2025 QUARTERLY REPORT
Russell Investment Company
January 31, 2025
Effective March 1, 2025, the Sustainable Equity Fund was renamed the Sustainable Aware Equity Fund.
Effective March 1, 2025, the Multi-Asset Growth Strategy Fund was renamed the Multi-Asset Strategy Fund.
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
24 of these Funds.

Page
Multifactor U.S. Equity Fund 3
Equity Income Fund 12
Sustainable Equity Fund 17
U.S. Strategic Equity Fund 25
U.S. Small Cap Equity Fund 32
Multifactor International Equity Fund 45
International Developed Markets Fund 57
Global Equity Fund 67
Emerging Markets Fund 78
Tax-Managed U.S. Large Cap Fund 87
Tax-Managed U.S. Mid & Small Cap Fund 93
Tax-Managed International Equity Fund 103
Tax-Managed Real Assets Fund 118
Opportunistic Credit Fund 126
Long Duration Bond Fund 170
Strategic Bond Fund 176
Investment Grade Bond Fund 204
Short Duration Bond Fund 224
Tax-Exempt High Yield Bond Fund 244
Tax-Exempt Bond Fund 317
Global Infrastructure Fund 393
Global Real Estate Securities Fund 398
Multi-Strategy Income Fund 403
Multi-Asset Growth Strategy Fund 434
Notes to Schedules of Investments 455
Notes to Quarterly Report 457
Russell Investment Company
Quarterly Report
January 31, 2025 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.4%
Consumer Discretionary - 14.2%
Amazon.com, Inc.(Æ) 62,813 14,929
AutoZone, Inc.(Æ) 38 127
Axon Enterprise, Inc.(Æ) 892 582
Bath & Body Works, Inc. 1,920 72
Best Buy Co., Inc. 3,465 298
BJ's Wholesale Club Holdings, Inc.(Æ) 3,092 306
BorgWarner, Inc. 1,819 58
Boyd Gaming Corp. 958 73
Burlington Stores, Inc.(Æ) 775 220
Carnival Corp.(Æ) 12,610 349
Carvana Co.(Æ) 1,339 331
Cava Group, Inc.(Æ) 903 122
Charter Communications, Inc. Class A(Æ) 1,078 372
Chipotle Mexican Grill, Inc. Class A(Æ) 8,166 477
Choice Hotels International, Inc. 539 79
Comcast Corp. Class A 45,225 1,522
Costco Wholesale Corp. 2,831 2,774
Coupang, Inc.(Æ) 18,736 441
Crocs, Inc.(Æ) 1,308 134
Curtiss-Wright Corp. 796 276
Deckers Outdoor Corp.(Æ) 2,913 517
Dick's Sporting Goods, Inc. 330 79
Dollar General Corp. 2,996 213
Dollar Tree, Inc.(Æ) 3,070 225
Domino's Pizza, Inc. 206 93
DR Horton, Inc. 4,412 626
DraftKings, Inc. Class A(Æ) 1,830 77
Duolingo, Inc.(Æ) 547 199
Dutch Bros, Inc. Class A(Æ) 1,323 83
eBay, Inc. 2,933 198
Expedia Group, Inc. 1,323 226
FactSet Research Systems, Inc. 589 279
Ferguson Enterprises, Inc. 1,029 186
Floor & Decor Holdings, Inc. Class A(Æ) 455 46
Ford Motor Co. 36,629 369
Fox Corp. Class A 6,710 343
Fox Corp. Class B 2,025 98
Freshpet, Inc.(Æ) 646 103
Gap, Inc. (The) 5,806 140
Garmin, Ltd. 2,347 507
General Motors Co. 17,901 885
Genuine Parts Co. 1,657 193
Hasbro, Inc. 1,334 77
Hilton Worldwide Holdings, Inc. 1,021 261
Home Depot, Inc. (The) 6,074 2,502
Hubbell, Inc. Class B 1,094 463
Interpublic Group of Cos., Inc. (The) 3,570 102
Las Vegas Sands Corp. 1,986 91
Lennar Corp. Class A 2,572 338
Liberty Broadband Corp. Class C(Æ) 1,505 115
Liberty Media Corp. Class C(Æ) 1,527 146
Lithia Motors, Inc. Class A 517 194
Live Nation Entertainment, Inc.(Æ) 808 117
Lowe's Cos., Inc. 2,447 636
Lululemon Athletica, Inc.(Æ) 978 405
Macy's, Inc. 6,087 95
Mattel, Inc.(Æ) 7,628 142
McDonald's Corp. 1,685 486
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGM Resorts International(Æ) 2,433 84
Millrose Properties, Inc. Class A(Æ)(Š) 2,199 24
Netflix, Inc. Class B(Æ) 2,420 2,364
New York Times Co. (The) Class A 1,857 101
Nexstar Media Group, Inc. Class A 413 63
Nike, Inc. Class B 3,991 307
Nordstrom, Inc. 3,172 77
Norton LifeLock Inc. 3,315 89
Norwegian Cruise Line Holdings, Ltd.(Æ) 5,559 158
NVR, Inc.(Æ) 46 369
Ollie's Bargain Outlet Holdings, Inc.(Æ) 869 97
Omnicom Group, Inc. 3,037 264
O'Reilly Automotive, Inc.(Æ) 114 148
Paramount Global Class B 8,551 93
Planet Fitness, Inc. Class A(Æ) 1,108 120
PulteGroup, Inc. 5,228 595
PVH Corp. 915 82
Ralph Lauren Corp. Class A 605 151
RB Global, Inc. 1,810 162
Restoration Hardware(Æ) 171 72
Ross Stores, Inc. 2,131 321
Royal Caribbean Cruises, Ltd. 2,038 543
Service Corp. International 1,165 91
SharkNinja, Inc.(Æ) 1,133 127
Skechers USA, Inc. Class A(Æ) 2,858 215
Tapestry, Inc. 5,878 429
Target Corp. 5,856 808
Tempur Sealy International, Inc. 1,425 90
Tesla, Inc.(Æ) 17,897 7,241
Texas Roadhouse, Inc. Class A 1,392 252
Thor Industries, Inc. 1,181 121
TJX Cos., Inc. (The) 8,002 999
Toll Brothers, Inc. 1,942 264
Tractor Supply Co. 4,809 261
Travel + Leisure Co. 2,210 120
Ulta Beauty, Inc.(Æ) 283 117
VF Corp. 3,297 86
Walmart, Inc. 26,329 2,584
Walt Disney Co. (The) 5,799 656
Whirlpool Corp. 598 63
Williams-Sonoma, Inc. 2,113 447
YETI Holdings, Inc.(Æ) 2,278 85
Yum! Brands, Inc. 1,171 153
Zillow Group, Inc.(Æ) 2,182 179
57,069
Consumer Staples - 3.5%
Albertsons Cos., Inc. Class A 6,560 131
Altria Group, Inc. 12,771 667
Archer-Daniels-Midland Co. 7,624 391
BellRing Brands, Inc.(Æ) 2,448 189
Bunge, Ltd. 1,119 85
Campbell Soup Co. 3,300 128
Casey's General Stores, Inc. 801 338
Church & Dwight Co., Inc. 2,508 265
Clorox Co. (The) 1,330 211
Coca-Cola Co. (The) 14,715 934
Coca-Cola Consolidated, Inc. 78 107
Colgate-Palmolive Co. 2,035 176
Conagra Brands, Inc. 7,461 193

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CVS Health Corp. 11,707 661
elf Beauty, Inc.(Æ) 1,073 107
Estee Lauder Cos., Inc. (The) Class A 1,212 101
Flowers Foods, Inc. 4,901 96
General Mills, Inc. 7,734 465
Hershey Co. (The) 1,211 181
Hormel Foods Corp. 4,801 144
Ingredion, Inc. 1,995 272
JM Smucker Co. (The) 1,686 180
Kellanova 3,182 260
Kenvue, Inc. 3,625 77
Keurig Dr Pepper, Inc. 14,441 464
Kimberly-Clark Corp. 2,391 311
Kraft Heinz Co. (The) 12,053 360
Kroger Co. (The) 13,227 815
McCormick & Co., Inc. 1,227 95
Molson Coors Beverage Co. Class B 2,296 126
Mondelez International, Inc. Class A 10,966 636
Monster Beverage Corp.(Æ) 5,717 278
PepsiCo, Inc. 5,161 778
Performance Food Group Co.(Æ) 1,343 121
Philip Morris International, Inc. 6,907 899
Post Holdings, Inc.(Æ) 969 103
Procter & Gamble Co. (The) 12,087 2,006
Sysco Corp. 1,358 99
Tyson Foods, Inc. Class A 4,420 250
US Foods Holding Corp.(Æ) 2,844 202
Walgreens Boots Alliance, Inc. 7,568 78
13,980
Energy - 3.5%
Baker Hughes Co. 7,296 337
Chevron Corp. 14,628 2,182
Coterra Energy, Inc. 15,777 437
Devon Energy Corp. 9,819 335
Diamondback Energy, Inc. 2,882 474
Eaton Corp. PLC 2,338 763
EOG Resources, Inc. 6,907 869
EQT Corp. 2,549 130
Exxon Mobil Corp. 33,438 3,572
First Solar, Inc.(Æ) 486 82
Halliburton Co. 7,611 198
Hess Corp. 2,732 380
HF Sinclair Corp. 3,158 114
Kinder Morgan, Inc. 8,779 241
Marathon Petroleum Corp. 2,926 426
Matador Resources Co. 1,878 109
Occidental Petroleum Corp. 5,562 260
ONEOK, Inc. 2,577 251
Phillips 66 3,284 387
Range Resources Corp. 5,073 188
Schlumberger NV 10,181 410
Targa Resources Corp. 2,080 409
TechnipFMC PLC 5,930 178
Texas Pacific Land Corp. 260 337
Valero Energy Corp. 4,013 534
Weatherford International PLC 1,431 90
Williams Cos., Inc. (The) 7,267 403
14,096
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 15.5%
Affirm Holdings, Inc.(Æ) 2,312 141
Aflac, Inc. 9,174 985
Allstate Corp. (The) 3,944 759
Ally Financial, Inc. 2,437 95
American Express Co. 2,868 910
American Financial Group, Inc. 1,920 262
American Homes 4 Rent Class A(ö) 2,149 74
American International Group, Inc. 4,270 314
American Tower Corp.(ö) 809 150
Ameriprise Financial, Inc. 649 353
Aon PLC Class A 1,416 525
Apollo Global Management, Inc. 2,929 501
Arch Capital Group, Ltd. 4,462 415
Ares Management Corp. Class A 510 101
Arthur J Gallagher & Co. 987 298
Assurant, Inc. 1,120 241
Assured Guaranty, Ltd. 571 54
AvalonBay Communities, Inc.(ö) 1,188 263
AXA Equitable Holdings 3,831 208
Axis Capital Holdings, Ltd. 842 77
Bank of America Corp. 39,413 1,825
Bank of New York Mellon Corp. (The) 9,212 792
Berkshire Hathaway, Inc. Class B(Æ) 11,479 5,380
BlackRock, Inc. 653 702
Blackstone, Inc. Class A 1,888 334
Blue Owl Capital, Inc. 5,065 132
Brixmor Property Group, Inc.(ö) 2,908 76
Brown & Brown, Inc. 3,946 413
Capital One Financial Corp. 4,338 884
Carlyle Group, Inc. (The) 1,842 103
Cboe Global Markets, Inc. 622 127
CBRE Group, Inc. Class A(Æ) 2,888 418
Charles Schwab Corp. (The) 2,363 195
Chubb, Ltd. 4,297 1,168
Cincinnati Financial Corp. 2,119 290
Citigroup, Inc. 15,693 1,278
Citizens Financial Group, Inc. 3,907 186
CME Group, Inc. Class A 1,631 386
Coinbase Global, Inc. Class A(Æ) 1,110 323
Columbia Banking System, Inc. 3,183 89
Comerica, Inc. 1,941 131
Commerce Bancshares, Inc. 3,024 202
Corebridge Financial, Inc. 2,500 84
Crown Castle, Inc.(ö) 1,687 151
CubeSmart(ö) 1,353 56
Cullen/Frost Bankers, Inc. 570 79
Discover Financial Services 2,862 575
East West Bancorp, Inc. 2,379 245
Equinix, Inc.(ö) 542 495
Equity LifeStyle Properties, Inc. Class A(ö) 1,554 102
Equity Residential(ö) 1,450 102
Essex Property Trust, Inc.(ö) 677 193
Evercore, Inc. Class A 497 145
Everest Re Group, Ltd. 731 254
Extra Space Storage, Inc.(ö) 707 109
Fidelity National Financial, Inc. 1,068 62
Fifth Third Bancorp 8,504 377
First American Financial Corp. 870 55
First Citizens BancShares, Inc. Class A 73 161

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Horizon Corp. 8,093 177
Gaming and Leisure Properties, Inc.(ö) 2,816 136
Globe Life, Inc. 2,500 305
Goldman Sachs Group, Inc. (The) 2,642 1,692
Hanover Insurance Group, Inc. (The) 899 138
Hartford Financial Services Group, Inc.
(The) 5,071 566
Host Hotels & Resorts, Inc.(ö) 8,665 145
Houlihan Lokey, Inc. Class A 1,484 270
Huntington Bancshares, Inc. 12,415 214
Interactive Brokers Group, Inc. Class A 1,127 245
Intercontinental Exchange, Inc. 1,295 207
Invitation Homes, Inc.(ö) 2,929 91
Janus Henderson Group PLC 1,924 86
Jefferies Financial Group, Inc. 2,195 169
Jones Lang LaSalle, Inc.(Æ) 1,092 309
JPMorgan Chase & Co. 19,495 5,211
Kemper Corp. 1,173 79
KeyCorp 7,945 143
Kimco Realty Corp.(ö) 5,866 132
Kinsale Capital Group, Inc. 429 190
KKR & Co., Inc. Class A 2,748 459
Lazard, Inc. 1,495 81
Lincoln National Corp. 2,213 78
Loews Corp. 1,908 163
LPL Financial Holdings, Inc. 1,463 537
M&T Bank Corp. 1,888 380
Markel Group, Inc.(Æ) 160 293
Marsh & McLennan Cos., Inc. 1,063 231
MasterCard, Inc. Class A 5,532 3,073
MetLife, Inc. 5,734 496
MGIC Investment Corp. 3,554 91
Mid-America Apartment Communities, Inc.
(ö) 644 98
Morgan Stanley 10,889 1,507
Morningstar, Inc. 305 100
Nasdaq, Inc. 4,187 345
NET Lease Office Properties(Æ)(ö) 1 —
Northern Trust Corp. 3,976 446
NU Holdings, Ltd. Class A(Æ) 21,793 289
Old Republic International Corp. 5,400 198
Omega Healthcare Investors, Inc.(ö) 3,500 130
OneMain Holdings, Inc. 2,166 120
Pinnacle Financial Partners, Inc. 1,178 147
PNC Financial Services Group, Inc. (The) 4,521 908
Primerica, Inc. 372 108
Principal Financial Group, Inc. 3,264 269
Progressive Corp. (The) 5,047 1,244
Prologis, Inc.(ö) 1,584 189
Prosperity Bancshares, Inc. 1,736 139
Prudential Financial, Inc. 3,290 397
Public Storage(ö) 425 127
Raymond James Financial, Inc. 3,093 521
Realty Income Corp.(ö) 2,890 158
Regency Centers Corp.(ö) 2,789 200
Regions Financial Corp. 12,955 319
Reinsurance Group of America, Inc. Class A 464 106
RenaissanceRe Holdings, Ltd. 1,086 253
RLI Corp. 1,652 121
Robinhood Markets, Inc. Class A(Æ) 7,915 411
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryan Specialty Holdings, Inc. Class A 1,330 89
SBA Communications Corp.(ö) 697 138
SEI Investments Co. 2,431 210
SoFi Technologies, Inc.(Æ) 11,697 185
State Street Corp. 5,818 591
Stifel Financial Corp. 1,593 185
Synchrony Financial 6,219 429
Synovus Financial Corp. 2,118 119
T Rowe Price Group, Inc. 2,103 246
Tradeweb Markets, Inc. Class A 1,870 237
Travelers Cos., Inc. (The) 4,099 1,005
Truist Financial Corp. 14,156 674
Unum Group 4,137 315
US Bancorp 18,883 902
Ventas, Inc.(ö) 3,607 218
VICI Properties, Inc.(ö) 12,884 384
Visa, Inc. Class A 10,628 3,633
Vornado Realty Trust(ö) 1,849 80
Voya Financial, Inc. 774 55
Webster Financial Corp. 1,472 89
Welltower, Inc.(ö) 3,404 465
Western Alliance Bancorp 957 84
Western Union Co. (The) 6,292 65
White Mountains Insurance Group, Ltd. 44 85
Willis Towers Watson PLC 646 213
Wintrust Financial Corp. 813 106
WP Carey, Inc.(ö) 3,613 202
WR Berkley Corp. 6,621 389
XP, Inc. Class A 6,822 93
Zions Bancorp NA 2,116 122
62,250
Health Care - 8.8%
Abbott Laboratories 6,852 877
AbbVie, Inc. 8,436 1,551
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 2,232 338
Align Technology, Inc.(Æ) 603 132
Alnylam Pharmaceuticals, Inc.(Æ) 1,283 348
Amgen, Inc. 908 259
Baxter International, Inc. 8,031 261
Becton Dickinson & Co. 756 187
Biogen, Inc.(Æ) 1,791 258
Boston Scientific Corp.(Æ) 10,986 1,125
Bristol-Myers Squibb Co. 6,204 366
Cardinal Health, Inc. 2,077 257
Cencora, Inc. Class A 1,261 321
Centene Corp.(Æ) 5,215 334
Charles River Laboratories International,
Inc.(Æ) 543 89
Chemed Corp. 177 99
Cigna Group (The) 3,074 904
Cooper Cos, Inc. (The)(Æ) 727 70
Danaher Corp. 1,266 282
DaVita, Inc.(Æ) 802 141
DexCom, Inc.(Æ) 1,645 143
Doximity, Inc. Class A(Æ) 2,057 122
Edwards Lifesciences Corp.(Æ) 2,255 163
Elanco Animal Health, Inc.(Æ) 6,356 76
Elevance Health, Inc. 2,907 1,150

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eli Lilly & Co. 4,534 3,677
Encompass Health Corp. 2,149 213
Exelixis, Inc.(Æ) 6,865 228
GE HealthCare Technologies, Inc. 976 86
Gilead Sciences, Inc. 8,349 811
Globus Medical, Inc. Class A(Æ) 1,561 145
HCA Healthcare, Inc. 1,585 523
Henry Schein, Inc.(Æ) 2,673 214
Hologic, Inc.(Æ) 4,113 297
Humana, Inc. 1,190 349
IDEXX Laboratories, Inc.(Æ) 642 271
Illumina, Inc.(Æ) 1,368 182
Incyte Corp.(Æ) 2,220 165
Inspire Medical Systems, Inc.(Æ) 701 136
Insulet Corp.(Æ) 879 245
Intra-Cellular Therapies, Inc. Class A(Æ) 872 111
Intuitive Surgical, Inc.(Æ) 2,121 1,213
Jazz Pharmaceuticals PLC(Æ) 803 100
Johnson & Johnson 13,150 2,001
Labcorp Holdings, Inc. 698 174
Masimo Corp.(Æ) 910 159
McKesson Corp. 418 249
Medpace Holdings, Inc.(Æ) 369 129
Medtronic PLC 9,824 892
Merck & Co., Inc. 13,574 1,341
Molina Healthcare, Inc.(Æ) 1,190 369
Natera, Inc.(Æ) 1,207 214
Neurocrine Biosciences, Inc.(Æ) 1,140 173
Penumbra, Inc.(Æ) 693 185
Pfizer, Inc. 46,854 1,243
QIAGEN NV(Æ) 994 44
Quest Diagnostics, Inc. 1,274 208
Regeneron Pharmaceuticals, Inc. 1,037 698
ResMed, Inc. 2,068 488
Royalty Pharma PLC Class A 1,509 48
Solventum Corp.(Æ) 2,932 217
STERIS PLC 469 103
Stryker Corp. 2,466 965
Teleflex, Inc. 778 140
Tenet Healthcare Corp.(Æ) 2,288 322
Thermo Fisher Scientific, Inc. 849 507
United Therapeutics Corp.(Æ) 802 282
UnitedHealth Group, Inc. 4,798 2,603
Universal Health Services, Inc. Class B 1,268 239
Veeva Systems, Inc. Class A(Æ) 2,421 565
Vertex Pharmaceuticals, Inc.(Æ) 1,425 658
Viatris, Inc. 12,603 142
Waters Corp.(Æ) 965 401
West Pharmaceutical Services, Inc. 418 143
Zimmer Biomet Holdings, Inc. 2,444 268
Zoetis, Inc. Class A 2,071 354
35,343
Materials and Processing - 3.9%
AAON, Inc. 1,414 165
Acuity Brands, Inc. 767 255
Advanced Drainage Systems, Inc. 585 71
Air Products & Chemicals, Inc. 578 194
Alcoa Corp. 2,268 80
Amcor PLC 24,976 243
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AptarGroup, Inc. 1,257 197
Armstrong World Industries, Inc. 1,302 197
Axalta Coating Systems, Ltd.(Æ) 3,368 121
AZEK Co., Inc. (The)(Æ) 2,220 114
Ball Corp. 3,170 177
Berry Global Group, Inc. 1,864 127
Builders FirstSource, Inc.(Æ) 2,299 385
Carrier Global Corp. 3,014 197
Celanese Corp. Class A 922 65
CF Industries Holdings, Inc. 4,175 385
Copart, Inc.(Æ) 6,613 383
CRH PLC 8,180 810
Crown Holdings, Inc. 2,174 191
Darling Ingredients, Inc.(Æ) 3,004 112
Dow, Inc. 7,050 275
DuPont de Nemours, Inc. 4,061 312
Eastman Chemical Co. 1,561 155
Ecolab, Inc. 1,945 487
Fastenal Co. 5,199 381
FMC Corp. 980 55
Fortune Brands Innovations, Inc. 1,357 97
Freeport-McMoRan, Inc. 3,240 116
General Electric Co. 3,004 611
Graphic Packaging Holding Co. 5,271 145
International Flavors & Fragrances, Inc. 974 85
International Paper Co. 4,622 257
ITT, Inc. 2,131 322
Johnson Controls International PLC 1,328 104
Lennox International, Inc. 773 458
Linde PLC 1,103 492
LKQ Corp. 3,445 129
Louisiana-Pacific Corp. 1,057 124
LyondellBasell Industries Class A 2,407 182
Martin Marietta Materials, Inc. 168 91
Masco Corp. 757 60
MDU Resources Group, Inc. 3,621 64
Mohawk Industries, Inc.(Æ) 556 68
Mosaic Co. (The) 3,511 98
NewMarket Corp. 220 110
Nucor Corp. 3,738 480
Owens Corning 1,625 300
Packaging Corp. of America 2,013 428
Pool Corp. 260 89
PPG Industries, Inc. 2,268 262
Reliance Steel & Aluminum Co. 904 262
Royal Gold, Inc. 852 119
RPM International, Inc. 3,372 427
Sealed Air Corp. 2,698 94
Sherwin-Williams Co. (The) 1,062 380
Silgan Holdings, Inc. 1,496 82
Simpson Manufacturing Co., Inc. 540 91
Smurfit WestRock PLC 12,013 638
Sonoco Products Co. 1,272 61
Southern Copper Corp. 778 71
Steel Dynamics, Inc. 2,426 311
Trane Technologies PLC 2,362 857
Trex Co., Inc.(Æ) 1,007 73
United States Steel Corp. 2,451 90
Valmont Industries, Inc. 532 176
Vulcan Materials Co. 936 257

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Watsco, Inc. 381 182
15,477
Producer Durables - 7.5%
AECOM 2,370 250
AGCO Corp. 507 53
Alaska Air Group, Inc.(Æ) 1,424 104
Allison Transmission Holdings, Inc. Class A 2,063 242
American Airlines Group, Inc.(Æ) 3,856 65
AMETEK, Inc. 1,734 320
Amphenol Corp. Class A 13,303 942
AO Smith Corp. 1,463 98
Aptiv PLC(Æ) 2,408 150
Automatic Data Processing, Inc. 1,406 426
Avery Dennison Corp. 1,008 187
Block, Inc. Class A(Æ) 2,703 245
Booz Allen Hamilton Holding Corp. Class A 567 73
BWX Technologies, Inc. 1,651 186
Carlisle Cos., Inc. 591 230
Caterpillar, Inc. 1,802 669
CH Robinson Worldwide, Inc. 1,428 142
Cintas Corp. 4,106 824
CNH Industrial NV 5,842 75
Comfort Systems USA, Inc. 722 315
Corpay, Inc.(Æ) 1,048 399
CoStar Group, Inc.(Æ) 1,035 79
Crane Co. 808 138
CSX Corp. 4,352 143
Cummins, Inc. 1,531 545
Deere & Co. 485 231
Delta Air Lines, Inc. 12,260 825
Donaldson Co., Inc. 1,885 134
Dover Corp. 1,318 268
EMCOR Group, Inc. 852 382
Emerson Electric Co. 4,529 589
Equifax, Inc. 356 98
Expeditors International of Washington, Inc. 2,066 235
FedEx Corp. 3,129 829
Flowserve Corp. 2,897 181
Fortive Corp. 1,321 107
FTI Consulting, Inc.(Æ) 647 126
Gartner, Inc.(Æ) 353 192
Gates Industrial Corp. PLC(Æ) 3,733 77
Generac Holdings, Inc.(Æ) 1,223 183
General Dynamics Corp. 1,126 289
Gentex Corp. 4,499 117
Global Payments, Inc. 2,274 257
Graco, Inc. 2,430 205
GXO Logistics, Inc.(Æ) 1,739 79
H&R Block, Inc. 943 52
Heico Corp. 671 160
Honeywell International, Inc. 1,185 265
Howmet Aerospace, Inc. 4,284 542
Huntington Ingalls Industries, Inc. 434 86
IDEX Corp. 462 104
Illinois Tool Works, Inc. 1,039 269
Ingersoll Rand, Inc. 2,113 198
Jacobs Solutions, Inc. 605 85
JB Hunt Transport Services, Inc. 959 164
Keysight Technologies, Inc.(Æ) 1,679 299
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kirby Corp.(Æ) 704 77
Knight-Swift Transportation Holdings, Inc. 1,725 98
L3Harris Technologies, Inc. 917 194
Landstar System, Inc. 467 77
Lincoln Electric Holdings, Inc. 1,002 199
MarketAxess Holdings, Inc. 417 92
MasTec, Inc.(Æ) 832 121
Mettler-Toledo International, Inc.(Æ) 67 91
Middleby Corp. (The)(Æ) 434 74
Moody's Corp. 828 414
MSA Safety, Inc. 679 112
MSC Industrial Direct Co., Inc. Class A 1,007 81
Murphy USA, Inc. 286 144
Nordson Corp. 358 79
Norfolk Southern Corp. 1,538 393
Northrop Grumman Corp. 266 130
Old Dominion Freight Line, Inc. 1,145 213
Oshkosh Corp. 744 87
Otis Worldwide Corp. 1,311 125
PACCAR, Inc. 6,737 747
Parker-Hannifin Corp. 837 592
Paychex, Inc. 3,931 580
Paylocity Holding Corp.(Æ) 311 64
PayPal Holdings, Inc.(Æ) 3,359 298
Pentair PLC 2,389 248
Quanta Services, Inc. 1,435 441
Republic Services, Inc. Class A 1,936 420
Robert Half, Inc. 1,622 105
Rockwell Automation, Inc. 434 121
Rollins, Inc. 3,102 154
Ryder System, Inc. 982 157
S&P Global, Inc. 1,176 613
Saia, Inc.(Æ) 394 189
Snap-on, Inc. 1,706 606
Southwest Airlines Co. 2,566 79
Stanley Black & Decker, Inc. 1,306 115
Teledyne Technologies, Inc.(Æ) 319 163
Tetra Tech, Inc. 1,936
71
Textron, Inc. 2,363 181
Toast, Inc. Class A(Æ) 6,948 284
TopBuild Corp.(Æ) 532 182
Toro Co. (The) 1,187 99
Trade Desk, Inc. (The) Class A(Æ) 4,166 494
TransDigm Group, Inc. 106 143
TransUnion 1,658 165
Trimble Navigation, Ltd.(Æ) 3,720 279
Union Pacific Corp. 1,104 274
United Airlines, Inc.(Æ) 4,966 526
United Parcel Service, Inc. Class B 3,563 407
United Rentals, Inc. 415 315
Veralto Corp. 2,155 223
Verisk Analytics, Inc. Class A 1,109 319
Vertiv Holdings Co. Class A 5,145 602
Vontier Corp. 2,378 92
W.W. Grainger, Inc. 558 593
Waste Management, Inc. 965 213
WESCO International, Inc. 819 151
Westinghouse Air Brake Technologies Corp. 2,511 522
Woodward, Inc. 407 75
XPO, Inc.(Æ) 1,737 232

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xylem, Inc. 1,562 194
Zebra Technologies Corp. Class A(Æ) 816 320
29,977
Technology - 34.9%
Accenture PLC Class A 2,525 972
Adobe, Inc.(Æ) 1,429 625
Advanced Micro Devices, Inc.(Æ) 2,787 323
Airbnb, Inc. Class A(Æ) 1,573 206
Akamai Technologies, Inc.(Æ) 4,008 400
Allegion PLC 1,269 168
Alphabet, Inc. Class A 57,932 11,819
Alphabet, Inc. Class C 12,696 2,610
Amdocs, Ltd. 4,210 371
Amkor Technology, Inc. 2,896 71
Analog Devices, Inc. 1,447 307
Ansys, Inc.(Æ) 419 147
Appfolio, Inc. Class A(Æ) 375 88
Apple, Inc. 96,741 22,831
Applied Materials, Inc. 3,762 678
AppLovin Corp. Class A(Æ) 2,691 995
Arista Networks, Inc.(Æ) 8,810 1,015
Arrow Electronics, Inc.(Æ) 938 109
Astera Labs, Inc.(Æ) 886 90
Atlassian Corp. Class A(Æ) 2,135 655
Autodesk, Inc.(Æ) 2,221 692
Avnet, Inc. 2,960 153
Bentley Systems, Inc. Class B 2,353 110
Bill.com Holdings, Inc.(Æ) 1,598 155
Bio Techne Corp. 1,097 81
Booking Holdings, Inc. 141 668
Broadcom, Inc. 28,345 6,272
Broadridge Financial Solutions, Inc. 288 69
CACI International, Inc. Class A(Æ) 435 168
Cadence Design Systems, Inc.(Æ) 1,483 441
CDW Corp. 594 118
Ciena Corp.(Æ) 1,324 115
Cirrus Logic, Inc.(Æ) 1,237 124
Cisco Systems, Inc. 33,043 2,002
Cloudflare, Inc. Class A(Æ) 3,037 420
Cognizant Technology Solutions Corp.
Class A 12,670 1,047
Coherent Corp.(Æ) 1,160 105
Confluent, Inc. Class A(Æ) 3,052 91
Corning, Inc. 2,643 138
Crowdstrike Holdings, Inc. Class A(Æ) 1,828 728
Datadog, Inc. Class A(Æ) 2,479 354
Dayforce, Inc.(Æ) 1,834 130
DocuSign, Inc.(Æ) 3,904 378
DoorDash, Inc. Class A(Æ) 4,188 791
Dropbox, Inc. Class A(Æ) 2,500 80
DXC Technology Co.(Æ) 3,068 67
Dynatrace, Inc.(Æ) 4,217 244
Electronic Arts, Inc. 2,853 351
Entegris, Inc. 639 65
EPAM Systems, Inc.(Æ) 981 249
F5, Inc.(Æ) 1,267 377
Fair Isaac Corp.(Æ) 140 262
Fidelity National Information Services, Inc. 4,394 358
Fiserv, Inc.(Æ) 3,851 832
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortinet, Inc.(Æ) 6,266 632
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact, Ltd. 5,516 269
Gitlab, Inc. Class A(Æ) 1,763 128
Globant SA(Æ) 549 117
GoDaddy, Inc. Class A(Æ) 1,297 276
Guidewire Software, Inc.(Æ) 1,043 220
HashiCorp, Inc. Class A(Æ) 2,350 80
Hewlett Packard Enterprise Co. 19,747 418
HP, Inc. 14,144 460
HubSpot, Inc.(Æ) 512 399
Intel Corp. 7,264 141
International Business Machines Corp. 3,775 965
Intuit, Inc. 1,022 615
Jabil Circuit, Inc. 2,422 393
Jack Henry & Associates, Inc. 893 155
Juniper Networks, Inc. 4,288 149
KLA Corp. 214 158
Kyndryl Holdings, Inc.(Æ) 2,114 80
Lam Research Corp. 25,775 2,089
Lattice Semiconductor Corp.(Æ) 1,297 74
Leidos Holdings, Inc. 3,533 502
Lyft, Inc. Class A(Æ) 5,702 77
MACOM Technology Solutions Holdings,
Inc.(Æ) 954 126
Manhattan Associates, Inc.(Æ) 1,157 241
Maplebear, Inc.(Æ) 2,511 121
Marvell Technology, Inc. 4,525 511
Match Group, Inc. 3,272 117
Meta Platforms, Inc. Class A 14,396 9,921
Microchip Technology, Inc. 1,842 100
Micron Technology, Inc. 6,642 606
Microsoft Corp. 51,197 21,250
MicroStrategy, Inc. Class A(Æ) 1,002 335
MongoDB, Inc.(Æ) 590 161
Monolithic Power Systems, Inc. 449 286
Motorola Solutions, Inc. 1,170 549
MSCI, Inc. Class A 274 164
NetApp, Inc. 1,899 232
Nutanix, Inc. Class A(Æ) 3,332 229
NVIDIA Corp. 161,162 19,351
ON Semiconductor Corp.(Æ) 9,550 500
Onto Innovation, Inc.(Æ) 549 112
Oracle Corp. 6,088 1,035
Palantir Technologies, Inc. Class A(Æ) 13,221 1,091
Palo Alto Networks, Inc.(Æ) 4,746 875
Paycom Software, Inc. 859 178
Pegasystems, Inc. 883 96
Pinterest, Inc. Class A(Æ) 5,219 172
Procore Technologies, Inc.(Æ) 1,843 147
PTC, Inc.(Æ) 1,103 213
Pure Storage, Inc. Class A(Æ) 5,126 348
Qorvo, Inc.(Æ) 2,384 198
QUALCOMM, Inc. 4,739 820
ROBLOX Corp. Class A(Æ) 3,679 261
Roper Technologies, Inc. 330 190
Salesforce, Inc. 4,225 1,444
Science Applications International Corp. 741 80
ServiceNow, Inc.(Æ) 1,243 1,266
Skyworks Solutions, Inc. 4,193 372

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Snowflake, Inc. Class A(Æ) 661 120
Spotify Technology SA(Æ) 1,242 681
SS&C Technologies Holdings, Inc. 5,185 420
Super Micro Computer, Inc.(Æ) 13,923 397
Synopsys, Inc.(Æ) 798 419
TD SYNNEX Corp. 1,573 224
Teradyne, Inc. 1,467 170
Texas Instruments, Inc. 3,731 689
Twilio, Inc. Class A(Æ) 1,698 249
Tyler Technologies, Inc.(Æ) 636 383
Uber Technologies, Inc.(Æ) 3,051 204
Universal Display Corp. 549 82
VeriSign, Inc.(Æ) 636 137
Western Digital Corp.(Æ) 1,279 83
Workday, Inc. Class A(Æ) 1,536 403
Zoom Video Communications, Inc. Class
A(Æ) 4,072 354
Zscaler, Inc.(Æ) 526 107
139,932
Utilities - 3.6%
Alliant Energy Corp. 2,196 129
Ameren Corp. 1,294 122
American Electric Power Co., Inc. 6,662 655
American Water Works Co., Inc. 655 82
APA Corp. 5,975 131
AT&T, Inc. 83,791 1,988
Atmos Energy Corp. 1,721 245
Cheniere Energy, Inc. 1,173 262
Chord Energy Corp. 845 95
Civitas Resources, Inc. 1,545 78
CMS Energy Corp. 1,242 82
ConocoPhillips Co. 13,887 1,373
Consolidated Edison, Inc. 4,340 407
Constellation Energy Corp. 1,401 420
Dominion Energy, Inc. 5,890 327
DTE Energy Co. 3,058 367
Duke Energy Corp. 1,898 213
Edison International 2,494 135
Entergy Corp. 6,760 548
Essential Utilities, Inc. 2,076 74
Eversource Energy 2,150 124
Exelon Corp. 13,313 533
Expand Energy Corp. 1,713 174
FirstEnergy Corp. 5,255 209
NextEra Energy, Inc. 3,446 247
NiSource, Inc. 4,166 155
NRG Energy, Inc. 3,241 332
Ovintiv, Inc. 4,430 187
Permian Resources Corp. 12,658 186
PG&E Corp. 15,901 249
Pinnacle West Capital Corp. 2,279 198
PPL Corp. 4,125 139
Public Service Enterprise Group, Inc. 1,235 103
Sempra Energy 2,689 223
Southern Co. (The) 2,492 209
T-Mobile US, Inc. 3,369 785
UGI Corp. 5,025 154
Verizon Communications, Inc. 38,288 1,508
Vistra Corp. 2,695 453
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WEC Energy Group, Inc. 2,110 209
Xcel Energy, Inc. 2,974 200
14,310
Total Common Stocks
(cost $167,719) 382,434
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 19,345,882
(∞)
19,342
Total Short-Term Investments
(cost $19,343) 19,342
Total Investments - 100.2%
(identified cost $187,062) 401,776
Other Assets and Liabilities,
Net - (0.2)%
(899)
Net Assets - 100.0%
400,877

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 55 USD 16,685 03/25 (189)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (189)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 57,045 $ — $ 24
$ —
$ 57,069
Consumer Staples 13,980 — —
—
13,980
Energy 14,096 — —
—
14,096
Financial Services 62,250 — —
—
62,250
Health Care 35,343 — —
—
35,343
Materials and Processing 15,477 — —
—
15,477
Producer Durables 29,977 — —
—
29,977
Technology 139,932 — —
—
139,932
Utilities 14,310 — —
—
14,310
Short-Term Investments — — — 19,342 19,342
Total Investments
382,410 — 24 19,342 401,776
Other Financial Instruments
Liabilities
Futures Contracts (189) — — — (189)
Total Other Financial Instruments
*
$ (189) $ — $ — $ — $ (189)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 11
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,067 $ 58,761 $ 49,485 $ (2) $ 1 $ 19,342 $ 140 $ —

Russell Investment Company
Equity Income Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 93.4%
Consumer Discretionary - 8.2%
Best Buy Co., Inc. 3,459 297
Carter's, Inc. 2,292 124
Comcast Corp. Class A 64,692 2,178
Dollar General Corp. 14,777 1,050
eBay, Inc. 6,355 429
Ferguson Enterprises, Inc. 809 147
Garmin, Ltd. 1,591 343
General Motors Co. 29,223 1,445
Home Depot, Inc. (The) 710 292
Hubbell, Inc. Class B 631 267
Kohl's Corp. 7,449 98
Lennar Corp. Class A 2,909 382
Lowe's Cos., Inc. 537 140
McDonald's Corp. 1,053 304
New York Times Co. (The) Class A 5,935 322
Nike, Inc. Class B 2,879 221
PulteGroup, Inc. 2,399 273
Ralph Lauren Corp. Class A 959 239
Raytheon Technologies Corp. 2,254 291
RB Global, Inc. 3,001 269
Sirius Xm Holdings, Inc. 22,810 548
Target Corp. 3,222 444
TJX Cos., Inc. (The) 2,801 350
TKO Group Holdings, Inc. 2,873 446
Walmart, Inc. 14,873 1,460
Walt Disney Co. (The) 14,463 1,635
Warner Music Group Corp. Class A 21,807 693
14,687
Consumer Staples - 9.9%
Altria Group, Inc. 5,105 267
Ambev SA - ADR 230,627 427
Archer-Daniels-Midland Co. 8,880 455
Church & Dwight Co., Inc. 1,433 151
Coca-Cola Co. (The) 8,221 522
Coca-Cola Europacific Partners PLC 10,731 843
Colgate-Palmolive Co. 3,106 269
Conagra Brands, Inc. 25,605 663
CVS Health Corp. 55,040 3,109
Estee Lauder Cos., Inc. (The) Class A 7,057 589
Hershey Co. (The) 699 104
Kraft Heinz Co. (The) 30,206 901
Kroger Co. (The) 33,990 2,095
Molson Coors Beverage Co. Class B 16,944 928
Mondelez International, Inc. Class A 3,372 195
PepsiCo, Inc. 2,128 321
Philip Morris International, Inc. 16,052 2,090
Procter & Gamble Co. (The) 11,254 1,868
Tyson Foods, Inc. Class A 28,215 1,594
Walgreens Boots Alliance, Inc. 32,928 338
17,729
Energy - 6.6%
BP PLC - ADR 25,213 783
Canadian Natural Resources, Ltd. 16,042 487
Chevron Corp. 7,958 1,187
Coterra Energy, Inc. 10,373 288
Devon Energy Corp. 8,671 296
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eaton Corp. PLC 1,659 542
Enbridge, Inc. 36,649 1,585
EOG Resources, Inc. 3,022 380
Exxon Mobil Corp. 13,332 1,424
Hess Corp. 10,450 1,453
Kinder Morgan, Inc. 6,088 167
Magna International, Inc. Class A 17,163 681
ONEOK, Inc. 2,992 291
Phillips 66 8,730 1,029
Schlumberger NV 11,333 456
Shell PLC - ADR 10,970 722
11,771
Financial Services - 22.8%
AerCap Holdings NV 13,112 1,253
Aflac, Inc. 2,974 319
AGNC Investment Corp.(ö) 32,499 324
Allstate Corp. (The) 10,112 1,945
American Express Co. 723 229
American Financial Group, Inc. 1,950 266
American International Group, Inc. 2,710 200
Annaly Capital Management, Inc.(ö) 53,694 1,096
Aon PLC Class A 485 180
Arch Capital Group, Ltd. 3,111 290
AvalonBay Communities, Inc.(ö) 976 216
Bank of America Corp. 44,516 2,061
Bank of Nova Scotia (The) 15,239 780
Berkshire Hathaway, Inc. Class B(Æ) 6,078 2,849
BlackRock, Inc. 624 671
Brown & Brown, Inc. 2,680 280
CBRE Group, Inc. Class A(Æ) 1,825 264
Charles Schwab Corp. (The) 3,229 267
Chubb, Ltd. 6,520 1,773
Citigroup, Inc. 32,421 2,640
CME Group, Inc. Class A 1,620 383
Crown Castle, Inc.(ö) 1,980 177
Digital Realty Trust, Inc.(ö) 1,448 237
Equinix, Inc.(ö) 341 312
Evercore, Inc. Class A 840 245
Everest Re Group, Ltd. 1,227 426
Extra Space Storage, Inc.(ö) 1,658 255
Goldman Sachs Group, Inc. (The) 484 310
Hartford Financial Services Group, Inc.
(The) 2,249 251
Healthcare Realty Trust, Inc.(ö) 12,818 215
Houlihan Lokey, Inc. Class A 1,725 313
Howard Hughes Corp. (The)(Æ) 5,558 424
Intercontinental Exchange, Inc. 1,546 247
Invitation Homes, Inc.(ö) 5,284 165
JPMorgan Chase & Co. 18,006 4,813
Lazard, Inc. 2,137 116
Marsh & McLennan Cos., Inc. 1,614 350
Mid-America Apartment Communities, Inc.
(ö) 8,609 1,314
Northern Trust Corp. 11,106 1,247
Old Republic International Corp. 6,854 251
Park Hotels & Resorts, Inc.(ö) 12,221 165
PNC Financial Services Group, Inc. (The) 1,123 226
Principal Financial Group, Inc. 1,726 142
Progressive Corp. (The) 1,497 369

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prologis, Inc.(ö) 14,513 1,731
Public Storage(ö) 5,467 1,632
Realty Income Corp.(ö) 4,585 251
Regions Financial Corp. 6,826 168
RLI Corp. 3,120 229
SEI Investments Co. 3,273 283
Simon Property Group, Inc.(ö) 1,152 200
T Rowe Price Group, Inc. 2,965 347
Tradeweb Markets, Inc. Class A 3,010 382
Travelers Cos., Inc. (The) 1,058 259
Truist Financial Corp. 4,082 194
Wells Fargo & Co. 32,189 2,536
Welltower, Inc.(ö) 3,361 459
Willis Towers Watson PLC 3,019 995
XP, Inc. Class A 10,401 142
40,664
Health Care - 13.8%
Abbott Laboratories 6,515 834
AbbVie, Inc. 4,070 749
Amgen, Inc. 614 175
AstraZeneca PLC - ADR 5,951 421
Becton Dickinson & Co. 771 191
BioMarin Pharmaceutical, Inc.(Æ) 1,490 95
Bio-Techne Corp. 970 71
Boston Scientific Corp.(Æ) 5,909 605
Bristol-Myers Squibb Co. 14,226 839
Danaher Corp. 1,907 425
Doximity, Inc. Class A(Æ) 3,754 222
Elevance Health, Inc. 387 153
Genmab A/S - ADR(Æ) 16,343 322
Gilead Sciences, Inc. 5,890 573
GSK PLC - ADR 20,874 736
Humana, Inc. 6,907 2,025
Jazz Pharmaceuticals PLC(Æ) 4,616 574
Johnson & Johnson 9,473 1,441
Medtronic PLC 26,474 2,404
Merck & Co., Inc. 15,322 1,514
Organon & Co. 19,829 309
Pfizer, Inc. 22,961 609
QIAGEN NV(Æ) 7,619 340
Regeneron Pharmaceuticals, Inc. 439 296
ResMed, Inc. 1,331 314
Royalty Pharma PLC Class A 20,107 635
Sanofi SA - ADR 35,997 1,956
Sarepta Therapeutics, Inc.(Æ) 2,298 261
Smith & Nephew PLC - ADR 40,710 1,033
STERIS PLC 1,206 266
Stryker Corp. 1,018 398
Thermo Fisher Scientific, Inc. 898 537
UnitedHealth Group, Inc. 4,668 2,532
Vertex Pharmaceuticals, Inc.(Æ) 501 231
Viatris, Inc. 41,601 469
West Pharmaceutical Services, Inc. 234 80
24,635
Materials and Processing - 7.1%
Air Products & Chemicals, Inc. 7,081 2,374
AptarGroup, Inc. 1,708 268
Carrier Global Corp. 4,711 308
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Celanese Corp. Class A 11,092 788
CRH PLC 2,057 204
Crown Holdings, Inc. 7,381 648
Dow, Inc. 5,278 206
DuPont de Nemours, Inc. 15,230 1,170
Ecolab, Inc. 1,002 251
Fastenal Co. 2,959 217
FMC Corp. 18,760 1,046
Freeport-McMoRan, Inc. 18,404 660
General Electric Co. 2,137 435
International Flavors & Fragrances, Inc. 7,578 660
International Paper Co. 4,604 256
Johnson Controls International PLC 12,654 987
Linde PLC 1,250 558
LyondellBasell Industries NV Class A 2,167 164
Newmont Corp. 4,431 189
Packaging Corp. of America 1,271 270
Royal Gold, Inc. 1,986 278
Trane Technologies PLC 1,035 375
Watsco, Inc. 697 334
12,646
Producer Durables - 9.7%
3M Co. 2,903 442
AMETEK, Inc. 757 140
Amphenol Corp. Class A 5,518 391
AO Smith Corp. 3,107 209
Caterpillar, Inc. 1,299 483
Cintas Corp. 1,054 211
CoStar Group, Inc.(Æ) 1,780 136
Crane Co. 1,636 279
Cummins, Inc. 1,009 359
Delta Air Lines, Inc. 24,654 1,658
EMCOR Group, Inc. 826 370
Emerson Electric Co. 2,297 299
Equifax, Inc. 1,079 297
FedEx Corp. 4,934 1,307
Fortive Corp. 6,301 512
FTI Consulting, Inc.(Æ) 1,215 237
GE Vernova, Inc. 491 183
General Dynamics Corp. 6,156 1,582
Global Payments, Inc. 14,747 1,664
Graco, Inc. 2,290 193
Honeywell International, Inc. 1,544 345
Illinois Tool Works, Inc. 889 230
JB Hunt Transport Services, Inc. 1,134 194
L3Harris Technologies, Inc. 3,742 793
Nordson Corp. 544 120
Parker-Hannifin Corp. 609 431
Paychex, Inc. 2,709 400
Quanta Services, Inc. 1,012 311
Republic Services, Inc. Class A 910 197
S&P Global, Inc. 1,139 594
Saia, Inc.(Æ) 498 239
Snap-on, Inc. 773 275
Southwest Airlines Co. 4,260 131
Union Pacific Corp. 1,101 273
United Parcel Service, Inc. Class B 4,003 457
United Rentals, Inc. 580 440
Vontier Corp. 17,241 665

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xylem, Inc. 2,153 267
17,314
Technology - 7.4%
Accenture PLC Class A 1,960 754
Advanced Micro Devices, Inc.(Æ) 1,012 117
Alphabet, Inc. Class A 2,839 579
Analog Devices, Inc. 2,343 496
Ansys, Inc.(Æ) 674 236
Applied Materials, Inc. 1,147 207
Broadridge Financial Solutions, Inc. 726 173
Cisco Systems, Inc. 15,075 914
Cognizant Technology Solutions Corp.
Class A 3,422 283
DoorDash, Inc. Class A(Æ) 1,950 368
Electronic Arts, Inc. 2,177 268
Fidelity National Information Services, Inc. 17,520 1,427
Globant SA(Æ) 565 121
Hewlett Packard Enterprise Co. 14,599 309
Intel Corp. 17,577 341
International Business Machines Corp. 3,011 770
Marvell Technology, Inc. 3,071 347
Microchip Technology, Inc. 11,839 643
Micron Technology, Inc. 7,389 674
Motorola Solutions, Inc. 375 176
NetApp, Inc. 1,306 159
ON Semiconductor Corp.(Æ) 11,359 595
Oracle Corp. 4,588 780
QUALCOMM, Inc. 1,689 292
Roper Technologies, Inc. 602 347
Salesforce, Inc. 1,603 548
Skyworks Solutions, Inc. 6,503 577
Texas Instruments, Inc. 3,384 625
13,126
Utilities - 7.9%
AT&T, Inc. 92,104 2,186
Brookfield Renewable Corp. 7,326 196
Chord Energy Corp. 2,006 226
Civitas Resources, Inc. 3,898 198
ConocoPhillips Co. 9,603 949
Dominion Energy, Inc. 2,544 141
Edison International 9,781 528
Entergy Corp. 19,033 1,543
Exelon Corp. 16,965 679
FirstEnergy Corp. 17,156 683
NextEra Energy, Inc. 3,052 218
NRG Energy, Inc. 9,880 1,012
Pinnacle West Capital Corp. 14,943 1,299
Plains GP Holdings, LP Class A 60,747 1,285
Southern Co. (The) 1,721 144
T-Mobile US, Inc. 943 220
Verizon Communications, Inc. 14,445 569
Xcel Energy, Inc. 31,428 2,112
14,188
Total Common Stocks
(cost $116,709) 166,760
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 6.3%
U.S. Cash Management Fund(@) 11,272,491
(∞)
11,270
Total Short-Term Investments
(cost $11,271) 11,270
Total Investments - 99.7%
(identified cost $127,980) 178,030
Other Assets and Liabilities,
Net - 0.3%
534
Net Assets - 100.0%
178,564

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 36 USD 10,921 03/25 289
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 289
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 14,687 $ — $ —
$ —
$ 14,687
Consumer Staples 17,729 — —
—
17,729
Energy 11,771 — —
—
11,771
Financial Services 40,664 — —
—
40,664
Health Care 24,635 — —
—
24,635
Materials and Processing 12,646 — —
—
12,646
Producer Durables 17,314 — —
—
17,314
Technology 13,126 — —
—
13,126
Utilities 14,188 — —
—
14,188
Short-Term Investments — — — 11,270 11,270
Total Investments
166,760 — — 11,270 178,030
Other Financial Instruments
Assets
Futures Contracts 289 — — — 289
Total Other Financial Instruments
*
$ 289 $ — $ — $ — $ 289
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Income Fund
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 4,830 $ 19,003 $ 12,561 $ — $ (2) $ 11,270 $ 97 $ —

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.8%
Consumer Discretionary - 12.4%
Amazon.com, Inc.(Æ)(Û) 24,350 5,787
Atmus Filtration Technologies, Inc. 2,471 103
AutoZone, Inc.(Æ) 176 590
Axon Enterprise, Inc.(Æ) 58 38
Best Buy Co., Inc. 405 35
Boyd Gaming Corp. 2,555 196
Central Garden & Pet Co. Class A(Æ) 1,209 38
Charter Communications, Inc. Class A(Æ) 141 49
Chipotle Mexican Grill, Inc. Class A(Æ) 1,881 110
Comcast Corp. Class A 23,088 777
Costco Wholesale Corp. 583 571
Deckers Outdoor Corp.(Æ) 246 44
Dollar General Corp. 318 23
Domino's Pizza, Inc. 578 260
DR Horton, Inc. 692 98
eBay, Inc. 11,627 785
FactSet Research Systems, Inc. 216 102
Ford Motor Co.(Û) 44,056 444
Fox Corp. Class A 5,646 289
Garmin, Ltd. 253 55
General Motors Co. 11,425 565
Genuine Parts Co. 276 32
Hilton Worldwide Holdings, Inc. 1,961 502
Home Depot, Inc. (The) 1,312 540
Hubbell, Inc. Class B 91 38
Lear Corp. 2,028 191
Leonardo DRS, Inc. 2,092 74
Live Nation Entertainment, Inc.(Æ) 2,021 292
Lowe's Cos., Inc. 3,610 939
Lululemon Athletica, Inc.(Æ) 136 56
Madison Square Garden Sports Corp. Class
A(Æ) 453 100
McDonald's Corp. 297 86
MercadoLibre, Inc.(Æ) 46 88
Netflix, Inc. Class B(Æ) 666 650
New York Times Co. (The) Class A 3,668 199
Nike, Inc. Class B 1,284 99
NVR, Inc.(Æ) 18 144
Omnicom Group, Inc. 6,684 580
O'Reilly Automotive, Inc.(Æ) 56 72
Polaris, Inc. 4,464 213
PriceSmart, Inc. 716 65
PulteGroup, Inc. 368 42
Ross Stores, Inc. 5,428 817
Service Corp. International 3,220 252
Starbucks Corp. 4,489 483
Tapestry, Inc. 490 36
Target Corp. 814 112
Tempur Sealy International, Inc. 3,434 217
Tesla, Inc.(Æ) 1,406 569
Texas Roadhouse, Inc. Class A 1,001 181
TJX Cos., Inc. (The) 1,680 210
Tractor Supply Co.(Û) 9,392 511
Ulta Beauty, Inc.(Æ) 99 41
Walmart, Inc. 5,950 584
Walt Disney Co. (The) 5,607 634
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 6,149 802
21,410
Consumer Staples - 5.9%
Albertsons Cos., Inc. Class A 14,284 286
Archer-Daniels-Midland Co.(Ð)(Û) 7,973 409
BellRing Brands, Inc.(Æ) 2,485 192
Boston Beer Co., Inc. (The) Class A(Æ) 278 70
Bunge, Ltd.(Û) 1,930 147
Cal-Maine Foods, Inc. 1,329 143
Campbell Soup Co. 11,260 437
Church & Dwight Co., Inc. 344 36
Clorox Co. (The) 2,207 350
Coca-Cola Co. (The) 11,193 711
Colgate-Palmolive Co. 5,175 449
Conagra Brands, Inc. 3,102 80
Coty, Inc. Class A(Æ) 17,337 127
Estee Lauder Cos., Inc. (The) Class A 278 23
General Mills, Inc. 1,442 87
Hershey Co. (The) 652 97
Hormel Foods Corp. 1,429 43
Ingredion, Inc. 381 52
JM Smucker Co. (The) 617 66
Kellanova 567 46
Kenvue, Inc. 23,756 506
Keurig Dr Pepper, Inc. 15,318 492
Kimberly-Clark Corp.(Û) 8,335 1,083
Kraft Heinz Co. (The) 1,132 34
Kroger Co. (The) 2,398 148
McCormick & Co., Inc. 467 36
Mondelez International, Inc. Class A 8,333 483
Monster Beverage Corp.(Æ) 2,372 116
PepsiCo, Inc. 5,258 792
Pilgrim's Pride Corp.(Æ) 3,532 164
Procter & Gamble Co. (The) 4,707 781
Reynolds Consumer Products, Inc. 2,082 58
Sysco Corp. 9,685 706
Tyson Foods, Inc. Class A(Û) 5,177 292
Unilever PLC - ADR 10,544 605
US Foods Holding Corp.(Æ) 364 26
10,173
Energy - 1.5%
Chevron Corp. 1,344 201
Coterra Energy, Inc.(Û) 11,777 326
Devon Energy Corp. 996 34
Diamondback Energy, Inc. 287 47
Eaton Corp. PLC 243 79
EOG Resources, Inc. 510 64
Exxon Mobil Corp. 3,640 389
Hess Corp. 316 44
HF Sinclair Corp. 4,484 162
Kinder Morgan, Inc. 2,653 73
Phillips 66(Û) 4,289 506
TechnipFMC PLC 5,716 172
Valero Energy Corp.(Û) 3,624 482
2,579
Financial Services - 14.0%

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affiliated Managers Group, Inc. 235 44
Aflac, Inc. 1,839 197
Allstate Corp. (The)(Û) 2,447 471
Ally Financial, Inc.(Ð) 6,232 243
American Express Co. 5,245 1,665
American Tower Corp.(ö) 2,923 541
Aon PLC Class A 2,544 943
Arch Capital Group, Ltd. 346 32
Arthur J Gallagher & Co. 187 56
Assurant, Inc. 392 84
Bank of America Corp. 4,504 209
Bank of New York Mellon Corp. (The) 2,527 217
Berkshire Hathaway, Inc. Class B(Æ) 2,665 1,249
BlackRock, Inc. 374 402
BOK Financial Corp. 1,271 140
Brighthouse Financial, Inc.(Æ) 2,779 171
Brown & Brown, Inc. 402 42
Camden Property Trust(ö)(Û) 1,775 202
Carlyle Group, Inc. (The) 4,242 238
Cboe Global Markets, Inc. 204 42
Charles Schwab Corp. (The) 490 41
Chubb, Ltd. 2,035 553
Citigroup, Inc. 1,640 134
CME Group, Inc. Class A 315 74
CNA Financial Corp. 984 48
Comerica, Inc.(Ð) 2,102 141
Corebridge Financial, Inc. 6,655 225
Crown Castle, Inc.(ö) 395 35
Cullen/Frost Bankers, Inc.(Ð) 1,485 207
Enact Holdings, Inc. 1,053 36
Equinix, Inc.(ö) 77 70
Essex Property Trust, Inc.(ö)(Û) 1,109 316
Evercore, Inc. Class A(Û) 732 213
Everest Re Group, Ltd. 91 32
Fidelity National Financial, Inc. 4,832 281
Genworth Financial, Inc. Class A(Æ) 10,948 79
Goldman Sachs Group, Inc. (The) 106 68
Hanover Insurance Group, Inc. (The) 960 147
Hartford Financial Services Group, Inc.
(The) 1,482 165
Houlihan Lokey, Inc. Class A 1,281 233
Howard Hughes Corp. (The)(Æ)(Ð) 1,437 110
Huntington Bancshares, Inc. 2,597 45
Interactive Brokers Group, Inc. Class A(Û) 2,330 507
Intercontinental Exchange, Inc. 469 75
Invitation Homes, Inc.(ö) 1,030 32
Jackson Financial, Inc. Class A 2,336 220
JPMorgan Chase & Co. 2,973 795
Lineage, Inc.(ö)(Û) 3,672 220
LPL Financial Holdings, Inc. 125 46
M&T Bank Corp. 319 64
Marsh & McLennan Cos., Inc. 3,279 711
MasterCard, Inc. Class A(Û) 2,441 1,356
Morgan Stanley 760 105
Nasdaq, Inc. 609 50
Northern Trust Corp. 555 62
NU Holdings, Ltd. Class A(Æ) 18,884 250
Old Republic International Corp. 4,789 175
Park Hotels & Resorts, Inc.(ö) 11,111 150
Phillips Edison & Co., Inc.(ö) 3,152 115
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pinnacle Financial Partners, Inc.(Ð) 1,442 180
PNC Financial Services Group, Inc. (The) 385 77
Popular, Inc. 2,648 273
Primerica, Inc. 217 63
Progressive Corp. (The) 168 41
Prosperity Bancshares, Inc. 1,011 81
Public Storage(ö) 161 48
Raymond James Financial, Inc. 633 107
Realty Income Corp.(ö) 817 45
Reinsurance Group of America, Inc. Class A 1,682 383
RLI Corp. 1,582 116
SEI Investments Co. 4,869 422
Selective Insurance Group, Inc. 785 66
SLM Corp. 6,622 185
State Street Corp. 5,615 571
Stifel Financial Corp. 633 73
T Rowe Price Group, Inc. 321 38
Texas Capital Bancshares, Inc.(Æ) 1,634 129
Travelers Cos., Inc. (The)(Û) 2,690 660
Truist Financial Corp. 1,201 57
UL Solutions, Inc. Class A 1,611 87
Unum Group 3,622 276
US Bancorp 13,958 667
Visa, Inc. Class A 10,291 3,517
Wells Fargo & Co. 680 54
Wintrust Financial Corp. 500 65
WR Berkley Corp. 7,177 422
24,077
Health Care - 13.5%
Abbott Laboratories 7,548 966
AbbVie, Inc. 2,279 419
Agilent Technologies, Inc. 311 47
Align Technology, Inc.(Æ) 138 30
Amgen, Inc. 3,453 986
Baxter International, Inc. 15,737 512
Becton Dickinson & Co. 212 52
Biogen, Inc.(Æ) 2,491 358
Boston Scientific Corp.(Æ) 666 68
Cardinal Health, Inc. 494 61
Cencora, Inc. Class A 3,945 1,003
Centene Corp.(Æ) 5,144 329
Cigna Group (The) 506 149
Cooper Cos, Inc. (The)(Æ) 340 33
Danaher Corp. 7,163 1,595
DaVita, Inc.(Æ) 293 52
Edwards Lifesciences Corp.(Æ) 7,022 509
Elevance Health, Inc.(Û) 1,907 755
Eli Lilly & Co. 701 569
Exelixis, Inc.(Æ) 9,733 323
GE HealthCare Technologies, Inc.(Û) 5,367 474
Gilead Sciences, Inc. 1,189 116
HCA Healthcare, Inc. 277 91
Henry Schein, Inc.(Æ) 1,128 90
Hologic, Inc.(Æ) 411 30
Humana, Inc.(Û) 1,175 345
IDEXX Laboratories, Inc.(Æ) 138 58
Incyte Corp.(Æ)(Û) 3,603 267
Intuitive Surgical, Inc.(Æ) 118 67
Jazz Pharmaceuticals PLC(Æ) 673 84

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Johnson & Johnson 13,171 2,004
McKesson Corp.(Û) 1,144 680
Medtronic PLC 13,942 1,266
Merck & Co., Inc.(Û) 16,311 1,612
Molina Healthcare, Inc.(Æ) 1,495 464
Neurocrine Biosciences, Inc.(Æ)(Û) 1,829 278
Novo Nordisk A/S - ADR 8,716 736
Organon & Co.(Ð) 2,198 34
Regeneron Pharmaceuticals, Inc.(Û) 903 608
ResMed, Inc. 215 51
Sarepta Therapeutics, Inc.(Æ)(Ð) 711 81
STERIS PLC 157 35
Stryker Corp. 1,583 619
Thermo Fisher Scientific, Inc. 2,773 1,658
United Therapeutics Corp.(Æ) 207 73
UnitedHealth Group, Inc. 3,949 2,142
Universal Health Services, Inc. Class B 428 81
Vertex Pharmaceuticals, Inc.(Æ) 510 235
Waters Corp.(Æ) 136 56
West Pharmaceutical Services, Inc. 125 43
Zimmer Biomet Holdings, Inc. 314 34
Zoetis, Inc. Class A 434 74
23,302
Materials and Processing - 3.8%
Acuity Brands, Inc. 524 174
Amcor PLC 3,543 34
AptarGroup, Inc.(Ð) 1,222 192
Ashland, Inc. 1,221 78
Ball Corp.(Ð) 4,854 270
Builders FirstSource, Inc.(Æ) 232 39
Copart, Inc.(Æ) 2,995 174
Core & Main, Inc. Class A(Æ)(Ð) 2,504 141
Crown Holdings, Inc. 2,119 186
DuPont de Nemours, Inc.(Û) 4,735 364
Eagle Materials, Inc. 3 1
Eastman Chemical Co. 553 55
Ecolab, Inc. 3,435 859
Fastenal Co. 2,089 153
Huntsman Corp. 4,906 83
Lennox International, Inc.(Ð) 364 216
Linde PLC 2,755 1,229
Louisiana-Pacific Corp. 1,448 169
LyondellBasell Industries NV Class A(Û) 3,884 294
Masco Corp. 4,621 366
MDU Resources Group, Inc. 1,547 28
NewMarket Corp. 108 54
Nucor Corp. 280 36
Packaging Corp. of America 613 130
Pool Corp. 98 34
PPG Industries, Inc. 5,663 653
Reliance Steel & Aluminum Co. 169 49
RPM International, Inc. 444 56
Sherwin-Williams Co. (The) 409 146
Silgan Holdings, Inc. 839 46
Sonoco Products Co. 651 31
Steel Dynamics, Inc. 614 79
Trane Technologies PLC 259 94
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Westlake Chemical Corp.(Ð) 1,056 121
6,634
Producer Durables - 13.0%
AECOM 2,671 282
Alarm.com Holdings, Inc.(Æ)(Ð) 1,538 93
Allison Transmission Holdings, Inc. Class A 733 86
AMETEK, Inc. 4,489 829
Amphenol Corp. Class A 16,308 1,154
Automatic Data Processing, Inc.(Û) 1,726 523
Avery Dennison Corp. 427 79
Canadian Pacific Kansas City, Ltd. 10,618 845
Carlisle Cos., Inc. 87 34
Caterpillar, Inc. 362 135
Cintas Corp. 708 142
Corpay, Inc.(Æ) 213 81
CSX Corp. 2,016 66
Cummins, Inc. 1,852 660
Deere & Co. 323 154
Donaldson Co., Inc. 2,102 150
Dover Corp. 527 107
EMCOR Group, Inc. 86 39
Emerson Electric Co. 628 82
Equifax, Inc. 3,461 951
Expeditors International of Washington, Inc. 604 69
FedEx Corp. 237 63
Flowserve Corp. 4,839 303
Fortive Corp. 1,037 84
FTI Consulting, Inc.(Æ)(Ð) 709 139
Gartner, Inc.(Æ) 1,213 658
General Dynamics Corp. 327 84
Gentex Corp. 11,211 291
Global Payments, Inc. 4,195 473
Graco, Inc.(Ð) 3,066 258
Heico Corp. 3,140 750
Honeywell International, Inc. 410 92
Huntington Ingalls Industries, Inc.(Ð) 783 154
IDEX Corp. 174 39
Illinois Tool Works, Inc. 608 158
Insperity, Inc.(Ð) 586 44
Jacobs Solutions, Inc. 1,998 280
JB Hunt Transport Services, Inc.(Ð) 1,427 244
Keysight Technologies, Inc.(Æ) 244 44
L3Harris Technologies, Inc. 214 45
Landstar System, Inc.(Ð) 832 137
Lockheed Martin Corp.(Û) 1,339 620
ManpowerGroup, Inc. 2,383 144
Mettler-Toledo International, Inc.(Æ) 690 942
Moody's Corp. 2,335 1,166
Murphy USA, Inc. 78 39
Norfolk Southern Corp. 165 42
Northrop Grumman Corp. 85 41
Old Dominion Freight Line, Inc. 222 41
Otis Worldwide Corp.(Ð) 4,925 470
PACCAR, Inc. 1,444 160
Parker-Hannifin Corp. 173 122
Paychex, Inc. 948 140
PayPal Holdings, Inc.(Æ)(Û) 4,064 360
Pentair PLC 444 46
Republic Services, Inc. Class A 320 69

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Robert Half, Inc. 533 35
Rollins, Inc. 1,075 53
Ryder System, Inc. 978 156
S&P Global, Inc. 1,822 950
Schneider National, Inc. Class B 3,832 114
Snap-on, Inc. 521 185
Teledyne Technologies, Inc.(Æ) 91 47
Tetra Tech, Inc.(Ð) 4,457 164
Textron, Inc. 813 62
TransDigm Group, Inc. 1,146 1,551
Trimble Navigation, Ltd.(Æ) 468 35
TriNet Group, Inc. 795 74
Union Pacific Corp. 364 90
United Parcel Service, Inc. Class B 457 52
United Rentals, Inc. 98 74
Veralto Corp.(Ð) 8,256 854
Verisk Analytics, Inc. Class A(Û) 1,302 374
W.W. Grainger, Inc. 667 709
Waste Management, Inc. 4,201 925
Werner Enterprises, Inc.(Ð) 2,965 107
Westinghouse Air Brake Technologies Corp. 2,088 434
Xylem, Inc. 230 29
22,377
Technology - 35.4%
Accenture PLC Class A 895 344
Adobe, Inc.(Æ) 1,846 807
Airbnb, Inc. Class A(Æ)(Ð)(Û) 4,535 595
Akamai Technologies, Inc.(Æ) 1,938 124
Allegion PLC 364 48
Alphabet, Inc. Class A 8 , 003 1,633
Alphabet, Inc. Class C(Û) 15 , 867 3,262
Amdocs, Ltd. 8,074 712
Amentum Holdings, Inc.(Æ) 661 14
Analog Devices, Inc. 3,483 738
Apple, Inc.(Û) 39,804 9,394
Applied Materials, Inc. 1,457 263
Arista Networks, Inc.(Æ) 814 94
Arrow Electronics, Inc.(Æ) 355 41
Atlassian Corp. Class A(Æ) 821 252
Autodesk, Inc.(Æ) 2,541 791
Avnet, Inc. 839 43
Booking Holdings, Inc. 145 687
Box, Inc. Class A(Æ)(Ð) 4,065 136
Broadcom, Inc. 7,351 1,626
CACI International, Inc. Class A(Æ) 126 49
Cadence Design Systems, Inc.(Æ) 387 115
Cirrus Logic, Inc.(Æ)(Û) 3,426 344
Cisco Systems, Inc. 3,740 227
Cognizant Technology Solutions Corp.
Class A 2,708 224
CommVault Systems, Inc.(Æ) 766 122
Crowdstrike Holdings, Inc. Class A(Æ) 139 55
Dropbox, Inc. Class A(Æ) 9,839 316
Electronic Arts, Inc. 991 122
F5, Inc.(Æ) 362 108
Fidelity National Information Services, Inc. 432 35
Fiserv, Inc.(Æ) 343 74
Fortinet, Inc.(Æ) 5,469 552
GoDaddy, Inc. Class A(Æ) 2,983 634
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guidewire Software, Inc.(Æ) 647 137
Hewlett Packard Enterprise Co. 1,845 39
Intel Corp.(Ð)(Û) 14,048 273
International Business Machines Corp. 383 98
Intuit, Inc. 2,846 1,712
Jack Henry & Associates, Inc. 184 32
Juniper Networks, Inc. 993 35
KBR, Inc. 2,475 135
KLA Corp. 260 192
Lam Research Corp. 2,510 203
Leidos Holdings, Inc. 256 36
Lyft, Inc. Class A(Æ) 11,424 155
Maplebear, Inc.(Æ) 3,908 189
Meta Platforms, Inc. Class A(Û) 5,553 3,827
Microchip Technology, Inc. 9,241 502
Microsoft Corp.(Û) 20,671 8,580
Monolithic Power Systems, Inc. 64 41
Motorola Solutions, Inc. 169 79
MSCI, Inc. Class A 1,009 602
NetApp, Inc. 5,912 722
Nutanix, Inc. Class A(Æ)(Ð) 6,296 433
NVIDIA Corp.(Û) 54,674 6,565
NXP Semiconductors NV 670 140
ON Semiconductor Corp.(Æ) 527 28
Oracle Corp. 6,627 1,127
Palantir Technologies, Inc. Class A(Æ) 447 37
Palo Alto Networks, Inc.(Æ) 446 82
Procore Technologies, Inc.(Æ) 1,154 92
QUALCOMM, Inc. 4,855 840
ROBLOX Corp. Class A(Æ) 4,393 312
Roper Technologies, Inc. 1,215 699
Salesforce, Inc. 5,568 1,903
SAP SE - ADR 4,254 1,174
ServiceNow, Inc.(Æ) 549 559
Skyworks Solutions, Inc. 1,470 130
Spotify Technology SA(Æ)(Û) 1,152 632
SS&C Technologies Holdings, Inc. 941 76
Super Micro Computer, Inc.(Æ) 620 18
Synopsys, Inc.(Æ) 1,786 938
TE Connectivity PLC 248 37
Teradata Corp.(Æ)(Ð) 2,294 73
Teradyne, Inc. 250 29
Texas Instruments, Inc. 2,178 402
Twilio, Inc. Class A(Æ) 2,428 356
Uber Technologies, Inc.(Æ)(Û) 6,365 425
VeriSign, Inc.(Æ) 2,207 474
Workday, Inc. Class A(Æ) 2,575 675
Workiva, Inc.(Æ) 973 96
Yelp, Inc. Class A(Æ) 3,536 141
Zoom Video Communications, Inc. Class
A(Æ) 3,438 299
60,962
Utilities - 1.3%
American Electric Power Co., Inc. 88 9
American Water Works Co., Inc. 273 34
AT&T, Inc. 2,801 66
Atmos Energy Corp. 310 44
CenterPoint Energy, Inc.(Ð) 9,108 297
Clearway Energy, Inc. Class C 1,007 26

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CMS Energy Corp. 364 24
ConocoPhillips Co. 791 78
Consolidated Edison, Inc. 821 77
Duke Energy Corp. 33 4
Edison International 1,002 54
Eversource Energy 528 30
Exelon Corp. 2,298 92
FirstEnergy Corp. 657 26
Gulfport Energy Corp.(Æ) 654 117
NRG Energy, Inc.(Û) 2,459 252
Pinnacle West Capital Corp.(Ð) 846 73
Public Service Enterprise Group, Inc.(Û) 5,442 455
Sempra Energy 1,141 95
Southwest Gas Holdings, Inc.(Ð) 1,468 110
T-Mobile US, Inc. 698 162
Verizon Communications, Inc. 4,112 162
2,287
Total Common Stocks
(cost $108,753) 173,801
Short-Term Investments - 5.2%
U.S. Cash Management Fund(@) 8,967,074 (∞) 8,966
Total Short-Term Investments
(cost $8,966) 8,966
Total Investments - 106.0%
(identified cost $117,719) 182,767
Securities Sold Short - (6.1)%
Consumer Discretionary - (0.6)%
Acushnet Holdings Corp. (903) (59)
Advanced Energy Industries, Inc. (440) (51)
Caesars Entertainment, Inc.(Æ) (4,823) (174)
Crocs, Inc.(Æ) (480) (49)
Dutch Bros, Inc. Class A(Æ) (2,905) (182)
LGI Homes, Inc.(Æ) (591) (53)
Mattel, Inc.(Æ) (7,514) (140)
Service Corp. International (491) (38)
Under Armour, Inc. Class A(Æ) (5,617) (47)
Warner Bros Discovery, Inc.(Æ) (22,375) (233)
Ziff Davis, Inc.(Æ) (640) (34)
(1,060)
Consumer Staples - (0.1)%
Kraft Heinz Co. (The) (6,322) (189)
Energy - (0.5)%
Diamondback Energy, Inc. (1,002) (165)
EQT Corp. (4,396) (225)
ONEOK, Inc. (2,145) (208)
Patterson-UTI Energy, Inc. (17,862) (144)
Uranium Energy Corp.(Æ) (15,098) (107)
(849)
Financial Services - (1.3)%
AGNC Investment Corp.(ö) (20,441) (204)
Agree Realty Corp.(ö) (2,518) (183)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apollo Global Management, Inc. (1,344) (230)
Arbor Realty Trust, Inc.(ö) (7,295) (98)
Axos Financial, Inc.(Æ) (538) (38)
Berkshire Hathaway, Inc. Class B(Æ) (199) (93)
BGC Group, Inc. Class A (9,901) (94)
Dun & Bradstreet Holdings, Inc. (3,530) (43)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (1,270) (35)
Independence Realty Trust, Inc.(ö) (6,168) (118)
Marsh & McLennan Cos., Inc. (507) (110)
Old National Bancorp (4,651) (111)
OneMain Holdings, Inc. (3,523) (196)
Realty Income Corp.(ö) (3,532) (193)
Starwood Property Trust, Inc.(ö) (8,919) (173)
UWM Holdings Corp. (13,680) (82)
Welltower, Inc.(ö) (1,422) (194)
(2,195)
Health Care - (1.2)%
Acadia Healthcare Co., Inc.(Æ) (2,516) (113)
Avantor, Inc.(Æ) (9,306) (207)
Azenta, Inc.(Æ) (2,558) (138)
Bio-Techne Corp. (2,375) (175)
Enovis Corp. Class W(Æ) (2,599) (122)
Globus Medical, Inc. Class A(Æ) (2,189) (203)
Immunovant, Inc.(Æ) (595) (13)
Neogen Corp.(Æ) (9,442) (108)
Nuvalent, Inc. Class A(Æ) (462) (40)
Protagonist Therapeutics, Inc.(Æ) (1,125) (43)
RadNet, Inc.(Æ) (1,302) (85)
Repligen Corp.(Æ) (407) (68)
Revvity, Inc. (972) (123)
Rhythm Pharmaceuticals, Inc.(Æ) (387) (23)
Surgery Partners, Inc.(Æ) (2,634) (67)
Thermo Fisher Scientific, Inc. (340) (203)
Vaxcyte, Inc.(Æ) (1,110) (98)
Waters Corp.(Æ) (495) (206)
(2,035)
Materials and Processing - (0.1)%
Cleveland-Cliffs, Inc.(Æ) (9,074) (93)
Quaker Chemical Corp. (632) (89)
(182)
Producer Durables - (1.0)%
ASGN, Inc.(Æ) (433) (38)
Bloom Energy Corp. Class A(Æ) (1,998) (47)
Casella Waste Systems, Inc. Class A(Æ) (933) (100)
Emerson Electric Co. (1,565) (203)
Howmet Aerospace, Inc. (1,415) (179)
JBT Marel Corp. (368) (49)
Kadant, Inc. (363) (135)
Kennametal, Inc. (3,498) (84)
Nordson Corp. (439) (97)
OSI Systems, Inc.(Æ) (611) (120)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Parker-Hannifin Corp. (130) (92)
RBC Bearings, Inc.(Æ) (644) (225)
S&P Global, Inc. (417) (218)
Westinghouse Air Brake Technologies Corp. (814) (169)
Zurn Elkay Water Solutions Corp. (1,795) (71)
(1,827)
Technology - (0.7)%
Analog Devices, Inc. (914) (194)
Gen Digital, Inc. (7,528) (203)
MACOM Technology Solutions Holdings,
Inc.(Æ) (1,403) (185)
Microchip Technology, Inc. (3,045) (165)
Oracle Corp. (1,193) (203)
Progress Software Corp. (831) (48)
PTC, Inc.(Æ) (56) (11)
Unity Software, Inc.(Æ) (6,106) (135)
(1,144)
Utilities - (0.6)%
Alliant Energy Corp. (3,141) (185)
Dominion Energy, Inc. (881) (49)
Evergy, Inc. (2,401) (154)
Kinetik Holdings, Inc. (400) (26)
MGE Energy, Inc. (1,220) (110)
New Fortress Energy, Inc. (4,541) (68)
Northern Oil and Gas, Inc. (4,519) (162)
Otter Tail Corp. (996) (77)
Permian Resources Corp. (1,260) (18)
UGI Corp. (4,910) (151)
WEC Energy Group, Inc. (1,229) (122)
(1,122)
Total Securities Sold Short
(proceeds $9,793) (10,603)
Other Assets and Liabilities,
Net - 0.1%
182
Net Assets - 100.0%
172,346

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 23
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 29 USD 8,798 03/25 46
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 46
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 21,410 $ — $ —
$ —
$ 21,410
Consumer Staples 10,173 — —
—
10,173
Energy 2,579 — —
—
2,579
Financial Services 24,077 — —
—
24,077
Health Care 23,302 — —
—
23,302
Materials and Processing 6,634 — —
—
6,634
Producer Durables 22,377 — —
—
22,377
Technology 60,962 — —
—
60,962
Utilities 2,287 — —
—
2,287
Short-Term Investments — — — 8,966 8,966
Total Investments
173,801 — — 8,966 182,767
Securities Sold Short
*
(1 0 , 603 ) — — — (1 0 , 603 )
Other Financial Instruments
Assets
Futures Contracts 46 — — — 46
Total Other Financial Instruments
**
$ 46 $ — $ — $ — $ 46
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Sustainable Equity Fund
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 5,531 $ 18,298 $ 14,862 $ — $ (1) $ 8,966 $ 97 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.6%
Consumer Discretionary - 14.8%
Amazon.com, Inc.(Æ)(Û) 577,961 137,370
Atmus Filtration Technologies, Inc. 70,064 2,930
Central Garden & Pet Co. Class A(Æ) 6,209 194
Chipotle Mexican Grill, Inc. Class A(Æ) 407,501 23,778
Comcast Corp. Class A 281,983 9,491
Costco Wholesale Corp. 24,120 23,635
Coupang, Inc.(Æ) 475,038 11,168
Deckers Outdoor Corp.(Æ)(Û) 43,505 7,716
Dick's Sporting Goods, Inc. 11,226 2,695
Dollar General Corp.(Û) 169,968 12,078
DR Horton, Inc. 24,026 3,409
Duolingo, Inc.(Æ)(Ð)(Û) 2,805 1,021
eBay, Inc. 58,062 3,918
FactSet Research Systems, Inc. 5,618 2,665
Foot Locker, Inc.(Æ)(Ð) 105,597 2,117
Ford Motor Co.(Ð)(Û) 1,004,769 10,128
Garmin, Ltd. 21,404 4,620
General Motors Co. 469,787 23,236
Home Depot, Inc. (The) 18,464 7,607
Hubbell, Inc. Class B 6,645 2,811
Lear Corp. 51,541 4,849
Lennar Corp. Class A 24,801 3,255
Leonardo DRS, Inc. 34,540 1,214
Live Nation Entertainment, Inc.(Æ) 72,451 10,482
Lowe's Cos., Inc. 70,246 18,267
Marriott International, Inc. Class A 21,807 6,337
McDonald's Corp. 46,528 13,433
MercadoLibre, Inc.(Æ) 506 973
Meritage Homes Corp.(Û) 25,652 1,997
Millrose Properties, Inc. Class A(Æ)(Š) 12,400 137
Netflix, Inc. Class B(Æ) 8,794 8,590
New York Times Co. (The) Class A 37,390 2,030
News Corp. Class A 97,328 2,737
NVR, Inc.(Æ) 405 3,246
O'Reilly Automotive, Inc.(Æ) 10,821 14,007
PulteGroup, Inc. 26,713 3,039
Ross Stores, Inc. 21,693 3,266
Royal Caribbean Cruises, Ltd. 14,572 3,885
Sirius Xm Holdings, Inc. 162,041 3,890
Skechers USA, Inc. Class A(Æ) 25,741 1,939
Target Corp. 51,393 7,087
Tesla, Inc.(Æ) 62,526 25,298
Texas Roadhouse, Inc. Class A 19,209 3,479
TJX Cos., Inc. (The) 41,579 5,189
Tractor Supply Co.(Û) 103,270 5,614
Tri Pointe Homes, Inc.(Æ)(Û) 18,495 682
TripAdvisor, Inc.(Æ) 146,903 2,580
Ulta Beauty, Inc.(Æ) 4,154 1,712
Walmart, Inc. 150,559 14,779
Walt Disney Co. (The) 67,335 7,613
Wingstop, Inc. 26,542 7,907
482,100
Consumer Staples - 3.9%
Ambev SA - ADR 1,571,671 2,908
Archer-Daniels-Midland Co.(Û) 280,412 14,365
Church & Dwight Co., Inc. 34,466 3,637
Coca-Cola Co. (The) 101,470 6,441
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Colgate-Palmolive Co. 31,205 2,705
Conagra Brands, Inc. 280,105 7,252
CVS Health Corp. 279,606 15,792
Estee Lauder Cos., Inc. (The) Class A 35,977 3,002
Hershey Co. (The) 18,248 2,724
Kroger Co. (The) 287,784 17,739
Mondelez International, Inc. Class A 103,522 6,003
Monster Beverage Corp.(Æ) 171,010 8,330
PepsiCo, Inc. 33,233 5,008
Philip Morris International, Inc. 34,760 4,526
Pilgrim's Pride Corp.(Æ) 85,469 3,978
Procter & Gamble Co. (The) 60,270 10,004
Tyson Foods, Inc. Class A(Û) 251,743 14,221
128,635
Energy - 3.8%
Baker Hughes Co. 321,512 14,847
BP PLC - ADR 174,518 5,421
Canadian Natural Resources, Ltd. 113,754 3,452
Chevron Corp. 68,340 10,196
Coterra Energy, Inc. 135,798 3,764
Devon Energy Corp. 60,136 2,051
Eaton Corp. PLC 44,006 14,365
EOG Resources, Inc. 33,768 4,248
Exxon Mobil Corp. 213,143 22,770
First Solar, Inc.(Æ) 10,748 1,801
Kinder Morgan, Inc. 161,346 4,434
Kodiak Gas Services, Inc. 46,800 2,189
Marathon Petroleum Corp. 18,200 2,652
Occidental Petroleum Corp. 30,166 1,407
Phillips 66(Û) 32,701 3,855
Schlumberger NV 78,099 3,146
Shell PLC - ADR 75,419 4,966
TechnipFMC PLC(Û) 119,948 3,604
Valero Energy Corp.(Û) 71,367 9,492
Williams Cos., Inc. (The) 68,369 3,790
122,450
Financial Services - 14.5%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust 92,330 8,827
Affiliated Managers Group, Inc. 17,613 3,310
Aflac, Inc. 42,182 4,529
Alliance Data Systems Corp. 52,497 3,325
Allstate Corp. (The) 36,568 7,033
Ally Financial, Inc.(Ð) 215,971 8,416
American Express Co. 52,848 16,777
American Tower Corp.(ö) 14,682 2,715
Ameriprise Financial, Inc. 15,706 8,534
Annaly Capital Management, Inc.(ö) 257,911 5,264
Apollo Global Management, Inc. 36,860 6,302
Arthur J Gallagher & Co. 30,605 9,237
Axis Capital Holdings, Ltd. 29,398 2,676
Bank of America Corp. 374,979 17,362
Bank of New York Mellon Corp. (The) 39,027 3,354
Berkshire Hathaway, Inc. Class B(Æ) 9,935 4,656
BlackRock, Inc. 3,004 3,231
BOK Financial Corp. 11,834 1,307
Brighthouse Financial, Inc.(Æ) 41,253 2,546
Camden Property Trust(ö)(Û) 61,968 7,046

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Carlyle Group, Inc. (The) 264,168 14,836
CBRE Group, Inc. Class A(Æ) 20,169 2,919
Chubb, Ltd. 16,110 4,380
Cincinnati Financial Corp. 21,543 2,952
Citigroup, Inc. 246,758 20,093
Comerica, Inc.(Ð) 104,469 7,033
Compass, Inc. Class A(Æ) 132,200 958
Corebridge Financial, Inc. 249,884 8,436
Cullen/Frost Bankers, Inc.(Ð) 24,401 3,401
Enact Holdings, Inc. 7,924 268
Equinix, Inc.(ö) 4,809 4,394
Essex Property Trust, Inc.(ö)(Û) 24,531 6,981
Evercore, Inc. Class A 16,988 4,948
First American Financial Corp. 54,215 3,427
Gaming and Leisure Properties, Inc.(ö) 69,241 3,351
Genworth Financial, Inc. Class A(Æ)(Ð) 19,000 137
Goldman Sachs Group, Inc. (The) 8,307 5,320
Hanover Insurance Group, Inc. (The) 17,975 2,752
Hartford Financial Services Group, Inc.
(The) 27,026 3,015
Howard Hughes Corp. (The)(Æ)(Ð) 62,573 4,779
Interactive Brokers Group, Inc. Class A(Û) 55,145 11,991
Intercontinental Exchange, Inc. 20,414 3,263
InvenTrust Properties Corp.(ö) 5,700 169
JPMorgan Chase & Co. 90,634 24,226
Lineage, Inc.(ö)(Û) 6,460 388
Marsh & McLennan Cos., Inc. 23,243 5,041
MasterCard, Inc. Class A 83,810 46,551
Mercury General Corp. 5,258 262
Morgan Stanley 90,172 12,482
NU Holdings, Ltd. Class A(Æ) 675,891 8,949
Park Hotels & Resorts, Inc.(Ð)(ö) 19,243 260
Pinnacle Financial Partners, Inc.(Ð) 21,125 2,636
Popular, Inc. 38,507 3,964
Progressive Corp. (The) 23,295 5,741
Prologis, Inc.(ö) 33,848 4,036
Public Storage(ö) 10,700 3,194
Raymond James Financial, Inc. 24,682 4,158
Reinsurance Group of America, Inc. Class A 32,009 7,294
RLI Corp.(Ð) 15,568 1,142
Robinhood Markets, Inc. Class A(Æ)(Ð) 151,593 7,875
Selective Insurance Group, Inc.(Ð) 9,775 822
SLM Corp. 146,935 4,101
Synchrony Financial 157,520 10,866
Synovus Financial Corp. 35,020 1,976
Travelers Cos., Inc. (The)(Û) 68,036 16,681
US Bancorp 113,850 5,440
Vestis Corp. 124,355 1,738
Visa, Inc. Class A 39,960 13,658
Wells Fargo & Co. 294,721 23,224
Willis Towers Watson PLC 21,684 7,146
WR Berkley Corp. 60,864 3,581
473,682
Health Care - 11.5%
Abbott Laboratories 53,510 6,845
AbbVie, Inc. 80,825 14,864
Acadia Pharmaceuticals, Inc.(Æ) 100,956 1,884
Agilent Technologies, Inc. 94,876 14,376
Align Technology, Inc.(Æ) 35,180 7,708
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amgen, Inc. 11,365 3,244
AstraZeneca PLC - ADR 41,645 2,947
Blueprint Medicines Corp.(Æ)(Û) 27,078 3,047
Boston Scientific Corp.(Æ) 45,110 4,617
Bristol-Myers Squibb Co. 121,982 7,191
Centene Corp.(Æ) 35,604 2,280
Cigna Group (The) 13,772 4,052
Corcept Therapeutics, Inc.(Æ) 49,917 3,340
Danaher Corp. 13,592 3,027
Edwards Lifesciences Corp.(Æ) 230,935 16,731
Elevance Health, Inc.(Û) 29,636 11,727
Eli Lilly & Co. 23,374 18,958
Encompass Health Corp. 27,116 2,692
Exelixis, Inc.(Æ)(Û) 80,723 2,676
Fortrea Holdings, Inc.(Æ)(Ð) 23,559 396
GE HealthCare Technologies, Inc.(Û) 97,165 8,580
Genmab A/S - ADR(Æ) 122,758 2,415
Gilead Sciences, Inc. 39,743 3,863
GRAIL, Inc.(Æ)(Ð) 19,090 578
GSK PLC - ADR 148,254 5,229
HCA Healthcare, Inc. 10,682 3,524
Humana, Inc.(Û) 47,474 13,921
IDEXX Laboratories, Inc.(Æ) 23,097 9,748
Incyte Corp.(Æ)(Û) 103,277 7,659
Intuitive Surgical, Inc.(Æ) 8,783 5,023
IQVIA Holdings, Inc.(Æ) 11,594 2,334
Jazz Pharmaceuticals PLC(Æ) 32,781 4,077
Johnson & Johnson 93,748 14,264
McKesson Corp.(Û) 18,690 11,116
Medpace Holdings, Inc.(Æ)(Ð) 7,083 2,473
Medtronic PLC 115,571 10,496
Merck & Co., Inc. 66,525 6,574
Molina Healthcare, Inc.(Æ) 14,455 4,487
Natera, Inc.(Æ)(Û) 26,327 4,658
Organon & Co. 133,307 2,074
Oscar Health, Inc. Class A(Æ) 51,392 853
Pfizer, Inc. 234,901 6,230
PTC Therapeutics, Inc.(Æ) 58,146 2,668
QIAGEN NV(Æ) 66,602 2,973
Regeneron Pharmaceuticals, Inc. 13,988 9,414
Royalty Pharma PLC Class A 148,301 4,683
Sanofi SA - ADR 71,325 3,876
Sarepta Therapeutics, Inc.(Æ) 17,046 1,938
Stryker Corp. 34,234 13,395
Tandem Diabetes Care, Inc.(Æ)(Ð) 65,235 2,418
Thermo Fisher Scientific, Inc. 7,130 4,262
UnitedHealth Group, Inc. 59,810 32,446
Veeva Systems, Inc. Class A(Æ) 30,888 7,205
Vertex Pharmaceuticals, Inc.(Æ) 20,481 9,456
Viatris, Inc. 304,838 3,439
West Pharmaceutical Services, Inc. 29,107 9,941
Zoetis, Inc. Class A 22,096 3,776
374,668
Materials and Processing - 4.6%
Boise Cascade Co. 11,636 1,468
Builders FirstSource, Inc.(Æ)(Û) 40,563 6,785
Carrier Global Corp. 61,186 4,000
Celanese Corp. Class A 79,975 5,681
Commercial Metals Co. 1,890 92

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart, Inc.(Æ) 279,204 16,174
Crown Holdings, Inc. 129,571 11,384
DuPont de Nemours, Inc.(Û) 85,193 6,543
Ecolab, Inc. 14,394 3,601
Fastenal Co. 41,808 3,062
FMC Corp. 135,305 7,547
Freeport-McMoRan, Inc. 193,966 6,954
Huntsman Corp. 164,051 2,761
Lennox International, Inc.(Ð)(Û) 5,628 3,334
Linde PLC 25,323 11,297
Louisiana-Pacific Corp. 48,532 5,677
LyondellBasell Industries NV Class A(Û) 70,352 5,326
Martin Marietta Materials, Inc. 14,140 7,694
Nucor Corp. 20,265 2,603
Packaging Corp. of America 14,260 3,033
Sherwin-Williams Co. (The) 11,800 4,226
Southern Copper Corp. 34,496 3,161
Trane Technologies PLC 26,737 9,699
Trex Co., Inc.(Æ)(Ð) 45,358 3,303
Vulcan Materials Co. 37,248 10,212
Westlake Chemical Corp.(Ð)(Û) 39,339 4,495
150,112
Producer Durables - 8.8%
3M Co. 18,060 2,749
AECOM(Û) 1,435 151
AMETEK, Inc. 14,050 2,593
Amphenol Corp. Class A 58,632 4,150
AO Smith Corp. 22,302 1,501
Cintas Corp. 20,480 4,108
Comfort Systems USA, Inc. 9,512 4,154
CSX Corp. 259,043 8,515
Cummins, Inc. 13,123 4,675
Deere & Co. 17,590 8,383
Delta Air Lines, Inc. 171,859 11,561
Donaldson Co., Inc. 42,396 3,018
Dover Corp. 15,561 3,169
EMCOR Group, Inc. 7,434 3,331
Emerson Electric Co. 33,370 4,336
Expeditors International of Washington, Inc. 21,654 2,459
FedEx Corp. 37,658 9,975
Fluor Corp.(Æ) 10,766 519
Fortive Corp. 25,088 2,040
FTI Consulting, Inc.(Æ) 8,903 1,739
GE Vernova, Inc.(Û) 32,415 12,087
General Dynamics Corp. 10,429 2,680
Global Payments, Inc. 102,105 11,523
Graco, Inc.(Ð) 29,746 2,504
Howmet Aerospace, Inc. 69,248 8,765
Huntington Ingalls Industries, Inc.(Ð) 35,081 6,920
Insperity, Inc.(Ð) 19,234 1,443
JB Hunt Transport Services, Inc.(Ð) 62,603 10,719
Landstar System, Inc.(Ð) 28,545 4,700
Magna International, Inc. Class A 118,587 4,704
ManpowerGroup, Inc. 43,753 2,635
MasTec, Inc.(Æ) 34,943 5,070
Nordson Corp. 11,514 2,536
Northrop Grumman Corp. 16,715 8,145
Old Dominion Freight Line, Inc. 16,383 3,041
Otis Worldwide Corp.(Ð) 42,658 4,070
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PACCAR, Inc. 40,819 4,526
Parker-Hannifin Corp. 4,933 3,488
Paychex, Inc. 27,473 4,057
Pentair PLC 29,115 3,019
Phinia, Inc. 45,557 2,318
Republic Services, Inc. Class A 15,639 3,392
Robert Half, Inc.(Ð) 47,869 3,101
Rollins, Inc. 56,595 2,801
Ryder System, Inc. 19,459 3,102
S&P Global, Inc. 6,958 3,628
Schneider National, Inc. Class B(Ð) 68,200 2,029
Scotts Miracle-Gro Co. (The) Class A 51,500 3,654
Snap-on, Inc. 12,349 4,386
Southwest Airlines Co.(Ð) 245,400 7,536
Tetra Tech, Inc.(Ð) 97,760 3,598
Trade Desk, Inc. (The) Class A(Æ) 32,724 3,884
TransUnion(Û) 114,868 11,401
TriNet Group, Inc.(Ð) 30,080 2,809
United Parcel Service, Inc. Class B 31,825 3,635
United Rentals, Inc. 5,419 4,108
Veralto Corp.(Ð)(Û) 73,590 7,608
Vontier Corp. 121,707 4,692
W.W. Grainger, Inc. 3,648 3,877
Waste Management, Inc. 15,292 3,368
WESCO International, Inc.(Ð) 33,069 6,118
XPO, Inc.(Æ) 23,395 3,127
Xylem, Inc. 26,064 3,233
287,163
Technology - 37.7%
Accenture PLC Class A 37,823 14,560
Adobe, Inc.(Æ) 9,268 4,054
Advanced Micro Devices, Inc.(Æ) 68,574 7,951
Airbnb, Inc. Class A(Æ)(Ð)(Û) 48,669 6,384
Akamai Technologies, Inc.(Æ) 13,892 483
Alphabet, Inc. Class A 260,455 53,138
Alphabet, Inc. Class C 100,806 20,726
Amkor Technology, Inc. 79,288 1,951
Analog Devices, Inc. 8,715 1,847
Apple, Inc.(Û) 825,946 194,923
Applied Materials, Inc. 21,771 3,926
Arista Networks, Inc.(Æ)(Û) 151,542 17,462
ASML Holding NV Class G 2,183 1,614
Atlassian Corp. Class A(Æ) 39,959 12,259
Booking Holdings, Inc.(Û) 3,815 18,074
Box, Inc. Class A(Æ)(Ð) 7,725 258
Broadcom, Inc. 224,716 49,723
CACI International, Inc. Class A(Æ) 3,823 1,477
Cadence Design Systems, Inc.(Æ) 11,581 3,447
CDW Corp. 9,569 1,906
Cirrus Logic, Inc.(Æ) 31,659 3,180
Cisco Systems, Inc. 205,578 12,458
Cognizant Technology Solutions Corp.
Class A 56,197 4,642
CommVault Systems, Inc.(Æ) 15,281 2,434
Datadog, Inc. Class A(Æ) 54,066 7,716
DigitalOcean Holdings, Inc.(Æ)(Ð) 40,364 1,674
DoorDash, Inc. Class A(Æ) 17,401 3,286
Dropbox, Inc. Class A(Æ) 263,456 8,470
EPAM Systems, Inc.(Æ) 31,657 8,040

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guidewire Software, Inc.(Æ) 33,194 7,013
Hewlett Packard Enterprise Co. 183,711 3,893
HP, Inc. 97,727 3,176
Intel Corp.(Ð)(Û) 261,914 5,089
International Business Machines Corp. 20,033 5,122
Intuit, Inc. 31,255 18,800
Jabil Circuit, Inc. 47,380 7,695
KBR, Inc. 95,115 5,176
Kyndryl Holdings, Inc.(Æ) 105,889 4,020
Lam Research Corp.(Û) 338,491 27,435
Life360, Inc.(Æ) 4,320 197
Lyft, Inc. Class A(Æ) 332,091 4,496
Maplebear, Inc.(Æ)(Û) 187,300 9,043
Marvell Technology, Inc. 27,610 3,116
Meta Platforms, Inc. Class A(Û) 144,758 99,764
Micron Technology, Inc. 75,068 6,849
Microsoft Corp.(Û) 472,405 196,076
Monolithic Power Systems, Inc. 3,908 2,491
NCR Atleos Corp.(Æ)(Ð) 39,823 1,269
NetApp, Inc. 26,104 3,187
Nutanix, Inc. Class A(Æ)(Ð) 118,620 8,157
NVIDIA Corp.(Û) 1,181,524 141,866
NXP Semiconductors NV 51,277 10,694
ON Semiconductor Corp.(Æ) 77,328 4,047
Oracle Corp. 58,045 9,871
Palantir Technologies, Inc. Class A(Æ) 86,118 7,104
Palo Alto Networks, Inc.(Æ) 116,540 21,492
Playtika Holding Corp. 82,435 591
Procore Technologies, Inc.(Æ) 662 53
Qorvo, Inc.(Æ) 24,101 2,000
QUALCOMM, Inc. 30,295 5,239
Reddit, Inc. Class A(Æ) 4,206 839
RingCentral, Inc. Class A(Æ)(Ð) 30,672 1,068
ROBLOX Corp. Class A(Æ)(Ð) 129,684 9,217
Roku, Inc.(Æ) 70,035 5,796
Roper Technologies, Inc. 6,385 3,675
Salesforce, Inc. 59,425 20,305
Semtech Corp.(Æ)(Ð) 37,043 2,480
SentinelOne, Inc. Class A(Æ) 116,195 2,783
ServiceNow, Inc.(Æ) 16,957 17,269
Skyworks Solutions, Inc. 29,543 2,622
Snap, Inc. Class A(Æ)(Ð) 245,837 2,775
Spotify Technology SA(Æ) 33,420 18,333
Synopsys, Inc.(Æ) 6,877 3,614
Teradata Corp.(Æ)(Ð) 53,750 1,715
Teradyne, Inc.(Û) 58,034 6,720
Texas Instruments, Inc. 29,618 5,468
Twilio, Inc. Class A(Æ) 34,727 5,090
Uber Technologies, Inc.(Æ) 151,142 10,104
Ubiquiti, Inc. 1,448 584
UiPath, Inc. Class A(Æ)(Ð) 370,320 5,266
Universal Display Corp. 7,348 1,102
VeriSign, Inc.(Æ) 39,380 8,467
Zeta Global Holdings Corp. Class A(Æ) 78,579 1,442
1,229,818
Utilities - 3.0%
AT&T, Inc. 719,775 17,080
ConocoPhillips Co. 63,836 6,309
Constellation Energy Corp. 8,694 2,608
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Edison International 65,437 3,534
Entergy Corp. 32,940 2,671
Exelon Corp. 216,269 8,651
FirstEnergy Corp. 118,380 4,711
Gulfport Energy Corp.(Æ) 7,651 1,366
NextEra Energy, Inc. 95,545 6,837
NRG Energy, Inc. 70,963 7,269
PG&E Corp. 408,515 6,393
Pinnacle West Capital Corp.(Ð) 24,640 2,143
Southern Co. (The) 58,379 4,901
T-Mobile US, Inc. 17,061 3,975
Verizon Communications, Inc. 119,135 4,693
Vistra Corp.(Û) 62,135 10,440
Xcel Energy, Inc. 86,774 5,831
99,412
Total Common Stocks
(cost $2,048,539) 3,348,040
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 109,301,845 (∞) 109,280
Total Short-Term Investments
(cost $109,283) 109,280
Total Investments - 105.9%
(identified cost $2,157,822) 3,457,320
Securities Sold Short - (6.0)%
Consumer Discretionary - (1.2)%
Acushnet Holdings Corp. (15,623) (1,020)
Advanced Energy Industries, Inc. (15,613) (1,797)
Atlanta Braves Holdings, Inc. Class C(Æ) (8,573) (332)
Charter Communications, Inc. Class A(Æ) (10,090) (3,486)
Churchill Downs, Inc. (13,195) (1,631)
Dutch Bros, Inc. Class A(Æ) (73,395) (4,589)
Hillenbrand, Inc. (32,060) (1,090)
Hilton Grand Vacations, Inc.(Æ) (68,913) (2,839)
Joby Aviation, Inc.(Æ) (80,950) (669)
LGI Homes, Inc.(Æ) (12,646) (1,129)
Lithia Motors, Inc. Class A (6,231) (2,343)
Mattel, Inc.(Æ) (161,433) (3,009)
Stride, Inc.(Æ) (21,746) (2,934)
Under Armour, Inc. Class A(Æ) (295,966) (2,471)
VF Corp. (182,956) (4,751)
Warner Bros Discovery, Inc.(Æ) (411,590) (4,297)
Ziff Davis, Inc.(Æ) (6,940) (374)
(38,761)
Consumer Staples - (0.2)%
Simply Good Foods Co. (The)(Æ) (60,792) (2,310)
Walgreens Boots Alliance, Inc. (329,764) (3,390)
(5,700)
Energy - (0.3)%
First Solar, Inc.(Æ) (19,531) (3,272)
Patterson-UTI Energy, Inc. (160,587) (1,296)
Sunrun, Inc.(Æ) (130,531) (1,181)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Uranium Energy Corp.(Æ) (235,555) (1,663)
Warrior Met Coal, Inc. (15,695) (828)
(8,240)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (56,523) (563)
Apollo Global Management, Inc. (23,002) (3,933)
Arbor Realty Trust, Inc.(ö) (169,256) (2,266)
Axos Financial, Inc.(Æ) (27,521) (1,925)
Berkshire Hathaway, Inc. Class B(Æ) (287) (134)
BGC Group, Inc. Class A (172,431) (1,645)
Hannon Armstron g Sustainable
Infrastructure Capital, Inc. (78,854) (2,209)
Independence Realty Trust, Inc.(ö) (77,650) (1,492)
Medical Properties Trust, Inc.(ö) (288,276) (1,352)
Old National Bancorp (126,247) (3,011)
Realty Income Corp.(ö) (6,073) (332)
SoFi Technologies, Inc.(Æ) (14,739) (233)
UWM Holdings Corp. (173,015) (1,043)
(20,138)
Health Care - (1.0)%
Acadia Healthcare Co., Inc.(Æ) (70,507) (3,180)
Avantor, Inc.(Æ) (33,328) (742)
Axsome Therapeutics, Inc.(Æ) (3,002) (320)
Azenta, Inc.(Æ) (37,025) (2,001)
Bio-Techne Corp. (29,731) (2,187)
CG Oncology, Inc.(Æ) (80,553) (2,422)
Crinetics Pharmaceuticals, Inc.(Æ) (31,222) (1,258)
Cytokinetics, Inc.(Æ) (20,181) (998)
Geron Corp.(Æ) (370,161) (1,062)
Globus Medical, Inc. Class A(Æ) (45,028) (4,175)
HealthEquity, Inc.(Æ) (9,201) (1,016)
Immunovant, Inc.(Æ) (6,840) (149)
Insmed, Inc.(Æ) (19,440) (1,489)
Neogen Corp.(Æ) (159,650) (1,830)
RadNet, Inc.(Æ) (36,720) (2,404)
Repligen Corp.(Æ) (22,063) (3,667)
Surgery Partners, Inc.(Æ) (25,484) (650)
TransMedics Group, Inc.(Æ) (6,279) (424)
Vaxcyte, Inc.(Æ) (22,950) (2,027)
(32,001)
Materials and Processing - (0.0)%
Quaker Chemical Corp. (5,047) (713)
Producer Durables - (1.0)%
AeroVironment, Inc.(Æ) (9,768) (1,760)
Badger Meter, Inc. (5,729) (1,226)
Bloom Energy Corp. Class A(Æ) (36,911) (870)
Boeing Co. (The)(Æ) (14,474) (2,555)
Casella Waste Systems, Inc. Class A(Æ) (30,643) (3,295)
Howmet Aerospace, Inc. (30,278) (3,833)
JBT Marel Corp. (17,800) (2,367)
Kadant, Inc. (826) (308)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kratos Defense & Security Solutions, Inc.
(Æ) (84,635) (2,824)
Mercury Systems, Inc.(Æ) (50,148) (2,091)
OSI Systems, Inc.(Æ) (19,477) (3,826)
RBC Bearings, Inc.(Æ) (7,880) (2,748)
WillScot Mobile Mini Holdings Corp. (62,523) (2,317)
Zurn Elkay Water Solutions Corp. (77,701) (3,065)
(33,085)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (6,058) (702)
Analog Devices, Inc. (15,111) (3,202)
Blackline, Inc.(Æ) (14,440) (922)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (72,328) (2,037)
Coherent Corp.(Æ) (25,489) (2,307)
EchoStar Corp. Class A(Æ) (76,336) (2,112)
Five9, Inc.(Æ) (68,436) (2,805)
Freshworks, Inc. Class A(Æ) (96,945) (1,803)
Gen Digital, Inc. (139,737) (3,760)
Klaviyo, Inc. Class A(Æ) (18,344) (844)
Lattice Semiconductor Corp.(Æ) (57,358) (3,271)
MACOM Technology Solutions Holdings,
Inc.(Æ) (13,386) (1,770)
Marvell Technology, Inc. (36,515) (4,121)
Micron Technology, Inc. (1,877) (171)
Oracle Corp. (20,276) (3,448)
Progress Software Corp. (15,683) (899)
Rambus, Inc.(Æ) (51,554) (3,177)
Sanmina Corp.(Æ) (41,156) (3,446)
TTM Technologies, Inc.(Æ) (33,796) (831)
Unity Software, Inc.(Æ) (136,673) (3,034)
Vertex, Inc. Class A(Æ) (30,795) (1,778)
(46,440)
Utilities - (0.3)%
Cogent Communications Holdings, Inc. (40,993) (3,088)
MGE Energy, Inc. (8,538) (767)
New Fortress Energy, Inc. (171,482) (2,572)
Northern Oil and Gas, Inc. (18,431) (663)
Otter Tail Corp. (27,815) (2,143)
UGI Corp. (69,103) (2,124)
(11,357)
Total Securities Sold Short
(proceeds $167,685) (196,435)
Other Assets and Liabilities,
Net - 0.1%
3,754
Net Assets - 100.0%
3,264,639

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 343 USD 104,053 03/25 (1,455)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,455)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 481,963 $ — $ 137
$ —
$ 482,100
Consumer Staples 128,635 — —
—
128,635
Energy 122,450 — —
—
122,450
Financial Services 473,682 — —
—
473,682
Health Care 374,668 — —
—
374,668
Materials and Processing 150,112 — —
—
150,112
Producer Durables 287,163 — —
—
287,163
Technology 1,229,818 — —
—
1,229,818
Utilities 99,412 — —
—
99,412
Short-Term Investments — — — 109,280 109,280
Total Investments
3,347,903 — 137 109,280 3,457,320
Securities Sold Short
*
(196,435) — — — (196,435)
Other Financial Instruments
Liabilities
Futures Contracts (1,455) — — — (1,455)
Total Other Financial Instruments
**
$ (1,455) $ — $ — $ — $ (1,455)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 31
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 109,156 $ 282,231 $ 282,103 $ 1 $ (5) $ 109,280 $ 1,012 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.3%
Consumer Discretionary - 12.1%
Abercrombie & Fitch Co. Class A(Æ) 4,038 482
Academy Sports & Outdoors, Inc. 7,956 416
Accel Entertainment, Inc.(Æ) 4,609 52
Adtalem Global Education, Inc.(Æ) 5,667 607
Advance Auto Parts, Inc. 7,626 370
AerSale Corp.(Æ) 73,056 495
American Axle & Manufacturing Holdings,
Inc.(Æ) 138,933 727
American Eagle Outfitters, Inc. 21,702 350
American Outdoor Brands, Inc.(Æ) 783 14
American Public Education, Inc.(Æ)(Ð) 6,354 141
Asbury Automotive Group, Inc.(Æ) 2,043 606
Atkore, Inc. 3,197 260
Atmus Filtration Technologies, Inc. 10,026 419
Axon Enterprise, Inc.(Æ) 1,412 921
Bath & Body Works, Inc. 8,084 304
Beacon Roofing Supply, Inc.(Æ) 6,529 773
Beazer Homes USA, Inc.(Æ) 9,844 218
Blade Air Mobility, Inc.(Æ) 209,457 806
Bloomin' Brands, Inc. 114,135 1,434
BlueLinx Holdings, Inc.(Æ) 6,705 723
Boot Barn Holdings, Inc.(Æ) 18,540 2,982
BorgWarner, Inc. 20,575 656
Brilliant Earth Group, Inc. Class A(Æ) 226,307 407
Brinker International, Inc.(Æ) 12,756 2,321
Brunswick Corp. 10,677 720
Cadre Holdings, Inc. 36,875 1,422
Carriage Services, Inc. Class A 1,998 82
Cavco Industries, Inc.(Æ) 1,156 588
Celestica, Inc.(Æ) 2,389 295
Central Garden & Pet Co. Class A(Æ) 2,164 68
Century Communities, Inc. 7,774 594
Chegg, Inc.(Æ) 31,431 48
Clarus Corp. 543,835 2,643
Cooper-Standard Holdings, Inc.(Æ) 3,331 51
CTS Corp. 5,536 283
Dana Holding Corp. 42,136 672
Dave & Buster's Entertainment, Inc.(Æ) 23,056 612
Denny's Corp.(Æ) 95,232 603
Douglas Dynamics, Inc. 42,667 1,103
Driven Brands Holdings, Inc.(Æ) 37,974 627
Duolingo, Inc.(Æ)(Û) 3,134 1,141
El Pollo Loco Holdings, Inc.(Æ) 26,636 316
FirstCash Holdings, Inc. 3,105 339
Foot Locker, Inc.(Æ) 39,233 787
Forestar Group, Inc.(Æ) 4,778 114
Freshpet, Inc.(Æ) 2,983 477
Genesco, Inc.(Æ) 3,478 145
Genius Sports, Ltd.(Æ) 53,359 471
Gentherm, Inc.(Æ) 8,516 325
G-III Apparel Group, Ltd.(Æ) 18,451 576
Gildan Activewear, Inc. Class A 18,968 979
GMS, Inc.(Æ) 5,276 445
Golden Entertainment, Inc. 39,876 1,306
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 53,878 478
GoPro, Inc. Class A(Æ) 37,161 36
Grand Canyon Education, Inc.(Æ) 2,128 374
Green Brick Partners, Inc.(Æ) 19,780 1,196
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Group 1 Automotive, Inc. 1,192 544
Haverty Furniture Cos., Inc. 40,616 911
HealthStream, Inc. 1,432 47
International Game Technology PLC 65,159 1,109
iRobot Corp.(Æ) 8,774 68
Johnson Outdoors, Inc. Class A 32,370 1,049
KB Home 4,278 287
Kontoor Brands, Inc. 6,184 568
Kura Sushi USA, Inc. Class A(Æ) 25,066 2,005
Landsea Homes Corp.(Æ) 112,058 930
La-Z-Boy, Inc. 10,593 500
Lear Corp.(Û) 6,753 635
Legacy Education, Inc.(Æ) 49,980 431
Leonardo DRS, Inc. 26,753 940
Life Time Group Holdings, Inc.(Æ) 4,773 138
Lincoln Educational Services Corp.(Æ) 35,162 574
M/I Homes, Inc.(Æ) 2,434 306
Madison Square Garden Entertainment
Corp.(Æ) 9,486 345
Magnite, Inc.(Æ) 24,826 427
Marine Products Corp. 76,978 723
MasterCraft Boat Holdings, Inc.(Æ) 3,837 70
Matthews International Corp. Class A 28,556 799
Meritage Homes Corp. 12,264 955
MGM Resorts International(Æ)(Û) 1,871 65
Motorcar Parts of America, Inc.(Æ) 47,873 317
Movado Group, Inc. 13,820 264
Newell Rubbermaid, Inc. 227,228 2,263
OneSpaWorld Holdings, Ltd. 248,055 5,299
Papa John's International, Inc. 65,031 2,573
Perdoceo Education Corp. 17,492 503
PVH Corp. 7,223 647
QuinStreet, Inc.(Æ) 67,724 1,602
Redwire Corp.(Æ)(Ð) 2,410 58
Reservoir Media, Inc.(Æ) 103,411 859
Restoration Hardware(Æ) 678 284
REV Group, Inc. 5,210 181
Rush Street Interactive, Inc.(Æ) 95,854 1,398
Scholastic Corp. 3,985 77
Shake Shack, Inc. Class A(Æ) 7,361 870
SharkNinja, Inc.(Æ) 7,468 835
Shoe Carnival, Inc. 12,151 329
Signet Jewelers, Ltd. 6,099 361
Sirius Xm Holdings, Inc. 10,564 254
Smith & Wesson Brands, Inc. 30,721 322
Sonic Automotive, Inc. Class A 5,837 433
Steven Madden, Ltd. 26,554 1,090
Stitch Fix, Inc. Class A(Æ)(Ð) 103,907 489
Strategic Education, Inc. 4,526 445
Stride, Inc.(Æ) 9,394 1,267
Superior Uniform Group, Inc. 1,308 20
Taylor Morrison Home Corp. Class A(Æ) 4,236 273
TechTarget Inc.(Æ) 21,105 359
TEGNA, Inc. 38,648 704
Texas Roadhouse, Inc. Class A 11,368 2,059
Thor Industries, Inc.(Ð) 15,563 1,601
Tilly's, Inc. Class A(Æ)(Ð) 2,319 10
Toll Brothers, Inc.(Û) 10,384 1,410
Tri Pointe Homes, Inc.(Æ) 23,336 860
TripAdvisor, Inc.(Æ) 27,498 483

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Udemy, Inc.(Æ)(Ð) 12,768 96
Under Armour, Inc. Class C(Æ) 53,487 403
Universal Electronics, Inc.(Æ) 1,147 12
Urban Outfitters, Inc.(Æ) 7,998 443
Victoria's Secret & Co.(Æ) 21,673 788
Visteon Corp.(Æ) 4,047 340
Wayfair, Inc. Class A(Æ) 6,974 337
Whirlpool Corp. 2,556 268
Wingstop, Inc. 5,100 1,519
Winnebago Industries, Inc. 20,776 993
Wolverine World Wide, Inc. 12,147 271
Wynn Resorts, Ltd.(Ð) 7,760 674
Ziff Davis, Inc.(Æ) 9,989 538
Zillow Group, Inc. Class A(Æ)(Û) 4,757 377
Zumiez, Inc.(Æ) 5,109 82
88,766
Consumer Staples - 2.1%
Andersons, Inc. (The) 1,279 52
Beauty Health Co. (The)(Æ) 19,067 32
Boston Beer Co., Inc. (The) Class A(Æ) 1,327 333
Calavo Growers, Inc. 66,337 1,518
Dole PLC 12,663 172
elf Beauty, Inc.(Æ) 4,400 440
Energizer Holdings, Inc. - GDR 8,051 268
Fresh Del Monte Produce, Inc. 2,266 69
Grocery Outlet Holding Corp.(Æ) 63,893 1,034
Helen of Troy, Ltd.(Æ) 3,860 239
Herbalife, Ltd.(Æ) 40,929 224
Honest Co., Inc. (The)(Æ) 14,059 90
J&J Snack Foods Corp. 5,286 725
John B Sanfilippo & Son, Inc. 3,108 225
Medifast, Inc.(Æ) 2,357 37
National Vision Holdings, Inc.(Æ) 62,928 717
Nomad Foods, Ltd. 36,972 660
Pilgrim's Pride Corp.(Æ)(Û) 9,105 424
Primo Brands Corp. Class A 414 13
Quanex Building Products Corp. 86,346 1,813
SpartanNash Co. 6,579 120
Sprouts Farmers Market, Inc.(Æ) 15,548 2,462
United Natural Foods, Inc.(Æ)(Ð) 2,266 67
USANA Health Sciences, Inc.(Æ) 2,197 72
Vita Coco Co., Inc. (The)(Æ) 35,578 1,332
Vital Farms, Inc.(Æ) 50,794 2,229
Weis Markets, Inc. 4,512 305
Zevia PBC Class A(Æ) 29,633 118
15,790
Energy - 3.6%
Antero Resources Corp.(Æ) 11,105 414
Aris Water Solutions, Inc. Class A 115,067 2,938
Atlas Energy Solutions, Inc. 10,693 245
Berry Petroleum Corp. 30,257 132
ChampionX Corp. 11,912 341
CVR Energy, Inc. 14,332 272
Delek US Holdings, Inc. 66,356 1,185
DNOW, Inc.(Æ) 37,942 565
Expro Group Holdings NV(Æ) 12,486 158
Green Plains, Inc.(Æ) 2,000 18
Hallador Energy Co.(Æ) 43,501 467
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Helix Energy Solutions Group, Inc.(Æ)(Ð) 3,927 31
Helmerich & Payne, Inc. 31,479 994
HF Sinclair Corp. 40,385 1,457
Kodiak Gas Services, Inc. 2,300 108
Liberty Energy, Inc. Class A 17,561 321
Matrix Service Co.(Æ) 80,151 1,087
Murphy Oil Corp. 10,814 288
National Energy Servicees Reunited Corp.
(Æ) 40,615 384
Natural Gas Services Group, Inc.(Æ) 39,116 1,024
Newpark Resources, Inc.(Æ) 124,390 861
Oceaneering International, Inc.(Æ) 34,104 847
OPAL Fuels, Inc. Class A(Æ) 188,704 576
Patterson-UTI Energy, Inc. 139,657 1,127
PBF Energy, Inc. Class A(Ð)(Û) 22,086 646
Ramaco Resources, Inc. Class A 22,246 211
Ranger Energy Services, Inc. Class A 34,928 572
REX American Resources Corp.(Æ) 7,172 299
Select Water Solutions, Inc. Class A 148,557 1,857
Sitio Royalties Corp. Class A 31,229 629
SM Energy Co. 20,939 795
SunCoke Energy, Inc. 13,411 126
TechnipFMC PLC(Û) 44,040 1,323
TETRA Technologies, Inc.(Æ) 300,002 1,245
Transocean, Ltd.(Æ) 64,761 254
VAALCO Energy, Inc. 110,326 452
Vermilion Energy, Inc. 12,109 112
W&T Offshore, Inc.(Ð) 528,044 824
Warrior Met Coal, Inc. 13,499 712
Weatherford International PLC(Û) 1,394 88
World Kinect Corp.(Ð) 16,731 473
26,458
Financial Services - 23.8%
1st Source Corp. 5,301 332
Acadia Realty Trust(ö) 44,953 1,036
AGNC Investment Corp.(ö) 60,701 605
Agree Realty Corp.(ö) 13,923 1,010
Air Lease Corp. Class A 21,732 1,004
Alliance Data Systems Corp. 18,599 1,178
Ally Financial, Inc.(Ð) 35,243 1,373
Alpine Income Property Trust, Inc.(ö) 93,304 1,573
Americold Realty Trust, Inc.(ö) 31,366 685
Ameris Bancorp 8,287 544
Atlantic Union Bankshares Corp. 10,438 394
Axis Capital Holdings, Ltd. 7,362 670
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 15,468 633
Bancorp, Inc. (The)(Æ) 10,888 665
Bank of NT Butterfield & Son, Ltd. (The) 15,308 562
BankUnited, Inc. 2,462 101
Banner Corp. 5,440 384
BGC Group, Inc. Class A 129,292 1,233
BOK Financial Corp. 4,262 471
Bowhead Specialty Holdings, Inc.(Æ) 17,072 552
Brighthouse Financial, Inc.(Æ) 10,308 636
Brixmor Property Group, Inc.(ö) 46,793 1,219
Broadstone Net Lease, Inc.(ö) 27,895 439
Business First Bancshares, Inc. 72,289 1,951
Cadence Bank 35,363 1,245

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Camden Property Trust(ö)(Û) 14,333 1,630
Capital Bancorp, Inc. 36,823 1,142
Capital City Bank Group, Inc. 32,490 1,199
Cathay General Bancorp 10,557 501
Centerspace(ö) 7,632 464
Central Pacific Financial Corp. 20,317 607
Chatham Lodging Trust(ö) 4,273 37
City Holding Co. 3,108 367
Clarivate PLC(Æ) 201,520 1,092
CNO Financial Group, Inc. 16,272 650
Columbia Banking System, Inc. 46,348 1,293
Comerica, Inc.(Ð) 17,709 1,192
Community Bank System, Inc. 24,310 1,593
Community Healthcare Trust, Inc.(ö) 97,423 1,932
Compass, Inc. Class A(Æ)(Û) 94,677 686
COPT Defense Properties(ö) 22,901 674
Corebridge Financial, Inc. 43,405 1,465
CTO Realty Growth, Inc.(ö) 112,430 2,207
Cullen/Frost Bankers, Inc.(Ð) 17,356 2,419
Cushman & Wakefield PLC(Æ) 116,707 1,609
DiamondRock Hospitality Co.(ö) 71,041 624
Dime Community Bancshares, Inc. 31,145 973
Diversified Healthcare Trust(Ð)(ö) 7,257 18
Donegal Group, Inc. Class A 609 9
Douglas Elliman, Inc.(Æ) 6,287 11
Easterly Government Properties, Inc.(ö) 74,478 846
Eastern Bankshares, Inc. 34,537 634
Employers Holdings, Inc. 463 23
Enact Holdings, Inc. 1,459 49
Enova International, Inc.(Æ) 7,315 822
Enterprise Financial Services Corp. 18,556 1,110
Esquire Financial Holdings, Inc. 15,217 1,360
Essent Group, Ltd. 7,219 421
Essential Properties Realty Trust, Inc.(ö) 11,804 379
Evercore, Inc. Class A(Û) 4,286 1,248
EZCORP, Inc. Class A(Æ) 75,690 909
Federal Agricultural Mortgage Corp. Class
C 3,165 626
Fidelis Insurance Holdings, Ltd. 49,780 821
First American Financial Corp. 24,726 1,563
First BanCorp 51,571 1,071
First Commonwealth Financial Corp. 44,982 750
First Financial Corp. 9,966 480
First Foundation, Inc.(Ð) 7,760 40
First Industrial Realty Trust, Inc.(ö) 18,955 1,012
First Internet Bancorp 2,172 71
First Interstate BancSystem, Inc. Class A 11,578 382
First Merchants Corp. 11,742 522
First Mid Bancshares, Inc. 33,216 1,260
Flagstar Financial, Inc. 54,772 648
Four Corners Property Trust, Inc.(ö) 18,690 513
FTAI Aviation, Ltd. 14,140 1,422
Fulton Financial Corp. 19,770 402
GCM Grosvenor, Inc. Class A 53,506 723
Genworth Financial, Inc. Class A(Æ) 128,033 926
German American Bancorp, Inc. 39,413 1,629
Getty Realty Corp.(ö) 31,066 963
Glacier Bancorp, Inc. 38,752 1,925
Guaranty Bancshares, Inc. 30,499 1,254
Hamilton Insurance Group, Ltd. Class B(Æ) 3,470 66
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hamilton Lane, Inc. Class A 2,511 400
Hancock Holding Co. 8,256 493
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 50,018 1,401
Hanover Insurance Group, Inc. (The)(Ð) 11,418 1,748
Healthcare Realty Trust, Inc.(ö) 56,205 941
Heritage Financial Corp. 44,799 1,151
Heritage Insurance Holdings, Inc.(Æ)(Ð) 4,780 53
Hilltop Holdings, Inc. 11,794 356
Home BancShares, Inc. 59,084 1,784
Horace Mann Educators Corp. 52,525 2,029
Horizon Bancorp, Inc. 49,281 827
Howard Hughes Corp. (The)(Æ)(Ð) 6,859 524
Independence Realty Trust, Inc.(ö) 29,067 558
Independent Bank Corp. 53,253 2,788
Innovative Industrial Properties, Inc.(ö) 3,264 234
International Bancshares Corp. 7,865 518
International Money Express, Inc.(Æ) 25,992 492
InvenTrust Properties Corp.(ö) 7,086 211
Investar Holding Corp. 67,687 1,291
Jackson Financial, Inc. Class A 20,796 1,960
James River Group Holdings, Ltd. 9,509 45
John Wiley & Sons, Inc. Class A 7,662 314
Kearny Financial Corp. 4,835 33
Kemper Corp. 43,781 2,941
Kite Realty Group Trust(ö) 38,093 882
Lazard, Inc. 13,528 736
Legacy Housing Corp.(Æ) 18,109 465
Legalzoom.com, Inc.(Æ) 32,355 291
LendingClub Corp.(Æ) 45,442 613
LendingTree, Inc.(Æ) 4,614 207
Live Oak Bancshares, Inc. 10,904 387
Macerich Co. (The)(ö) 37,538 780
Marcus & Millichap, Inc. 60,074 2,292
Marex Group PLC 16,411 586
McGrath RentCorp 2,747 337
Mercury General Corp. 314 16
Metropolitan Bank Holding Corp.(Æ) 31,948 2,049
Moelis & Co. Class A 6,310 494
Mr. Cooper Group, Inc.(Æ) 4,454 462
National Bank Holdings Corp. Class A 62,245 2,685
NBT Bancorp, Inc. 46,630 2,221
NerdWallet, Inc. Class A(Æ) 10,786 154
NETSTREIT Corp.(ö) 265,170 3,840
Newmark Group, Inc. Class A(Û) 74,404 1,051
NexPoint Residential Trust, Inc.(ö) 17,316 684
NMI Holdings, Inc. Class A(Æ) 12,399 479
Northeast Bank 17,349 1,756
OceanFirst Financial Corp. 40,930 735
Ocwen Financial Corp.(Æ) 180 7
OFG Bancorp 18,221 778
Origin Bancorp, Inc. 41,377 1,569
Outfront Media, Inc.(ö) 32,407 596
Pacific Premier Bancorp, Inc. 19,859 514
Palomar Holdings, Inc.(Æ) 1,683 182
Park Hotels & Resorts, Inc.(Ð)(ö) 44,205 596
PennyMac Financial Services, Inc. 4,961 519
Perella Weinberg Partners 101,324 2,616
Piper Sandler Cos. 3,273 1,038
Plymouth Industrial REIT, Inc.(ö) 43,428 730

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Popular, Inc. 12,165 1,252
PotlatchDeltic Corp.(ö) 53,539 2,395
PRA Group, Inc.(Æ) 10,881 241
Preferred Bank 5,061 462
Premier Financial Corp. 43,584 1,213
ProAssurance Corp.(Æ) 5,474 82
Prosperity Bancshares, Inc. 22,837 1,827
Radian Group, Inc. 13,601 463
RE/MAX Holdings, Inc. Class A(Æ) 68,650 685
Real Brokerage Inc. (The)(Æ)(Ð) 11,960 61
Red River Bancshares, Inc. 6,104 341
Redfin Corp.(Æ)(Ð) 47,272 378
Regency Centers Corp.(Ð)(ö) 4,672 336
Regional Management Corp. 426 15
Reinsurance Group of America, Inc. Class
A(Û) 7,334 1,671
Renasant Corp. 45,289 1,761
RLI Corp. 6,826 501
RMR Group, Inc. (The) Class A 971 18
Robinhood Markets, Inc. Class A(Æ)(Û) 28,408 1,476
Ryman Hospitality Properties, Inc.(ö) 5,214 547
Safety Insurance Group, Inc. 4,243 335
Seacoast Banking Corp. of Florida 63,115 1,796
Selective Insurance Group, Inc. 5,577 469
ServisFirst Bancshares, Inc. 13,821 1,253
Simmons First National Corp. Class A 15,105 343
Skyward Specialty Insurance Group, Inc.
(Æ) 14,573 645
SL Green Realty Corp.(ö) 13,324 898
SLM Corp. 31,101 868
SmartFinancial, Inc. 55,929 1,972
South Plains Financial, Inc. 32,293 1,160
SouthState Corp. 4,515 477
Stewart Information Services Corp. 5,750 375
Stock Yards Bancorp, Inc. 24,866 1,833
Sunstone Hotel Investors, Inc.(ö) 7,613 86
Terreno Realty Corp.(ö) 13,912 910
Texas Capital Bancshares, Inc.(Æ) 5,425 428
Third Coast Bancshares, Inc.(Æ) 680 25
Tiptree, Inc. Class A 38,171 765
Towne Bank 45,144 1,615
TriCo Bancshares 32,995 1,448
Triumph Financial, Inc.(Æ) 31,804 2,451
Trupanion, Inc.(Æ) 5,224 248
UL Solutions, Inc. Class A 10,771 581
UMB Financial Corp. 4,670 551
UMH Properties, Inc.(ö) 61,757 1,111
United Bankshares, Inc. 10,997 423
United Community Banks, Inc. 15,274 507
Universal Insurance Holdings, Inc. 5,256 102
Unum Group(Û) 16,480 1,257
Valley National Bancorp 47,067 484
Vestis Corp. 17,340 242
Walker & Dunlop, Inc. 3,970 381
Webster Financial Corp. 22,418 1,350
Westwood Holdings Group, Inc. 79,438 1,223
William Penn Bancorp 84,737 1,069
Wintrust Financial Corp. 3,908 511
Xenia Hotels & Resorts, Inc.(ö) 18,263 273
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zions Bancorp NA 10,954 634
175,022
Health Care - 17.2%
Acadia Pharmaceuticals, Inc.(Æ) 29,188 545
ACELYRIN, Inc.(Æ) 16,884 33
AdaptHealth Corp.(Æ) 24,230 262
Adaptive Biotechnologies Corp.(Æ) 21,948 170
ADMA Biologics, Inc.(Æ) 86,071 1,390
Akebia Therapeutics, Inc.(Æ) 44,985 101
Alector, Inc.(Æ)(Ð) 15,703 26
AngioDynamics, Inc.(Æ) 3,632 41
ANI Pharmaceuticals, Inc.(Æ) 58,928 3,456
Arcellx, Inc.(Æ)(Ð) 59,528 4,056
Arcus Biosciences, Inc.(Æ) 13,855 179
Ardent Health Partners, Inc.(Æ) 2,547 38
Argenx SE - ADR(Æ) 8,230 5,392
Arrowhead Pharmaceuticals, Inc.(Æ) 34,033 677
Artivion, Inc.(Æ) 14,933 462
AtriCure, Inc.(Æ) 23,744 947
Axogen, Inc.(Æ) 25,353 462
Beam Therapeutics, Inc.(Æ)(Ð) 43,012 1,115
Biohaven, Ltd.(Æ) 30,633 1,172
BioLife Solutions, Inc.(Æ) 94,441 2,579
Blueprint Medicines Corp.(Æ)(Û) 15,358 1,728
BrightSpring Health Services, Inc.(Æ)(Ð)
(Û) 20,466 483
Butterfly Network, Inc.(Æ) 115,675 462
CareDx, Inc.(Æ) 83,879 1,954
Caribou Biosciences, Inc.(Æ) 7,500 11
Catalyst Pharmaceuticals, Inc.(Æ) 20,107 454
Chemed Corp. 2,090 1,175
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
Concentra Group Holdings Parent, Inc. 12,689 296
CONMED Corp. 18,389 1,320
Contra Inhibrx, Inc.(Æ)(Š) 21,895 14
Corcept Therapeutics, Inc.(Æ) 22,948 1,536
CorVel Corp.(Æ) 3,654 423
CVRx, Inc.(Æ) 9,286 148
Cytek Biosciences, Inc.(Æ) 6,331 33
Cytokinetics, Inc.(Æ) 15,037 744
CytomX Therapeutics, Inc.(Æ) 7,725 7
Dyne Therapeutics, Inc.(Æ) 40,301 573
Edgewise Therapeutics, Inc.(Æ) 8,957 251
Editas Medicine, Inc.(Æ)(Ð) 13,213 17
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 4,661 24
Enovis Corp. Class W(Æ) 34,746 1,632
Ensign Group, Inc. (The) 3,404 475
Entrada Therapeutics, Inc.(Æ)(Ð) 740 10
ETON Pharmaceuticals, Inc.(Æ) 1,150 20
Exelixis, Inc.(Æ) 40,816 1,353
Fate Therapeutics, Inc.(Æ) 36,283 47
Fortrea Holdings, Inc.(Æ)(Ð) 9,582 161
GeneDx Holdings Corp.(Æ) 16,426 1,229
Geron Corp.(Æ) 495,843 1,423
Glaukos Corp.(Æ) 4,153 650
GoodRx Holdings, Inc. Class A(Æ) 22,197 106
GRAIL, Inc.(Æ)(Ð) 4,274 129
Guardant Health, Inc.(Æ) 11,977 563

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guardian Pharmacy Services, Inc. Class
A(Æ) 4,538 103
Haemonetics Corp.(Æ) 4,431 306
Harrow Health, Inc.(Æ) 4,322 133
HealthEquity, Inc.(Æ) 21,177 2,338
Immunovant, Inc.(Æ) 20,606 448
Inari Medical, Inc.(Æ) 7,123 567
Incyte Corp.(Æ)(Û) 1,340 99
InfuSystem Holdings, Inc.(Æ) 170,424 1,379
Inmode, Ltd.(Æ) 20,228 348
Innoviva, Inc.(Æ) 73,186 1,364
Inogen, Inc.(Æ) 3,106 36
Inotiv, Inc.(Æ) 26,161 112
Insmed, Inc.(Æ) 41,627 3,188
Inspire Medical Systems, Inc.(Æ)(Ð) 4,839 936
Integer Holdings Corp.(Æ) 1,898 270
Integra LifeSciences Holdings Corp.(Æ) 15,884 415
Intellia Therapeutics, Inc.(Æ) 35,119 362
Ionis Pharmaceuticals, Inc.(Æ) 17,898 571
iRadimed Corp. 60,500 3,582
iRhythm Technologies, Inc.(Æ) 6,662 725
Ironwood Pharmaceuticals, Inc. Class A(Æ) 33,201 78
iTeos Therapeutics, Inc.(Æ) 7,833 59
Joint Corp. (The)(Æ) 25,985 287
KalVista Pharmaceuticals, Inc.(Æ) 24,428 218
Kodiak Sciences, Inc.(Æ) 4,335 28
Kura Oncology, Inc.(Æ)(Ð) 67,147 531
Kymera Therapeutics, Inc.(Æ) 12,215 484
Lantheus Holdings, Inc.(Æ) 4,795 444
Legend Biotech Corp. - ADR(Æ) 45,398 1,730
LeMaitre Vascular, Inc. 62,152 6,024
Ligand Pharmaceuticals, Inc. Class B(Æ) 24,315 2,834
MannKind Corp.(Æ) 71,676 415
Masimo Corp.(Æ) 2,444 426
Medpace Holdings, Inc.(Æ) 2,861 999
MeiraGTx Holdings PLC(Æ) 34,797 219
Merit Medical Systems, Inc.(Æ) 11,034 1,201
Mirum Pharmaceuticals, Inc.(Æ) 6,886 337
Moonlake Immunotherapeutics(Æ) 11,650 536
Natera, Inc.(Æ) 3,595 636
National HealthCare Corp. 4,678 480
Nektar Therapeutics(Æ) 14,220 12
Neurocrine Biosciences, Inc.(Æ)(Û) 16,575 2,516
Nevro Corp.(Æ)(Ð) 5,423 27
Nurix Therapeutics, Inc.(Æ) 11,527 227
Omnicell, Inc.(Æ) 17,253 776
Option Care Health, Inc.(Æ) 12,881 398
OraSure Technologies, Inc.(Æ) 14,683 59
Organon & Co. 78,670 1,224
Orthofix Medical, Inc.(Æ) 56,876 1,043
Oscar Health, Inc. Class A(Æ) 9,508 158
Owens & Minor, Inc.(Æ) 6,392 91
Pacira BioSciences, Inc.(Æ) 10,740 283
PACS Group, Inc.(Æ) 10,931 159
Patterson Cos., Inc. 16,706 517
Pediatrix Medical Group, Inc.(Æ) 45,535 637
Pennpant Group, Inc. (The)(Æ) 46,095 1,220
Penumbra, Inc.(Æ) 2,088 557
Perrigo Co. PLC 82,783 2,062
Personalis, Inc.(Æ) 3,630 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Phibro Animal Health Corp. Class A 2,190 48
Phreesia, Inc.(Æ) 30,023 854
Prestige Brands Holdings, Inc.(Æ) 5,853 449
Quipt Home Medical Corp.(Æ) 302,546 977
Radius Health, Inc.(Æ)(Š) 85,858 7
RadNet, Inc.(Æ) 11,864 777
Recursion Pharmaceuticals, Inc. Class A(Æ) 44,103 319
Repligen Corp.(Æ) 8,260 1,373
Repro-Med Systems, Inc.(Æ) 30,705 135
Rigel Pharmaceuticals, Inc.(Æ) 2,482 54
Rocket Pharmaceuticals, Inc.(Æ) 166,003 1,783
Roivant Sciences Ltd.(Æ) 18,044 201
Sage Therapeutics, Inc.(Æ) 20,090 146
Sangamo BioSciences, Inc.(Æ) 1,313 2
Schrodinger, Inc.(Æ) 21,621 542
Select Medical Holdings Corp. 37,980 747
SI-BONE, Inc.(Æ) 11,690 196
Solventum Corp.(Æ)(Û) 1,381 102
SpringWorks Therapeutics, Inc.(Æ) 28,253 1,059
Stevanato Group SpA 22,303 500
Structure Therapeutics, Inc. - ADR(Æ) 11,844 355
Summit Therapeutics, Inc.(Æ) 11,342 244
Supernus Pharmaceuticals, Inc.(Æ) 16,421 630
Surmodics, Inc.(Æ) 2,192 75
Sutro Biopharma, Inc.(Æ) 15,502 30
Tandem Diabetes Care, Inc.(Æ)(Ð)(Û) 34,125 1,265
Teleflex, Inc. 6,834 1,232
Tenet Healthcare Corp.(Æ) 7,967 1,122
Terns Pharmaceuticals, Inc.(Æ) 154,460 689
TG Therapeutics, Inc.(Æ) 25,572 811
Theravance Biopharma, Inc.(Æ) 4,843 45
Travere Therapeutics, Inc.(Æ) 33,230 680
Tyra Biosciences, Inc.(Æ) 3,550 51
UFP Technologies, Inc.(Æ) 11,831 3,249
Ultragenyx Pharmaceutical, Inc.(Æ) 18,341 789
United Therapeutics Corp.(Æ) 4,926 1,730
Utah Medical Products, Inc. 18,727 1,147
Vanda Pharmaceuticals, Inc.(Æ) 15,193 67
Varex Imaging Corp.(Æ)(Ð) 37,011 508
Vaxcyte, Inc.(Æ) 24,747 2,186
Vera Therapeutics, Inc.(Æ) 4,008 149
Verve Therapeutics, Inc.(Æ) 18,325 139
Viemed Healthcare, Inc.(Æ) 61,882 507
Viking Therapeutics, Inc.(Æ) 49,230 1,612
Vir Biotechnology, Inc.(Æ) 2,434 25
Viridian Therapeutics, Inc.(Æ) 79,422 1,539
WaVe Life Sciences, Ltd.(Æ) 35,166 407
Xencor, Inc.(Æ) 50,535 924
Xenon Pharmaceuticals, Inc.(Æ) 43,535 1,740
Xeris Biopharma Holdings, Inc.(Æ) 17,600 63
Zai Lab, Ltd. - ADR(Æ) 44,488 1,210
Zentalis Pharmaceuticals, Inc.(Æ) 16,315 28
Zimvie, Inc.(Æ) 31,857 441
Zymeworks, Inc.(Æ) 11,993 175
125,973
Materials and Processing - 7.4%
AAON, Inc. 13,181 1,534
Acuity Brands, Inc.(Û) 4,170 1,386
AdvanSix, Inc. 70,515 2,206

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alcoa Corp. 15,071 532
Algoma Steel Group, Inc. 98,432 803
American Vanguard Corp. 5,280 33
Arcadium Lithium PLC(Æ) 97,002 557
Ardagh Metal Packaging SA 120,881 335
Ashland, Inc. 26,258 1,667
Avient Corp. 26,915 1,155
AZEK Co., Inc. (The)(Æ) 25,409 1,302
Balchem Corp. 1,619 259
Belden, Inc. 6,157 717
Boise Cascade Co. 6,774 855
BrightView Holdings, Inc.(Æ) 38,883 613
Cabot Corp. 4,207 364
Capstone Copper Corp.(Æ) 80,054 448
Carpenter Technology Corp. 2,469 477
Century Aluminum Co.(Æ) 6,358 116
Codexis, Inc.(Æ) 13,971 59
Coeur Mining, Inc.(Æ)(Ð) 40,144 265
Commercial Metals Co. 24,277 1,177
Constellium SE(Æ) 77,259 767
Crown Holdings, Inc.(Û) 13,920 1,223
ERO Copper Corp.(Æ) 40,677 545
Fabrinet(Æ) 2,828 611
Ferroglobe PLC 450,673 1,753
FMC Corp. 8,961 500
Greif, Inc. Class A 17,735 1,086
H.B. Fuller Co. 3,953 250
Hecla Mining Co. 49,038 278
Hudson Technologies, Inc.(Æ) 33,952 197
Huntsman Corp. 131,066 2,206
Installed Building Products, Inc. 1,797 357
Insteel Industries, Inc. 13,062 375
JELD-WEN Holding, Inc.(Æ)(Ð) 14,015 125
Karat Packaging, Inc. 34,630 1,070
Knife River Corp.(Æ) 8,457 876
Koppers Holdings, Inc. 12,068 359
Kronos Worldwide, Inc. 68,706 659
Lennox International, Inc.(Ð) 1,469 870
Lithium Argentina AG(Æ) 112,840 293
Louisiana-Pacific Corp.(Û) 12,913 1,510
Masterbrand, Inc.(Æ) 27,113 470
Mativ Holdings, Inc. 84,002 802
Minerals Technologies, Inc. 6,803 522
Modine Manufacturing Co.(Æ) 6,105 619
MRC Global, Inc.(Æ) 41,091 603
Myers Industries, Inc. 84,879 1,022
Northwest Pipe Co.(Æ) 17,186 831
O-I Glass, Inc.(Æ) 25,912 309
Olympic Steel, Inc. 9,949 343
Origin Materials, Inc.(Æ) 3,291 3
Orion SA 10,757 150
Perimeter Solutions, Inc.(Æ) 23,979 300
Quaker Chemical Corp. 9,937 1,403
Ranpak Holdings Corp.(Æ) 117,313 859
Rayonier Advanced Materials, Inc.(Æ) 117,240 938
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 2,655 247
Rush Enterprises, Inc. Class A 8,475 515
ScanSource, Inc.(Æ) 766 32
Schnitzer Steel Industries, Inc. Class A(Ð) 68,086 818
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silgan Holdings, Inc. 10,713 589
Simpson Manufacturing Co., Inc. 3,988 670
Sonoco Products Co. 20,807 991
SPX Technologies, Inc.(Æ) 4,364 648
Stepan Co. 41,900 2,656
Summit Materials, Inc. Class A(Æ) 12,480 653
Sylvamo Corp. 3,404 273
Taseko Mines, Ltd.(Æ) 415,902 774
TimkenSteel Corp.(Æ) 70,582 1,054
Trex Co., Inc.(Æ)(Ð) 12,534 913
Tronox Holdings PLC Class A 49,287 506
Unifi, Inc.(Æ) 1,581 10
United States Lime & Minerals, Inc. 3,019 334
VSE Corp. 3,317 339
Worthington Industries, Inc. 6,425 269
Worthington Steel, Inc. 3,925 114
54,397
Producer Durables - 16.2%
ABM Industries, Inc. 20,041 1,069
ADT, Inc. 105,099 807
AECOM(Û) 12,600 1,329
AGCO Corp. 7,426 776
Alight, Inc. Class A 44,016 302
Allegiant Travel Co. Class A(Æ) 1,652 169
Allied Motion Technologies, Inc. 18,914 477
Allison Transmission Holdings, Inc. Class A 4,788 563
AMN Healthcare Services, Inc.(Æ) 25,601 705
Applied Industrial Technologies, Inc. 1,977 514
ArcBest Corp. 12,085 1,155
Arcosa, Inc. 9,214 933
Ardmore Shipping Corp. 134,055 1,591
Argan, Inc. 6,962 952
ASGN, Inc.(Æ) 4,032 356
Astec Industries, Inc. 37,520 1,310
Babcock & Wilcox Enterprises(Æ) 587,758 799
Barrett Business Services, Inc. 4,020 174
Bloom Energy Corp. Class A(Æ) 19,113 451
Blue Bird Corp.(Æ) 15,259 544
Bowlero Corp. Class A 15,494 165
Bowman Consulting Group, Ltd.(Æ) 35,262 897
Brink's Co. (The) 4,610 430
Casella Waste Systems, Inc. Class A(Æ) 14,021 1,508
CECO Environmental Corp.(Æ) 27,929 791
Chart Industries, Inc.(Æ) 1,511 320
Comfort Systems USA, Inc. 1,210 528
CompoSecure, Inc. Class A 18,448 294
Construction Partners, Inc. Class A(Æ) 4,595 369
CoreCivic, Inc.(Æ) 37,246 762
Covenant Logistics Group, Inc. Class A 32,792 909
CRA International, Inc. 565 104
Cross Country Healthcare, Inc.(Æ) 21,961 400
CryoPort, Inc.(Æ) 4,188 32
Custom Truck One Source, Inc.(Æ) 188,904 962
Deluxe Corp. 114,001 2,644
DHT Holdings, Inc. 71,456 809
Dycom Industries, Inc.(Æ) 2,319 439
Eastman Kodak Co.(Æ) 8,375 62
Embraer SA - ADR(Æ) 10,067 412
EnerSys 26,883 2,610

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ennis, Inc. 12,550 260
Enviri Corp.(Æ)(Ð) 3,914 38
EVERTEC, Inc. 9,381 305
Everus Construction Group, Inc.(Æ) 3,776 260
ExlService Holdings, Inc.(Æ) 372 19
Exponent, Inc. 4,919 451
FARO Technologies, Inc.(Æ) 4,210 134
Federal Signal Corp. 18,090 1,778
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 18,624 1,166
Fluor Corp.(Æ) 45,069 2,173
Franklin Electric Co., Inc. 3,865 386
GEO Group, Inc. (The)(Æ) 28,260 890
Golden Ocean Group, Ltd. 14,190 131
Graco, Inc.(Ð) 5,945 500
Green Dot Corp. Class A(Æ) 14,253 126
GXO Logistics, Inc.(Æ) 12,332 560
Heartland Express, Inc. 4,837 55
Heidrick & Struggles International, Inc. 4,256 198
Herc Holdings, Inc. Class W 5,708 1,164
Hillman Solutions Corp.(Æ) 30,105 301
HNI Corp. 11,302 563
Holley, Inc.(Æ) 187,184 571
Hub Group, Inc. Class A 8,706 388
Huntington Ingalls Industries, Inc. 6,149 1,213
Hyster-Yale Materials Handling, Inc. 2,208 118
I3 Verticals, Inc. Class A(Æ) 136,286 3,392
ICF International, Inc. 5,411 632
Insperity, Inc.(Ð) 5,224 392
Integrated Electrical Services, Inc.(Æ) 1,816 402
International Seaways, Inc. 6,458 252
Kelly Services, Inc. Class A 6,194 87
Kennametal, Inc. 13,314 319
Knight-Swift Transportation Holdings, Inc. 11,280 644
Korn & Ferry International 7,089 501
Landstar System, Inc.(Ð) 5,001 823
Latham Group, Inc.(Æ)(Ð) 23,091 169
Limbach Holdings, Inc.(Æ) 16,944 1,567
Lindsay Corp. 8,092 1,086
Loar Holdings, Inc.(Æ) 2,013 160
Mama's Creations, Inc.(Æ) 117,587 905
Manitowoc Co., Inc. (The)(Æ) 48,032 480
ManpowerGroup, Inc. 10,316 621
MARA Holdings, Inc.(Æ) 19,171 352
Marten Transport, Ltd. 147,232 2,267
MasTec, Inc.(Æ) 13,589 1,972
Matson, Inc. 3,625 514
Mayville Engineering Co., Inc.(Æ) 1,456 23
Mesa Laboratories, Inc. 28,703 3,952
MillerKnoll, Inc. 127,614 2,864
Mitek Systems, Inc.(Æ) 166,592 1,699
MSA Safety, Inc. 5,659 932
MSC Industrial Direct Co., Inc. Class A 10,576 850
Mueller Industries, Inc.(Ð) 4,277 337
MYR Group, Inc.(Æ) 7,241 1,025
National CineMedia, Inc.(Æ) 144,386 952
Orion Group Holdings, Inc.(Æ) 98,150 773
Paylocity Holding Corp.(Æ) 5,619 1,155
Payoneer Global, Inc.(Æ) 54,409 577
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Paysafe, Ltd.(Æ) 6,858 133
Phinia, Inc. 7,863 400
Pitney Bowes, Inc. 66,655 594
Powell Industries, Inc.(Ð) 1,797 431
Priority Technology Holdings, Inc.(Æ)(Ð) 3,200 30
Proficient Auto Logistics, Inc.(Æ) 145,358 1,430
PROG Holdings, Inc. 20,630 882
Proto Labs, Inc.(Æ) 7,121 297
Radiant Logistics, Inc.(Æ) 136,545 959
Repay Holdings Corp.(Æ) 255,733 1,910
Resources Connection, Inc. 306,017 2,571
Riot Blockchain, Inc.(Æ) 55,386 658
Robert Half, Inc. (Ð)(Û) 35,428 2,295
RXO, Inc.(Æ) 16,929 434
Ryder System, Inc.(Û) 5,332 850
Ryerson Holding Corp. 22,407 501
Saia, Inc.(Æ)(Û) 3,820 1,834
Schneider National, Inc. Class B(Û) 42,229 1,256
Scorpio Tankers, Inc. 22,766 1,084
Scotts Miracle-Gro Co. (The) Class A 7,209 512
Sezzle, Inc.(Æ) 659 154
SHYFT Group, Inc. (The) 8,847 106
Skyline Champion Corp.(Æ) 16,621 1,535
SkyWest, Inc.(Æ) 7,802 943
Sleep Number Corp.(Æ) 6,966 125
Star Bulk Carriers Corp. 56,097 862
Steelcase, Inc. Class A 15,505 178
Sterling Infrastructure, Inc.(Æ) 13,257 1,888
StoneCo, Ltd. Class A(Æ) 47,800 438
Stoneridge, Inc.(Æ) 96,302 498
Sun Country Airlines Holdings, Inc.(Æ) 71,169 1,207
Teekay Tankers, Ltd. Class A 32,145 1,348
Tennant Co. 16,168 1,383
Terex Corp. 6,449 310
Tetra Tech, Inc.(Û) 32,505 1,196
Thermon Group Holdings, Inc.(Æ) 13,572 376
Tidewater, Inc.(Æ) 9,330 514
TopBuild Corp.(Æ) 1,326 454
TriNet Group, Inc. 5,826 544
TrueBlue, Inc.(Æ) 54,023 440
Tutor Perini Corp.(Æ) 42,310 1,019
UFP Industries, Inc. 5,413 626
UniFirst Corp. 1,860 399
V2X, Inc.(Æ) 13,729 716
Watts Water Technologies, Inc. Class A 990 205
Werner Enterprises, Inc. 56,234 2,030
WESCO International, Inc. 6,330 1,171
Willdan Group, Inc.(Æ) 10,755 380
WillScot Mobile Mini Holdings Corp. 33,909 1,257
Xerox Holdings Corp. 32,430 277
XPO, Inc.(Æ) 1,038 139
ZipRecruiter, Inc. Class A(Æ) 21,523 148
118,774
Technology - 13.7%
8x8, Inc.(Æ) 333,670 934
A10 Networks, Inc. 50,993 1,000
ACI Worldwide, Inc.(Æ) 13,374 716
ACM Research, Inc. Class A(Æ) 20,716 426
Akamai Technologies, Inc.(Æ) 5,868 204

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alpha & Omega Semiconductor, Ltd.(Æ)(Ð) 28,428 1,092
Altair Engineering, Inc. Class A(Æ) 5,621 620
Ambarella, Inc.(Æ) 13,475 1,034
Amkor Technology, Inc. 29,417 724
Appfolio, Inc. Class A(Æ) 4,426 1,035
Appian Corp. Class A(Æ) 21,172 743
Asana, Inc. Class A(Æ)(Ð) 15,752 336
AudioEye, Inc.(Æ) 7,112 135
AvePoint, Inc.(Æ) 66,188 1,243
Aviat Networks, Inc.(Æ) 2,381 45
AvidXchange Holdings, Inc.(Æ) 38,399 407
Axcelis Technologies, Inc.(Æ) 3,376 230
Bandwidth, Inc. Class A(Æ)(Ð) 5,201 92
Benchmark Electronics, Inc. 17,112 730
BigCommerce Holdings, Inc.(Æ)(Ð) 22,023 134
BlackBerry, Ltd.(Æ) 144,061 640
Blend Labs, Inc. Class A(Æ) 307,598 1,184
Box, Inc. Class A(Æ)(Ð) 46,636 1,557
C3.Ai, Inc. Class A(Æ) 26,793 840
Calix, Inc.(Æ)(Û) 20,608 818
Cargurus, Inc.(Æ) 20,172 791
Cars.com, Inc.(Æ) 48,051 861
Cellebrite Di, Ltd.(Æ) 19,514 469
Cirrus Logic, Inc.(Æ)(Û) 9,606 965
Coherent Corp.(Æ) 4,330 392
CommScope Holding Co., Inc.(Æ)(Ð)(Û) 15,329 77
CommVault Systems, Inc.(Æ) 5,365 854
Concentrix Corp. 24,980 1,306
Conduent, Inc.(Æ) 16,436 65
Confluent, Inc. Class A(Æ) 36,569 1,085
Consensus Cloud Solutions, Inc. Class
W(Æ) 16,222 459
Couchbase, Inc.(Æ) 9,388 167
Crane NXT Co. 9,444 604
Credo Technology Group Holding, Ltd.(Æ) 7,349 515
CSG Systems International, Inc. 5,479 322
CyberArk Software, Ltd.(Æ) 2,675 992
Daktronics, Inc.(Æ) 40,203 660
Descartes Systems Group, Inc. (The)(Æ) 1,739 201
Digital Turbine, Inc.(Æ) 33,939 89
DigitalOcean Holdings, Inc.(Æ)(Ð) 11,920 494
Diodes, Inc.(Æ) 9,671 570
Domo, Inc. Class B(Æ)(Ð) 7,297 62
DoubleVerify Holdings, Inc.(Æ) 25,721 530
Dropbox, Inc. Class A(Æ) 26,808 862
DXC Technology Co.(Æ)(Ð) 33,806 734
E2open Parent Holdings, Inc.(Æ)(Ð) 6,363 17
Elastic NV(Æ) 1,128 127
EPAM Systems, Inc.(Æ) 363 92
ePlus, Inc.(Æ) 6,933 554
Eventbrite, Inc. Class A(Æ)(Ð) 26,951 85
EverQuote, Inc. Class A(Æ) 4,101 83
Extreme Networks, Inc.(Æ) 36,666 580
Fastly, Inc. Class A(Æ)(Ð) 86,408 905
Five9, Inc.(Æ) 10,385 426
FormFactor, Inc.(Æ) 10,152 407
Guidewire Software, Inc.(Æ) 16,699 3,528
IDT Corp. Class B 11,704 552
Immersion Corp. 47,462 397
Insight Enterprises, Inc.(Æ) 1,854 320
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Integral Ad Science Holding LLC(Æ)(Ð)(Û) 21,351 224
Ituran Location and Control, Ltd. 21,891 731
Jabil Circuit, Inc.(Û) 10,199 1,656
Kaltura, Inc.(Æ) 385,836 972
KBR, Inc.(Û) 27,859 1,516
Kulicke & Soffa Industries, Inc. 7,496 332
Kyndryl Holdings, Inc.(Æ) 43,416 1,648
Logility Supply Chain Solutions, Inc. Class
A 176,561 2,493
Lumentum Holdings, Inc. Class E(Æ) 9,564 814
Lyft, Inc. Class A(Æ)(Û) 69,871 946
Maplebear, Inc.(Æ)(Û) 30,256 1,461
MaxLinear, Inc. Class A(Æ)(Ð) 13,532 242
MediaAlpha, Inc. Class A(Æ) 6,241 71
MeridianLink, Inc.(Æ) 6,104 118
NAPCO Security Technologies, Inc.(Ð)(Û) 4,900 180
nCino, Inc.(Æ) 40,917 1,392
NCR Atleos Corp.(Æ)(Ð) 7,351 234
NCR Voyix Corp.(Æ) 24,554 302
NETGEAR, Inc.(Æ) 7,262 201
Nextdoor Holdings, Inc.(Æ)(Û) 11,292 30
nLight, Inc.(Æ)(Ð) 1,200 13
Novanta, Inc.(Æ) 3,070 459
Nutanix, Inc. Class A(Æ)(Ð) 23,164 1,593
NVE Corp. 23,577 1,690
Okta, Inc.(Æ) 1,325 125
Olo, Inc. Class A(Æ) 96,296 711
ON24, Inc.(Æ)(Ð) 99,471 685
Onestream, Inc.(Æ) 19,780 589
Ooma, Inc.(Æ)(Ð) 70,152 1,008
Opendoor Technologies, Inc.(Æ) 17,204 24
Outbrain, Inc.(Æ) 1,259 8
PAR Technology Corp.(Æ) 1,354 98
PDF Solutions, Inc.(Æ) 86,284 2,404
Pegasystems, Inc. 30,227 3,273
Photronics, Inc.(Æ) 19,269 443
Playtika Holding Corp.(Û) 19,455 140
Porch Group, Inc.(Æ) 68,413 304
Power Integrations, Inc. 5,603 349
Powerfleet, Inc.(Æ) 127,837 756
Procore Technologies, Inc.(Æ) 12,029 957
PROS Holdings, Inc.(Æ) 16,128 381
PubMatic, Inc. Class A(Æ) 10,186 154
Pure Storage, Inc. Class A(Æ)(Ð) 7,065 479
Qualys, Inc.(Æ) 3,121 435
Rackspace Technology, Inc.(Æ) 10,916 29
Radcom, Ltd.(Æ) 38,131 489
Rambus, Inc.(Æ) 10,116 623
Red Violet, Inc. 7,123 259
Ribbon Communications, Inc.(Æ) 10,455 43
RingCentral, Inc. Class A(Æ)(Ð) 14,740 513
Roku, Inc.(Æ)(Û) 13,190 1,092
Sanmina Corp.(Æ) 7,076 592
SEMrush Holdings, Inc. Class A(Æ) 1,924 34
Semtech Corp.(Æ) 19,341 1,295
SentinelOne, Inc. Class A(Æ) 33,347 799
Silicon Laboratories, Inc.(Æ)(Ð) 9,297 1,261
Silicon Motion Technology Corp. - ADR 14,056 768
Silvaco Group, Inc.(Æ) 37,919 328
SimilarWeb, Ltd.(Æ) 57,731 936

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Simulations Plus, Inc. 69,357 2,380
SiTime Corp.(Æ) 1,642 335
Sonos, Inc.(Æ) 41,229 569
SPS Commerce, Inc.(Æ) 3,090 571
Synaptics, Inc.(Æ) 4,487 381
TaskUS, Inc. Class A(Æ) 2,450 40
Telos Corp.(Æ) 7,003 22
Tenable Holdings, Inc.(Æ) 14,058 606
Teradata Corp.(Æ)(Ð) 19,076 609
Tower Semiconductor, Ltd.(Æ) 19,971 976
TrueCar, Inc.(Æ) 255,618 879
TTM Technologies, Inc.(Æ) 24,426 601
UiPath, Inc. Class A(Æ)(Ð) 87,256 1,241
Unisys Corp.(Æ) 12,910 86
Upland Software, Inc.(Æ) 565 2
Varonis Systems, Inc.(Æ) 7,566 343
Verint Systems, Inc.(Æ) 24,012 609
Vimeo, Inc.(Æ) 251,351 1,687
Vishay Intertechnology, Inc. 81,774 1,384
Vivid Seats, Inc. Class A(Æ) 144,746 622
VTEX Class A(Æ) 68,433 456
Weave Communications, Inc.(Æ) 11,540 188
Wix.com, Ltd.(Æ) 2,460 588
Workiva, Inc.(Æ) 24,756 2,432
Xperi, Inc.(Æ) 9,173 83
Yelp, Inc. Class A(Æ)(Û) 8,561 342
Yext, Inc.(Æ)(Ð) 16,777 110
Zeta Global Holdings Corp. Class A(Æ) 85,312 1,566
100,528
Utilities - 3.2%
ALLETE, Inc. 12,642 830
Artesian Resources Corp. Class A 35,155 1,090
Avista Corp. 7,732 283
BKV Corp.(Æ) 25,378 622
California Resources Corp. 6,948 342
CNX Resources Corp.(Æ) 15,031 412
Evolution Petroleum Corp. 238,573 1,267
Excelerate Energy, Inc. Class A 132,391 3,955
Golar LNG, Ltd. 13,845 564
Gulfport Energy Corp.(Æ) 5,520 985
IDACORP, Inc. 7,743 851
Lumen Technologies, Inc.(Æ) 75,565 373
Magnolia Oil & Gas Corp. Class A 49,664 1,177
New Jersey Resources Corp. 6,931 332
NorthWestern Corp. 6,001 323
NRG Energy, Inc.(Û) 15,040 1,541
ONE Gas, Inc. 5,256 371
Permian Resources Corp. 88,202 1,292
Portland General Electric Co. 30,744 1,265
RGC Resources, Inc. 23,743 505
SandRidge Energy, Inc. 29,974 355
Saturn Oil & Gas, Inc.(Æ) 393,963 572
Southwest Gas Holdings, Inc. 4,544 339
Spire, Inc. 19,472 1,382
Talen Energy Corp.(Æ) 722 160
Talos Energy, Inc.(Æ) 43,960 436
Unitil Corp. 13,310 713
Vital Energy, Inc.(Æ) 10,800 345
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
York Water Co. (The) 18,917 585
23,267
Total Common Stocks
(cost $614,194) 728,975
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 27,839,934 (∞) 27,834
Total Short-Term Investments
(cost $27,837) 27,834
Total Investments - 103.1%
(identified cost $642,031) 756,809
Securities Sold Short - (4.1)%
Consumer Discretionary - (0.6)%
Advanced Energy Industries, Inc. (2,056) (237)
Altice USA, Inc. Class A(Æ) (18,321) (51)
Bloomin' Brands, Inc. (7,550) (95)
Churchill Downs, Inc. (785) (97)
Clear Channel Outdoor Holdings, Inc.(Æ) (27,807) (38)
Denny's Corp.(Æ) (1,000) (6)
Dream Finders Homes, Inc. Class A(Æ) (2,960) (68)
Dutch Bros, Inc. Class A(Æ) (7,298) (456)
EVE Holding, Inc.(Æ) (5,629) (29)
EW Scripps Co. (The) Class A(Æ) (12,252) (23)
Hilton Grand Vacations, Inc.(Æ) (7,052) (290)
Jack in the Box, Inc. (3,191) (125)
Joby Aviation, Inc.(Æ) (37,707) (311)
LGI Homes, Inc.(Æ) (1,983) (177)
Lithia Motors, Inc. Class A (1,297) (488)
Portillo's, Inc. Class A(Æ) (1,489) (21)
Stride, Inc.(Æ) (3,527) (476)
Topgolf Callaway Brands Corp.(Æ) (23,111) (182)
Under Armour, Inc. Class A(Æ)
(33,571)
(280)
VF Corp. (25,913) (673)
Warner Music Group Corp. Class A (912) (29)
Wyndham Hotels & Resorts, Inc. (2,111) (222)
XPEL, Inc.(Æ)(Þ) (2,333) (98)
Ziff Davis, Inc.(Æ) (2,072) (112)
(4,584)
Consumer Staples - (0.1)%
Alico, Inc. (563) (18)
Cadiz, Inc.(Æ) (5,919) (29)
Krispy Kreme, Inc. (11,811) (107)
MGP Ingredients, Inc. (2,496) (90)
Quanex Building Products Corp. (5,860) (123)
Simply Good Foods Co. (The)(Æ) (5,748) (219)
Walgreens Boots Alliance, Inc. (8,104) (83)
Westrock Coffee Co.(Æ) (4,331) (30)
(699)
Energy - (0.2)%
Aemetis, Inc.(Æ) (4,692) (11)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ASP Isotopes, Inc.(Æ) (7,282) (42)
Cleanspark, Inc.(Æ) (1,082) (11)
Core Laboratories, Inc. (6,228) (106)
Energy Vault Holdings, Inc.(Æ) (9,142) (16)
Enphase Energy, Inc.(Æ) (189) (12)
Patterson-UTI Energy, Inc. (38,222) (308)
Plug Power, Inc.(Æ) (9,250) (17)
ProFrac Holding Corp. Class A(Æ) (4,453) (32)
Ring Energy, Inc.(Æ) (18,583) (24)
Shoals Technologies Group, Inc. Class A(Æ) (24,051) (115)
Sitio Royalties Corp. Class A (5,752) (116)
Sunrun, Inc.(Æ) (20,730) (188)
TPI Composites, Inc.(Æ) (7,200) (12)
Uranium Energy Corp.(Æ) (43,281) (306)
Warrior Met Coal, Inc. (1,124) (59)
(1,375)
Financial Services - (0.5)%
AGNC Investment Corp.(ö) (19,176) (191)
AirSculpt Technologies, Inc.(Æ) (5,010) (24)
Applied Digital Corp.(Æ) (7,567) (54)
Arbor Realty Trust, Inc.(ö) (16,000) (214)
BGC Group, Inc. Class A (24,407) (233)
Burke & Herbert Financial Services Corp. (990) (64)
California BanCorp(Æ) (1,312) (22)
Cohen & Steers, Inc. (3,494) (310)
Distribution Solutions Group, Inc.(Æ) (1,819) (59)
Dynex Capital, Inc.(ö) (15,412) (204)
Ellington Financial, Inc.(ö) (850) (11)
Glacier Bancorp, Inc. (4,993) (248)
Global Net Lease, Inc.(ö) (30,574) (220)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (11,424) (320)
Independence Realty Trust, Inc.(ö) (4,283) (82)
Lakeland Financial Corp. (3,057) (208)
MBIA, Inc.(Æ) (6,959) (49)
Medical Properties Trust, Inc.(ö) (3,330) (16)
Office Properties Income Trust(ö) (13,838) (13)
Old National Bancorp (5,160) (123)
Orrstown Financial Services, Inc. (1,913) (69)
Ready Capital Corp.(ö) (18,889) (126)
ServisFirst Bancshares, Inc. (3,833) (347)
Shift4 Payments, Inc. Class A(Æ) (4,406) (528)
Shore Bancshares, Inc. (1,133) (18)
Sky Harbour Group Corp.(Æ) (1,781) (19)
WisdomTree Investments, Inc. (6,258) (61)
(3,833)
Health Care - (0.7)%
4D Molecular Therapeutics, Inc.(Æ) (4,163) (23)
Acadia Healthcare Co., Inc.(Æ) (6,025) (272)
Adicet Bio, Inc.(Æ) (1,797) (2)
Alphatec Holdings, Inc.(Æ) (2,359) (28)
Apogee Therapeutics, Inc.(Æ) (3,604) (149)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Astria Therapeutics, Inc.(Æ) (2,944) (23)
AtriCure, Inc.(Æ) (1,991) (79)
CARGO Therapeutics, Inc.(Æ) (4,625) (17)
Celcuity, Inc.(Æ) (2,525) (30)
CG Oncology, Inc.(Æ) (3,964) (119)
ClearPoint Neuro, Inc.(Æ) (1,588) (28)
Climb Bio, Inc.(Æ) (500) (1)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (909) (9)
Crinetics Pharmaceuticals, Inc.(Æ) (6,537) (263)
Cytokinetics, Inc.(Æ) (4,147) (205)
Dianthus Therapeutics, Inc.(Æ) (2,335) (52)
Exact Sciences Corp.(Æ) (3,503) (196)
EyePoint Pharmaceuticals, Inc.(Æ) (3,935) (30)
Geron Corp.(Æ) (60,952) (175)
Globus Medical, Inc. Class A(Æ) (6,925) (642)
Ideaya Biosciences, Inc.(Æ) (784) (19)
Immunovant, Inc.(Æ) (1,392) (30)
Inhibikase Therapeutics, Inc.(Æ) (1,883) (4)
Inmune Bio, Inc.(Æ) (2,300) (23)
Insmed, Inc.(Æ) (6,953) (533)
Joint Corp. (The)(Æ) (2,112) (23)
KalVista Pharmaceuticals, Inc.(Æ) (4,127) (37)
Lexicon Pharmaceuticals, Inc.(Æ) (26,508) (20)
Mirum Pharmaceuticals, Inc.(Æ) (3,239) (158)
Multiplan Corp.(Æ) (645) (12)
Neogen Corp.(Æ) (18,907) (217)
Oruka Therapeutics, Inc. (1,138) (15)
Paragon 28, Inc.(Æ) (1,981) (26)
PDS Biotechnology Corp.(Æ) (1,722) (3)
Perspective Therapeutics, Inc.(Æ) (2,646) (9)
RadNet, Inc.(Æ) (5,378) (352)
Repligen Corp.(Æ) (2,785) (463)
Rocket Pharmaceuticals, Inc.(Æ) (4,766) (51)
Savara, Inc.(Æ) (12,800) (35)
Stereotaxis, Inc.(Æ) (5,017) (12)
Surgery Partners, Inc.(Æ) (4,962) (127)
Vaxcyte, Inc.(Æ) (6,000) (530)
(5,042)
Materials and Processing - (0.2)%
AAON, Inc. (4,607) (536)
Compass Minerals International, Inc. (10,139) (118)
Ivanhoe Electric, Inc.(Æ) (8,649) (51)
LSI Industries, Inc. (2,372) (50)
Quaker Chemical Corp. (787) (111)
VSE Corp. (1,792) (184)
(1,050)
Producer Durables - (0.7)%
Acacia Research Corp.(Æ) (3,038) (13)
AeroVironment, Inc.(Æ) (2,351) (424)
Badger Meter, Inc. (1,040) (222)
Bloom Energy Corp. Class A(Æ) (2,715) (64)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 U.S. Small Cap Equity Fund
u
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Casella Waste Systems, Inc. Class A(Æ) (4,591) (494)
Deluxe Corp. (4,845) (112)
Dorman Products, Inc.(Æ) (2,513) (330)
Forward Air Corp.(Æ) (8,792) (284)
GATX Corp. (1,758) (291)
indie Semiconductor, Inc. Class A(Æ) (21,006) (86)
Itron, Inc.(Æ) (1,562) (168)
JBT Marel Corp. (1,640) (218)
Kadant, Inc. (1,389) (518)
Kratos Defense & Security Solutions, Inc.
(Æ) (12,627) (421)
Mercury Systems, Inc.(Æ) (2,600) (108)
National CineMedia, Inc.(Æ) (1,796) (12)
NET Power, Inc.(Æ) (3,743) (32)
OSI Systems, Inc.(Æ) (921) (181)
RBC Bearings, Inc.(Æ) (1,561) (544)
Titan Machinery, Inc.(Æ) (508) (10)
Triumph Group, Inc.(Æ) (7,953) (149)
Universal Truckload Services, Inc. (792) (35)
WillScot Mobile Mini Holdings Corp. (1,068) (40)
Zurn Elkay Water Solutions Corp. (9,681) (382)
(5,138)
Technology - (0.8)%
Aehr Test Systems(Æ) (1,429) (16)
Agilysys, Inc.(Æ) (2,041) (184)
BlackSky Technology, Inc.(Æ) (3,146) (47)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (11,314) (319)
Coherent Corp.(Æ) (3,803) (344)
Digi International, Inc.(Æ) (3,992) (125)
Digimarc Corp.(Æ) (2,524) (93)
D-Wave Quantum, Inc.(Æ) (6,984) (42)
EchoStar Corp. Class A(Æ) (14,715) (407)
Evolent Health, Inc. Class A(Æ) (5,073) (53)
Five9, Inc.(Æ) (8,888) (364)
Gen Digital, Inc. (21,507) (579)
Immersion Corp. (9,731) (81)
Lattice Semiconductor Corp.(Æ) (9,778) (558)
MACOM Technology Solutions Holdings,
Inc.(Æ) (4,285) (567)
Navitas Semiconductor Corp.(Æ) (16,898) (51)
NextNav, Inc.(Æ) (9,343) (116)
PAR Technology Corp.(Æ) (5,683) (413)
Powerfleet, Inc.(Æ) (13,832) (82)
Progress Software Corp. (7,087) (406)
Simulations Plus, Inc. (2,808) (96)
SolarWinds Corp. (6,818) (101)
SoundHound AI, Inc. Class A(Æ) (2,065) (29)
Unity Software, Inc.(Æ) (21,940) (487)
Verint Systems, Inc.(Æ) (6,276) (159)
Vertex, Inc. Class A(Æ) (3,408) (197)
ViaSat, Inc.(Æ) (16,503) (159)
Vivid Seats, Inc. Class A(Æ) (12,650) (54)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(6,129)
Utilities - (0.3)%
Altus Power, Inc.(Æ) (9,063) (37)
Cogent Communications Holdings, Inc. (5,312) (400)
Evolution Petroleum Corp. (2,695) (14)
Gogo, Inc.(Æ) (7,509) (63)
MGE Energy, Inc. (3,294) (296)
New Fortress Energy LLC (10,478) (157)
NextDecade Corp.(Æ) (7,061) (60)
Northern Oil and Gas, Inc. (8,053) (290)
UGI Corp. (15,543) (478)
Vitesse Energy, Inc. (4,025) (104)
(1,899)
Total Securities Sold Short
(proceeds $26,534 ) (29,749)
Other Assets and Liabilities,
Net - 1.0%
7,027
Net Assets - 100.0%
734,087

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 43
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities
Date
or shares
$
$
$
(0.0)%
XPEL, Inc.
07/26/24
(2,333)
(38.65)
(90)
(98)
(98)
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 243 USD 27,889 03/25 (1,098)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,098)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 88,766 $ — $ —
$ —
$ 88,766
Consumer Staples 15,790 — —
—
15,790
Energy 26,458 — —
—
26,458
Financial Services 175,022 — —
—
175,022
Health Care 125,901 — 72
—
125,973
Materials and Processing 54,349 — 48
—
54,397
Producer Durables 118,774 — —
—
118,774
Technology 100,528 — —
—
100,528
Utilities 23,267 — —
—
23,267
Short-Term Investments — — — 27,834 27,834
Total Investments
728,855 — 120 27,834 756,809
Securities Sold Short
*
(29,749) — — — (29,749)
Other Financial Instruments
Liabilities
Futures Contracts (1,098) — — — (1,098)
Total Other Financial Instruments
**
$ (1,098) $ — $ — $ — $ (1,098)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 U.S. Small Cap Equity Fund
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,310 $ 208,665q $ 218,137 $ (1) $ (3) $ 27,834 $ 411 $ —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.2%
Australia - 5.5%
Aristocrat Leisure, Ltd. 5,726 268
ASX, Ltd. 3,681 145
Australia & New Zealand Banking
Group, Ltd. 23,029 437
BHP Group, Ltd. 29,272 720
BlueScope Steel, Ltd. 6,896 91
Brambles, Ltd. 18,730 230
carsales.com, Ltd. 3,062 77
Cochlear, Ltd. 445 88
Coles Group, Ltd. 11,654 141
Commonwealth Bank of Australia 8,350 829
Computershare, Ltd. 1,446 32
Endeavour Group, Ltd. 17,260 45
Fortescue Metals Group, Ltd. 16,919 198
Goodman Group(ö) 8,329 189
GPT Group (The)(ö) 14,831 42
Insurance Australia Group, Ltd. 16,202 93
Lottery Corp., Ltd. (The) 10,521 33
Macquarie Group, Ltd. 1,042 156
Medibank Pvt, Ltd. 51,367 127
Mineral Resources, Ltd. 685 15
National Australia Bank, Ltd. 11,569 287
Northern Star Resources, Ltd. 21,366 228
Orica, Ltd. 9,314 102
Pro Medicus, Ltd. 976 168
Qantas Airways, Ltd.(Æ) 6,628 39
QBE Insurance Group, Ltd. 33,181 431
Ramsay Health Care, Ltd. 1,165 24
REA Group, Ltd. 962 148
Reece, Ltd. 1,557 23
Rio Tinto PLC 8,721 527
Rio Tinto, Ltd. 3,410 249
Santos, Ltd. 41,239 179
Scentre Group(ö) 23,376 53
SGH, Ltd. 1,526 45
Sonic Healthcare, Ltd. 1,182 21
Stockland(ö) 20,038 64
Suncorp Group, Ltd. 13,002 167
Telstra Group, Ltd. 35,408 87
Transurban Group 7,398 61
Vicinity, Ltd.(ö) 30,048 41
Wesfarmers, Ltd. 5,104 242
Westpac Banking Corp. 15,353 321
WiseTech Global, Ltd. 2,286 174
Woodside Energy Group, Ltd. 14,408 219
Woolworths Group, Ltd. 4,096 77
7,933
Austria - 0.3%
Erste Group Bank AG 2,883 178
Mondi PLC 8,154 127
OMV AB 1,855 76
381
Belgium - 0.7%
Ageas SA 2,340 121
Anheuser-Busch InBev SA 3,712 182
D'ieteren SA 133 22
Groupe Bruxelles Lambert SA 202 14
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KBC Groep NV 2,549 196
Lotus Bakeries NV 7 75
Sofina SA 132 33
Syensqo SA 1,628 129
UCB SA 1,348 262
1,034
Brazil - 0.2%
Wheaton Precious Metals Corp. 1,969 123
Yara International ASA 3,859 115
238
Burkina Faso - 0.0%
Endeavour Mining PLC 1,456 29
Canada - 10.7%
Agnico Eagle Mines, Ltd. 2,198 204
Air Canada Class B(Æ) 757 10
Alimentation Couche-Tard, Inc. 3,122 165
AltaGas, Ltd. 1,728 40
ARC Resources, Ltd. 10,552 181
Bank of Montreal 1,905 189
Bank of Nova Scotia (The) 7,148 366
Barrick Gold Corp. 22,733 372
Brookfield Asset Management, Inc.
Class A 6,858 410
Brookfield Corp. 5,537 339
CAE, Inc.(Æ) 1,359 32
Cameco Corp. 3,096 153
Canadian Imperial Bank of Commerce 7,008 441
Canadian National Railway Co. 2,016 211
Canadian Natural Resources, Ltd. 9,823 298
Canadian Pacific Kansas City, Ltd. 2,781 221
Canadian Tire Corp., Ltd. Class A 705 79
Canadian Utilities, Ltd. Class A 812 19
CCL Industries, Inc. Class B 4,270 212
Cenovus Energy, Inc. 17,893 259
CGI, Inc. 1,645 194
Constellation Software, Inc. 148 484
Descartes System Group, Inc. (The)(Æ) 958 111
Dollarama, Inc. 3,305 313
Element Fleet Management Corp. 7,260 143
Emera, Inc. 1,805 69
Empire Co., Ltd. Class A 4,068 120
Enbridge, Inc. 10,414 450
Fairfax Financial Holdings, Ltd. 327 440
FirstService Corp. 486 88
Fortis, Inc. 1,880 80
George Weston, Ltd. 167 26
GFL Environmental, Inc. 3,529 152
Gildan Activewear, Inc. Class A 1,383 71
Great-West Lifeco, Inc. 4,649 150
Hydro One, Ltd.(Þ) 1,692 53
iA Financial Corp., Inc. 1,771 164
IGM Financial, Inc. 1,035 33
Imperial Oil, Ltd. 3,269 217
Intact Financial Corp. 2,473 439
Ivanhoe Mines, Ltd. Class A(Æ) 3,312 36
Keyera Corp. 3,171 90
Kinross Gold Corp. 39,336 443
Loblaw Cos., Ltd. 2,356 295

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Magna International, Inc. Class A 3,516 139
Manulife Financial Corp. 13,233 396
MEG Energy Corp. Class A 4,761 78
Metro, Inc. Class A 1,586 99
National Bank of Canada 2,631 233
Nutrien, Ltd. 6,381 329
Onex Corp. 409 31
Open Text Corp. 4,420 130
Pan American Silver Corp. 1,947 45
Parkland Corp. 2,535 56
Power Corp. of Canada 5,532 168
Quebecor, Inc. Class B 3,098 69
RB Global, Inc. 641 57
Rogers Communications, Inc. Class B 5,079 140
Royal Bank of Canada 8,867 1,081
Saputo, Inc. 2,786 46
Shopify, Inc. Class A(Æ) 6,775 791
Stantec, Inc. 883 68
Sun Life Financial, Inc. 8,195 473
Suncor Energy, Inc. 10,345 388
TC Energy Corp. 6,247 281
TELUS Corp. 3,519 51
TFI International, Inc. 1,050 138
Thomson Reuters Corp. 350 59
TMX Group, Ltd. 5,676 176
Toromont Industries, Ltd. 1,213 97
Toronto-Dominion Bank (The) 8,292 473
Tourmaline Oil Corp. 5,632 257
West Fraser Timber Co., Ltd. 999 87
WSP Global, Inc. 1,142 194
15,492
Chile - 0.1%
Antofagasta PLC 3,091 66
Lundin Mining Corp. 3,540 28
94
China - 0.5%
BOC Hong Kong Holdings, Ltd. 57,500 187
Prosus NV(Æ) 5,179 198
SITC International Holdings Co., Ltd. 25,000 60
Wilmar International, Ltd. 31,200 71
Yangzijiang Shipbuilding Holdings,
Ltd. 65,200 146
662
Denmark - 2.2%
AP Moller - Maersk A/S Class B 144 213
Carlsberg A/S Class B 458 48
Coloplast A/S Class B 701 81
Danske Bank A/S 5,186 155
Demant A/S(Æ) 1,136 45
DSV A/S 393 78
Genmab A/S(Æ) 497 98
Novo Nordisk A/S Class B 21,371 1,804
Novonesis (Novozymes) B Class B 4,731 270
Orsted A/S Class A(Æ)(Þ) 638 25
Pandora A/S 884 171
Rockwool A/S Class B 113 40
Tryg A/S 4,822 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S 2,612 36
3,161
Finland - 0.8%
Elisa OYJ 2,557 110
Fortum OYJ 7,932 115
Kesko OYJ Class B 1,300 25
Kone OYJ Class B 2,309 119
Neste OYJ 3,394 43
Nokia OYJ 37,375 175
Nordea Bank Abp 13,374 159
Orion OYJ Class B 2,062 112
Sampo OYJ Class A 2,776 114
UPM-Kymmene OYJ 5,152 151
Wartsila OYJ Abp Class B 4,950 93
1,216
France - 6.6%
Accor SA 1,771 91
Air Liquide SA Class A 2,561 446
Airbus SE 799 138
Alstom SA(Æ) 2,320 46
Amundi SA(Þ) 744 52
Arkema SA 924 74
AXA SA 14,276 542
BioMerieux 484 59
BNP Paribas SA 3,685 251
Bollore SA 18,789 111
Bouygues SA 5,306 168
Bureau Veritas SA 2,006 63
Canal+ SA(Æ) 18,456 42
Capgemini SE 803 146
Carrefour SA 10,310 146
Cie de Saint-Gobain SA 3,097 289
Cie Generale des Etablissements
Michelin SCA 18,120 628
Covivio SA(ö) 631 34
Credit Agricole SA 10,157 153
Danone SA 2,664 186
Dassault Aviation SA 239 54
Dassault Systemes SE 3,750 146
Edenred SE 1,311 45
Eiffage SA 1,317 118
Engie SA 15,204 251
EssilorLuxottica SA 1,172 322
Eurazeo SE 186 15
Hermes International 140 392
Ipsen SA 901 111
Kering SA 637 165
Klepierre SA(ö) 4,851 144
La Francaise des Jeux SAEM(Þ) 829 32
Legrand SA 902 92
L'Oreal SA 943 348
Louis Hachette Group(Æ) 18,456 25
LVMH Moet Hennessy Louis Vuitton
SE 1,419 1,022
Orange SA 26,940 290
Publicis Groupe SA 284 30
Renault SA 3,224 166
Rexel SA Class H 2,214 59
Safran SA 515 128

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SEB SA 454 43
Societe Generale SA 6,391 207
Teleperformance 932 87
Thales SA 338 55
TotalEnergies SE 14,202 825
Veolia Environnement SA 3,980 113
Vinci SA 4,236 457
Vivendi SE 18,456 52
9,459
Germany - 8.0%
adidas AG 1,177 311
Allianz SE 3,096 1,009
BASF SE 4,313 208
Bayerische Motoren Werke AG 3,482 284
Bechtle AG 2,085 70
Beiersdorf AG 1,348 180
Brenntag SE 1,677 106
Carl Zeiss Meditec AG 503 31
Commerzbank AG 9,731 189
Continental AG 2,464 176
Covestro AG(Æ)(Þ) 599 35
CTS Eventim AG & Co. KGaA 1,377 135
Daimler Truck Holding AG 4,637 205
Deutsche Bank AG 12,985 255
Deutsche Boerse AG 1,438 355
Deutsche Lufthansa AG 6,617 43
Deutsche Post AG 9,081 328
Deutsche Telekom AG 17,493 586
E.ON SE 8,503 101
Evonik Industries AG 5,760 108
Fresenius Medical Care AG 1,754 88
Fresenius SE & Co. KGaA(Æ) 10,308 395
GEA Group AG 2,763 146
Hannover Rueck SE 770 203
Heidelberg Materials AG 2,880 407
Henkel AG & Co. KGaA 604 47
Infineon Technologies AG 3,840 127
Knorr-Bremse AG 1,300 103
LEG Immobilien SE 612 51
Mercedes-Benz Group AG 5,455 334
Merck KGaA 515 78
MTU Aero Engines AG 385 132
Muenchener Rueckversicherungs-
Gesellschaft AG 860 466
Nemetschek SE 1,159 139
Puma SE 1,222 38
Rational AG 84 74
Rheinmetall AG 423 331
SAP SE 7,325 2,036
Scout24 SE(Þ) 1,238 120
Siemens AG 2,770 596
Siemens Energy AG(Æ) 4,472 269
Siemens Healthineers AG(Þ) 1,287 73
Symrise AG 2,066 211
Talanx AG 1,432 122
Vonovia SE 3,629 112
Zalando SE(Æ)(Þ) 4,333 162
11,575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 1.7%
AIA Group, Ltd. 80,937 569
CK Asset Holdings, Ltd. 23,330 97
CK Infrastructure Holdings, Ltd. 17,001 116
Futu Holdings, Ltd. - ADR 874 85
Hang Seng Bank, Ltd. 7,196 90
Henderson Land Development Co., Ltd. 13,999 39
HKT Trust & HKT, Ltd. 91,075 112
Hong Kong & China Gas Co., Ltd. 81,136 62
Hong Kong Exchanges & Clearing, Ltd. 11,216 436
Jardine Matheson Holdings, Ltd. 2,200 88
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 17
MTR Corp., Ltd. 18,000 56
Power Assets Holdings, Ltd. 16,679 108
Prudential PLC 14,789 124
Sino Land Co., Ltd. 56,414 54
Sun Hung Kai Properties, Ltd. 19,571 175
Swire Pacific, Ltd. Class A 5,317 46
Techtronic Industries Co., Ltd. 8,848 119
WH Group, Ltd.(Þ) 173,289 135
2,528
Ireland - 0.4%
AerCap Holdings NV 2,221 212
AIB Group PLC 16,937 100
Bank of Ireland Group PLC 4,718 47
Kerry Group PLC Class A 616 63
Kingspan Group PLC 1,468 102
524
Israel - 1.3%
Azrieli Group, Ltd. 348 29
Bank Hapoalim BM 19,408 249
Bank Leumi Le-Israel BM 22,314 280
Check Point Software Technologies,
Ltd.(Æ) 1,411 308
Elbit Systems, Ltd. 310 93
Global-e Online, Ltd. Class E(Æ) 1,380 83
ICL Group, Ltd. 17,685 105
Israel Discount Bank, Ltd. Class A 16,829 123
Mizrahi Tefahot Bank, Ltd. 2,568 122
Nice, Ltd.(Æ) 624 104
Teva Pharmaceutical Industries, Ltd.
- ADR 10,654 189
Wix.com, Ltd.(Æ) 721 172
1,857
Italy - 2.2%
Amplifon SpA 923 25
Assicurazioni Generali SpA 12,223 388
Banco BPM SpA 6,687 59
BPER Banca SpA 12,201 83
Coca-Cola HBC AG(Æ) 7,847 273
DiaSorin SpA 254 27
Enel SpA 48,300 343
Eni SpA 13,426 189
FinecoBank Banca Fineco SpA 1,265 24
Infrastrutture Wireless Italiane SpA(Þ) 3,060 32
Intesa Sanpaolo SpA 76,043 330
Leonardo SpA 1,909 60

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mediobanca Banca di Credito
Finanziario SpA 5,993 98
Moncler SpA 1,787 112
Poste Italiane SpA(Þ) 6,694 102
Prysmian SpA 2,500 174
Recordati SpA 1,796 110
Snam Rete Gas SpA 15,771 73
Terna - Rete Elettrica Nazionale 13,995 115
UniCredit SpA 10,994 506
Unipol Gruppo SpA 4,659 63
3,186
Japan - 19.0%
Advantest Corp. 6,300 352
Aeon Co., Ltd. 800 19
Aisin Corp. 4,500 51
Ajinomoto Co., Inc. 2,300 92
ANA Holdings, Inc.(Æ) 1,700 32
Asahi Glass Co., Ltd. 900 26
Asahi Group Holdings, Ltd. 16,300 177
Asahi Kasei Corp. 20,300 138
Asics Corp. 13,400 299
Astellas Pharma, Inc. 17,000 166
Bandai Namco Holdings, Inc. 9,300 232
Bridgestone Corp. 8,500 305
Brother Industries, Ltd. 5,700 100
Canon, Inc. 10,300 332
Capcom Co., Ltd. 6,000 137
Central Japan Railway Co. 5,600 104
Chiba Bank, Ltd. (The) 5,400 46
Chubu Electric Power Co., Inc. 8,200 85
Chugai Pharmaceutical Co., Ltd. 5,900 255
Dai Nippon Printing Co., Ltd. 7,100 105
Daifuku Co., Ltd. 4,700 98
Dai-ichi Life Holdings, Inc. 11,000 300
Daiichi Sankyo Co., Ltd. 5,400 148
Daikin Industries, Ltd. 1,200 141
Daito Trust Construction Co., Ltd. 1,300 139
Daiwa House Industry Co., Ltd. 9,800 308
Daiwa Securities Group, Inc. 16,200 117
Denso Corp. 4,200 58
Dentsu, Inc. 1,100 26
Disco Corp. 500 146
East Japan Railway Co. 3,000 54
ENEOS Holdings, Inc. 43,400 219
Fast Retailing Co., Ltd. 1,100 360
Fuji Electric Co., Ltd. 1,700 81
FUJIFILM Holdings Corp. 13,200 292
Fujikura, Ltd. 5,600 225
Fujitsu, Ltd. 13,600 263
Hankyu Hanshin Holdings, Inc. 1,200 31
Hikari Tsushin, Inc. 200 46
Hitachi Construction Machinery Co.,
Ltd. 1,200 29
Hitachi, Ltd. 24,500 618
Honda Motor Co., Ltd. 18,900 179
Hoya Corp. 3,500 471
Hulic Co., Ltd. 1,900 17
Idemitsu Kosan Co., Ltd. 15,500 103
Inpex Corp. 8,500 102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Isuzu Motors, Ltd. 5,500 74
ITOCHU Corp. 7,900 364
Japan Exchange Group, Inc. 16,600 176
Japan Post Bank Co., Ltd. Class A 7,300 75
Japan Post Holdings Co., Ltd. 17,200 180
Japan Post Insurance Co., Ltd. Class A 2,400 47
Japan Real Estate Investment Corp.(ö) 60 42
Japan Tobacco, Inc. 2,900 74
JFE Holdings, Inc. 6,800 79
Kajima Corp. 6,800 121
Kansai Electric Power Co., Inc. (The) 11,000 122
Kao Corp. 6,600 262
Kawasaki Kisen Kaisha, Ltd. 4,400 56
KDDI Corp. 4,100 137
Keyence Corp. 600 259
Kikkoman Corp. 5,700 60
Kirin Holdings Co., Ltd. 8,200 104
Kobe Bussan Co., Ltd. 1,400 32
Komatsu, Ltd. 5,100 156
Konami Holdings Corp. 1,700 156
Kubota Corp. 14,400 180
Kyocera Corp. 7,100 73
Kyowa Kirin Co., Ltd. 1,500 22
Lasertec Corp. 400 42
LY Corp. 9,700 28
M3, Inc. 5,300 48
Makita Corp. 2,800 83
Marubeni Corp. 9,800 147
Matsumotokiyoshi Holdings Co., Ltd. 4,500 67
McDonald's Holdings Co. Japan, Ltd. 1,500 57
MEIJI Holdings Co., Ltd. 1,100 22
Minebea Co., Ltd. 3,200 52
Mitsubishi Chemical Holdings Corp. 16,500 84
Mitsubishi Corp. 17,000 272
Mitsubishi Electric Corp. 5,300 87
Mitsubishi HC Capital, Inc. 11,800 79
Mitsubishi Heavy Industries, Ltd. 15,400 227
Mitsubishi UFJ Financial Group, Inc. 47,800 605
Mitsui & Co., Ltd. 9,900 196
Mitsui Chemicals, Inc. 3,200 70
Mitsui OSK Lines, Ltd. 5,400 184
Mizuho Financial Group, Inc. 15,400 424
MonotaRO Co., Ltd. 6,400 111
MS&AD Insurance Group Holdings,
Inc. 10,600 221
Murata Manufacturing Co., Ltd. 9,500 150
NEC Corp. 2,200 218
Nexon Co., Ltd. 1,300 17
Nidec Corp. 2,800 48
Nintendo Co., Ltd. 3,000 197
Nippon Building Fund, Inc.(ö) 105 84
Nippon Steel Corp. 6,700 139
Nippon Telegraph & Telephone Corp. 332,250 327
Nippon Yusen 6,000 188
Nissan Motor Co., Ltd. 22,300 61
Nissin Foods Holdings Co., Ltd. 2,500 56
Nitori Holdings Co., Ltd. 900 106
Nitto Denko Corp. 7,300 129
Nomura Holdings, Inc. 22,800 149
Nomura Research Institute, Ltd. 3,500 119

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NTT Data Corp. 2,700 52
Obayashi Corp. 10,600 142
Obic Co., Ltd. 4,600 137
Olympus Corp. 7,800 119
Omron Corp. 800 26
Ono Pharmaceutical Co., Ltd. 11,000 114
Oracle Corp. 500 45
ORIX Corp. 12,200 258
Osaka Gas Co., Ltd. 5,400 106
Otsuka Corp. 4,300 97
Otsuka Holdings Co., Ltd. 4,600 240
Pan Pacific International Holdings
Corp. 1,500 42
Panasonic Holdings Corp. 25,500 262
Rakuten, Inc.(Æ) 10,900 69
Recruit Holdings Co., Ltd. 9,600 671
Renesas Electronics Corp. 3,700 50
Resona Holdings, Inc. 10,000 74
Ricoh Co., Ltd. 7,800 89
SBI Holdings, Inc. 3,700 107
SCREEN Holdings Co., Ltd. 900 63
SCSK Corp. 1,900 42
Secom Co., Ltd. 3,100 104
Seiko Epson Corp. 7,700 139
Sekisui Chemical Co., Ltd. 9,900 165
Sekisui House, Ltd. 12,000 276
Seven & i Holdings Co., Ltd. 9,500 151
SG Holdings Co., Ltd. 2,800 26
Shimadzu Corp. 4,200 122
Shin-Etsu Chemical Co., Ltd. 7,500 234
Shionogi & Co., Ltd. 15,100 222
Shiseido Co., Ltd. 1,200 20
Shizuoka Financial Group, Inc. 7,600 68
SoftBank Corp. 112,000 144
SoftBank Group Corp. 4,100 251
Sompo Holdings, Inc. 6,800 189
Sony Group Corp. 32,500 717
Start Today Co., Ltd. 2,300 75
Subaru Corp. 10,192 177
Sumitomo Corp. 9,800 211
Sumitomo Electric Industries, Ltd. 12,300 229
Sumitomo Metal Mining Co., Ltd. 3,300 76
Sumitomo Mitsui Financial Group, Inc. 30,600 757
Sumitomo Mitsui Trust Holdings, Inc. 8,000 199
Suntory Beverage & Food, Ltd. 2,000 62
Suzuki Motor Corp. 20,800 248
Sysmex Corp. 6,400 122
T&D Holdings, Inc. 6,400 122
Taisei Corp. 2,100 88
Taiyo Nippon Sanso Corp. 1,300 37
Takeda Pharmaceutical Co., Ltd. 5,366 144
TDK Corp. 17,600 212
Terumo Corp. 16,900 318
TIS, Inc. 4,300 95
Toho Co., Ltd. 2,500 113
Tokio Marine Holdings, Inc. 16,600 548
Tokyo Electron, Ltd. 1,800 306
Tokyo Gas Co., Ltd. 3,400 96
Tokyu Corp. 2,400 27
Toppan Printing Co., Ltd. 2,000 56
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toray Industries, Inc. 5,700 40
TOTO, Ltd. 3,400 83
Toyota Industries Corp. 700 58
Toyota Motor Corp. 53,500 1,019
Toyota Tsusho Corp. 6,100 103
Trend Micro, Inc. 2,300 136
Unicharm Corp. 13,200 104
Yakult Honsha Co., Ltd. 3,500 64
Yamaha Motor Co., Ltd. 15,800 132
Yaskawa Electric Corp. 2,800 81
Yokogawa Electric Corp. 1,600 35
Zensho Holdings Co., Ltd. 1,300 72
27,447
Jordan - 0.0%
Hikma Pharmaceuticals PLC 2,473 70
Luxembourg - 0.1%
CVC Capital Partners PLC(Æ)(Þ) 1,511 35
Eurofins Scientific SE 2,403 129
164
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 5,000 21
Sands China, Ltd.(Æ) 10,800 26
47
Netherlands - 4.5%
ABN AMRO Bank NV(Þ) 5,230 88
Adyen NV(Æ)(Þ) 462 749
Aegon NV 10,194 67
Akzo Nobel NV 2,746 156
Argenx SE(Æ) 499 329
ASM International NV 377 217
ASML Holding NV 2,479 1,839
ASR Nederland NV 2,094 103
BE Semiconductor Industries NV 725 93
Euronext NV(Þ) 975 113
EXOR NV 1,919 182
Ferrari NV 1,069 460
Havas NV(Æ) 18,456 29
Heineken Holding NV 607 37
Heineken NV 726 50
ING Groep NV 15,678 261
JDE Peet's NV 1,664 29
Koninklijke Ahold Delhaize NV 13,099 464
Koninklijke KPN NV 46,396 168
Koninklijke Philips NV(Æ) 5,784 159
NN Group NV 2,502 115
QIAGEN NV(Æ) 1,669 74
Randstad NV 2,354 102
Universal Music Group NV 8,762 244
Wolters Kluwer NV 1,985 361
6,489
New Zealand - 0.4%
Auckland International Airport, Ltd. 8,896 43
Fisher & Paykel Healthcare Corp., Ltd. 7,682 163
Infratil, Ltd. 17,533 111
Mercury NZ, Ltd. 7,479 26

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xero, Ltd.(Æ) 1,439 163
506
Norway - 0.8%
Aker BP ASA 5,299 111
DNB Bank ASA 9,439 201
Equinor ASA Class N 10,550 254
Gjensidige Forsikring ASA 2,859 58
Kongsberg Gruppen ASA 1,671 199
Mowi ASA 3,143 63
Norsk Hydro ASA 15,724 92
Orkla ASA 10,158 94
Salmar ASA Class A 363 19
Telenor ASA 7,116 87
1,178
Poland - 0.0%
InPost SA(Æ) 4,218 69
Portugal - 0.2%
EDP Group (Energias de Portugal) SA 38,052 120
Galp Energia SGPS SA Class B 5,374 90
Jeronimo Martins SGPS SA 1,747 34
244
Singapore - 1.7%
CapitaLand Ascendas REIT(Æ)(ö) 25,700 49
CapitaLand Integrated Commercial
Trust Class A(ö) 80,528 115
Capitaland Investment, Ltd. 14,500 26
DBS Group Holdings, Ltd. 14,236 467
Genting Singapore, Ltd. 74,500 41
Grab Holdings, Ltd. Class A(Æ) 16,030 74
Keppel Corp., Ltd. 14,800 74
Oversea-Chinese Banking Corp., Ltd. 30,279 388
SEA, Ltd. - ADR(Æ) 1,804 220
Singapore Airlines, Ltd. 16,800 78
Singapore Exchange, Ltd. 22,100 199
Singapore Technologies Engineering,
Ltd. 26,400 94
Singapore Telecommunications, Ltd. 22,000 54
STMicroelectronics NV 11,703 263
United Overseas Bank, Ltd. 12,600 347
2,489
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 511 13
Spain - 2.2%
ACS Actividades de Construccion y
Servicios SA 4,778 244
Aena SME SA(Þ) 911 196
Amadeus IT Group SA Class A 2,565 189
Banco Bilbao Vizcaya Argentaria SA 24,948 284
Banco de Sabadell SA 52,204 123
Banco Santander SA 49,048 252
CaixaBank SA 31,697 192
Cellnex Telecom SA(Þ) 2,050 69
Endesa SA 8,377 185
Iberdrola SA 36,091 510
Industria de Diseno Textil SA 9,503 518
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Redeia Corp. SA 2,314 39
Repsol SA 12,614 146
Telefonica SA 43,516 178
3,125
Sweden - 3.1%
AddTech AB Class B 4,966 145
Alfa Laval AB 3,741 166
Assa Abloy AB Class B 6,362 194
Atlas Copco AB Class A 16,149 270
Atlas Copco AB Class B 4,465 67
Beijer Ref AB 4,348 65
Boliden AB 7,249 216
Epiroc AB Class A 6,777 129
Epiroc AB Class B 1,927 32
Equities AB 2,600 85
Essity Aktiebolag Class B 9,012 228
Evolution AB(Þ) 1,667 127
Fastighets AB Balder Class B(Æ) 5,330 38
Getinge AB Class B 1,768 34
Hennes & Mauritz AB Class B 5,546 74
Industrivarden AB Class A 1,110 39
Industrivarden AB Class C 2,786 98
Indutrade AB 5,169 142
Investor AB Class B 13,246 377
L E Lundbergforetagen AB Class B 436 21
Lifco AB Class B 2,732 90
Saab AB Class B 1,188 26
Sagax AB Class B 1,281 28
Sandvik AB 5,189 107
Securitas AB Class B 13,928 177
Skandinaviska Enskilda Banken AB
Class A 10,971 155
Skanska AB Class B 8,649 185
SKF AB Class B 6,705 135
Svenska Handelsbanken AB Class A 14,652 162
Swedbank AB Class A 7,315 159
Swedish Orphan Biovitrum AB Class
B(Æ) 2,549 77
Tele2 AB Class B 5,643 63
Telefonaktiebolaget LM Ericsson Class
B 35,001 264
Telia Co. AB 30,033 88
Volvo AB Class A 1,426 39
Volvo AB Class B 7,357 203
4,505
Switzerland - 3.8%
ABB, Ltd. 9,118 498
Adecco Group AG 1,925 46
Baloise Holding AG 543 99
Banque Cantonale Vaudoise 410 41
Barry Callebaut AG 10 11
BKW AG 154 26
Chocoladefabriken Lindt & Spruengli
AG 5 57
Clariant AG(Æ) 2,272 26
DSM-Firmenich AG 901 92
EMS-Chemie Holding AG 112 79
Galderma Group AG(Æ) 743 90
Geberit AG 304 170

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Givaudan SA 75 327
Helvetia Holding AG 514 89
Julius Baer Group, Ltd. 1,069 75
Kuehne & Nagel International AG 352 80
Logitech International SA 1,104 110
Lonza Group AG 621 395
Partners Group Holding AG 40 61
Sandoz Group AG 2,393 115
Schindler Holding AG 780 224
SGS SA 2,088 203
Sika AG 609 155
Sonova Holding AG 523 183
Straumann Holding AG 1,265 179
Swatch Group AG (The) Class B 516 95
Swiss Life Holding AG 194 159
Swiss Prime Site AG Class A 494 56
Swisscom AG 299 168
Temenos AG 686 58
UBS Group AG 24,032 849
VAT Group AG(Þ) 302 117
Zurich Insurance Group AG 1,003 608
5,541
United Kingdom - 10.1%
3i Group PLC 9,825 473
Admiral Group PLC 2,833 95
Ashtead Group PLC 1,820 119
Associated British Foods PLC 5,429 128
AstraZeneca PLC 9,619 1,354
Auto Trader Group PLC(Þ) 22,366 219
Aviva PLC 30,885 197
BAE Systems PLC 18,607 282
Barclays PLC 123,218 451
Berkeley Group Holdings PLC 1,817 87
BP PLC 62,542 324
British American Tobacco PLC 11,968 474
BT Group PLC 129,403 227
Bunzl PLC 5,160 220
Centrica PLC 59,023 104
CK Hutchison Holdings, Ltd. Class B 32,758 165
Coca-Cola Europacific Partners PLC 780 61
Compass Group PLC 15,509 535
Croda International PLC 1,180 49
DCC PLC 2,688 186
Diageo PLC 3,776 113
Halma PLC 6,468 242
Hargreaves Lansdown PLC 7,357 101
HSBC Holdings PLC 124,850 1,302
Imperial Tobacco Group PLC 8,621 291
Informa PLC 14,208 152
InterContinental Hotels Group PLC 1,412 189
Intertek Group PLC 3,230 204
J Sainsbury PLC 20,941 66
JD Sports Fashion PLC 39,145 43
Kingfisher PLC 38,569 117
Legal & General Group PLC 10,483 31
Lloyds Banking Group PLC 392,944 302
London Stock Exchange Group PLC 3,381 503
Marks & Spencer Group PLC 30,031 125
Melrose Industries PLC 1,958 15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC 18,306 223
NatWest Group PLC 58,717 314
Next PLC 1,729 213
Pearson PLC 7,076 118
Persimmon PLC Class A 4,008 63
Phoenix Group Holdings PLC 4,170 27
Reckitt Benckiser Group PLC 5,491 362
RELX PLC 14,567 724
Rentokil Initial PLC 4,203 21
Rolls-Royce Holdings PLC(Æ) 60,522 453
Sage Group PLC (The) 16,122 268
Schroders PLC 5,783 25
Scottish & Southern Energy PLC 7,102 143
Severn Trent PLC Class H 1,177 37
Smith & Nephew PLC 9,714 124
Smiths Group PLC 4,451 114
Standard Chartered PLC 27,323 369
Taylor Wimpey PLC 62,673 93
Tesco PLC 102,035 470
Unilever PLC 12,003 688
Vodafone Group PLC 243,456 208
Wise PLC Class A(Æ) 1,477 20
14,623
United States - 8.1%
Alcon, Inc. 1,145 105
CSL, Ltd. 1,920 334
CyberArk Software, Ltd.(Æ) 539 200
Experian PLC 9,202 456
Ferrovial SE 3,569 153
GSK Finance No. 3 PLC 24,786 433
Haleon PLC 15,849 74
Holcim AG(Æ) 4,879 490
James Hardie Industries PLC(Æ) 3,177 107
Monday.com, Ltd.(Æ) 597 152
Nestle SA 15,794 1,343
Novartis AG 13,470 1,412
Roche Holding AG 5,641 1,779
Sanofi SA 8,277 898
Schneider Electric SE 3,243 820
Shell PLC 48,504 1,591
Spotify Technology SA(Æ) 1,106 607
Stellantis NV 20,118 268
Swiss Re AG 1,704 260
Tenaris SA 8,794 167
11,649
Total Common Stocks
(cost $96,598) 137,528
Preferred Stocks - 0.5%
Germany - 0.5%
Dr Ing hc F Porsche AG
4.044% (Ÿ)(Þ) 759 49
Henkel AG & Co. KGaA
2.216% (Ÿ) 2,246 196
Porsche Automobil Holding SE
7.006% (Ÿ) 3,147 125
Volkswagen AG

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.309% (Ÿ) 3,037 311
681
Total Preferred St ocks
(cost $731) 681
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
2025  Rights 4,778 3
Total Warrants and Rights
(cost $2) 3
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 4,452,162 (∞) 4,451
Total Short-Term Investments
(cost $4,452) 4,451
Total Investments - 98.8%
(identified cost $101,783) 142,663
Other Assets and Liabilities,
Net - 1.2%
1,731
Net Assets - 100.0%
144,394

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.8%
ABN AMRO Bank NV 06/06/22 EUR 5,230 11 .68 61
88
Adyen NV 12/20/19 EUR 462 1,398 .72 646
749
Aena SME SA 06/16/23 EUR 911 180 .91 165
196
Amundi SA 01/10/17 EUR 744 52 .76 39
52
Auto Trader Group PLC 12/11/20 GBP 22,366 8 .66 194
219
Cellnex Telecom SA 10/21/22 EUR 2,050 28 .53 58
69
Covestro AG 06/25/24 EUR 599 58 .43 35
35
CVC Capital Partners PLC 12/12/24 EUR 1,511 23 .26 35
35
Delivery Hero AG 10/21/22 EUR 511 34 .37 18
13
Dr Ing hc F Porsche AG 03/22/23 EUR 759 126 .12 96
49
Euronext NV 06/06/22 EUR 975 67 .88 66
113
Evolution AB 11/24/20 SEK 1,667 75 .89 126
127
Hydro One, Ltd. 06/16/23 CAD 1,692 28 .08 47
53
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 3,060 8 .25 25
32
La Francaise des Jeux SAEM 10/21/22 EUR 829 31 .29 26
32
Orsted A/S 12/12/24 DKK 638 49 .48 32
25
Poste Italiane SpA 04/06/17 EUR 6,694 6 .63 44
102
Scout24 SE 10/21/22 EUR 1,238 68 .40 85
120
Siemens Healthineers AG 04/14/20 EUR 1,287 41 .17 53
73
VAT Group AG 02/04/22 CHF 302 356 .13 108
117
WH Group, Ltd. 03/18/20 HKD 173,289 0 .82 141
135
Zalando SE 06/16/23 EUR 4,333 33 .13 144 162
2,596
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 49 EUR 2,593 03/25
160
FTSE 100 Index Futures 16 GBP 1,386 03/25
76
MSCI Emerging Markets Index Futures 27 USD 1,472 03/25
(20)
S&P/TSX 60 Index Futures 7 CAD 2,159 03/25
20
SPI 200 Index Futures 3 AUD 638 03/25
9
TOPIX Index Futures 1 JPY 27,910 03/25 3
Short Positions
Hang Seng Index Futures 8 HKD 8,130 02/25
(29)
MSCI Singapore Index Futures 29 SGD 1,135 02/25
(23)
S&P 500 E-Mini Index Futures 1 USD 303 03/25 4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 200
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 478 AUD 751 03/19/25 (11)
HSBC USD 617 CAD 872 03/19/25 (17)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 432 EUR 409 03/19/25 (7)
HSBC USD 788 GBP 618 03/19/25 (22)
HSBC USD 90 HKD 695 03/19/25 —
HSBC USD 681 JPY 102,631 03/19/25 (16)
HSBC USD 58 NZD 100 03/19/25 (2)
HSBC CHF 851 USD 974 03/19/25 36
HSBC NOK 4,811 USD 432 03/19/25 7
HSBC SEK 2,197 USD 202 03/19/25 3
Westpac USD 477 AUD 751 03/19/25 (11)
Westpac USD 619 CAD 872 03/19/25 (18)
Westpac USD 431 EUR 409 03/19/25 (6)
Westpac USD 788 GBP 618 03/19/25 (22)
Westpac USD 89 HKD 695 03/19/25 —
Westpac USD 682 JPY 102,631 03/19/25 (17)
Westpac USD 58 NZD 100 03/19/25 (1)
Westpac CHF 851 USD 973 03/19/25 34
Westpac NOK 4,811 USD 432 03/19/25 7
Westpac SEK 2,197 USD 201 03/19/25 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (60)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 7,933 $ —
$ —
$ 7,933
Austria — 381 —
—
381
Belgium — 1,034 —
—
1,034
Brazil 123 115 —
—
238
Burkina Faso — 29 —
—
29
Canada 15,492 — —
—
15,492
Chile 28 66 —
—
94
China — 662 —
—
662
Denmark — 3,161 —
—
3,161
Finland — 1,216 —
—
1,216
France 67 9,392 —
—
9,459
Germany — 11,575 —
—
11,575
Hong Kong 84 2,427 17
—
2,528
Ireland 212 312 —
—
524
Israel 752 1,105 —
—
1,857
Italy — 3,186 —
—
3,186
Japan — 27,447 —
—
27,447
Jordan — 70 —
—
70

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Luxembourg — 164 —
—
164
Macao — 47 —
—
47
Netherlands 29 6,460 —
—
6,489
New Zealand — 506 —
—
506
Norway — 1,178 —
—
1,178
Poland — 69 —
—
69
Portugal — 244 —
—
244
Singapore 293 2,196 —
—
2,489
South Korea — 13 —
—
13
Spain — 3,125 —
—
3,125
Sweden — 4,505 —
—
4,505
Switzerland — 5,541 —
—
5,541
United Kingdom 61 14,562 —
—
14,623
United States 959 10,690 —
—
11,649
Preferred Stocks — 681 — — 681
Warrants and Rights 3 — — — 3
Short-Term Investments — — — 4,451 4,451
Total Investments 18,103 120,092 17 4,451 142,663
Other Financial Instruments
Assets
Futures Contracts 272 — — — 272
Foreign Currency Exchange Contracts — 90 — — 90
Liabilities
Futures Contracts (72) — — — (72)
Foreign Currency Exchange Contracts — (150) — — (150)
Total Other Financial Instruments
*
$ 200 $ (60) $ — $ — $ 140
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Multifactor International Equity Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
17,954
Consumer Staples ...............................................................................
8,074
Energy ................................................................................................
6,480
Financial Services ..............................................................................
37,835
Health Care ........................................................................................
15,001
Materials and Processing ...................................................................
12,011
Producer Durables ..............................................................................
18,065
Technology .........................................................................................
14,629
Utilities ...............................................................................................
7,479
Preferred Stocks
Consumer Discretionary ....................................................................
485
Consumer Staples ...............................................................................
196
Warrants and Rights ...................................................................
3
Short-Term Investments .............................................................
4,451
Total Investments ............................................................................... 142,663
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 1,582 $ 8,538 $ 5,668 $ — $ (1) $ 4,451 $ 58 $ —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.7%
Australia - 2.0%
Aristocrat Leisure, Ltd. 10,600 496
ASX, Ltd. 6,818 268
Australia & New Zealand Banking
Group, Ltd. 28,013 531
BHP Group, Ltd. 128,758 3,169
Brambles, Ltd. 32,107 394
Coles Group, Ltd. 26,106 315
Commonwealth Bank of Australia 14,476 1,437
Fortescue Metals Group, Ltd. 94,001 1,101
Glencore PLC(Æ) 420,046 1,824
Goodman Group(ö) 13,378 304
Insurance Australia Group, Ltd. 239,914 1,371
Macquarie Group, Ltd. 1,927 288
Medibank Pvt, Ltd. 80,367 199
National Australia Bank, Ltd. 22,981 571
Northern Star Resources, Ltd. 25,451 272
QBE Insurance Group, Ltd. 172,466 2,241
Rio Tinto PLC 38,170 2,304
Rio Tinto, Ltd. 2,745 200
Suncorp Group, Ltd. 23,728 306
Telstra Group, Ltd. 569,379 1,395
Wesfarmers, Ltd. 15,433 731
Westpac Banking Corp. 23,159 484
WiseTech Global, Ltd. 4,329 329
20,530
Austria - 0.8%
Ams-OSRAM AG(Æ) 28,579 211
Erste Group Bank AG 92,572 5,708
Mondi PLC 136,634 2,125
8,044
Belgium - 0.2%
Ageas SA 27,413 1,414
KBC Groep NV 3,686 283
Proximus SADP 66,699 369
UCB SA 1,819 353
2,419
Brazil - 1.1%
Ambev SA 1,572,596 2,987
Atacadao SA 348,242 369
Banco Bradesco SA - ADR 819,582 1,729
Banco do Brasil SA 263,267 1,247
Lojas Renner SA 353,630 826
MercadoLibre, Inc.(Æ) 885 1,701
Telefonica Brasil SA 176,429 1,566
Ultrapar Participacoes SA 175,075 496
10,921
Burkina Faso - 0.0%
Endeavour Mining PLC 22,382 460
Canada - 3.8%
Agnico Eagle Mines, Ltd. 3,629 337
Alimentation Couche-Tard, Inc. 8,101 428
Bank of Nova Scotia (The) 6,238 319
Barrick Gold Corp. 78,804 1,288
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Asset Management, Inc.
Class A 5,552 332
Brookfield Corp. 12,331 754
Canadian Imperial Bank of Commerce 8,222 518
Canadian National Railway Co. 3,795 396
Canadian Natural Resources, Ltd. 10,085 306
Canadian Pacific Kansas City, Ltd. 4,351 346
CCL Industries, Inc. Class B 5,370 267
Constellation Software, Inc. 268 877
Dollarama, Inc. 25,576 2,420
Enbridge, Inc. 23,921 1,034
Fairfax Financial Holdings, Ltd. 525 707
GFL Environmental, Inc. 8,243 356
Great-West Lifeco, Inc. 41,274 1,334
iA Financial Corp., Inc. 11,739 1,084
Intact Financial Corp. 2,553 453
Kinross Gold Corp. 44,918 506
Loblaw Cos., Ltd. 4,003 501
Magna International, Inc. Class A 71,880 2,850
Manulife Financial Corp. 101,892 3,047
Metro, Inc. Class A 3,785 236
National Bank of Canada 3,347 297
Royal Bank of Canada 36,876 4,496
Shopify, Inc. Class A(Æ) 35,808 4,182
Stantec, Inc. 30,205 2,337
Sun Life Financial, Inc. 48,505 2,797
Suncor Energy, Inc. 7,305 274
TC Energy Corp. 15,125 682
Thomson Reuters Corp. 1,509 254
Toronto-Dominion Bank (The) 26,969 1,539
Tourmaline Oil Corp. 32,653 1,488
West Fraser Timber Co., Ltd. 2,901 252
WSP Global, Inc. 1,692 287
39,581
China - 2.7%
Alibaba Group Holding, Ltd. 347,400 4,191
Baidu, Inc. Class A(Æ) 98,050 1,110
BOC Hong Kong Holdings, Ltd. 104,500 339
China Mengniu Dairy Co., Ltd. 335,000 666
China Merchants Bank Co., Ltd. Class
H 192,000 1,049
China Overseas Land & Investment,
Ltd. 830,500 1,319
Haier Smart Home Co., Ltd. Class H 447,800 1,472
Lenovo Group, Ltd. 1,568,000 1,872
Prosus NV(Æ) 12,570 480
Tencent Holdings, Ltd. 269,988 14,228
Weichai Power Co., Ltd. Class H 823,000 1,427
Wilmar International, Ltd. 75,500 173
28,326
Denmark - 2.2%
Danske Bank A/S 115,365 3,447
DSV A/S 12,229 2,421
Novo Nordisk A/S Class B 195,355 16,492
Novonesis (Novozymes) B Class B 1,619 92
Pandora A/S 1,769 342

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tryg A/S 11,848 240
23,034
Finland - 0.8%
Elisa OYJ 17,809 766
Nokia OYJ 902,195 4,230
Nordea Bank Abp 21,027 249
Sampo OYJ Class A 47,381 1,950
UPM-Kymmene OYJ 51,207 1,504
8,699
France - 8.1%
Accor SA 105,012 5,412
Air Liquide SA Class A 3,440 600
Airbus SE 13,672 2,362
Amundi SA(Þ) 43,934 3,085
Arkema SA 29,547 2,355
AXA SA 85,348 3,237
BNP Paribas SA 39,086 2,664
Bureau Veritas SA 101,286 3,164
Capgemini SE 10,744 1,958
Carrefour SA 105,773 1,501
Cie de Saint-Gobain SA 22,970 2,146
Cie Generale des Etablissements
Michelin SCA 122,567 4,249
Danone SA 37,112 2,596
Dassault Aviation SA 8,642 1,951
Dassault Systemes SE 7,043 274
Engie SA 150,420 2,480
EssilorLuxottica SA 2,268 624
Eurazeo SE 5,035 414
Hermes International 250 700
Legrand SA 3,814 391
L'Oreal SA 6,206 2,291
LVMH Moet Hennessy Louis Vuitton
SE 11,179 8,054
Orange SA 196,868 2,115
Publicis Groupe SA 18,960 2,010
Remy Cointreau SA 4,190 239
Renault SA 26,890 1,384
Rexel SA Class H 143,788 3,806
Safran SA 9,812 2,438
Sartorius Stedim Biotech 33,516 7,704
Societe Generale SA 92,540 2,995
Teleperformance 48,161 4,500
Total SE 67,594 3,926
Valeo SE 69,985 790
Vinci SA 2,963 320
84,735
Germany - 7.5%
adidas AG 11,361 3,001
Allianz SE 6,246 2,036
BASF SE 119,796 5,787
Bayer AG 116,176 2,606
Continental AG 66,505 4,738
CTS Eventim AG & Co. KGaA 56,256 5,512
Daimler Truck Holding AG 171,442 7,585
Deutsche Bank AG 15,637 307
Deutsche Boerse AG 36,244 8,957
Deutsche Telekom AG 28,915 970
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
E.ON SE 26,241 311
Evonik Industries AG 159,802 3,003
Fresenius Medical Care AG 68,593 3,418
Fresenius SE & Co. KGaA 57,240 2,195
GEA Group AG 19,353 1,024
Hannover Rueck SE 8,901 2,349
Heidelberg Materials AG 15,952 2,252
Infineon Technologies AG 55,844 1,851
Knorr-Bremse AG 9,406 747
Mercedes-Benz Group AG 45,195 2,763
Merck KGaA 1,953 296
MTU Aero Engines AG 880 302
Muenchener Rueckversicherungs-
Gesellschaft AG 5,772 3,127
Rheinmetall AG 5,087 3,986
SAP SE 25,536 7,096
Siemens AG 4,826 1,038
Siemens Energy AG(Æ) 7,328 440
Symrise AG 3,707 379
Vonovia SE 10,444 321
78,397
Hong Kong - 2.0%
AIA Group, Ltd. 1,213,975 8,539
CK Asset Holdings, Ltd. 252,157 1,052
CLP Holdings, Ltd. 163,500 1,359
Hang Seng Bank, Ltd. 94,000 1,176
Hong Kong & China Gas Co., Ltd. 1,708,000 1,309
Hong Kong Exchanges & Clearing, Ltd. 17,000 661
Power Assets Holdings, Ltd. 143,500 927
Prudential PLC 455,797 3,811
Sino Land Co., Ltd. 228,000 219
Techtronic Industries Co., Ltd. 21,239 285
WH Group, Ltd.(Þ) 1,605,500 1,252
20,590
Hungary - 0.1%
OTP Bank PLC 17,194 1,064
India - 1.3%
Axis Bank, Ltd. - GDR(Þ) 27,006 1,532
HDFC Bank, Ltd. - ADR 111,801 6,780
Larsen & Toubro, Ltd. - GDR(Þ) 48,224 1,968
MakeMyTrip, Ltd.(Æ) 32,597 3,562
13,842
Indonesia - 0.1%
Bank Rakyat Indonesia Persero Tbk PT 4,344,300 1,119
Ireland - 1.5%
Accenture PLC Class A 13,360 5,143
AIB Group PLC 215,457 1,270
Bank of Ireland Group PLC 468,358 4,644
Flutter Entertainment PLC(Æ) 15,783 4,226
15,283
Israel - 0.2%
Bank Hapoalim BM 22,743 292
Bank Leumi Le-Israel BM 25,511 319
Check Point Software Technologies,
Ltd.(Æ) 3,862 842

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nice, Ltd.(Æ) 1,640 274
Teva Pharmaceutical Industries, Ltd.
- ADR 14,588 259
Wix.com, Ltd.(Æ) 1,211 289
2,275
Italy - 3.1%
Assicurazioni Generali SpA 18,807 596
BPER Banca SpA 246,969 1,687
Coca-Cola HBC AG(Æ) 8,422 293
Davide Campari-Milano SpA 694,776 4,029
Enel SpA 676,126 4,803
Eni SpA 185,391 2,613
FinecoBank Banca Fineco SpA 399,152 7,599
Intesa Sanpaolo SpA 87,670 381
Moncler SpA 22,915 1,440
Poste Italiane SpA(Þ) 14,482 220
Prysmian SpA 4,111 286
Recordati SpA 13,638 831
Ryanair Holdings PLC - ADR 48,472 2,263
Terna - Rete Elettrica Nazionale 23,893 197
UniCredit SpA 108,506 4,989
32,227
Japan - 15.9%
Advantest Corp. 49,000 2,738
Ajinomoto Co., Inc. 10,694 429
Alfresa Holdings Corp. 35,000 479
Alps Alpine Co., Ltd. 51,800 518
Amada Co., Ltd. 38,200 393
Asahi Group Holdings, Ltd. 16,800 182
Asics Corp. 16,300 364
Astellas Pharma, Inc. 33,700 328
Bridgestone Corp. 100,700 3,613
Brother Industries, Ltd. 23,400 412
Canon, Inc. 86,100 2,773
Chiba Bank, Ltd. (The) 128,000 1,090
Chugai Pharmaceutical Co., Ltd. 11,000 475
Dai-ichi Life Holdings, Inc. 37,625 1,028
Daiichi Sankyo Co., Ltd. 88,500 2,433
Daikin Industries, Ltd. 1,700 200
Daito Trust Construction Co., Ltd. 9,700 1,039
Daiwa House Industry Co., Ltd. 13,500 425
Denso Corp. 120,300 1,662
Dentsu, Inc. 62,300 1,446
East Japan Railway Co. 17,700 316
Eisai Co., Ltd. 7,810 232
ENEOS Holdings, Inc. 60,600 305
Fast Retailing Co., Ltd. 1,100 360
FUJIFILM Holdings Corp. 15,600 345
Fujitsu, Ltd. 26,000 503
Fukuoka Financial Group, Inc. 56,500 1,535
Hakuhodo DY Holdings, Inc. 79,700 592
Hino Motors, Ltd.(Æ) 99,200 325
Hitachi, Ltd. 148,200 3,739
Honda Motor Co., Ltd. 134,574 1,275
Horiba, Ltd. 8,800 549
Hoya Corp. 5,700 766
Iida Group Holdings Co., Ltd. 65,000 985
Isuzu Motors, Ltd. 20,800 279
ITOCHU Corp. 62,700 2,891
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Airlines Co., Ltd. 43,800 720
Japan Exchange Group, Inc. 30,400 322
Japan Post Bank Co., Ltd. Class A 23,900 247
Japan Post Holdings Co., Ltd. 47,100 492
Japan Post Insurance Co., Ltd. Class A 56,700 1,103
Japan Tobacco, Inc. 81,300 2,075
JGC Holdings Corp. 57,600 483
Kajima Corp. 24,700 439
Kao Corp. 59,700 2,374
KDDI Corp. 81,100 2,705
Keyence Corp. 18,200 7,849
Kirin Holdings Co., Ltd. 114,800 1,451
Koito Manufacturing Co., Ltd. 95,200 1,250
Komatsu, Ltd. 133,600 4,096
Kubota Corp. 149,100 1,867
Kyocera Corp. 118,000 1,217
Makita Corp. 18,153 538
MEIJI Holdings Co., Ltd. 23,800 479
Minebea Co., Ltd. 126,000 2,026
Mitsubishi Corp. 16,300 260
Mitsubishi Electric Corp. 16,300 269
Mitsubishi Estate Co., Ltd. 107,300 1,559
Mitsubishi Gas Chemical Co., Inc. 44,000 769
Mitsubishi HC Capital, Inc. 31,900 212
Mitsubishi Heavy Industries, Ltd. 21,900 322
Mitsubishi UFJ Financial Group, Inc. 106,122 1,344
Mizuho Financial Group, Inc. 32,700 900
MS&AD Insurance Group Holdings,
Inc. 104,000 2,166
Murata Manufacturing Co., Ltd. 21,000 332
NEC Corp. 5,600 555
Nikon Corp. 54,500 583
Nintendo Co., Ltd. 7,200 473
Nippon Telegraph & Telephone Corp. 324,700 319
Nippon Television Holdings, Inc. 48,800 901
Nissan Chemical Corp. 13,700 412
Nissan Motor Co., Ltd. 334,400 914
Nitto Denko Corp. 323,400 5,725
Obayashi Corp. 32,600 438
Obic Co., Ltd. 7,000 208
Olympus Corp. 133,200 2,023
Ono Pharmaceutical Co., Ltd. 86,092 895
ORIX Corp. 28,100 594
Otsuka Corp. 25,100 566
Otsuka Holdings Co., Ltd. 6,800 355
Panasonic Holdings Corp. 16,600 171
Persol Holdings Co., Ltd. 479,300 729
Recruit Holdings Co., Ltd. 18,400 1,286
Resona Holdings, Inc. 832,000 6,173
Rinnai Corp. 32,200 709
Rohm Co., Ltd. 117,000 1,093
Secom Co., Ltd. 12,800 430
Sega Sammy Holdings, Inc. 36,300 703
Seiko Epson Corp. 31,800 574
Sekisui Chemical Co., Ltd. 57,400 954
Sekisui House, Ltd. 22,200 511
Seven & i Holdings Co., Ltd. 19,700 313
SG Holdings Co., Ltd. 33,100 312
Shin-Etsu Chemical Co., Ltd. 264,770 8,263
Shionogi & Co., Ltd. 110,700 1,629

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMC Corp. 4,200 1,584
SoftBank Corp. 323,100 1,022
Sony Group Corp. 167,750 3,699
Stanley Electric Co., Ltd. 38,223 637
Subaru Corp. 131,288 2,285
Sumitomo Corp. 10,500 227
Sumitomo Electric Industries, Ltd. 15,400 287
Sumitomo Heavy Industries, Ltd. 26,900 553
Sumitomo Mitsui Financial Group, Inc. 84,500 2,091
Sumitomo Mitsui Trust Holdings, Inc. 109,800 2,735
Sumitomo Rubber Industries, Ltd. 63,900 745
Suntory Beverage & Food, Ltd. 99,900 3,103
Suzuki Motor Corp. 23,200 276
T&D Holdings, Inc. 231,300 4,400
Taiheiyo Cement Corp. 22,900 577
Taisei Corp. 7,500 315
Takeda Pharmaceutical Co., Ltd. 102,000 2,741
TDK Corp. 281,300 3,389
Terumo Corp. 25,800 485
THK Co., Ltd. 27,200 675
Tokio Marine Holdings, Inc. 87,700 2,897
Tokyo Electron, Ltd. 40,368 6,854
Toray Industries, Inc. 323,000 2,239
TOTO, Ltd. 15,600 382
Toyota Motor Corp. 114,900 2,189
Trend Micro, Inc. 14,700 872
Tsuruha Holdings, Inc. 13,600 832
Yakult Honsha Co., Ltd. 28,200 515
Yamato Holdings Co., Ltd. 72,584 870
165,177
Jordan - 0.1%
Hikma Pharmaceuticals PLC 23,289 662
Luxembourg - 0.5%
ArcelorMittal SA 145,824 3,618
RTL Group SA 11,186 343
Zabka Group SA(Æ) 243,891 1,395
5,356
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 944,883 4,039
Mexico - 0.2%
America Movil SAB de CV - ADR 80,426 1,127
Fresnillo PLC 85,728 738
1,865
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 109,901 1,844
Adyen NV(Æ)(Þ) 593 962
Argenx SE(Æ) 3,559 2,344
ASML Holding NV 9,069 6,728
Euronext NV(Þ) 10,009 1,161
Ferrari NV 6,216 2,675
Heineken NV 22,935 1,594
ING Groep NV 332,571 5,535
Koninklijke Ahold Delhaize NV 13,509 479
Koninklijke KPN NV 390,895 1,414
Koninklijke Philips NV(Æ) 144,057 3,966
NN Group NV 38,880 1,787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Randstad NV 117,611 5,073
Universal Music Group NV 389,635 10,861
VEON, Ltd. - ADR(Æ) 11,168 503
Wolters Kluwer NV 4,726 860
47,785
New Zealand - 0.0%
Spark New Zealand, Ltd. 231,170 380
Norway - 0.7%
DNB Bank ASA 56,217 1,196
Equinor ASA Class N 172,633 4,154
Gjensidige Forsikring ASA 28,869 591
Norsk Hydro ASA 22,543 132
Orkla ASA 107,028 994
7,067
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
Lukoil PJSC(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 1.4%
CapitaLand Ascendas REIT(Æ)(ö) 91,500 174
DBS Group Holdings, Ltd. 100,380 3,292
Grab Holdings, Ltd. Class A(Æ) 1,135,726 5,201
Oversea-Chinese Banking Corp., Ltd. 215,160 2,753
Singapore Exchange, Ltd. 47,200 426
Singapore Technologies Engineering,
Ltd. 117,100 417
Singapore Telecommunications, Ltd. 941,300 2,301
United Overseas Bank, Ltd. 13,900 383
14,947
South Africa - 0.3%
Anglo American PLC 34,544 1,017
MTN Group, Ltd. 200,041 1,225
Old Mutual, Ltd. 1,068,638 707
2,949
South Korea - 1.3%
Coway Co., Ltd. 15,346 815
Hankook Tire & Technology Co., Ltd. 13,952 390
Hyundai Mobis Co., Ltd. 8,130 1,470
KB Financial Group, Inc. 29,226 1,832
KT Corp. - ADR 101,516 1,759
Samsung Electronics Co., Ltd. 67,305 2,400
Shinhan Financial Group Co., Ltd. 89,712 3,131
SK Hynix, Inc. 11,784 1,603
13,400
Spain - 1.6%
Aena SME SA(Þ) 1,451 313
Banco Bilbao Vizcaya Argentaria SA 28,373 323
Banco Santander SA 62,124 319
CaixaBank SA 697,714 4,236
Cellnex Telecom SA(Þ) 23,872 798
Iberdrola SA 67,142 949

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industria de Diseno Textil SA 168,353 9,176
Telefonica SA 75,688 309
16,423
Sweden - 1.5%
Assa Abloy AB Class B 72,842 2,223
Atlas Copco AB Class A 100,002 1,675
Atlas Copco AB Class B 160,008 2,386
Boliden AB 6,168 184
Epiroc AB Class A 12,078 229
Essity Aktiebolag Class B 70,562 1,786
Investor AB Class B 24,194 689
Sandvik AB 93,215 1,921
Skandinaviska Enskilda Banken AB
Class A 31,251 441
SKF AB Class B 67,516 1,359
Svenska Handelsbanken AB Class A 24,410 269
Telefonaktiebolaget LM Ericsson Class
B 242,468 1,827
Volvo AB Class B 10,344 286
15,275
Switzerland - 3.5%
ABB, Ltd. 20,199 1,103
Adecco Group AG 33,523 798
Barry Callebaut AG 94 103
DSM-Firmenich AG 2,280 233
Galderma Group AG(Æ) 15,081 1,831
Geberit AG 418 234
Givaudan SA 99 432
Julius Baer Group, Ltd. 54,124 3,801
Lonza Group AG 921 585
Partners Group Holding AG 1,609 2,446
Schindler Holding AG 5,192 1,493
SGS SA 17,284 1,676
Sika AG 1,022 260
Swatch Group AG (The) Class B 7,114 1,310
Swiss Life Holding AG 359 294
Swisscom AG 3,569 2,005
UBS Group AG 427,636 15,099
Zurich Insurance Group AG 5,224 3,168
36,871
Taiwan - 2.8%
Catcher Technology Co., Ltd. 30,000 181
Delta Electronics, Inc. 116,000 1,529
E Ink Holdings, Inc. 180,000 1,517
Hon Hai Precision Industry Co., Ltd. 283,000 1,531
Taiwan Semiconductor Manufacturing
Co., Ltd. 321,000 10,907
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 62,304 13,041
28,706
Thailand - 0.2%
Kasikornbank PCL 499,800 2,380
United Kingdom - 10.5%
3i Group PLC 21,332 1,027
AstraZeneca PLC 38,570 5,431
Auto Trader Group PLC(Þ) 22,671 222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aviva PLC 43,101 275
Babcock International Group PLC 75,992 507
BAE Systems PLC 36,994 560
Barclays PLC 800,077 2,928
Barratt Developments PLC 112,711 631
BP PLC 634,533 3,292
British American Tobacco PLC 121,481 4,813
British Land Co. PLC (The)(ö) 127,073 590
BT Group PLC 793,884 1,393
Bunzl PLC 7,171 306
Burberry Group PLC 70,501 1,032
CK Hutchison Holdings, Ltd. Class B 245,131 1,232
Compass Group PLC 184,453 6,369
Diageo PLC 76,900 2,303
Diploma PLC 91,849 5,163
EasyJet PLC 191,633 1,215
Halma PLC 14,322 536
HSBC Holdings PLC 572,683 5,974
Imperial Tobacco Group PLC 7,706 260
InterContinental Hotels Group PLC 2,979 399
Intermediate Capital Group PLC 77,864 2,267
Intertek Group PLC 108,968 6,880
J Sainsbury PLC 1,183,474 3,725
Kingfisher PLC 326,514 994
Land Securities Group PLC(ö) 146,323 1,057
Lloyds Banking Group PLC 354,564 272
London Stock Exchange Group PLC 53,474 7,965
National Grid PLC 33,568 408
NatWest Group PLC 384,766 2,055
Next PLC 2,351 289
Pearson PLC 18,974 315
Reckitt Benckiser Group PLC 114,356 7,535
RELX
PLC 213,984 10,641
Rolls Royce Holdings PLC(Æ) 96,148 720
Sage Group PLC (The) 29,934 499
Standard Chartered PLC 428,462 5,785
Tate & Lyle PLC 90,502 737
Tesco PLC 442,821 2,038
Travis Perkins PLC 81,159 715
Unilever PLC 67,670 3,879
Wausau Paper Corp. 185,605 1,770
Wise PLC Class A(Æ) 166,033 2,289
109,293
United States - 11.7%
Alcon, Inc. 16,805 1,539
Allegion PLC 61,409 8,151
Amdocs, Ltd. 46,597 4,109
Aon PLC Class A 10,515 3,899
CSL, Ltd. 2,358 410
Experian PLC 9,267 459
Ferrovial SE 7,232 310
GSK Finance No. 3 PLC 340,298 5,948
Haleon PLC 1,981,300 9,232
Holcim AG(Æ) 29,150 2,930
Linde PLC 23,677 10,563
Medtronic PLC 30,057 2,730
Nestle SA 128,474 10,924
Novartis AG 78,055 8,180
Roche Holding AG 30,948 9,735

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sanofi SA 78,646 8,531
Schlumberger NV 99,621 4,013
Schneider Electric SE 59,442 15,031
Shell PLC 315,931 10,395
Spotify Technology SA(Æ) 7,091 3,890
Tenaris SA 54,559 1,034
122,013
Total Common Stocks
(cost $894,400) 986,134
Preferred Stocks - 0.8%
Brazil - 0.1%
Raizen SA
1.508% (Ÿ) 1,113,007 362
Germany - 0.3%
Henkel AG & Co. KGaA
2.216% (Ÿ) 15,045 1,315
Volkswagen AG
9.309% (Ÿ) 20,710 2,123
3,438
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.920% (Ÿ) 141,805 4,157
Total Preferred Stocks
(cost $11,347) 7,957
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.3%
United States - 3.3%
U.S. Cash Management Fund(@) 34,393,079 (∞) 34,386
Total Short-Term Investments
(cost $34,387) 34,386
Total Investments - 98.8%
(identified cost $940,134) 1,028,477
Other Assets and Liabilities,
Net - 1.2%
12,743
Net Assets - 100.0%
1,041,220

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 63
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
ABN AMRO Bank NV 10/03/19 EUR 109,901 17 .26 1,897
1,844
Adyen NV 04/19/22 EUR 593 1,626 .81 965
962
Aena SME SA 01/23/25 EUR 1,451 212 .11 308
313
Amundi SA 02/28/19 EUR 43,934 66 .73 2,932
3,085
Auto Trader Group PLC 08/04/23 GBP 22,671 8 .08 183
222
Axis Bank, Ltd. 04/12/24 000 .. . 27,006 65 .79 1,777
1,532
Cellnex Telecom SA 04/20/21 EUR 23,872 43 .77 1,045
798
Euronext NV 07/26/24 EUR 10,009 100 .64 1,007
1,161
Larsen & Toubro, Ltd. 02/23/24 0.. 48,224 41 .53 2,003
1,968
Poste Italiane SpA 11/10/23 EUR 14,482 10 .63 154
220
WH Group, Ltd. 06/26/19 HKD 1,605,500 0 .80 1,292 1,252
13,357
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 16 EUR 1,274 02/25
83
DAX Index Futures 2 EUR 1,091 03/25
68
EURO STOXX 50 Index Futures 13 EUR 688 03/25
42
FTSE/MIB Index Futures 2 EUR 366 03/25
22
IBEX 35 Index Futures 3 EUR 372 02/25
19
OMXS30 Index Futures 12 SEK 3,209 02/25
16
S&P/TSX 60 Index Futures 243 CAD 74,961 03/25
511
SPI 200 Index Futures 253 AUD 53,807 03/25
797
TOPIX Index Futures 130 JPY 3,628,300 03/25 421
Short Positions
FTSE 100 Index Futures 105 GBP 9,094 03/25
(369)
Hang Seng Index Futures 83 HKD 84,349 02/25
(300)
MSCI Emerging Markets Index Futures 728 USD 39,691 03/25
916
MSCI Singapore Index Futures 282 SGD 11,033 02/25
(225)
S&P 500 E-Mini Index Futures 58 USD 17,595 03/25 209
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,210
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,692 EUR 1,624 02/04/25 (8)
Bank of America USD 151 HKD 1,178 02/04/25 —
Bank of America USD 868 SEK 9,578 02/04/25 (4)
Bank of America AUD 5,900 USD 3,666 03/19/25 (2)
Bank of America GBP 3,467 USD 4,335 03/19/25 37

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 8,116 AUD 12,753 03/19/25 (186)
Bank of New York USD 10,118 CAD 14,246 03/19/25 (297)
Bank of New York USD 10,976 JPY 1,650,858 03/19/25 (279)
Bank of New York EUR 5,003 USD 5,276 03/19/25 75
Barclays USD 8,119 AUD 12,753 03/19/25 (188)
Barclays USD 10,112 CAD 14,246 03/19/25 (292)
Barclays USD 10,950 JPY 1,650,858 03/19/25 (254)
Barclays EUR 5,003 USD 5,271 03/19/25 70
BNP Paribas USD 8,112 AUD 12,753 03/19/25 (182)
BNP Paribas USD 10,119 CAD 14,246 03/19/25 (298)
BNP Paribas USD 10,976 JPY 1,650,858 03/19/25 (279)
BNP Paribas EUR 5,003 USD 5,273 03/19/25 71
HSBC USD 8,123 AUD 12,753 03/19/25 (193)
HSBC USD 10,092 CAD 14,246 03/19/25 (272)
HSBC USD 10,958 JPY 1,650,858 03/19/25 (262)
HSBC EUR 5,003 USD 5,287 03/19/25 86
State Street USD 8,752 DKK 61,800 03/19/25 (140)
State Street USD 9,510 SEK 103,587 03/19/25 (143)
State Street USD 314 SGD 420 03/19/25 (4)
State Street CHF 6,130 USD 7,017 03/19/25 254
State Street GBP 2,711 USD 3,458 03/19/25 97
State Street HKD 2,290 USD 295 03/19/25 1
State Street NOK 20,940 USD 1,880 03/19/25 30
State Street NZD 960 USD 557 03/19/25 15
Westpac USD 8,113 AUD 12,753 03/19/25 (183)
Westpac USD 10,113 CAD 14,246 03/19/25 (292)
Westpac USD 10,977 JPY 1,650,858 03/19/25 (280)
Westpac EUR 5,003 USD 5,275 03/19/25 74
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3,228)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 20,530 $ —
$ —
$ 20,530
Austria — 8,044 —
—
8,044
Belgium — 2,419 —
—
2,419
Brazil 10,921 — —
—
10,921
Burkina Faso 460 — —
—
460
Canada 39,581 — —
—
39,581
China — 28,326 —
—
28,326
Denmark — 23,034 —
—
23,034

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Finland — 8,699 —
—
8,699
France — 84,735 —
—
84,735
Germany — 78,397 —
—
78,397
Hong Kong — 20,590 —
—
20,590
Hungary — 1,064 —
—
1,064
India 10,342 3,500 —
—
13,842
Indonesia — 1,119 —
—
1,119
Ireland 5,143 10,140 —
—
15,283
Israel 1,390 885 —
—
2,275
Italy 2,263 29,964 —
—
32,227
Japan — 165,177 —
—
165,177
Jordan — 662 —
—
662
Luxembourg — 5,356 —
—
5,356
Macao — 4,039 —
—
4,039
Mexico 1,127 738 —
—
1,865
Netherlands 503 47,282 —
—
47,785
New Zealand — 380 —
—
380
Norway — 7,067 —
—
7,067
Russia — — —
—
—
Singapore 5,202 9,745 —
—
14,947
South Africa — 2,949 —
—
2,949
South Korea 1,759 11,641 —
—
13,400
Spain — 16,423 —
—
16,423
Sweden — 15,275 —
—
15,275
Switzerland — 36,871 —
—
36,871
Taiwan 13,041 15,665 —
—
28,706
Thailand — 2,380 —
—
2,380
United Kingdom — 109,293 —
—
109,293
United States 37,354 84,659 —
—
122,013
Preferred Stocks 362 7,595 — — 7,957
Warrants and Rights — — — — —
Short-Term Investments — — — 34,386 34,386
Total Investments 129,448 864,643 — 34,386 1,028,477
Other Financial Instruments
Assets
Futures Contracts 3,104 — — — 3,104
Foreign Currency Exchange Contracts — 810 — — 810
Liabilities
Futures Contracts (894) — — — (894)
Foreign Currency Exchange Contracts (12) (4,026) — — (4,038)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 International Developed Markets Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Other Financial Instruments
*
$ 2,198 $ (3,216) $ — $ — $ (1,018)
|
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
155,603
Consumer Staples ...............................................................................
65,556
Energy ................................................................................................
47,516
Financial Services ..............................................................................
263,147
Health Care ........................................................................................
98,945
Materials and Processing ...................................................................
83,314
Producer Durables ..............................................................................
111,801
Technology .........................................................................................
130,676
Utilities ...............................................................................................
29,576
Preferred Stocks
Consumer Discretionary ....................................................................
2,123
Consumer Staples ...............................................................................
1,315
Technology .........................................................................................
4,157
Utilities ...............................................................................................
362
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
34,386
Total Investments ............................................................................... 1,028,477
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,784 $ 89,887 $ 78,284 $ (1) $ — $ 34,386 $ 441 $ —

Russell Investment Company
Global Equity Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.4%
Australia - 0.4%
Aristocrat Leisure, Ltd. 32,642 1,528
BHP Group, Ltd. 45,159 1,111
Cochlear, Ltd. 7,886 1,562
Fortescue Metals Group, Ltd. 52,431 614
Insurance Australia Group, Ltd. 112,705 644
Pro Medicus , Ltd. 6,071 1,043
REA Group, Ltd. 5,754 888
Telstra Group, Ltd. 186,042 456
7,846
Austria - 0.4%
Ams-Osram Ag(Æ) 39,651 292
Erste Group Bank AG 74,945 4,621
Mondi PLC 193,868 3,016
Raiffeisen Bank International AG 10,326 234
Verbund AG Class A 4,887 376
8,539
Belgium - 0.2%
Ageas SA 60,272 3,109
Anheuser-Busch InBev SA 2,285 113
Lotus Bakeries NV 27 288
Proximus SADP 106,495 590
4,100
Brazil - 0.8%
Ambev SA 1,330,272 2,527
Atacadao SA 694,272 735
Banco Bradesco SA - ADR 1,628,281 3,436
Lojas Renner SA 676,820 1,581
MercadoLibre , Inc.(Æ) 1,366 2,626
Telefonica Brasil SA 351,077 3,116
Ultrapar Participacoes SA 378,973 1,072
15,093
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 962
Canada - 1.5%
Agnico Eagle Mines, Ltd. 21,135 1,965
Air Canada Class B(Æ) 60,544 817
Bank of Montreal 8,657 857
Barrick Gold Corp. 218,746 3,576
Brookfield Corp. 12,186 745
Brookfield Renewable Corp 17,570 468
Canadian Imperial Bank of Commerce 11,659 734
Canadian National Railway Co. 16,907 1,766
Canadian Natural Resources, Ltd. 27,749 843
CCL Industries, Inc. Class B 7,854 390
Enbridge, Inc. 2,999 130
Fairfax Financial Holdings, Ltd. 337 454
Great-West Lifeco , Inc. 12,875 416
iA Financial Corp., Inc. 1,859 172
Imperial Oil, Ltd. 7,634 508
Intact Financial Corp. 6,148 1,092
Manulife Financial Corp. 68,769 2,056
Royal Bank of Canada 26,099 3,182
Shopify, Inc. Class A(Æ) 26,763 3,126
Stantec , Inc. 19,394 1,501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Life Financial, Inc. 24,390 1,406
Suncor Energy, Inc. 93,509 3,508
Toronto-Dominion Bank (The) 1,889 108
Tourmaline Oil Corp. 11,437 521
30,341
China - 1.0%
Alibaba Group Holding, Ltd. 190,300 2,296
Alibaba Group Holding, Ltd. - ADR 32,215 3,184
Baidu, Inc. Class A(Æ) 187,300 2,120
BeiGene , Ltd. - ADR(Æ) 702 158
China Mengniu Dairy Co., Ltd. 729,000 1,449
Kuaishou Technology(Æ)(Þ) 211,500 1,147
PDD Holdings, Inc. - ADR(Æ) 18,571 2,078
Tencent Holdings, Ltd. 60,300 3,178
Trip.com Group, Ltd. - ADR(Æ) 37,055 2,600
Yangzijiang Shipbuilding Holdings,
Ltd. 569,730 1,277
19,487
Denmark - 0.8%
AP Moller - Maersk A/S Class B 828 1,223
Demant A/S(Æ) 19,667 787
DSV A/S 9,504 1,882
Genmab A/S(Æ) 2,633 519
Novo Nordisk A/S Class B 134,712 11,372
15,783
Finland - 0.5%
Elisa OYJ 6,423 276
Nokia OYJ 1,220,172 5,721
Nordea Bank Abp 103,918 1,233
Sampo OYJ Class A 20,767 855
UPM- Kymmene OYJ 24,549 721
Wartsila OYJ Abp Class B 20,345 383
9,189
France - 4.2%
Accor SA 55,596 2,865
Airbus Group SE 35,812 6,189
AXA SA 146,627 5,561
BNP Paribas SA 205,973 14,038
Carrefour SA 225,660 3,203
Cie de Saint-Gobain SA 40,733 3,805
Danone SA 5,490 384
Dassault Aviation SA 1,957 442
Engie SA 322,247 5,313
EssilorLuxottica SA 7,266 1,998
Hermes International 1,019 2,853
Legrand SA 17,024 1,743
L'Oreal SA 6,080 2,244
LVMH Moet Hennessy Louis Vuitton
SE 11,499 8,285
Orange SA 416,681 4,476
Pernod Ricard SA 19,518 2,216
Publicis Groupe SA 9,211 976
Renault SA 57,311 2,949
Societe Generale SA 201,620 6,526
TotalEnergies SE 116,761 6,782

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valeo SE 118,663 1,339
84,187
Germany - 2.4%
BASF SE 77,982 3,767
Bayerische Motoren Werke AG 55,877 4,565
Continental AG 31,274 2,228
Daimler Truck Holding AG 203,967 9,024
Deutsche Telekom AG 81,078 2,719
Evonik Industries AG 133,180 2,502
Fresenius SE & Co. KGaA 105,990 4,065
Hannover Rueck SE 2,723 719
Heidelberg Materials AG 34,580 4,882
Henkel AG & Co. KGaA 2,675 206
Infineon Technologies AG 54,468 1,805
Mercedes-Benz Group AG 22,722 1,389
Muenchener Rueckversicherungs-
Gesellschaft AG 5,155 2,793
Rational AG 306 271
Rheinmetall AG 3,076 2,410
Siemens AG 18,475 3,974
Talanx AG 5,655 482
Volkswagen AG 5,260 553
Zalando SE(Æ)(Þ) 4,050 151
48,505
Hong Kong - 1.0%
AIA Group, Ltd. 1,353,948 9,523
CK Asset Holdings, Ltd. 451,500 1,884
Power Assets Holdings, Ltd. 65,500 423
Prudential PLC 533,051 4,457
WH Group, Ltd.(Þ) 4,444,099 3,466
19,753
India - 0.4%
HDFC Bank, Ltd. - ADR 139,745 8,474
Ireland - 0.8%
Accenture PLC Class A 17,455 6,719
AIB Group PLC 493,078 2,908
Bank of Ireland Group PLC 295,715 2,932
Flutter Entertainment PLC(Æ) 14,531 3,891
16,450
Israel - 0.0%
Nice, Ltd.(Æ) 3,600 600
Italy - 1.1%
Banca Mediolanum SpA 33,995 458
BPER Banca SpA 535,352 3,658
Eni SpA 402,195 5,668
FinecoBank Banca Fineco SpA 23,779 453
Poste Italiane SpA (Þ) 13,769 209
Ryanair Holdings PLC - ADR 50,527 2,359
UniCredit SpA 214,922 9,883
22,688
Japan - 6.4%
Alfresa Holdings Corp. 71,100 973
Alps Alpine Co., Ltd. 77,800 778
Amada Co., Ltd. 63,400 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bridgestone Corp. 21,000 754
Brother Industries, Ltd. 56,300 991
Canon, Inc. 72,600 2,338
Chiba Bank, Ltd. (The) 279,200 2,378
Dai-ichi Life Holdings, Inc. 63,000 1,721
Denso Corp. 71,000 981
Dentsu , Inc. 135,200 3,138
Eisai Co., Ltd. 16,100 478
Hakuhodo DY Holdings, Inc. 130,300 967
Hino Motors, Ltd.(Æ) 208,100 681
Hitachi, Ltd. 106,500 2,687
Honda Motor Co., Ltd. 266,131 2,522
Horiba, Ltd. 19,300 1,205
Isuzu Motors, Ltd. 26,800 360
ITOCHU Corp. 68,000 3,135
Japan Airlines Co., Ltd. 71,000 1,168
Japan Post Insurance Co., Ltd. Class A 126,200 2,455
JGC Holdings Corp. 114,800 963
KDDI Corp. 57,600 1,921
Keyence Corp. 17,900 7,720
Kirin Holdings Co., Ltd. 88,100 1,114
Koito Manufacturing Co., Ltd. 152,800 2,005
Kubota Corp. 305,300 3,823
Kyocera Corp. 123,400 1,273
Makita Corp. 46,832 1,387
Marubeni Corp. 58,900 881
Mazda Motor Corp. 62,600 427
Mitsubishi Corp. 92,607 1,480
Mitsubishi Estate Co., Ltd. 261,400 3,799
Mitsubishi Gas Chemical Co., Inc. 80,800 1,411
Mitsubishi UFJ Financial Group, Inc. 44,500 563
Mitsui Chemicals, Inc. 15,100 331
Mitsui OSK Lines, Ltd. 19,100 652
Mizuho Financial Group, Inc. 36,900 1,015
MS&AD Insurance Group Holdings,
Inc. 48,700 1,014
Nikon Corp. 80,800 865
Nippon Telegraph & Telephone Corp. 1,385,500 1,362
Nippon Television Holdings, Inc. 84,000 1,551
Nippon Yusen 36,400 1,143
Nissan Motor Co., Ltd. 601,500 1,644
Nomura Holdings, Inc. 141,100 920
Ono Pharmaceutical Co., Ltd. 105,988 1,102
Otsuka Corp. 60,600 1,367
Persol Holdings Co., Ltd. 892,400 1,356
Resona Holdings, Inc. 350,700 2,602
Rinnai Corp. 59,000 1,299
Rohm Co., Ltd. 255,900 2,391
Sega Sammy Holdings, Inc. 66,400 1,286
Sekisui Chemical Co., Ltd. 46,200 768
Shin-Etsu Chemical Co., Ltd. 229,300 7,156
SMC Corp. 4,400 1,660
Sony Group Corp. 155,800 3,436
Stanley Electric Co., Ltd. 70,029 1,167
Subaru Corp. 167,285 2,911
Sumitomo Heavy Industries, Ltd. 62,000 1,274
Sumitomo Mitsui Financial Group, Inc. 189,100 4,679
Sumitomo Mitsui Trust Holdings, Inc. 198,200 4,937
Sumitomo Rubber Industries, Ltd. 119,900 1,397
T&D Holdings, Inc. 287,100 5,462

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiheiyo Cement Corp. 42,200 1,063
Takeda Pharmaceutical Co., Ltd. 87,600 2,354
THK Co., Ltd. 63,800 1,584
Tokio Marine Holdings, Inc. 71,200 2,352
Tokyo Electron, Ltd. 9,100 1,545
Toyota Motor Corp. 6,900 131
Trend Micro, Inc. 28,600 1,696
Tsuruha Holdings, Inc. 28,900 1,768
Yamato Holdings Co., Ltd. 133,300 1,598
129,968
Luxembourg - 0.0%
RTL Group SA 22,900 703
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 180,250 771
Mexico - 0.2%
America Movil SAB de CV - ADR 152,671 2,139
Fresnillo PLC 154,621 1,331
Southern Copper Corp. 11,123 1,019
4,489
Netherlands - 2.7%
ABN AMRO Bank NV - ADR(Þ) 231,358 3,882
Argenx SE(Æ) 3,410 2,246
ASM International NV 2,728 1,568
ASML Holding NV 3,347 2,483
EXOR NV 4,720 448
Ferrari NV 6,113 2,631
Heineken NV 34,857 2,423
ING Groep NV 826,453 13,756
Koninklijke Philips NV(Æ) 183,795 5,060
NN Group NV 83,584 3,841
Randstad NV 65,189 2,812
Universal Music Group NV 404,103 11,264
VEON, Ltd. - ADR(Æ) 23,615 1,064
53,478
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 16,812 356
Spark New Zealand, Ltd. 99,136 163
Xero , Ltd.(Æ) 3,702 419
938
Norway - 0.1%
Kongsberg Gruppen ASA 9,246 1,097
Norsk Hydro ASA 68,091 400
1,497
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 105,880 —
Sberbank of Russia PJSC(Š) 303,624 —
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.6%
DBS Group Holdings, Ltd. 134,024 4,395
Keppel Corp., Ltd. 105,400 524
Oversea-Chinese Banking Corp., Ltd. 87,700 1,122
SEA, Ltd. - ADR(Æ) 12,849 1,565
Singapore Telecommunications, Ltd. 234,800 574
United Overseas Bank, Ltd. 151,001 4,162
12,342
South Africa - 0.3%
Anglo American PLC 72,876 2,146
MTN Group, Ltd. 436,999 2,677
Old Mutual, Ltd. 1,841,944 1,218
6,041
South Korea - 1.3%
Coway Co., Ltd. 28,280 1,501
Hankook Tire & Technology Co., Ltd. 22,652 633
Hyundai Mobis Co., Ltd. 17,391 3,145
KB Financial Group, Inc. 58,884 3,690
KT Corp. - ADR 211,121 3,659
Samsung Electronics Co., Ltd. 203,939 7,274
Shinhan Financial Group Co., Ltd. 171,910 5,999
25,901
Spain - 0.6%
Aena SME SA(Þ) 6,367 1,372
Banco Santander SA 111,701 573
Industria de Diseno Textil SA 179,827 9,802
Naturgy Energy Group SA 12,698 312
12,059
Sweden - 0.6%
Assa Abloy AB Class B 32,698 998
Atlas Copco AB Class A 67,413 1,129
Atlas Copco AB Class B 129,189 1,927
Industrivarden AB Class A 5,008 177
Investment AB Latour Class B 9,882 259
Investor AB Class B 56,382 1,605
Sandvik AB 15,788 325
SKF AB Class B 147,114 2,962
Telefonaktiebolaget LM Ericsson Class
B 435,942 3,285
12,667
Switzerland - 0.8%
Adecco Group AG 61,768 1,470
Belimo Holding AG 886 649
Logitech International SA 22,140 2,208
SGS SA 7,175 696
Sonova Holding AG 2,369 829
Swatch Group AG (The) Class B 16,199 2,983
Swisscom AG 1,229 690
UBS Group AG 132,473 4,677
Zurich Insurance Group AG 3,576 2,168
16,370
Taiwan - 2.5%
Catcher Technology Co., Ltd. 63,364 382
Taiwan Semiconductor Manufacturing
Co., Ltd. 130,000 4,417

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 217,379 45,502
50,301
Thailand - 0.4%
Kasikornbank PCL - ADR 1,417,300 6,749
SCB X PCL - ADR 439,800 1,629
8,378
United Kingdom - 4.9%
AstraZeneca PLC 17,966 2,530
AstraZeneca PLC - ADR 58,894 4,167
Babcock International Group PLC 139,170 928
BAE Systems PLC 62,555 947
BP PLC 1,207,130 6,263
British American Tobacco PLC 231,721 9,180
British Land Co. PLC (The)(ö) 257,020 1,194
BT Group PLC 1,878,605 3,297
Burberry Group PLC 129,243 1,892
CK Hutchison Holdings, Ltd. Class B 441,000 2,217
Compass Group PLC 166,824 5,760
Diageo PLC 53,012 1,588
easyJet PLC 420,360 2,664
HSBC Holdings PLC 376,748 3,930
Imperial Tobacco Group PLC 4,212 142
J Sainsbury PLC 328,862 1,035
Kingfisher PLC 716,335 2,180
Land Securities Group PLC(ö) 329,224 2,379
Lloyds Banking Group PLC 4,746,150 3,644
Marks & Spencer Group PLC 180,533 749
NatWest Group PLC 792,491 4,233
Persimmon PLC Class A 13,173 206
Reckitt Benckiser Group PLC 72,981 4,809
RELX PLC 160,644 7,988
Rolls-Royce Holdings PLC(Æ) 335,486 2,513
Standard Chartered PLC 562,482 7,594
Tate & Lyle PLC 158,148 1,287
Taylor Wimpey PLC 132,987 197
TechnipFMC PLC 49,887 1,499
Unilever PLC 144,210 8,267
Wausau Paper Corp. 420,874 4,014
99,293
United States - 57.4%
Abbott Laboratories 30,505 3,902
AbbVie, Inc. 8,276 1,522
Adobe, Inc.(Æ) 17,752 7,766
AES Corp. (The) 98,070 1,079
Affirm Holdings, Inc.(Æ) 3,977 243
Aflac, Inc. 28,236 3,032
Agilent Technologies, Inc. 2,032 308
Airbnb, Inc. Class A(Æ) 61,350 8,047
Akamai Technologies, Inc.(Æ) 2,723 272
Align Technology, Inc.(Æ) 1,205 264
Allegion PLC 51,740 6,867
Allstate Corp. (The) 11,982 2,305
Alphabet, Inc. Class A 55,268 11,276
Alphabet, Inc. Class C 266,074 54,705
Altria Group, Inc. 47,322 2,472
Amazon.com, Inc.(Æ) 235,739 56,030
American Express Co. 10,470 3,324
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Financial Group, Inc. 4,834 660
American International Group, Inc. 4,685 345
American Tower Corp.(ö) 4,416 817
Americold Realty Trust, Inc.(ö) 26,455 578
Ameriprise Financial, Inc. 3,946 2,144
Amphenol Corp. Class A 5,680 402
Ansys , Inc.(Æ) 18,759 6,575
AO Smith Corp. 8,618 580
Apple, Inc. 216,125 51,006
Applied Materials, Inc. 52,808 9,524
AppLovin Corp. Class A(Æ) 6,830 2,524
Arch Capital Group, Ltd. 5,124 477
Archer-Daniels-Midland Co. 5,210 267
Arista Networks, Inc.(Æ) 32,534 3,749
Assurant, Inc. 2,437 524
Autodesk, Inc.(Æ) 969 302
Automatic Data Processing, Inc. 11,524 3,492
Avery Dennison Corp. 5,212 968
AXA Equitable Holdings 28,894 1,572
Baker Hughes Co. 147,356 6,805
Bank of America Corp. 84,643 3,919
Becton Dickinson & Co. 10,929 2,706
Berkshire Hathaway, Inc. Class B(Æ) 7,701 3,609
Best Buy Co., Inc. 2,658 228
Biogen, Inc.(Æ) 856 123
Bio- Techne Corp. 2,523 186
BlackRock, Inc. 3,568 3,837
Blackstone, Inc. Class A 37,370 6,619
Booking Holdings, Inc. 1,801 8,532
Boston Scientific Corp.(Æ) 22,457 2,299
Bristol-Myers Squibb Co. 46,816 2,760
Broadcom, Inc. 121,351 26,851
Builders FirstSource , Inc.(Æ) 1,850 309
Burlington Stores, Inc.(Æ) 1,381 392
Cadence Design Systems, Inc.(Æ) 1,322 393
Capital One Financial Corp. 2,230 454
Caterpillar, Inc. 874 325
CF Industries Holdings, Inc. 2,569 237
CH Robinson Worldwide, Inc. 2,527 251
Charles Schwab Corp. (The) 95,535 7,903
Chevron Corp. 20,624 3,077
Chipotle Mexican Grill, Inc. Class
A(Æ) 55,152 3,218
Chubb, Ltd. 2,457 668
Church & Dwight Co., Inc. 3,161 334
Cigna Group (The) 27,072 7,965
Cincinnati Financial Corp. 8,633 1,183
Cintas Corp. 14,996 3,008
Cisco Systems, Inc. 94,444 5,723
Citigroup, Inc. 70,485 5,740
Cleveland-Cliffs, Inc.(Æ) 16,411 168
Clorox Co. (The) 14,156 2,246
CME Group, Inc. Class A 13,395 3,168
Coca-Cola Co. (The) 60,742 3,856
Cognizant Technology Solutions Corp.
Class A 5,605 463
Colgate-Palmolive Co. 52,580 4,559
Comcast Corp. Class A 70,111 2,360
ConocoPhillips Co. 10,661 1,054
Cooper Cos, Inc. (The)(Æ) 78,277 7,558

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Copart , Inc.(Æ) 7,942 460
Corning, Inc. 50,599 2,635
Costco Wholesale Corp. 5,394 5,285
Coterra Energy, Inc. 45,726 1,268
Crowdstrike Holdings, Inc. Class A(Æ) 1,542 614
Cummins, Inc. 7,512 2,676
CVS Health Corp. 5,295 299
Danaher Corp. 42,306 9,423
Deckers Outdoor Corp.(Æ) 8,391 1,488
Delta Air Lines, Inc. 89,856 6,045
Devon Energy Corp. 9,096 310
Diamondback Energy, Inc. 1,715 282
Dick's Sporting Goods, Inc. 1,549 372
Discover Financial Services 1,823 367
Dollar General Corp. 3,102 220
Dollar Tree, Inc.(Æ) 3,239 238
DoorDash , Inc. Class A(Æ) 14,836 2,801
Dover Corp. 2,366 482
Dow, Inc. 3,384 132
DR Horton, Inc. 11,133 1,580
eBay, Inc. 6,771 457
Ecolab, Inc. 1,570 393
Edison International 9,113 492
Edwards Lifesciences Corp.(Æ) 2,972 215
Electronic Arts, Inc. 2,127 261
Elevance Health, Inc. 16,062 6,356
Eli Lilly & Co. 14,510 11,769
EMCOR Group, Inc. 5,738 2,571
Emerson Electric Co. 3,559 462
Encompass Health Corp. 17,426 1,730
EOG Resources, Inc. 28,843 3,628
EPAM Systems, Inc.(Æ) 960 244
Equifax, Inc. 37,264 10,239
Equinix , Inc.(ö) 3,166 2,893
Erie Indemnity Co. Class A 1,170 471
Estee Lauder Cos., Inc. (The) Class A 3,588 299
Everest Re Group, Ltd. 583 203
Exact Sciences Corp.(Æ) 36,029 2,019
Exelon Corp. 6,383 255
Expand Energy Corp. 2,384 242
Expeditors International of Washington,
Inc. 2,045 232
Exxon Mobil Corp. 65,155 6,961
F5, Inc.(Æ) 1,377 409
FactSet Research Systems, Inc. 533 253
Fair Isaac Corp.(Æ) 1,100 2,061
Fastenal Co. 4,847 355
FedEx Corp. 3,551 941
Ferguson Enterprises, Inc. 3,278 594
Fiserv, Inc.(Æ) 15,616 3,374
Fortinet, Inc.(Æ) 11,827 1,193
Fortune Brands Innovations, Inc. 3,126 224
Fox Corp. Class B 41,913 2,037
Gap, Inc. (The) 40,870 984
Garmin, Ltd. 2,134 461
Gartner, Inc.(Æ) 1,932 1,049
GE Vernova , Inc. 4,044 1,508
General Dynamics Corp. 28,087 7,218
General Electric Co. 6,944 1,414
General Mills, Inc. 24,773 1,490
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Motors Co. 45,517 2,251
Genuine Parts Co. 1,756 204
Gilead Sciences, Inc. 22,501 2,187
Globus Medical, Inc. Class A(Æ) 10,186 944
Goldman Sachs Group, Inc. (The) 5,756 3,686
Graco , Inc. 2,431 205
GSK Finance No. 3 PLC 495,204 8,656
Haleon PLC 2,193,882 10,223
Halliburton Co. 87,830 2,285
Hartford Financial Services Group, Inc.
(The) 14,803 1,651
HCA Healthcare, Inc. 40,443 13,343
Henry Schein, Inc.(Æ) 3,270 262
Hershey Co. (The) 1,601 239
Hess Corp. 13,991 1,945
Hewlett Packard Enterprise Co. 16,503 350
HF Sinclair Corp. 4,219 152
Holcim AG(Æ) 7,400 744
Hologic , Inc.(Æ) 3,159 228
Home Depot, Inc. (The) 7,197 2,965
Honeywell International, Inc. 13,412 3,001
Hormel Foods Corp. 13,568 407
Hubbell, Inc. Class B 755 319
HubSpot , Inc.(Æ) 3,300 2,572
Humana, Inc. 5,063 1,485
Huntington Ingalls Industries, Inc. 1,838 363
IDEX Corp. 1,735 389
IDEXX Laboratories, Inc.(Æ) 5,085 2,146
Illinois Tool Works, Inc. 5,802 1,504
Incyte Corp.(Æ) 4,308 319
Insulet Corp.(Æ) 3,050 849
Intel Corp. 17,338 337
International Business Machines Corp. 2,189 560
Intuit, Inc. 798 480
Intuitive Surgical, Inc.(Æ) 10,942 6,257
Jack Henry & Associates, Inc. 1,280 223
JB Hunt Transport Services, Inc. 1,345 230
Johnson & Johnson 59,053 8,985
JPMorgan Chase & Co. 49,865 13,329
Juniper Networks, Inc. 46,191 1,610
Kellanova 12,243 1,001
Keurig Dr Pepper, Inc. 39,138 1,256
Keysight Technologies, Inc.(Æ) 1,732 309
Kimberly-Clark Corp. 17,377 2,258
Kirby Corp.(Æ) 10,624 1,160
KLA Corp. 1,561 1,152
Knight-Swift Transportation Holdings,
Inc. 4,632 264
Kroger Co. (The) 37,916 2,337
Lam Research Corp. 4,580 371
Lennar Corp. Class A 1,912 251
Linde PLC 23,976 10,696
LKQ Corp. 4,071 152
Lowe's Cos., Inc. 2,837 738
LPL Financial Holdings, Inc. 988 363
Lululemon Athletica , Inc.(Æ) 1,114 461
M&T Bank Corp. 1,700 342
Marathon Petroleum Corp. 2,023 295
Markel Group, Inc.(Æ) 150 274
MarketAxess Holdings, Inc. 155 34

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marsh & McLennan Cos., Inc. 24,651 5,346
Marvell Technology, Inc. 26,746 3,019
Masco Corp. 10,141 804
MasterCard, Inc. Class A 38,696 21,493
Match Group, Inc. 9,152 327
McCormick & Co., Inc. 10,667 824
McDonald's Corp. 36,276 10,473
Medtronic PLC 13,077 1,188
Merck & Co., Inc. 36,562 3,613
Meta Platforms, Inc. Class A 82,400 56,788
MetLife, Inc. 18,536 1,604
Mettler -Toledo International, Inc.(Æ) 1,633 2,228
Microchip Technology, Inc. 3,951 215
Microsoft Corp. 170,101 70,602
Millrose Properties, Inc. Class A(Æ)(Š) 956 11
Moderna , Inc.(Æ) 2,223 88
Molina Healthcare, Inc.(Æ) 8,121 2,521
Mondelez International, Inc. Class A 42,739 2,478
MongoDB, Inc.(Æ) 6,249 1,708
Monolithic Power Systems, Inc. 383 244
Monster Beverage Corp.(Æ) 5,547 270
Motorola Solutions, Inc. 5,183 2,432
MSCI, Inc. Class A 15,767 9,409
Mueller Industries, Inc. 22,893 1,803
Nestle SA 161,146 13,702
NetApp, Inc. 19,538 2,386
Netflix, Inc. Class B(Æ) 19,167 18,721
Nike, Inc. Class B 24,134 1,856
Nordson Corp. 859 189
Northrop Grumman Corp. 12,862 6,267
Novartis AG 129,765 13,600
Nucor Corp. 3,066 394
NVIDIA Corp. 298,549 35,847
NVR, Inc.(Æ) 50 401
Occidental Petroleum Corp. 4,173 195
Old Dominion Freight Line, Inc. 1,782 331
ON Semiconductor Corp.(Æ) 5,502 288
Ovintiv , Inc. 27,642 1,167
Owens Corning 1,910 352
PACCAR, Inc. 3,720 412
Packaging Corp. of America 5,300 1,127
Palantir Technologies, Inc. Class A(Æ) 14,724 1,215
Palo Alto Networks, Inc.(Æ) 2,016 372
Parker-Hannifin Corp. 4,916 3,476
Parsons Corp.(Æ) 18,716 1,484
Paychex, Inc. 13,301 1,964
Paycom Software, Inc. 654 136
PepsiCo, Inc. 39,806 5,998
Pfizer, Inc. 15,970 424
PG&E Corp. 47,757 747
Philip Morris International, Inc. 22,991 2,993
Phillips 66 2,320 273
Pinterest, Inc. Class A(Æ) 67,666 2,230
PNC Financial Services Group, Inc.
(The) 1,936 389
Pool Corp. 532 183
PPG Industries, Inc. 3,076 355
Principal Financial Group, Inc. 13,941 1,149
Procter & Gamble Co. (The) 56,748 9,420
Progressive Corp. (The) 9,620 2,371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PulteGroup, Inc. 3,451 393
QUALCOMM, Inc. 39,353 6,805
Quest Diagnostics, Inc. 1,464 239
Raytheon Technologies Corp. 32,009 4,127
Regeneron Pharmaceuticals, Inc. 600 404
Regions Financial Corp. 11,553 285
Reliance Steel & Aluminum Co. 817 237
ResMed , Inc. 1,572 371
Roche Holding AG 35,957 11,312
Roku, Inc.(Æ) 1,712 142
Rollins, Inc. 5,928 293
Ross Stores, Inc. 14,347 2,160
RPM International, Inc. 8,746 1,107
S&P Global, Inc. 24,276 12,658
Salesforce, Inc. 25,818 8,822
Sanofi SA 28,819 3,126
Schlumberger NV 37,711 1,519
Schneider Electric SE 50,552 12,783
Seagate Technology Holdings PLC 43,635 4,205
SEI Investments Co. 7,002 606
ServiceNow , Inc.(Æ) 4,210 4,287
Shell PLC 317,235 10,408
Sherwin-Williams Co. (The) 1,088 390
Simon Property Group, Inc.(ö) 7,061 1,228
Skyworks Solutions, Inc. 18,708 1,661
Snap-on, Inc. 2,704 960
Spotify Technology SA(Æ) 6,539 3,587
Steel Dynamics, Inc. 2,256 289
Synopsys, Inc.(Æ) 664 349
T Rowe Price Group, Inc. 2,252 263
Target Corp. 3,823 527
Tenaris SA 21,719 412
Teradyne, Inc. 1,877 217
Tesla, Inc.(Æ) 22,728 9,196
Texas Instruments, Inc. 2,559 472
Texas Pacific Land Corp. 462 599
TJX Cos., Inc. (The) 51,323 6,405
T-Mobile US, Inc. 13,622 3,173
Toro Co. (The) 2,149 179
Tractor Supply Co. 4,050 220
Trade Desk, Inc. (The) Class A(Æ) 22,645 2,688
Trane Technologies PLC 1,043 378
TransDigm Group, Inc. 7,136 9,657
Travelers Cos., Inc. (The) 10,328 2,532
Uber Technologies, Inc.(Æ) 193,150 12,912
Ulta Beauty, Inc.(Æ) 684 282
Union Pacific Corp. 12,315 3,052
United Airlines, Inc.(Æ) 48,972 5,183
United Parcel Service, Inc. Class B 4,635 529
United Rentals, Inc. 931 706
United Therapeutics Corp.(Æ) 909 319
UnitedHealth Group, Inc. 20,128 10,919
Universal Health Services, Inc. Class B 1,831 345
Unum Group 20,095 1,532
US Bancorp 4,136 198
US Foods Holding Corp.(Æ) 11,633 825
Valero Energy Corp. 3,354 446
Veeva Systems, Inc. Class A(Æ) 1,187 277
Ventas, Inc.(ö) 19,082 1,153
Verisk Analytics, Inc. Class A 1,301 374

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verizon Communications, Inc. 9,662 381
Vertex Pharmaceuticals, Inc.(Æ) 3,825 1,766
Viking Holdings, Ltd.(Æ) 43,073 2,181
Visa, Inc. Class A 17,452 5,965
W.W. Grainger, Inc. 295 313
Walmart, Inc. 63,030 6,187
Watsco , Inc. 570 273
Webster Financial Corp. 4,684 282
Wells Fargo & Co. 28,083 2,213
Welltower , Inc.(ö) 22,702 3,098
West Pharmaceutical Services, Inc. 689 235
Williams-Sonoma, Inc. 7,909 1,672
Workday, Inc. Class A(Æ) 1,060 278
WR Berkley Corp. 20,131 1,184
Zoetis, Inc. Class A 44,045 7,527
Zoom Video Communications, Inc.
Class A(Æ) 4,411 384
1,158,103
Total Common Stocks
(cost $1,380,575) 1,905,296
Preferred Stocks - 0.6%
Brazil - 0.1%
Raizen SA
1.508% (Ÿ) 3,030,290 985
Germany - 0.3%
Henkel AG & Co. KGaA
2.216% (Ÿ) 16,596 1,451
Volkswagen AG
9.309% (Ÿ) 44,615 4,573
6,024
South Korea - 0.2%
Samsung Electronics Co., Ltd.
2.920% (Ÿ) 150,204 4,403
Total Preferred Stocks
(cost $14,476) 11,412
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 62,951,656 (∞) 62,939
Total Short-Term Investments
(cost $62,941) 62,939
Total Investments - 98.1%
(identified cost $1,457,992) 1,979,647
Other Assets and Liabilities,
Net - 1.9%
38,762
Net Assets - 100.0%
2,018,409

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
ABN AMRO Bank NV 03/26/20 EUR 231,358 11.15 2,580
3,882
Aena SME SA 09/10/24 EUR 6,367 206.77 1,317
1,372
Kuaishou Technology 11/01/24 HKD 211,500 6.04 1,277
1,147
Poste Italiane SpA 09/10/24 EUR 13,769 13.73 189
209
WH Group, Ltd. 04/11/22 HKD 4,444,099 0.70 2,939
3,466
Zalando SE 10/01/24 EUR 4,050 32.03 130 151
10,227
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 543 USD 62,320 03/25
(1,929)
S&P 500 E-Mini Index Futures 821 USD 249,061 03/25
(2,156)
S&P/TSX 60 Index Futures 43 CAD 13,265 03/25
121
SPI 200 Index Futures 146 AUD 31,050 03/25 464
Short Positions
CAC40 Euro Index Futures 382 EUR 30,423 02/25
(1,769)
DAX Index Futures 48 EUR 26,179 03/25
(1,498)
EURO STOXX 50 Index Futures 307 EUR 16,243 03/25
(920)
FTSE 100 Index Futures 638 GBP 55,257 03/25
(3,121)
FTSE/MIB Index Futures 43 EUR 7,874 03/25
(418)
Hang Seng Index Futures 61 HKD 61,991 02/25
(221)
IBEX 35 Index Futures 63 EUR 7,808 02/25
(376)
MSCI Emerging Markets Index Futures 978 USD 53,321 03/25
1,230
MSCI Singapore Index Futures 225 SGD 8,803 02/25
(180)
OMXS30 Index Futures 298 SEK 79,678 02/25
(302)
TOPIX Index Futures 126 JPY 3,516,660 03/25 (412)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (11,487)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,361 EUR 2,266 02/04/25 (11)
Bank of America USD 253 GBP 204 02/04/25 —
Bank of America USD 1,252 JPY 193,906 02/04/25 (2)
Bank of America EUR 630 USD 654 02/04/25 —
Bank of America EUR 4,553 USD 4,728 03/19/25 (5)
Bank of America GBP 4,400 USD 5,489 03/19/25 35
Bank of America SEK 5,502 USD 499 02/04/25 2
Bank of New York USD 5,874 AUD 9,230 03/19/25 (134)
Bank of New York USD 4,439 JPY 667,640 03/19/25 (113)
Bank of New York CAD 5,115 USD 3,633 03/19/25 107
Bank of New York CHF 10,051 USD 11,500 03/19/25 409

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 75
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York EUR 21,428 USD 22,596 03/19/25 322
Bank of New York GBP 10,015 USD 12,767 03/19/25 350
Barclays USD 5,876 AUD 9,230 03/19/25 (136)
Barclays USD 4,429 JPY 667,640 03/19/25 (103)
Barclays CAD 5,115 USD 3,631 03/19/25 105
Barclays CHF 10,051 USD 11,488 03/19/25 397
Barclays EUR 21,428 USD 22,574 03/19/25 299
Barclays GBP 10,015 USD 12,756 03/19/25 341
BNP Paribas USD 5,871 AUD 9,230 03/19/25 (132)
BNP Paribas USD 4,439 JPY 667,640 03/19/25 (113)
BNP Paribas CAD 5,115 USD 3,633 03/19/25 107
BNP Paribas CHF 10,051 USD 11,496 03/19/25 407
BNP Paribas EUR 21,428 USD 22,580 03/19/25 306
BNP Paribas GBP 10,015 USD 12,761 03/19/25 345
HSBC USD 5,879 AUD 9,230 03/19/25 (140)
HSBC USD 4,432 JPY 667,640 03/19/25 (106)
HSBC CAD 5,115 USD 3,624 03/19/25 98
HSBC CHF 10,051 USD 11,513 03/19/25 423
HSBC EUR 21,428 USD 22,642 03/19/25 368
HSBC GBP 10,015 USD 12,773 03/19/25 357
State Street USD 606 AUD 973 02/03/25 (1)
State Street USD 512 BRL 3,003 02/03/25 1
State Street USD 6,413 DKK 45,281 03/19/25 (102)
State Street USD 51 EUR 49 02/03/25 —
State Street USD 117 EUR 112 02/03/25 (1)
State Street USD 120 EUR 115 02/03/25 (1)
State Street USD 53 GBP 42 02/03/25 —
State Street USD 4,046 NOK 45,071 03/19/25 (65)
State Street USD 168 NZD 290 03/19/25 (4)
State Street USD 1,846 SEK 20,102 03/19/25 (28)
State Street HKD 257 USD 33 02/04/25 —
State Street HKD 2,830 USD 364 03/19/25 1
State Street JPY 27,905 USD 181 02/03/25 1
State Street SEK 2,698 USD 244 02/03/25 1
State Street SGD 120 USD 90 03/19/25 1
Westpac USD 5,872 AUD 9,230 03/19/25 (132)
Westpac USD 4,439 JPY 667,640 03/19/25 (113)
Westpac CAD 5,115 USD 3,631 03/19/25 105
Westpac CHF 10,051 USD 11,496 03/19/25 405
Westpac EUR 21,428 USD 22,593 03/19/25 319
Westpac GBP 10,015 USD 12,765 03/19/25 349
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,519

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 7,846 $ —
$ —
$ 7,846
Austria — 8,539 —
—
8,539
Belgium — 4,100 —
—
4,100
Brazil 15,093 — —
—
15,093
Burkina Faso 962 — —
—
962
Canada 30,341 — —
—
30,341
China 8,020 11,467 —
—
19,487
Denmark — 15,783 —
—
15,783
Finland — 9,189 —
—
9,189
France — 84,187 —
—
84,187
Germany — 48,505 —
—
48,505
Hong Kong — 19,753 —
—
19,753
India 8,474 — —
—
8,474
Ireland 6,719 9,731 —
—
16,450
Israel — 600 —
—
600
Italy 2,359 20,329 —
—
22,688
Japan — 129,968 —
—
129,968
Luxembourg — 703 —
—
703
Macao — 771 —
—
771
Mexico 3,158 1,331 —
—
4,489
Netherlands 1,064 52,414 —
—
53,478
New Zealand — 938 —
—
938
Norway — 1,497 —
—
1,497
Russia — — —
—
—
Singapore 1,565 10,777 —
—
12,342
South Africa — 6,041 —
—
6,041
South Korea 3,659 22,242 —
—
25,901
Spain — 12,059 —
—
12,059
Sweden — 12,667 —
—
12,667
Switzerland — 16,370 —
—
16,370
Taiwan 45,502 4,799 —
—
50,301
Thailand — 8,378 —
—
8,378
United Kingdom 5,666 93,627 —
—
99,293
United States 1,073,126 84,966 11
—
1,158,103
Preferred Stocks 985 10,427 — — 11,412
Short-Term Investments — — — 62,939 62,939
Total Investments 1,206,693 710,004 11 62,939 1,979,647
Other Financial Instruments
Assets
Futures Contracts 1,815 — — — 1,815

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 77
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts 6 5,955 — — 5,961
Liabilities
Futures Contracts (13,302) — — — (13,302)
Foreign Currency Exchange Contracts (16) (1,426) — — (1,442)
Total Other Financial Instruments
*
$ (11,497) $ 4,529 $ — $ — $ (6,968)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
270,328
Consumer Staples ...............................................................................
105,829
Energy ................................................................................................
79,053
Financial Services ..............................................................................
360,856
Health Care ........................................................................................
206,640
Materials and Processing ...................................................................
70,449
Producer Durables ..............................................................................
195,386
Technology .........................................................................................
580,226
Utilities ...............................................................................................
36,529
Preferred Stocks
Consumer Discretionary ....................................................................
4,573
Consumer Staples ...............................................................................
1,451
Technology .........................................................................................
4,403
Utilities ...............................................................................................
985
Short-Term Investments .............................................................
62,939
Total Investments ............................................................................... 1,979,647
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 67,585 $ 323,558 $ 328,199 $ (3) $ (2) $ 62,939 $ 929 $ —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.4%
Argentina - 0.7%
Banco Macro SA - ADR(Æ) 12,744 1,268
Globant SA(Æ) 10,366 2,211
Grupo Financiero Galicia SA - ADR(Æ) 20,129 1,358
YPF SA - ADR(Æ) 11,160 440
5,277
Austria - 0.2%
Erste Group Bank AG 19,148 1,181
Brazil - 5.4%
Ambev SA 1,092,860 2,076
B3 SA - Brasil Bolsa Balcao 1,729,144 3,311
Banco do Brasil SA 515,295 2,441
BB Seguridade Participacoes SA 11,143 73
Centrais Eletricas Brasileiras SA 256,059 1,581
Cia De Saneamento Basico Do Estado
De Sao Paulo SABEPS(Æ) 50,762 822
Cosan SA 639,220 846
Dexco SA 948,467 958
Embraer SA(Æ) 268,854 2,746
Embraer SA - ADR(Æ) 4,817 197
Equatorial Energia SA 85,788 443
Localiza Rent a Car SA 184,393 974
Lojas Renner SA 1,190,935 2,782
MercadoLibre , Inc.(Æ) 2,053 3,946
Natura & Co. Holding SA 584,925 1,263
NU Holdings, Ltd. Class A(Æ) 231,924 3,071
Petroleo Brasileiro SA 92,164 657
Petroleo Brasileiro SA - ADR 74,820 1,063
PRIO SA(Æ) 134,506 943
Raia Drogasil SA 301,802 1,089
Suzano SA 58,334 623
Telefonica Brasil SA 37,845 336
TIM SA 280,304 749
Vale SA 172,417 1,598
Vale SA Class B - ADR 229,656 2,133
Vibra Energia SA 106,638 308
WEG SA 301,768 2,842
39,871
Canada - 0.2%
Barrick Gold Corp. 29,143 477
Celestica, Inc.(Æ) 6,194 765
1,242
Chile - 0.1%
Banco de Chile 3,348,250 415
China - 26.1%
3SBio, Inc. Class A(Æ)(Þ) 688,000 530
AAC Technologies Holdings, Inc. 77,000 396
Agricultural Bank of China, Ltd. Class
H 3,655,000 2,010
Alibaba Group Holding, Ltd. 1,099,200 13,262
Alibaba Group Holding, Ltd. - ADR 32,025 3,165
Aluminum Corp. of China, Ltd. Class A 1,571,000 1,688
Aluminum Corp. of China, Ltd. Class H 1,756,000 1,121
Anta Sports Products, Ltd. 303,400 3,211
Atour Lifestyle Holdings, Ltd. - ADR 42,626 1,168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Autohome , Inc. - ADR 54,665 1,532
Baidu, Inc. Class A(Æ) 316,350 3,581
Baidu, Inc. - ADR(Æ) 5,831 528
Bank of China, Ltd. Class H 4,153,000 2,143
Bank of Communications Co., Ltd.
Class H 741,000 599
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 448,600 762
BOE Technology Group Co., Ltd. Class
A 246,700 152
Bosideng International Holdings, Ltd. 912,000 440
BYD Co., Ltd. Class A 26,200 995
BYD Co., Ltd. Class H 56,000 1,962
CGN Power Co., Ltd. Class H(Þ) 1,075,000 347
China CITIC Bank Corp., Ltd. Class H 1,313,679 937
China Construction Bank Corp. Class H 6,969,712 5,662
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Hongqiao Group, Ltd. 206,000 344
China International Capital Corp., Ltd.
Class H(Þ) 798,000 1,322
China Life Insurance Co., Ltd. Class H 651,000 1,204
China Mengniu Dairy Co., Ltd. 1,130,000 2,247
China Merchants Bank Co., Ltd. Class
A 31,100 175
China Merchants Bank Co., Ltd. Class
H 1,064,852 5,818
China Oilfield Services, Ltd. Class H 802,000 723
China Overseas Land & Investment,
Ltd. 1,533,000 2,435
China Pacific Insurance Group Co., Ltd.
Class A 26,300 118
China Pacific Insurance Group Co., Ltd.
Class H 353,200 1,050
China Petroleum Engineering Co., Ltd.
Class A 648,000 309
China Resources Beverage Holdings
Co, Ltd.(Æ) 654,652 1,002
China Resources Gas Group, Ltd. 99,000 336
China Resources Land, Ltd. 617,500 1,869
China Tower Corp., Ltd. Class H(Þ) 6,608,000 951
China Yangtze Power Co., Ltd. Class A 281,293 1,121
CITIC Securities Co., Ltd. Class H 314,000 853
CITIC, Ltd. 479,000 540
CMOC Group, Ltd. Class A 348,200 348
CMOC Group, Ltd. Class H 297,000 218
Contemporary Amperex Technology
Co., Ltd. Class A 39,980 1,425
CSPC Pharmaceutical Group, Ltd. 727,000 412
Daqo New Energy Corp. - ADR(Æ) 20,687 371
DiDi Global, Inc. - ADR(Æ) 144,831 674
Eastroc Beverage Group Co., Ltd.(Æ) 31,225 1,048
ENN Energy Holdings, Ltd. 217,200 1,475
FinVolution Group - ADR 27,888 213
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 221,000 1,256
Full Truck Alliance Co., Ltd. - ADR 63,546 715
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 52,800 356
Gambol Pet Group Co., Ltd. Class A 18,700 255

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Geely Automobile Holdings, Ltd. 611,000 1,125
Giant Biogene Holding Co., Ltd.(Þ) 169,000 1,257
Great Wall Motor Co., Ltd. Class A 130,700 450
Great Wall Motor Co., Ltd. Class H 1,437,000 2,337
H World Group, Ltd. - ADR 81,809 2,629
Haidilao International Holding, Ltd.(Þ) 649,000 1,210
Haier Smart Home Co., Ltd. Class H 720,600 2,369
Hangzhou Tigermed Consulting Co.,
Ltd. Class H(Þ) 131,700 475
Henan Pinggao Electric Co., Ltd. Class
A 374,300 925
Huatai Securities Co., Ltd. Class A 275,000 647
Hygon Information Technology Co.,
Ltd. Class A 16,637 295
Industrial & Commercial Bank of
China, Ltd. Class H 2,948,401 2,005
JD Logistics, Inc.(Æ)(Þ) 165,200 283
JD.com, Inc. Class A 102,526 2,084
JD.com, Inc. - ADR 88,489 3,603
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 197,392 1,219
Jinduicheng Molybdenum Co., Ltd.
Class A 228,156 331
Kanzhun , Ltd. - ADR(Æ) 85,628 1,234
Kingsoft Corp., Ltd. 387,800 1,948
Kuaishou Technology(Æ)(Þ) 36,000 195
Kunlun Energy Co., Ltd. 316,000 302
Kweichow Moutai Co., Ltd. Class A 763 152
Lenovo Group, Ltd. 488,701 583
Li Ning Co., Ltd. 341,500 710
Longfor Group Holdings, Ltd.(Þ) 628,000 794
Meituan Class B(Æ)(Þ) 332,028 6,298
NetEase , Inc. 35,000 721
NetEase , Inc. - ADR 20,328 2,091
Neusoft Corp. Class A 150,000 197
Nongfu Spring Co., Ltd. Class H(Þ) 23,600 111
PDD Holdings, Inc. - ADR(Æ) 11,762 1,316
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,481,000 757
PICC Property & Casualty Co., Ltd.
Class H 564,545 917
Ping An Insurance Group Co. of China,
Ltd. Class A 86,200 608
Ping An Insurance Group Co. of China,
Ltd. Class H 950,000 5,325
Pop Mart Internaitonal Group, Ltd.(Þ) 164,000 1,981
Qifu Technology, Inc. - ADR 10,064 402
Qingdao Haier Co., Ltd. Class A 157,900 606
SF Holding Co., Ltd. Class H(Æ) 149,741 638
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,532,000 860
Shanghai Pudong Development Bank
Co., Ltd. Class A 245,838 362
Shenzhen Envicool Technology Co.,
Ltd. Class A 167,069 945
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 3,900 126
Sinopharm Group Co., Ltd. Class H 120,000 317
Sunny Optical Technology Group Co.,
Ltd. 100,300 896
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TAL Education Group - ADR 52,356 640
Tencent Holdings, Ltd. 501,380 26,422
Tingyi Cayman Islands Holding Corp. 46,000 70
Trip.com Group, Ltd.(Æ) 17,350 1,218
Trip.com Group, Ltd. - ADR(Æ) 71,874 5,043
Tsingtao Brewery Co., Ltd. Class H 16,000 98
UTour Group Co., Ltd. Class A(Æ) 352,500 359
Vipshop Holdings, Ltd. - ADR 35,846 515
Weichai Power Co., Ltd. Class H 1,638,000 2,840
Western Mining Co., Ltd. Class A 378,100 911
Wilmar International, Ltd. 750,800 1,719
Wuliangye Yibin Co., Ltd. Class A 69,200 1,221
WuXi AppTec Co., Ltd. Class H(Þ) 113,700 807
Xiaomi Corp. Class B(Æ)(Þ) 887,600 4,438
Xinyi Glass Holdings, Ltd. 1,056,000 976
Xinyi Solar Holdings, Ltd. 1,376,000 565
XPeng , Inc. Class A(Æ) 72,100 550
Yihai International Holding, Ltd. 147,000 253
Yum China Holdings, Inc. 34,506 1,596
Yunnan Aluminium Co., Ltd. Class A 73,900 168
Zhejiang China Commodities City
Group Co., Ltd. Class A 129,200 229
Zhejiang Longsheng Group Co., Ltd.
Class A 1,293,973 1,728
Zhejiang NHU Co., Ltd. Class A 224,393 698
Zhengzhou Yutong Bus Co., Ltd. Class
A 156,500 617
Zhongji Innolight Co., Ltd. Class A 17,100 272
Zhongsheng Group Holdings, Ltd. 636,000 1,003
Zijin Mining Group Co., Ltd. Class A 28,774 65
Zijin Mining Group Co., Ltd. Class H 1,724,000 3,226
ZTO Express (Cayman), Inc. 7,050 135
ZTO Express (Cayman), Inc. - ADR 77,461 1,445
191,837
Colombia - 0.3%
Bancolombia SA - ADR 33,731 1,334
Ecopetrol SA - ADR 60,913 565
1,899
Czech Republic - 0.0%
CEZ AS 7,706 338
France - 0.0%
LVMH Moet Hennessy Louis Vuitton
SE 453 326
Greece - 0.7%
Alpha Services and Holdings SA 753,881 1,386
Eurobank Ergasias SA 70,292 176
Mytilineos Holdings SA 6,370 229
National Bank of Greece SA 279,708 2,421
OPAP SA 44,760 768
Piraeus Financial Holdings SA 156,335 709
5,689
Hong Kong - 1.2%
AIA Group, Ltd. 288,800 2,031
ASM Pacific Technology, Ltd. 131,400 1,201
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. 928,000 733
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 4,972,000 1,804
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,611,000 2,817
8,654
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 39,651 290
OTP Bank PLC 55,076 3,408
Richter Gedeon Nyrt 4,326 112
3,810
India - 13.7%
ABB, Ltd. 20,947 1,416
Apollo Hospitals Enterprise, Ltd. 40,095 3,141
Asian Paints, Ltd. 17,018 451
Avenue Supermarts , Ltd.(Æ)(Þ) 19,116 807
Axis Bank, Ltd. 181,777 2,062
Bajaj Auto, Ltd. 4,706 480
Bajaj Finance, Ltd. 39,393 3,572
Bank of Baroda 74,476 183
Bharat Electronics, Ltd. 1,357,621 4,548
Bharat Petroleum Corp., Ltd. 374,099 1,120
Bharti Airtel, Ltd. 133,906 2,506
Bharti Infratel , Ltd.(Æ) 95,397 381
Britannia Industries, Ltd. 41,553 2,460
Canara Bank 555,561 595
Central Depository Services India, Ltd.
(Þ) 78,070 1,174
Cipla , Ltd. 82,366 1,408
Colgate-Palmolive India, Ltd. 1,221 40
Cummins India, Ltd. 5,023 169
Dabur India, Ltd. Class A 24,617 150
Dixon Technologies India, Ltd.(Þ) 5,409 934
DLF, Ltd. 141,335 1,215
Dr Reddy's Laboratories, Ltd. 54,930 772
GAIL India, Ltd. 611,570 1,244
GE Vernova T&D India, Ltd. 30,939 637
GMR Infrastructure, Ltd.(Æ) 932,490 781
Godrej Properties, Ltd.(Æ) 28,807 771
Grasim Industries, Ltd. 22,231 641
Havells India, Ltd. 9,120 164
HCL Technologies, Ltd. 114,268 2,275
HDFC Asset Management Co., Ltd.(Þ) 26,386 1,175
HDFC Bank, Ltd. 389,080 7,633
HDFC Life Insurance Co., Ltd.(Þ) 168,550 1,239
Hero MotoCorp, Ltd. 12,394 621
Hindalco Industries, Ltd. 191,764 1,314
Hindustan Aeronautics, Ltd.(Þ) 31,977 1,447
Hindustan Petroleum Corp., Ltd. 76,994 317
Hindustan Unilever, Ltd. 2,627 75
ICICI Bank, Ltd. 200,763 2,894
Indian Hotels Co., Ltd. (The) 240,740 2,122
Indian Oil Corp., Ltd. 225,949 334
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IndusInd Bank, Ltd. 99,866 1,141
Infosys, Ltd. 71,256 1,552
Infosys, Ltd. - ADR 66,033 1,449
InterGlobe Aviation, Ltd.(Æ)(Þ) 9,024 448
Kaynes Technology India, Ltd.(Æ) 5,844 322
Kfin Technologies Ltd. 42,240 530
Larsen & Toubro, Ltd. 26,352 1,084
Lupin , Ltd. 33,248 798
Macrotech Developers, Ltd.(Þ) 19,088 265
Mahindra & Mahindra, Ltd. 76,069 2,616
MakeMyTrip , Ltd.(Æ) 11,853 1,295
Maruti Suzuki India, Ltd. 1,091 155
Max Healthcare Institute, Ltd. 93,832 1,148
Mphasis , Ltd. 23,687 778
Multi Commodity Exchange of India,
Ltd. 5,636 370
Nestle India, Ltd. 4,677 125
Oberoi Realty, Ltd. 8,216 171
Oil India, Ltd. 42,311 205
Paradeep Phosphates, Ltd.(Þ) 191,053 248
PB Fintech, Ltd.(Æ) 34,742 688
Petronet LNG, Ltd. 65,204 237
Polycab India, Ltd. 7,595 529
Power Finance Corp., Ltd. 185,240 901
Power Grid Corp. of India, Ltd. 362,392 1,257
Reliance Industries, Ltd. 355,958 5,184
Rural Electrification Corp., Ltd. 86,672 446
Shriram Transport Finance Co, Ltd. 278,310 1,745
Siemens, Ltd. 16,228 1,137
State Bank of India 115,477 1,028
Sun Pharmaceutical Industries, Ltd. 145,255 2,923
Tata Consultancy Services, Ltd. 32,940 1,562
Tata Global Beverages, Ltd. 6,245 74
Tata Motors, Ltd. 94,736 780
Tata Steel, Ltd. 292,963 454
Tech Mahindra, Ltd. 8,806 170
Titan Co., Ltd. 52,947 2,129
Trent, Ltd. 21,762 1,440
Triveni Turbine, Ltd. 35,220 271
TVS Motor Co., Ltd. 26,569 753
UltraTech Cement, Ltd. 14,297 1,889
United Phosphorus, Ltd. 529,202 3,689
Varun Beverages, Ltd. 117,643 728
Vedanta, Ltd. 76,295 388
Wipro, Ltd. 40,164 145
100,515
Indonesia - 1.6%
Astra International Tbk PT 5,940,921 1,746
Bank Central Asia Tbk PT 7,368,700 4,267
Bank Mandiri Persero Tbk PT 3,107,100 1,141
Bank Rakyat Indonesia Persero Tbk PT 12,668,854 3,265
Sumber Alfaria Trijaya Tbk PT 540,377 95
Telkom Indonesia Persero Tbk PT 9,863,564 1,595
12,109
Kazakhstan - 0.6%
Air Astana JSC - GDR(Æ)(Þ) 33,434 201
Kaspi.KZ JSC - ADR 25,455 2,421

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kaspi.KZ JSC - GDR(Š)(Þ) 21,120 2,009
4,631
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 472,000 2,018
Sands China, Ltd.(Æ) 414,237 990
3,008
Malaysia - 0.7%
CIMB Group Holdings BHD 550,200 987
Gamuda BHD 839,600 759
Malayan Banking BHD 407,100 944
PETRONAS Chemicals Group BHD 691,400 720
Press Metal Berhad 50,700 55
Public Bank BHD 1,964,000 1,896
5,361
Mexico - 1.2%
America Movil SAB de CV 902,552 630
Arca Continental SAB de CV 90,581 828
BBB Foods, Inc. Class A(Æ) 12,180 378
Cemex SAB de CV - ADR 44,102 261
Fibra Uno Administracion SA de CV(ö) 38,348 40
Fresnillo PLC 217,730 1,874
Grupo Financiero Banorte SAB de CV
Class O 425,306 2,939
Kimberly-Clark de Mexico SAB de CV
Class A 522,106 781
Ternium SA - ADR 24,795 744
Vista Energy SAB de CV - ADR(Æ) 4,952 267
Wal-Mart de Mexico SAB de CV 23,547 61
8,803
Netherlands - 0.3%
ASML Holding NV Class G 2,314 1,711
Ferrari NV 1,525 653
2,364
Peru - 0.4%
Credicorp , Ltd. 17,056 3,123
Philippines - 0.4%
BDO Unibank , Inc. 631,624 1,488
International Container Terminal
Services, Inc. 182,240 1,093
SM Investments Corp. 7,500 100
2,681
Poland - 0.7%
Bank Polska Kasa Opieki SA 7,084 277
Dino Polska SA(Æ)(Þ) 14,214 1,573
KGHM Polska Miedz SA 4,521 138
ORLEN SA 42,064 556
Powszechna Kasa Oszczednosci Bank
Polski SA 128,180 2,110
Powszechny Zaklad Ubezpieczen SA 65,231 799
5,453
Qatar - 0.1%
Qatar National Bank QPSC 128,245 588
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania - 0.1%
NEPI Rockcastle NV(Æ) 54,700 412
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Æ)(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
—
Saudi Arabia - 2.5%
Al Rajhi Bank 172,730 4,555
Alinma Bank 86,153 686
Almarai Co. JSC 31,533 495
Arab National Bank 55,914 319
Banque Saudi Fransi 81,845 350
Dr Sulaiman Al Habib Medical Services
Group Co. 14,317 1,115
Elm Co. 2,683 833
Etihad Etisalat Co. 112,237 1,732
Leejam Sports Co. 2,254 109
Ridyadh Cables Group Co. 5,414 205
Riyad Bank 24,181 189
SABIC Agri -Nutrients Co. 15,185 465
Saudi Arabian Mining Co.(Æ) 35,605 462
Saudi Arabian Oil Co.(Þ) 117,701 872
Saudi British Bank (The) 304,720 2,919
Saudi National Bank (The) 156,518 1,427
Saudi Telecom Co. 132,928 1,542
18,275
Singapore - 0.9%
Grab Holdings, Ltd. Class A(Æ) 301,248 1,380
SEA, Ltd. - ADR(Æ) 42,161 5,135
6,515
South Africa - 2.8%
Absa Group, Ltd. 283,840 2,823
Anglogold Ashanti PLC 176,455 5,325
Aspen Pharmacare Holdings, Ltd. 113,833 1,086
Bid Corp., Ltd. 24,747 631
Bidvest Group, Ltd. (The) 25,886 353
Clicks Group, Ltd. 26,469 508
FirstRand, Ltd. 102,196 417
Foschini Group, Ltd. (The) 104,263 793
Gold Fields, Ltd. - ADR 113,287 1,933
Impala Platinum Holdings, Ltd.(Æ) 71,968 397
Mr Price Group, Ltd. 60,955 813
Naspers, Ltd. Class N 8,464 1,779
Nedbank Group, Ltd. 44,459 652
Sanlam, Ltd. 129,172 563
Sasol, Ltd. - ADR 213,824 991
Sibanye Stillwater, Ltd.(Æ) 803,019 769

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Bank Group, Ltd. 67,038 781
20,614
South Korea - 10.5%
Amorepacific Corp. 32,812 2,905
Celltrion , Inc. 600 74
Coupang , Inc.(Æ) 72,953 1,715
DB Insurance Co., Ltd. 27,904 1,858
Hana Financial Group, Inc. 51,872 2,150
Hankook Tire & Technology Co., Ltd. 54,007 1,508
HD Hyundai Electric Co., Ltd. 8,840 2,480
HD Hyundai Heavy Industries Co., Ltd.
(Æ) 6,159 1,311
Hyundai Glovis Co., Ltd. 4,069 416
Hyundai Heavy Industries Co., Ltd.(Æ) 23,578 3,732
Hyundai Mobis Co., Ltd. 15,430 2,791
Hyundai Motor Co. 9,093 1,277
Hyundai Robotics Co., Ltd. 17,522 998
Hyundai Rotem Co., Ltd. 8,306 337
KB Financial Group, Inc. 68,914 4,319
Kia Corp. 12,407 867
KIWOOM Securities Co., Ltd. 1,866 160
Korea Electric Power Corp. 116,664 1,680
Korea Investment Holdings Co., Ltd. 33,899 1,836
KT&G Corp. 12,997 985
LG Chem , Ltd. 5,600 905
LG Corp. Class H 7,458 381
LG Electronics, Inc. Class H 6,254 359
Mando Corp. 51,025 1,551
NAVER Corp. 1,953 289
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,757 2,038
Samsung C&T Corp. 6,908 568
Samsung Electro-Mechanics Co., Ltd. 28,962 2,638
Samsung Electronics Co., Ltd. 386,028 13,768
Samsung Fire & Marine Insurance Co.,
Ltd. 6,461 1,676
Samsung Heavy Industries Co., Ltd.(Æ) 134,782 1,198
Samsung Life Insurance Co., Ltd. 6,759 414
Samsung SDI Co., Ltd. 1,699 256
Samsung SDS Co., Ltd. 3,036 251
Samsung Securities Co., Ltd. 33,625 1,045
Samsung Techwin Co., Ltd. 2,453 673
Shinhan Financial Group Co., Ltd. 91,884 3,207
SK Hynix, Inc. 58,375 7,941
SK Square Co., Ltd.(Æ) 6,918 443
SK Telecom Co., Ltd. 35,074 1,336
S-Oil Corp. 23,065 965
Woori Financial Group, Inc. 158,379 1,750
77,051
Taiwan - 15.4%
Accton Technology Corp. 171,000 3,939
ASE Technology Holding Co., Ltd. 211,000 1,068
Asia Cement Corp. 22,000 27
Asustek Computer, Inc. 103,799 1,903
Bizlink Holding, Inc. 139,887 2,676
Catcher Technology Co., Ltd. 59,000 356
Cathay Financial Holding Co., Ltd. 620,000 1,236
China Airlines, Ltd. 243,000 191
China Development Financial Holding
Corp. 474,000 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Compal Electronics, Inc. 1,251,000 1,380
CTBC Financial Holding Co., Ltd. 1,280,000 1,541
Delta Electronics, Inc. 48,000 633
E Ink Holdings, Inc. 68,000 573
Eva Airways Corp. 450,000 647
First Financial Holding Co., Ltd. 73,124 61
Fubon Financial Holding Co., Ltd. 1,283,750 3,576
Hiwin Technologies Corp. 241,000 2,096
Hon Hai Precision Industry Co., Ltd. 761,000 4,117
Lai Yih Footwear Co., Ltd.(Æ) 25,000 380
Largan Precision Co., Ltd. 29,000 2,406
Lite-On Technology Corp. 15,107 50
MediaTek , Inc. 206,000 9,083
Mega Financial Holding Co., Ltd. 65,238 77
Pegatron Corp. 176,000 511
Quanta Computer, Inc. 102,000 825
Realtek Semiconductor Corp. 68,000 1,111
SinoPac Financial Holdings Co., Ltd. 760,375 522
Synnex Technology International Corp. 12,000 26
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,609,000 54,670
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 55,626 11,644
Uni -President Enterprises Corp. 414,000 975
United Microelectronics Corp. 534,000 634
Wistron Corp. 260,000 861
Wiwynn Corp. 8,000 538
WPG Holdings, Ltd. 148,000 316
Yageo Corp. 31,065 503
Yuanta Financial Holding Co., Ltd. 1,919,740 2,000
113,397
Thailand - 2.1%
Advanced Info Service PCL 151,800 1,277
Amata Corp. PCL 205,100 152
Bangkok Bank PCL 388,800 1,777
Bangkok Dusit Medical Services PCL 591,000 412
Central Pattana PCL 100,000 157
Charoen Pokphand Foods PCL 2,918,800 1,906
CP ALL PCL 578,000 890
Indorama Ventures PCL 1,396,400 950
I-TAIL Corp. PCL 531,200 268
Kasikornbank PCL 201,800 961
PTT Exploration & Production PCL 479,400 1,805
PTT PCL 723,800 676
SCB X PCL 433,000 1,604
Siam Cement PCL (The) 106,500 487
Thai Beverage PCL 3,478,200 1,368
Thai Union Group PCL 809,600 288
True Corp. PCL(Æ) 380,800 132
WHA Corp PCL 2,314,200 326
15,436
Turkey - 0.8%
Akbank TAS 1,125,816 2,020
Astor Transformator Enerji Turizm
Insaat Ve Petrol Sanayi Ticaret AS 43,145 142
BIM Birlesik Magazalar AS 83,673 1,278
Coca-Cola Icecek AS 514,261 817
Is Yatirim Menkul Degerler AS 335,220 418

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mavi Giyim Sanayi Ve Ticaret AS Class
B(Þ) 363,227 720
Turkiye Petrol Rafinerileri AS 123,416 484
5,879
United Arab Emirates - 1.8%
Abu Dhabi Commercial Bank PJSC 170,841 557
Aldar Properties PJSC 1,077,988 2,243
Americana Restaurants International
PLC 312,026 204
Dubai Islamic Bank PJSC 70,706 148
Emaar Development PJSC 79,344 284
Emaar Properties PJSC 1,869,625 6,874
Emirates NBD Bank PJSC 139,817 793
First Abu Dhabi Bank PJSC 344,012 1,361
Salik Co. PJSC 646,864 854
13,318
United Kingdom - 0.1%
BAE Systems PLC 6,907 105
Coca-Cola Europacific Partners PLC 5,679 446
551
United States - 1.5%
Cognizant Technology Solutions Corp.
Class A 30,590 2,527
Freeport-McMoRan, Inc. 52,908 1,897
JBS SA 61,700 374
Meta Platforms, Inc. Class A 4,178 2,879
Microsoft Corp. 2,347 974
Netflix, Inc. Class B(Æ) 943 921
NVIDIA Corp. 9,101 1,093
Spotify Technology SA(Æ) 738 405
11,070
Vietnam - 0.4%
FPT Corp. 160,000 975
Vietnam Dairy Products JSC 876,200 2,174
3,149
Total Common Stocks
(cost $564,257) 694,842
Preferred Stocks - 1.1%
Brazil - 1.0%
Banco Bradesco SA
9.247% (Ÿ)(Æ) 529,400 1,095
Cia Energetica de Minas Gerais
11.951% (Ÿ) 1,289,818 2,419
Itau Unibanco Holding SA
12.207% (Ÿ) 334,946 1,938
Petroleo Brasileiro SA
15.848% (Ÿ) 276,816 1,785
7,237
Russia - 0.0%
Sberbank of Russia PJSC
0.000% (Æ)(Š) 348,120 —
Surgutneftegas PJSC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% (Æ)(Š) 2,472,400 —
—
South Korea - 0.1%
Hyundai Motor Co.
9.006% (Ÿ) 2,901 329
Samsung Electronics Co., Ltd.
2.920% (Ÿ) 11,894 349
678
Total Preferred Stocks
(cost $8,705) 7,915
Warrants and Rights - 0.0%
Argentina - 0.0%
Grupo Financiero Galicia SA(Æ)
2025
Rights
224 3
Brazil - 0.0%
Equatorial Energia SA(Æ)
2025 Rights 294 —
Total Warrants and Rights
(cost $—) 3
Short-Term Investments - 4.3%
United States - 4.3%
U.S. Cash Management Fund(@) 31,567,728 (∞) 31,561
Total Short-Term Investments
(cost $31,563) 31,561
Total Investments - 99.8%
(identified cost $604,525) 734,321
Other Assets and Liabilities,
Net - 0.2%
1,301
Net Assets - 100.0%
735,622

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.3%
3SBio, Inc. 10/09/24 HKD 688,000 0.80 550
530
Air Astana JSC 04/24/24 33,434 8.60 287
201
Avenue Supermarts , Ltd. 03/20/24 INR 19,116 55.32 1,057
807
Central Depository Services India, Ltd. 01/03/24 INR 78,070 11.59 905
1,174
CGN Power Co., Ltd. 05/29/24 HKD 1,075,000 0.39 415
347
China International Capital Corp., Ltd. 10/28/20 HKD 798,000 1.99 1,587
1,322
China Tower Corp., Ltd. 06/30/21 HKD 6,608,000 0.14 916
951
Dino Polska SA 06/24/19 PLN 14,214 34.49 490
1,573
Dixon Technologies India, Ltd. 12/11/24 INR 5,409 202.03 1,093
934
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 52,800 4.68 247
356
Giant Biogene Holding Co., Ltd. 04/17/24 HKD 169,000 5.35 904
1,257
Haidilao International Holding, Ltd. 09/13/23 HKD 649,000 2.61 1,692
1,210
Hangzhou Tigermed Consulting Co., Ltd. 09/13/23 HKD 131,700 5.40 712
475
HDFC Asset Management Co., Ltd. 07/31/24 INR 26,386 52.56 1,387
1,175
HDFC Life Insurance Co., Ltd. 09/20/23 INR 168,550 7.68 1,294
1,239
Hindustan Aeronautics, Ltd. 04/13/22 INR 31,977 23.22 742
1,447
InterGlobe Aviation, Ltd. 12/13/23 INR 9,024 35.82 323
448
JD Logistics, Inc. 12/11/24 HKD 165,200 1.86 308
283
Kaspi.KZ JSC 01/10/24 21,120 99.23 2,096
2,009
Kuaishou Technology 11/13/24 HKD 36,000 6.69 241
195
Longfor Group Holdings, Ltd. 11/19/18 HKD 628,000 2.01 1,263
794
Macrotech Developers, Ltd. 02/07/24 INR 19,088 13.67 261
265
Mavi Giyim Sanayi Ve Ticaret AS 10/09/24 TRY 363,227 2.38 865
720
Meituan 06/19/24 HKD 332,028 15.57 5,171
6,298
Nongfu Spring Co., Ltd. 02/27/24 HKD 23,600 5.70 134
111
Paradeep Phosphates, Ltd. 12/18/24 INR 191,053 1.33 255
248
Pop Mart Internaitonal Group, Ltd. 11/08/23 HKD 164,000 6.56 1,076
1,981
Samsung Biologics Co., Ltd. 03/03/20 KRW 2,757 601.59 1,659
2,038
Saudi Arabian Oil Co. 11/27/24 SAR 117,701 7.42 873
872
WH Group, Ltd. 01/31/24 HKD 3,611,000 0.60 2,154
2,817
WuXi AppTec Co., Ltd. 12/18/24 HKD 113,700 7.10 807
807
Xiaomi Corp. 09/13/23 HKD 887,600 2.35 2,082 4,438
39,322
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI Emerging Markets Index Futures 600 USD 32,712 03/25 (344)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (344)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 277 SAR 1,040 01/31/25 —
State Street THB 2,935 USD 87 02/03/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 85
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 5,277 $ — $ —
$ —
$ 5,277
Austria — 1,181 —
—
1,181
Brazil 39,871 — —
—
39,871
Canada 1,242 — —
—
1,242
Chile 415 — —
—
415
China 29,520 162,317 —
—
191,837
Colombia 1,899 — —
—
1,899
Czech Republic — 338 —
—
338
France — 326 —
—
326
Greece — 5,689 —
—
5,689
Hong Kong — 8,586 68
—
8,654
Hungary — 3,810 —
—
3,810
India 2,745 97,770 —
—
100,515
Indonesia — 12,109 —
—
12,109
Kazakhstan 2,421 201 2,009
—
4,631
Macao — 3,008 —
—
3,008
Malaysia — 5,361 —
—
5,361
Mexico 6,929 1,874 —
—
8,803
Netherlands 2,364 — —
—
2,364
Peru 3,123 — —
—
3,123
Philippines — 2,681 —
—
2,681
Poland — 5,453 —
—
5,453
Qatar — 588 —
—
588
Romania — 412 —
—
412
Russia — — —
—
—
Saudi Arabia — 18,275 —
—
18,275
Singapore 6,515 — —
—
6,515
South Africa 5,007 15,607 —
—
20,614
South Korea 1,715 75,336 —
—
77,051
Taiwan 11,644 101,753 —
—
113,397
Thailand — 15,436 —
—
15,436
Turkey — 5,879 —
—
5,879
United Arab Emirates — 13,318 —
—
13,318
United Kingdom 446 105 —
—
551
United States 11,070 — —
—
11,070
Vietnam — 3,149 —
—
3,149
Preferred Stocks 7,237 678 — — 7,915
Warrants and Rights 3 — — — 3
Short-Term Investments — — — 31,561 31,561
Total Investments 139,443 561,240 2,077 31,561 734,321
Other Financial Instruments

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (344) — — — (344)
Total Other Financial Instruments
*
$ (344) $ — $ — $ — $ (344)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
136,980
Consumer Staples ...............................................................................
36,697
Energy ................................................................................................
19,754
Financial Services ..............................................................................
180,426
Health Care ........................................................................................
21,612
Materials and Processing ...................................................................
49,448
Producer Durables ..............................................................................
43,191
Technology .........................................................................................
185,595
Utilities ...............................................................................................
21,139
Preferred Stocks
Consumer Discretionary ....................................................................
329
Energy ................................................................................................
1,785
Financial Services ..............................................................................
3,033
Technology .........................................................................................
349
Utilities ...............................................................................................
2,419
Warrants and Rights ...................................................................
3
Short-Term Investments .............................................................
31,561
Total Investments ............................................................................... 734,321
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,825 $ 86,900 $ 89,162 $ (2) $ — $ 31,561 $ 331 $ —

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.3%
Consumer Discretionary - 15.1%
Amazon.com, Inc.(Æ) 1,895,275 450,469
Autoliv , Inc. 103,159 9,971
AutoZone, Inc.(Æ) 3,781 12,667
Best Buy Co., Inc. 36,279 3,115
Capri Holdings, Ltd.(Æ) 255,643 6,335
Charter Communications, Inc. Class A(Æ) 13,349 4,612
Chipotle Mexican Grill, Inc. Class A(Æ) 475,800 27,763
Comcast Corp. Class A 1,106,585 37,248
Costco Wholesale Corp. 119,777 117,367
Dollar General Corp. 349,981 24,870
Dollar Tree, Inc.(Æ) 5,970 438
DR Horton, Inc. 169,618 24,069
eBay, Inc. 26,648 1,798
Expedia Group, Inc. 5,900 1,009
Ford Motor Co. 577,448 5,821
Fox Corp. Class A 190,145 9,732
Garmin, Ltd. 46,864 10,116
General Motors Co. 778,819 38,520
Grand Canyon Education, Inc.(Æ) 17,657 3,101
Hilton Worldwide Holdings, Inc. 58,633 15,014
Home Depot, Inc. (The) 96,059 39,574
Lennar Corp. Class A 115,250 15,125
Lennar Corp. Class B 56 7
Liberty Media Corp. Class A(Æ) 21,159 1,523
Lithia Motors, Inc. Class A 20,974 7,888
Live Nation Entertainment, Inc.(Æ) 84,263 12,191
Lowe's Cos., Inc. 185,439 48,221
Marriott International, Inc. Class A 7,893 2,294
McDonald's Corp. 5,663 1,635
MGM Resorts International(Æ) 39,013 1,345
Millrose Properties, Inc. Class A(Æ)(Š) 57,653 638
Netflix, Inc. Class B(Æ) 73,342 71,637
New York Times Co. (The) Class A 69,057 3,750
News Corp. Class A 251,088 7,061
Nike, Inc. Class B 225,594 17,348
nVent Electric PLC 6,066 395
NVR, Inc.(Æ) 875 7,014
O'Reilly Automotive, Inc.(Æ) 39,735 51,434
PulteGroup, Inc. 240,752 27,393
Raytheon Technologies Corp. 228,015 29,402
Ross Stores, Inc. 30,823 4,641
Royal Caribbean Cruises, Ltd. 10,518 2,804
Sirius Xm Holdings, Inc. 304,824 7,319
Starbucks Corp. 277,798 29,913
Tapestry, Inc. 78,600 5,733
Target Corp. 205,924 28,399
Tesla, Inc.(Æ) 295,664 119,626
TJX Cos., Inc. (The) 206,593 25,781
Travel + Leisure Co. 52,623 2,860
Ulta Beauty, Inc.(Æ) 13,081 5,391
Walmart, Inc. 526,143 51,646
Walt Disney Co. (The) 145,102 16,405
Wyndham Hotels & Resorts, Inc. 59,865 6,287
Yum China Holdings, Inc. 29,534 1,366
Yum! Brands, Inc. 284,366 37,110
1,495,191
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.0%
Ambev SA - ADR 3,573,200 6,610
Archer-Daniels-Midland Co. 158,899 8,140
Church & Dwight Co., Inc. 14,788 1,560
Coca-Cola Co. (The) 102,679 6,518
Coca-Cola Europacific Partners PLC 72,498 5,695
Colgate-Palmolive Co. 61,226 5,308
Conagra Brands, Inc. 350,074 9,063
Constellation Brands, Inc. Class A 26,679 4,824
CVS Health Corp. 858,672 48,498
Estee Lauder Cos., Inc. (The) Class A 217,849 18,175
General Mills, Inc. 30,682 1,845
Haleon PLC - ADR 958,773 9,080
Hershey Co. (The) 32,399 4,836
Ingredion, Inc. 138,487 18,895
Kenvue , Inc. 568,345 12,100
Keurig Dr Pepper, Inc. 14,941 480
Kimberly-Clark Corp. 5,800 754
Kroger Co. (The) 975,852 60,152
Molson Coors Beverage Co. Class B 200,585 10,982
Mondelez International, Inc. Class A 349,771 20,283
Monster Beverage Corp.(Æ) 73,984 3,604
PepsiCo, Inc. 241,330 36,366
Philip Morris International, Inc. 112,197 14,608
Procter & Gamble Co. (The) 407,725 67,678
Sysco Corp. 51,834 3,780
Tyson Foods, Inc. Class A 256,426 14,485
Unilever PLC - ADR 15,084 866
395,185
Energy - 3.5%
BP PLC - ADR 442,805 13,754
Canadian Natural Resources, Ltd. 278,164 8,442
Chevron Corp. 241,030 35,959
Devon Energy Corp. 583,655 19,903
Diamondback Energy, Inc. 114,378 18,799
Eaton Corp. PLC 105,586 34,467
EOG Resources, Inc. 137,921 17,349
EQT Corp. 152,172 7,779
Exxon Mobil Corp. 819,242 87,520
Hess Corp. 80,704 11,220
Magna International, Inc. Class A 249,399 9,894
Marathon Petroleum Corp. 64,204 9,355
Occidental Petroleum Corp. 398,648 18,597
Phillips 66 103,255 12,171
Shell PLC - ADR 363,675 23,948
Valero Energy Corp. 133,607 17,770
346,927
Financial Services - 13.9%
AerCap Holdings NV 393,077 37,578
Aflac, Inc. 25,549 2,743
Allstate Corp. (The) 132,623 25,507
American Express Co. 170,417 54,099
American International Group, Inc. 99,016 7,293
American Tower Corp.(ö) 86,616 16,020
Ameriprise Financial, Inc. 5,878 3,194
Annaly Capital Management, Inc.(ö) 99,532 2,031
Aon PLC Class A 59,307 21,992
Apollo Global Management, Inc. 159,449 27,263

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arthur J Gallagher & Co. 28,088 8,477
Assurant, Inc. 5,910 1,272
Assured Guaranty, Ltd. 599 57
AvalonBay Communities, Inc.(ö) 5,000 1,108
Bank of America Corp. 854,831 39,579
Bank OZK 21,974 1,116
Berkshire Hathaway, Inc. Class B(Æ) 185,181 86,789
Capital One Financial Corp. 147,276 30,002
Carlyle Group, Inc. (The) 624,667 35,081
Charles Schwab Corp. (The) 196,141 16,225
Chubb, Ltd. 142,769 38,816
Cincinnati Financial Corp. 26,369 3,614
Citigroup, Inc. 961,414 78,288
Citizens Financial Group, Inc. 462,301 21,992
CME Group, Inc. Class A 14,101 3,335
Discover Financial Services 35,490 7,137
East West Bancorp, Inc. 28,223 2,906
Equinix , Inc.(ö) 32,204 29,423
Evercore , Inc. Class A 14,201 4,136
Everest Re Group, Ltd. 900 313
Fifth Third Bancorp 276,742 12,262
First Citizens BancShares , Inc. Class A 1,845 4,068
Goldman Sachs Group, Inc. (The) 12,071 7,730
Hartford Financial Services Group, Inc.
(The) 63,811 7,118
Huntington Bancshares, Inc. 831,115 14,295
Intercontinental Exchange, Inc. 163,857 26,189
Janus Henderson Group PLC 119,188 5,355
JPMorgan Chase & Co. 357,953 95,681
Kimco Realty Corp.(ö) 434,379 9,752
Markel Group, Inc.(Æ) 9,476 17,329
MasterCard, Inc. Class A 257,728 143,150
MetLife, Inc. 171,966 14,877
Morgan Stanley 198,001 27,409
Northern Trust Corp. 1,828 205
PNC Financial Services Group, Inc. (The) 22,409 4,503
Progressive Corp. (The) 233,134 57,454
Prologis, Inc.(ö) 21,459 2,559
Prudential Financial, Inc. 67,246 8,121
Public Storage(ö) 20,445 6,102
Raymond James Financial, Inc. 10,375 1,748
Regions Financial Corp. 1,024,478 25,243
Reinsurance Group of America, Inc. Class A 68,169 15,533
Simon Property Group, Inc.(ö) 3 1
State Street Corp. 42,925 4,362
Synchrony Financial 264,937 18,275
Torchmark Corp. 116,150 14,181
Travelers Cos., Inc. (The) 26,691 6,544
Truist Financial Corp. 8,224 392
US Bancorp 135,069 6,454
Visa, Inc. Class A 289,631 98,996
Voya Financial, Inc. 21,215 1,506
Webster Financial Corp. 19,386 1,168
Wells Fargo & Co. 1,048,463 82,619
Welltower , Inc.(ö) 58,700 8,011
Willis Towers Watson PLC 62,325 20,540
WR Berkley Corp. 98,367 5,787
1,382,905
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 10.7%
Abbott Laboratories 254,958 32,617
AbbVie, Inc. 303,906 55,888
ABIOMED, Inc.(Š) 9,546 —
Agilent Technologies, Inc. 135,825 20,580
Amgen, Inc. 53,187 15,181
AstraZeneca PLC - ADR 68,212 4,827
Becton Dickinson & Co. 1,334 330
Biogen, Inc.(Æ) 11,230 1,616
Boston Scientific Corp.(Æ) 371,420 38,019
Bristol Myers Squibb Co. 546,306 32,205
Cigna Group (The) 92,006 27,069
Danaher Corp. 208,019 46,334
Dentsply Sirona, Inc. 369,277 7,297
Elevance Health, Inc. 58,028 22,962
Eli Lilly & Co. 58,299 47,285
Exelixis , Inc.(Æ) 203,432 6,744
GE HealthCare Technologies, Inc. 10,656 941
Gilead Sciences, Inc. 58,798 5,715
GSK PLC - ADR 663,967 23,418
HCA Healthcare, Inc. 17,182 5,668
Henry Schein, Inc.(Æ) 92,338 7,387
Humana, Inc. 92,896 27,240
IDEXX Laboratories, Inc.(Æ) 19,912 8,404
Intuitive Surgical, Inc.(Æ) 111,532 63,783
IQVIA Holdings, Inc.(Æ) 36,190 7,287
Jazz Pharmaceuticals PLC(Æ) 47,227 5,874
Johnson & Johnson 300,619 45,739
Koninklijke Philips NV(Æ) 397,620 10,966
Labcorp Holdings, Inc. 10,723 2,679
McKesson Corp. 54,558 32,448
Medtronic PLC 94,373 8,571
Merck & Co., Inc. 310,510 30,685
Novo Nordisk A/S - ADR 183,115 15,464
Organon & Co. 532,422 8,284
Pfizer, Inc. 137,510 3,647
Regeneron Pharmaceuticals, Inc. 69,828 46,993
ResMed , Inc. 11,906 2,812
Royalty Pharma PLC Class A 724,095 22,867
Sanofi SA - ADR 88,491 4,809
Sarepta Therapeutics, Inc.(Æ) 21,921 2,493
Stryker Corp. 30,069 11,766
Thermo Fisher Scientific, Inc. 105,055 62,797
UnitedHealth Group, Inc. 269,899 146,417
Universal Health Services, Inc. Class B 24,354 4,592
Veeva Systems, Inc. Class A(Æ) 31,948 7,452
Vertex Pharmaceuticals, Inc.(Æ) 79,314 36,618
Viatris , Inc. 705,614 7,959
Waters Corp.(Æ) 24,577 10,211
West Pharmaceutical Services, Inc. 48,084 16,423
Zoetis, Inc. Class A 13,700 2,341
1,059,704
Materials and Processing - 3.6%
Air Products & Chemicals, Inc. 1,928 646
Ball Corp. 28,448 1,585
Builders FirstSource , Inc.(Æ) 93,748 15,682
Carrier Global Corp. 231,724 15,150
Celanese Corp. Class A 427,798 30,391
CF Industries Holdings, Inc. 7,466 688

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart , Inc.(Æ) 355,945 20,620
Crown Holdings, Inc. 52,077 4,575
Dow, Inc. 33,546 1,310
DuPont de Nemours, Inc. 273,418 20,998
Ecolab, Inc. 98,808 24,721
Fastenal Co. 23,087 1,691
FMC Corp. 350,253 19,537
Fortune Brands Innovations, Inc. 40,496 2,902
Freeport-McMoRan, Inc. 222,415 7,974
General Electric Co. 31,968 6,508
Ingevity Corp.(Æ) 4,417 200
Johnson Controls International PLC 20,895 1,630
Linde PLC 139,210 62,104
Martin Marietta Materials, Inc. 15,737 8,563
Masco Corp. 34,631 2,746
Mohawk Industries, Inc.(Æ) 58,774 7,188
Mosaic Co. (The) 467,987 13,052
NewMarket Corp. 3,892 1,938
Nucor Corp. 36,393 4,674
Owens Corning 19,365 3,574
Packaging Corp. of America 39,823 8,469
PPG Industries, Inc. 4,923 568
Reliance Steel & Aluminum Co. 6,664 1,929
Rio Tinto PLC - ADR 37,916 2,291
Royal Gold, Inc. 14,458 2,022
Sherwin-Williams Co. (The) 33,803 12,107
Steel Dynamics, Inc. 92,153 11,814
Trane Technologies PLC 101,010 36,641
United States Steel Corp. 128,633 4,740
361,228
Producer Durables - 7.9%
Alaska Air Group, Inc.(Æ) 46,980 3,441
Amphenol Corp. Class A 155,440 11,002
Automatic Data Processing, Inc. 76,295 23,118
Block, Inc. Class A(Æ) 21,845 1,984
Canadian Pacific Kansas City, Ltd. 380,243 30,267
CH Robinson Worldwide, Inc. 91,209 9,074
Chart Industries, Inc.(Æ) 49,226 10,416
Corpay , Inc.(Æ) 60,475 23,010
CSX Corp. 427,284 14,045
Cummins, Inc. 23,669 8,432
Deere & Co. 58,675 27,962
Delta Air Lines, Inc. 785,969 52,872
Dover Corp. 26,181 5,333
Esab Corp. 29,041 3,596
Expeditors International of Washington, Inc. 44,415 5,045
FedEx Corp. 172,216 45,615
Fortive Corp. 2,085 170
GE Vernova , Inc. 7,992 2,980
General Dynamics Corp. 33,727 8,667
Global Payments, Inc. 331,682 37,430
Honeywell International, Inc. 123,717 27,678
Illinois Tool Works, Inc. 1,831 475
Ingersoll Rand, Inc. 185,713 17,420
Keysight Technologies, Inc.(Æ) 88,300 15,748
Kirby Corp.(Æ) 8,376 914
Knight-Swift Transportation Holdings, Inc. 29,855 1,704
L3Harris Technologies, Inc. 11,295 2,395
Lockheed Martin Corp. 1,670 773
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mettler -Toledo International, Inc.(Æ) 16,183 22,081
Moody's Corp. 58,542 29,238
Norfolk Southern Corp. 42,340 10,809
Northrop Grumman Corp. 8,710 4,244
Old Dominion Freight Line, Inc. 89,626 16,636
Otis Worldwide Corp. 183,325 17,493
PACCAR, Inc. 90,878 10,077
Parker-Hannifin Corp. 9,867 6,976
Pentair PLC 147,694 15,313
Phinia , Inc. 8,939 455
S&P Global, Inc. 144,867 75,535
Textron, Inc. 261,296 19,992
TopBuild Corp.(Æ) 3,805 1,304
TransDigm Group, Inc. 1,634 2,211
Union Pacific Corp. 79,752 19,762
United Airlines, Inc.(Æ) 233,018 24,663
United Parcel Service, Inc. Class B 47,200 5,392
United Rentals, Inc. 15,216 11,535
Veralto Corp. 69,339 7,169
Vontier Corp. 821,775 31,679
Waste Management, Inc. 89,102 19,626
Westinghouse Air Brake Technologies Corp. 185,232 38,513
782,269
Technology - 35.7%
Accenture PLC Class A 175,411 67,524
Adobe, Inc.(Æ) 68,297 29,877
Advanced Micro Devices, Inc.(Æ) 317,118 36,770
Akamai Technologies, Inc.(Æ) 40,523 4,048
Allegion PLC 17,438 2,315
Alphabet, Inc. Class A 542,231 110,626
Alphabet, Inc. Class C 1,209,020 248,575
Analog Devices, Inc. 107,083 22,690
Apple, Inc. 2,682,046 632,963
Applied Materials, Inc. 109,156 19,686
ASML Holding NV 1,204 890
Autodesk, Inc.(Æ) 105,904 32,972
Booking Holdings, Inc. 11,334 53,696
Broadcom, Inc. 699,469 154,772
CACI International, Inc. Class A(Æ) 4,386 1,694
Cisco Systems, Inc. 626,638 37,974
Cognizant Technology Solutions Corp.
Class A 149,553 12,355
Corteva , Inc. 230,444 15,041
Datadog , Inc. Class A(Æ) 90,378 12,898
Dell Technologies, Inc. Class C 66,959 6,937
DXC Technology Co.(Æ) 320,833 6,968
EchoStar Corp. Class A(Æ) 81,367 2,251
Electronic Arts, Inc. 51,566 6,338
EPAM Systems, Inc.(Æ) 92,717 23,546
F5, Inc.(Æ) 12,816 3,810
Fidelity National Information Services, Inc. 24,878 2,027
Fortinet, Inc.(Æ) 90,530 9,133
Hewlett Packard Enterprise Co. 43,704 926
HP, Inc. 96,623 3,140
International Business Machines Corp. 8,601 2,199
Intuit, Inc. 111,134 66,848
Jabil Circuit, Inc. 69,502 11,288
KLA Corp. 5,800 4,282
Lam Research Corp. 322,650 26,151

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marvell Technology, Inc. 57,411 6,479
Match Group, Inc. 281,526 10,050
Meta Platforms, Inc. Class A 417,094 287,453
Micron Technology, Inc. 341,304 31,141
Microsoft Corp. 1,462,841 607,167
MKS Instruments, Inc. 20,581 2,331
Motorola Solutions, Inc. 72,772 34,148
MSCI, Inc. Class A 31,515 18,807
NVIDIA Corp. 3,804,867 456,850
NXP Semiconductors NV 96,825 20,193
ON Semiconductor Corp.(Æ) 213,364 11,167
Oracle Corp. 207,862 35,349
Palo Alto Networks, Inc.(Æ) 125,768 23,194
Qorvo , Inc.(Æ) 130,295 10,812
QUALCOMM, Inc. 145,474 25,157
Salesforce, Inc. 184,434 63,021
SAP SE - ADR 53,046 14,644
Seagate Technology Holdings PLC 76,216 7,344
ServiceNow , Inc.(Æ) 69,415 70,691
Skyworks Solutions, Inc. 53,487 4,748
Synopsys, Inc.(Æ) 32,208 16,925
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 176,597 36,965
TE Connectivity PLC 27,015 3,997
Teradyne, Inc. 69,375 8,033
Texas Instruments, Inc. 95,483 17,627
Uber Technologies, Inc.(Æ) 133,200 8,904
VeriSign, Inc.(Æ) 26,378 5,671
Workday, Inc. Class A(Æ) 126,631 33,185
3,545,263
Utilities - 3.9%
American Electric Power Co., Inc. 34,190 3,363
AT&T, Inc. 1,106,448 26,256
CenterPoint Energy, Inc. 401,392 13,073
Cheniere Energy, Inc. 73,004 16,327
CMS Energy Corp. 37,178 2,454
ConocoPhillips Co. 572,852 56,615
Consolidated Edison, Inc. 89,657 8,405
Constellation Energy Corp. 24,576 7,372
DT Midstream, Inc. 31,773 3,212
DTE Energy Co. 6,566 787
Duke Energy Corp. 80,474 9,012
Edison International 135,613 7,323
Entergy Corp. 241,450 19,577
Exelon Corp. 347,748 13,910
FirstEnergy Corp. 283,393 11,279
NextEra Energy, Inc. 364,249 26,066
NiSource, Inc. 38,538 1,438
NRG Energy, Inc. 628,721 64,406
Public Service Enterprise Group, Inc. 14,344 1,198
Sempra Energy 29,800 2,471
Southern Co. (The) 186,463 15,654
T-Mobile US, Inc. 201,069 46,843
Verizon Communications, Inc. 51,038 2,010
Xcel Energy, Inc. 476,083 31,993
391,044
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $4,318,331) 9,759,716
Short-Term Investments - 1.6%
U.S. Cash Management Fund(@) 155,291,486
(∞)
155,260
Total Short-Term Investments
(cost $155,276) 155,260
Total Investments - 99.9%
(identified cost $4,473,607) 9,914,976
Other Assets and Liabilities,
Net - 0.1%
10,888
Net Assets - 100.0%
9,925,864

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 91
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 489 USD 148,344 03/25 (1,733)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,733)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,494,553 $ — $ 638
$ —
$ 1,495,191
Consumer Staples 395,185 — —
—
395,185
Energy 346,927 — —
—
346,927
Financial Services 1,382,905 — —
—
1,382,905
Health Care 1,059,704 — —
—
1,059,704
Materials and Processing 361,228 — —
—
361,228
Producer Durables 782,269 — —
—
782,269
Technology 3,545,263 — —
—
3,545,263
Utilities 391,044 — —
—
391,044
Short-Term Investments — — — 155,260 155,260
Total Investments
9,759,078 — 638 155,260 9,914,976
Other Financial Instruments
Liabilities
Futures Contracts (1,733) — — — (1,733)
Total Other Financial Instruments
*
$ (1,733) $ — $ — $ — $ (1,733)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed U.S. Large Cap Fund
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 181,164 $ 197,037 $ 222,917 $ (7) $ (17) $ 155,260 $ 2,244 $ —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.2%
Consumer Discretionary - 12.9%
Academy Sports & Outdoors, Inc. 126,577 6,621
Advance Auto Parts, Inc. 86,780 4,209
American Eagle Outfitters, Inc. 98,969 1,597
API Group Corp.(Æ) 180,998 6,905
Atkore, Inc. 18,966 1,545
Atlanta Braves Holdings, Inc. Class C(Æ) 35,341 1,369
Atmus Filtration Technologies, Inc. 38,395 1,606
Bath & Body Works, Inc. 44,936 1,690
Beacon Roofing Supply, Inc.(Æ) 9,638 1,141
Beazer Homes USA, Inc.(Æ) 68,818 1,525
BJ's Restaurants, Inc.(Æ) 11,885 430
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 1,004
Bloomin' Brands, Inc. 234,959 2,951
Boot Barn Holdings, Inc.(Æ) 25,777 4,146
BorgWarner, Inc. 16,984 542
Boyd Gaming Corp. 15,720 1,205
Brinker International, Inc.(Æ) 19,584 3,564
Brunswick Corp. 72,474 4,888
Caesars Entertainment, Inc.(Æ) 60,635 2,186
Caleres, Inc. 108,041 1,980
Capri Holdings, Ltd.(Æ) 38,617 957
Carter's, Inc. 8,753 472
Cavco Industries, Inc.(Æ) 5,602 2,849
Century Communities, Inc. 18,164 1,387
Cheesecake Factory, Inc. (The) 22,697 1,274
Churchill Downs, Inc. 13,870 1,714
Crocs, Inc.(Æ) 6,072 620
Dana Holding Corp. 9,122 145
Dave & Buster's Entertainment, Inc.(Æ) 51,992 1,381
Deckers Outdoor Corp.(Æ) 20,598 3,653
Denny's Corp.(Æ) 288,882 1,829
Dick's Sporting Goods, Inc. 29,536 7,090
Domino's Pizza, Inc. 7,114 3,195
Dream Finders Homes, Inc. Class A(Æ) 29,313 676
Ethan Allen Interiors, Inc. 16,761 520
FactSet Research Systems, Inc. 4,286 2,033
First Watch Restaurant Group, Inc.(Æ) 40,459 849
FirstCash Holdings, Inc. 9,286 1,014
Five Below, Inc.(Æ) 23,040 2,161
Floor & Decor Holdings, Inc. Class A(Æ) 18,628 1,865
Gentherm, Inc.(Æ) 38,134 1,455
G-III Apparel Group, Ltd.(Æ) 88,788 2,772
GMS, Inc.(Æ) 8,715 735
Golden Entertainment, Inc. 91,001 2,979
Goodyear Tire & Rubber Co. (The)(Æ) 88,082 781
Grand Canyon Education, Inc.(Æ) 15,870 2,787
Gray Television, Inc. 132,212 495
Green Brick Partners, Inc.(Æ) 28,092 1,699
Group 1 Automotive, Inc. 2,622 1,197
Harley-Davidson, Inc. 19,170 519
Hillenbrand, Inc. 10,655 362
Hilton Grand Vacations, Inc.(Æ) 14,163 584
IAC, Inc.(Æ) 88,623 3,751
International Game Technology PLC 73,919 1,258
Interpublic Group of Cos., Inc. (The) 14,186 407
Johnson Outdoors, Inc. Class A 68,254 2,211
Kontoor Brands, Inc. 40,545 3,724
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,212
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Levi Strauss & Co. Class A 592 11
Liberty Broadband Corp. Class C(Æ) 3,695 283
Liberty Latin America, Ltd. Class C(Æ) 193,753 1,188
Light & Wonder, Inc. Class A(Æ) 24,104 2,119
Lions Gate Entertainment Corp. Class B(Æ) 197,396 1,386
Lithia Motors, Inc. Class A 16,816 6,325
Macy's, Inc. 135,650 2,113
Madison Square Garden Entertainment
Corp.(Æ) 17,765 646
Magnite, Inc.(Æ) 34,650 596
MarineMax, Inc.(Æ) 53,887 1,636
Marriott Vacations Worldwide Corp. 1,828 159
Meritage Homes Corp. 11,254 876
Newell Rubbermaid, Inc. 534,697 5,326
Nexstar Media Group, Inc. Class A 33,196 5,086
nVent Electric PLC 34,460 2,243
ODP Corp. (The)(Æ) 71,510 1,616
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 4,326
OneWater Marine, Inc. Class A(Æ) 71,888 1,299
Papa John's International, Inc. 130,077 5,147
Paramount Global Class B 41,724 454
Patrick Industries, Inc. 11,787 1,145
Penn Entertainment, Inc.(Æ) 13,154 271
Potbelly Corp.(Æ) 115,756 1,437
PulteGroup, Inc. 22,204 2,526
PVH Corp. 26,694 2,392
RB Global, Inc. 8,866 793
Restoration Hardware(Æ) 1,982 831
Revolve Group, Inc.(Æ) 79,950 2,525
Rocky Brands, Inc. 33,844 847
Savers Value Village, Inc.(Æ) 58,887 656
SeaWorld Entertainment, Inc.(Æ) 44,137 2,320
Service Corp. International 12,051 941
Shoe Carnival, Inc. 13,128 355
Signet Jewelers, Ltd. 30,647 1,815
Sirius Xm Holdings, Inc. 31,951 767
Skechers USA, Inc. Class A(Æ) 27,104 2,042
Sphere Entertainment Co.(Æ) 5,963 278
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,701
Texas Roadhouse, Inc. Class A 9,894 1,792
Thor Industries, Inc. 20,819 2,141
Toll Brothers, Inc. 10,396 1,412
Transcat, Inc.(Æ) 5,568 429
Travel + Leisure Co. 35,817 1,947
Tri Pointe Homes, Inc.(Æ) 33,493 1,235
TripAdvisor, Inc.(Æ) 29,430 517
Under Armour, Inc. Class A(Æ) 71,659 598
Universal Electronics, Inc.(Æ) 45,523 455
Urban Outfitters, Inc.(Æ) 43,349 2,402
Valvoline, Inc.(Æ) 46,246 1,716
VF Corp. 150,303 3,903
Victoria's Secret & Co.(Æ) 56,924 2,070
Visteon Corp.(Æ) 5,273 443
Wabash National Corp. 49,700 775
Weyco Group, Inc. 7,024 251
Wingstop, Inc. 16,626 4,953
Wolverine World Wide, Inc. 58,126 1,298
Wyndham Hotels & Resorts, Inc. 11,079 1,164
YETI Holdings, Inc.(Æ) 76,181 2,839

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ziff Davis, Inc.(Æ) 80,034 4,313
218,846
Consumer Staples - 3.4%
Alico, Inc. 28,842 891
Aramark Services, Inc. 48,225 1,877
BellRing Brands, Inc.(Æ) 21,651 1,675
Calavo Growers, Inc. 91,096 2,085
Casey's General Stores, Inc. 17,980 7,583
Celsius Holdings, Inc.(Æ) 40,325 1,007
Coty, Inc. Class A(Æ) 76,013 557
elf Beauty, Inc.(Æ) 12,146 1,214
Helen of Troy, Ltd.(Æ) 19,264 1,190
Ingredion, Inc. 16,720 2,281
Interparfums, Inc. 5,998 846
J&J Snack Foods Corp. 6,998 960
Kellanova 11,682 955
Lancaster Colony Corp. 5,277 891
Limoneira Co. 24,211 558
MGP Ingredients, Inc. 18,773 678
Nomad Foods, Ltd. 107,076 1,912
Olaplex Holdings, Inc.(Æ) 702,270 1,096
Performance Food Group Co.(Æ) 18,936 1,710
Pilgrim's Pride Corp.(Æ) 57,405 2,672
Post Holdings, Inc.(Æ) 5,407 574
Primo Brands Corp. Class A 323,671 10,477
Spectrum Brands Holdings, Inc. 41,731 3,529
Sprouts Farmers Market, Inc.(Æ) 16,574 2,624
US Foods Holding Corp.(Æ) 27,044 1,918
Vita Coco Co., Inc. (The)(Æ) 47,311 1,771
Warby Parker, Inc. Class A(Æ) 101,428 2,811
Weis Markets, Inc. 6,526 441
WK Kellogg Co. 68,522 1,137
57,920
Energy - 3.3%
Alpha Metallurgical Resources, Inc.(Æ) 3,785 693
Antero Resources Corp.(Æ) 88,117 3,288
Centrus Energy Corp. Class A(Æ) 21,431 1,764
ChampionX Corp. 144,930 4,151
Civitas Resources, Inc. 27,056 1,373
Core Laboratories, Inc. 174,798 2,966
Core Natural Resources Inc. 7,881 712
Coterra Energy, Inc. 74,311 2,060
Delek US Holdings, Inc. 18,526 331
Diamondback Energy, Inc. 18,179 2,988
DNOW, Inc.(Æ) 72,039 1,072
EQT Corp. 17,282 883
Exxon Mobil Corp. 20,408 2,180
First Solar, Inc.(Æ) 4,127 691
Helix Energy Solutions Group, Inc.(Æ) 204,261 1,638
Helmerich & Payne, Inc. 70,389 2,224
HF Sinclair Corp. 20,474 739
Liberty Energy, Inc. Class A 80,925 1,482
Matador Resources Co. 38,825 2,252
Montauk Renewables, Inc.(Æ) 76,562 320
Natural Gas Services Group, Inc.(Æ) 23,760 622
Newpark Resources, Inc.(Æ) 397,554 2,751
NOV, Inc. 138,022 1,994
Oil States International, Inc.(Æ) 160,371 815
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Par Pacific Holdings, Inc.(Æ) 24,790 414
Pason Systems, Inc. 359,833 3,268
Patterson-UTI Energy, Inc. 205,163 1,656
ProFrac Holding Corp. Class A(Æ) 103,988 756
ProPetro Holding Corp.(Æ) 265,048 2,354
REX American Resources Corp.(Æ) 12,132 506
Shoals Technologies Group, Inc. Class A(Æ) 127,157 608
Sitio Royalties Corp. Class A 81,493 1,641
Solaris Oilfield Infrastructure, Inc. Class A 55,034 1,502
Transocean, Ltd.(Æ) 332,407 1,303
Viper Energy, Inc. 36,186 1,697
Weatherford International PLC 406 26
55,720
Financial Services - 23.1%
Affiliated Managers Group, Inc. 11,012 2,070
Agree Realty Corp.(ö) 51,262 3,720
Air Lease Corp. Class A 108,568 5,016
Alpine Income Property Trust, Inc.(ö) 65,236 1,100
Ambac Financial Group, Inc.(Æ) 170,095 1,978
Americold Realty Trust, Inc.(ö) 96,031 2,098
AMERISAFE, Inc. 21,013 1,051
Apple Hospitality REIT, Inc.(ö) 95,010 1,467
Associated Banc-Corp. 20,340 511
Assurant, Inc. 5,539 1,192
Assured Guaranty, Ltd. 81,124 7,674
Atlantic Union Bankshares Corp. 29,938 1,131
Atlanticus Holdings Corp.(Æ) 8,737 520
Axis Capital Holdings, Ltd. 30,294 2,757
Axos Financial, Inc.(Æ) 11,131 778
Banc of California, Inc. 206,252 3,304
Bancorp, Inc. (The)(Æ) 29,842 1,822
Bank of NT Butterfield & Son, Ltd. (The) 795 29
Bank OZK 42,384 2,153
BankUnited, Inc. 65,135 2,678
Banner Corp. 10,529 744
BGC Group, Inc. Class A 296,615 2,830
Bridgewater Bancshares, Inc.(Æ) 149,684 2,114
Brighthouse Financial, Inc.(Æ) 38,876 2,399
Burke & Herbert Financial Services Corp. 31,000 1,994
Cadence Bank 57,103 2,010
Cannae Holdings, Inc. 113,410 2,241
Carter Bankshares, Inc.(Æ) 123,013 2,168
Chatham Lodging Trust(ö) 108,782 951
Clarivate PLC(Æ) 488,668 2,649
CNO Financial Group, Inc. 65,539 2,618
Cohen & Steers, Inc. 13,642 1,209
Columbia Banking System, Inc. 5,350 149
Community Bank System, Inc. 28,319 1,856
Compass, Inc. Class A(Æ) 53,426 387
CTO Realty Growth, Inc.(ö) 110,822 2,175
Customers Bancorp, Inc.(Æ) 87,251 4,972
DiamondRock Hospitality Co.(ö) 558,454 4,903
Discover Financial Services 20,475 4,117
Distribution Solutions Group, Inc.(Æ) 58,312 1,881
Diversified Healthcare Trust(ö) 92,311 229
Dun & Bradstreet Holdings, Inc. 98,913 1,217
Easterly Government Properties, Inc.(ö) 274,286 3,116
Encore Capital Group, Inc.(Æ) 40,715 2,015
Enova International, Inc.(Æ) 30,176 3,389

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EPR Properties(ö) 20,589 949
Equity Bancshares, Inc. Class A 49,936 2,177
Equity Commonwealth(ö) 143,347 249
Erie Indemnity Co. Class A 4,852 1,955
eXp World Holdings, Inc. 87,848 1,000
Extra Space Storage, Inc.(ö) 6,730 1,036
F&G Annuities & Life, Inc. 102,569 4,709
Federal Agricultural Mortgage Corp. Class
C 14,346 2,837
First American Financial Corp. 7,860 497
First BanCorp 106,817 2,218
First Bancshares, Inc. (The) 37,648 1,444
First Bank 93,879 1,428
First Commonwealth Financial Corp. 59,331 990
First Horizon Corp. 98,309 2,152
First Industrial Realty Trust, Inc.(ö) 54,380 2,903
First Internet Bancorp 56,351 1,835
FirstService Corp. 10,415 1,894
FNB Corp. 90,478 1,420
Franklin Street Properties Corp.(ö) 938,624 1,699
FTAI Aviation, Ltd. 65,879 6,623
Gaming and Leisure Properties, Inc.(ö) 56,023 2,711
GCM Grosvenor, Inc. Class A 141,882 1,918
Genworth Financial, Inc. Class A(Æ) 108,399 784
Glacier Bancorp, Inc. 83,778 4,161
Globe Life, Inc. 7,789 951
Goosehead Insurance, Inc. Class A 42,293 4,533
Grid Dynamics Holdings, Inc.(Æ) 125,887 2,844
Hamilton Lane, Inc. Class A 45,334 7,216
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 60,828 1,704
Hanover Insurance Group, Inc. (The) 23,918 3,662
HBT Financial, Inc. 31,485 766
Hingham Institution for Savings 11,309 2,887
Home BancShares, Inc. 119,152 3,597
Horace Mann Educators Corp. 60,714 2,345
Houlihan Lokey, Inc. Class A 56,926 10,345
Howard Hughes Corp. (The)(Æ) 40,210 3,071
Independence Realty Trust, Inc.(ö) 88,976 1,709
Independent Bank Corp. 26,637 1,789
Industrial Logistics Properties Trust(ö) 249,103 989
International General Insurance Holdings,
Ltd. 301,956 7,570
Jackson Financial, Inc. Class A 62,653 5,904
Jones Lang LaSalle, Inc.(Æ) 14,647 4,142
Kemper Corp. 35,112 2,359
Kennedy-Wilson Holdings, Inc. 86,601 784
Kinsale Capital Group, Inc. 2,810 1,242
Lamar Advertising Co. Class A(ö) 5,068 641
LendingClub Corp.(Æ) 121,664 1,641
Live Oak Bancshares, Inc. 77,922 2,765
Marex Group PLC 124,766 4,453
Merchants Bancorp 37,541 1,574
Metropolitan Bank Holding Corp.(Æ) 34,285 2,199
MGIC Investment Corp. 87,321 2,230
Mid-America Apartment Communities, Inc.
(ö) 4,859 741
Morningstar, Inc. 6,222 2,045
Mr. Cooper Group, Inc.(Æ) 20,365 2,114
NET Lease Office Properties(Æ)(ö) 58,304 1,861
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NETSTREIT Corp.(ö) 94,910 1,374
Newmark Group, Inc. Class A 311,588 4,403
NewtekOne, Inc. 41,423 550
NexPoint Residential Trust, Inc.(ö) 7,918 313
NMI Holdings, Inc. Class A(Æ) 57,349 2,215
Northrim BanCorp, Inc. 25,286 2,153
OceanFirst Financial Corp. 81,915 1,471
OFG Bancorp 134,940 5,763
Old Second Bancorp, Inc. 126,391 2,375
Origin Bancorp, Inc. 108,143 4,101
Pathward Financial, Inc. 24,076 1,920
Peapack-Gladstone Financial Corp. 18,179 575
Perella Weinberg Partners 95,814 2,474
Popular, Inc. 38,925 4,007
Postal Realty Trust, Inc. Class A(ö) 87,857 1,156
PotlatchDeltic Corp.(ö) 187,065 8,367
PRA Group, Inc.(Æ) 85,094 1,881
Primerica, Inc. 8,016 2,326
Progyny, Inc.(Æ) 59,296 1,374
Prosperity Bancshares, Inc. 57,275 4,582
Radian Group, Inc. 51,019 1,736
Raymond James Financial, Inc. 29,861 5,031
Rayonier, Inc.(ö) 49,539 1,295
Regency Centers Corp.(ö) 8,219 590
Reinsurance Group of America, Inc. Class A 9,671 2,204
Remitly Global, Inc.(Æ) 30,965 728
RenaissanceRe Holdings, Ltd. 7,843 1,824
Rexford Industrial Realty, Inc.(ö) 50,942 2,071
RLJ Lodging Trust(ö) 354,921 3,461
Ryman Hospitality Properties, Inc.(ö) 23,837 2,499
Seacoast Banking Corp. of Florida 182,228 5,184
Seaport Entertainment Group, Inc.(Æ) 104,802 2,789
Selective Insurance Group, Inc. 41,173 3,464
Simmons First National Corp. Class A 39,362 894
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,049
SLM Corp. 75,562 2,109
Southern First Bancshares, Inc.(Æ) 63,434 2,334
Southern Missouri Bancorp, Inc. 31,039 1,837
SouthState Corp. 42,421 4,479
St. Joe Co. (The) 28,774 1,384
STAG Industrial, Inc.(ö) 74,288 2,539
Starwood Property Trust, Inc.(ö) 66,209 1,281
Stewart Information Services Corp. 36,724 2,394
Stock Yards Bancorp, Inc. 29,505 2,175
Summit Hotel Properties, Inc.(ö) 26,247 176
Sun Communities, Inc.(ö) 13,480 1,705
Sunrise Realty Trust, Inc.(ö) 227,287 2,727
Sunstone Hotel Investors, Inc.(ö) 37,290 423
Synovus Financial Corp. 33,737 1,903
Target Hospitality Corp. Class A(Æ) 23,610 227
Tel Aviv Stock Exchange, Ltd. 436,394 4,954
Texas Capital Bancshares, Inc.(Æ) 28,980 2,288
Towne Bank 42,457 1,519
Tradeweb Markets, Inc. Class A 18,095 2,296
Triumph Financial, Inc.(Æ) 13,123 1,011
UMB Financial Corp. 9,870 1,164
United Community Banks, Inc. 36,250 1,202
Unum Group 41,015 3,127
Valley National Bancorp 75,972 781

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veritex Holdings, Inc. 46,589 1,249
Vestis Corp. 95,213 1,331
Virtus Investment Partners, Inc. 6,871 1,371
Vornado Realty Trust(ö) 58,409 2,527
Voya Financial, Inc. 70,855 5,030
Walker & Dunlop, Inc. 6,326 608
Webster Financial Corp. 61,350 3,696
Western Alliance Bancorp 15,686 1,378
Whitestone REIT Class B(ö) 834 11
392,079
Health Care - 12.1%
Acadia Healthcare Co., Inc.(Æ) 5,395 243
AdaptHealth Corp.(Æ) 194,821 2,108
Addus HomeCare Corp.(Æ) 36,431 4,560
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 9,207 2,017
Alphatec Holdings, Inc.(Æ) 57,692 680
Amneal Pharmaceuticals, Inc.(Æ) 162,809 1,345
Arcellx, Inc.(Æ) 78,963 5,380
Argenx SE - ADR(Æ) 13,613 8,918
Arrowhead Pharmaceuticals, Inc.(Æ) 80,319 1,597
Arvinas, Inc.(Æ) 3,287 58
Ascendis Pharma A/S - ADR(Æ) 3,208 419
Assertio Holdings, Inc.(Æ) 424,059 340
Azenta, Inc.(Æ) 11,261 609
Beam Therapeutics, Inc.(Æ) 54,650 1,417
Biohaven, Ltd.(Æ) 56,445 2,159
Bio-Techne Corp. 73,832 5,430
Blueprint Medicines Corp.(Æ) 16,929 1,905
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 1,493
Centene Corp.(Æ) 19,561 1,252
Charles River Laboratories International,
Inc.(Æ) 9,555 1,574
Chemed Corp. 4,610 2,591
Collegium Pharmaceutical, Inc.(Æ) 12,905 415
Contra Inhibrx, Inc.(Æ)(Š) 95,150 62
Cooper Cos, Inc. (The)(Æ) 8,232 795
CorVel Corp.(Æ) 35,961 4,166
Cytokinetics, Inc.(Æ) 47,179 2,333
DaVita, Inc.(Æ) 8,875 1,564
Denali Therapeutics, Inc.(Æ) 18,694 436
DexCom, Inc.(Æ) 9,320 809
Doximity, Inc. Class A(Æ) 16,601 981
Dyne Therapeutics, Inc.(Æ) 88,556 1,259
Embecta Corp. 22,856 410
Encompass Health Corp. 51,986 5,161
Enovis Corp.(Æ) 68,443 3,215
Ensign Group, Inc. (The) 29,828 4,166
Envista Holdings Corp.(Æ) 96,441 1,979
Evolus, Inc.(Æ) 111,769 1,561
Geron Corp.(Æ) 325,880 935
Haemonetics Corp.(Æ) 20,950 1,447
Halozyme Therapeutics, Inc.(Æ) 26,286 1,489
Harmony Biosciences Holdings, Inc.(Æ) 26,416 1,024
HealthEquity, Inc.(Æ) 23,801 2,628
Henry Schein, Inc.(Æ) 24,419 1,954
Icon PLC(Æ) 18,708 3,724
Immunovant, Inc.(Æ) 91,790 1,996
Inhibrx Biosciences, Inc.(Æ) 54,225 736
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inmode, Ltd.(Æ) 240,686 4,142
Insmed, Inc.(Æ) 4,364 334
Integra LifeSciences Holdings Corp.(Æ) 57,344 1,497
Intellia Therapeutics, Inc.(Æ) 101,338 1,046
Jazz Pharmaceuticals PLC(Æ) 4,978 619
KalVista Pharmaceuticals, Inc.(Æ) 116,217 1,035
Kura Oncology, Inc.(Æ) 201,124 1,591
Kymera Therapeutics, Inc.(Æ) 23,886 946
Legend Biotech Corp. - ADR(Æ) 64,289 2,449
LeMaitre Vascular, Inc. 63,624 6,167
Ligand Pharmaceuticals, Inc. Class B(Æ) 8,313 969
Liquidia Corp.(Æ) 90,687 1,290
Medpace Holdings, Inc.(Æ) 8,205 2,865
MeiraGTx Holdings PLC(Æ) 177,834 1,119
Molina Healthcare, Inc.(Æ) 4,848 1,505
Moonlake Immunotherapeutics(Æ) 21,932 1,009
Neurocrine Biosciences, Inc.(Æ) 11,152 1,693
OmniAb, Inc.(Æ)(Š) 6,830 —
Omnicell, Inc.(Æ) 28,128 1,265
Option Care Health, Inc.(Æ) 80,963 2,503
OraSure Technologies, Inc.(Æ) 639,128 2,569
Organon & Co. 219,339 3,413
Owens & Minor, Inc.(Æ) 105,310 1,500
Pacira BioSciences, Inc.(Æ) 45,713 1,204
PACS Group, Inc.(Æ) 9,120 133
Pediatrix Medical Group, Inc.(Æ) 65,669 918
Pennant Group, Inc. (The)(Æ) 67,867 1,796
Perrigo Co. PLC 231,875 5,776
Prestige Brands Holdings, Inc.(Æ) 7,856 603
PTC Therapeutics, Inc.(Æ) 9,522 437
Quest Diagnostics, Inc. 7,338 1,197
QuidelOrtho Corp.(Æ) 24,550 1,067
Rain Oncology(Æ)(Š) 23,153 1
Recursion Pharmaceuticals, Inc. Class A(Æ) 119,164 863
Repligen Corp.(Æ) 12,123 2,015
Rocket Pharmaceuticals, Inc.(Æ) 138,509 1,488
Sarepta Therapeutics, Inc.(Æ) 13,002 1,479
Schrodinger, Inc.(Æ) 62,217 1,560
Smith & Nephew PLC - ADR 89,775 2,278
SpringWorks Therapeutics, Inc.(Æ) 27,472 1,030
STERIS PLC 18,634 4,112
Structure Therapeutics, Inc. - ADR(Æ) 26,571 796
Supernus Pharmaceuticals, Inc.(Æ) 26,484 1,016
Surgery Partners, Inc.(Æ) 27,668 705
Tactile Systems Technology, Inc.(Æ) 96,948 1,698
Teladoc Health, Inc.(Æ) 115,636 1,175
Tenet Healthcare Corp.(Æ) 21,704 3,058
Terns Pharmaceuticals, Inc.(Æ) 77,294 345
Ultragenyx Pharmaceutical, Inc.(Æ) 13,973 601
United Therapeutics Corp.(Æ) 6,528 2,292
Universal Health Services, Inc. Class B 12,406 2,339
US Physical Therapy, Inc. 19,081 1,693
Varex Imaging Corp.(Æ) 98,713 1,356
Vaxcyte, Inc.(Æ) 18,337 1,620
Veeva Systems, Inc. Class A(Æ) 6,119 1,427
Vera Therapeutics, Inc.(Æ) 4,583 171
Vericel Corp.(Æ) 52,837 3,093
Viking Therapeutics, Inc.(Æ) 94,493 3,095
Viridian Therapeutics, Inc.(Æ) 139,001 2,694
Waystar Holding Corp.(Æ) 15,492 623

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
West Pharmaceutical Services, Inc. 14,698 5,020
Xencor, Inc.(Æ) 68,646 1,255
Xenon Pharmaceuticals, Inc.(Æ) 86,858 3,473
Zai Lab, Ltd. - ADR(Æ) 95,052 2,584
Zimvie, Inc.(Æ) 172,285 2,384
205,336
Materials and Processing - 10.2%
AAON, Inc. 16,839 1,960
Acuity Brands, Inc. 2,856 949
Advanced Drainage Systems, Inc. 16,562 2,003
AdvanSix, Inc. 32,831 1,027
Alcoa Corp. 33,253 1,174
Arcadium Lithium PLC(Æ) 573,446 3,292
Ashland, Inc. 36,536 2,320
Avient Corp. 10,575 454
Axalta Coating Systems, Ltd.(Æ) 50,647 1,820
Balchem Corp. 20,807 3,328
Ball Corp. 42,803 2,384
Belden, Inc. 5,651 658
Berry Global Group, Inc. 26,521 1,801
Builders FirstSource, Inc.(Æ) 18,934 3,167
Carpenter Technology Corp. 6,401 1,236
Clearwater Paper Corp.(Æ) 27,926 898
Cleveland-Cliffs, Inc.(Æ) 128,860 1,320
Commercial Metals Co. 77,975 3,781
Core & Main, Inc. Class A(Æ) 3,764 212
Crown Holdings, Inc. 5,723 503
Darling Ingredients, Inc.(Æ) 24,737 927
Eagle Materials, Inc. 17,343 4,453
Element Solutions, Inc. 210,929 5,444
Fabrinet(Æ) 5,341 1,155
FMC Corp. 45,574 2,542
Fortune Brands Innovations, Inc. 35,560 2,549
Gibraltar Industries, Inc.(Æ) 3,273 201
Graphic Packaging Holding Co. 21,165 581
Greif, Inc. Class A 39,462 2,416
Healthcare Services Group, Inc.(Æ) 363,004 4,026
Huntsman Corp. 87,251 1,468
Ingevity Corp.(Æ) 136,308 6,182
Innospec, Inc. 4,161 472
Intrepid Potash, Inc.(Æ) 44,084 1,159
ITT, Inc. 39,309 5,936
JELD-WEN Holding, Inc.(Æ) 220,230 1,964
Kaiser Aluminum Corp. 6,902 483
Knife River Corp.(Æ) 25,914 2,684
Koppers Holdings, Inc. 14,523 432
Lennox International, Inc. 9,110 5,397
LKQ Corp. 69,567 2,601
Magnera Corp.(Æ) 197,529 3,686
Masterbrand, Inc.(Æ) 330,073 5,717
Mativ Holdings, Inc. 72,975 697
MDU Resources Group, Inc. 206,611 3,682
Minerals Technologies, Inc. 19,810 1,519
Modine Manufacturing Co.(Æ) 50,425 5,116
Mohawk Industries, Inc.(Æ) 12,972 1,586
MRC Global, Inc.(Æ) 102,533 1,505
Olin Corp. 46,893 1,374
Olympic Steel, Inc. 47,376 1,633
OPENLANE, Inc.(Æ) 46,088 936
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Osisko Gold Royalties, Ltd. 44,839 830
Owens Corning 10,132 1,870
Packaging Corp. of America 4,726 1,005
Pool Corp. 12,749 4,389
Quaker Chemical Corp. 6,825 964
Reliance Steel & Aluminum Co. 4,978 1,441
Resideo Technologies, Inc.(Æ) 50,050 1,127
Rogers Corp.(Æ) 8,850 823
Royal Gold, Inc. 8,784 1,228
RPM International, Inc. 6,601 836
Rush Enterprises, Inc. Class A 70,983 4,312
Sandstorm Gold, Ltd. 12,249 72
ScanSource, Inc.(Æ) 24,883 1,041
Sealed Air Corp. 37,106 1,292
Silgan Holdings, Inc. 130,449 7,177
SiteOne Landscape Supply, Inc.(Æ) 11,957 1,701
Sonoco Products Co. 41,131 1,959
SPX Technologies, Inc.(Æ) 44,275 6,576
Steel Dynamics, Inc. 19,144 2,454
Stepan Co. 23,335 1,479
Timken Co. (The) 14,623 1,174
TimkenSteel Corp.(Æ) 166,659 2,490
Trex Co., Inc.(Æ) 24,638 1,794
UFP Industries, Inc. 30,699 3,550
United States Steel Corp. 84,503 3,114
Valmont Industries, Inc. 2,427 805
Virco Mfg. Corp. 33,613 366
Watsco, Inc. 4,901 2,346
Worthington Industries, Inc. 9,630 404
Worthington Steel, Inc. 32,975 958
174,387
Producer Durables - 17.5%
ABM Industries, Inc. 4,061 217
Adient PLC(Æ) 64,970 1,132
Advantage Solutions, Inc.(Æ) 305,307 806
AECOM 25,754 2,716
Air Transport Services Group, Inc.(Æ) 43,465 966
Alamo Group, Inc. 5,697 1,057
Alarm.com Holdings, Inc.(Æ) 62,410 3,786
Allison Transmission Holdings, Inc. Class A 13,732 1,614
Alta Equipment Group, Inc. 49,965 365
American Airlines Group, Inc.(Æ) 44,901 760
AMN Healthcare Services, Inc.(Æ) 28,636 788
Applied Industrial Technologies, Inc. 4,001 1,040
ArcBest Corp. 31,285 2,991
Arcosa, Inc. 45,271 4,586
Arhaus, Inc. 64,350 790
Avery Dennison Corp. 4,784 889
Badger Meter, Inc. 12,047 2,577
Barrett Business Services, Inc. 110,728 4,798
Booz Allen Hamilton Holding Corp. Class A 9,028 1,165
Brady Corp. Class A 34,658 2,582
BWX Technologies, Inc. 34,778 3,927
Cactus, Inc. Class A 8,363 499
Carlisle Cos., Inc. 4,205 1,638
CBIZ, Inc.(Æ) 30,257 2,596
Centuri Holdings, Inc.(Æ) 20,442 455
Chart Industries, Inc.(Æ) 6,668 1,411
CNH Industrial NV 192,483 2,479

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Comfort Systems USA, Inc. 8,542 3,731
Compass Diversified Holdings 54,830 1,165
Construction Partners, Inc. Class A(Æ) 59,402 4,776
CoStar Group, Inc.(Æ) 25,317 1,939
Crane Co. 15,572 2,652
Cross Country Healthcare, Inc.(Æ) 43,032 784
Deluxe Corp. 111,068 2,576
DMC Global, Inc.(Æ) 21,614 176
Dorian LPG, Ltd. 21,165 509
Dorman Products, Inc.(Æ) 19,023 2,497
Dycom Industries, Inc.(Æ) 11,879 2,247
EnerSys 62,739 6,090
EnPro Industries, Inc. 10,599 1,968
Esab Corp. 43,467 5,383
ESCO Technologies, Inc. 24,586 3,264
Euronet Worldwide, Inc.(Æ) 30,526 3,007
Everus Construction Group, Inc.(Æ) 46,216 3,180
ExlService Holdings, Inc.(Æ) 101,385 5,096
Exponent, Inc. 1,789 164
FARO Technologies, Inc.(Æ) 770 24
Flowserve Corp. 81,016 5,073
Fluor Corp.(Æ) 37,800 1,822
Forward Air Corp.(Æ) 25,859 834
Fox Factory Holding Corp.(Æ) 15,730 430
Franklin Covey Co.(Æ) 53,189 2,016
Franklin Electric Co., Inc. 24,410 2,441
Frontdoor, Inc.(Æ) 7,545 452
FTI Consulting, Inc.(Æ) 7,468 1,459
Gartner, Inc.(Æ) 3,010 1,634
Generac Holdings, Inc.(Æ) 9,579 1,430
GFL Environmental, Inc. 23,751 1,024
Gorman-Rupp Co. (The) 19,777 759
Granite Construction, Inc. 19,905 1,754
Green Dot Corp. Class A(Æ) 149,115 1,323
GXO Logistics, Inc.(Æ) 31,261 1,421
H&E Equipment Services, Inc. 20,683 1,834
Hackett Group, Inc. (The) 145,349 4,488
Heico Corp. 12,382 2,959
Herc Holdings, Inc. 7,337 1,496
Hexcel Corp. 8,499 554
Hillman Solutions Corp.(Æ) 37,586 376
Howmet Aerospace, Inc. 32,560 4,121
Insperity, Inc. 13,632 1,023
Jacobs Solutions, Inc. 9,533 1,336
Keysight Technologies, Inc.(Æ) 14,446 2,576
Kirby Corp.(Æ) 2,316 253
Knight-Swift Transportation Holdings, Inc. 9,433 539
Lamb Weston Holdings, Inc. 66,194 3,968
Landstar System, Inc. 9,875 1,626
Limbach Holdings, Inc.(Æ) 15,212 1,407
Lindsay Corp. 11,392 1,529
Littelfuse, Inc. 11,958 2,850
MarketAxess Holdings, Inc. 4,289 946
MasTec, Inc.(Æ) 17,488 2,537
Matson, Inc. 32,889 4,665
Maximus, Inc. 23,374 1,760
Mayville Engineering Co., Inc.(Æ) 127,401 2,019
Middleby Corp. (The)(Æ) 8,536 1,461
MillerKnoll, Inc. 145,514 3,265
Montrose Environmental Group, Inc.(Æ) 80,027 1,666
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MSC Industrial Direct Co., Inc. Class A 90,997 7,317
Murphy USA, Inc. 1,877 944
MYR Group, Inc.(Æ) 11,935 1,690
National CineMedia, Inc.(Æ) 353,355 2,329
Nordson Corp. 6,859 1,510
NV5 Global, Inc.(Æ) 206,831 3,897
Orion Group Holdings, Inc.(Æ) 83,603 659
Paylocity Holding Corp.(Æ) 19,836 4,077
Paysafe, Ltd.(Æ) 102,616 1,991
Pentair PLC 13,065 1,355
Phinia, Inc. 65,336 3,325
PROG Holdings, Inc. 67,376 2,880
Quanta Services, Inc. 9,975 3,068
RBC Bearings, Inc.(Æ) 1,938 676
RCM Technologies, Inc.(Æ) 9,050 177
Regal Rexnord Corp. 9,258 1,470
Repay Holdings Corp.(Æ) 344,859 2,576
Robert Half, Inc. 59,606 3,862
RXO, Inc.(Æ) 9,872 253
Ryder System, Inc. 13,972 2,227
Ryerson Holding Corp. 52,175 1,167
Saia, Inc.(Æ) 14,253 6,843
Schneider National, Inc. Class B 80,693 2,401
Snap-on, Inc. 3,029 1,076
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 60
Stagwell, Inc.(Æ) 158,480 989
Standex International Corp. 22,197 4,055
Sterling Infrastructure, Inc.(Æ) 21,014 2,993
StoneCo, Ltd. Class A(Æ) 110,062 1,009
Sun Country Airlines Holdings, Inc.(Æ) 127,871 2,169
Teekay Tankers, Ltd. Class A 12,352 518
Teledyne Technologies, Inc.(Æ) 2,321 1,187
Tennant Co. 8,710 745
Terex Corp. 23,106 1,111
Tetra Tech, Inc. 72,170 2,656
Textron, Inc. 11,075 847
Thermon Group Holdings, Inc.(Æ) 79,805 2,209
Tidewater, Inc.(Æ) 10,522 580
TopBuild Corp.(Æ) 6,629 2,272
Toro Co. (The) 26,552 2,211
TransUnion 7,119 707
Trimble Navigation, Ltd.(Æ) 49,203 3,688
UniFirst Corp. 1,948 417
United Rentals, Inc. 4,105 3,112
V2X, Inc.(Æ) 60,075 3,132
Vontier Corp. 173,882 6,703
Watts Water Technologies, Inc. Class A 4,528 936
Werner Enterprises, Inc. 121,914 4,401
WESCO International, Inc. 30,963 5,728
Westinghouse Air Brake Technologies Corp. 15,241 3,169
XPO, Inc.(Æ) 48,776 6,520
296,878
Technology - 12.1%
ACI Worldwide, Inc.(Æ) 19,516 1,045
ACM Research, Inc. Class A(Æ) 22,523 463
Advanced Micro Devices, Inc.(Æ) 6,838 793
Appfolio, Inc. Class A(Æ) 15,654 3,662
Arista Networks, Inc.(Æ) 21,472 2,474

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aspen Technology, Inc.(Æ) 2,556 674
Aviat Networks, Inc.(Æ) 43,711 833
Avnet, Inc. 13,838 715
Bandwidth, Inc. Class A(Æ) 10,470 186
Bel Fuse, Inc. Class B 29,303 2,376
Bill.com Holdings, Inc.(Æ) 5,649 547
Box, Inc. Class A(Æ) 18,284 610
Broadridge Financial Solutions, Inc. 6,755 1,609
Bumble, Inc. Class A(Æ) 158,100 1,282
CACI International, Inc. Class A(Æ) 11,126 4,298
Calix, Inc.(Æ) 8,224 326
CCC Intelligent Solutions Holdings, Inc.(Æ) 453,404 5,037
Clearwater Analytics Holdings, Inc. Class
A(Æ) 109,101 3,072
Coherent Corp.(Æ) 37,904 3,430
Concentrix Corp. 88,721 4,638
Conduent, Inc.(Æ) 327,045 1,295
Crane NXT Co. 67,419 4,313
Daily Journal Corp.(Æ) 2,832 1,161
Descartes Systems Group, Inc. (The)(Æ) 42,401 4,911
Diebold Nixdorf, Inc.(Æ) 20,109 871
Digi International, Inc.(Æ) 39,656 1,239
Diodes, Inc.(Æ) 27,037 1,595
Dolby Laboratories, Inc. Class A 32,605 2,730
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,501
DXC Technology Co.(Æ) 72,682 1,579
Dynatrace, Inc.(Æ) 63,027 3,640
Entegris, Inc. 30,425 3,089
Etsy, Inc.(Æ) 27,196 1,493
Fair Isaac Corp.(Æ) 5,715 10,707
Five9, Inc.(Æ) 25,765 1,056
Fortinet, Inc.(Æ) 32,036 3,232
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact, Ltd. 53,372 2,599
Global-e Online, Ltd. Class E(Æ) 45,378 2,718
Globant SA(Æ) 19,430 4,145
GoDaddy, Inc. Class A(Æ) 24,884 5,292
Guidewire Software, Inc.(Æ) 16,199 3,422
IDT Corp. Class B 96,883 4,571
inTEST Corp.(Æ) 63,130 578
Jabil Circuit, Inc. 10,569 1,716
Jack Henry & Associates, Inc. 4,880 850
KBR, Inc. 17,593 957
Kimball Electronics, Inc.(Æ) 46,741 850
Kulicke & Soffa Industries, Inc. 126,378 5,605
Kyndryl Holdings, Inc.(Æ) 328,635 12,475
Lattice Semiconductor Corp.(Æ) 5,709 326
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 750
Match Group, Inc. 49,820 1,779
Monolithic Power Systems, Inc. 7,910 5,042
NAPCO Security Technologies, Inc. 6,079 223
NCR Atleos Corp.(Æ) 52,621 1,676
NCR Voyix Corp.(Æ) 152,501 1,874
Nice, Ltd. - ADR(Æ) 10,688 1,776
ON Semiconductor Corp.(Æ) 12,467 653
Paycom Software, Inc. 5,315 1,103
Pegasystems, Inc. 17,758 1,923
Photronics, Inc.(Æ) 34,924 803
PlayAGS, Inc.(Æ) 176,518 2,125
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Plexus Corp.(Æ) 29,571 4,190
Power Integrations, Inc. 15,546 969
Powerfleet, Inc.(Æ) 114,338 676
Progress Software Corp. 36,263 2,079
PTC, Inc.(Æ) 24,074 4,658
Pure Storage, Inc. Class A(Æ) 38,465 2,608
Q2 Holdings, Inc.(Æ) 23,261 2,214
Qualys, Inc.(Æ) 11,943 1,665
Rambus, Inc.(Æ) 18,176 1,120
Red Violet, Inc. 47,815 1,740
Sapiens International Corp. NV 180,073 4,927
Semtech Corp.(Æ) 28,165 1,886
Shutterstock, Inc. 19,572 578
Simulations Plus, Inc. 36,785 1,262
SiTime Corp.(Æ) 4,346 887
Skyworks Solutions, Inc. 7,829 695
SPS Commerce, Inc.(Æ) 34,943 6,453
Super Micro Computer, Inc.(Æ) 12,160 347
TD SYNNEX Corp. 7,146 1,018
Teradata Corp.(Æ) 11,216 358
Tyler Technologies, Inc.(Æ) 7,467 4,492
Universal Display Corp. 3,542 531
Verint Systems, Inc.(Æ) 4,327 110
Verra Mobility Corp.(Æ) 64,131 1,692
Vishay Intertechnology, Inc. 176,025 2,980
Western Digital Corp.(Æ) 1,764 115
WNS Holdings, Ltd.(Æ) 72,326 4,430
Zeta Global Holdings Corp. Class A(Æ) 189,707 3,481
206,474
Utilities - 2.6%
ALLETE, Inc. 1,035 68
American States Water Co. 15,862 1,182
Brookfield Infrastructure Corp. Class A 35,625 1,486
California Resources Corp. 5,276 260
Chesapeake Utilities Corp. 12,565 1,536
Cogent Communications Holdings, Inc. 20,249 1,525
ConocoPhillips Co. 20,213 1,998
Crescent Energy Co. Class A 118,327 1,782
DT Midstream, Inc. 64,551 6,525
Essential Utilities, Inc. 87,036 3,088
Expand Energy Corp. 22,768 2,313
Gulfport Energy Corp.(Æ) 2,475 442
IDACORP, Inc. 18,388 2,021
Iridium Communications, Inc. 12,321 354
Magnolia Oil & Gas Corp. Class A 14,305 339
Northern Oil and Gas, Inc. 28,786 1,035
NorthWestern Corp. 65,343 3,523
Ovintiv, Inc. 7,842 331
Permian Resources Corp. 76,169 1,116
RGC Resources, Inc. 47,873 1,018
Talos Energy, Inc.(Æ) 35,182 349
UGI Corp. 30,287 931
Vistra Corp. 53,117 8,925
Vital Energy, Inc.(Æ) 52,007 1,659
Vitesse Energy, Inc. 44,929 1,163
44,969

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $919,946) 1,652,609
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)
2025 Warrants 4,193 12
Nabors Industries, Ltd.(Æ)
2026 Warrants 3,926 16
Total Warrants and Rights
(cost $20) 28
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 43,851,650
(∞)
43,843
Total Short-Term Investments
(cost $43,845) 43,843
Total Investments - 99.8%
(identified cost $963,811) 1,696,480
Other Assets and Liabilities,
Net - 0.2%
3,001
Net Assets - 100.0%
1,699,481

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 101
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 335 USD 38,448 03/25 (722)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (722)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 218,846 $ — $ —
$ —
$ 218,846
Consumer Staples 57,920 — —
—
57,920
Energy 55,720 — —
—
55,720
Financial Services 392,079 — —
—
392,079
Health Care 205,273 — 63
—
205,336
Materials and Processing 174,387 — —
—
174,387
Producer Durables 296,878 — —
—
296,878
Technology 206,474 — —
—
206,474
Utilities 44,969 — —
—
44,969
Warrants and Rights 28 — — — 28
Short-Term Investments — — — 43,843 43,843
Total Investments
1,652,574 — 63 43,843 1,696,480
Other Financial Instruments
Liabilities
Futures Contracts (722) — — — (722)
Total Other Financial Instruments
*
$ (722) $ — $ — $ — $ (722)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed U.S. Mid & Small Cap Fund
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 64,646 $ 128,240 $ 149,038 $ (1) $ (4) $ 43,843 $ 546 $ —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.0%
Argentina - 0.3%
Grupo Financiero Galicia SA - ADR(Æ) 45,776 3,089
YPF SA - ADR(Æ) 232,700 9,185
12,274
Australia - 1.3%
Aristocrat Leisure, Ltd. 43,905 2,056
ASX, Ltd. 22,450 883
BHP Group, Ltd. 37,449 922
BlueScope Steel, Ltd. 40,510 533
Brambles, Ltd. 164,769 2,023
carsales.com, Ltd. 33,757 845
Commonwealth Bank of Australia 93,336 9,268
EBOS Group, Ltd. 33,880 764
Glencore PLC(Æ) 1,232,724 5,352
Goodman Group(ö) 286,858 6,510
Macquarie Group, Ltd. 5,422 809
Medibank Pvt, Ltd. 519,559 1,289
Northern Star Resources, Ltd. 106,919 1,142
Pro Medicus, Ltd. 12,485 2,145
Qantas Airways, Ltd.(Æ) 391,162 2,282
QBE Insurance Group, Ltd. 163,228 2,121
REA Group, Ltd. 6,026 930
Rio Tinto PLC 66,336 4,005
Rio Tinto, Ltd. 14,485 1,056
Santos, Ltd. 84,190 366
SGH, Ltd. 38,236 1,135
Wesfarmers, Ltd. 68,218 3,233
WiseTech Global, Ltd. 17,684 1,343
Woolworths Group, Ltd. 44,933 849
51,861
Austria - 0.5%
Erste Group Bank AG 249,702 15,397
Mondi PLC 208,386 3,242
18,639
Belgium - 0.2%
Ageas SA 61,712 3,184
Anheuser-Busch InBev SA 37,682 1,853
Syensqo SA 9,839 779
UCB SA 13,307 2,582
8,398
Brazil - 2.2%
Ambev SA 6,054,684 11,500
Atacadao SA 942,096 998
B3 SA - Brasil Bolsa Balcao 474,818 909
Banco Bradesco SA - ADR 869,296 1,834
Banco BTG Pactual SA 493,259 2,749
Banco do Brasil SA 694,433 3,289
Caixa Seguridade Participacoes SA 359,878 904
Centrais Eletricas Brasileiras SA 435,030 2,687
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp(Æ) 427,138 6,912
Cosan SA 3,459 4
Gerdau SA - ADR 361,910 1,053
Hypera SA 31,472 99
Itau Unibanco Holding SA - ADR 910,178 5,279
Localiza Rent a Car SA 155,402 821
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lojas Renner SA 1,683,464 3,932
MercadoLibre, Inc.(Æ) 5,399 10,378
NU Holdings, Ltd. Class A(Æ) 483,683 6,404
Petroleo Brasileiro SA - ADR 881,331 12,524
PRIO SA(Æ) 269,242 1,888
Raia Drogasil SA 540,366 1,950
Rumo SA 212,445 669
Suzano SA 71,820 766
Telefonica Brasil SA 558,115 4,954
Ultrapar Participacoes SA 490,826 1,389
Vale SA Class B - ADR 243,679 2,264
WEG SA 195,046 1,837
Wheaton Precious Metals Corp. 29,676 1,852
89,845
Burkina Faso - 0.0%
Endeavour Mining PLC 71,170 1,464
Canada - 3.6%
Agnico Eagle Mines, Ltd. 9,779 909
Air Canada Class B(Æ) 65,951 890
Alimentation Couche-Tard, Inc. 94,175 4,973
ARC Resources, Ltd. 134,430 2,302
Bank of Montreal 7,324 725
Bank of Nova Scotia (The) 27,215 1,392
Barrick Gold Corp. 388,542 6,355
Brookfield Asset Management, Inc.
Class A 24,440 1,463
Brookfield Corp. 10,546 645
CAE, Inc.(Æ) 25,067 591
Cameco Corp. Class A 24,306 1,202
Canadian National Railway Co. 109,258 11,413
Canadian Natural Resources, Ltd. 2 —
Canadian Pacific Kansas City, Ltd. 54,723 4,349
CCL Industries, Inc. Class B 59,400 2,951
Cenovus Energy, Inc. 50,145 725
CGI, Inc. 43,117 5,083
Constellation Software, Inc. 1,754 5,736
Descartes Systems Group, Inc. (The)
(Æ) 10,597 1,227
Dollarama, Inc. 87,191 8,251
Empire Co., Ltd. Class A 30,956 910
Enbridge, Inc. 58,672 2,537
Fairfax Financial Holdings, Ltd. 3,122 4,202
Fortis, Inc. 20,091 856
Franco-Nevada Corp. Class T 11,708 1,592
George Weston, Ltd. 5,330 824
Gildan Activewear, Inc. Class A 17,159 885
Great-West Lifeco, Inc. 29,092 941
Hydro One, Ltd.(Þ) 26,918 838
iA Financial Corp., Inc. 7,703 711
Imperial Oil, Ltd. 17,826 1,186
Intact Financial Corp. 28,889 5,131
Ivanhoe Mines, Ltd. Class A(Æ) 794,523 8,534
Kinross Gold Corp. 80,989 912
Loblaw Cos., Ltd. 53,003 6,637
Magna International, Inc. Class A 158,632 6,289
Manulife Financial Corp. 106,997 3,200
Metro, Inc. Class A 53,505 3,343
National Bank of Canada 9,586 851

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Onex Corp. 9,887 758
Open Text Corp. 7,239 213
Pembina Pipeline Corp. 10,204 368
Rogers Communications, Inc. Class B 14,426 396
Royal Bank of Canada 45,502 5,547
Saputo, Inc. 16,604 276
Shopify, Inc. Class A(Æ) 91,676 10,708
Stantec, Inc. 86,383 6,685
Sun Life Financial, Inc. 47,252 2,725
Suncor Energy, Inc. 18,907 709
Teck Resources, Ltd. Class B 57,155 2,335
TFI International, Inc. 9,381 1,236
Thomson Reuters Corp. 4,644 780
Toromont Industries, Ltd. 507 40
Toronto-Dominion Bank (The) 83,171 4,745
West Fraser Timber Co., Ltd. 8,451 733
149,815
Chile - 0.1%
Antofagasta PLC 69,503 1,482
Empresas Copec SA 36,355 243
Enel Americas SA 16,418,210 1,477
Sociedad Quimica y Minera de Chile
SA - ADR 4,222 167
3,369
China - 9.9%
Agricultural Bank of China, Ltd. Class
A 2,500,000 1,780
Alibaba Group Holding, Ltd. 3,797,677 45,820
Aluminum Corp. of China, Ltd. Class A 3,235,833 3,477
Aluminum Corp. of China, Ltd. Class H 8,542,689 5,452
Anhui Conch Cement Co., Ltd. Class H 61,891 167
Baidu, Inc. Class A(Æ) 142,850 1,617
Baidu, Inc. - ADR(Æ) 11,284 1,022
Bank of China, Ltd. Class A 1,108,900 834
Bank of China, Ltd. Class H 3,570,000 1,842
Bank of Communications Co., Ltd.
Class A 768,700 770
BeiGene, Ltd.(Æ) 47,700 833
Beijing-Shanghai High Speed Railway
Co., Ltd. Class A 325,900 257
BOE Technology Group Co., Ltd. Class
A 1,319,300 813
BYD Co., Ltd. Class H 129,500 4,536
CGN Power Co., Ltd. Class A 114,200 58
CGN Power Co., Ltd. Class H(Þ) 2,578,000 831
China Construction Bank Corp. Class H 13,560,000 11,015
China Energy Engineering Group Co.,
Ltd. 2,298,120 715
China Galaxy Securities Co., Ltd. Class
A 408,800 791
China International Capital Corp., Ltd.
Class A 345,000 1,489
China International Capital Corp., Ltd.
Class H(Þ) 2,692,800 4,461
China Life Insurance Co., Ltd. Class A 309,800 1,744
China Life Insurance Co., Ltd. Class H 782,000 1,446
China Mengniu Dairy Co., Ltd. 3,097,000 6,157
China Merchants Bank Co., Ltd. Class
A 41,016 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Merchants Bank Co., Ltd. Class
H 1,227,098 6,705
China Merchants Securities Co., Ltd.
Class A 761,750 1,908
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A 2,044,354 2,765
China Oilfield Services, Ltd. Class H 212,593 192
China Overseas Land & Investment,
Ltd. 1,867,000 2,965
China Pacific Insurance Group Co., Ltd.
Class A 183,400 823
China Railway Group, Ltd. Class A 300,100 246
China Resources Beverage Holdings
Co, Ltd.(Æ) 1,880,200 2,878
China Resources Land, Ltd. 1,846,617 5,590
China Southern Airlines Co., Ltd. Class
A(Æ) 898,100 768
China Tower Corp., Ltd. Class H(Þ) 9,272,000 1,334
China Yangtze Power Co., Ltd. Class A 180,800 720
CITIC Securities Co., Ltd. Class H 1,096,000 2,978
Contemporary Amperex Technology
Co., Ltd. Class A 228,834 8,154
Country Garden Services Holdings Co.,
Ltd. 4,290,751 2,792
Daqo new Energy Corp. - ADR(Æ) 43,971 787
DiDi Global, Inc. - ADR(Æ) 365,136 1,698
East Money Information Co., Ltd.
Class A 525,600 1,677
Foxconn Industrial Internet Co., Ltd.
Class A 554,400 1,647
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 789
Geely Automobile Holdings, Ltd. 1,342,421 2,473
GF Securities Co., Ltd. Class A 385,300 827
Great Wall Motor Co., Ltd. Class A 205,700 709
H World Group, Ltd. - ADR 84,467 2,715
Haidilao International Holding, Ltd.(Þ) 454,000 846
Haier Smart Home Co., Ltd. Class H 1,621,916 5,333
Haitian International Holdings, Ltd. 114,000 302
Huatai Securities Co., Ltd. Class A 702,300 1,653
Industrial & Commercial Bank of
China, Ltd. Class H 9,921,463 6,746
JD.com, Inc. Class A 129,500 2,632
JD.com, Inc. - ADR 111,543 4,542
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 480,145 2,966
JOYY, Inc. - ADR(Æ) 20,497 889
Kanzhun, Ltd. - ADR(Æ) 160,875 2,318
KE Holdings, Inc. - ADR 41,757 728
Kuaishou Technology(Æ)(Þ) 1,577,917 8,559
Kweichow Moutai Co., Ltd. Class A 13,300 2,644
Lenovo Group, Ltd. 4,208,000 5,022
Li Auto, Inc. Class A(Æ) 201,801 2,390
Li Auto, Inc. - ADR(Æ) 283,803 6,647
Li Ning Co., Ltd. 160,453 333
Longfor Group Holdings, Ltd.(Þ) 8,845,500 11,191
Meituan Class B(Æ)(Þ) 602,336 11,426
Midea Group Co., Ltd.(Æ) 81,300 782
Midea Group Co., Ltd. Class A 53,600 547
Muyuan Foods Co., Ltd. Class A 95,573 492

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NetEase, Inc. 39,470 813
NetEase, Inc. - ADR 34,873 3,587
New China Life Insurance Co., Ltd.
Class A 93,051 616
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,389
PDD Holdings, Inc. - ADR(Æ) 70,970 7,942
PICC Property & Casualty Co., Ltd.
Class A 893,354 886
PICC Property & Casualty Co., Ltd.
Class H 590,000 958
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 1,087
Ping An Insurance Group Co. of China,
Ltd. Class H 2,994,000 16,781
Pop Mart Internaitonal Group, Ltd.(Þ) 65,200 787
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 778
Prosus NV 19,441 743
Qingdao Haier Co., Ltd. Class A 387,900 1,489
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 1,556
Sany Heavy Industry Co., Ltd. Class A 189,007 421
SF Holding Co., Ltd. Class H(Æ) 1,071,463 4,565
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,591,300 893
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 944
Shenergy Co., Ltd. Class A 225,100 270
Shenwan Hongyuan Group Co., Ltd.
Class A 2,294,600 1,592
Tencent Holdings, Ltd. 1,657,928 87,369
Tencent Music Entertainment Group
- ADR 46,496 557
Tongwei Co., Ltd. Class A 1,893,600 5,360
Trip.com Group, Ltd. - ADR(Æ) 74,843 5,252
Tsingtao Brewery Co., Ltd. Class H 92,000 565
Vipshop Holdings, Ltd. - ADR 38,131 548
Want Want China Holdings, Ltd. 339,000 206
Weichai Power Co., Ltd. Class H 2,374,041 4,116
Will Semiconductor, Ltd. Class A 3,557 52
Wilmar International, Ltd. 192,800 441
Wuliangye Yibin Co., Ltd. Class A 151,100 2,666
WuXi AppTec Co., Ltd. Class H(Þ) 320,700 2,277
Xiaomi Corp. Class B(Æ)(Þ) 1,002,400 5,012
XPeng, Inc. Class A(Æ) 205,300 1,565
Yum China Holdings, Inc. 87,504 4,047
Zijin Mining Group Co., Ltd. Class H 6,266,000 11,725
ZTE Corp. Class H 327,600 1,144
ZTO Express (Cayman), Inc. - ADR 14,239 266
412,551
Colombia - 0.0%
Ecopetrol SA - ADR 133,385 1,238
Denmark - 1.7%
Carlsberg A/S Class B 2,807 294
Coloplast A/S Class B 12,308 1,414
Danske Bank A/S 299,241 8,941
DSV A/S 40,765 8,071
Genmab A/S(Æ) 135 27
Novo Nordisk A/S Class B 582,949 49,212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novonesis (Novozymes) B Class B 40,193 2,295
Rockwool A/S Class B 2,136 758
71,012
Finland - 0.5%
Elisa OYJ 9,821 423
Kone OYJ Class B 21,879 1,130
Nokia OYJ 3,348,011 15,698
Stora Enso OYJ Class R 75,689 834
UPM-Kymmene OYJ 2,928 86
Wartsila OYJ Class B 82,868 1,559
19,730
France - 6.3%
Accor SA 370,716 19,105
Air Liquide SA Class A 30,934 5,394
Airbus SE 58,601 10,126
Amundi SA(Þ) 136,138 9,559
Arkema SA 56,397 4,495
AXA SA 231,803 8,792
BioMerieux 6,339 769
BNP Paribas SA 104,164 7,099
Bollore SA 107,766 636
Bouygues SA 32,409 1,027
Bureau Veritas SA 188,686 5,894
Capgemini SE 30,999 5,650
Carrefour SA 320,579 4,550
Cie de Saint-Gobain SA 104,612 9,772
Cie Generale des Etablissements
Michelin SCA 453,379 15,719
Dassault Aviation SA 34,376 7,760
Dassault Systemes SE 50,124 1,950
Eiffage SA 10,409 930
Engie SA 407,351 6,716
EssilorLuxottica SA 16,130 4,436
Hermes International 1,978 5,537
Ipsen SA 13,906 1,717
Legrand SA 16,313 1,670
L'Oreal SA 29,135 10,755
Louis Hachette Group 191,147 256
LVMH Moet Hennessy Louis Vuitton
SE 24,562 17,697
Orange SA 545,184 5,857
Pernod Ricard SA 7,263 825
Publicis Groupe SA 89,815 9,520
Renault SA 71,422 3,676
Rexel SA Class H 513,660 13,596
Safran SA 22,822 5,670
Sartorius Stedim Biotech 72,415 16,645
SEB SA 10,008 941
Societe Generale SA 275,983 8,932
Teleperformance 128,672 12,023
Thales SA 5,357 867
TotalEnergies SE 221,974 12,894
Valeo SE 131,173 1,480
Vinci SA 18,756 2,024
262,961
Germany - 5.8%
adidas AG 30,530 8,063
Allianz SE 10,299 3,357

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BASF SE 321,896 15,551
Bayer AG 330,492 7,414
Beiersdorf AG 19,685 2,632
Brenntag SE 12,752 803
Ceconomy AG(Æ) 98,566 304
Commerzbank AG 17,994 349
Continental AG 159,810 11,385
Covestro AG(Æ)(Þ) 161,277 9,534
CTS Eventim AG & Co. KGaA 128,473 12,589
Daimler Truck Holding AG 503,610 22,281
Deutsche Bank AG 48,899 960
Deutsche Boerse AG 85,747 21,191
Deutsche Post AG 10,499 379
Deutsche Telekom AG 204,209 6,849
E.ON SE 90,006 1,066
Evonik Industries AG 514,972 9,676
Fresenius Medical Care AG 174,867 8,714
Fresenius SE & Co. KGaA 184,568 7,078
Hannover Rueck SE 11,665 3,078
Heidelberg Materials AG 85,057 12,007
Henkel AG & Co. KGaA 12,769 986
Infineon Technologies AG 163,384 5,415
Knorr-Bremse AG 20,753 1,648
Mercedes-Benz Group AG 123,780 7,568
Merck KGaA 6,109 928
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 7,596
Rheinmetall AG 12,790 10,021
SAP SE 98,751 27,441
Siemens AG 49,626 10,674
Siemens Healthineers AG(Þ) 26,548 1,513
Symrise AG 24,098 2,467
Vonovia SE 24,378 749
242,266
Ghana - 0.0%
Kosmos Energy, Ltd.(Æ) 98,638 314
Tullow Oil PLC(Æ) 5,391,166 1,206
1,520
Greece - 0.5%
Alpha Services and Holdings SA 2,449,436 4,504
Eurobank Ergasias SA 4,362,128 10,905
Hellenic Telecommunications
Organization SA 33,711 510
National Bank of Greece SA 275,241 2,382
Piraeus Financial Holdings SA 733,084 3,327
21,628
Hong Kong - 1.1%
AIA Group, Ltd. 2,365,887 16,641
CK Asset Holdings, Ltd. 876,000 3,655
Hang Seng Bank, Ltd. 36,094 452
Hong Kong Exchanges & Clearing, Ltd. 185,217 7,195
Orient Overseas International, Ltd. 34,000 454
Prudential PLC 1,213,885 10,149
Swire Pacific, Ltd. Class A 6,813 59
Techtronic Industries Co., Ltd. 456,000 6,125
WH Group, Ltd.(Þ) 3,780,826 2,949
47,679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hungary - 0.1%
OTP Bank PLC 58,986 3,650
India - 5.1%
360 ONE WAM, Ltd. 58,739 680
ABB, Ltd. 1,872 127
Alkem Laboratories, Ltd. 12,194 712
Apollo Hospitals Enterprise, Ltd. 9,087 712
Aurobindo Pharma, Ltd. 49,281 666
Avenue Supermarts, Ltd.(Æ)(Þ) 31,612 1,335
Axis Bank, Ltd. 210,596 2,388
Axis Bank, Ltd. - GDR(Þ) 41,725 2,367
Bajaj Auto, Ltd. 6,744 688
Bajaj Finance, Ltd. 9,738 883
Bajaj Holdings and Investment, Ltd. 4 1
Balkrishna Industries, Ltd. 24,136 771
Berger Paints India, Ltd. 36,575 199
Bharat Electronics, Ltd. 250,896 840
Bharat Forge, Ltd. 51,186 722
Bharat Petroleum Corp., Ltd. 499,606 1,496
Bharti Airtel, Ltd. 60,054 1,124
Bharti Infratel, Ltd.(Æ) 176,714 705
Britannia Industries, Ltd. 25,645 1,518
Cadila Healthcare, Ltd. 68,075 762
Canara Bank 3,530,995 3,782
Cipla, Ltd. 188,918 3,229
Dabur India, Ltd. Class A 171,874 1,048
Divi's Laboratories, Ltd. 17,053 1,095
DLF, Ltd. 357,936 3,078
Dr Reddy's Laboratories, Ltd. 115,050 1,616
GAIL India, Ltd. 867,773 1,766
GMR Infrastructure, Ltd.(Æ) 4,706,256 3,942
Godrej Consumer Products, Ltd. 74,468 962
HCL Technologies, Ltd. 86,604 1,724
HDFC Asset Management Co., Ltd.(Þ) 15,132 674
HDFC Bank, Ltd. 1,486,746 29,166
HDFC Life Insurance Co., Ltd.(Þ) 173,020 1,272
Hindalco Industries, Ltd. 297,881 2,042
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,281
Hindustan Unilever, Ltd. 132,290 3,766
ICICI Bank, Ltd. 954,104 13,753
ICICI Bank, Ltd. - ADR 149,631 4,290
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,921
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 233,913 1,659
Infosys, Ltd. 181,061 3,943
Infosys, Ltd. - ADR 238,389 5,233
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 7,442
ITC Hotels, Ltd.(Æ) 43,830 83
ITC, Ltd. 438,304 2,260
Jio Financial Services, Ltd.(Æ) 143,335 399
Kotak Mahindra Bank, Ltd. 109,538 2,394
Larsen & Toubro, Ltd. 136,437 5,612
Larsen & Toubro, Ltd. - GDR(Þ) 116,180 4,742
Macrotech Developers, Ltd.(Þ) 229,327 3,181
Mahindra & Mahindra, Ltd. 20,597 708
MakeMyTrip, Ltd.(Æ) 78,276 8,553
Mankind Pharma, Ltd.(Æ) 25,774 723
Marico, Ltd. 50,916 393
Maruti Suzuki India, Ltd. 26,358 3,743

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MRF, Ltd. 533 698
Nestle India, Ltd. 90,887 2,427
Oil & Natural Gas Corp., Ltd. 591,620 1,792
PB Fintech, Ltd.(Æ) 46,735 925
Petronet LNG, Ltd. 188,848 687
Pidilite Industries, Ltd. 41,747 1,381
Polycab India, Ltd. 8,271 576
Power Grid Corp. of India, Ltd. 1,059,782 3,675
Reliance Industries, Ltd. 619,771 9,027
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,574
SBI Life Insurance Co., Ltd.(Þ) 228,777 3,909
Shree Cement, Ltd. 3,647 1,165
Shriram Finance, Ltd. 353,730 2,218
Siemens, Ltd. 26,374 1,849
SRF, Ltd. Class 7 23,406 755
State Bank of India 615,001 5,477
Sun Pharmaceutical Industries, Ltd. 82,209 1,654
Swiggy, Ltd.(Æ) 256,657 1,227
Tata Consultancy Services, Ltd. 15,735 746
Tech Mahindra, Ltd. 46,416 895
Titan Co., Ltd. 23,168 931
Torrent Pharmaceuticals, Ltd. 20,050 756
UltraTech Cement, Ltd. 43,656 5,767
United Spirits, Ltd. 161,203 2,641
Wipro, Ltd. 714,896 2,583
Zomato., Ltd.(Æ) 946,431 2,391
210,897
Indonesia - 0.5%
Bank Central Asia Tbk PT 6,090,590 3,527
Bank Mandiri Persero Tbk PT 14,531,206 5,334
Bank Negara Indonesia Persero Tbk PT 3,516,130 1,024
Bank Rakyat Indonesia Persero Tbk PT 30,627,380 7,892
Chandra Asri Pacific Tbk PT 1,560,700 680
Charoen Pokphand Indonesia Tbk PT 2,550,500 731
Kalbe Farma Tbk PT 8,433,100 654
Telkom Indonesia Persero Tbk PT 7,780,500 1,258
21,100
Ireland - 1.2%
Accenture PLC Class A 44,813 17,251
AerCap Holdings NV 6,729 643
AIB Group PLC 554,378 3,269
Bank of Ireland Group PLC 1,210,279 12,000
Flutter Entertainment PLC(Æ) 46,322 12,403
Kerry Group PLC Class A 39,083 4,008
Kingspan Group PLC 20,703 1,438
51,012
Israel - 0.3%
Bank Hapoalim BM 121,768 1,563
Bank Leumi Le-Israel BM 66,942 838
Check Point Software Technologies,
Ltd.(Æ) 26,282 5,730
Elbit Systems, Ltd. 3,216 971
Israel Discount Bank, Ltd. Class A 109,935 804
NICE, Ltd.(Æ) 1,451 242
Teva Pharmaceutical Industries, Ltd.
- ADR 91,890 1,629
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wix.com, Ltd.(Æ) 4,892 1,169
12,946
Italy - 2.1%
Assicurazioni Generali SpA 228,914 7,256
BPER Banca SpA 828,821 5,663
Davide Campari-Milano NV SpA 1,049,298 6,084
DiaSorin SpA 6,104 655
Enel SpA 1,841,460 13,080
Eni SpA 477,507 6,730
FinecoBank Banca Fineco SpA 846,192 16,109
Leonardo SpA 30,392 953
Moncler SpA 70,936 4,459
Ryanair Holdings PLC - ADR 138,567 6,470
UniCredit SpA 367,910 16,917
Unipol Gruppo SpA 59,967 814
85,190
Japan - 11.7%
Advantest Corp. 155,400 8,684
Aeon Co., Ltd. 34,200 833
Ajinomoto Co., Inc. 43,200 1,734
Alfresa Holdings Corp. 143,100 1,959
Alps Alpine Co., Ltd. 111,800 1,118
Amada Co., Ltd. 329,000 3,388
ANA Holdings, Inc.(Æ) 43,900 823
Asahi Group Holdings, Ltd. 133,600 1,447
Asics Corp. 48,000 1,072
Astellas Pharma, Inc. 75,300 733
Bandai Namco Holdings, Inc. 93,900 2,340
Bridgestone Corp. 138,700 4,977
Canon, Inc. 83,200 2,680
Chiba Bank, Ltd. (The) 290,300 2,473
Chugai Pharmaceutical Co., Ltd. 57,600 2,488
Concordia Financial Group, Ltd. 144,500 840
Dai-ichi Life Holdings, Inc. 193,185 5,278
Daiichi Sankyo Co., Ltd. 242,100 6,655
Daikin Industries, Ltd. 4,900 577
Daito Trust Construction Co., Ltd. 6,000 642
Daiwa House Industry Co., Ltd. 61,900 1,948
DeNA Co., Ltd. 80,500 1,416
Dentsu, Inc. 158,700 3,683
Disco Corp. 3,300 961
ENEOS Holdings, Inc. 142,200 716
Fast Retailing Co., Ltd. 6,600 2,158
FUJIFILM Holdings Corp. 162,963 3,598
Fujikura, Ltd. 19,300 777
Fujitsu, Ltd. 127,440 2,464
Fukuoka Financial Group, Inc. 140,900 3,827
Hakuhodo DY Holdings, Inc. 207,900 1,544
Hankyu Hanshin Holdings, Inc. 52,800 1,342
Hino Motors, Ltd.(Æ) 187,400 613
Hirose Electric Co., Ltd. 6,800 812
Hitachi, Ltd. 242,500 6,118
Honda Motor Co., Ltd. 352,795 3,343
Horiba, Ltd. 13,300 830
Hoya Corp. 18,500 2,487
Iida Group Holdings Co., Ltd. 231,100 3,502
Isuzu Motors, Ltd. 480,100 6,443
ITOCHU Corp. 101,818 4,694
Japan Airlines Co., Ltd. 92,400 1,520

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 125,000 1,323
Japan Post Holdings Co., Ltd. 301,700 3,152
Japan Post Insurance Co., Ltd. Class A 147,500 2,870
Japan Tobacco, Inc. 62,500 1,595
JGC Holdings Corp. 140,500 1,178
Kajima Corp. 90,400 1,607
Kao Corp. 81,000 3,221
KDDI Corp. 81,700 2,725
Keyence Corp. 46,900 20,227
Kikkoman Corp. 88,400 924
Kirin Holdings Co., Ltd. 110,700 1,399
Koito Manufacturing Co., Ltd. 198,200 2,601
Komatsu, Ltd. 364,400 11,173
Kubota Corp. 439,400 5,503
Kyowa Kirin Co., Ltd. 62,100 927
Makita Corp. 119,400 3,537
Matsumotokiyoshi Holdings Co., Ltd. 49,200 728
McDonald's Holdings Co. Japan, Ltd. 32,900 1,242
Minebea Co., Ltd. 312,500 5,024
Mitsubishi Corp. 14,700 235
Mitsubishi Electric Corp. 199,800 3,291
Mitsubishi Estate Co., Ltd. 407,700 5,925
Mitsubishi Gas Chemical Co., Inc. 106,200 1,855
Mitsubishi Heavy Industries, Ltd. 71,200 1,048
Mitsubishi UFJ Financial Group, Inc. 1,048,500 13,275
Mitsui Fudosan Co., Ltd. 254,600 2,299
Mizuho Financial Group, Inc. 115,300 3,172
MS&AD Insurance Group Holdings,
Inc. 282,200 5,877
Murata Manufacturing Co., Ltd. 52,600 831
NEC Corp. 19,700 1,954
Nidec Corp. 574,700 9,918
Nikon Corp. 112,800 1,208
Nintendo Co., Ltd. 61,550 4,039
Nippon Express Holdings, Inc. 41,100 667
Nippon Telegraph & Telephone Corp. 3,916,500 3,851
Nissan Motor Co., Ltd. 805,300 2,201
Nissin Foods Holdings Co., Ltd. 23,100 515
Nitori Holdings Co., Ltd. 6,800 799
Nitto Denko Corp. 679,100 12,023
Nomura Holdings, Inc. 520,500 3,392
Nomura Research Institute, Ltd. 50,000 1,693
Obayashi Corp. 136,800 1,838
Obic Co., Ltd. 31,000 923
Olympus Corp. 389,000 5,908
Ono Pharmaceutical Co., Ltd. 152,000 1,581
Oracle Corp. 23,900 2,176
Osaka Gas Co., Ltd. 104,300 2,050
Otsuka Corp. 30,800 695
Otsuka Holdings Co., Ltd. 70,800 3,699
Pan Pacific International Holdings
Corp. 32,300 898
Panasonic Holdings Corp. 152,300 1,567
Persol Holdings Co., Ltd. 1,335,700 2,030
Rakuten, Inc.(Æ) 139,500 879
Recruit Holdings Co., Ltd. 85,000 5,943
Renesas Electronics Corp. 39,700 535
Resona Holdings, Inc. 2,387,500 17,712
Rinnai Corp. 104,300 2,297
Rohm Co., Ltd. 307,200 2,871
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Secom Co., Ltd. 74,726 2,510
Sega Sammy Holdings, Inc. 176,600 3,420
Sekisui Chemical Co., Ltd. 96,600 1,605
Sekisui House, Ltd. 55,200 1,270
Seven & i Holdings Co., Ltd. 30,600 486
Shimadzu Corp. 40,100 1,164
Shimano, Inc. 7,087 998
Shimizu Corp. 147,600 1,280
Shin-Etsu Chemical Co., Ltd. 676,000 21,098
Shionogi & Co., Ltd. 89,100 1,311
Shizuoka Financial Group, Inc. 28,300 252
SMC Corp. 9,400 3,546
SoftBank Corp. 921,900 1,187
Sompo Holdings, Inc. 3,603 100
Sony Group Corp. 336,400 7,418
Stanley Electric Co., Ltd. 123,500 2,058
Subaru Corp. 202,300 3,520
Sumitomo Electric Industries, Ltd. 347,400 6,474
Sumitomo Heavy Industries, Ltd. 33,500 688
Sumitomo Mitsui Financial Group, Inc. 446,706 11,053
Sumitomo Mitsui Trust Holdings, Inc. 291,600 7,264
Sumitomo Realty & Development Co.,
Ltd. 31,500 1,089
Sumitomo Rubber Industries, Ltd. 186,200 2,170
Suntory Beverage & Food, Ltd. 274,200 8,517
T&D Holdings, Inc. 510,100 9,704
Taiheiyo Cement Corp. 84,800 2,136
Taiyo Nippon Sanso Corp. 24,600 696
Takeda Pharmaceutical Co., Ltd. 256,600 6,896
TDK Corp. 689,500 8,306
Terumo Corp. 203,300 3,820
THK Co., Ltd. 101,800 2,527
TIS, Inc. 10,200 225
Toho Co., Ltd. 31,200 1,406
Tokio Marine Holdings, Inc. 142,800 4,716
Tokyo Electron, Ltd. 90,600 15,382
Tokyo Gas Co., Ltd. 16,200 458
Toray Industries, Inc. 1,103,200 7,649
TOTO, Ltd. 42,200 1,032
Toyota Motor Corp. 425,400 8,106
Trend Micro, Inc. 8,500 504
Tsuruha Holdings, Inc. 43,100 2,637
Unicharm Corp. 125,664 986
USS Co., Ltd. 46,600 418
Yakult Honsha Co., Ltd. 27,400 501
Yamaha Motor Co., Ltd. 218,100 1,822
Yamato Holdings Co., Ltd. 244,900 2,936
Yokogawa Electric Corp. 30,300 665
484,169
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 580
Kazakhstan - 0.0%
Air Astana JSC - GDR(Æ)(Þ) 115,761 695
Luxembourg - 0.5%
ArcelorMittal SA 408,994 10,148
Eurofins Scientific SE 14,425 772
Reinet Investments SCA 26,943 667
RTL Group SA 27,227 836

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zabka Group SA(Æ) 1,177,028 6,730
19,153
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 2,634,792 11,264
Malaysia - 0.2%
CIMB Group Holdings BHD 895,115 1,606
DiGi.Com BHD 969,800 816
Gamuda BHD 835,400 756
Hong Leong Bank BHD 158,291 716
Hong Leong Financial Group BHD 261,314 1,060
IHH Healthcare BHD 470,700 755
IOI Corp. BHD 956,700 798
Nestle Malaysia BHD 36,300 732
Press Metal Berhad 381,300 417
Public Bank BHD 680,000 656
QL Resources BHD 768,700 787
9,099
Mexico - 0.8%
America Movil SAB de CV 6,769,928 4,727
America Movil SAB de CV - ADR 63,657 892
Arca Continental SAB de CV 104,843 958
Cemex SAB de CV - ADR 623,148 3,695
Coca-Cola Femsa SAB de CV 97,742 768
Fresnillo PLC 645,540 5,556
Gruma SAB de CV Class B 74,181 1,285
Grupo Aeroportuario del Sureste SAB
de CV Class B 18,911 514
Grupo Bimbo SAB de CV 211,310 555
Grupo Carso SAB de CV 176,166 1,010
Grupo Financiero Banorte SAB de CV
Class O 784,562 5,422
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,552,145 3,300
Southern Copper Corp. 151 14
Ternium SA - ADR 41,955 1,259
Wal-Mart de Mexico SAB de CV 805,362 2,088
32,043
Netherlands - 3.5%
ABN AMRO Bank NV(Þ) 272,609 4,575
Adyen NV(Æ)(Þ) 3,019 4,894
Argenx SE(Æ) 8,397 5,531
ASML Holding NV 31,915 23,676
BE Semiconductor Industries NV 6,297 812
EXOR NV 34,372 3,261
Ferrari NV 34,529 14,860
Havas NV(Æ) 191,147 301
Heineken NV 29,565 2,055
ING Groep NV 1,103,847 18,373
JDE Peet's NV 31,574 550
Koninklijke Ahold Delhaize NV 90,943 3,221
Koninklijke Philips NV(Æ) 593,476 16,339
NN Group NV 98,261 4,516
Randstad NV 288,816 12,457
Universal Music Group NV 907,240 25,289
VEON, Ltd. - ADR(Æ) 28,690 1,292
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wolters Kluwer NV 28,739 5,228
147,230
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 972
Xero, Ltd.(Æ) 8,227 931
1,903
Norway - 0.3%
DNB Bank ASA 38,350 816
Equinor ASA Class N 456,119 10,975
Mowi ASA 27,678 555
Norsk Hydro ASA 104,627 614
Orkla ASA 102,691 954
13,914
Peru - 0.0%
Credicorp, Ltd. 4,057 743
Philippines - 0.2%
Ayala Corp. 69,880 651
Bank of the Philippine Islands 1,163,077 2,317
BDO Unibank, Inc. 792,728 1,868
SM Investments Corp. 104,950 1,402
SM Prime Holdings, Inc. 1,452,800 576
6,814
Poland - 0.1%
Cyfrowy Polsat SA(Æ) 102,903 389
Dino Polska SA(Æ)(Þ) 7,639 845
KGHM Polska Miedz SA 18,243 560
Santander Bank Polska SA 10,743 1,338
3,132
Portugal - 0.0%
EDP Group (Energias de Portugal) SA 232,497 731
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC (Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 11,471 —
Rosneft Oil Co. PJSC (Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.2%
Al Rajhi Bank 112,377 2,964
Saudi Arabian Oil Co.(Þ) 274,719 2,035
Saudi National Bank (The) 253,038 2,306
Saudi Telecom Co. 143,475 1,664
8,969
Singapore - 0.6%
DBS Group Holdings, Ltd. 210,015 6,887
Grab Holdings, Ltd. Class A(Æ) 2,746,403 12,578
Oversea-Chinese Banking Corp., Ltd. 114,995 1,471
SEA, Ltd. - ADR(Æ) 6,730 820

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
STMicroelectronics NV 56,841 1,279
United Overseas Bank, Ltd. 4,600 127
UOL Group, Ltd. 163,600 612
23,774
South Africa - 1.9%
Absa Group, Ltd. 549,390 5,465
Anglo American PLC 104,722 3,083
Anglogold Ashanti PLC 587,650 17,753
Aspen Pharmacare Holdings, Ltd. 190,002 1,813
Bid Corp., Ltd. 30,677 783
Capitec Bank Holdings, Ltd. 50,831 8,076
Clicks Group, Ltd. 89,938 1,724
Discovery Holdings, Ltd. 92,425 897
FirstRand, Ltd. 1,807,464 7,378
Foschini Group, Ltd. (The) 315,327 2,399
Gold Fields, Ltd. - ADR 487,363 8,251
Impala Platinum Holdings, Ltd.(Æ) 631,647 3,482
Mr Price Group, Ltd. 206,177 2,749
MTN Group, Ltd. 1,322,776 8,104
Old Mutual, Ltd. 2,055,278 1,359
Shoprite Holdings, Ltd. - ADR 93,772 1,434
Standard Bank Group, Ltd. 127,735 1,489
Vodacom Group, Ltd. - ADR 187,984 1,099
77,338
South Korea - 2.9%
Amorepacific Corp. 23,629 2,092
Celltrion, Inc. 31,328 3,839
Coupang, Inc.(Æ) 33,690 792
Coway Co., Ltd. 75,959 4,032
Hana Financial Group, Inc. 15,738 653
Hankook Tire & Technology Co., Ltd. 37,097 1,036
Hyundai Glovis Co., Ltd. 8,429 861
Hyundai Heavy Industries Co., Ltd.(Æ) 20,837 3,298
Hyundai Mobis Co., Ltd. 22,357 4,043
Hyundai Motor Co. 10,232 1,437
KakaoBank Corp. 49,962 725
KB Financial Group, Inc. 281,937 17,671
Kia Corp. 39,268 2,745
Korea Electric Power Corp. 45,932 661
Korea Zinc Co., Ltd. 430 243
Krafton, Inc.(Æ) 8,243 2,048
KT Corp. 2,504 83
KT Corp. - ADR 324,673 5,627
KT&G Corp. 14,970 1,135
LG Chem, Ltd. 14,520 2,346
LG Electronics, Inc. Class H 16,667 956
LG Energy Solution, Ltd.(Æ) 10,323 2,496
LG Household & Health Care, Ltd. 3,426 722
NAVER Corp. 31,150 4,616
Orion Corp. 15,596 1,086
POSCO Holdings, Inc. 3,903 696
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,419 1,788
Samsung Electro-Mechanics Co., Ltd. 2,068 188
Samsung Electronics Co., Ltd. 742,363 26,478
Samsung Engineering Co., Ltd. 43,793 536
Samsung Fire & Marine Insurance Co.,
Ltd. 13,726 3,560
Samsung Heavy Industries Co., Ltd.(Æ) 416,060 3,697
Samsung SDS Co., Ltd. 1 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 239,692 8,365
SK Hynix, Inc. 75,597 10,283
120,834
Spain - 1.4%
Amadeus IT Group SA Class A 150,850 11,089
Banco Santander SA 159,637 819
CaixaBank SA 2,185,668 13,270
Cellnex Telecom SA(Þ) 124,013 4,146
Iberdrola SA 231,967 3,278
Industria de Diseno Textil SA 466,691 25,438
Repsol SA 15,906 185
58,225
Sweden - 1.2%
Alfa Laval AB 17,220 766
Assa Abloy AB Class B 242,764 7,409
Atlas Copco AB Class A 196,168 3,286
Atlas Copco AB Class B 105,865 1,579
Boliden AB 57,493 1,715
Epiroc AB Class A 282,066 5,354
Equities AB 23,534 770
Essity Aktiebolag Class B 29,629 750
Fastighets AB Balder Class B(Æ) 101,185 721
Hexagon AB Class B 141,633 1,640
Indutrade AB 12,396 341
L E Lundbergforetagen AB Class B 43,887 2,112
Lifco AB Class B 45,014 1,477
Sandvik AB 287,753 5,929
Securitas AB Class B 156,948 1,995
Skandinaviska Enskilda Banken AB
Class A 48,485 684
SKF AB Class B 272,311 5,483
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,446
Telefonaktiebolaget LM Ericsson Class
B 671,085 5,057
Volvo Car AB Class B(Æ) 359,478 811
49,325
Switzerland - 2.8%
ABB, Ltd. 61,676 3,366
ABB, Ltd. - ADR 45,954 2,505
Adecco Group AG 50,976 1,213
Baloise Holding AG 5,975 1,090
Barry Callebaut AG 28 31
BKW AG 5,265 897
Chocoladefabriken Lindt & Spruengli
AG 177 3,456
Cie Financiere Richemont SA Class A 12,652 2,425
DSM-Firmenich AG 7,125 729
EMS-Chemie Holding AG 1,445 1,024
Galderma Group AG(Æ) 48,777 5,922
Geberit AG 2,872 1,606
Givaudan SA 512 2,233
Helvetia Holding AG 5,359 932
Julius Baer Group, Ltd. 153,420 10,774
Kuehne & Nagel International AG 2,483 565
Logitech International SA 8,946 892
Lonza Group AG 1,984 1,261
Partners Group Holding AG 5,406 8,220

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sandoz Group AG 34,621 1,657
Schindler Holding AG 11,995 3,444
SGS SA 24,865 2,412
Sika AG 7,058 1,793
Sonova Holding AG 6,291 2,202
Straumann Holding AG 5,581 791
Swatch Group AG (The) Class B 21,829 4,019
Swiss Life Holding AG 818 669
Swiss Prime Site AG Class A 9,281 1,060
Swisscom AG 2,454 1,379
UBS Group AG 1,162,951 41,062
Zurich Insurance Group AG 8,129 4,929
114,558
Taiwan - 6.0%
Accton Technology Corp. 36,000 829
Advantech Co., Ltd. 141,087 1,606
Alchip Technologies, Ltd. 39,001 3,675
Catcher Technology Co., Ltd. 295,000 1,778
Cathay Financial Holding Co., Ltd. 2,073,000 4,133
Cheng Shin Rubber Industry Co., Ltd. 486,000 741
China Development Financial Holding
Corp. 6,136,691 3,179
Chunghwa Telecom Co., Ltd. 572,000 2,185
Compal Electronics, Inc. 661,000 729
CTBC Financial Holding Co., Ltd. 505,236 608
Delta Electronics, Inc. 547,000 7,210
E Ink Holdings, Inc. 554,000 4,669
E.Sun Financial Holding Co., Ltd. 2,610,233 2,188
Evergreen Marine Corp. Taiwan, Ltd. 90,417 554
Far EasTone Telecommunications Co.,
Ltd. 393,000 1,048
First Financial Holding Co., Ltd. 548,023 460
Fubon Financial Holding Co., Ltd. 1,076,953 3,000
Globalwafers Co., Ltd. 47,246 490
Hon Hai Precision Industry Co., Ltd. 2,121,115 11,477
Hua Nan Financial Holdings Co., Ltd. 1,220,840 1,032
Largan Precision Co., Ltd. 3,000 249
MediaTek, Inc. 293,241 12,929
Mega Financial Holding Co., Ltd. 111,492 131
Pegatron Corp. 199,000 577
President Chain Store Corp. 110,000 868
Realtek Semiconductor Corp. 93,000 1,519
Shin Kong Financial Holding Co., Ltd.
(Æ) 2,181,000 821
SinoPac Financial Holdings Co., Ltd. 82,605 57
Taishin Financial Holding Co., Ltd. 2,344,984 1,236
Taiwan Business Bank 2,173,882 1,003
Taiwan Cooperative Financial Holding
Co., Ltd. 723,186 541
Taiwan Mobile Co., Ltd. 499,000 1,663
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,585,679 121,833
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 221,756 46,418
Unimicron Technology Corp. 1,125,000 4,709
Uni-President Enterprises Corp. 1,523,000 3,588
United Microelectronics Corp. 333,059 395
Yageo Corp. 6,039 98
Yuanta Financial Holding Co., Ltd. 54,711 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhen Ding Technology Holding, Ltd. 60,000 218
250,501
Thailand - 0.5%
Advanced Info Service PCL 279,900 2,355
Airports of Thailand PCL 441,100 721
Bangkok Dusit Medical Services PCL 1,320,500 921
Bumrungrad Hospital PCL 99,500 530
Charoen Pokphand Foods PCL 7,018,200 4,582
CP ALL PCL 889,100 1,368
Delta Electronics Thailand PCL 175,000 650
Gulf Energy Development PCL 415,400 710
Intouch Holdings PCL 262,900 758
Kasikornbank PCL 1,560,200 7,429
PTT Exploration & Production PCL 14,500 55
True Corp. PCL(Æ) 2,279,400 789
20,868
Turkey - 0.6%
Akbank TAS 4,585,553 8,228
BIM Birlesik Magazalar AS 596,969 9,120
Coca-Cola Icecek AS 1,533,556 2,434
Haci Omer Sabanci Holding AS 1,302,686 3,603
Turkiye Garanti Bankasi AS 741,821 2,619
26,004
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 3,425
Emaar Properties PJSC 707,160 2,600
Emirates NBD Bank PJSC 231,816 1,316
7,341
United Kingdom - 7.5%
3i Group PLC 53,930 2,597
Ashtead Group PLC 12,579 823
AstraZeneca PLC 142,839 20,114
Aviva PLC 361,516 2,305
Babcock International Group PLC 472,642 3,151
BAE Systems PLC 296,242 4,483
Barclays PLC 1,992,472 7,292
Berkeley Group Holdings PLC 18,264 877
BP PLC 1,804,221 9,360
British American Tobacco PLC 292,342 11,581
British Land Co. PLC (The)(ö) 450,858 2,094
BT Group PLC 2,470,673 4,336
Bunzl PLC 39,739 1,698
Burberry Group PLC 218,702 3,203
CK Hutchison Holdings, Ltd. Class B 454,461 2,284
Compass Group PLC 512,201 17,686
Diageo PLC 96,701 2,896
Diploma PLC 168,402 9,466
easyJet PLC 555,538 3,521
Halma PLC 19,331 723
Hargreaves Lansdown PLC 49,764 680
HSBC Holdings PLC 1,721,446 17,957
InterContinental Hotels Group PLC 7,456 998
Intermediate Capital Group PLC 199,078 5,795
Intertek Group PLC 202,559 12,789
J Sainsbury PLC 3,681,085 11,587
Kingfisher PLC 960,760 2,924
Land Securities Group PLC(ö) 250,056 1,807

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
London Stock Exchange Group PLC 124,086 18,482
Marks & Spencer Group PLC 325,982 1,353
NatWest Group PLC 1,798,687 9,608
Next PLC 13,758 1,694
Pearson PLC 115,955 1,927
Reckitt Benckiser Group PLC 289,376 19,067
RELX PLC 486,214 24,180
Rolls-Royce Holdings PLC(Æ) 120,320 901
Sage Group PLC (The) 147,524 2,457
Smith & Nephew PLC 48,438 618
Smiths Group PLC 32,733 835
Spirax-Sarco Engineering PLC 12,289 1,226
Standard Chartered PLC 1,552,306 20,959
Tate & Lyle PLC 220,717 1,796
Tesco PLC 2,675,808 12,317
Travis Perkins PLC 164,497 1,450
Unilever PLC 137,868 7,903
Vodafone Group PLC 1,072,427 915
Weir Group PLC (The) 227,399 6,811
Wise PLC Class A(Æ) 498,420 6,871
WPP PLC 512,465 4,887
311,284
United States - 8.1%
Alcon, Inc. 52,316 4,790
Allegion PLC 136,049 18,058
Amdocs, Ltd. 110,750 9,767
Aon PLC Class A 39,852 14,778
ARM Holdings PLC - ADR(Æ) 7,632 1,218
CRH PLC 14,570 1,443
CSL, Ltd. 18,662 3,246
CyberArk Software, Ltd.(Æ) 3,158 1,171
Experian PLC 66,058 3,276
Freeport-McMoRan, Inc. 163,536 5,863
GSK Finance No. 3 PLC 541,734 9,469
Haleon PLC 5,224,791 24,345
Holcim AG(Æ) 77,164 7,756
James Hardie Industries PLC(Æ) 75,299 2,538
Las Vegas Sands Corp. 28,294 1,297
Linde PLC 58,017 25,882
Lululemon Athletica, Inc.(Æ) 2,926 1,212
Medtronic PLC 78,371 7,118
Monday.com, Ltd.(Æ) 2,720 695
Nestle SA 292,171 24,843
Newmont Corp. 3,657 156
Novartis AG 201,438 21,112
Roche Holding AG 84,618 26,709
Sanofi SA 173,312 18,799
Schlumberger NV 307,865 12,401
Schneider Electric SE 135,225 34,194
Shell PLC 1,157,211 38,100
Spotify Technology SA(Æ) 25,667 14,080
Tenaris SA 32,274 611
334,927
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 646,948 8,097
Total Common Stocks
(cost $2,931,562) 3,944,560
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 0.7%
Brazil - 0.1%
Cia Paranaense de Energia
4.207% (Ÿ) 400,789 665
Itau Unibanco Holding SA
12.207% (Ÿ) 736,482 4,261
4,926
Germany - 0.3%
Henkel AG & Co. KGaA
2.216% (Ÿ) 64,929 5,677
Volkswagen AG
9.309% (Ÿ) 55,157 5,654
11,331
South Korea - 0.3%
Hyundai Motor Co.
9.006% (Ÿ) 6,639 753
Samsung Electronics Co., Ltd.
2.920% (Ÿ) 376,127 11,026
11,779
Total Preferred Stocks
(cost $30,238) 28,036
Warrants and Rights - 0.0%
Argentina - 0.0%
Grupo Financiero Galicia SA(Æ)
2025 Rights 511 7
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2028 Warrants 1,754 —
Total Warrants and Rights
(cost $—) 7
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 116,101,814 (∞) 116,078
Total Short-Term Investments
(cost $116,084) 116,078
Total Investments - 98.5%
(identified cost $3,077,884) 4,088,681
Other Assets and Liabilities,
Net - 1.5%
63,480
Net Assets - 100.0%
4,152,161

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 113
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.0%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9 .99 2,723
4,575
Adyen NV 11/15/23 EUR 3,019 1,114 .86 3,366
4,894
Air Astana JSC 09/13/24 115,761 6 .53 756
695
Amundi SA 02/26/19 EUR 136,138 60 .42 8,225
9,559
Avenue Supermarts, Ltd. 01/16/23 INR 31,612 44 .47 1,406
1,335
Axis Bank, Ltd. 05/02/24 41,725 69 .28 2,891
2,367
Cellnex Telecom SA 04/18/19 EUR 124,013 31 .51 3,907
4,146
CGN Power Co., Ltd. Class H 08/08/23 HKD 2,578,000 0 .25 640
831
China International Capital Corp., Ltd. Class H 10/06/23 HKD 2,692,800 1 .35 3,646
4,461
China Tower Corp., Ltd. Class H 08/09/23 HKD 9,272,000 0 .11 1,006
1,334
Covestro AG 03/17/20 EUR 161,277 32 .33 5,213
9,534
Dino Polska SA 10/06/23 PLN 7,639 81 .32 621
845
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Haidilao International Holding, Ltd. 09/13/24 HKD 454,000 1 .60 726
846
HDFC Asset Management Co., Ltd. 06/27/24 INR 15,132 48 .31 731
674
HDFC Life Insurance Co., Ltd. 03/02/22 INR 173,020 7 .38 1,276
1,272
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22 .81 645
1,281
Hydro One, Ltd. 04/18/19 CAD 26,918 25 .76 693
838
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13 .61 1,220
1,921
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5 .33 1,246
1,659
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23 .47 3,522
7,442
Kuaishou Technology 11/09/22 HKD 1,577,917 6 .10 9,628
8,559
Larsen & Toubro, Ltd. - GDR 05/02/24 116,180 43 .16 5,014
4,742
Longfor Group Holdings, Ltd. 10/06/23 HKD 8,845,500 1 .41 12,445
11,191
Macrotech Developers, Ltd. 03/27/24 INR 229,327 13 .86 3,178
3,181
Meituan Class B 02/26/20 HKD 602,336 14 .60 8,793
11,426
Nongfu Spring Co., Ltd. Class H 09/13/24 HKD 295,000 3 .21 947
1,389
Pop Mart Internaitonal Group, Ltd. 12/11/24 HKD 65,200 11 .82 771
787
Postal Savings Bank of China Co., Ltd. Class H 12/18/23 HKD 1,305,000 0 .47 610
778
Reliance Industries, Ltd. - GDR 06/03/15 78,033 9 .99 779
4,574
Samsung Biologics Co., Ltd. 02/13/24 KRW 2,419 630 .87 1,526
1,788
Saudi Arabian Oil Co. 06/27/24 SAR 274,719 7 .32 2,010
2,035
SBI Life Insurance Co., Ltd. 03/23/22 INR 228,777 17 .14 3,921
3,909
Siemens Healthineers AG 12/11/24 EUR 26,548 56 .68 1,505
1,513
WH Group, Ltd. 10/26/15 HKD 3,780,826 0 .56 2,120
2,949
WuXi AppTec Co., Ltd. 09/13/24 HKD 320,700 6 .29 2,017
2,277
Xiaomi Corp. Class B 03/27/24 HKD 1,002,400 2 .04 2,047 5,012
126,619
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Tax-Managed International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 2,119 USD 131,728 03/25
(3,080)
British Pound Currency Futures 100 USD 7,749 03/25
(223)
Canadian Dollar Currency Futures 2,152 USD 148,585 03/25
(4,267)
Japanese Yen Currency Futures 2,575 USD 208,493 03/25
(5,695)
New Zealand Dollar Currency Futures 185 USD 10,441 03/25
(268)
Norwegian Krone Currency Futures 103 USD 18,190 03/25
(284)
S&P/TSX 60 Index Futures 804 CAD 248,018 03/25
1,806
SPI 200 Index Futures 929 AUD 197,575 03/25
2,950
TOPIX Index Futures 422 JPY 11,778,020 03/25 1,259
Short Positions
CAC40 Euro Index Futures 132 EUR 10,513 02/25
(57)
DAX Index Futures 17 EUR 9,272 03/25
(113)
Euro Currency Futures 874 USD 113,587 03/25
1,646
EURO STOXX 50 Index Futures 107 EUR 5,661 03/25
(56)
FTSE 100 Index Futures 394 GBP 34,124 03/25
(1,475)
FTSE/MIB Index Futures 15 EUR 2,747 03/25
(20)
Hang Seng Index Futures 98 HKD 99,593 02/25
(354)
IBEX 35 Index Futures 23 EUR 2,850 02/25
(79)
MSCI Emerging Markets Index Futures 2,139 USD 116,618 03/25
1,840
MSCI Singapore Index Futures 352 SGD 13,772 02/25
(282)
OMXS30 Index Futures 193 SEK 51,603 02/25
(72)
S&P 500 E-Mini Index Futures 171 USD 51,875 03/25
630
Swiss Franc Currency Futures 65 USD 8,966 03/25 329
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,865)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 607 PLN 2,450 02/03/25 (5)
Bank of America USD 878 TRY 31,467 02/03/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (5)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 12,274 $ — $ —
$ —
$ 12,274
Australia — 51,861 —
—
51,861
Austria — 18,639 —
—
18,639

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 115
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Belgium — 8,398 —
—
8,398
Brazil 89,845 — —
—
89,845
Burkina Faso 1,464 — —
—
1,464
Canada 149,815 — —
—
149,815
Chile 1,887 1,482 —
—
3,369
China 48,109 364,442 —
—
412,551
Colombia 1,238 — —
—
1,238
Denmark — 71,012 —
—
71,012
Finland — 19,730 —
—
19,730
France 255 262,706 —
—
262,961
Germany — 242,266 —
—
242,266
Ghana 314 1,206 —
—
1,520
Greece — 21,628 —
—
21,628
Hong Kong — 47,679 —
—
47,679
Hungary — 3,650 —
—
3,650
India 18,158 192,739 —
—
210,897
Indonesia — 21,100 —
—
21,100
Ireland 17,894 33,118 —
—
51,012
Israel 8,528 4,418 —
—
12,946
Italy 6,470 78,720 —
—
85,190
Japan — 484,169 —
—
484,169
Jordan — 580 —
—
580
Kazakhstan — 695 —
—
695
Luxembourg — 19,153 —
—
19,153
Macao — 11,264 —
—
11,264
Malaysia — 9,099 —
—
9,099
Mexico 26,487 5,556 —
—
32,043
Netherlands 1,594 145,636 —
—
147,230
New Zealand — 1,903 —
—
1,903
Norway — 13,914 —
—
13,914
Peru 743 — —
—
743
Philippines — 6,814 —
—
6,814
Poland — 3,132 —
—
3,132
Portugal — 731 —
—
731
Russia — — —
—
—
Saudi Arabia — 8,969 —
—
8,969
Singapore 13,398 10,376 —
—
23,774
South Africa 26,004 51,334 —
—
77,338
South Korea 6,419 114,415 —
—
120,834
Spain — 58,225 —
—
58,225
Sweden — 49,325 —
—
49,325
Switzerland 2,505 112,053 —
—
114,558

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Taiwan 46,418 204,083 —
—
250,501
Thailand — 20,868 —
—
20,868
Turkey — 26,004 —
—
26,004
United Arab Emirates — 7,341 —
—
7,341
United Kingdom — 311,284 —
—
311,284
United States 115,138 219,789 —
—
334,927
Zambia 8,097 — —
—
8,097
Preferred Stocks 4,926 23,110 — — 28,036
Warrants and Rights 7 — — — 7
Short-Term Investments — — — 116,078 116,078
Total Investments 607,987 3,364,616 — 116,078 4,088,681
Other Financial Instruments
Assets
Futures Contracts 10,460 — — — 10,460
Liabilities
Futures Contracts (16,325) — — — (16,325)
Foreign Currency Exchange Contracts (5) — — — (5)
Total Other Financial Instruments
*
$ (5,870) $ — $ — $ — $ (5,870)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
657,541
Consumer Staples ...............................................................................
265,126
Energy ................................................................................................
192,283
Financial Services ..............................................................................
1,023,580
Health Care ........................................................................................
327,831
Materials and Processing ...................................................................
374,106
Producer Durables ..............................................................................
392,339
Technology .........................................................................................
610,301
Utilities ...............................................................................................
101,453
Preferred Stocks

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 117
Consumer Discretionary ....................................................................
6,407
Consumer Staples ...............................................................................
5,677
Financial Services ..............................................................................
4,261
Technology .........................................................................................
11,026
Utilities ...............................................................................................
665
Warrants and Rights ...................................................................
7
Short-Term Investments .............................................................
116,078
Total Investments ............................................................................... 4,088,681
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 135,615 $ 311,978 $ 331,502 $ (3) $ (10) $ 116,078 $ 2,116 $ —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.1%
Argentina - 1.0%
Arcadium Lithium PLC(Æ) 100,407 576
Corp. America Airports SA(Æ) 59,152 1,158
YPF SA - ADR(Æ) 216,163 8,532
10,266
Australia - 3.9%
Atlas Arteria, Ltd. 2,472,758 7,770
Beach Energy, Ltd. 15,622 15
BHP Group, Ltd. 155,716 3,835
Dalrymple Bay Infrastructure, Ltd. 103,389 232
Fortescue Metals Group, Ltd. 129,847 1,520
Glencore PLC(Æ) 1,954,041 8,483
Mineral Resources, Ltd. 16,439 357
Perenti, Ltd. 16,262 14
Qube Holdings, Ltd. 580,855 1,503
Rio Tinto PLC 7,194 434
Rio Tinto, Ltd. 8,505 620
Sandfire Resources, Ltd.(Æ) 131,100 810
Santos, Ltd. 116,899 508
South32, Ltd. Class B 440,322 918
Transurban Group 1,722,350 14,286
Woodside Energy Group, Ltd. 13,025 198
41,503
Austria - 0.3%
Mondi PLC 71,458 1,112
OMV AB 51,528 2,127
3,239
Brazil - 1.5%
Adecoagro SA 98,938 963
CCR SA 1,016,650 1,954
Centrais Eletricas Brasileiras SA - ADR 96,470 597
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp - ADR(Æ) 36,851 596
Cia Energetica de Minas Gerais - ADR 225,906 422
Companhia Paranaense de Energia -
Copel - ADR 31,980 213
Petroleo Brasileiro SA 11,405 81
Petroleo Brasileiro SA - ADR 24,208 344
PRIO SA(Æ) 41,520 291
Sao Martinho S/A 188,894 733
Suzano SA 162,745 1,737
Suzano SA - ADR 104,485 1,128
Ultrapar Participacoes SA - ADR 109,330 311
Vale SA 507,043 4,700
Vale SA Class B - ADR 115,361 1,072
Wheaton Precious Metals Corp. 12,541 783
Yara International ASA 6,715 200
16,125
Canada - 3.8%
Agnico Eagle Mines, Ltd. 15,613 1,451
AltaGas, Ltd. 79,315 1,830
ARC Resources, Ltd. 111,946 1,917
Barrick Gold Corp. 61,777 1,010
Canadian Natural Resources, Ltd. 18,746 569
Cenovus Energy, Inc. 14,973 217
Enbridge, Inc. 141,318 6,111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enerflex, Ltd. 56,123 531
Franco-Nevada Corp. Class T 9,445 1,284
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,242
Ivanhoe Mines, Ltd. Class A(Æ) 729,438 7,835
Largo, Inc.(Æ) 149,906 260
Logan Energy Corp.(Æ) 25,659 12
NexGen Energy, Ltd.(Æ) 288,945 1,887
Nutrien, Ltd. 73,346 3,786
Nuvista Energy Ltd.(Æ) 21,393 192
Pembina Pipeline Corp. 61,349 2,214
Precision Drilling Corp.(Æ) 4,702 274
South Bow Corp. Class W 9,265 222
TC Energy Corp. 46,325 2,088
Teck Resources, Ltd. Class B 58,951 2,408
Vermilion Energy, Inc. 113,813 1,049
West Fraser Timber Co., Ltd. 8,004 694
Westshore Terminals Investment Corp. 24,184 389
Whitecap Resources, Inc. 27,368 180
39,654
Chile - 0.7%
Antofagasta PLC 29,173 622
Sociedad Quimica y Minera de Chile
SA - ADR 162,211 6,414
7,036
China - 1.4%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 6,708,798 2,447
CGN Power Co., Ltd. Class H(Þ) 1,301,000 419
China Gas Holdings, Ltd. 152,600 126
China Merchants Port Holdings Co.,
Ltd. 584,264 985
China Resources Gas Group, Ltd. 62,700 213
COSCO SHIPPING Ports, Ltd. 788,000 455
ENN Energy Holdings, Ltd. 506,241 3,438
Guangdong Investment, Ltd. 706,000 534
Guangdong Land Holdings, Ltd.(Æ) 136,258 3
Henan Shenhuo Coal & Power Co., Ltd.
Class A 319,000 816
Jiangsu Expressway Co., Ltd. Class H 927,153 1,024
Kunlun Energy Co., Ltd. 220,000 210
Shenzhen Expressway Corp., Ltd.
Class H 72,000 61
Shenzhen International Holdings, Ltd. 582,000 521
Western Mining Co., Ltd. Class A 698,601 1,683
Wilmar International, Ltd. 493,500 1,130
Yuexiu Transport Infrastructure, Ltd. 582,000 274
Zhejiang Expressway Co., Ltd. Class H 312,000 225
14,564
Denmark - 0.1%
Vestas Wind Systems A/S 81,434 1,112
Finland - 0.6%
Kemira OYJ 20,297 448
Neste OYJ 265,225 3,343
Stora Enso OYJ Class R 100,644 1,109

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 64,819 1,903
6,803
France - 2.5%
Aeroports de Paris SA 25,734 2,932
Eiffage SA 7,174 641
Engie SA 48,151 794
Eramet SA 10,122 566
Gaztransport Et Technigaz SA 130 20
Getlink SE 719,471 11,526
Rubis SCA 14,047 363
Technip Energies NV 20,026 567
TotalEnergies SE 47,337 2,750
Veolia Environnement SA 80,354 2,290
Vinci SA 36,913 3,983
26,432
Germany - 0.5%
E.ON SE 83,362 988
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 15,692 936
K+S AG 26,874 377
RWE AG 92,686 2,874
5,175
Ghana - 1.0%
Kosmos Energy, Ltd.(Æ) 3,369,282 10,714
Hong Kong - 0.1%
Hutchison Port Holdings Trust Class U 1,796,100 286
United Energy Group, Ltd. 9,792,000 466
752
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 160,679 1,175
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 12,562 736
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 131,604 770
Israel - 0.2%
Equital, Ltd.(Æ) 7,002 282
ICL Group, Ltd. 80,378 478
Israel Corp., Ltd. 2,643 775
Naphtha Israel Petroleum Corp., Ltd. 56,274 359
1,894
Italy - 0.7%
Enav SpA(Þ) 89,897 321
Enel SpA 220,044 1,563
Eni SpA 186,725 2,632
Hera SpA 371,435 1,360
Infrastrutture Wireless Italiane SpA(Þ) 122,290 1,271
7,147
Japan - 1.1%
Ebara Corp. 72,100 1,188
Hitachi Zosen Corp. 2,500 17
Inpex Corp. 35,000 421
Japan Airport Terminal Co., Ltd. 180,000 5,840
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Petroleum Exploration Co., Ltd. 47,000 332
JFE Holdings, Inc. 5,600 65
Kubota Corp. 15,000 188
Mitsubishi Materials Corp. 8,100 127
Nippon Steel Corp. 46,400 963
Nittetsu Mining Co., Ltd. 9,000 275
Sumitomo Metal Mining Co., Ltd. 7,700 178
West Japan Railway Co. 91,700 1,688
11,282
Luxembourg - 0.1%
ArcelorMittal SA 46,814 1,162
Mexico - 3.1%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 945
Grupo Aeroportuario del Pacifico SAB
de CV Class B 499,500 9,232
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,820 2,191
Grupo Aeroportuario del Sureste SAB
de CV Class B 264,044 7,175
Grupo Aeroportuario del Sureste SAB
de CV - ADR 4,011 1,101
Grupo Mexico SAB de CV 766,147 3,756
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,309
Southern Copper Corp. 1,725 158
Vista Energy SAB de CV - ADR(Æ) 128,412 6,928
32,795
New Zealand - 0.5%
Auckland International Airport, Ltd. 1,182,046 5,761
Norway - 0.8%
Aker BP ASA 150,810 3,151
Austevoll Seafood ASA 104,639 1,023
Borregaard ASA 22,679 407
DNO ASA 659,139 762
DOF Group ASA(Æ) 27,014 228
Equinor ASA Class N 108,524 2,611
Frontline PLC 12,879 226
8,408
Poland - 0.0%
ORLEN SA 21,816 288
Portugal - 0.7%
Galp Energia SGPS SA Class B 416,683 6,973
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Æ)(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Æ)(Š) 1,789,700 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.1%
SATS, Ltd. 273,800 683
South Africa - 0.6%
African Rainbow Minerals, Ltd. 90,993 788
Anglo American PLC 119,540 3,519
Gold Fields, Ltd. - ADR 38,878 658
Impala Platinum Holdings, Ltd.(Æ) 67,101 370
Sibanye Stillwater, Ltd.(Æ) 909,222 871
Thungela Resources, Ltd. 7,364 54
6,260
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 591
Spain - 1.9%
Aena SME SA(Þ) 51,996 11,205
Iberdrola SA 399,818 5,650
Repsol SA 224,844 2,608
Solaria Energia y Medio Ambiente
SA(Æ) 72,367 567
20,030
Sweden - 0.3%
Boliden AB 63,062 1,881
Svenska Cellulosa AB SCA Class B 94,077 1,294
3,175
Switzerland - 0.7%
Flughafen Zurich AG 29,633 7,140
SIG Group AG(Æ) 28,795 626
7,766
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 372
United Kingdom - 2.4%
BP PLC 2,144,499 11,125
DS Smith PLC 191,657 1,378
EnQuest PLC(Æ) 1,644,647 240
Harbour Energy PLC 490,038 1,418
National Grid PLC 717,320 8,722
Scottish & Southern Energy PLC 48,869 986
Severn Trent PLC Class H 33,916 1,061
24,930
United States - 64.9%
Advanced Drainage Systems, Inc. 8,138 984
Aemetis, Inc.(Æ) 66,202 153
AES Corp. (The) 108,516 1,194
AGCO Corp. 22,694 2,370
Agree Realty Corp.(ö) 156,091 11,328
Air Products & Chemicals, Inc. 536 180
Albemarle Corp. 26,341 2,218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alexander & Baldwin, Inc.(ö) 16,217 289
Alexandria Real Estate Equities, Inc.(ö) 11,124 1,083
Alliant Energy Corp. 33,996 2,002
Amcor PLC 99,527 967
Ameresco, Inc. Class A(Æ) 143,298 3,243
American Electric Power Co., Inc. 68,684 6,756
American Healthcare REIT, Inc.(ö) 228,001 6,450
American Homes 4 Rent Class A(ö) 111,705 3,868
American Tower Corp.(ö) 8,917 1,649
American Water Works Co., Inc. 6,889 859
Americold Realty Trust, Inc.(ö) 32,501 710
Apartment Investment and Management
Co. Class A(ö) 23,019 208
Apple Hospitality REIT, Inc.(ö) 44,717 690
Archer-Daniels-Midland Co. 22,092 1,132
Armada Hoffler Properties, Inc.(ö) 17,909 175
Array Technologies, Inc.(Æ) 482,425 3,536
Atmos Energy Corp. 4,584 653
AvalonBay Communities, Inc.(ö) 105,177 23,298
Avery Dennison Corp. 2,165 402
Brandywine Realty Trust(ö) 42,652 234
Brixmor Property Group, Inc.(ö) 295,195 7,693
Broadstone Net Lease, Inc.(ö) 22,267 351
BXP, Inc.(ö) 16,351 1,196
California Resources Corp. 86,933 4,277
Camden Property Trust(ö) 8,406 956
CareTrust REIT, Inc.(ö) 179,277 4,751
CenterPoint Energy, Inc. 60,047 1,956
Centerspace(ö) 1,392 85
CF Industries Holdings, Inc. 8,863 817
Chatham Lodging Trust(ö) 24,673 216
Cheniere Energy, Inc. 63,750 14,258
Chevron Corp. 13,269 1,980
Civitas Resources, Inc. 12,673 643
Clean Energy Fuels Corp.(Æ) 435,831 1,443
CNX Resources Corp.(Æ) 22,415 614
ConocoPhillips Co. 27,096 2,678
Consolidated Edison, Inc. 4,473 419
Constellation Energy Corp. 10,423 3,127
COPT Defense Properties(ö) 16,229 478
Corteva, Inc. 73,835 4,819
Coterra Energy, Inc. 6,019 167
Cousins Properties, Inc.(ö) 28,371 866
Crescent Energy Co. Class A 22,779 343
Crown Castle, Inc.(ö) 8,893 794
CSX Corp. 26,159 860
CubeSmart(ö) 215,504 8,987
Curbline Properties Corp.(ö) 3,813 93
Darling Ingredients, Inc.(Æ) 212,161 7,948
Deere & Co. 1,513 721
DiamondRock Hospitality Co.(ö) 27,431 241
Digital Realty Trust, Inc.(ö) 132,920 21,780
Diversified Healthcare Trust(ö) 57,035 141
Dominion Energy, Inc. 85,793 4,769
DT Midstream, Inc. 73,556 7,435
Duke Energy Corp. 88,529 9,914
EastGroup Properties, Inc.(ö) 41,845 7,098
Edison International 2,654 143
Elme Communities(ö) 14,560 222

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Empire State Realty Trust, Inc. Class
A(ö) 40,565 388
Enphase Energy, Inc.(Æ) 7,944 495
Entergy Corp. 5,380 436
Enterprise Products Partners, LP 28,820 941
EOG Resources, Inc. 8,795 1,106
EPR Properties(ö) 16,332 753
Equinix, Inc.(ö) 37,301 34,080
Equity LifeStyle Properties, Inc. Class
A(ö) 47,910 3,136
Equity Residential(ö) 41,190 2,909
Essential Properties Realty Trust, Inc.
(ö) 348,976 11,202
Essex Property Trust, Inc.(ö) 25,534 7,266
Evergy, Inc. 35,614 2,285
Eversource Energy 48,764 2,813
Exelon Corp. 116,491 4,660
Expand Energy Corp. 3,495 355
Extra Space Storage, Inc.(ö) 35,299 5,436
Exxon Mobil Corp. 41,602 4,444
Farmland Partners, Inc.(ö) 34,149 399
Federal Realty Investment Trust(ö) 73,364 7,970
First Industrial Realty Trust, Inc.(ö) 95,921 5,121
First Solar, Inc.(Æ) 11,329 1,898
FirstEnergy Corp. 33,758 1,343
Four Corners Property Trust, Inc.(ö) 11,225 308
Franklin Street Properties Corp.(ö) 67,977 123
Freeport-McMoRan, Inc. 119,600 4,288
Gaming and Leisure Properties, Inc.(ö) 44,116 2,135
Getty Realty Corp.(ö) 3,271 101
GFL Environmental, Inc. 50,965 2,198
Gladstone Commercial Corp.(ö) 14,007 227
Gladstone Land Corp.(ö) 17,426 189
Global Medical REIT, Inc.(ö) 7,553 59
Global Net Lease, Inc.(ö) 11,227 81
GrafTech International, Ltd.(Æ) 476,842 715
Graphic Packaging Holding Co. 19,250 528
Green Plains, Inc.(Æ) 222,944 1,991
Gulfport Energy Corp.(Æ) 6,140 1,096
Halliburton Co. 31,579 822
Healthcare Realty Trust, Inc.(ö) 48,836 818
Healthpeak Properties, Inc.(ö) 233,888 4,832
Hess Corp. 10,695 1,487
Highwoods Properties, Inc.(ö) 8,520 254
Host Hotels & Resorts, Inc.(ö) 414,011 6,918
Hyatt Hotels Corp. Class A 8,899 1,408
Independence Realty Trust, Inc.(ö) 145,307 2,791
Innovative Industrial Properties, Inc.(ö) 3,003 215
International Paper Co. 8,706 484
Invitation Homes, Inc.(ö) 77,709 2,421
Iron Mountain, Inc.(ö) 183,637 18,652
Kilroy Realty Corp.(ö) 56,508 2,205
Kimco Realty Corp.(ö) 175,150 3,932
Kinder Morgan, Inc. 251,302 6,906
Kite Realty Group Trust(ö) 99,755 2,309
Lamar Advertising Co. Class A(ö) 9,379 1,186
Liberty Energy, Inc. Class A 45,035 824
LXP Industrial Trust(ö) 15,472 129
Macerich Co. (The)(ö) 63,874 1,327
Magnolia Oil & Gas Corp. Class A 69,013 1,636
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marathon Petroleum Corp. 1,370 200
Medical Properties Trust, Inc.(ö) 70,874 332
Mid-America Apartment Communities,
Inc.(ö) 82,076 12,523
Mosaic Co. (The) 58,507 1,632
National Health Investors, Inc.(ö) 5,771 393
National Storage Affiliates Trust(ö) 11,415 424
NET Lease Office Properties(Æ)(ö) 1,247 40
NETSTREIT Corp.(ö) 159,616 2,311
Newmont Corp. 36,130 1,543
NexPoint Residential Trust, Inc.(ö) 13,099 517
NextEra Energy, Inc. 171,071 12,242
NEXTracker, Inc. Class A(Æ) 44,183 2,228
NiSource, Inc. 21,022 784
NNN REIT, Inc.(ö) 16,510 650
Noble Corp. PLC 14,841 476
Norfolk Southern Corp. 4,187 1,069
Nucor Corp. 7,145 918
Omega Healthcare Investors, Inc.(ö) 40,950 1,518
ONEOK, Inc. 55,515 5,394
Orion Office REIT, Inc.(ö) 27,495 111
Ormat Technologies, Inc. 673 43
Outfront Media, Inc.(ö) 15,798 291
Ovintiv, Inc. 9,708 410
Packaging Corp. of America 1,803 383
Paramount Group, Inc.(ö) 42,840 210
Park Hotels & Resorts, Inc.(ö) 139,513 1,882
Patterson-UTI Energy, Inc. 36,518 295
Peakstone Realty Trust(ö) 4,676 50
Permian Resources Corp. 20,008 293
PG&E Corp. 21,608 338
Phillips 66 640 75
Phillips Edison & Co., Inc.(ö) 16,044 583
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 14
Pinnacle West Capital Corp. 5,317 462
PNM Resources, Inc. 602 29
PotlatchDeltic Corp.(ö) 6,750 302
Prologis, Inc.(ö) 263,068 31,371
ProPetro Holding Corp.(Æ) 49,442 439
Public Service Enterprise Group, Inc. 75,628 6,318
Public Storage(ö) 82,444 24,608
Rayonier, Inc.(ö) 12,938 338
Realty Income Corp.(ö) 103,388 5,649
Regal Rexnord Corp. 3,044 483
Regency Centers Corp.(ö) 27,687 1,989
Reliance Steel & Aluminum Co. 1,656 479
Republic Services, Inc. Class A 15,292 3,316
Retail Opportunity Investments Corp.
(ö) 21,234 371
REX American Resources Corp.(Æ) 8,144 340
Rexford Industrial Realty, Inc.(ö) 18,543 754
Ryman Hospitality Properties, Inc.(ö) 45,584 4,779
Sabra Health Care REIT, Inc.(ö) 34,397 575
Select Water Solutions, Inc. Class A 21,426 268
Sempra Energy 27,556 2,285
Shell PLC 363,094 11,912
Simon Property Group, Inc.(ö) 165,943 28,851
SL Green Realty Corp.(ö) 147,116 9,914
SM Energy Co. 14,333 544

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Smurfit WestRock PLC 32,470 1,727
SolarEdge Technologies, Inc.(Æ) 201,896 2,645
Southern Co. (The) 65,786 5,523
STAG Industrial, Inc.(ö) 77,334 2,643
Steel Dynamics, Inc. 5,035 646
Sun Communities, Inc.(ö) 72,488 9,170
Sunrun, Inc.(Æ) 387,290 3,505
Sunstone Hotel Investors, Inc.(ö) 8,102 92
Talos Energy, Inc.(Æ) 21,989 218
Tanger, Inc.(ö) 13,216 434
Targa Resources Corp. 59,214 11,653
Tenaris SA 63,568 1,205
Terreno Realty Corp.(ö) 71,038 4,647
UDR, Inc.(ö) 28,253 1,179
UGI Corp. 65,615 2,016
Union Pacific Corp. 5,471 1,356
Universal Health Realty Income
Trust(ö) 2,096 82
Valmont Industries, Inc. 1,101 365
Ventas, Inc.(ö) 206,734 12,491
Veris Residential, Inc.(ö) 26,987 430
VICI Properties, Inc.(ö) 182,227 5,425
Vital Energy, Inc.(Æ) 7,169 229
Vornado Realty Trust(ö) 159,769 6,912
Welltower, Inc.(ö) 222,102 30,313
Weyerhaeuser Co.(ö) 41,128 1,259
Whitestone REIT Class B(ö) 29,192 391
Williams Cos., Inc. (The) 46,843 2,596
WP Carey, Inc.(ö) 41,963 2,346
Xcel Energy, Inc. 68,704 4,617
Zurn Elkay Water Solutions Corp. 13,656 538
680,142
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 181,192 2,268
Total Common Stocks
(cost $791,700) 1,007,983
Preferred Stocks - 1.3%
Brazil - 1.3%
Bradespar SA
13.307% (Ÿ) 2,031,995 5,789
Petroleo Brasileiro SA
15.848% (Ÿ) 1,121,196 7,231
13,020
Russia - 0.0%
Surgutneftegas OJSC
0.000% (Æ)(Š) 1,385,000 —
Tatneft PJSC
0.000% (Æ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $15,502) 13,020
Short-Term Investments - 2.1%
United States - 2.1%
U.S. Cash Management Fund(@) 21,990,222 (∞) 21,986
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $21,986) 21,986
Total Investments - 99.5%
(identified cost $829,188) 1,042,989
Other Assets and Liabilities,
Net - 0.5%
5,463
Net Assets - 100.0%
1,048,452

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 123
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
Aena SME SA 04/22/20 EUR 51,996 125 .26 6,513
11,205
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0 .24 314
419
Enav SpA 09/28/22 EUR 89,897 3 .54 318
321
Infrastrutture Wireless Italiane SpA 11/14/22 EUR 122,290 10 .27 1,256
1,271
Polyus PJSC 10/20/22 1 . — — —
Reliance Industries, Ltd. 07/28/21 12,562 49 .17 618 736
13,952
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 33 USD 10,011 03/25 37
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 37
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 10,266 $ — $ —
$ —
$ 10,266
Australia — 41,503 —
—
41,503
Austria — 3,239 —
—
3,239
Brazil 15,925 200 —
—
16,125
Canada 39,654 — —
—
39,654
Chile 6,414 622 —
—
7,036
China — 14,564 —
—
14,564
Denmark — 1,112 —
—
1,112
Finland — 6,803 —
—
6,803
France — 26,432 —
—
26,432
Germany — 5,175 —
—
5,175
Ghana 10,714 — —
—
10,714
Hong Kong — 752 —
—
752
Hungary — 1,175 —
—
1,175
India — 736 —
—
736
Isle of Man 770 — —
—
770
Israel — 1,894 —
—
1,894
Italy — 7,147 —
—
7,147

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Japan — 11,282 —
—
11,282
Luxembourg — 1,162 —
—
1,162
Mexico 32,795 — —
—
32,795
New Zealand — 5,761 —
—
5,761
Norway — 8,408 —
—
8,408
Poland — 288 —
—
288
Portugal — 6,973 —
—
6,973
Russia — — —
—
—
Singapore — 68 3 —
—
683
South Africa 658 5,602 —
—
6,260
South Korea — 591 —
—
591
Spain — 20,030 —
—
20,030
Sweden — 3,175 —
—
3,175
Switzerland — 7,766 —
—
7,766
Thailand — 372 —
—
372
United Kingdom — 24,930 —
—
24,930
United States 665,299 14,843 —
—
680,142
Zambia 2,268 — —
—
2,268
Preferred Stocks 13,020 — — — 13,020
Short-Term Investments — — — 21,986 21,986
Total Investments 797,783 223,220 — 21,986 1,042,989
Other Financial Instruments
Assets
Futures Contracts 37 — — — 37
Total Other Financial Instruments
*
$ 37 $ — $ — $ — $ 37
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 125
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
2,091
Consumer Staples ...............................................................................
4,247
Energy ................................................................................................
133,098
Financial Services ..............................................................................
444,970
Materials and Processing ...................................................................
120,765
Producer Durables ..............................................................................
115,588
Technology .........................................................................................
4,819
Utilities ...............................................................................................
182,405
Preferred Stocks
Energy ................................................................................................
7,231
Financial Services ..............................................................................
5,789
Short-Term Investments .............................................................
21,986
Total Investments ............................................................................... 1,042,989
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 44,610 $ 93,575 $ 116,193 $ (4) $ (2) $ 21,986 $ 540 $ —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 86.4%
Asset-Backed Securities - 4.2%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 657 487
Birch Grove CLO 3, Ltd.
Series 2025-3A Class CR
1.000% due 01/19/38 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 300 300
Series 2025-3A Class ER
1.000% due 01/19/38 (CME Term
SOFR 3 Month + 5.150%)(Ê)(Þ) 350 350
Birch Grove CLO 9, Ltd.
Series 2024-9A Class C
6.835% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 251
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 561 513
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 51
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 65 54
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 196 151
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 379 363
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 190 187
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 842
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 508
Driven Brands, Inc.
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 260 235
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 80 72
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,051 799
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 775 717
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 568 484
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 324 304
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 418 367
Madison Park Funding XXXI, Ltd.
Series 2024-31A Class CR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.876% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 252
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 144 132
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 55 50
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 185 160
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 211 174
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 542 436
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 332 239
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 117 110
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 347
Neuberger Berman Loan Advisers CLO
27, Ltd.
Series 2024-27A Class CR
6.756% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 558
Pagaya AI Debt Grantor Trust
Series 2025-1 Class B
5.628% due 07/15/32 (Þ) 300 300
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 960 949
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 378
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 258 253
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 547
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 857
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 798
Series 2018-D Class R1
0.000% due 02/25/48 (Æ)(Š)(Þ) 43 258
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 500
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 526 510
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 580 483
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 307 252
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 706 574

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunrun Bacchus Issuer LLC
Series 2025-1A Class A2A
6.410% due 04/30/60 (Þ) 700 701
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 351 330
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 465 448
Wingstop Funding LLC
Series 2024-1A Class A2
5.858% due 12/05/54 (Þ) 900 903
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 724 661
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 448 453
19,648
Corporate Bonds and Notes - 31.3%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 129 115
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 223 205
5.125% due 03/01/30 (Þ) 692 640
Adient Global Holdings, Ltd.
4.875% due 08/15/26 (Þ) 474 473
7.500% due 02/15/33 (Þ) 154 155
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 177
Aircastle, Ltd.
4.250% due 06/15/26 101 100
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 142 140
3.500% due 03/15/29 (Þ) 171 157
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 108 113
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 793 801
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 558 540
Altria Group, Inc.
6.200% due 11/01/28 49 51
5.800% due 02/14/39 69 68
AMC Networks, Inc.
10.250% due 01/15/29 (Þ) 183 195
Ameren Corp.
1.750% due 03/15/28 134 122
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 301 301
5.750% due 04/20/29 (Þ) 299 298
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2013-1 Class A
4.000% due 07/15/27 305 301
American International Group, Inc.
Series A-9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 69 68
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.375% due 06/01/28 (Þ) 190 189
Amsted Industries, Inc.
5.625% due 07/01/27 (Þ) 219 218
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 89 87
APA Corp.
5.100% due 09/01/40 (Þ) 140 122
4.750% due 04/15/43 (Þ) 118 91
5.350% due 07/01/49 (Þ) 210 174
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 216 194
Appalachian Power Co.
Series Z
3.700% due 05/01/50 87 60
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 242 237
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 208 194
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
6.000% due 06/15/27 (Þ) 201 200
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 746 820
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 168 175
Avantor, Inc.
4.625% due 07/15/28 (Þ) 249 240
Avnet, Inc.
3.000% due 05/15/31 500 428
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 180 177
B&G Foods, Inc.
8.000% due 09/15/28 (Þ) 646 670
Ball Corp.
2.875% due 08/15/30 250 216
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 224 212
Bath & Body Works, Inc.
6.950% due 03/01/33 140 142
6.750% due 07/01/36 152 155
Series WI
6.875% due 11/01/35 732 756
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 425
5.250% due 01/30/30 (Þ) 340 181
14.000% due 10/15/30 (Þ) 102 94
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 200 192
Block Financial LLC
2.500% due 07/15/28 111 102
Boeing Co. (The)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.528% due 05/01/34 399 422
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,028 979
Boston Gas Co.
3.150% due 08/01/27 (Þ) 83 79
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 242 238
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 171
Brandywine Operating Partnership, LP
3.950% due 11/15/27 416 394
8.300% due 03/15/28 261 275
4.550% due 10/01/29 224 204
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 153 151
Buckeye Partners, LP
3.950% due 12/01/26 595 579
4.125% due 12/01/27 917 879
5.850% due 11/15/43 131 115
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 255 244
Cabot Corp.
3.400% due 09/15/26 88 86
Caesars Entertainment, Inc.
7.000% due 02/15/30 (Þ) 296 305
Calpine Corp.
5.125% due 03/15/28 (Þ) 277 272
Carnival Corp.
5.750% due 03/01/27 (Þ) 674 676
6.000% due 05/01/29 (Þ) 861 862
7.000% due 08/15/29 (Þ) 59 62
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 691
Carvana Co.
9.000% due 06/01/31 (Þ) 1,020 1,226
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 517 507
6.375% due 09/01/29 (Þ) 68 68
4.750% due 03/01/30 (Þ) 758 702
4.250% due 01/15/34 (Þ) 1,247 1,019
Series DMTN
5.000% due 02/01/28 (Þ) 29 28
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 127 122
Celanese US Holdings LLC
6.629% due 07/15/32 170 175
6.950% due 11/15/33 765 801
Centene Corp.
Series WI
4.250% due 12/15/27 125 121
CenterPoint Energy Resources Corp.
4.000% due 04/01/28 65 63
Central Parent LLC / CDK Global II
LLC / CDK Financing Co. Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 06/15/29 (Þ) 210 203
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 128 127
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 70 68
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
3.750% due 02/15/28 132 126
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 203 220
CHS/Community Health Systems, Inc.
8.000% due 12/15/27 (Þ) 11 11
6.000% due 01/15/29 (Þ) 460 419
6.875% due 04/15/29 (Þ) 175 121
6.125% due 04/01/30 (Þ) 362 235
5.250% due 05/15/30 (Þ) 330 281
4.750% due 02/15/31 (Þ) 329 269
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 240 248
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 05/15/28 (Þ) 271 276
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 514 532
Cleveland-Cliffs, Inc.
6.875% due 11/01/29 (Þ) 281 282
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 658 647
9.000% due 09/30/29 (Þ) 1,009 1,033
8.250% due 06/30/32 (Þ) 312 324
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 (Þ) 883 900
CMG Media Corp.
8.875% due 06/18/29 (Þ) 213 172
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 402 365
3.625% due 10/01/31 (Þ) 120 104
Comcast Corp.
Series WI
2.887% due 11/01/51 64 38
Comerica, Inc.
3.800% due 07/22/26 53 52
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 197 191
Conagra Brands, Inc.
1.375% due 11/01/27 137 125
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 524 496
6.500% due 10/01/28 (Þ) 553 541
Constellation Brands, Inc.
3.600% due 02/15/28 109 105
Constellation Energy Generation LLC
5.600% due 03/01/28 89 91
Consumers Energy Co.
2.500% due 05/01/60 75 40
Corebridge Financial, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 51 53
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 201 188
Coty, Inc.
5.000% due 04/15/26 (Þ) 176 176
6.625% due 07/15/30 (Þ) 173 177
Covanta Holding Corp.
5.000% due 09/01/30 215 200
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 731
Crane NXT Co.
4.200% due 03/15/48 171 110
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 148 146
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 505 522
CSC Holdings LLC
Series 144A
11.750% due 01/31/29 (Þ) 811 807
4.625% due 12/01/30 (Þ) 973 534
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 557 525
CVS Health Corp.
5.125% due 07/20/45 75 64
Darden Restaurants, Inc.
3.850% due 05/01/27 48 47
DaVita, Inc.
4.625% due 06/01/30 (Þ) 281 261
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 126 122
Diebold Nixdorf, Inc.
7.750% due 03/31/30 (Þ) 343 356
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 1,371 1,357
Discovery Communications LLC
4.650% due 05/15/50 71 50
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 264 244
5.750% due 12/01/28 (Þ) 57 49
Series WI
7.750% due 07/01/26 324 283
Diversified Healthcare Trust
4.750% due 02/15/28 457 401
DPL, Inc.
Series WI
4.350% due 04/15/29 578 540
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 778 854
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Duke Energy Corp.
3.300% due 06/15/41 156 115
EchoStar Corp.
10.750% due 11/30/29 1,237 1,333
3.875% due 11/30/30 156 183
6.750% due 11/30/30 181 167
Edison International
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 129 123
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 243 227
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 52 61
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 62
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 240 232
Entergy Corp.
1.900% due 06/15/28 110 100
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 42 41
EPR Properties Co.
4.750% due 12/15/26 99 98
EQM Midstream Partners, LP
4.500% due 01/15/29 (Þ) 201 194
Equinix, Inc.
1.550% due 03/15/28 69 63
Esab Corp.
6.250% due 04/15/29 (Þ) 379 384
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 80 81
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 71
FactSet Research Systems, Inc.
2.900% due 03/01/27 130 125
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 73 72
4.500% due 10/24/28 (Þ) 51 50
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 (Þ) 220 207
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 59 61
Fluor Corp.
4.250% due 09/15/28 683 655
Focus Financial Partners LLC
6.750% due 09/15/31 (Þ) 667 671
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 185 181
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 520 515
6.000% due 01/15/30 (Þ) 253 253
FS KKR Capital Corp.
3.250% due 07/15/27 59 56

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gartner, Inc.
4.500% due 07/01/28 (Þ) 190 185
General Mills, Inc.
5.500% due 10/17/28 85 87
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 118
Genesis Energy, LP / Genesis Energy
Finance Corp.
8.000% due 01/15/27 127 129
7.875% due 05/15/32 188 188
Genworth Holdings, Inc.
6.500% due 06/15/34 323 311
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 169 159
4.750% due 06/15/29 (Þ) 188 181
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 799
Global Marine, Inc.
7.000% due 06/01/28 233 221
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 1,049 975
Global Partners, LP / GLP Finance
Corp.
8.250% due 01/15/32 (Þ) 90 94
Series WI
6.875% due 01/15/29 186 189
Go Daddy Operating Co. LLC / GD
Finance Co., Inc.
5.250% due 12/01/27 (Þ) 192 190
Golub Capital BDC, Inc.
2.500% due 08/24/26 120 115
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 244 230
Gray Television, Inc.
7.000% due 05/15/27 (Þ) 44 43
5.375% due 11/15/31 (Þ) 201 120
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 499 464
Gulfport Energy Corp.
8.000% due 05/17/26 136 136
H.B. Fuller Co.
4.000% due 02/15/27 500 482
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 111 114
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,233
HCA, Inc.
4.500% due 02/15/27 120 119
3.500% due 09/01/30 960 877
Herbalife, Ltd.
4.250% due 06/15/28 166 120
Hercules Capital, Inc.
3.375% due 01/20/27 132 127
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.000% due 02/01/31 (Þ) 258 246
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 713 748
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 06/01/29 (Þ) 1,029 701
Holdco LLC
6.625% due 10/15/29 (Þ) 782 805
Hormel Foods Corp.
3.050% due 06/03/51 105 68
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 252 245
Hudson Pacific Properties, LP
3.950% due 11/01/27 566 518
5.950% due 02/15/28 271 245
4.650% due 04/01/29 225 181
3.250% due 01/15/30 229 167
Humana, Inc.
8.150% due 06/15/38 57 66
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 95 98
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 125 120
Hyatt Hotels Corp.
4.375% due 09/15/28 42 41
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
10.000% due 11/15/29 (Þ) 187 191
Series WI
6.250% due 05/15/26 402 402
5.250% due 05/15/27 900 871
9.000% due 06/15/30 261 257
iHeart Communications, Inc.
4.750% due 01/15/28 (Þ) 327 267
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 136 125
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 257
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 193 185
4.500% due 02/15/31 (Þ) 171 158
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 127 127
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 480 449
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 690
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
5.125% due 02/01/28 87 87
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 761
9.500% due 02/15/29 (Þ) 351 375
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 170
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 82 79
Kirby Corp.
4.200% due 03/01/28 71 69
Kodiak Gas Services, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 02/15/29 (Þ) 220 227
Kohl's Corp.
4.625% due 05/01/31 510 408
5.550% due 07/17/45 163 103
LABL, Inc.
10.500% due 07/15/27 (Þ) 197 194
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 202 184
Landsea Homes Corp.
8.875% due 04/01/29 (Þ) 1,139 1,141
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 381 349
Lennox International, Inc.
5.500% due 09/15/28 111 113
Level 3 Financing, Inc.
11.000% due 11/15/29 (Þ) 1,657 1,877
10.500% due 05/15/30 (Þ) 461 506
LGI Homes, Inc.
7.000% due 11/15/32 (Þ) 1,000 996
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 57
Life Time, Inc.
8.000% due 04/15/26 (Þ) 456 456
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 995 1,061
11.000% due 10/15/30 (Þ) 712 787
10.000% due 06/01/32 (Þ) 696 678
Lightning Power LLC
7.250% due 08/15/32 (Þ) 962 995
Live Nation Entertainment, Inc.
6.500% due 05/15/27 (Þ) 225 229
4.750% due 10/15/27 (Þ) 785 769
LKQ Corp.
Series WI
5.750% due 06/15/28 115 117
Lumen Technologies, Inc.
10.000% due 10/15/32 (Þ) 239 238
Series P
7.600% due 09/15/39 315 253
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 76 82
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 253 208
6.375% due 03/15/37 257 224
5.125% due 01/15/42 229 169
4.300% due 02/15/43 383 265
Madison IAQ LLC
Series 144A
5.875% due 06/30/29 (Þ) 190 183
Main Street Capital Corp.
3.000% due 07/14/26 130 126
MasTec, Inc.
4.500% due 08/15/28 (Þ) 1,270 1,235
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 248 250
7.875% due 04/15/27 (Þ) 542 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 04/15/27 (Þ) 807 822
McDonald's Corp.
5.700% due 02/01/39 66 68
McGraw-Hill Education, Inc.
5.750% due 08/01/28 (Þ) 474 467
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 164 153
5.250% due 10/01/29 (Þ) 167 162
Mercury General Corp.
4.400% due 03/15/27 123 119
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 62 62
MGIC Investment Corp.
5.250% due 08/15/28 181 179
MGM Resorts International
6.500% due 04/15/32 240 240
Michaels Cos, Inc. (The)
7.875% due 05/01/29 (Þ) 400 252
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 590 561
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 230
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 158
3.875% due 11/15/30 (Þ) 203 184
6.250% due 01/15/33 (Þ) 856 849
Mondelez International, Inc.
2.625% due 09/04/50 114 67
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 58
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 129
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 265
Murphy Oil Corp.
4.750% due 09/15/29 189 181
5.875% due 12/01/42 370 319
Nabors Industries, Inc.
7.500% due 01/15/28 (Þ) 163 158
NCR Atleos Corp.
9.500% due 04/01/29 (Þ) 174 190
Necessity Retail REIT, Inc. (The)
/ American Finance Operating
Partner, LP
4.500% due 09/30/28 (Þ) 225 210
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 300 256
New Enterprise Stone & Lime Co., Inc.
9.750% due 07/15/28 (Þ) 575 586
New Fortress Energy, Inc.
6.500% due 09/30/26 (Þ) 121 118
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 58 56
Newell Brands, Inc.
5.700% due 04/01/26 197 198

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 05/15/30 446 452
6.875% due 04/01/36 1,252 1,282
5.500% due 04/01/46 784 754
News Corp.
3.875% due 05/15/29 (Þ) 193 180
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 56 55
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 300 308
8.375% due 02/15/32 (Þ) 530 545
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 115
NiSource, Inc.
5.250% due 03/30/28 75 76
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 (Þ) 106 109
Nordstrom, Inc.
4.375% due 04/01/30 395 360
5.000% due 01/15/44 808 611
Series WI
4.250% due 08/01/31 403 356
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 124
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 127
Occidental Petroleum Corp.
6.450% due 09/15/36 119 122
Oceaneering International, Inc.
6.000% due 02/01/28 193 193
Office Properties Income Trust
9.000% due 09/30/29 (Þ) 331 278
Ohio Power Co.
Series R
2.900% due 10/01/51 99 59
Olympus Water US Holding Corp.
7.250% due 06/15/31 (Þ) 610 622
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 108 107
OneMain Finance Corp.
3.875% due 09/15/28 65 61
Oracle Corp.
3.650% due 03/25/41 90 69
Pacific Gas and Electric Co.
3.300% due 03/15/27 33 32
Series WI
3.300% due 12/01/27 99 94
Pactiv Evergreen Group Issuer LLC /
Pactiv Evergreen Group Issuer, Inc.
4.375% due 10/15/28 (Þ) 384 385
Performance Food Group, Inc.
6.125% due 09/15/32 (Þ) 148 148
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 134 120
Phinia, Inc.
6.625% due 10/15/32 (Þ) 459 460
Piedmont Operating Partnership, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 07/20/28 50 55
Pike Corp.
5.500% due 09/01/28 (Þ) 991 968
PMHC II, Inc.
9.000% due 02/15/30 (Þ) 627 573
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 206
5.000% due 10/01/29 (Þ) 991 917
8.875% due 01/31/30 (Þ) 414 433
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 45 43
Prestige Brands Holdings, Inc.
5.125% due 01/15/28 (Þ) 227 224
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
5.750% due 04/15/26 (Þ) 200 200
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 744
Prospect Capital Corp.
3.437% due 10/15/28 552 487
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 60 60
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 150
QVC, Inc.
5.950% due 03/15/43 432 239
Radian Group, Inc.
4.875% due 03/15/27 124 123
Radiology Partners, Inc.
4.275% due 01/31/29 (Þ) 1,099 1,092
9.781% due 02/15/30 (Þ) 1,312 1,238
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 649
Regal Rexnord Corp.
Series WI
6.400% due 04/15/33 1,420 1,470
Regions Financial Corp.
1.800% due 08/12/28 80 72
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 582 517
4.625% due 04/06/31 (Þ) 101 86
Series REGS
4.625% due 04/16/29 (Þ) 463 412
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 750 734
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 310 274
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 665 638
4.800% due 05/15/30 (Þ) 273 257
6.875% due 04/15/40 (Þ) 357 347
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 199 188
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 762 763
5.375% due 07/15/27 (Þ) 508 508

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 10/15/27 222 235
3.700% due 03/15/28 765 732
5.500% due 04/01/28 (Þ) 327 328
6.000% due 02/01/33 (Þ) 15 15
RPM International, Inc.
3.750% due 03/15/27 58 57
Sabre GLBL, Inc.
7.320% due 08/01/26 276 311
8.625% due 06/01/27 (Þ) 631 635
10.750% due 11/15/29 (Þ) 430 446
Safeway, Inc.
7.250% due 02/01/31 204 214
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 120
Seagate HDD Cayman
4.875% due 06/01/27 443 436
4.091% due 06/01/29 639 602
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 497 521
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 131
Service Properties Trust
4.950% due 02/15/27 61 59
3.950% due 01/15/28 365 322
4.950% due 10/01/29 310 256
4.375% due 02/15/30 383 308
8.875% due 06/15/32 662 644
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 158 152
Sinclair Television Group, Inc.
8.125% due 02/15/33 (Þ) 222 223
Sirius XM Radio, Inc.
3.875% due 09/01/31 (Þ) 365 314
Sitio Royalties Operating Partnership,
LP / Sitio Finance Corp.
7.875% due 11/01/28 (Þ) 217 225
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 131 126
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 125 122
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 87 84
Spirit AeroSystems, Inc.
9.750% due 11/15/30 (Þ) 777 860
Sprint Capital Corp.
6.875% due 11/15/28 41 44
8.750% due 03/15/32 184 220
Sprint LLC
7.625% due 03/01/26 269 275
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 292
Stantec, Inc.
12.750% due 01/15/30 (Þ) 315 246
Staples, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.750% due 09/01/29 (Þ) 210 206
Starbucks Corp.
3.750% due 12/01/47 74 54
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 224
Steelcase, Inc.
5.125% due 01/18/29 597 576
Sun Communities, Inc.
5.500% due 01/15/29 103 104
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 113 120
Synovus Financial Corp.
5.625% due 02/15/28 78 79
Sysco Corp.
3.150% due 12/14/51 105 67
System Energy Resources, Inc.
6.000% due 04/15/28 57 59
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 846
Tallgrass Energy Partners, LP /
Tallgrass Energy Finance Corp.
7.375% due 02/15/29 (Þ) 277 282
Team Health Holdings, Inc.
11.500% due 06/30/28 (Þ) 780 852
TEGNA, Inc.
4.625% due 03/15/28 229 219
Teledyne Technologies, Inc.
2.250% due 04/01/28 129 119
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 150
Tenet Healthcare Corp.
6.125% due 06/15/30 412 414
6.875% due 11/15/31 286 295
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 168 162
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 71
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 616 699
Time Warner Cable LLC
6.750% due 06/15/39 69 69
TKC Holdings, Inc.
Series 144A
6.875% due 05/15/28 (Þ) 232 232
T-Mobile USA, Inc.
Series WI
3.750% due 04/15/27 123 121
Toledo Hospital (The)
4.982% due 11/15/45 291 216
6.015% due 11/15/48 326 292
Series B
5.325% due 11/15/28 185 182
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 571 556
TransDigm, Inc.
6.750% due 08/15/28 (Þ) 243 247

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 01/15/33 (Þ) 804 793
Series WI
5.500% due 11/15/27 306 303
Transocean, Inc.
7.500% due 04/15/31 308 285
6.800% due 03/15/38 495 406
9.350% due 12/15/41 212 187
Travel + Leisure Co.
5.750% due 04/01/27 604 609
Trident TPI Holdings, Inc.
12.750% due 12/31/28 (Þ) 63 70
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 607 636
Twilio, Inc.
3.875% due 03/15/31 210 190
Tyson Foods, Inc.
3.550% due 06/02/27 124 121
UKG, Inc.
6.875% due 02/01/31 (Þ) 211 215
Under Armour, Inc.
3.250% due 06/15/26 746 724
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 210 207
United Rentals NA, Inc.
3.875% due 11/15/27 270 261
3.875% due 02/15/31 272 248
United States Steel Corp.
6.650% due 06/01/37 151 151
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
7.500% due 12/01/27 (Þ) 216 249
10.500% due 02/15/28 (Þ) 125 134
6.500% due 02/15/29 (Þ) 1,458 1,330
Univision Communications, Inc.
8.000% due 08/15/28 (Þ) 294 300
US Foods, Inc.
4.750% due 02/15/29 (Þ) 253 244
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 259
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 218
4.125% due 08/15/31 (Þ) 567 512
3.875% due 11/01/33 (Þ) 470 405
Venture Global LNG, Inc.
Series 144A
8.125% due 06/01/28 (Þ) 423 442
VF Corp.
6.450% due 11/01/37 568 556
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 126 124
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 (Þ) 449 440
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 124 121
5.000% due 07/31/27 (Þ) 250 247
Vornado Realty, LP
3.400% due 06/01/31 429 368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 119 113
Walgreen Co.
4.400% due 09/15/42 75 50
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 138 134
8.125% due 08/15/29 398 402
3.200% due 04/15/30 772 641
4.500% due 11/18/34 236 188
4.800% due 11/18/44 801 600
4.650% due 06/01/46 228 151
4.100% due 04/15/50 344 227
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 319
WEA Finance LLC
4.125% due 09/20/28 (Þ) 72 69
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 550 571
Werner FinCo, LP / Werner FinCo, Inc.
11.500% due 06/15/28 (Þ) 211 233
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 405 385
Western Digital Corp.
4.750% due 02/15/26 253 252
Western Midstream Operating, LP
4.500% due 03/01/28 50 49
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 88 87
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 188 185
Wilsonart LLC
11.000% due 08/15/32 (Þ) 607 606
Wolverine World Wide, Inc.
4.000% due 08/15/29 (Þ) 580 514
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 207 206
Xcel Energy, Inc.
1.750% due 03/15/27 92 86
Xerox Corp.
4.800% due 03/01/35 334 204
6.750% due 12/15/39 527 356
XHR, LP
6.625% due 05/15/30 (Þ) 288 291
XPO, Inc.
6.250% due 06/01/28 (Þ) 118 120
Yum! Brands, Inc.
3.625% due 03/15/31 276 247
6.875% due 11/15/37 207 224
5.350% due 11/01/43 195 186
Zayo Group Holdings, Inc.
4.000% due 03/01/27 (Þ) 575 543
6.125% due 03/01/28 (Þ) 737 654
148,452
International Debt - 26.1%

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1011778 BC ULC / New Red Finance,
Inc.
5.625% due 09/15/29 (Þ) 347 346
4.000% due 10/15/30 (Þ) 206 186
1375209 BC, Ltd.
9.000% due 01/30/28 (Þ) 755 756
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 277
AB BSL CLO 5, Ltd.
Series 2024-5A Class C
6.415% due 01/20/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 350 353
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 94 94
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 877 581
5.500% due 04/30/54 (Þ) 261 256
Abu Dhabi National Energy Co. PJSC
2.000% due 04/29/28 (Þ) 80 73
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 974 918
5.125% due 09/11/54 (Þ) 225 204
Series REGS
4.500% due 09/11/34 (Þ) 360 339
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 46 46
Aeropuerto Internacional De Tocumen
SA
Series REGS
4.000% due 08/11/41 (Þ) 686 503
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 81 70
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 443 387
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 346 334
Ahlstrom Holding 3 Oy
Series 144A
4.875% due 02/04/28 (Þ) 300 284
Albion Financing 2 SARL
8.750% due 04/15/27 (Þ) 600 612
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 182 174
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 83 81
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 258
Apidos CLO XXXI
Series 2021-31A Class CR
6.818% due 04/15/31 (CME Term
SOFR 3 Month + 2.162%)(Ê)(Þ) 1,140 1,142
Apidos CLO XXXIII
Series 2019-31A Class CR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.896% due 10/24/34 (CME Term
SOFR 3 Month + 3.262%)(Ê)(Þ) 1,600 1,608
Ardonagh Group Finance, Ltd.
Series 144A
8.875% due 02/15/32 (Þ) 176 183
Argentine Republic Government
International Bond
1.000% due 07/09/29 106 83
0.750% due 07/09/30 (~)(Ê) 208 156
4.125% due 07/09/35 (~)(Ê) 271 184
3.500% due 07/09/41 (~)(Ê) 1,519 961
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 107 105
ATS Corp.
4.125% due 12/15/28 (Þ) 193 180
Avation Capital SA
6.500% due 10/31/26 (Þ) — —
Avianca Midco 2 PLC
9.625% due 02/14/30 (Þ) 333 325
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 335 332
Bahrain Government International
Bond
Series REGS
4.250% due 01/25/28 (Þ) 650 615
5.450% due 09/16/32 (Þ) 320 297
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
6.770% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 453
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 126 121
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 92 87
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 485
Banco Inbursa SA Institucion de Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 124 122
Banco Internacional del Peru SAA
Interbank
6.397% due 04/30/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.067%)(Ê)(Þ) 150 150
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 704 557
Bangkok Bank PCL
5.300% due 09/21/28 (Þ) 46 46
Bank Negara Indonesia Persero Tbk PT

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 614 584
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 65 62
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 54
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 63
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 82 86
Barclays PLC
5.200% due 05/12/26 119 119
BAT Capital Corp.
2.259% due 03/25/28 119 110
Betony CLO 2, Ltd.
Series 2018-1A Class B
6.701% due 04/30/31 (CME Term
SOFR 3 Month + 2.112%)(Ê)(Þ) 1,000 1,002
BNP Paribas SA
1.904% due 09/30/28 (SOFR +
1.609%)(Ê)(Þ) 137 126
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 124
Bombardier, Inc.
7.250% due 07/01/31 (Þ) 265 274
Brazil Government International Bond
3.875% due 06/12/30 200 180
6.125% due 01/22/32 506 495
6.125% due 03/15/34 200 192
4.750% due 01/14/50 200 139
7.125% due 05/13/54 507 480
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 425 425
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 69
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 65
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class B
3.200% due 10/15/34 (CME Term
SOFR 3 Month + 2.162%)(Ê)(Þ) 1,000 1,003
Carnival Corp.
1.000% due 10/28/29 EUR 260 238
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 710 678
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.009% due 07/17/31 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 250 250
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 56
Series WI
3.875% due 11/02/27 58 56
Cencosud SA
4.375% due 07/17/27 (Þ) 123 121
Centrais Eletricas Brasileiras SA
Series REGS
6.500% due 01/11/35 (Þ) 259 245
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 333
CGI, Inc.
Series WI
1.450% due 09/14/26 65 62
CI Financial Corp.
3.200% due 12/17/30 89 76
CIFC Funding, Ltd.
Series 2021-2A Class CR
7.009% due 04/17/34 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 1,000 1,002
Series 2021-4RA Class BR
7.209% due 01/17/35 (CME Term
SOFR 3 Month + 2.562%)(Ê)(Þ) 500 501
Cimpress PLC
7.375% due 09/15/32 (Þ) 651 647
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 618 613
Colombia Government International
Bond
8.750% due 11/14/53 742 752
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 366 328
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 189 184
Series 144A
5.625% due 10/15/28 (Þ) 826 733
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51 (Þ) 615 368
Series REGS
6.780% due 01/13/55 (Þ) 248 252
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 400 410
Credit Agricole SA
5.301% due 07/12/28 (Þ) 121 122
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 250 272
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 134 127
Deutsche Bank AG

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.311% due 11/16/27 (SOFR +
1.219%)(Ê) 99 94
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 62 61
DNB Bank ASA
1.605% due 03/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê)(Þ) 59 55
Dominican Republic Government
International Bond
Series REGS
5.500% due 02/22/29 (Þ) 308 302
7.050% due 02/03/31 (Þ) 1,318 1,362
Dryden Senior Loan Fund
Series 2017-30A Class DR
7.385% due 11/15/28 (CME Term
SOFR 3 Month + 2.862%)(Ê)(Þ) 500 501
Ecopetrol SA
7.750% due 02/01/32 702 688
8.875% due 01/13/33 74 76
8.375% due 01/19/36 249 242
7.375% due 09/18/43 201 173
5.875% due 05/28/45 49 34
5.875% due 11/02/51 120 82
Ecuador Government International
Bond
Series REGS
5.500% due 07/31/30 (~)(Ê)(Þ) 621 406
8.611% due 07/31/30 (Þ)(ž) 542 344
EDO Sukuk, Ltd.
5.662% due 07/03/31 (Þ) 554 553
EDP Finance BV
1.710% due 01/24/28 (Þ) 47 43
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 839 838
Series REGS
9.450% due 02/04/33 (Þ) 347 342
8.500% due 01/31/47 (Þ) 1,290 1,033
El Salvador Government International
Bond
9.650% due 11/21/54 (Þ) 150 160
Series REGS
9.650% due 11/21/54 (Þ) 300 319
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 114 116
Emera US Finance, LP
Series WI
3.550% due 06/15/26 83 81
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 400 435
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 601 600
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 488
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 338 257
Enbridge, Inc.
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 111 110
Enel Chile SA
4.875% due 06/12/28 63 63
Enel Finance International NV
1.625% due 07/12/26 (Þ) 131 125
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 575 568
Eskom Holdings SOC, Ltd.
Series REGS
8.450% due 08/10/28 (Þ) 616 641
Export-Import Bank of India
Series REGS
3.250% due 01/15/30 (Þ) 200 183
2.250% due 01/13/31 (Þ) 300 254
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 175 175
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 306 324
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 278 254
Fortis, Inc.
Series WI
3.055% due 10/04/26 126 122
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 180
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Æ)(Þ) 1,000 784
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 385 336
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 955
5.875% due 03/15/30 (Þ) 36 36
Ghana Government International Bond
5.000% due 07/03/28 (~)(Æ)(Ê)
(Ø)(Þ) 256 228
5.000% due 07/03/35 (~)(Æ)(Ê)
(Ø)(Þ) 313 228
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 187 184
Greenland Global Investment, Ltd.
7.125% due 04/22/29 (Þ) 846 163
5.875% due 07/03/30 (Þ) 523 100
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 42
Guatemala Government International
Bond
6.050% due 08/06/31 (Þ) 59 58

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 328 349
Series REGS
8.509% due 01/14/29 (Þ) 400 426
Honduras Government International
Bond
8.625% due 11/27/34 (Þ) 202 196
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 197
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 302 287
Series REGS
6.125% due 05/22/28 (Þ) 675 689
5.500% due 03/26/36 (Þ) 498 474
3.125% due 09/21/51 (Þ) 200 120
Indonesia Government International
Bond
4.550% due 01/11/28 493 490
4.400% due 03/10/29 398 389
3.550% due 03/31/32 904 813
5.650% due 01/11/53 506 501
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 76 72
InRetail Consumer
3.250% due 03/22/28 (Þ) 97 90
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 561 501
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 130 126
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 229
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 350 340
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 73
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 172
Series REGS
7.500% due 01/13/29 (Þ) 264 263
JSCB Agrobank
Series REGS
9.250% due 10/02/29 (Þ) 463 476
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 338 325
5.750% due 04/19/47 (Þ) 726 621
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 116 119
KEB Hana Bank
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê)(ƒ)(Þ) 50 48
Kenya Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.750% due 02/16/31 (Þ) 331 328
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 299 298
Kinross Gold Corp.
Series WI
6.250% due 07/15/33 800 830
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (Þ) 818 656
LCM 28, Ltd.
Series 2018-28A Class C
7.029% due 10/20/30 (CME Term
SOFR 3 Month + 2.412%)(Ê)(Þ) 500 500
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 935 148
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 115 116
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 81
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 118
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 578
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 254 247
Methanex Corp.
5.250% due 12/15/29 767 747
5.650% due 12/01/44 136 119
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 225 179
Mexico Government International
Bond
6.875% due 05/13/37 1,268 1,276
7.375% due 05/13/55 550 554
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL6 Class D
7.275% due 07/16/36 (CME Term
SOFR 1 Month + 2.664%)(Ê)(Þ) 500 482
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 122
Mongolia Government International
Bond
7.875% due 06/05/29 (Þ) 200 209
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 435 454
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 285 294
Navoi Mining & Metallurgical
Combinat
6.700% due 10/17/28 (Þ) 200 200
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
6.829% due 04/20/31 (CME Term
SOFR 3 Month + 2.212%)(Ê)(Þ) 500 500

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nigeria Government International Bond
10.375% due 12/09/34 (Þ) 386 400
Series REGS
7.375% due 09/28/33 (Þ) 1,016 881
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 241
Nokia OYJ
4.375% due 06/12/27 123 121
Northriver Midstream Finance, LP
6.750% due 07/15/32 (Þ) 55 56
Oaktree CLO, Ltd.
Series 2024-3A Class CR
6.756% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 253
OCP CLO, Ltd.
Series 2024-24A Class CR
6.567% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 505
OCP SA
7.500% due 05/02/54 (Þ) 496 502
Series REGS
6.875% due 04/25/44 (Þ) 326 315
7.500% due 05/02/54 (Þ) 299 303
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.018% due 07/15/29 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 1,000 1,003
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
6.947% due 11/18/31 (CME Term
SOFR 3 Month + 2.462%)(Ê)(Þ) 250 250
OI European Group BV
Series REGS
6.250% due 05/15/28 (Þ) EUR 255 272
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 340 349
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 (Þ) EUR 200 203
5.375% due 10/01/29 (Þ) EUR 170 171
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 617 638
7.000% due 01/25/51 (Þ) 200 210
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 277 273
Ontario Gaming GTA, LP
8.000% due 08/01/30 (Þ) 938 971
Open Text Corp.
3.875% due 02/15/28 (Þ) 244 232
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 235 216
Optics Bidco SpA
Series 2038
7.721% due 06/04/38 (Þ) 281 296
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 443 436
ORLEN SA
6.000% due 01/30/35 (Þ) 398 398
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 467 434
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 765 605
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
7.147% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,267
Panama Government International
Bond
2.252% due 09/29/32 219 157
8.000% due 03/01/38 400 406
4.500% due 04/16/50 1,312 833
Paraguay Government International
Bond
Series REGS
4.950% due 04/28/31 (Þ) 457 440
Perrigo Finance Unlimited Co.
Series EUR
5.375% due 09/30/32 EUR 100 107
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 (Þ) 245 239
Peruvian Government International
Bond
2.783% due 01/23/31 422 363
5.375% due 02/08/35 235 227
5.875% due 08/08/54 356 340
Petrobras Global Finance BV
6.850% due 06/05/15 517 465
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 983 120
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 616 74
5.500% due 04/12/37 (Æ)(Ø)(Þ) 202 25
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,532 969
Petroleos Mexicanos
6.375% due 01/23/45 1,014 675
Series REGS
6.625% due 12/31/99 (Þ) 597 383
Series WI
6.750% due 09/21/47 2,253 1,543
7.690% due 01/23/50 469 351
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 1,672 1,399
3.404% due 04/28/61 (Þ) 884 577
Philippine Government International
Bond
5.170% due 10/13/27 1,175 1,186

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.950% due 01/06/32 517 420
Prosus NV
3.680% due 01/21/30 (Þ) 142 127
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 393
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 352 352
4.750% due 05/29/34 (Þ) 384 381
Series REGS
4.500% due 04/23/28 (Þ) 877 874
4.750% due 05/29/34 (Þ) 222 220
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 573 484
Radnor RE, Ltd.
Series 2021-1 Class M1C
7.434% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 157 158
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 125 121
Republic of Angola Government
International Bond
Series REGS
8.000% due 11/26/29 (Þ) 738 665
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 384 332
Republic of Chile Government
International Bond
4.950% due 01/05/36 800 758
5.650% due 01/13/37 200 201
Republic of Guatemala Government
International Bond
Series REGS
6.600% due 06/13/36 (Þ) 506 500
Republic of Kenya Government
International Bond
Series REGS
9.750% due 02/16/31 (Þ) 200 198
Republic of Poland Government
International Bond
4.625% due 03/18/29 160 159
5.125% due 09/18/34 399 389
5.500% due 03/18/54 823 763
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 417 415
Republic of South Africa Government
International Bond
4.300% due 10/12/28 894 838
5.750% due 09/30/49 596 444
7.950% due 11/19/54 (Þ) 460 441
Republic of Turkey Government
International Bond
7.125% due 07/17/32 230 230
Republic of Uzbekistan Government
International Bond
6.900% due 02/28/32 (Þ) 200 196
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of Zambia Government
International Bond
7.500% due 06/30/31 (~)(Ê)(Þ) 112 99
0.500% due 12/31/53 (Þ) 109 67
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 729 714
Romania Government International
Bond
5.750% due 03/24/35 (Þ) 86 77
Series REGS
3.000% due 02/14/31 (Þ) 654 539
4.000% due 02/14/51 (Þ) 1,264 797
Royal Bank of Scotland Group PLC
4.892% due 05/18/29 (USD 3 Month
LIBOR + 1.754%)(Ê) 58 58
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 327 284
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 98 93
Santander UK PLC
5.625% due 09/15/45 (Þ) 34 29
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 664 618
Series REGS
4.250% due 04/16/39 (Þ) 619 529
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 501 491
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,327 1,309
Series REGS
4.750% due 01/16/30 (Þ) 200 197
5.750% due 01/16/54 (Þ) 663 628
Seagate HDD Cayman
5.750% due 12/01/34 302 294
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,189 1,096
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 450 313
SK Hynix, Inc.
6.375% due 01/17/28 (Þ) 109 113
Societe Generale SA
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 133 127
Sound Point CLO, Ltd.
Series 2017-1A Class CR
6.938% due 01/23/29 (CME Term
SOFR 3 Month + 2.312%)(Ê)(Þ) 112 113
Sri Lanka Government International
Bond
3.600% due 08/15/27 (~)(Ê)(Þ) 303 249
3.600% due 11/15/27 (~)(Ê)(Þ) 77 62
3.600% due 12/15/27 (~)(Ê)(Þ) 398 282

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 562 592
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 388 395
State Oil Co. of the Azerbaijan
Republic
6.950% due 03/18/30 (Þ) 233 241
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 135 125
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 74 75
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
6.659% due 04/16/31 (CME Term
SOFR 3 Month + 2.012%)(Ê)(Þ) 500 501
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 349 348
Series REGS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 599 623
TCW CLO, Ltd.
Series 2017-1A Class CRR
7.166% due 10/29/34 (CME Term
SOFR 3 Month + 2.562%)(Ê)(Þ) 300 301
Tecpetrol SA
7.625% due 01/22/33 (Þ) 208 209
Telecom Italia Capital SA
6.375% due 11/15/33 441 435
6.000% due 09/30/34 321 306
7.721% due 06/04/38 419 433
Telecommunications Co. Telekom
Srbija AD Belgrade
Series REGS
7.000% due 10/28/29 (Þ) 543 539
TGS ASA
8.500% due 01/15/30 (Þ) 310 320
Tierra Mojada Luxembourg II Sarl
Series REGS
5.750% due 12/01/40 (Þ) 222 204
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 126 123
TransAlta Corp.
6.500% due 03/15/40 519 508
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 107
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 352 358
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 310 302
Trinidad Generation UnLtd
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 11/04/27 (Þ) 468 456
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 337 301
Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/30 (Þ) 200 202
Turkiye Government International
Bond
6.500% due 01/03/35 870 822
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 449 447
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 412
UGI International LLC
Series REGS
2.500% due 12/01/29 (Þ) EUR 750 724
Ukraine Government International
Bond
4.991% due 02/01/27 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 464 286
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 899 500
Series GDP
0.750% due 08/01/41 (~)(Æ)(Ê)
(Ø)(Þ) 195 161
Series REGS
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 339 339
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 215
United Utilities PLC
6.875% due 08/15/28 90 95
Uruguay Government International
Bond
4.375% due 01/23/31 188 183
5.750% due 10/28/34 693 709
5.250% due 09/10/60 325 292
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 201 178
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 117
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 575 99
11.950% due 08/05/31 (Æ)(Ø)(Þ) 343 65
Venture 33 CLO, Ltd.
Series 2021-33A Class CR
7.198% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 1,001
VEON Holdings BV
Series 144A
3.375% due 11/25/27 (Þ) 207 184
Verde CLO, Ltd.
Series 2019-1A Class CRR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.656% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 301
VF Corp.
4.125% due 03/07/26 EUR 100 104
0.250% due 02/25/28 EUR 200 186
4.250% due 03/07/29 EUR 150 156
0.625% due 02/25/32 EUR 350 281
Videotron, Ltd.
Series 144A
5.125% due 04/15/27 (Þ) 104 104
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,559 1,623
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%) (Ê)(ƒ)
(Š)(Þ) 714 —
Walgreens Boots Alliance, Inc.
2.125% due 11/20/26 EUR 1,055 1,042
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 66 64
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 101 96
Yara International ASA
4.750% due 06/01/28 (Þ) 61 60
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) — —
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 251
8.500% due 06/27/29 (Þ) 332 340
123,981
Loan Agreements - 0.0%
Clover Holdings SPV III LLC 2024
Term Loan
15.000% due 12/18/27 (USD 6
Month LIBOR  + 15.000%)(Ê) 1 —
Veritas US, Inc. 2024 Priority Term
Loan
19.000% due 12/09/29 (USD 3
Month LIBOR  + 11.500%)(Ê) 134 134
134
Mortgage-Backed Securities - 15.2%
Acrec LLC
Series 2025-FL3 Class A
5.760% due 08/18/42 (CME Term
SOFR 1 Month + 1.310%)(Ê)(Þ) 500 500
AREIT, Inc.
Series 2025-CRE10 Class C
6.442% due 01/17/30 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Š)(Þ) 750 748
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 69 66
BAHA Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-MAR Class C
7.766% due 12/10/29 (~)(Ê)(Þ) 700 728
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 500 355
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,531 91
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 480
Barclays Commercial Mortgage Trust
Series 2025-C32 Class D
4.500% due 02/15/63 (Þ) 500 411
BBCMS Mortgage Trust
Series 2024-5C27 Class D
4.000% due 07/15/57 (Þ) 500 443
Series 2024-5C31 Class D
4.250% due 12/15/57 (Þ) 250 221
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 538
Series 2021-B23 Class XA
Interest Only STRIPS
1.367% due 02/15/54 (~)(Ê) 1,928 106
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.438% due 05/25/52 (~)(Ê)(Þ) 892 707
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class B
6.949% due 08/15/41 (CME Term
SOFR 1 Month + 2.340%)(Ê)(Þ) 500 501
BX Commercial Mortgage Trust
Series 2021-21M Class E
6.895% due 10/15/36 (CME Term
SOFR 1 Month + 2.285%)(Ê)(Þ) 175 173
Series 2021-VOLT Class F
7.124% due 09/15/36 (CME Term
SOFR 1 Month + 2.514%)(Ê)(Þ) 400 400
Series 2024-KING Class D
7.099% due 05/15/34 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 494 493
BX Trust
Series 2021-ARIA Class D
6.316% due 10/15/36 (CME Term
SOFR 1 Month + 2.010%)(Ê)(Þ) 500 500
Series 2021-LGCY Class C
5.728% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 377
Series 2021-RISE Class D
6.474% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 423 421
Series 2022-LBA6 Class E
7.309% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 500
Cali Sun
Series 2024-SUN Class A

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.513% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 301
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 596
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
8.734% due 08/29/29 (Þ)(ž) 4,500 3,067
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.535% due 08/15/57 (~)(Ê) 7,562 382
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 68 59
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 438 378
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 109 98
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 410 408
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 300 277
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 175 161
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 30 28
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 346 307
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 711 565
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 351 278
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class D
3.250% due 08/10/49 (~)(Ê)(Þ) 500 455
Series 2016-C2 Class E
4.533% due 08/10/49 (~)(Ê)(Þ) 120 102
Series 2019-GC41 Class XA
Interest Only STRIPS
1.032% due 08/10/56 (~)(Ê) 2,079 72
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 530 421
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 457 362
COMM Mortgage Trust
Series 2024-CBM Class D
7.926% due 12/10/41 (~)(Ê)(Þ) 500 508
Commercial Mortgage Trust
Series 2015-CR23 Class AM
3.801% due 05/10/48 640 637
Connecticut Avenue Securities Trust
Series 2020-R02 Class 2B1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.849% due 01/25/40 (SOFR 30 Day
Average + 3.114%)(Ê)(Þ) 1,200 1,230
Series 2022-R01 Class 1B1
7.501% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 724
Series 2023-R01 Class 1M2
8.475% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 640
Series 2023-R02 Class 1M2
8.084% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,164
Series 2023-R05 Class 1B1
9.475% due 06/25/43 (SOFR 30 Day
Average + 4.750%)(Ê)(Þ) 500 545
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 906
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 110 106
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 391 377
Extended Stay America Trust
Series 2021-ESH Class E
7.271% due 07/15/38 (CME Term
SOFR 1 Month + 2.964%)(Ê)(Þ) 438 441
Flagstar Mortgage Trust
Series 2018-1 Class B1
3.938% due 03/25/48 (~)(Ê)(Þ) 124 113
Series 2018-6RR Class B1
4.907% due 10/25/48 (~)(Ê)(Þ) 416 398
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 77 71
Fontainebleau Miami Beach Mortgage
Trust
Series 2024-FBLU Class E
7.643% due 12/15/29 (CME Term
SOFR 1 Month + 3.150%)(Ê)(Þ) 250 252
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
6.001% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 518 521
Series 2022-DNA2 Class M1B
7.134% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,600 1,637
Series 2022-DNA6 Class M1B
8.434% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 212
Series 2022-HQA1 Class M1B
8.234% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,100 1,150
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.600% due 08/25/49 (Þ)(ž) 1,450 1,252
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 14,361 15
Series 2016-K57 Class X2B

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 5
FS Rialto Issuer LLC
6.446% due 08/01/30 (~)(Ê) 500 499
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
8.133% due 11/29/50 (Þ)(ž) 837 689
Series 2021-FRR1 Class 1D
8.914% due 11/29/50 (Þ)(ž) 1,258 1,017
Series 2021-FRR1 Class 2B
0.729% due 11/29/50 (Þ)(ž) 1,500 1,243
Series 2021-FRR1 Class 2C
8.154% due 11/29/50 (Þ)(ž) 905 720
Series 2021-FRR2 Class 2C
0.139% due 09/27/51 (Þ)(ž) 316 314
Series 2021-FRR2 Class A
0.204% due 09/27/51 (Þ)(ž) 312 296
Series 2021-FRR2 Class BK
1.380% due 09/27/51 (Þ)(ž) 266 184
Series 2021-FRR2 Class C
0.022% due 09/27/51 (Þ)(ž) 316 314
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.025% due 09/27/51 (Þ)(ž) 384 381
Series 2021-FRR2 Class CK49
1.000% due 09/27/51 (~)(Ê)(Þ) 796 768
Series 2022-FRR3 Class A
1.986% due 11/27/50 (~)(Ê)(Þ) 635 543
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.117% due 05/27/48 (Þ)(ž) 251 244
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.146% due 05/27/48 (Þ)(ž) 251 243
Great Wolf Trust
Series 2024-WLF2 Class D
7.549% due 05/15/41 (CME Term
SOFR 1 Month + 2.939%)(Ê)(Þ) 500 503
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.261% due 07/10/52 (~)(Ê) 2,944 117
Series 2019-PJ2 Class B2
4.373% due 11/25/49 (~)(Ê)(Þ) 866 810
Series 2020-PJ1 Class B2
3.614% due 05/25/50 (~)(Ê)(Þ) 870 777
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 836 662
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 743 590
Series 2021-PJ5 Class B3
2.589% due 10/25/51 (~)(Ê)(Þ) 361 277
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 563
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 772 612
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 947 751
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-PJ11 Class B3
2.861% due 04/25/52 (~)(Ê)(Þ) 456 346
Series 2023-FUN Class C
7.999% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 503
GS Mortgage-Backed Securities Trust
Series 2025-PJ1 Class A19
6.000% due 06/25/55 (~)(Ê)(Þ) 500 498
Hawaii Hotel Trust
Series 2019-MAUI Class E
7.067% due 05/15/38 (CME Term
SOFR 1 Month + 2.457%)(Ê)(Þ) 500 500
HLTN Commercial Mortgage Trust
Series 2024-DPLO Class D
7.948% due 06/15/41 (CME Term
SOFR 1 Month + 3.339%)(Ê)(Þ) 500 502
ICNQ Mortgage Trust
Series 2024-MF Class A
5.778% due 11/06/34 (Þ) 600 604
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 363 353
INTOWN Mortgage Trust
Series 2022-STAY Class B
7.895% due 08/15/39 (CME Term
SOFR 1 Month + 3.286%)(Ê)(Þ) 500 501
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
1.193% due 02/15/48 (~)(Ê) 634 2
Series 2021-MHC Class E
7.425% due 04/15/38 (CME Term
SOFR 1 Month + 2.814%)(Ê)(Þ) 250 250
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 59 53
Series 2018-3 Class B3
3.702% due 09/25/48 (~)(Ê)(Þ) 726 667
Series 2018-6 Class B1
3.887% due 12/25/48 (~)(Ê)(Þ) 238 215
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 24 22
Series 2019-2 Class A3
3.967% due 08/25/49 (~)(Ê)(Þ) 18 17
Series 2019-7 Class B2A
2.957% due 02/25/50 (~)(Ê)(Þ) 347 293
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 50 44
Series 2019-HYB1 Class B1
4.965% due 10/25/49 (~)(Ê)(Þ) 630 632
Series 2019-LTV3 Class A5
3.487% due 03/25/50 (~)(Ê)(Þ) 28 27
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 137 120
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 308 273
Series 2020-5 Class B1
3.570% due 12/25/50 (~)(Ê)(Þ) 403 344

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 153 130
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 286 225
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 211 168
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 415 342
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 624 624
Series 2023-8 Class B3
6.311% due 02/25/54 (~)(Ê)(Þ) 980 965
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 793 803
Series 2024-INV1 Class A5A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 968
Series 2025-CCM1 Class A2
5.500% due 06/25/55 (~)(Ê)(Þ) 850 833
KSL Commercial Mortgage Trust
Series 2024-HT2 Class D
7.863% due 12/15/39 (CME Term
SOFR 1 Month + 3.290%)(Ê)(Þ) 600 605
LoanCore Issuer, Ltd.
Series 2025-CRE8 Class C
6.517% due 08/17/42 (CME Term
SOFR 1 Month + 2.141%)(Ê)(Þ) 500 499
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.363% due 10/25/48 (~)(Ê)(Þ) 854 805
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
7.324% due 04/15/38 (CME Term
SOFR 1 Month + 2.715%)(Ê)(Þ) 320 320
MHP
Series 2022-MHIL Class E
7.220% due 01/15/27 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 273 273
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 27 24
Series 2016-C29 Class XB
Interest Only STRIPS
1.078% due 05/15/49 (~)(Ê) 7,710 71
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.992% due 12/15/50 (~)(Ê) 2,398 49
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 293
Series 2019-H7 Class XA
Interest Only STRIPS
1.372% due 07/15/52 (~)(Ê) 5,735 246
Series 2019-L3 Class XA
Interest Only STRIPS
0.727% due 11/15/52 (~)(Ê) 5,184 127
Series 2021-L5 Class XA
Interest Only STRIPS
1.406% due 05/15/54 (~)(Ê) 1,493 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.173% due 03/25/54 (~)(Ê)(Þ) 495 534
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.927% due 11/05/41 (~)(Ê)(Þ) 500 505
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 97 85
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 997
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 403 384
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 121 122
ORL Trust
Series 2024-GLKS Class E
7.690% due 12/15/39 (CME Term
SOFR 1 Month + 3.190%)(Ê)(Þ) 500 501
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 178 149
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 139 110
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.249% due 02/27/51 (~)(Ê)(Þ) 270 259
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB60
2.372% due 11/08/49 (~)(Ê)(Þ) 1,210 1,107
Series 2022-FRR1 Class AB64
2.225% due 03/01/50 (~)(Ê)(Þ) 1,483 1,349
Series 2022-FRR1 Class CK60
Principal Only
STRIPS
0.684% due 11/08/49 (Þ)(ž) 560 473
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 50 44
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 800 707
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 50 47
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 467 374
Series 2025-1 Class A1
6.000% due 01/25/55 (~)(Ê)(Þ) 200 200
SMRT Trust
Series 2022-MINI Class F
7.657% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,330
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 727 580
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 685
Series 2021-3 Class A1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.046% due 06/25/66 (~)(Ê)(Þ) 441 369
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
6.143% due 07/25/34 (~)(Ê) 182 174
Series 2006-AR15 Class 1A
5.767% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 166 166
Wells Fargo Commercial Mortgage
Trust
Series 2016-C37 Class D
3.313% due 12/15/49 (~)(Ê)(Þ) 500 453
Series 2016-LC25 Class D
3.174% due 12/15/59 (~)(Ê)(Þ) 450 407
Series 2017-C41 Class XA
Interest Only STRIPS
1.302% due 11/15/50 (~)(Ê) 4,747 123
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 311
Series 2021-C61 Class D
2.500% due 11/15/54 (Þ) 500 376
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 18 15
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 155 130
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 203 175
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 688 552
72,105
Non-US Bonds - 9.6%
888 Acquisitions, Ltd.
10.750% due 05/15/30 (Þ) GBP 350 448
Accor SA
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 100 115
Air France-KLM
7.250% due 05/31/26 (Þ) EUR 400 435
3.875% due 07/01/26 (Þ) EUR 200 209
Almaviva-The Italian Innovation Co.
SpA
Series REGS
5.000% due 10/30/30 (Þ) EUR 193 204
alstria office REIT-AG
1.500% due 06/23/26 (Þ) EUR 100 99
1.500% due 11/15/27 (Þ) EUR 100 94
Altice Financing SA
Series REGS
4.250% due 08/15/29 (Þ) EUR 300 243
ams-OSRAM AG
2.125% due 11/03/27 (Þ) EUR 600 510
Series REGS
10.500% due 03/30/29 (Þ) EUR 100 102
Anarafe SL
Series REGS
14.362% due 12/31/26 (Þ) EUR 280 306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atos SE
9.360% due 12/18/25 (~)(Ê)(Þ) EUR 120 128
Series REGS
5.200% due 12/18/25 (~)(Ê)(Þ) EUR 250 166
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 110 112
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 229 238
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 222
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 700 692
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 310
BCP V Modular Services Finance II
PLC
Series REGS
4.750% due 11/30/28 (Þ) EUR 200 203
6.750% due 11/30/29 (Þ) EUR 350 333
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 500 517
British Telecommunications PLC
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 200 265
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
Series REGS
5.625% due 02/15/32 (Þ) EUR 150 160
Canary Wharf Group Investment
Holdings PLC
Series REGS
1.750% due 04/07/26 (Þ) EUR 300 304
3.375% due 04/23/28 (Þ) GBP 235 261
Castor SpA
Series REGS
8.136% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 138
CD&R Firefly Bidco PLC
Series REGS
8.625% due 04/30/29 (Þ) GBP 200 256
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 300 277
Centrica PLC
6.500% due 05/21/55 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.512%)(Ê)(Þ) GBP 100 126
Centurion Bidco SpA
11.125% due 05/15/28 (Þ) EUR 445 494
Cerba Healthcare SACA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.500% due 05/31/28 (Þ) EUR 300 275
Cidron Aida Finco SARL
Series REGS
6.250% due 04/01/28 (Þ) GBP 300 354
Citycon Treasury BV
1.625% due 03/12/28 (Þ) EUR 330 314
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 360 441
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 410 519
CPI Property Group SA
7.000% due 05/07/29 (Þ) EUR 120 132
1.750% due 01/14/30 (Þ) EUR 300 261
1.500% due 01/27/31 (Þ) EUR 550 452
CPUK Finance, Ltd.
7.875% due 08/28/29 (Þ) GBP 200 253
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 100 121
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 600 622
Dynamo Newco II GmbH
Series REGS
6.250% due 10/15/31 (Þ) EUR 140 149
Electricite de France SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 400 404
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 400 390
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 100 124
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)
(ƒ)(Þ) GBP 200 254
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year +
3.323%)(Ê)(ƒ)(Þ) GBP 300 362
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 400 436
ELO SACA
3.250% due 07/23/27 (Þ) EUR 300 283
4.875% due 12/08/28 (Þ) EUR 400 356
6.000% due 03/22/29 (Þ) EUR 200 182
Enel SpA
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.196%)(Ê)(ƒ)(Þ) EUR 674 698
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 350 380
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Engineering - Ingegneria Informatica
- SpA
Series REGS
8.625% due 02/15/30 (Þ) EUR 100 107
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 200 200
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 400 355
1.500% due 10/13/28 (Þ) EUR 300 225
Series REGS
9.750% due 04/13/29 (Þ) EUR 730 676
Faurecia SE
2.375% due 06/15/29 (Þ) EUR 100 96
Fiber Bidco SpA
Series REGS
6.125% due 06/15/31 (Þ) EUR 300 313
Forvia SE
5.500% due 06/15/31 (Þ) EUR 200 211
Galaxy Bidco, Ltd.
Series REGS
8.125% due 12/19/29 (Þ) GBP 173 218
Grand City Properties Finance SARL
6.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.508%)(Ê)(ƒ) EUR 200 206
Grifols SA
Series REGS
7.125% due 05/01/30 (Þ) EUR 680 728
Heathrow Finance PLC
6.625% due 03/01/31 (Þ) GBP 300 372
Hella GmbH & Co. KGAA
0.500% due 01/26/27 EUR 200 197
Holding d'Infrastructures des Metiers
de l'Environnement
4.500% due 04/06/27 (Þ) EUR 390 410
0.625% due 09/16/28 (Þ) EUR 110 101
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 150 164
7.000% due 11/15/31 (Þ) EUR 300 321
Iliad SA
5.625% due 02/15/30 (Þ) EUR 100 111
Series REGS
6.875% due 04/15/31 (Þ) EUR 150 167
IMA Industria Macchine Automatiche
SpA
Series REGS
6.535% due 04/15/29 (3 Month
EURIBOR + 3.750%)(Ê)(Þ) EUR 230 240
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 610 642
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 400 420
La Poste SA
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.679%)(Ê)(ƒ)(Þ) EUR 200 214
Mahle GmbH
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 05/02/31 (Þ) EUR 250 262
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 365 443
Mangrove LuxCo III SARL
Series REGS
7.785% due 07/15/29 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 350 367
Market Bidco Finco PLC
Series REGS
5.500% due 11/04/27 (Þ) GBP 250 298
mBank SA
0.966% due 09/21/27 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 200 199
Mobico Group PLC
2.375% due 11/20/28 (Þ) GBP 100 115
4.875% due 09/26/31 (Þ) EUR 300 314
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 245 259
Motion Finco SARL
Series REGS
7.375% due 06/15/30 (Þ) EUR 200 215
Mundys SpA
1.875% due 07/13/27 (Þ) EUR 575 576
Nexi SpA
2.492% due 02/24/28 (Þ)(ž) EUR 400 371
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 600 602
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 1,200 1,296
Series REGS
10.500% due 08/08/29 (Þ) GBP 230 292
ONE Hotels GmbH
Series REGS
7.750% due 04/02/31 (Þ) EUR 115 129
Orange SA
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 400 441
Orsted A/S
1.750% due 12/09/19 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(Þ) EUR 150 145
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 500 530
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 245 220
OVH Groupe SAS
Series REGS
4.750% due 02/05/31 (Þ) EUR 210 220
PCF GmbH
Series REGS
4.750% due 04/15/29 (Þ) EUR 400 343
Petrobras Global Finance BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 01/16/34 GBP 200 243
Petroleos Mexicanos
2.750% due 04/21/27 (Þ) EUR 200 189
4.875% due 02/21/28 (Þ) EUR 200 193
Series 10.7
4.750% due 02/26/29 (Þ) EUR 450 421
Pinewood Finance Co., Ltd.
Series REGS
6.000% due 03/27/30 (Þ) GBP 500 616
PLT VII Finance SARL
Series REGS
6.000% due 06/15/31 (Þ) EUR 600 649
ProGroup AG
Series REGS
5.125% due 04/15/29 (Þ) EUR 250 254
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 250 299
Renault SA
2.000% due 09/28/26 (Þ) EUR 600 611
1.125% due 10/04/27 (Þ) EUR 200 196
Rossini SARL
Series REGS
6.750% due 12/31/29 (Þ) EUR 180 198
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 220 226
SGL Carbon SE
5.750% due 06/28/28 (Þ) EUR 400 405
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 360 375
Techem Verwaltungsgesellschaft 674
GmbH
Series REGS
6.000% due 07/30/26 (Þ) EUR 242 251
Tele Columbus AG
Series REGS
3.875% due 01/01/29 (Þ) EUR 250 222
Telecom Italia Finance SA
7.750% due 01/24/33 EUR 350 448
Telecom Italia SpA
5.250% due 03/17/55 EUR 200 207
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 200 203
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 300 335
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 200 201
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 350 350
1.625% due 10/15/28 (Þ) EUR 360 347
TUI Cruises GmbH
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 05/15/30 (Þ) EUR 120 127
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 128
United Group BV
Series REGS
4.000% due 11/15/27 (Þ) EUR 100 103
3.625% due 02/15/28 (Þ) EUR 300 306
4.625% due 08/15/28 (Þ) EUR 300 311
Valeo SA
1.625% due 03/18/26 (Þ) EUR 300 306
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 350 400
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 300 313
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 250 290
Viridien
Series REGS
7.750% due 04/01/27 (Þ) EUR 600 633
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 200 225
4.500% due 07/15/31 (Þ) GBP 250 266
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 350 371
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 735
Volkswagen Group of America Finance
LLC
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 101
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 236
WEPA Hygieneprodukte GmbH
Series REGS
5.625% due 01/15/31 (Þ) EUR 100 108
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 303
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 400 392
Worldline SA
1.793% due 07/30/26 (Þ)(ž) EUR 7 6
5.250% due 11/27/29 (Þ) EUR 300 320
Zegona Finance PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.750% due 07/15/29 (Þ) EUR 460 510
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 200 204
2.500% due 10/23/27 (Þ) EUR 300 295
6.125% due 03/13/29 (Þ) EUR 200 216
3.000% due 10/23/29 (Þ) EUR 600 570
45,274
Total Long-Term Fixed
Income Investments
(cost $419,642) 409,594
Common Stocks - 1.4%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
176
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Materials and Processing - 0.7%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
3,317
Producer Durables - 0.7%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Real Alloy(Æ)(Š) 39
3,068
3,068
Total Common Stocks
(cost $6,027) 6,561
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% (Æ)(Š) 2,128 —
Technology - 0.0%
Veritas US, Inc.
0.000% (Æ) 2,973 67
67
Total Preferred Stocks
(cost $343) 67
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.(Æ)
Warrants 675 15
Total Warrants and Rights
(cost $—) 15

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 10.7%
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 506
ams AG
Series AMS
0.000% due 03/05/25(Æ)(Þ) EUR 800 822
Bausch Health Cos., Inc.
5.500% due 11/01/25 (Þ) 620 609
9.000% due 12/15/25 (Þ) 338 327
Canpack SA / Canpack US LLC
3.125% due 11/01/25 (Þ) 300 294
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 600 591
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 1,187 1,154
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Æ)(Ê)
(Ø)(Þ) 942 453
Education Management LLC Term
Loan B
0.000% due 11/30/23 (USD 3 Month
LIBOR  + 8.500%)(Æ)(Š)(Ê) 284 —
Explorer II AS
3.375% due 02/24/25 EUR 524 504
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 380 380
High Ridge Brands Co.
8.875% due 03/15/25 (ç)(Š) 970 —
House of Fraser Funding PLC
Series REGS
5.823% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 488
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 34
OPENLANE, Inc.
5.125% due 06/01/25 (Þ) 177 176
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 38 36
Petroleos de Venezuela SA
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 168 20
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 8
Series DPW
10.250% due 01/23/18 (Æ)(Ø) 1,240 44
Rolls-Royce PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 10/14/25 (Þ) 261 258
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 (~)(Æ)(Ê)
(Ø) (Þ) 675 169
RZD Capital PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Þ)(Š) RUB 115,000 —
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 833
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (Æ)(Ø)(Þ)(Š) EUR 1,400 —
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 (Þ) GBP 2,501 3,225
U.S. Cash Management Fund(@) 39,278,876
(∞)
39,271
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 154 23
Walgreens Boots Alliance, Inc.
3.600% due 11/20/25 GBP 200 243
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 356 356
Total Short-Term Investments
(cost $58,878) 50,824
Total Investments - 98.5%
(identified cost $484,890) 467,061
Other Assets and Liabilities,
Net - 1.5%
7,281
Net Assets - 100.0%
474,342

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 151
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
70.4%
1011778 BC ULC / New Red Finance, Inc. 07/06/21 206,000 98.33 203
186
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
346
1375209 BC, Ltd. 11/18/20 755,000 100.18 756
756
180 Medical, Inc. 09/30/21 300,000 100.00 300
277
7-Eleven, Inc. 10/02/24 129,000 91.29 118
115
888 Acquisitions, Ltd. 05/02/24 GBP 350,000 125.37 439
448
AB BSL CLO 5, Ltd. 11/18/24 350,000 100.00 350
353
ABN AMRO Bank NV 07/08/20 94,000 103.01 97
94
Abu Dhabi Government International Bond 11/02/22 877,000 72.18 633
581
Abu Dhabi Government International Bond 12/12/24 261,000 102.00 266
256
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.93 506
506
Abu Dhabi National Energy Co. PJSC 12/11/24 80,000 91.56 73
73
Accor SA 10/04/23 EUR 100,000 104.99 105
115
ACE Securities Corp. Mortgage Loan Trust 02/23/21 657,377 98.38 647
487
Acrec LLC 01/10/25 500,000 99.75 499
500
AdaptHealth LLC 01/28/21 223,000 101.52 226
205
AdaptHealth LLC 08/12/21 692,000 99.70 690
640
Adient Global Holdings, Ltd. 11/10/21 474,000 100.61 477
473
Adient Global Holdings, Ltd. 01/30/25 154,000 100.00 154
155
Adnoc Murban Rsc, Ltd. 09/04/24 225,000 98.46 222
204
Adnoc Murban Rsc, Ltd. 09/04/24 974,000 99.65 971
918
Adnoc Murban Rsc, Ltd. 11/05/24 360,000 95.09 342
339
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 73.03 501
503
AES Panama Generation Holdings SRL 07/06/22 80,594 89.97 73
70
African Export-Import Bank (The) 07/26/22 443,000 85.15 377
387
Agua y Saneamientos Argentinos SA 10/16/19 345,737 93.94 325
334
Ahlstrom Holding 3 Oy 02/26/24 300,000 93.59 281
284
AHP Health Partners, Inc. 08/16/21 186,000 100.53 187
177
Air France-KLM 05/22/24 EUR 400,000 111.42 446
435
Air France-KLM 06/18/24 EUR 200,000 106.02 212
209
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 142,000 98.16 139
140
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 171,000 91.42 156
157
Albion Financing 2 SARL 10/15/21 600,000 100.00 600
612
Alimentation Couche-Tard, Inc. 09/24/18 83,000 98.09 81
81
Almaviva-The Italian Innovation Co. SpA 10/24/24 EUR 193,000 108.28 209
204
Alpha Generation LLC 09/19/24 793,000 101.18 802
801
alstria office REIT-AG 07/12/24 EUR 100,000 98.20 98
94
alstria office REIT-AG 09/20/24 EUR 100,000 107.53 108
99
Alta Equipment Group, Inc. 05/21/24 558,000 95.27 532
540
Altice Financing SA 11/20/24 EUR 300,000 84.44 253
243
Altice France Holding SA 04/20/22 324,000 91.70 297
258
AMC Networks, Inc. 07/09/24 183,000 101.91 186
195
American Airlines Group, Inc. 03/10/21 300,833 100.00 301
301
American Airlines Group, Inc. 03/10/21 299,000 98.74 294
298
AmeriGas Partners, LP / AmeriGas Finance Corp. 01/22/25 190,000 97.80 186
189
ams AG 07/18/23 EUR 800,000 109.46 876
822
ams-OSRAM AG 01/31/24 EUR 600,000 89.55 537
510
ams-OSRAM AG 04/29/24 EUR 100,000 107.63 108
102
Amsted Industries, Inc. 04/05/24 219,000 98.89 217
218
Anarafe SL 01/12/22 EUR 280,232 125.55 352
306
Antero Resources Corp. 12/11/24 89,000 98.56 88
87
APA Corp. 02/19/21 118,000 78.04 92
91
APA Corp. 01/10/25 210,000 82.04 172
174
APA Corp. 01/10/25 140,000 84.80 119
122
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,142
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,608
Apollo Commercial Real Estate Finance, Inc. 09/02/21 216,000 98.58 213
194
Aramark Services, Inc. 01/28/21 242,000 102.06 247
237
Arches Buyer, Inc. 05/03/23 208,000 90.97 189
194
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 12/09/24 201,000 100.15 201
200
Ardonagh Group Finance, Ltd. 04/05/24 176,000 98.20 173
183
AREIT, Inc. 01/24/25 750,000 99.75 748
748
Aretec Escrow Issuer 2, Inc. 10/26/23 746,000 100.76 752
820
Arroyo Mortgage Trust 05/12/20 68,905 97.30 67
66
Arsenal AIC Parent LLC 08/10/23 168,000 101.64 171
175
Ashtead Capital, Inc. 10/17/23 107,000 94.79 101
105
Atos SE 01/28/25 EUR 119,982 104.95 126
128

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Atos SE 01/28/25 EUR 250,000 62.90 157
166
ATS Corp. 01/28/21 193,000 100.94 195
180
Avantor, Inc. 01/28/21 249,000 102.48 255
240
Avation Capital SA 07/06/21 291 93.29 —
—
Avianca Midco 2 PLC 01/30/25 333,000 99.03 330
325
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 180,000 102.13 184
177
Axian Telecom 03/08/23 335,000 95.63 320
332
Azzurra Aeroporti SpA 10/31/22 EUR 110,000 92.40 102
112
B&G Foods, Inc. 11/14/24 646,000 102.94 665
670
BAHA Trust 11/22/24 700,000 100.00 700
728
Bahrain Government International Bond 04/02/24 320,000 92.05 295
297
Bahrain Government International Bond 11/20/24 650,000 94.80 616
615
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
453
Banco de Bogota SA 03/06/24 126,000 96.19 121
121
Banco de Credito del Peru 04/16/24 92,000 92.87 85
87
Banco do Estado do Rio Grande do Sul SA 04/18/23 493,000 91.64 452
485
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 03/06/24 124,000 97.57 121
122
Banco Internacional del Peru SAA Interbank 01/27/25 150,000 100.00 150
150
Banco Nacional de Panama 01/23/24 704,000 78.81 555
557
Bangkok Bank PCL 11/13/24 46,000 100.91 46
46
Banijay Group SAS 02/04/20 EUR 229,000 107.70 247
238
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 500,000 96.45 482
355
Bank Negara Indonesia Persero Tbk PT 02/15/24 614,000 91.24 560
584
Barclays Commercial Mortgage Trust 01/24/25 500,000 81.86 409
411
Bausch Health Cos., Inc. 12/17/19 453,000 191.61 868
425
Bausch Health Cos., Inc. 11/18/20 102,000 146.50 149
94
Bausch Health Cos., Inc. 07/02/24 620,000 97.50 604
608
Bausch Health Cos., Inc. 09/18/24 340,000 57.64 196
181
Bausch Health Cos., Inc. 09/19/24 338,000 97.49 330
327
Bayer AG 09/26/23 EUR 200,000 104.79 210
222
Bayer US Finance II LLC 11/14/22 EUR 700,000 94.50 666
692
Bayer US Finance II LLC 09/04/23 EUR 300,000 100.86 303
310
BBCMS Mortgage Trust 11/20/24 500,000 86.52 433
443
BBCMS Mortgage Trust 12/04/24 250,000 88.42 221
221
BCP V Modular Services Finance II PLC 04/26/24 EUR 200,000 102.11 204
203
BCP V Modular Services Finance II PLC 01/22/25 EUR 350,000 95.04 333
333
Benchmark Mortgage Trust 03/28/22 890,000 79.84 711
538
Bertelsmann SE & Co. KGaA 05/03/22 EUR 500,000 104.13 521
517
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
1,002
Birch Grove CLO 3, Ltd. 01/23/25 300,000 100.00 300
300
Birch Grove CLO 3, Ltd. 01/23/25 350,000 100.00 350
350
Birch Grove CLO 9, Ltd. 07/18/24 250,000 100.00 250
251
Blackstone Mortgage Trust, Inc. 11/02/21 200,000 99.87 200
192
BMD2 Re-Remic Trust 02/03/21 892,000 89.78 801
707
BNP Paribas SA 12/11/24 137,000 92.38 127
126
BOCA Commercial Mortgage Trust 08/07/24 500,000 99.75 499
501
Bolivia Government International Bond 04/04/23 200,000 63.41 127
124
Bombardier, Inc. 12/09/24 265,000 104.65 277
274
Booz Allen Hamilton Holding Corp. 03/03/21 1,028,000 97.44 975
979
Boston Gas Co. 04/16/24 83,000 93.71 78
79
Brand Industrial Services, Inc. 08/10/23 166,000 101.68 169
171
British Telecommunications PLC 02/26/24 GBP 200,000 135.03 270
265
Builders FirstSource, Inc. 03/03/21 255,000 104.18 266
244
BX Commercial Mortgage Trust 02/23/23 175,000 96.08 168
173
BX Commercial Mortgage Trust 04/24/24 400,000 99.26 397
400
BX Commercial Mortgage Trust 05/08/24 493,503 99.76 492
493
BX Trust 02/06/23 500,000 96.40 482
500
BX Trust 01/24/24 500,000 97.81 489
500
BX Trust 04/26/24 422,665 98.75 417
421
BX Trust 06/06/24 380,000 98.33 374
377
C&W Senior Financing Designated Activity Company 04/24/23 425,000 92.16 392
425
Caesars Entertainment, Inc. 12/09/24 296,000 103.54 306
305
Cali Sun 07/03/24 300,000 99.76 299
301
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
160
Calpine Corp. 12/09/24 277,000 98.05 272
272
Canary Wharf Group Investment Holdings PLC 08/04/23 EUR 300,000 96.87 291
304
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 235,000 104.76 246
261
Canpack SA / Canpack US LLC 05/08/24 300,000 97.94 294
294

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 153
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.52 702
596
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.85 978
1,003
Carnival Corp. 02/16/21 674,000 93.79 632
676
Carnival Corp. 02/23/23 861,000 83.74 721
862
Carnival Corp. 08/01/23 59,000 100.00 59
62
Carriage Purchaser, Inc. 09/23/21 744,000 98.83 735
691
Carvana Co. 04/05/24 1,019,524 105.92 1,120
1,226
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
3,067
Castor SpA 02/10/22 EUR 138,000 113.94 157
138
CBB International Sukuk Programme Co. WLL 07/18/24 710,000 95.65 679
678
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 98.18 744
702
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,247,000 92.97 1,200
1,019
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 98.69 29
28
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 517,000 96.87 501
507
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 68,000 95.28 65
68
CD&R Firefly Bidco PLC 04/05/24 GBP 200,000 126.34 253
256
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.79 247
250
Cellnex Telecom SA 09/06/23 EUR 300,000 85.99 258
277
Celulosa Arauco y Constitucion SA 01/08/24 60,000 92.36 55
56
Cencosud SA 09/12/23 123,000 96.00 118
121
Centrais Eletricas Brasileiras SA 01/15/25 259,000 93.83 243
245
Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc. 01/28/25 210,000 100.17 210
203
Central Plaza Holding Co., Ltd. 05/06/22 600,000 98.31 590
591
Centrica PLC 05/14/24 GBP 100,000 125.91 126
126
Centurion Bidco SpA 05/09/23 EUR 445,000 109.12 486
494
Cerba Healthcare SACA 11/12/24 EUR 300,000 89.83 269
275
CEZ AS 06/15/17 383,000 109.07 418
333
CF Industries, Inc. 12/07/23 128,000 98.17 126
127
Chase Home Lending Mortgage Trust 07/29/19 109,435 100.92 110
98
Chase Home Lending Mortgage Trust 10/30/19 68,360 100.73 69
59
Chase Home Lending Mortgage Trust 10/30/19 437,507 101.50 444
378
Chase Home Lending Mortgage Trust 06/21/24 409,634 98.46 403
408
China Government International Bond 11/17/22 1,187,000 97.26 1,154
1,154
CHNGE Mortgage Trust 01/21/22 299,672 99.99 300
277
Chobani Holdco II LLC 12/04/24 202,777 106.50 216
220
CHS/Community Health Systems, Inc. 01/26/21 329,000 94.35 310
269
CHS/Community Health Systems, Inc. 05/04/21 362,000 96.26 348
235
CHS/Community Health Systems, Inc. 01/20/22 330,000 94.59 312
281
CHS/Community Health Systems, Inc. 04/29/22 460,000 96.62 444
419
CHS/Community Health Systems, Inc. 11/05/24 11,000 100.00 11
11
CHS/Community Health Systems, Inc. 12/13/24 175,000 80.71 141
121
Cidron Aida Finco SARL 03/25/21 GBP 300,000 137.38 412
354
CIFC Funding, Ltd. 03/18/21 1,000,000 100.00 1,000
1,002
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
501
CIM Trust 09/27/18 174,582 97.00 169
161
CIM Trust 03/22/19 29,883 101.33 30
28
CIM Trust 11/07/19 345,628 100.54 347
307
CIM Trust 03/01/21 710,707 101.86 724
565
CIM Trust 03/29/21 351,184 100.37 352
278
Cimpress PLC 10/23/24 651,000 99.29 646
647
CITGO Petroleum Corp. 07/09/24 240,000 103.29 248
248
Citigroup Commercial Mortgage Trust 06/14/19 120,000 87.08 104
102
Citigroup Commercial Mortgage Trust 05/07/24 500,000 86.65 433
455
Citigroup Mortgage Loan Trust, Inc. 05/06/21 529,757 101.15 536
421
Citigroup Mortgage Loan Trust, Inc. 06/25/21 456,877 100.37 459
362
Citycon Treasury BV 09/18/23 EUR 330,000 89.76 296
314
Clarios Global, LP / Clarios US Finance Co. 04/05/24 271,000 100.56 273
276
Clear Channel Outdoor Holdings, Inc. 03/04/24 514,000 100.59 517
532
Cleveland-Cliffs, Inc. 12/09/24 281,000 101.27 285
282
CLI Funding VI LLC 03/23/21 560,653 100.22 562
513
Cloud Software Group Holdings, Inc. 11/09/22 658,000 94.06 620
647
Cloud Software Group Holdings, Inc. 01/29/24 1,009,000 96.79 984
1,033
Cloud Software Group Holdings, Inc. 10/17/24 312,000 104.00 324
324
Clydesdale Acquisition Holdings, Inc. 03/30/22 883,000 91.68 810
900
CMG Media Corp. 10/16/24 213,000 73.67 157
172
Codelco Metals, Inc. 09/05/23 618,000 100.10 619
613
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
104
Coinbase Global, Inc. 09/14/21 402,000 93.10 374
365

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
COMM Mortgage Trust 11/21/24 500,000 101.48 507
508
Commonbond Student Loan Trust 11/27/18 55,131 100.67 55
51
Commonbond Student Loan Trust 06/02/20 64,514 99.98 64
54
Commonbond Student Loan Trust 03/10/21 196,360 100.00 196
151
Compass Group Diversified Holdings LLC 04/07/21 197,000 102.72 202
191
Connect Finco SARL / Connect US Finco LLC 09/11/24 366,000 100.00 366
328
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
724
Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.56 1,099
1,230
Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,164
Connecticut Avenue Securities Trust 05/07/24 600,000 106.50 639
640
Connecticut Avenue Securities Trust 09/10/24 500,000 108.38 542
545
Consolidated Communications Holdings, Inc. 01/09/24 524,000 85.33 447
496
Consolidated Communications Holdings, Inc. 05/14/24 553,000 94.07 520
541
Consolidated Energy Finance SA 09/30/21 826,000 96.27 795
733
Consolidated Energy Finance SA 11/09/22 189,000 97.12 184
184
Constellation Automotive Financing PLC 07/16/21 GBP 360,000 137.61 495
441
Co-operative Group Holdings, Ltd. 03/08/21 GBP 410,000 133.65 548
519
CoreLogic, Inc. 07/06/21 201,000 99.79 201
188
Corp. Nacional del Cobre de Chile 01/08/25 248,000 99.96 248
252
Corp. Nacional del Cobre de Chile 12/14/22 615,000 74.96 461
368
Costa Rica Government International Bond 03/14/24 400,000 104.35 417
410
Coty, Inc. 08/10/23 173,000 100.64 174
177
Coty, Inc. 08/10/23 176,000 98.47 173
176
CPI Property Group SA 07/10/24 EUR 120,000 107.07 128
132
CPI Property Group SA 07/10/24 EUR 300,000 85.51 257
261
CPI Property Group SA 11/06/24 EUR 550,000 82.99 456
452
CPUK Finance, Ltd. 05/08/24 GBP 200,000 124.96 250
253
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
731
Credit Agricole SA 10/02/24 121,000 103.22 125
122
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
272
CSC Holdings LLC 07/06/21 973,000 89.78 874
534
CSC Holdings LLC 04/05/24 811,000 97.53 791
807
CVR Energy, Inc. 01/10/20 557,000 97.82 545
525
Danske Bank A/S 03/03/22 134,000 97.20 130
127
DaVita, Inc. 11/09/22 281,000 81.34 229
261
DB Master Finance LLC 03/20/19 189,500 100.00 189
187
DB Master Finance LLC 03/20/19 379,000 100.00 379
363
DBWF Mortgage Trust 10/25/18 1,000,000 91.66 917
906
Deutsche Telekom AG 12/09/21 EUR 600,000 108.28 650
622
Deutsche Telekom International Finance BV 07/12/24 62,000 98.48 61
61
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
453
Diebold Nixdorf, Inc. 12/11/24 343,000 100.00 343
356
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 07/22/21 1,371,000 100.40 1,371
1,357
DISH DBS Corp. 11/10/21 57,000 100.00 57
49
DISH DBS Corp. 10/01/24 264,000 93.67 247
244
DNB Bank ASA 05/06/24 59,000 91.49 54
55
Dominican Republic Government International Bond 07/06/23 1,318,000 100.31 1,322
1,362
Dominican Republic Government International Bond 10/17/24 308,000 99.20 306
302
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
842
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
508
Dresdner Funding Trust I 03/02/22 778,000 110.42 859
854
Driven Brands, Inc. 05/30/24 259,625 86.82 225
235
Dryden Senior Loan Fund 10/05/18 500,000 99.48 497
501
Dynamo Newco II GmbH 09/25/24 EUR 140,000 111.26 156
149
Ecuador Government International Bond 10/12/22 621,057 47.36 294
406
Ecuador Government International Bond 02/29/24 542,376 55.26 300
344
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
553
EDP Finance BV 01/07/25 47,000 90.97 43
43
Egypt Government International Bond 04/15/24 1,290,000 78.17 1,008
1,033
Egypt Government International Bond 01/28/25 347,000 100.00 347
342
Egypt Government International Bond 01/28/25 839,000 100.00 839
838
El Salvador Government International Bond 12/09/24 150,000 108.89 163
160
El Salvador Government International Bond 01/02/25 300,000 105.02 315
319
Electricite de France SA 11/09/21 EUR 400,000 109.52 438
390
Electricite de France SA 11/28/22 GBP 300,000 109.12 327
362
Electricite de France SA 02/28/23 EUR 400,000 94.76 379
404
Electricite de France SA 09/10/24 GBP 200,000 130.85 262
254
Electricite de France SA 11/28/24 GBP 100,000 126.87 127
124

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 155
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Element Fleet Management Corp. 07/24/23 114,000 100.17 114
116
ELFI Graduate Loan Program 06/18/20 79,997 99.97 80
72
Elia Group SA 01/02/24 EUR 400,000 111.78 447
436
Ellington Financial Mortgage Trust 11/05/19 109,813 99.98 110
106
Ellington Financial Mortgage Trust 04/14/22 390,588 99.59 389
377
ELO SACA 04/23/24 EUR 400,000 95.51 382
356
ELO SACA 04/29/24 EUR 200,000 107.12 214
182
ELO SACA 01/09/25 EUR 300,000 91.36 274
283
Emerald Debt Merger Sub LLC 05/04/23 EUR 400,000 110.14 441
435
Emirates NBD Bank PJSC 09/17/19 601,000 102.52 616
600
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.07 608
488
Empresa Nacional del Petroleo 11/02/17 338,000 91.40 309
257
Enel Finance International NV 07/24/23 131,000 94.33 124
125
Enel SpA 01/07/25 EUR 674,000 102.60 691
698
Energia Group Roi Financeco DAC 07/20/23 EUR 350,000 111.52 390
380
Energizer Holdings, Inc. 06/09/21 EUR 575,000 108.55 624
568
Engineering - Ingegneria Informatica - SpA 01/29/25 EUR 100,000 104.10 104
107
Entegris Escrow Corp. 12/09/24 240,000 97.52 234
232
EQM Midstream Partners, LP 01/04/21 201,000 100.00 201
194
Esab Corp. 03/25/24 379,000 100.00 379
384
Eskom Holdings SOC, Ltd. 01/28/21 616,000 99.45 613
641
Esselunga SpA 10/27/21 EUR 200,000 119.16 238
200
Eutelsat SA 11/01/23 EUR 400,000 95.79 383
355
Eutelsat SA 03/27/24 EUR 730,000 103.30 754
676
Eutelsat SA 04/05/24 EUR 300,000 85.45 256
225
Evergy Missouri West, Inc. 11/13/24 80,000 100.51 80
81
Export-Import Bank of India 06/27/22 300,000 84.31 253
254
Export-Import Bank of India 11/06/24 200,000 91.85 184
183
Extended Stay America Trust 04/25/24 438,224 99.91 438
441
Faurecia SE 01/22/25 EUR 100,000 95.10 95
96
F-Brasile SpA / F-Brasile US LLC 11/09/22 175,000 92.39 162
175
Ferguson Finance PLC 12/07/23 73,000 98.26 72
72
Ferguson Finance PLC 10/02/24 51,000 99.91 51
50
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 01/29/24 220,000 92.31 203
207
Fiber Bidco SpA 05/09/24 EUR 300,000 107.82 323
313
First Quantum Minerals, Ltd. 02/22/24 306,000 100.00 306
324
Flagstar Mortgage Trust 10/24/18 415,706 102.94 428
398
Flagstar Mortgage Trust 06/03/19 77,197 102.63 79
71
Flagstar Mortgage Trust 02/04/21 124,055 102.60 127
113
Focus Financial Partners LLC 11/12/24 667,000 100.06 667
671
Fontainebleau Miami Beach Mortgage Trust 12/05/24 250,000 100.00 250
252
Forestar Group, Inc. 05/12/21 185,000 100.23 185
181
Fortescue Metals Group, Ltd. 11/09/22 278,000 83.21 231
254
Forvia SE 01/08/25 EUR 200,000 102.91 206
211
Freddie Mac STACR REMIC Trust 01/19/23 1,600,000 99.54 1,593
1,637
Freddie Mac STACR REMIC Trust 02/03/23 1,100,000 102.04 1,122
1,150
Freddie Mac STACR REMIC Trust 03/08/23 517,596 99.42 515
521
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.75 209
212
FREMF Mortgage Trust 03/24/21 14,360,583 0.38 55
15
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
5
FREMF Mortgage Trust 03/24/21 1,450,103 88.72 1,287
1,252
Frontier Communications Corp. 11/19/20 520,000 100.00 520
515
Frontier Communications Corp. 10/05/21 253,000 96.29 244
253
Gabon Government International Bond 02/06/23 228,000 87.45 199
180
Galaxy Bidco, Ltd. 12/05/24 GBP 173,000 127.52 221
218
GAM Re-REMIC Trust 04/01/21 1,258,000 110.90 1,395
1,017
GAM Re-REMIC Trust 04/01/21 905,000 69.77 631
720
GAM Re-REMIC Trust 04/01/21 837,000 72.18 604
689
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
184
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
314
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
381
GAM Re-REMIC Trust 11/04/21 796,000 88.39 704
768
GAM Re-REMIC Trust 11/04/21 316,000 89.72 283
314
GAM Re-REMIC Trust 11/04/21 312,000 96.11 300
296
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,243
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
243
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
244
GAM Re-REMIC Trust 01/28/22 635,000 89.11 566
543

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Gartner, Inc. 02/18/21 190,000 103.18 196
185
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 112.61 1,126
784
Georgian Railway JSC 04/07/22 385,000 91.96 354
336
GFL Environmental, Inc. 10/12/21 188,000 100.93 190
181
GFL Environmental, Inc. 12/09/24 169,000 94.90 160
159
GGAM Finance, Ltd. 12/27/23 925,000 101.88 942
955
GGAM Finance, Ltd. 01/02/25 36,000 98.52 35
36
Ghana Government International Bond 10/09/24 312,852 72.61 227
228
Ghana Government International Bond 10/09/24 217,558 88.07 192
194
Ghana Government International Bond 11/20/24 38,000 87.22 33
34
Global Infrastructure Solutions, Inc. 01/10/24 822,000 92.07 757
799
Global Net Lease, Inc. 01/28/21 1,049,000 97.43 1,001
975
Global Partners, LP / GLP Finance Corp. 01/03/24 90,000 100.00 90
94
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 12/09/24 192,000 99.64 191
190
goeasy, Ltd. 05/12/21 187,000 100.40 188
184
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,051,178 99.96 1,051
799
Graphic Packaging International LLC 07/06/21 244,000 100.69 246
230
Gray Television, Inc. 10/26/21 201,000 100.00 201
120
Gray Television, Inc. 02/13/24 44,000 93.94 41
43
Great Wolf Trust 04/26/24 500,000 99.76 499
503
Greenland Global Investment, Ltd. 01/10/18 523,153 97.23 509
100
Greenland Global Investment, Ltd. 09/07/21 846,263 86.00 728
163
Grifols SA 12/11/24 EUR 680,000 104.94 714
728
GrubHub, Inc. 10/12/21 499,000 97.58 482
464
Grupo Bimbo SAB de CV 12/07/23 49,000 89.23 44
42
GS Mortgage Securities Trust 08/01/19 866,284 105.51 914
810
GS Mortgage Securities Trust 03/12/21 742,923 101.31 753
590
GS Mortgage Securities Trust 05/14/21 361,483 96.90 350
277
GS Mortgage Securities Trust 06/03/21 869,929 103.66 902
777
GS Mortgage Securities Trust 06/15/21 772,180 100.49 776
612
GS Mortgage Securities Trust 06/15/21 800,000 100.86 807
563
GS Mortgage Securities Trust 09/22/21 946,777 100.83 955
751
GS Mortgage Securities Trust 12/06/21 455,941 96.60 440
346
GS Mortgage Securities Trust 01/10/22 835,993 97.48 815
662
GS Mortgage Securities Trust 03/08/23 500,000 99.84 499
503
GS Mortgage-Backed Securities Trust 01/21/25 500,000 99.25 496
498
Guatemala Government International Bond 07/29/24 59,000 100.00 59
58
Harley-Davidson Financial Services, Inc. 12/11/24 111,000 103.00 114
114
Harvest Midstream I, LP 08/05/20 1,206,000 101.32 1,222
1,233
Hawaii Hotel Trust 01/23/24 500,000 98.58 493
500
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 328,000 100.00 328
349
Hazine Mustesarligi Varlik Kiralama AS 04/02/24 400,000 106.25 425
426
Heathrow Finance PLC 05/14/24 GBP 300,000 124.89 375
372
Helios Issuer LLC 10/26/18 567,910 99.98 568
484
Helios Issuer LLC 10/26/18 774,922 99.98 775
717
Helios Issuer LLC 06/15/20 324,054 99.99 324
304
Herbalife Nutrition, Ltd. 08/22/23 380,000 99.28 377
380
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 92.89 240
246
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 1,029,000 79.19 812
701
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 713,000 97.91 698
748
HLTN Commercial Mortgage Trust 05/31/24 500,000 99.76 499
502
Holdco LLC 07/25/22 782,000 90.09 705
805
Holding d'Infrastructures des Metiers de l'Environnement 06/19/24 EUR 390,000 109.77 428
410
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 110,000 92.96 102
101
Honduras Government International Bond 11/21/24 202,000 100.00 202
196
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
Howard Hughes Corp. (The) 02/18/21 252,000 103.38 260
245
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 88.46 177
197
Hungary Government International Bond 07/19/23 675,000 101.65 686
689
Hungary Government International Bond 01/03/24 302,000 98.02 296
287
Hungary Government International Bond 07/25/24 498,000 99.32 495
474
Hungary Government International Bond 11/06/24 200,000 60.02 120
120
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 11/13/24 187,000 100.00 187
191
ICNQ Mortgage Trust 11/04/24 600,000 100.98 606
604
iHeart Communications, Inc. 01/13/25 327,000 82.61 270
267
IHO Verwaltungs GmbH 03/24/23 EUR 150,000 106.83 160
164
IHO Verwaltungs GmbH 01/07/25 EUR 300,000 106.01 318
321
Iliad SA 03/01/23 EUR 100,000 104.12 104
111

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 157
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Iliad SA 04/30/24 EUR 150,000 106.72 160
167
IMA Industria Macchine Automatiche SpA 04/11/24 EUR 230,000 107.23 247
240
Imperial Fund Mortgage Trust 04/14/22 362,593 99.99 363
353
Infraestructura Energetica Nova SAPI de CV 06/03/22 76,000 95.95 73
72
InRetail Consumer 02/07/24 97,000 91.77 89
90
Instituto Costarricense de Electricidad 02/07/18 561,000 82.18 461
501
International Flavors & Fragrances, Inc. 08/05/24 136,000 92.72 126
125
Intesa Sanpaolo SpA 09/02/21 290,000 104.15 302
229
Intesa Sanpaolo SpA 09/21/22 EUR 610,000 102.72 627
642
Intesa Sanpaolo SpA 12/06/23 130,000 96.63 126
126
INTOWN Mortgage Trust 11/01/23 500,000 99.97 500
501
IQVIA, Inc. 12/09/19 260,000 102.01 265
257
Iron Mountain, Inc. 05/12/21 193,000 101.22 195
185
Iron Mountain, Inc. 12/09/24 171,000 93.59 160
158
ITC Holdings Corp. 04/16/24 127,000 98.52 125
127
ITT Holdings LLC 06/23/21 480,000 99.96 480
449
Ivory Coast Government International Bond 01/23/24 350,000 98.18 344
340
J.G. Wentworth XLII LLC 10/02/18 417,620 99.97 417
367
JB Poindexter & Co., Inc. 12/07/23 649,000 100.51 652
690
JDE Peet's NV 12/07/23 78,000 92.76 72
73
Jefferson Capital Holdings LLC 07/28/21 763,000 99.48 759
761
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
375
Jordan Government International Bond 04/04/23 172,000 99.13 170
172
Jordan Government International Bond 01/17/24 264,000 99.08 262
263
JPMorgan Commercial Mortgage Securities Trust 09/20/24 250,000 99.69 249
250
JPMorgan Mortgage Trust 12/06/18 726,079 90.82 659
667
JPMorgan Mortgage Trust 01/18/19 23,787 99.93 24
22
JPMorgan Mortgage Trust 03/22/19 17,747 101.01 18
17
JPMorgan Mortgage Trust 01/24/20 307,731 103.93 320
273
JPMorgan Mortgage Trust 01/28/20 50,124 101.58 51
44
JPMorgan Mortgage Trust 01/30/20 346,925 100.99 350
293
JPMorgan Mortgage Trust 06/02/20 137,048 101.85 140
120
JPMorgan Mortgage Trust 07/15/20 629,603 103.56 652
632
JPMorgan Mortgage Trust 07/21/20 403,380 106.44 429
344
JPMorgan Mortgage Trust 08/20/20 237,663 105.02 250
215
JPMorgan Mortgage Trust 10/28/20 153,378 102.91 158
130
JPMorgan Mortgage Trust 11/10/20 59,166 102.59 61
53
JPMorgan Mortgage Trust 12/07/20 27,513 103.79 29
27
JPMorgan Mortgage Trust 01/19/21 286,397 103.07 295
225
JPMorgan Mortgage Trust 05/21/21 211,122 100.93 213
168
JPMorgan Mortgage Trust 04/27/22 415,358 90.97 378
342
JPMorgan Mortgage Trust 09/21/23 979,964 91.90 901
965
JPMorgan Mortgage Trust 09/21/23 623,985 97.66 609
624
JPMorgan Mortgage Trust 04/17/24 792,814 99.70 790
803
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.07 971
968
JPMorgan Mortgage Trust 01/14/25 850,000 96.72 822
833
JSCB Agrobank 01/15/25 463,000 102.63 475
476
Kaixo Bondco Telecom SA 09/02/22 EUR 400,000 86.68 347
420
KazMunayGas National Co. JSC 10/19/18 726,000 85.03 617
621
KazMunayGas National Co. JSC 12/01/23 338,000 95.94 324
325
KBC Groep NV 02/07/24 116,000 101.06 117
119
KEB Hana Bank 06/04/24 50,000 93.72 47
48
Kenya Government International Bond 02/12/24 331,000 97.54 323
328
KeySpan Gas East Corp. 07/24/23 82,000 95.28 78
79
Kingston Airport Revenue Finance, Ltd. 09/25/24 299,000 99.97 299
298
Kodiak Gas Services, Inc. 07/09/24 220,000 102.62 226
227
Kondor Finance PLC 01/28/21 818,460 98.32 805
656
KSL Commercial Mortgage Trust 11/27/24 600,000 99.75 598
605
La Poste SA 01/09/25 EUR 200,000 102.34 205
214
LABL, Inc. 04/05/24 197,000 99.07 195
194
Lamar Funding, Ltd. 06/14/17 490,000 99.80 489
488
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.20 202
184
Landsea Homes Corp. 03/19/24 1,139,000 100.00 1,139
1,141
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 381,000 100.84 384
349
Lebanon Government International Bond 02/14/19 213,000 99.65 212
34
Lebanon Government International Bond 10/31/22 935,000 8.88 83
148
Level 3 Financing, Inc. 03/31/23 461,000 105.57 478
506

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Level 3 Financing, Inc. 01/26/24 1,657,000 103.08 1,701
1,877
LG Energy Solution, Ltd. 06/04/24 115,000 100.12 115
116
LGI Homes, Inc. 11/12/24 1,000,000 100.00 1,000
996
Liberty Mutual Group, Inc. 05/03/22 51,000 127.91 65
57
Life Time, Inc. 04/21/23 456,000 98.47 449
456
LifePoint Health, Inc. 07/31/23 995,000 100.18 997
1,061
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
787
LifePoint Health, Inc. 05/09/24 696,000 98.52 686
678
Lightning Power LLC 08/07/24 962,000 102.38 985
995
Live Nation Entertainment, Inc. 04/08/20 785,000 97.69 767
769
Live Nation Entertainment, Inc. 12/09/24 225,000 101.65 229
229
LoanCore Issuer, Ltd. 01/24/25 500,000 99.75 499
499
Lumen Technologies, Inc. 05/03/23 238,875 80.65 193
238
LYB Finance Co. BV 12/07/23 77,000 104.74 81
81
Madison IAQ LLC 04/05/24 190,000 91.64 174
183
Madison Park Funding XXXI, Ltd. 05/30/24 250,000 100.00 250
252
Mahle GmbH 04/24/24 EUR 250,000 107.00 267
262
Maison Finco PLC 10/06/21 GBP 365,000 135.89 496
443
Mangrove LuxCo III SARL 07/04/24 EUR 350,000 107.14 375
367
Market Bidco Finco PLC 10/15/24 GBP 250,000 125.29 313
298
Marks & Spencer PLC 09/27/18 111,000 107.39 119
118
MasTec, Inc. 06/27/22 1,270,000 94.24 1,197
1,235
Mattamy Group Corp. 04/29/20 620,000 93.52 580
578
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 94.95 766
822
Mauser Packaging Solutions Holding Co. 01/30/23 542,000 100.00 542
553
Mauser Packaging Solutions Holding Co. 08/10/23 248,000 99.79 247
250
Mazoon Assets Co. SAOC 10/02/24 254,000 99.75 253
247
mBank SA 07/03/23 EUR 200,000 93.66 187
199
McGraw-Hill Education, Inc. 11/01/24 474,000 98.66 468
467
Medline Borrower, LP 04/20/22 164,000 93.52 153
153
Medline Borrower, LP 05/03/23 167,000 88.92 148
162
Mello Mortgage Capital Acceptance 01/24/20 853,692 104.68 894
805
Mexico City Airport Trust 01/28/21 225,000 100.60 226
179
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 94.27 471
482
MHC Commercial Mortgage Trust 12/12/23 320,000 97.30 311
320
MHP 03/26/24 273,484 99.55 272
273
Michaels Cos, Inc. (The) 08/15/24 400,000 63.70 255
252
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 590,000 88.71 523
561
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 94.86 119
122
Mobico Group PLC 09/25/24 GBP 100,000 121.75 122
115
Mobico Group PLC 12/23/24 EUR 300,000 105.69 317
314
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 103.95 211
230
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
158
Molina Healthcare, Inc. 06/09/21 203,000 101.97 207
184
Molina Healthcare, Inc. 11/13/24 856,000 100.00 856
849
Mongolia Government International Bond 11/29/23 200,000 100.21 200
209
Monitchem HoldCo 3 SA 04/20/23 EUR 245,000 109.64 269
259
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 26,849 94.30 25
24
Morgan Stanley Capital I Trust 06/05/19 377,000 88.11 332
293
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 495,190 103.73 514
534
Mosaic Solar Loan Trust 11/27/18 55,221 98.58 54
50
Mosaic Solar Loan Trust 11/27/18 144,037 99.08 143
132
Mosaic Solar Loan Trust 06/12/20 185,363 99.98 185
160
Mosaic Solar Loan Trust 03/10/21 541,649 99.48 539
436
Mosaic Solar Loan Trust 03/24/21 210,738 100.13 211
174
Mosaic Solar Loan Trust 06/15/21 332,187 99.55 331
239
Motion Finco SARL 08/16/24 EUR 200,000 111.28 223
215
MPH Acquisition Holdings LLC 05/03/23 167,000 82.72 138
129
Mundys SpA 12/17/21 EUR 575,000 102.02 587
576
MVM Energetika Zrt. 01/23/24 435,000 102.92 448
454
Nabors Industries, Inc. 01/07/20 163,000 97.89 160
158
Nakilat, Inc. 06/15/17 284,874 109.77 313
294
Navient Private Education Refi Loan Trust 11/03/20 117,143 99.99 117
110
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
347
Navoi Mining & Metallurgical Combinat 10/09/24 200,000 100.00 200
200
NCR Atleos Corp. 12/09/24 174,000 109.73 191
190
Necessity Retail REIT, Inc. (The) / American Finance Operating Partner, LP 01/12/22 225,000 99.73 224
210
Neptune Bidco US, Inc. 08/15/24 300,000 99.06 297
256

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 159
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
500
Neuberger Berman Loan Advisers CLO 27, Ltd. 06/27/24 550,000 100.00 550
558
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 104.90 603
586
New Fortress Energy, Inc. 01/29/24 121,000 97.71 118
118
New York State Electric & Gas Corp. 10/17/23 58,000 94.94 55
56
News Corp. 05/12/21 193,000 100.54 194
180
Nexi SpA 08/02/24 EUR 400,000 95.19 381
371
NGG Finance PLC 11/09/21 EUR 600,000 91.11 547
602
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
308
NGL Energy Operating LLC 01/25/24 530,000 100.00 530
545
NGPL PipeCo LLC 03/03/22 103,000 128.97 133
115
Nigeria Government International Bond 10/13/22 1,016,000 75.84 770
881
Nigeria Government International Bond 12/02/24 386,000 100.00 386
400
Nissan Motor Acceptance Co. LLC 12/11/24 106,000 101.03 107
109
nogaholding Sukuk, Ltd. 07/21/21 247,000 102.91 254
241
Northriver Midstream Finance, LP 08/07/24 55,000 100.87 55
56
NRG Energy, Inc. 05/20/24 133,000 91.75 122
124
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.52 493
505
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
253
Ocado Group PLC 08/01/23 GBP 1,200,000 107.49 1,290
1,296
Ocado Group PLC 08/01/24 GBP 230,000 127.41 293
292
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
505
OCP SA 10/05/17 326,000 116.66 376
315
OCP SA 04/24/24 496,000 97.84 485
502
OCP SA 01/15/25 299,000 99.00 296
303
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.43 984
1,003
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.83 247
250
Office Properties Income Trust 01/03/23 331,000 103.55 343
278
OI European Group BV 05/12/23 EUR 255,000 108.51 277
272
Oil and Gas Holding Co. BSCC (The) 06/18/20 340,000 104.11 354
349
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
171
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 102.94 206
203
Olympus Water US Holding Corp. 06/06/24 610,000 100.00 610
622
Oman Government International Bond 10/26/22 617,000 100.00 617
638
Oman Government International Bond 10/23/24 200,000 108.27 217
210
OmGrid Funding, Ltd. 10/05/17 277,000 100.14 277
273
ONE Hotels GmbH 05/02/24 EUR 115,000 107.27 123
129
Onslow Bay Financial LLC 01/15/20 97,094 101.54 99
85
Onslow Bay Financial LLC 04/29/22 1,100,000 96.91 1,066
997
Onslow Bay Financial LLC 02/16/23 403,351 96.23 388
384
Onslow Bay Financial LLC 09/25/24 121,255 101.09 123
122
Ontario Gaming GTA, LP 07/20/23 938,000 100.83 944
971
Open Text Corp. 01/28/21 244,000 101.16 247
232
Open Text Holdings, Inc. 08/16/21 235,000 102.80 242
216
OPENLANE, Inc. 01/29/24 177,000 99.75 177
176
Optics Bidco SpA 07/01/24 281,000 105.21 296
296
OQ SAOC 07/21/21 443,000 100.18 444
436
Orange SA 07/18/23 EUR 400,000 109.76 439
441
ORL Trust 12/09/24 500,000 99.75 499
501
ORLEN SA 01/23/25 398,000 98.56 392
398
Orsted A/S 02/27/24 EUR 500,000 109.97 550
530
Orsted A/S 05/07/24 GBP 245,000 92.83 227
220
Orsted A/S 12/16/24 EUR 150,000 99.65 149
145
Oschadbank Via SSB #1 PLC 09/02/15 37,500 97.65 37
36
OVH Groupe SAS 01/29/25 EUR 210,000 104.10 219
220
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 11/25/24 384,000 95.08 365
385
Pagaya AI Debt Grantor Trust 01/27/25 300,000 100.00 300
300
Pakistan Government International Bond 09/03/24 467,000 89.66 419
434
Pakistan Water and Power Development Authority 08/25/21 765,000 79.37 607
605
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,267
Paraguay Government International Bond 11/15/24 457,000 95.91 438
440
PCF GmbH 10/29/24 EUR 400,000 93.12 372
343
Performance Food Group, Inc. 10/10/24 148,000 101.21 150
148
Pernod Ricard International Finance LLC 10/02/24 134,000 91.17 122
120
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.34 265
239
Petroleos de Venezuela SA 05/14/24 615,939 18.14 112
74
Petroleos de Venezuela SA 09/10/24 167,551 100.00 168
20
Petroleos de Venezuela SA 12/18/24 202,400 11.49 23
25

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Petroleos de Venezuela SA 01/07/25 983,200 11.81 116
120
Petroleos del Peru SA 10/05/17 1,532,000 80.56 1,243
969
Petroleos Mexicanos 07/11/19 597,000 79.86 477
383
Petroleos Mexicanos 03/22/22 EUR 450,000 102.30 460
421
Petroleos Mexicanos 09/19/23 EUR 200,000 95.49 191
193
Petroleos Mexicanos 05/20/24 EUR 200,000 100.82 202
189
Petronas Capital, Ltd. 09/20/22 1,672,000 87.05 1,456
1,399
Petronas Capital, Ltd. 10/31/23 884,000 67.41 596
577
Phinia, Inc. 11/01/24 459,000 100.06 459
460
Pike Corp. 09/13/21 991,000 95.22 944
968
Pinewood Finance Co., Ltd. 05/15/24 GBP 500,000 127.15 636
616
PLT VII Finance SARL 05/30/24 EUR 600,000 108.30 650
649
PMHC II, Inc. 10/07/24 627,000 94.38 592
573
PRA Group, Inc. 11/09/21 991,000 95.04 942
917
PRA Group, Inc. 02/14/23 200,000 100.42 201
206
PRA Group, Inc. 05/15/24 414,000 100.00 414
433
PRA Health Sciences, Inc. 01/08/24 45,000 95.96 43
43
Prestige Brands Holdings, Inc. 04/05/24 227,000 97.57 221
224
Prime Security Services Borrower LLC / Prime Finance, Inc. 12/09/24 200,000 100.30 201
200
Primose Funding LLC 03/30/21 960,000 101.78 977
949
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
8
PROG Holdings, Inc. 11/10/21 770,000 100.04 770
744
ProGroup AG 03/20/24 EUR 250,000 109.21 273
254
Prosus NV 12/02/20 142,000 105.44 150
127
PTC, Inc. 03/03/21 157,000 101.70 160
150
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 124.28 460
393
Qatar Government International Bond 02/16/23 877,000 99.50 873
874
Qatar Government International Bond 05/21/24 384,000 99.49 382
381
Qatar Government International Bond 05/21/24 352,000 99.56 350
352
Qatar Government International Bond 01/13/25 222,000 97.86 217
220
Qatar Petroleum 07/26/22 573,000 91.33 523
484
RAC Bond Co. PLC 10/21/21 GBP 250,000 137.88 345
299
Radiology Partners, Inc. 11/19/21 1,099,168 93.14 1,024
1,092
Radiology Partners, Inc. 08/20/24 1,312,288 90.50 1,188
1,238
Radnor RE, Ltd. 06/18/21 157,279 100.00 157
158
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 96.47 616
649
RCKT Mortgage Trust 02/06/20 177,943 100.68 179
149
RCKT Mortgage Trust 03/11/21 138,943 101.56 141
110
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.01 275
259
Reliance Industries, Ltd. 02/07/24 125,000 96.99 121
121
Renault SA 03/21/22 EUR 600,000 103.99 624
611
Renault SA 06/18/24 EUR 200,000 99.85 200
196
Republic of Angola Government International Bond 09/20/24 738,000 90.89 671
665
Republic of Azerbaijan Government International Bond 09/21/22 384,000 85.76 329
332
Republic of Guatemala Government International Bond 07/17/24 506,000 101.56 514
500
Republic of Kenya Government International Bond 04/02/24 200,000 101.49 203
198
Republic of Serbia Government International Bond 06/05/24 417,000 97.96 409
415
Republic of South Africa Government International Bond 11/12/24 460,000 100.00 460
441
Republic of Uzbekistan Government International Bond 05/21/24 200,000 98.73 197
196
Republic of Zambia Government International Bond 06/28/24 109,306 49.24 54
67
Republic of Zambia Government International Bond 06/28/24 111,917 88.03 99
99
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 582,000 92.08 536
517
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 93.79 95
86
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 463,000 83.15 392
412
RFM Re-REMIC Trust 08/03/22 560,000 80.52 451
473
RFM Re-REMIC Trust 08/03/22 1,482,532 85.36 1,266
1,349
RFM Re-REMIC Trust 08/03/22 1,210,000 86.82 1,051
1,107
RLJ Lodging Trust 11/15/24 750,000 97.59 732
734
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 310,000 88.82 275
274
Rockies Express Pipeline LLC 05/06/20 273,000 94.45 258
257
Rockies Express Pipeline LLC 02/02/22 357,000 101.42 362
347
Rockies Express Pipeline LLC 04/02/24 665,000 93.95 625
638
Rogers Communications, Inc. 05/02/23 729,000 94.15 686
714
Roller Bearing Co. of America, Inc. 01/11/22 199,000 101.44 202
188
Rolls-Royce PLC 03/01/23 261,000 97.99 256
258
Romania Government International Bond 02/12/24 1,264,000 68.52 866
797
Romania Government International Bond 10/22/24 86,000 96.32 83
77
Romanian Government International Bond 12/10/24 654,000 83.32 545
539

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 161
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Rossini SARL 07/11/24 EUR 180,000 108.66 196
198
Royal Caribbean Cruises, Ltd. 08/11/21 762,000 99.67 760
763
Royal Caribbean Cruises, Ltd. 01/04/22 508,000 97.16 494
508
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 91.29 298
328
Royal Caribbean Cruises, Ltd. 01/02/25 15,000 100.16 15
15
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
119
Russian Agricultural Bank OJSC Via RSHB Capital SA 11/09/18 200,000 100.00 200
50
RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—
SA Global Sukuk, Ltd. 12/14/22 327,000 90.45 296
284
Sabre GLBL, Inc. 01/11/24 631,000 95.86 605
635
Sabre GLBL, Inc. 11/25/24 430,000 100.41 432
446
Santander UK PLC 01/07/25 34,000 83.32 28
29
Saudi Arabian Oil Co. 12/14/22 619,000 93.36 578
529
Saudi Arabian Oil Co. 07/10/24 664,000 97.65 648
618
Saudi Electricity Global Sukuk Co. 06/14/17 501,000 107.42 536
491
Saudi Government International Bond 01/08/24 1,327,000 99.28 1,317
1,309
Saudi Government International Bond 11/06/24 200,000 98.75 197
197
Saudi Government International Bond 01/06/25 663,000 93.53 620
628
Schaeffler AG 03/23/23 EUR 220,000 103.82 228
226
Sealed Air Corp. 10/26/16 497,000 104.13 518
521
Seaspan Corp. 07/09/21 1,189,000 93.24 1,109
1,096
Senegal Government International Bond 07/31/19 450,000 84.76 381
313
Sequoia Mortgage Trust 09/17/19 50,438 101.60 51
47
Sequoia Mortgage Trust 10/08/19 50,206 101.22 51
44
Sequoia Mortgage Trust 11/14/19 799,627 102.65 821
707
Sequoia Mortgage Trust 06/22/22 467,264 84.65 396
374
Sequoia Mortgage Trust 01/10/25 200,000 99.38 199
200
SGL Carbon SE 11/08/24 EUR 400,000 104.20 417
405
Sinclair Television Group, Inc. 01/29/25 222,000 100.00 222
223
Sirius XM Radio, Inc. 09/24/24 365,000 87.49 319
314
Sitio Royalties Operating Partnership, LP / Sitio Finance Corp. 07/09/24 217,000 103.51 225
225
SK Hynix, Inc. 11/13/24 109,000 103.42 113
113
Smithfield Foods, Inc. 05/06/24 125,000 96.88 121
122
SMRT Trust 05/02/22 1,400,000 97.38 1,363
1,330
Societe Generale SA 07/24/23 133,000 93.42 124
127
SoFi Professional Loan Program LLC 10/30/18 400,000 96.01 384
378
SoFi Professional Loan Program LLC 10/30/18 257,981 96.35 249
253
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
547
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
857
SoFi Professional Loan Program Trust 03/15/19 850,000 100.34 853
798
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
500
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
258
Sonic Capital LLC 01/15/20 525,708 100.00 526
510
Sonic Capital LLC 07/29/21 580,000 100.00 580
483
Sound Point CLO, Ltd. 03/24/21 112,104 100.00 112
113
Spirit AeroSystems, Inc. 01/24/24 777,000 104.79 814
860
Sri Lanka Government International Bond 12/20/24 77,223 68.98 53
62
Sri Lanka Government International Bond 12/20/24 398,307 70.19 280
282
Sri Lanka Government International Bond 12/20/24 302,511 71.89 217
249
Standard Chartered PLC 10/14/16 562,000 121.69 662
592
Standard Industries, Inc. 10/19/20 EUR 388,000 103.43 401
395
Standard Industries, Inc. 04/21/22 314,000 91.75 288
292
Stantec, Inc. 04/19/21 314,551 101.62 320
246
Staples, Inc. 05/23/24 210,000 99.15 208
206
Starwood Property Trust, Inc. 01/11/22 231,000 99.66 230
224
State Oil Co. of the Azerbaijan Republic 10/05/17 233,000 104.96 245
241
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 833,000 99.55 829
833
Summer (BC) Holdco A SARL 11/09/20 EUR 360,421 112.44 405
375
Sunnova Helios Issuer LLC 11/20/20 306,535 99.98 306
252
Sunnova Sol III Issuer LLC 06/11/21 706,214 99.96 706
574
Sunrun Bacchus Issuer LLC 01/28/25 700,000 99.98 700
701
Sunrun Xanadu Issuer 05/31/19 350,583 99.99 351
330
Superior Plus Corp. 05/11/22 135,000 93.27 126
125
Suzano Austria GmbH 01/08/24 74,000 100.56 74
75
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.78 489
501
Talen Energy Supply LLC 04/28/23 793,000 100.62 798
846
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 07/09/24 277,000 100.79 279
282

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
TC Ziraat Bankasi AS 01/15/25 599,000 102.73 615
623
TC Ziraat Bankasi AS 01/28/25 349,000 99.49 347
348
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
301
Team Health Holdings, Inc. 11/04/24 780,000 112.19 875
852
Techem Verwaltungsgesellschaft 674 GmbH 07/19/18 EUR 241,779 113.67 275
251
Tecpetrol SA 01/16/25 208,000 99.94 208
209
Tele Columbus AG 11/13/24 EUR 250,000 84.02 210
222
Telecommunications Co. Telekom Srbija AD Belgrade 01/15/25 543,000 99.49 540
539
Teleflex, Inc. 01/28/21 156,000 102.64 160
150
Telefonica Europe BV 04/29/22 EUR 200,000 95.30 191
203
Telefonica Europe BV 01/26/23 EUR 300,000 104.63 314
335
Telefonica SA 11/24/22 EUR 200,000 87.43 175
201
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 350,000 98.47 345
350
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 360,000 87.70 316
347
Texas Eastern Transmission, LP 12/05/19 74,000 101.40 75
71
TGS ASA 11/20/24 310,000 100.00 310
320
Tierra Mojada Luxembourg II Sarl 04/07/22 222,021 90.70 201
204
TKC Holdings, Inc. 04/05/24 232,000 97.55 226
232
Topaz Solar Farms LLC 04/02/24 571,171 99.66 569
556
TransDigm, Inc. 07/09/24 243,000 101.52 247
247
TransDigm, Inc. 09/05/24 804,000 99.90 803
793
Transnet SOC, Ltd. 10/17/23 352,000 96.47 340
358
Travelex Financing PLC 06/13/17 EUR 1,400,000 — 1,657
—
Travelex Issuerco, Ltd. 08/06/20 GBP 2,500,584 129.18 3,230
3,225
Trident TPI Holdings, Inc. 11/01/24 63,000 109.53 69
70
Trinidad & Tobago Government International Bond 09/11/23 310,000 99.38 308
302
Trinidad Generation UnLtd 08/16/19 468,000 101.09 473
456
Triton Container International, Ltd. 02/19/21 337,083 99.84 337
301
Triumph Group, Inc. 02/28/23 607,000 101.75 618
636
TUI Cruises GmbH 11/19/24 EUR 120,000 105.95 127
127
Turkcell Iletisim Hizmetleri AS 01/16/25 200,000 100.00 200
202
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 98.44 442
447
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 100.95 401
412
TVL Finance PLC 04/21/23 GBP 100,000 123.21 123
128
UGI International LLC 08/31/23 EUR 750,000 92.96 697
724
UKG, Inc. 12/09/24 211,000 103.19 218
215
Ukraine Government International Bond 04/23/15 195,000 44.79 87
161
Ukraine Government International Bond 08/30/24 149,083 42.29 63
92
Ukraine Government International Bond 08/30/24 899,490 45.20 407
500
Ukraine Government International Bond 10/10/24 314,988 55.82 176
194
UniCredit SpA 05/08/20 205,000 104.61 214
215
UniCredit SpA 04/02/24 339,000 97.75 331
339
United Airlines, Inc. 07/09/24 210,000 97.94 206
207
United Group BV 01/23/20 EUR 300,000 110.56 332
306
United Group BV 01/26/21 EUR 100,000 121.22 121
103
United Group BV 07/20/21 EUR 300,000 117.83 353
311
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 1,458,000 95.21 1,349
1,330
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 12/11/24 216,000 114.48 247
249
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 01/10/25 125,000 106.74 133
134
Univision Communications, Inc. 08/10/23 294,000 101.70 299
300
US Foods, Inc. 03/03/21 253,000 100.93 255
244
UWM Mortgage Trust 05/27/21 726,649 100.47 730
580
Uzbekneftegaz JSC 01/23/24 201,000 86.19 173
178
Valeo SA 09/28/21 EUR 300,000 109.06 327
306
Var Energi ASA 07/24/23 111,000 102.89 114
117
Var Energi ASA 11/08/23 EUR 350,000 108.21 379
400
Venezuela Government International Bond 03/19/24 575,000 19.88 114
99
Venezuela Government International Bond 07/30/24 154,000 15.32 24
23
Venezuela Government International Bond 09/06/24 342,900 15.72 54
65
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,001
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
218
Venture Global Calcasieu Pass LLC 07/29/21 567,000 97.47 552
512
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
405
Venture Global LNG, Inc. 04/05/24 423,000 102.96 435
442
VEON Holdings BV 12/09/24 207,000 88.64 183
184
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
301
Verisure Midholding AB 01/15/21 EUR 300,000 120.79 362
313
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
685

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 163
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Verus Securitization Trust 06/22/22 440,933 88.59 391
369
VICI Properties, Inc. 07/06/22 126,000 95.00 120
124
Videotron, Ltd. 04/05/24 104,000 98.33 102
104
Viking Baked Goods Acquisition Corp. 10/24/24 449,000 100.00 449
440
Virgin Media Finance PLC 06/03/20 GBP 250,000 125.83 315
290
Viridien 11/09/21 EUR 600,000 109.64 658
633
Vistra Operations Co. LLC 03/06/24 124,000 96.42 120
121
Vistra Operations Co. LLC 01/22/25 250,000 98.60 246
247
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
225
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
266
Vodafone Group PLC 02/03/21 EUR 750,000 94.83 711
735
Vodafone Group PLC 01/30/23 EUR 350,000 105.31 369
371
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.32 93
101
Volkswagen Group of America Finance LLC 08/29/23 EUR 200,000 108.86 218
236
VTB Bank 10/18/18 714,000 — 750
—
Wayfair LLC 10/21/24 313,000 101.50 318
319
WEA Finance LLC 01/07/25 72,000 95.33 69
69
Weatherford International, Ltd. 10/14/21 550,000 96.49 531
571
Weir Group PLC (The) 01/08/24 66,000 96.06 63
64
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 86.22 336
311
Wells Fargo Commercial Mortgage Trust 04/17/24 500,000 63.94 320
376
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.56 371
407
Wells Fargo Commercial Mortgage Trust 05/06/24 500,000 86.79 434
453
Wells Fargo Mortgage Backed Securities Trust 02/14/20 17,887 100.74 18
15
Wells Fargo Mortgage Backed Securities Trust 08/10/20 154,511 102.85 159
130
Wells Fargo Mortgage Backed Securities Trust 09/17/20 202,885 102.17 207
175
Wells Fargo Mortgage Backed Securities Trust 03/12/21 688,039 101.30 697
552
Wendy's Funding LLC 03/26/19 464,924 99.06 461
448
WEPA Hygieneprodukte GmbH 01/17/24 EUR 100,000 108.14 108
108
Werner FinCo, LP / Werner FinCo, Inc. 07/09/24 211,000 107.76 227
233
Williams Scotsman International, Inc. 01/28/21 188,000 101.98 192
185
Wilsonart LLC 07/25/24 607,000 100.00 607
606
Wingstop Funding LLC 11/19/24 900,000 100.00 900
903
Wintershall Dea Finance 2 BV 02/24/23 EUR 400,000 86.77 347
392
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.54 284
303
Wipro IT Services LLC 07/24/23 101,000 94.74 96
96
Wolverine World Wide, Inc. 11/20/24 580,000 89.21 517
514
World Acceptance Corp. 01/11/22 207,000 100.16 207
206
Worldline SA 09/16/24 EUR 6,602 102.63 7
6
Worldline SA 11/21/24 EUR 300,000 104.44 313
320
XHR, LP 11/12/24 288,000 100.00 288
291
XPO, Inc. 07/25/23 118,000 99.31 117
120
Yara International ASA 12/11/24 61,000 99.35 61
60
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 02/10/21 345 84.25 —
—
YPF SA 03/08/23 250,000 85.40 214
251
YPF SA 01/23/24 332,000 94.51 314
340
Zaxbys Funding LLC 05/03/24 447,750 100.00 448
453
Zaxbys Funding LLC 05/13/24 723,750 88.18 638
661
Zayo Group Holdings, Inc. 10/10/24 737,000 88.93 655
654
Zayo Group Holdings, Inc. 11/05/24 575,000 93.52 538
543
Zegona Finance PLC 07/10/24 EUR 460,000 108.29 498
510
ZF Europe Finance BV 03/30/22 EUR 600,000 100.18 594
570
ZF Europe Finance BV 11/14/22 EUR 200,000 99.75 199
204
ZF Europe Finance BV 06/02/23 EUR 300,000 98.76 296
295
ZF Europe Finance BV 09/06/23 EUR 200,000 106.83 214
216
ZF NA Capital, Inc. 05/04/20 356,000 99.70 355 356
333,726
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bobl Futures 43 EUR 5,049 03/25
(63)
Long Gilt Futures 80 GBP 7,422 03/25
(220)
United States 2 Year Treasury Note Futures 357 USD 73,409 03/25
(30)
United States 5 Year Treasury Note Futures 159 USD 16,916 03/25
(93)
United States 10 Year Treasury Note Futures 23 USD 2,504 03/25
(40)
United States 10 Year Ultra Treasury Note Futures 93 USD 10,358 03/25
(236)
United States Treasury Long Bond Futures 22 USD 2,506 03/25
(53)
United States Treasury Ultra Bond Futures 21 USD 2,488 03/25 (87)
Short Positions
Euro-Bund Futures 84 EUR 11,132 03/25
371
Japanese 10 Year Government Bond Futures 8 JPY 1,125,360 03/25
89
Japanese 10 Year Mini Government Bond Futures 8 JPY 112,592 03/25
7
United States 2 Year Treasury Note Futures 129 USD 26,524 03/25
(4)
United States 5 Year Treasury Note Futures 81 USD 8,618 03/25
27
United States 10 Year Treasury Note Futures 62 USD 6,749 03/25
51
United States 10 Year Ultra Treasury Note Futures 54 USD 6,014 03/25
81
United States Treasury Long Bond Futures 72 USD 8,201 03/25
169
United States Treasury Ultra Bond Futures 15 USD 1,777 03/25 55
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 24
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 104 EUR 99 03/19/25 (1)
Bank of America USD 61 TRY 2,194 02/10/25 —
Bank of America USD 1,508 TRY 55,192 02/10/25 23
Bank of America CZK 440 USD 18 02/10/25 —
Bank of America CZK 22,283 USD 913 02/10/25 (4)
Bank of America PLN 21 USD 5 02/10/25 —
Bank of America PLN 3,784 USD 912 02/10/25 (18)
Bank of America THB 356 USD 11 02/10/25 —
Bank of America THB 22,073 USD 640 02/10/25 (15)
Bank of New York USD 1,959 NOK 22,292 02/10/25 10
Bank of New York EUR 4,935 USD 5,204 03/19/25 74
Bank of New York GBP 528 USD 673 03/19/25 19
BNP Paribas CHF 1 USD 1 02/28/25 —
BNP Paribas EUR 275 USD 286 02/28/25 1
BNP Paribas EUR 25,349 USD 26,628 02/28/25 304
Citigroup USD 1,557 BRL 9,659 02/10/25 94
Citigroup USD 903 CLP 915,496 02/10/25 30
Citigroup USD 1,565 COP 6,864,200 02/10/25 66
Citigroup USD 1,961 NOK 22,292 02/10/25 9
Citigroup KRW 947,180 USD 644 02/10/25 (6)
Citigroup SEK 17,877 USD 1,612 02/10/25 (1)
Citigroup TWD 21,149 USD 641 02/10/25 (1)
HSBC CHF 3,534 USD 3,902 02/10/25 19

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 165
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC EUR 19 USD 19 03/19/25 —
HSBC EUR 484 USD 511 03/19/25 8
HSBC EUR 4,935 USD 5,214 03/19/25 85
HSBC GBP 45 USD 57 03/19/25 1
HSBC GBP 528 USD 673 03/19/25 19
JPMorgan Chase CAD 256 USD 178 02/28/25 2
JPMorgan Chase GBP 8,771 USD 10,937 02/28/25 62
Royal Bank of Canada USD 1,143 EUR 1,109 02/10/25 8
Royal Bank of Canada GBP 1,015 USD 1,259 02/10/25 —
State Street USD 22 CLP 21,884 02/10/25 —
State Street USD 615 EUR 589 02/10/25 (3)
State Street USD 15 EUR 15 03/19/25 —
State Street USD 22 EUR 21 03/19/25 —
State Street USD 49 EUR 48 03/19/25 —
State Street USD 77 EUR 75 03/19/25 1
State Street USD 204 EUR 195 03/19/25 (1)
State Street USD 1,739 GBP 1,395 02/10/25 (10)
State Street USD 11 GBP 9 03/19/25 —
State Street USD 23 GBP 19 03/19/25 —
State Street USD 208 GBP 166 03/19/25 (2)
State Street USD 940 IDR 15,268,350 02/10/25 (4)
State Street USD 1 KRW 1,378 02/10/25 —
State Street USD 1 MYR 6 02/10/25 —
State Street USD 275 MYR 1,238 02/10/25 3
State Street USD 67 NOK 759 02/10/25 —
State Street USD 9 ZAR 173 02/10/25 —
State Street USD 650 ZAR 12,209 02/10/25 3
State Street BRL 229 USD 39 02/10/25 —
State Street CHF 100 USD 111 02/10/25 —
State Street COP 4,070,254 USD 976 02/10/25 8
State Street EUR 25 USD 26 03/19/25 —
State Street EUR 26 USD 27 03/19/25 —
State Street EUR 28 USD 29 03/19/25 —
State Street EUR 45 USD 46 03/19/25 —
State Street EUR 85 USD 89 03/19/25 —
State Street EUR 513 USD 535 03/19/25 2
State Street GBP 4 USD 5 03/19/25 —
State Street GBP 8 USD 10 03/19/25 —
State Street GBP 160 USD 197 03/19/25 (1)
State Street HKD 182 USD 23 02/10/25 —
State Street HKD 7,173 USD 922 02/10/25 2
State Street JPY 1,188 USD 8 02/10/25 —
State Street JPY 164,208 USD 1,049 02/10/25 (11)
State Street MXN 231 USD 11 02/10/25 —
State Street MXN 5,588 USD 269 02/10/25 —
State Street SEK 314 USD 29 02/10/25 —
State Street SGD 36 USD 26 02/10/25 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street SGD 2,135 USD 1,559 02/10/25 (12)
State Street TWD 479 USD 15 02/10/25 —
UBS AUD 3,780 USD 2,356 02/10/25 6
Westpac EUR 4,935 USD 5,203 03/19/25 73
Westpac GBP 528 USD 673 03/19/25 18
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 860
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 19,390 $ 258
$ —
$ 19,648
Corporate Bonds and Notes — 148,452 —
—
148,452
International Debt — 123,981 —
—
123,981
Loan Agreements — 134 —
—
134
Mortgage-Backed Securities — 71,357 748
—
72,105
Non-US Bonds — 45,274 —
—
45,274
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 176
—
176
Financial Services — — —
—
—
Materials and Processing — — 3,317
—
3,317
Producer Durables — — 3,068
—
3,068
Preferred Stocks — 67 — — 67
Warrants and Rights — 15 — — 15
Short-Term Investments — 11,553 — 39,271 50,824
Total Investments
— 420,223 7,567 39,271 467,061
Other Financial Instruments
Assets
Futures Contracts 850 — — — 850
Foreign Currency Exchange Contracts — 950 — — 950
Liabilities
Futures Contracts (826) — — — (826)
Foreign Currency Exchange Contracts — (90) — — (90)
Total Other Financial Instruments
*
$ 24 $ 860 $ — $ — $ 884
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 167
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 258
Mortgage-Back Securities Other* 748
Common Stocks
Energy Other* 176
Materials and Processing Discounted cash flow*** Discount rate** 17.8% 3,317
Market approach*** EBITDA multiple**** 7.9x
Discount to guideline Comparables 4.8%
Producer Durables Discounted cash flow*** Discount rate** 13.3% 3,068
Market approach*** EBITDA multiple**** 6.05x
Discount to guideline Comparables 9.7%
Total Investments 7,567
* Level 3 investments with a listed Valuation Technique of "Other" for the period ended January 31, 2025 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/1/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
1/31/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
1/31/2025
Long-Term Fixed Income
Investments
Asset Backed Securities $264 $— $— $— $— $— $— $(6) $258 $(6)
Mortgage-Backed
Securities — 748 — — — — — — 748 —
Common Stocks
Energy 183 — — — — — — (7) 176 (7)
Materials and Processing 3,718 — — — — — — (401) 3,317 (401)
Producer Durables 3,188 — — — — — — (120) 3,068 (120)
Short-Term Investments 408 — — — — — 455 47 — —
Total Investments
$7,761 $748 $— $— $— $— $455 $(487) $7,567 $(581)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
665
Argentina ............................................................................................
2,520
Australia .............................................................................................
254
Austria ................................................................................................
1,434
Azerbaijan ..........................................................................................
573
Bahrain ...............................................................................................
2,179
Belarus ...............................................................................................
453
Belgium ..............................................................................................
554
Bermuda .............................................................................................
617
Bolivia, Plurinational State of ............................................................
124
Brazil ..................................................................................................
3,057
Canada ................................................................................................
8,847
Cayman Islands ..................................................................................
14,717
Chile ...................................................................................................
3,232
China ..................................................................................................
2,333
Colombia ............................................................................................
2,168
Costa Rica ..........................................................................................
911
Czech Republic ..................................................................................
1,179
Denmark .............................................................................................
1,023
Dominican Republic ..........................................................................
1,663
Ecuador ..............................................................................................
751
Egypt ..................................................................................................
2,600
El Salvador .........................................................................................
479
Finland ...............................................................................................
719
France .................................................................................................
9,852
Gabon .................................................................................................
180
Georgia ...............................................................................................
336
Germany .............................................................................................
7,753
Ghana .................................................................................................
456
Guatemala ..........................................................................................
558
Honduras ............................................................................................
196
Hong Kong .........................................................................................
1,096
Hungary ..............................................................................................
2,024
India ...................................................................................................
654
Indonesia ............................................................................................
3,016
Ireland ................................................................................................
2,018
Israel ...................................................................................................
698
Italy ....................................................................................................
6,761
Ivory Coast .........................................................................................
340
Jamaica ...............................................................................................
298
Jersey ..................................................................................................
858
Jordan .................................................................................................
435
Kazakhstan .........................................................................................
945
Kenya .................................................................................................
526
Lebanon ..............................................................................................
182
Liberia ................................................................................................
235
Luxembourg .......................................................................................
4,080
Malaysia .............................................................................................
2,098
Mauritius ............................................................................................
333
Mexico ...............................................................................................
6,204
Mongolia ............................................................................................
209
Morocco .............................................................................................
1,121
Netherlands ........................................................................................
1,099
Nigeria ................................................................................................
1,280

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 169
Amounts in thousands
Country Exposure
Fair Value
$
Norway ...............................................................................................
1,396
Oman ..................................................................................................
2,357
Pakistan ..............................................................................................
1,039
Panama ...............................................................................................
2,951
Paraguay .............................................................................................
440
Peru ....................................................................................................
2,226
Philippines ..........................................................................................
1,606
Poland ................................................................................................
2,203
Portugal ..............................................................................................
43
Puerto Rico .........................................................................................
349
Qatar ...................................................................................................
2,604
Romania .............................................................................................
1,413
Russia .................................................................................................
784
Saudi Arabia .......................................................................................
4,056
Senegal ...............................................................................................
313
Serbia .................................................................................................
954
Slovenia ..............................................................................................
720
South Africa .......................................................................................
2,722
South Korea .......................................................................................
277
Spain ..................................................................................................
2,267
Sri Lanka ............................................................................................
593
Sweden ...............................................................................................
313
Switzerland ........................................................................................
733
Thailand .............................................................................................
439
Trinidad and Tobago ..........................................................................
758
Turkey ................................................................................................
3,859
Ukraine ...............................................................................................
1,647
United Arab Emirates .........................................................................
3,477
United Kingdom .................................................................................
19,737
United States ......................................................................................
292,741
Uruguay ..............................................................................................
1,184
Uzbekistan ..........................................................................................
1,050
Venezuela, Bolivarian Republic of ....................................................
427
Zambia ...............................................................................................
490
Total Investments ............................................................................... 467,061
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 40,165 $ 75,780 $ 76,669 $ (2) $ (3) $ 39,271 $ 401 $ —

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.3%
Asset-Backed Securities - 0.0%
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-OGE Class A2
4.851% due 02/01/45 80 76
Series 2022-ONG Class A1
3.877% due 05/01/37 67 65
Series 2022-PSO Class A2
4.623% due 06/01/44 85 79
220
Municipal Bonds - 5.9%
Alabama Federal Aid Highway Finance
Authority Revenue Bonds
2.650% due 09/01/37 90 71
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 60 67
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 60 71
8.084% due 02/15/50 180 225
Bay Area Toll Authority Revenue
Bonds
6.263% due 04/01/49 300 315
7.043% due 04/01/50 215 245
6.907% due 10/01/50 70 79
3.126% due 04/01/55 55 36
Board of Regents of the University of
Texas System Revenue Bonds
4.794% due 08/15/46 35 33
2.439% due 08/15/49 75 45
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 95
4.353% due 06/01/41 85 75
California State University Revenue
Bonds
3.899% due 11/01/47 95 78
2.975% due 11/01/51 145 97
2.719% due 11/01/52 105 68
2.939% due 11/01/52 85 56
5.183% due 11/01/53 70 66
Central Puget Sound Regional Transit
Authority Revenue Bonds
5.491% due 11/01/39 100 100
Chicago O'Hare International Airport
Revenue Bonds
6.395% due 01/01/40 90 95
4.472% due 01/01/49 100 86
4.572% due 01/01/54 75 65
Chicago Transit Authority Revenue
Bonds
6.899% due 12/01/40 122 134
Chicago Transit Authority Sales &
Transfer Revenue Bonds
6.899% due 12/01/40 211 231
City of Houston General Obligation
Limited
3.961% due 03/01/47 125 106
City of Los Angeles Department of
Airports Customer Facility Charge
Revenue Bonds
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.242% due 05/15/48 (µ) 90 77
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 110
6.271% due 12/01/37 90 95
5.264% due 10/01/44 120 116
5.094% due 10/01/49 120 114
5.263% due 10/01/52 160 155
5.828% due 10/01/53 160 167
5.114% due 10/01/54 105 100
City of Riverside Revenue Bonds
3.857% due 06/01/45 30 25
City of San Antonio Electric & Gas
Systems Revenue Bonds
5.808% due 02/01/41 265 267
City of San Antonio Texas Electric &
Gas Systems Revenue Bonds
4.427% due 02/01/42 110 102
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 95 86
2.991% due 06/01/42 95 69
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 120 120
2.900% due 09/01/49 85 57
Commonwealth of Massachusetts
Transportation Fund Revenue Bonds
5.731% due 06/01/40 70 71
County of Broward Airport System
Revenue Bonds
3.477% due 10/01/43 100 81
County of Clark Department of
Aviation Revenue Bonds
6.820% due 07/01/45 95 105
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 88
County of Miami-Dade Seaport
Department Revenue Bonds
6.224% due 11/01/55 160 166
County of Miami-Dade Transit System
Revenue Bonds
2.600% due 07/01/42 95 69
Dallas Area Rapid Transit Revenue
Bonds
5.999% due 12/01/44 75 76
2.613% due 12/01/48 375 246
Dallas Convention Center Hotel
Development Corp. Revenue Bonds
7.088% due 01/01/42 210 232
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 235 231
Dallas Fort Worth International Airport
Revenue Bonds
2.994% due 11/01/38 145 120
2.843% due 11/01/46 100 71
2.919% due 11/01/50 100 69
4.087% due 11/01/51 45 36
4.507% due 11/01/51 355 306
District of Columbia Water & Sewer
Authority Revenue Bonds
4.814% due 10/01/14 70 60

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
East Bay Municipal Utility District
Revenue Bonds
5.874% due 06/01/40 70 72
Empire State Development Corp.
Revenue Bonds
5.770% due 03/15/39 215 217
Foothill-Eastern Transportation
Corridor Agency Revenue Bonds
4.094% due 01/15/49 90 71
3.924% due 01/15/53 (µ) 75 57
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.115% due 06/01/38 90 71
3.714% due 06/01/41 145 107
3.293% due 06/01/42 110 82
4.214% due 06/01/50 265 186
Grand Parkway Transportation Corp.
Revenue Bonds
5.184% due 10/01/42 95 92
3.236% due 10/01/52 180 123
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 36
JobsOhio Beverage System Revenue
Bonds
4.532% due 01/01/35 95 92
Kansas Development Finance Authority
Revenue Bonds
4.927% due 04/15/45 115 109
2.774% due 05/01/51 (µ) 105 71
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 95 106
Los Angeles County Public Works
Financing Authority Revenue Bonds
7.618% due 08/01/40 75 88
Los Angeles Department of Water &
Power Revenue Bonds
6.574% due 07/01/45 135 139
6.603% due 07/01/50 25 26
Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 100 99
Series 2022-ELL Class A3
4.275% due 02/01/36 155 146
Series 2022-ELL Class A4
4.475% due 08/01/39 196 183
Series 2023-ELL Class A2
5.048% due 12/01/34 200 200
Louisville and Jefferson County
Metropolitan Sewer District
Revenue Bonds
6.250% due 05/15/43 95 100
Maryland Economic Development
Corp. Revenue Bonds
5.433% due 05/31/56 125 120
5.942% due 05/31/57 40 40
Maryland Health & Higher Educational
Facilities Authority Revenue Bonds
3.052% due 07/01/40 155 114
3.197% due 07/01/50 90 60
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 110 112
2.950% due 05/15/43 105 78
Massachusetts School Building
Authority Tax Revenue Bonds
3.395% due 10/15/40 115 95
Metropolitan Government of Nashville
& Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 85 91
Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds
7.336% due 11/15/39 70 82
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 115 124
6.814% due 11/15/40 125 136
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 45 53
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 100 101
Michigan Finance Authority Revenue
Bonds
3.084% due 12/01/34 90 78
3.384% due 12/01/40 105 84
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 70
Missouri State Health & Educational
Facilities Authority Revenue Bonds
3.652% due 08/15/57 160 115
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 128 137
6.655% due 04/01/57 153 164
7.055% due 04/01/57 274 301
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 97
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 314 366
7.102% due 01/01/41 415 465
New York City Municipal Water
Finance Authority Revenue Bonds
5.750% due 06/15/41 75 75
5.724% due 06/15/42 65 64
6.011% due 06/15/42 60 61
5.440% due 06/15/43 70 69
5.882% due 06/15/44 75 75
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
5.508% due 08/01/37 95 95
5.572% due 11/01/38 65 65
New York City Water & Sewer System
Revenue Bonds
5.952% due 06/15/42 90 91

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 185 187
5.600% due 03/15/40 90 90
4.946% due 08/01/48 (µ) 90 80
North Texas Tollway Authority
Revenue Bonds
6.718% due 01/01/49 190 209
Ohio State University (The) Revenue
Bonds
4.910% due 06/01/40 195 184
Oklahoma Development Finance
Authority Revenue Bonds
4.380% due 11/01/45 120 110
5.087% due 02/01/52 135 129
Series 2022-ONG Class A3
4.714% due 05/01/52 90 83
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 116
2.840% due 09/01/50 95 63
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 109
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 69
Port Authority of New York & New
Jersey Revenue Bonds
5.647% due 11/01/40 115 120
4.960% due 08/01/46 120 113
4.031% due 09/01/48 75 61
4.926% due 10/01/51 240 222
5.072% due 07/15/53 85 80
4.229% due 10/15/57 140 113
3.175% due 07/15/60 110 68
4.458% due 10/01/62 455 380
4.810% due 10/15/65 85 77
3.287% due 08/01/69 85 54
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 58
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 90 97
6.583% due 05/15/49 60 65
3.006% due 05/15/50 160 104
4.563% due 05/15/53 170 146
3.256% due 05/15/60 205 131
3.706% due 05/15/20 175 109
Rutgers The State University of New
Jersey Revenue Bonds
5.665% due 05/01/40 95 95
3.270% due 05/01/43 290 226
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 95 75
3.587% due 01/01/43 100 83
3.820% due 01/01/48 75 58
4.787% due 01/01/48 80 72
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Salt River Project Agricultural
Improvement & Power District
Revenue Bonds
4.839% due 01/01/41 75 69
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 70 70
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 130 135
San Francisco City & County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 73
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 50 37
South Carolina State Public Service
Authority Revenue Bonds
6.454% due 01/01/50 85 90
State of California General Obligation
Unlimited
5.125% due 03/01/38 75 73
4.600% due 04/01/38 115 108
7.550% due 04/01/39 615 721
7.300% due 10/01/39 330 374
7.350% due 11/01/39 125 142
7.625% due 03/01/40 245 287
7.600% due 11/01/40 430 509
5.875% due 10/01/41 605 622
State of Illinois General Obligation
Unlimited
6.630% due 02/01/35 106 111
7.350% due 07/01/35 145 156
State of Louisiana Gasoline & Fuels
Tax Revenue Bonds
2.952% due 05/01/41 200 154
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 205 206
4.681% due 04/01/40 70 66
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 374 376
5.169% due 04/01/41 300 297
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 145 114
University of California Revenue
Bonds
3.071% due 05/15/51 100 65
4.858% due 05/15/12 130 110
4.767% due 05/15/15 385 318
University of Michigan Revenue Bonds
2.437% due 04/01/40 250 180
3.599% due 04/01/47 75 62
2.562% due 04/01/50 85 52
3.504% due 04/01/52 112 82
4.454% due 04/01/22 280 222
University of Minnesota Revenue
Bonds
4.048% due 04/01/52 85 68

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
University of Nebraska Facilities Corp.
(The) Revenue Bonds
3.037% due 10/01/49 205 143
University of Pittsburgh of the
Commonwealth System of Higher
Education Tax Revenue Bonds
3.555% due 09/15/19 150 94
University of Texas System (The)
Revenue Bonds
3.354% due 08/15/47 95 70
University of Virginia Revenue Bonds
2.256% due 09/01/50 50 28
2.584% due 11/01/51 95 57
4.179% due 09/01/17 110 82
22,836
United States Government Agencies - 18.4%
Federal Farm Credit Banks Funding
Corp.
1.800% due 06/04/35 243 180
5.310% due 09/25/35 2,882 2,863
2.400% due 03/24/36 2,000 1,554
5.400% due 10/04/38 134 131
2.750% due 03/07/39 485 370
3.650% due 04/01/39 1,459 1,221
5.750% due 11/14/39 700 688
1.950% due 08/13/40 364 233
3.700% due 03/24/42 2,174 1,786
5.950% due 11/14/44 350 348
5.860% due 12/02/49 1,000 989
Federal Home Loan Banks
4.000% due 06/30/28 40 40
4.875% due 09/10/32 2,440 2,467
2.220% due 03/30/35 555 428
1.625% due 08/03/35 650 463
5.625% due 03/14/36 135 144
2.375% due 06/23/36 575 436
5.500% due 07/15/36 6,790 7,217
2.300% due 08/18/36 295 224
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 1,030 1,142
4.782% due 09/15/36 (ž) 3,074 1,786
5.278% due 11/15/38 (ž) 800 394
Series 1
5.297% due 11/15/38 (ž) 6,164 3,025
Federal National Mortgage Association
5.625% due 07/15/37 4,679 5,019
6.210% due 08/06/38 2,250 2,541
Series 0000
1.550% due 08/24/35 800 567
Tennessee Valley Authority
7.125% due 05/01/30 1,027 1,152
4.650% due 06/15/35 1,393 1,388
5.880% due 04/01/36 8,529 9,262
5.980% due 04/01/36 1,812 1,965
6.150% due 01/15/38 495 549
5.500% due 06/15/38 1,472 1,543
5.250% due 09/15/39 10,975 11,263
3.500% due 12/15/42 5,436 4,415
4.875% due 01/15/48 2,443 2,327
4.250% due 09/15/52 833 701
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
4.700% due 07/15/33 340 339
71,160
United States Government Treasuries - 69.0%
United States Treasury Notes
4.500% due 02/15/36 27,519 27,579
4.750% due 02/15/37 17,290 17,612
5.000% due 05/15/37 22,329 23,208
4.375% due 02/15/38 23,467 22,891
4.500% due 05/15/38 26,581 26,245
3.500% due 02/15/39 27,006 23,778
4.250% due 05/15/39 40,404 38,491
4.500% due 08/15/39 43,186 42,187
4.375% due 11/15/39 46,447 44,684
266,675
Total Long-Term Investments
(cost $370,620) 360,891
Short-Term Investments - 5.1%
U.S. Cash Management Fund(@) 19,788,797
(∞)
19,785
Total Short-Term Investments
(cost $19,785) 19,785
Total Investments - 98.4%
(identified cost $390,405) 380,676
Other Assets and Liabilities,
Net - 1.6%
6,009
Net Assets - 100.0%
386,685

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Long Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 21 GBP 1,948 03/25
(66)
United States 10 Year Ultra Treasury Note Futures 139 USD 15,481 03/25
(314)
United States Treasury Long Bond Futures 94 USD 10,707 03/25
(197)
United States Treasury Ultra Bond Futures 1 USD 118 03/25 (8)
Short Positions
Euro-Bund Futures 21 EUR 2,783 03/25
98
United States 5 Year Treasury Note Futures 1 USD 106 03/25
1
United States 10 Year Treasury Note Futures 49 USD 5,333 03/25
89
United States Treasury Long Bond Futures 4 USD 456 03/25
10
United States Treasury Ultra Bond Futures 7 USD 829 03/25 30
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (357)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 220 $ —
$ —
$ 220
Municipal Bonds — 22,836 —
—
22,836
United States Government Agencies — 71,160 —
—
71,160
United States Government Treasuries — 266,675 —
—
266,675
Short-Term Investments — — — 19,785 19,785
Total Investments
— 360,891 — 19,785 380,676
Other Financial Instruments
Assets
Futures Contracts 228 — — — 228
Liabilities
Futures Contracts (585) — — — (585)
Total Other Financial Instruments
*
$ (357) $ — $ — $ — $ (357)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 175
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
380,676
Total Investments ............................................................................... 380,676
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,845 $ 124,676 $ 116,735 $ 1 $ (2) $ 19,785 $ 230 $ —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 81.9%
Asset-Backed Securities - 5.5%
AGL CLO 23, Ltd.
Series 2022-23A Class A1R
1.000% due 04/20/38 (~)(Ê) 6,130 6,130
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.794% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 4,266 4,264
AXIS Equipment Finance Receivables
X LLC
Series 2022-1A Class D
2.910% due 08/21/28 (Þ) 3,555 3,501
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 3,200 3,221
Barings CLO, Ltd.
Series 2025-1A Class A1R2
5.562% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 7,280 7,347
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 860 871
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 2,896 2,901
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 2,357 2,331
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 3,023 3,039
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 139 139
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.315% due 04/25/47 7,798 7,264
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 4,870 4,971
Series 2025-1A Class A4
5.080% due 04/20/33 (Þ) 1,700 1,712
FIGRE Trust
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 1,544 1,571
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 5,251 5,319
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,752 1,781
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 2,829 2,798
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,840 2,843
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.960% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 1,650 1,594
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 158 193
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 106 107
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 4,000 4,057
JPMorgan Mortgage Trust
Series 2023-HE2 Class A1
6.461% due 03/20/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 3,211 3,230
Series 2024-HE1 Class A1
6.261% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,478 1,485
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 4,560 4,615
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 1,750 1,774
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 235 235
MMAF Equipment Finance LLC
Series 2020-BA Class A4
0.660% due 11/15/27 (Þ) 1,651 1,627
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 3,160 3,184
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 3,000 3,012
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,280 1,234
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 2,910 2,926
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 4,023 4,054
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 2,786 2,781
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,298 1,333
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,987 2,033
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 6,075 6,089
Towd Point Mortgage Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,406 1,364
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 2,805 2,856
111,786
Corporate Bonds and Notes - 22.9%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 2,963 2,649
AbbVie, Inc.
5.400% due 03/15/54 1,105 1,067
Series WI
3.200% due 11/21/29 620 578
4.250% due 11/21/49 1,600 1,309
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 2,796 2,612
5.950% due 02/15/29 (Þ) 2,700 2,756
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 370
3.500% due 03/15/29 (Þ) 110 101
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 1,511 1,578
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,668
5.950% due 02/14/49 537 521
Amcor PLC
Series WI
3.625% due 04/28/26 2,000 1,970
Ameren Corp.
1.750% due 03/15/28 2,718 2,468
Ameren Illinois Co.
3.800% due 05/15/28 880 855
American Airlines, Inc. Pass-Through
Certificates Trust
Series A
2.875% due 07/11/34 2,432 2,100
Series AA
3.575% due 01/15/28 1,464 1,406
Series AA Class AA
3.650% due 02/15/29 7,378 7,016
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 1,105 1,093
American Tower Corp.
5.500% due 03/15/28 1,685 1,712
5.450% due 02/15/34 830 832
American Tower Trust #1
5.490% due 03/15/28 (Þ) 12,833 12,971
3.652% due 03/23/28 (Þ) 2,394 2,288
Amgen, Inc.
5.150% due 03/02/28 935 946
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 02/22/52 475 367
5.750% due 03/02/63 1,050 1,013
Aon NA, Inc.
5.750% due 03/01/54 1,040 1,021
Apple, Inc.
3.000% due 06/20/27 1,705 1,655
AppLovin Corp.
5.500% due 12/01/34 1,050 1,044
Aptiv PLC
4.150% due 05/01/52 1,005 716
Ares Capital Corp.
2.150% due 07/15/26 2,749 2,638
AT&T, Inc.
4.250% due 03/01/27 1,250 1,240
3.650% due 06/01/51 2,270 1,593
AXIS Specialty Finance PLC
4.000% due 12/06/27 2,130 2,076
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 565 534
Bank of America Corp.
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 1,565 1,537
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 915 940
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,895 2,507
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,735 1,499
Series GMTN
3.500% due 04/19/26 145 143
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 2,558 2,461
Bath & Body Works, Inc.
6.950% due 03/01/33 420 427
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 2,239 2,321
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 2,040 1,271
Best Buy Co., Inc.
1.950% due 10/01/30 980 830
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 1,195 1,003
Block Financial LLC
2.500% due 07/15/28 1,562 1,430
Blue Owl Capital Corp.
2.625% due 01/15/27 2,620 2,481
Boeing Co. (The)
5.805% due 05/01/50 1,495 1,409
Series WI
6.858% due 05/01/54 1,215 1,307
BorgWarner, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 08/15/34 525 517
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 260
BP Capital Markets America, Inc.
2.939% due 06/04/51 2,690 1,669
Brandywine Operating Partnership, LP
3.950% due 11/15/27 589 558
8.300% due 03/15/28 62 65
4.550% due 10/01/29 229 208
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 158
Bristol-Myers Squibb Co.
2.550% due 11/13/50 1,295 749
5.550% due 02/22/54 1,175 1,142
5.650% due 02/22/64 665 641
Series WI
3.900% due 02/20/28 1,305 1,281
Brunswick Corp.
5.100% due 04/01/52 682 534
Buckeye Partners, LP
3.950% due 12/01/26 430 418
4.125% due 12/01/27 415 398
5.850% due 11/15/43 569 499
Campbell Soup Co.
3.125% due 04/24/50 1,983 1,272
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 1,000 1,044
Centene Corp.
2.450% due 07/15/28 1,870 1,693
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,100 1,093
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 1,993 1,943
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.150% due 11/10/26 2,782 2,836
3.700% due 04/01/51 545 342
5.250% due 04/01/53 965 776
Series WI
3.750% due 02/15/28 715 685
4.200% due 03/15/28 965 936
Citigroup, Inc.
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 1,285 1,143
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,600 1,366
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 1,830 1,824
CMS Energy Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 972
Coca-Cola Co. (The)
2.600% due 06/01/50 955 578
2.750% due 06/01/60 1,594 929
Comcast Corp.
3.400% due 04/01/30 505 470
Series WI
2.937% due 11/01/56 1,460 841
Comerica, Inc.
3.800% due 07/22/26 2,331 2,290
Conagra Brands, Inc.
1.375% due 11/01/27 3,141 2,861
Connecticut Light and Power Co. (The)
4.000% due 04/01/48 1,000 782
Constellation Brands, Inc.
4.350% due 05/09/27 1,223 1,212
Constellation Energy Generation LLC
5.600% due 03/01/28 2,050 2,090
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 2,350 2,419
Crane NXT Co.
4.200% due 03/15/48 580 372
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 667 689
Cummins, Inc.
5.450% due 02/20/54 1,560 1,512
CVS Health Corp.
4.300% due 03/25/28 40 39
4.780% due 03/25/38 2,391 2,100
Darden Restaurants, Inc.
3.850% due 05/01/27 2,547 2,498
4.550% due 02/15/48 391 317
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 1,285 1,303
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 2,653 2,635
DPL, Inc.
Series AI
4.350% due 04/15/29 752 702
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 1,095 1,201
DTE Electric Co.
Series A
1.900% due 04/01/28 650 597
Duke Energy Carolinas LLC
2.450% due 08/15/29 1,745 1,577
Duke Energy Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 1,774 1,671
Duke Energy Florida LLC
6.200% due 11/15/53 567 593
Duke Energy Progress LLC
3.450% due 03/15/29 1,165 1,108
Elevance Health, Inc.
4.750% due 02/15/30 495 491
5.200% due 02/15/35 1,300 1,273
Enbridge Energy Partners, LP
7.375% due 10/15/45 1,707 1,936
Energy Transfer, LP
6.100% due 12/01/28 2,656 2,757
5.000% due 05/15/50 1,810 1,532
EnLink Midstream Partners, LP
4.850% due 07/15/26 2,120 2,115
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 745 718
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,784 1,721
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 2,873 2,817
EPR Properties Co.
4.750% due 12/15/26 1,449 1,437
4.500% due 06/01/27 1,173 1,152
Equifax, Inc.
3.100% due 05/15/30 935 850
2.350% due 09/15/31 1,480 1,243
Equinix, Inc.
3.900% due 04/15/32 1,565 1,441
Exxon Mobil Corp.
3.452% due 04/15/51 540 378
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,220
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 2,671 2,633
FirstEnergy Corp.
2.866% due 09/15/28 (Þ) 1,455 1,356
Series B
3.900% due 07/15/27 1,982 1,936
Fiserv, Inc.
4.200% due 10/01/28 1,405 1,372
3.500% due 07/01/29 1,050 987
Flowserve Corp.
3.500% due 10/01/30 620 566
Fluor Corp.
4.250% due 09/15/28 416 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Co.
7.400% due 11/01/46 1,236 1,305
FS KKR Capital Corp.
2.625% due 01/15/27 1,117 1,061
Genworth Holdings, Inc.
6.500% due 06/15/34 585 563
Global Marine, Inc.
7.000% due 06/01/28 522 494
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 1,630 1,604
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,145 995
Golub Capital BDC, Inc.
2.500% due 08/24/26 2,756 2,640
H.B. Fuller Co.
4.000% due 02/15/27 568 548
HCA, Inc.
4.500% due 02/15/27 1,252 1,242
3.500% due 07/15/51 1,763 1,155
Series WI
3.625% due 03/15/32 1,370 1,221
Hercules Capital, Inc.
2.625% due 09/16/26 2,318 2,215
3.375% due 01/20/27 316 303
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 985 961
5.600% due 10/15/54 1,020 986
Historic TW, Inc.
8.300% due 01/15/36 (~)(Ê) 144 156
Home Depot, Inc. (The)
3.350% due 04/15/50 1,830 1,274
Honeywell International, Inc.
4.500% due 01/15/34 925 882
Howmet Aerospace, Inc.
6.750% due 01/15/28 2,267 2,391
Hudson Pacific Properties, LP
3.950% due 11/01/27 380 348
5.950% due 02/15/28 296 268
4.650% due 04/01/29 373 300
3.250% due 01/15/30 307 223
Humana, Inc.
8.150% due 06/15/38 1,841 2,130
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,919 1,847
2.043% due 08/16/28 818 740
Hyatt Hotels Corp.
4.375% due 09/15/28 1,143 1,117
Hyundai Capital America
2.375% due 10/15/27 (Þ) 1,215 1,137
1.800% due 01/10/28 (Þ) 825 752
Indianapolis Power & Light Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.700% due 04/01/54 (Þ) 1,160 1,134
Intel Corp.
5.200% due 02/10/33 1,665 1,619
Intercontinental Exchange, Inc.
3.000% due 06/15/50 620 399
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 3,803 3,500
2.300% due 11/01/30 (Þ) 1,580 1,347
Intuit, Inc.
5.200% due 09/15/33 1,175 1,180
5.500% due 09/15/53 735 717
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 765 765
Jabil, Inc.
3.600% due 01/15/30 1,195 1,109
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
2.500% due 01/15/27 742 707
6.500% due 12/01/52 532 542
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 3,916 3,645
Series 2019
2.750% due 05/15/32 4,988 4,329
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 1,250 1,226
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,600 1,603
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,455 1,259
KeyCorp.
5.000% due 01/26/33 1,915 1,850
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 1,899 2,109
5.400% due 09/01/44 1,685 1,538
Kirby Corp.
4.200% due 03/01/28 2,474 2,411
Kohl's Corp.
4.625% due 05/01/31 1,122 897
Kroger Co. (The)
5.500% due 09/15/54 1,565 1,468
Kyndryl Holdings, Inc.
6.350% due 02/20/34 860 896
L Brands, Inc.
7.600% due 07/15/37 65 67
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 1
6.875% due 05/02/49 (Æ)(Ø) 681 1
6.625% due 12/31/49 (Æ)(Ø) 455 —
Level 3 Financing, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.500% due 05/15/30 (Þ) 107 117
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 242
LKQ Corp.
Series WI
5.750% due 06/15/28 2,528 2,573
Lowe's Cos., Inc.
3.000% due 10/15/50 817 507
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 333 273
6.375% due 03/15/37 50 44
5.125% due 01/15/42 146 108
4.300% due 02/15/43 294 203
Main Street Capital Corp.
3.000% due 07/14/26 1,120 1,081
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 2,965 2,945
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 1,455 1,411
Marvell Technology, Inc.
4.875% due 06/22/28 755 753
5.950% due 09/15/33 495 511
MBIA, Inc.
5.700% due 12/01/34 299 275
McDonald's Corp.
5.450% due 08/14/53 490 468
Merck & Co., Inc.
2.750% due 12/10/51 1,475 894
Mercury General Corp.
4.400% due 03/15/27 2,320 2,252
Meta Platforms, Inc.
4.600% due 05/15/28 1,630 1,635
5.400% due 08/15/54 1,685 1,631
Micron Technology, Inc.
5.375% due 04/15/28 1,620 1,640
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 338
Morgan Stanley
3.125% due 07/27/26 440 431
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 945 814
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 1,725 1,727
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 745 553
Series 10YR
3.625% due 01/20/27 1,685 1,657
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,039 1,024
Motorola Solutions, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 05/23/29 1,790 1,763
2.300% due 11/15/30 540 465
MPLX, LP
4.000% due 03/15/28 4,434 4,314
Murphy Oil Corp.
5.875% due 12/01/42 484 418
National Fuel Gas Co.
5.500% due 10/01/26 2,797 2,820
NetApp, Inc.
2.700% due 06/22/30 1,285 1,137
Newell Brands, Inc.
6.875% due 04/01/36 625 640
5.500% due 04/01/46 668 642
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 2,743 2,626
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,571
NiSource, Inc.
5.250% due 03/30/28 2,199 2,222
Nordstrom, Inc.
4.375% due 04/01/30 703 640
5.000% due 01/15/44 820 621
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 3,046 2,835
Nuveen LLC
4.000% due 11/01/28 (Þ) 690 672
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 2,787 2,634
Occidental Petroleum Corp.
6.200% due 03/15/40 2,614 2,577
Oceaneering International, Inc.
6.000% due 02/01/28 379 379
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 1,725 1,215
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 911 897
Ohio Power Co.
Series R
2.900% due 10/01/51 2,396 1,437
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 715 637
Series WI
4.500% due 04/01/27 1,988 1,968
ONEOK, Inc.
4.550% due 07/15/28 2,460 2,431
5.650% due 11/01/28 1,090 1,114
6.100% due 11/15/32 820 850
Oracle Corp.
3.250% due 11/15/27 2,215 2,129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 03/25/31 1,455 1,282
3.900% due 05/15/35 2,532 2,217
3.950% due 03/25/51 505 371
5.550% due 02/06/53 515 483
Owens Corning
4.400% due 01/30/48 2,954 2,389
Pacific Gas and Electric Co.
3.300% due 03/15/27 1,273 1,221
3.000% due 06/15/28 1,728 1,597
PacifiCorp.
3.500% due 06/15/29 665 628
Penske Truck Leasing Co, LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 1,195 1,251
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 3,080 2,764
Pfizer, Inc.
4.750% due 05/19/33 1,265 1,230
2.550% due 05/28/40 770 536
Philip Morris International, Inc.
5.750% due 11/17/32 2,405 2,476
Piedmont Operating Partnership, LP
9.250% due 07/20/28 2,330 2,560
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 505 513
Prospect Capital Corp.
3.437% due 10/15/28 967 853
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,931 1,865
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 717 711
Public Service Electric and Gas Co.
2.050% due 08/01/50 4,396 2,278
Radian Group, Inc.
4.875% due 03/15/27 2,637 2,624
Raytheon Technologies Corp.
4.125% due 11/16/28 2,270 2,220
Realty Income Corp.
2.850% due 12/15/32 1,270 1,074
Republic Services, Inc.
5.000% due 04/01/34 790 774
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 475 422
4.625% due 04/06/31 (Þ) 980 835
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 224 215
4.800% due 05/15/30 (Þ) 458 431
7.500% due 07/15/38 (Þ) 134 134
6.875% due 04/15/40 (Þ) 290 282

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 399 422
3.700% due 03/15/28 444 425
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 1,250 1,156
RTX Corp.
6.400% due 03/15/54 935 1,015
S&P Global, Inc.
2.300% due 08/15/60 830 413
Series WI
3.900% due 03/01/62 250 185
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,413
Sabra Health Care, LP
3.200% due 12/01/31 1,050 900
Series WI
5.125% due 08/15/26 1,453 1,454
Safeway, Inc.
7.250% due 02/01/31 356 373
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 1,400 1,376
Santander Holdings USA, Inc.
Series WI
4.400% due 07/13/27 420 415
Seagate HDD Cayman
4.875% due 06/01/27 1,357 1,337
4.091% due 06/01/29 385 363
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 684 718
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 2,753 2,617
Senior Housing Properties Trust
4.750% due 02/15/28 845 741
Service Properties Trust
3.950% due 01/15/28 345 305
4.950% due 10/01/29 262 216
Sherwin-Williams Co. (The)
4.500% due 06/01/47 874 736
Simon Property Group, LP
1.750% due 02/01/28 610 560
3.250% due 09/13/49 2,195 1,469
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 2,004 1,928
Skyworks Solutions, Inc.
1.800% due 06/01/26 2,577 2,468
Smithfield Foods, Inc.
3.000% due 10/15/30 (Þ) 1,215 1,065
Southern Co. (The)
Series 21-A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 2,865 2,780
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 2,610 2,522
Sprint Capital Corp.
6.875% due 11/15/28 1,272 1,351
Starbucks Corp.
3.750% due 12/01/47 526 387
Steelcase, Inc.
5.125% due 01/18/29 648 625
Synchrony Financial
5.625% due 08/23/27 2,655 2,676
Synovus Financial Corp.
5.625% due 02/15/28 2,585 2,603
Sysco Corp.
3.300% due 02/15/50 727 486
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,935
Tapestry, Inc.
5.500% due 03/11/35 950 933
Tenet Healthcare Corp.
6.875% due 11/15/31 576 594
Time Warner Cable LLC
5.500% due 09/01/41 2,500 2,160
T-Mobile USA, Inc.
4.950% due 03/15/28 860 862
Series WI
3.750% due 04/15/27 1,165 1,141
2.050% due 02/15/28 2,429 2,241
2.550% due 02/15/31 670 580
3.300% due 02/15/51 1,335 880
Toledo Hospital (The)
4.982% due 11/15/45 178 132
6.015% due 11/15/48 458 410
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,392 1,366
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 423 412
Transocean, Inc.
7.500% due 04/15/31 692 641
6.800% due 03/15/38 410 336
9.350% due 12/15/41 64 57
Travel + Leisure Co.
5.750% due 04/01/27 720 726
Truist Financial Corp.
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 1,165 1,162
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 1,105 999
Series P

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê) (ƒ) 1,335 1,329
Under Armour, Inc.
3.250% due 06/15/26 853 828
United Airlines Pass-Through Trust
Series AA
4.150% due 08/25/31 1,414 1,341
2.700% due 05/01/32 1,544 1,366
United States Steel Corp.
6.650% due 06/01/37 520 520
UnitedHealth Group, Inc.
5.875% due 02/15/53 2,025 2,032
6.050% due 02/15/63 935 949
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,588 1,509
2.650% due 10/15/30 1,573 1,355
Unum Group
4.046% due 08/15/41 (Þ) 1,185 937
4.500% due 12/15/49 410 326
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 2,375 2,359
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 985 997
Valero Energy Corp.
4.350% due 06/01/28 25 25
Verizon Communications, Inc.
3.550% due 03/22/51 3,755 2,642
VF Corp.
6.450% due 11/01/37 416 407
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 2,771 2,798
Virginia Electric & Power Co.
5.550% due 08/15/54 495 473
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 2,896 2,821
4.300% due 07/15/29 (Þ) 2,730 2,613
Vornado Realty, LP
3.400% due 06/01/31 547 470
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 2,797 2,646
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 525 436
4.800% due 11/18/44 851 638
4.650% due 06/01/46 1,011 668
4.100% due 04/15/50 651 430
Walmart, Inc.
3.625% due 12/15/47 3,215 2,463
WarnerMedia Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.755% due 03/15/27 820 794
5.050% due 03/15/42 1,175 946
5.141% due 03/15/52 3,445 2,570
Waste Management, Inc.
4.625% due 02/15/33 1,335 1,297
WEA Finance LLC
4.125% due 09/20/28 (Þ) 1,166 1,116
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 1,515 1,523
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 3,165 3,143
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 819 779
Western Digital Corp.
4.750% due 02/15/26 322 320
Western Midstream Operating, LP
4.650% due 07/01/26 1,969 1,963
4.500% due 03/01/28 805 789
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 1,081 1,072
Williams Cos., Inc. (The)
5.300% due 08/15/28 1,558 1,576
Xcel Energy, Inc.
4.000% due 06/15/28 1,712 1,660
Xerox Corp.
4.800% due 03/01/35 528 322
6.750% due 12/15/39 494 334
XTO Energy, Inc.
6.750% due 08/01/37 1,644 1,828
Yum! Brands, Inc.
6.875% due 11/15/37 215 232
5.350% due 11/01/43 343 327
Zions Bancorp NA
3.250% due 10/29/29 237 212
466,489
International Debt - 12.9%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,265 1,252
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 630 631
3.300% due 01/30/32 1,410 1,235
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 2,208 1,931
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,140
AGL CLO, Ltd.
Series 2025-37A Class A1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.536% due 04/22/38 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 2,100 2,101
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,915 2,832
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 1,400 1,456
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.459% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 6,318 6,320
Ares Loan Funding VIII, Ltd.
Series 2025-ALF8 Class A1
5.543% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 1,340 1,341
Ares LVI CLO, Ltd.
Series 2025-56A Class A1R2
5.550% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 3,000 3,024
Ares LXVII CLO, Ltd.
Series 2025-67A Class A1R
1.000% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 3,650 3,651
AstraZeneca PLC
2.125% due 08/06/50 620 336
Australia & New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 1,385 1,178
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 1,215 1,131
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,115 1,110
5.500% due 03/26/54 (Þ) 695 671
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,690 2,592
Banco Santander SA
3.490% due 05/28/30 1,400 1,282
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 2,714 2,605
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 572
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,870 1,979
Barclays PLC
5.200% due 05/12/26 2,216 2,220
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 1,880 1,960
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 2,370 2,444
BAT Capital Corp.
7.081% due 08/02/53 578 635
Series WI
4.540% due 08/15/47 1,495 1,190
Bellemeade Re, Ltd.
Series 2021-3A Class A2
5.734% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,422
Series 2021-3A Class M1B
6.134% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 1,442 1,443
Series 2021-3A Class M1C
6.284% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,981
Series 2022-1 Class M1C
8.434% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,622
BNP Paribas SA
4.375% due 05/12/26 (Þ) 115 114
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 2,370 2,386
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 2,825 2,712
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 258 257
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 1,385 1,061
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 2,966 2,869
Cencosud SA
4.375% due 07/17/27 (Þ) 2,875 2,822
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
CI Financial Corp.
3.200% due 12/17/30 2,197 1,880
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 2,579 2,436
Credit Agricole SA
3.250% due 01/14/30 (Þ) 1,050 955
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,385 1,318
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 1,410 1,394
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 335 318

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 2,720 2,767
Delhaize America, Inc.
9.000% due 04/15/31 809 950
Deutsche Bank AG
7.146% due 07/13/27 (SOFR +
2.520%)(Ê) 2,323 2,393
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 377
Diageo Capital PLC
5.625% due 10/05/33 1,385 1,425
EDP Finance BV
1.710% due 01/24/28 (Þ) 2,530 2,308
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 2,373 2,414
Emera US Finance, LP
Series WI
3.550% due 06/15/26 2,864 2,811
Enbridge, Inc.
5.700% due 03/08/33 2,133 2,161
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 303 301
Enel Americas SA
4.000% due 10/25/26 2,881 2,842
Enel Chile SA
4.875% due 06/12/28 1,180 1,173
Enel Finance International NV
1.625% due 07/12/26 (Þ) 1,156 1,105
4.625% due 06/15/27 (Þ) 1,318 1,309
Flatiron CLO 26, Ltd.
Series 2024-4A Class A
5.772% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 7,600 7,671
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,123 1,091
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 1,720 1,432
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 1,510 1,512
5.893% due 04/04/54 (Þ) 755 737
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.725% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 3,859 3,847
Home RE, Ltd.
Series 2021-2 Class M2
7.984% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,239
HSBC Holdings PLC
4.300% due 03/08/26 2,225 2,218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.013% due 09/22/28 (SOFR +
1.732%)(Ê) 2,847 2,636
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 840 889
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 1,375 1,374
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 2,675 2,601
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 4,053 3,975
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,223
InRetail Consumer
3.250% due 03/22/28 (Þ) 2,843 2,628
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 2,627 2,769
JDE Peet's NV
1.375% due 01/15/27 (Þ) 3,055 2,854
KEB Hana Bank
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê) (ƒ) (Þ) 2,724 2,629
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 2,370 2,405
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 2,185 2,103
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 2,420 2,220
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 300 309
5.150% due 03/17/30 (Þ) 1,050 1,033
6.500% due 03/26/31 (Þ) 435 451
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,825 2,680
Magnetite XXVI, Ltd.
Series 2025-26A Class AR2
1.000% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 3,370 3,370
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 2,720 2,656
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 397 420
Methanex Corp.
5.250% due 12/15/29 361 352
5.650% due 12/01/44 397 347
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 1,645 1,589
MF1, Ltd.
Series 2022-FL8 Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.400% due 02/19/37 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 1,533 1,532
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 2,700 2,632
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 2,225 2,247
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 1,730 1,480
Nokia OYJ
4.375% due 06/12/27 2,839 2,786
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
6.334% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 81 81
Oaktown Re, Ltd.
Series 2021-2 Class M1C
8.084% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,839
Series 2021-1A Class M1C
7.734% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 706 713
Open Text Corp.
6.900% due 12/01/27 (Þ) 866 896
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 337 327
Prosus NV
3.680% due 01/21/30 (Þ) 2,853 2,561
3.832% due 02/08/51 (Þ) 1,530 959
PTTEP Treasury Center Co, Ltd.
2.587% due 06/10/27 (Þ) 1,753 1,663
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê) (ƒ) (Þ) 1,880 1,881
Radnor RE, Ltd.
Series 2022-1 Class M1A
8.484% due 09/25/32 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 499 502
Regatta XX Funding, Ltd.
Series 2025-2A Class AR
1.000% due 01/15/38 (CME Term
SOFR 3 Month + 1.180%)(Ê)(Þ) 7,680 7,680
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 1,732 1,676
Republic of South Africa Government
International Bond
7.100% due 11/19/36 (Þ) 3,569 3,485
Rogers Communications, Inc.
5.000% due 02/15/29 640 637
5.300% due 02/15/34 1,250 1,213
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 1,010 989
Sands China, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.300% due 03/08/27 2,282 2,145
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 1,880 1,907
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 2,985 2,836
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,046
Scentre Group Trust 2
Series 144A
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,530 1,490
Shinhan Financial Group Co., Ltd.
2.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.064%)(Ê) (ƒ) (Þ) 2,365 2,280
SK Telecom Co., Ltd.
6.625% due 07/20/27 (Þ) 650 677
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 1,395 1,389
Societe Generale SA
4.250% due 08/19/26 (Þ) 765 753
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,191 2,089
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 2,261 2,172
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê) (ƒ) (Þ) 950 1,000
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,354
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 2,143 2,162
Telecom Italia Capital SA
6.375% due 11/15/33 446 440
6.000% due 09/30/34 882 841
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 4,128 4,061
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 2,438 2,375
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 253
TransAlta Corp.
6.500% due 03/15/40 585 572
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 1,633 1,601
TransCanada Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 903
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 840 708
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 865 1,051
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,087 1,044
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 304 318
Var Energi ASA
7.500% due 01/15/28 (Þ) 2,622 2,774
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,070 1,114
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 2,039 1,946
Woori Bank
5.125% due 08/06/28 (Þ) 2,610 2,593
Yara International ASA
3.800% due 06/06/26 (Þ) 1,681 1,655
4.750% due 06/01/28 (Þ) 788 778
263,523
Mortgage-Backed Securities - 27.9%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,462 678
Arbor Realty CLO, Ltd.
Series 2021-FL4 Class A
6.074% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 1,976 1,978
Series 2022-FL1 Class A
6.256% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 4,029 4,029
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 125 124
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,441 1,414
BDS LLC
Series 2022-FL11 Class ATS
6.406% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 9,208 9,208
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 95 83
BX Commercial Mortgage Trust
Series 2021-CIP Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.395% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 9,034 9,002
Series 2024-MDHS Class B
6.450% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 5,051 5,056
BX Trust
Series 2024-BIO Class C
7.249% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,427
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
7.457% due 12/15/37 (CME Term
SOFR 1 Month + 2.847%)(Ê)(Þ) 3,491 3,491
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,655
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 5,889 4,600
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,620
DK Trust
Series 2024-SPBX Class A
6.109% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,026
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 3,642 3,644
Fannie Mae
2.600% due 2031 1,673 1,476
5.500% due 2034 144 146
4.500% due 2035 731 724
5.500% due 2035 97 99
6.000% due 2035 99 102
5.500% due 2036 192 196
5.500% due 2037 58 59
6.000% due 2039 79 82
5.500% due 2040 1,178 1,200
5.000% due 2041 622 619
6.000% due 2041 304 317
3.500% due 2045 1,726 1,563
4.000% due 2045 1,164 1,088
3.000% due 2046 357 312
3.500% due 2046 469 429
4.500% due 2046 871 837
3.000% due 2047 1,717 1,501
3.500% due 2047 818 742
4.000% due 2047 1,039 966
4.500% due 2048 2,033 1,943
5.000% due 2048 1,326 1,303
3.000% due 2049 14,352 12,342
3.500% due 2049 59 53
4.000% due 2049 1,771 1,642

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2049 88 86
2.000% due 2050 5,130 4,053
2.500% due 2050 2,749 2,248
3.000% due 2050 12,761 10,954
2.000% due 2051 3,649 2,839
2.500% due 2051 1,599 1,321
5.000% due 2052 16,275 15,775
4.500% due 2053 9,747 9,187
5.000% due 2053 11,863 11,480
30 Year TBA(Ï)
4.500% 55,620 55,337
5.500% 42,174 41,636
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 3 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 4 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
3.790% due 05/18/27 (SOFR 30 Day
Average + 8.386%)(Ê) 1 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 11 2
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 11 1
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 50 8
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 10 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 11 1
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 5 1
Series 2006-118 Class A1
5.031% due 12/25/36 (SOFR 30 Day
Average + 0.174%)(Ê) 8 7
Series 2007-73 Class A1
0.236% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 61 60
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2009-70 Class PS
Interest Only STRIPS
1.902% due 01/25/37 (SOFR 30 Day
Average + 6.636%)(Ê) 2,089 184
Series 2010-95 Class S
Interest Only STRIPS
1.752% due 09/25/40 (-1 x SOFR 30
Day Average + 6.486%)(Ê) 2,061 188
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 3,710 3,714
Freddie Mac
6.000% due 2038 451 470
4.500% due 2039 1,498 1,465
5.500% due 2039 190 194
5.500% due 2040 288 294
4.000% due 2041 1,845 1,751
5.500% due 2041 404 412
4.000% due 2044 930 873
3.500% due 2045 3,870 3,516
3.000% due 2046 6,315 5,528
4.000% due 2046 479 448
4.500% due 2046 164 158
3.000% due 2047 1,812 1,588
3.000% due 2048 198 173
4.000% due 2048 673 627
4.500% due 2048 1,188 1,136
3.000% due 2049 798 693
2.500% due 2050 7,986 6,640
3.000% due 2050 10,162 8,774
2.000% due 2051 17,125 13,410
2.500% due 2051 8,851 7,336
4.000% due 2052 14,115 12,942
4.500% due 2052 15,898 14,988
5.000% due 2052 11,880 11,515
5.500% due 2053 12,847 12,700
6.000% due 2054 11,525 11,607
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (SOFR 30 Day
Average + 6.886%)(Ê) 45 1
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x SOFR 30
Day Average + 7.386%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (SOFR 30 Day
Average + 7.886%)(Ê) 6 1
Series 2003-2610 Class UI

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 92 92
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 13 2
Series 2006-R007 Class ZA
6.000% due 05/15/36 360 371
Series 2012-4045 Class HD
4.500% due 07/15/41 2 2
Freddie Mac STRIPS
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 1 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 2 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 5 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 6 1
Ginnie Mae I
4.500% due 2039 2,156 2,109
Ginnie Mae II
6.500% due 2054 4,893 4,988
30 Year TBA(Ï)
5.500% 16,979 16,843
6.000% 40,990 41,314
6.500% 14,500 14,773
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x CME
Term SOFR 1 Month + 8.486%)(Ê) 3 —
Series 2014-190 Class PL
3.500% due 12/20/44 993 897
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 5,507 5,442
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 394
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 2,805 2,841
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 78 70
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 133 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 425 368
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 12,250 11,256
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 5,609 4,908
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,403 2,086
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 9,357 8,105
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,308 3,835
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 1,715 1,722
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,682 1,684
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 2,670 2,675
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,350 1,140
MF1 LLC
Series 2022-FL9 Class A
6.756% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,195 2,197
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.221% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 4,557 4,552
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 442
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 76
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 570 561
Preston Ridge Partners Mortgage LLC
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 6,822 6,855
PRP Advisors LLC
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 4,222 4,074
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 1,893 1,898
Series 2024-8 Class A1
5.897% due 12/25/29 (~)(Ê)(Þ) 1,113 1,114
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 991 999

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 2,198 2,209
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 8,312 8,329
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 3,119 3,177
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 370 340
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 6,523 5,946
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (CME Term
SOFR 1 Month + 0.514%)(Ê) 119 114
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.743% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 3,910 3,908
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 4,880 4,934
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.875% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 2,858 2,851
567,718
Non-US Bonds - 6.7%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 8,700 8,003
Colombian TES
Series B
13.250% due 02/09/33 COP 26,971,000 7,065
Colombian Titulos de Tesoreria
Series B
6.000% due 04/28/28 COP 6,106,500 1,295
Eurosail-UK PLC
Series 2007-6NCX Class A3A
5.719% due 09/13/45 (SONIA +
0.819%)(Ê)(Þ) GBP 1,295 1,592
Hellenic Republic International
Government Bond
3.625% due 06/15/35 (Þ) EUR 4,286 4,565
4.125% due 06/15/54 (Þ) EUR 2,707 2,908
Iceland Rikisbref
6.500% due 01/24/31 ISK 412,087 2,871
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 952,250 5,277
Series 84
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.100% due 09/20/54 JPY 1,267,300 7,858
Japan 40 Year Government
International Bond
Series 17
2.200% due 03/20/64 JPY 270,550 1,593
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 378,800 16,970
8.500% due 03/01/29 MXN 147,470 6,846
Mexico Government International
Bond
2.250% due 08/12/36 EUR 552 437
4.000% due 03/15/15 EUR 2,521 1,832
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 43,000 3,737
Parkmore Point RMBS PLC
Series 2022-1A Class A
6.282% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 2,416 3,004
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 8,601 8,042
Series 14-2
7.470% due 11/12/26 MXN 173,000 7,858
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
5.172% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 902 1,103
Series 2006-NS3X Class A2A
5.172% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,091 1,325
Series 2006-NS4X Class A3A
5.192% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 2,334 2,840
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 3,640 3,895
5.625% due 02/22/36 (Þ) EUR 1,784 1,754
Series REGS
2.750% due 02/26/26 (Þ) EUR 4,163 4,293
5.000% due 09/27/26 (Þ) EUR 3,192 3,388
1.750% due 07/13/30 (Þ) EUR 5,029 4,360
2.124% due 07/16/31 (Þ) EUR 3,866 3,274
3.750% due 02/07/34 (Þ) EUR 4,383 3,825
2.625% due 12/02/40 (Þ) EUR 4,312 2,819
2.875% due 04/13/42 (Þ) EUR 4,020 2,643
4.625% due 04/03/49 (Þ) EUR 966 783
Shamrock Residential
Series 2022-2 Class A
4.329% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 1,507 1,564
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.027% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 1,211 1,497
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 4,320 5,463
136,579
United States Government Treasuries - 6.0%
United States Treasury Notes
1.625% due 02/15/26 6,338 6,170
2.250% due 03/31/26 4,289 4,193
1.625% due 05/15/26 3,985 3,856
4.625% due 06/30/26 2,720 2,735
3.750% due 08/31/26 757 752
1.250% due 12/31/26 6,199 5,866
0.625% due 03/31/27 4,803 4,451
2.375% due 05/15/27 5,205 4,998
0.500% due 05/31/27 3,970 3,647
2.250% due 08/15/27 4,999 4,764
2.250% due 11/15/27 2,495 2,366
2.750% due 02/15/28 219 210
1.125% due 02/29/28 117 107
3.125% due 11/15/28 666 639
3.750% due 12/31/28 3,376 3,309
4.250% due 02/28/29 5,760 5,746
4.625% due 04/30/29 2,915 2,949
2.375% due 05/15/29 2,052 1,898
4.000% due 07/31/29 965 952
3.625% due 08/31/29 2,615 2,540
4.000% due 10/31/29 1,478 1,456
1.750% due 11/15/29 2,766 2,465
0.625% due 05/15/30 696 574
6.250% due 05/15/30 2,534 2,754
3.750% due 06/30/30 1,612 1,564
0.625% due 08/15/30 2,591 2,117
0.875% due 11/15/30 3,822 3,145
1.625% due 05/15/31 411 349
1.250% due 08/15/31 481 395
1.375% due 11/15/31 614 504
1.875% due 02/15/32 2,454 2,075
2.875% due 05/15/32 2,582 2,329
3.500% due 02/15/33 410 383
3.875% due 08/15/33 2,243 2,142
4.500% due 11/15/33 2,999 2,995
4.000% due 02/15/34 3,895 3,743
4.375% due 05/15/34 1,620 1,601
3.875% due 08/15/34 6,304 5,982
4.250% due 11/15/34 1,020 996
1.125% due 05/15/40 2,485 1,503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 11/15/40 1,621 1,008
1.750% due 08/15/41 1,939 1,262
2.000% due 11/15/41 327 221
3.250% due 05/15/42 2,005 1,636
2.875% due 05/15/43 1,312 996
4.125% due 08/15/44 2,205 2,001
4.625% due 11/15/44 1,760 1,709
2.500% due 05/15/46 1,723 1,178
2.750% due 11/15/47 1,574 1,108
3.000% due 02/15/49 239 174
2.875% due 05/15/49 989 703
1.250% due 05/15/50 482 229
1.375% due 08/15/50 557 272
1.625% due 11/15/50 586 306
2.375% due 05/15/51 1,309 823
1.875% due 11/15/51 2,595 1,433
2.875% due 05/15/52 1,506 1,053
3.625% due 02/15/53 511 416
4.750% due 11/15/53 1,050 1,038
4.625% due 05/15/54 1,030 1,000
4.250% due 08/15/54 2,520 2,299
122,085
Total Long-Term Investments
(cost $1,737,690) 1,668,180
Short-Term Investments - 24.1%
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,479
Aviation Capital Group LLC
1.950% due 01/30/26 (Þ) 485 472
CBL & Associated Properties, Inc.
5.250% due 01/12/23 (Š) 400 —
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,908
FS KKR Capital Corp.
3.400% due 01/15/26 1,480 1,457
General Motors Co.
6.125% due 10/01/25 425 428
Inter-American Development Bank
Series GMTN
4.924% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,770
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
6.363% due 11/25/25 (~)(Ê)(Þ) 1,002 1,004
U.S. Cash Management Fund(@) 261,111,342
(∞)
261,059
United States Treasury Bills
3.271% due 02/13/25 (ž) 1,250 1,248
3.618% due 02/20/25 (ž) 92,892 92,706

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.132% due 06/05/25 (ž) 65,563 64,635
4.148% due 06/12/25 (ž) 58,414 57,539
Total Short-Term Investments
(cost $491,637) 491,705
Total Investments - 106.0%
(identified cost $2,229,327) 2,159,885
Other Assets and Liabilities,
Net - (6.0)%
(122,752)
Net Assets - 100.0%
2,037,133

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
30.2%
7-Eleven, Inc. 09/06/24 2,963,000 91 .59 2,714
2,649
AES Panama Generation Holdings SRL 04/26/21 2,208,281 102 .32 2,259
1,931
Africa Finance Corp. 11/02/21 1,158,000 100 .84 1,168
1,140
Africa Finance Corp. 09/13/22 2,500,000 99 .29 2,482
2,479
AGL CLO, Ltd. 12/18/24 2,100,000 100 .00 2,100
2,101
Aircastle, Ltd. 07/07/22 2,796,000 89 .80 2,511
2,612
Aircastle, Ltd. 10/30/24 2,700,000 102 .28 2,762
2,756
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 97 .75 362
370
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 110,000 93 .62 103
101
Alimentation Couche-Tard, Inc. 09/19/17 2,915,000 97 .48 2,841
2,832
Allianz SE 10/30/24 1,400,000 106 .28 1,488
1,456
American Tower Trust #1 06/21/23 12,833,000 100 .99 12,959
12,971
American Tower Trust #1 05/08/24 2,394,000 94 .04 2,251
2,288
Andorra Government International Bond 04/28/21 EUR 8,700,000 113 .53 9,877
8,003
Arbor Realty CLO, Ltd. 06/14/23 1,976,156 98 .92 1,955
1,978
Arbor Realty CLO, Ltd. 11/22/24 4,028,725 99 .98 4,028
4,029
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 4,266,379 99 .99 4,266
4,264
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 6,317,924 100 .00 6,318
6,320
Ares Loan Funding VIII, Ltd. 12/19/24 1,340,000 100 .00 1,340
1,341
Ares LVI CLO, Ltd. 12/27/24 3,000,000 100 .00 3,000
3,024
Ares LXVII CLO, Ltd. 01/21/25 3,650,000 100 .00 3,650
3,651
Australia & New Zealand Banking Group, Ltd. 10/30/24 1,385,000 85 .27 1,181
1,178
Aviation Capital Group LLC 11/12/24 485,000 96 .79 469
472
Avolon Holdings Funding, Ltd. 10/30/24 1,215,000 92 .99 1,130
1,131
AXIS Equipment Finance Receivables X LLC 08/20/24 3,555,000 97 .68 3,473
3,501
AXIS Equipment Finance Receivables XIV LLC 07/18/24 3,200,000 99 .99 3,200
3,221
BAE Systems PLC 10/30/24 695,000 100 .70 700
671
BAE Systems PLC 10/30/24 1,115,000 101 .06 1,127
1,110
Banco de Bogota SA 04/25/24 2,690,000 95 .04 2,557
2,592
Barclays PLC 03/26/24 1,441,095 97 .29 1,402
1,414
Barings CLO, Ltd. 12/20/24 7,280,000 100 .00 7,280
7,347
Bayer US Finance II LLC 03/06/24 2,239,000 102 .08 2,286
2,321
BDS LLC 04/04/22 9,207,670 100 .00 9,208
9,208
Bellemeade Re, Ltd. 09/23/21 7,422,000 100 .00 7,422
7,422
Bellemeade Re, Ltd. 09/27/21 2,959,000 100 .21 2,965
2,981
Bellemeade Re, Ltd. 01/25/22 3,523,000 100 .00 3,523
3,622
Bellemeade Re, Ltd. 02/15/23 1,442,223 97 .82 1,411
1,443
Blackstone Holdings Finance Co. LLC 10/30/24 1,195,000 85 .22 1,018
1,003
BNP Paribas SA 02/06/24 115,000 98 .67 113
114
BNP Paribas SA 04/17/24 2,825,000 94 .19 2,661
2,712
BNP Paribas SA 10/30/24 2,370,000 101 .35 2,402
2,386
Boston Gas Co. 01/05/24 272,000 95 .16 259
260
BRAVO Residential Funding Trust 04/30/24 860,355 99 .99 860
871
BRAVO Residential Funding Trust 10/09/24 2,896,296 100 .00 2,896
2,901
Business Jet Securities LLC 09/06/24 2,356,599 100 .00 2,357
2,331
BX Commercial Mortgage Trust 12/02/21 9,034,046 99 .88 9,024
9,002
BX Commercial Mortgage Trust 05/02/24 5,050,737 99 .76 5,038
5,056
BX Trust 01/24/24 15,622,000 99 .76 15,585
15,427
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100 .00 3,491
3,491
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102 .64 13,386
10,655
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 81 .34 4,790
4,600
Cellnex Telecom SA 10/30/24 1,385,000 78 .62 1,089
1,061
Cencosud SA 11/06/23 2,875,000 95 .04 2,732
2,822
CF Industries, Inc. 09/12/23 1,100,000 97 .69 1,075
1,093
CLI Funding IX LLC 07/24/24 3,022,991 100 .49 3,038
3,039
Coca-Cola Icecek AS 04/25/24 2,579,000 93 .26 2,405
2,436
Credit Agricole SA 04/17/24 1,385,000 92 .94 1,287
1,318
Credit Agricole SA 10/30/24 1,050,000 91 .17 957
955

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Daimler Truck Finance North America LLC 10/30/24 1,410,000 100 .72 1,420
1,394
Danske Bank A/S 02/06/24 335,000 93 .25 312
318
Danske Bank A/S 10/30/24 2,720,000 102 .08 2,777
2,767
DBGS Mortgage Trust 04/03/19 4,612,000 101 .00 4,658
3,620
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/17/24 2,653,000 97 .22 2,579
2,635
DK Trust 03/01/24 4,021,000 100 .00 4,021
4,026
DLLAA LLC 07/25/23 4,870,000 100 .00 4,870
4,971
DLLAA LLC 01/14/25 1,700,000 99 .96 1,699
1,712
Dresdner Funding Trust I 04/25/24 1,095,000 106 .31 1,164
1,201
EDP Finance BV 12/12/24 2,530,000 91 .50 2,315
2,308
Element Fleet Management Corp. 08/08/23 2,373,000 100 .36 2,382
2,414
Ellington Financial Mortgage Trust 12/10/24 3,641,738 100 .00 3,642
3,644
Enel Finance International NV 10/16/23 1,156,000 94 .77 1,096
1,105
Enel Finance International NV 04/17/24 1,318,000 97 .96 1,291
1,309
Entegris Escrow Corp. 08/06/24 1,784,000 97 .15 1,734
1,722
Eurosail-UK PLC 01/21/21 GBP 1,294,605 135 .74 1,757
1,592
Ferguson Finance PLC 05/06/24 2,671,000 97 .57 2,606
2,633
FIGRE Trust 03/19/24 5,250,591 100 .03 5,252
5,319
FIGRE Trust 06/06/24 1,544,089 100 .99 1,559
1,571
FIGRE Trust 09/05/24 1,751,595 102 .66 1,798
1,781
FIGRE Trust 09/09/24 2,828,543 100 .00 2,828
2,798
FIGRE Trust 12/11/24 3,709,580 100 .00 3,709
3,714
FIGRE Trust 12/11/24 2,840,269 100 .42 2,852
2,843
FirstEnergy Corp. 01/07/25 1,455,000 92 .83 1,351
1,356
Flatiron CLO 26, Ltd. 11/01/24 7,600,000 100 .00 7,600
7,671
Fresenius Medical Care US Finance II, Inc. 08/04/22 1,720,000 85 .78 1,475
1,432
Glencore Funding LLC 10/30/24 755,000 101 .02 763
737
Glencore Funding LLC 10/30/24 1,510,000 101 .33 1,530
1,512
GS Mortgage Securities Trust 08/04/23 5,507,000 96 .11 5,293
5,442
GSAA Home Equity Trust 10/21/15 158,175 79 .50 126
193
Hellenic Republic Government Bond 01/14/25 EUR 4,286,000 102 .86 4,408
4,565
Hellenic Republic International Government Bond 04/24/24 EUR 2,707,000 104 .83 2,838
2,908
HGI CRE CLO, Ltd. 09/17/21 3,859,234 100 .00 3,859
3,847
HMH Trust 06/09/17 7,770,000 99 .97 7,767
394
Home RE, Ltd. 07/23/21 1,227,000 100 .00 1,227
1,239
Hudson Yards Mortgage Trust 01/07/25 2,805,000 100 .00 2,805
2,841
Hyundai Capital America 10/30/24 825,000 91 .36 754
752
Hyundai Capital America 10/30/24 1,215,000 93 .61 1,137
1,137
ICICI Bank, Ltd. 09/06/24 2,675,000 98 .33 2,630
2,601
Imperial Brands Finance PLC 08/08/23 4,053,000 97 .41 3,943
3,975
Indianapolis Power & Light Co. 10/30/24 1,160,000 101 .39 1,176
1,134
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 95 .15 2,240
2,223
InRetail Consumer 01/05/24 2,843,000 93 .21 2,650
2,628
International Flavors & Fragrances, Inc. 07/15/24 3,803,000 92 .00 3,494
3,500
International Flavors & Fragrances, Inc. 10/30/24 1,580,000 85 .84 1,356
1,347
Intesa Sanpaolo SpA 08/09/23 2,627,000 98 .91 2,598
2,769
Irwin Home Equity Loan Trust 06/30/15 106,359 101 .29 108
107
ITC Holdings Corp. 01/22/25 765,000 99 .88 764
765
JDE Peet's NV 03/06/24 3,055,000 92 .98 2,841
2,853
JPMorgan Mortgage Trust 06/05/20 77,748 102 .70 80
70
JPMorgan Mortgage Trust 06/05/20 133,253 103 .26 138
123
JPMorgan Mortgage Trust 03/30/21 425,219 101 .92 433
368
JPMorgan Mortgage Trust 04/26/21 12,250,166 101 .72 12,461
11,256
JPMorgan Mortgage Trust 01/26/22 9,356,963 99 .16 9,278
8,105
JPMorgan Mortgage Trust 04/27/22 4,308,140 95 .86 4,130
3,835
JPMorgan Mortgage Trust 03/10/23 5,609,247 88 .62 4,971
4,908
JPMorgan Mortgage Trust 04/20/23 2,402,944 88 .53 2,127
2,086
JPMorgan Mortgage Trust 09/27/23 3,210,845 100 .02 3,212
3,230

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 02/27/24 1,477,759 100 .00 1,478
1,485
JPMorgan Mortgage Trust 12/05/24 1,714,619 100 .57 1,724
1,722
JPMorgan Mortgage Trust 12/18/24 1,681,852 100 .36 1,688
1,684
JPMorgan Mortgage Trust 01/29/25 2,670,000 100 .00 2,670
2,675
JPMorgan Wealth Management 07/30/20 1,349,978 103 .30 1,394
1,140
KEB Hana Bank 12/12/24 2,724,000 96 .50 2,629
2,629
Kubota Credit Owner Trust 02/14/24 4,560,000 99 .98 4,559
4,615
Kubota Credit Owner Trust 06/18/24 1,750,000 99 .99 1,750
1,774
Level 3 Financing, Inc. 03/31/23 107,000 96 .45 103
117
Liberty Mutual Group, Inc. 05/03/22 218,000 127 .91 279
242
LSEGA Financing PLC 09/16/24 2,420,000 93 .68 2,267
2,220
Macquarie Airfinance Holdings, Ltd. 10/30/24 300,000 102 .85 309
309
Macquarie Airfinance Holdings, Ltd. 10/30/24 435,000 103 .63 451
451
Macquarie Airfinance Holdings, Ltd. 10/30/24 1,050,000 98 .08 1,030
1,033
Macquarie Group, Ltd. 10/30/24 2,825,000 94 .50 2,670
2,680
Magnetite XXVI, Ltd. 01/28/25 3,370,000 100 .00 3,370
3,370
Marks & Spencer PLC 09/16/24 397,000 110 .12 437
420
Mexico Generadora de Energia S de RL de CV 04/04/23 1,644,891 97 .19 1,599
1,589
MF1 LLC 07/19/23 2,195,002 100 .24 2,200
2,197
MF1, Ltd. 12/03/24 1,532,695 99 .88 1,531
1,532
MHC Commercial Mortgage Trust 04/06/21 4,556,943 99 .33 4,526
4,552
MISC Capital Two Labuan, Ltd. 02/06/24 2,700,000 96 .91 2,617
2,632
MMAF Equipment Finance LLC 01/17/24 3,160,000 99 .99 3,160
3,184
MMAF Equipment Finance LLC 07/08/24 1,651,247 96 .84 1,599
1,627
MMAF Equipment Finance LLC 01/22/25 3,000,000 99 .96 2,999
3,012
Mondelez International, Inc. 11/05/21 358,000 99 .52 356
338
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0 .21 75
76
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0 .76 443
442
National Australia Bank, Ltd. 10/30/24 1,730,000 85 .92 1,486
1,480
NGPL PipeCo LLC 09/26/19 2,298,000 123 .93 2,848
2,571
Nomura Resecuritization Trust 10/23/15 570,454 95 .22 543
561
Norway Government International Bond 02/06/24 NOK 43,000,000 9 .34 4,015
3,737
NRG Energy, Inc. 04/25/24 3,046,000 92 .96 2,832
2,835
Nuveen LLC 10/30/24 690,000 97 .61 674
672
Oaktown Re VII, Ltd. 10/15/21 80,582 100 .00 81
81
Oaktown Re, Ltd. 09/28/21 706,259 101 .45 716
713
Oaktown Re, Ltd. 10/15/21 3,798,000 100 .00 3,798
3,839
Ohio National Financial Services, Inc. 09/16/24 911,000 101 .18 922
897
Open Text Corp. 08/08/23 866,000 100 .98 874
896
Parkmore Point RMBS PLC 02/07/23 GBP 2,415,584 118 .48 2,862
3,004
Penske Truck Leasing Co, LP / PTL Finance Corp. 10/30/24 1,195,000 105 .45 1,260
1,251
Pernod Ricard International Finance LLC 09/16/24 3,080,000 91 .54 2,819
2,764
Petroleos Mexicanos 04/02/24 EUR 8,601,000 94 .68 8,143
8,042
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 337,000 95 .80 323
327
Preston Ridge Partners Mortgage LLC 12/01/20 1,001,537 100 .00 1,002
1,004
Preston Ridge Partners Mortgage LLC 02/23/24 6,822,058 100 .00 6,822
6,855
Prosus NV 08/04/22 2,853,000 89 .05 2,541
2,561
Prosus NV 10/30/24 1,530,000 67 .33 1,030
959
PRP Advisors LLC 10/07/24 4,222,453 96 .79 4,087
4,074
PRPM LLC 11/08/24 1,893,090 100 .00 1,893
1,898
PRPM LLC 11/26/24 1,112,891 100 .00 1,113
1,114
PTTEP Treasury Center Co, Ltd. 12/12/24 1,753,000 95 .02 1,666
1,663
QBE Insurance Group, Ltd. 10/30/24 1,880,000 99 .95 1,879
1,881
Radnor RE, Ltd. 11/30/23 498,904 101 .38 506
502
RCKT Mortgage Trust 07/13/23 990,519 99 .11 982
999
RCKT Mortgage Trust 02/15/24 2,909,671 99 .99 2,909
2,926
RCKT Mortgage Trust 03/19/24 4,022,986 99 .99 4,022
4,054
RCKT Mortgage Trust 08/14/24 2,785,757 99 .99 2,785
2,781

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
RCKT Mortgage Trust 12/12/24 8,312,423 100 .00 8,312
8,329
RCKT Mortgage Trust 12/12/24 2,197,857 100 .68 2,213
2,209
Regatta XX Funding, Ltd. 01/28/25 7,680,000 100 .00 7,680
7,680
Reliance Industries, Ltd. 12/12/24 1,732,000 97 .02 1,680
1,676
Republic of South Africa Government International Bond 11/12/24 3,569,000 100 .00 3,569
3,485
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 475,000 91 .01 432
422
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 980,000 76 .65 751
835
RMAC Securities No. 1 PLC 04/15/21 GBP 2,333,616 133 .70 3,120
2,840
RMAC Securities No. 1 PLC 04/15/21 GBP 1,091,137 133 .76 1,460
1,325
RMAC Securities No. 1 PLC 04/15/21 GBP 902,430 134 .65 1,215
1,103
Rockies Express Pipeline LLC 07/07/22 290,000 91 .19 264
282
Rockies Express Pipeline LLC 08/07/23 224,000 93 .61 210
215
Rockies Express Pipeline LLC 12/06/23 458,000 92 .03 421
431
Rockies Express Pipeline LLC 09/17/24 134,000 104 .95 141
134
Rogers Communications, Inc. 02/02/24 1,010,000 97 .86 988
989
Romania Government International Bond 02/23/21 EUR 4,312,000 114 .35 4,931
2,818
Romania Government International Bond 07/08/21 EUR 4,020,000 111 .05 4,464
2,643
Romania Government International Bond 02/24/22 EUR 3,866,000 87 .61 3,387
3,274
Romania Government International Bond 02/24/22 EUR 966,000 96 .80 935
783
Romania Government International Bond 09/21/22 EUR 4,163,000 96 .90 4,034
4,293
Romania Government International Bond 12/02/22 EUR 5,029,000 87 .18 4,384
4,360
Romania Government International Bond 09/11/23 EUR 3,640,000 107 .44 3,911
3,895
Romania Government International Bond 02/15/24 EUR 1,784,000 106 .77 1,905
1,754
Romania Government International Bond 02/27/24 EUR 3,192,000 110 .40 3,524
3,388
Romania Government International Bond 04/19/24 EUR 4,383,000 94 .07 4,123
3,825
Sabal Trail Transmission LLC 09/16/24 2,479,000 99 .56 2,468
2,413
Saluda Grade Alternative Mortgage Trust 11/17/23 1,298,476 100 .23 1,301
1,333
Saluda Grade Alternative Mortgage Trust 02/07/24 1,986,906 102 .07 2,028
2,033
Saluda Grade Alternative Mortgage Trust 04/05/24 6,075,307 99 .99 6,075
6,089
Saluda Grade Alternative Mortgage Trust 10/16/24 3,118,842 101 .39 3,162
3,177
Sammons Financial Group, Inc. 10/30/24 1,400,000 98 .14 1,374
1,376
Saudi Arabian Oil Co. 08/08/23 2,394,000 88 .05 2,108
2,046
Scentre Group Trust 2 10/30/24 1,530,000 98 .41 1,506
1,490
Sealed Air Corp. 04/22/20 684,000 105 .05 719
718
Sequoia Mortgage Trust 10/21/16 369,849 102 .45 379
340
Sequoia Mortgage Trust 05/06/21 6,522,713 102 .47 6,684
5,946
Shamrock Residential 11/20/23 EUR 1,506,649 109 .37 1,648
1,564
Shinhan Financial Group Co., Ltd. 09/06/24 2,365,000 96 .10 2,273
2,280
SK Telecom Co., Ltd. 09/06/24 650,000 105 .20 684
677
SMBC Aviation Capital Finance DAC 10/30/24 1,395,000 100 .62 1,404
1,389
Smithfield Foods, Inc. 10/30/24 1,215,000 87 .02 1,057
1,065
Societe Generale SA 02/03/23 2,191,000 94 .21 2,064
2,089
Societe Generale SA 02/06/24 765,000 97 .63 747
753
Sodexo, Inc. 10/12/23 2,261,000 95 .13 2,151
2,172
Standard Chartered PLC 04/02/20 950,000 95 .32 906
1,000
Suzano Austria GmbH 10/12/23 2,143,000 99 .37 2,129
2,162
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140 .62 1,703
1,497
TCO Commercial Mortgage Trust 12/06/24 3,910,000 99 .75 3,900
3,908
Textainer Marine Containers VII, Ltd. 08/06/24 4,128,000 100 .00 4,128
4,061
Topaz Solar Farms LLC 04/25/24 423,181 99 .02 419
412
Towd Point Mortgage Trust 08/17/20 1,405,913 101 .65 1,429
1,364
Towd Point Mortgage Trust 07/21/23 4,880,035 99 .84 4,872
4,934
Towd Point Mortgage Trust 10/19/23 2,805,090 99 .99 2,805
2,856
UBS Group AG 10/30/24 865,000 122 .65 1,061
1,051
UBS Group AG 10/30/24 840,000 85 .22 716
708
UniCredit SpA 04/22/20 304,000 105 .44 321
318
UniCredit SpA 01/05/24 1,087,000 93 .89 1,021
1,044
Unum Group 10/30/24 1,185,000 79 .68 944
937

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 4,320,000 127 .07 5,490
5,463
Var Energi ASA 12/05/23 2,622,000 103 .56 2,715
2,774
VICI Properties, Inc. 07/06/22 2,771,000 98 .57 2,731
2,798
Vistra Operations Co. LLC 04/17/24 2,896,000 95 .86 2,776
2,821
Vistra Operations Co. LLC 10/30/24 2,730,000 96 .09 2,623
2,614
WEA Finance LLC 01/07/25 1,166,000 95 .20 1,110
1,116
Wells Fargo Commercial Mortgage Trust 11/15/22 2,858,074 97 .35 2,782
2,851
Wipro IT Services LLC 08/08/23 2,039,000 94 .92 1,935
1,946
Woori Bank 09/06/24 2,610,000 101 .06 2,638
2,593
Yara International ASA 10/16/23 1,681,000 97 .55 1,640
1,655
Yara International ASA 07/15/24 788,000 98 .27 774 778
615,056
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 240 CAD 29,743 03/25
544
Euro-Bund Futures 188 EUR 24,914 03/25
75
Long Gilt Futures 355 GBP 32,934 03/25
(975)
United States 2 Year Treasury Note Futures 1,231 USD 253,124 03/25
(86)
United States 5 Year Treasury Note Futures 1,219 USD 129,690 03/25
(899)
United States 10 Year Treasury Note Futures 1,381 USD 150,314 03/25
(1,374)
United States 10 Year Ultra Treasury Note Futures 2,786 USD 310,291 03/25
(3,930)
United States Treasury Long Bond Futures 971 USD 110,603 03/25
(2,543)
United States Treasury Ultra Bond Futures 828 USD 98,092 03/25 (3,457)
Short Positions
30 Year Euro-Buxl Futures 31 EUR 3,997 03/25
384
Euro-Bobl Futures 77 EUR 9,042 03/25
149
Euro-Bund Futures 366 EUR 48,503 03/25
1,647
Euro-Schatz Futures 27 EUR 2,884 03/25
17
Japanese 10 Year Government Bond Futures 109 JPY 15,333,030 03/25
1,262
Japanese 10 Year Mini Government Bond Futures 4 JPY 56,296 03/25
1
Long Gilt Futures 18 GBP 1,670 03/25
28
United States 2 Year Treasury Note Futures 1,015 USD 208,709 03/25
236
United States 5 Year Treasury Note Futures 516 USD 54,897 03/25
(24)
United States 10 Year Treasury Note Futures 9 USD 980 03/25
16
United States 10 Year Ultra Treasury Note Futures 912 USD 101,574 03/25
1,672
United States Treasury Long Bond Futures 13 USD 1,481 03/25 10
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (7,247)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 7,632 NOK 86,830 02/10/25 40

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 7,212 AUD 11,654 04/07/25 36
Citigroup USD 104 BRL 633 02/04/25 4
Citigroup USD 370 BRL 2,156 02/04/25 (1)
Citigroup USD 614 BRL 3,580 02/04/25 (1)
Citigroup USD 850 BRL 4,958 02/04/25 (2)
Citigroup USD 958 BRL 5,587 02/04/25 (2)
Citigroup USD 1,032 BRL 6,363 02/04/25 57
Citigroup USD 1,064 BRL 6,205 02/04/25 (3)
Citigroup USD 1,074 BRL 6,264 02/04/25 (3)
Citigroup USD 1,243 BRL 7,247 02/04/25 (3)
Citigroup USD 1,476 BRL 8,608 02/04/25 (4)
Citigroup USD 1,721 BRL 9,953 02/04/25 (18)
Citigroup USD 2,005 BRL 11,691 02/04/25 (5)
Citigroup USD 2,008 BRL 12,372 02/04/25 109
Citigroup USD 3,006 BRL 17,524 02/04/25 (7)
Citigroup USD 3,060 BRL 17,838 02/04/25 (7)
Citigroup USD 9,517 BRL 55,176 02/04/25 (76)
Citigroup USD 1,427 BRL 8,608 05/05/25 19
Citigroup USD 118 CAD 170 04/07/25 (1)
Citigroup USD 562 CAD 808 04/07/25 (5)
Citigroup USD 5,510 CNY 39,873 04/07/25 16
Citigroup USD 1,503 COP 6,374,187 04/07/25 —
Citigroup USD 1,503 COP 6,407,245 04/07/25 8
Citigroup USD 412 EUR 397 04/07/25 1
Citigroup USD 5,617 EUR 5,340 04/07/25 (61)
Citigroup USD 255 GBP 200 02/07/25 (7)
Citigroup USD 405 HUF 163,040 04/07/25 8
Citigroup USD 7,637 NOK 86,830 02/10/25 35
Citigroup USD 74 NOK 849 04/07/25 1
Citigroup USD 104 SEK 1,166 04/07/25 1
Citigroup USD 356 TRY 13,549 04/07/25 2
Citigroup USD 3,685 TRY 141,362 04/07/25 49
Citigroup USD 115 ZAR 2,157 04/07/25 —
Citigroup USD 1,760 ZAR 32,896 04/07/25 (9)
Citigroup USD 4,139 ZAR 79,799 04/07/25 110
Citigroup USD 5,405 ZAR 103,372 04/07/25 99
Citigroup AUD 11,754 USD 7,220 04/07/25 (90)
Citigroup BRL 633 USD 109 02/04/25 —
Citigroup BRL 2,156 USD 368 02/04/25 (1)
Citigroup BRL 3,580 USD 614 02/04/25 1
Citigroup BRL 4,958 USD 848 02/04/25 —
Citigroup BRL 5,587 USD 926 02/04/25 (30)
Citigroup BRL 6,205 USD 1,024 02/04/25 (38)
Citigroup BRL 6,264 USD 1,015 02/04/25 (57)
Citigroup BRL 6,363 USD 1,091 02/04/25 3
Citigroup BRL 7,247 USD 1,184 02/04/25 (56)
Citigroup BRL 8,608 USD 1,450 02/04/25 (23)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup BRL 9,953 USD 1,707 02/04/25 4
Citigroup BRL 11,691 USD 1,998 02/04/25 (3)
Citigroup BRL 12,372 USD 2,122 02/04/25 5
Citigroup BRL 17,524 USD 2,779 02/04/25 (219)
Citigroup BRL 17,838 USD 2,832 02/04/25 (219)
Citigroup BRL 55,176 USD 9,464 02/04/25 23
Citigroup BRL 8,635 USD 1,441 05/05/25 (9)
Citigroup CHF 2,504 EUR 2,677 04/07/25 33
Citigroup CNY 39,909 USD 5,445 04/07/25 (86)
Citigroup COP 3,384,360 USD 803 04/07/25 5
Citigroup COP 6,220,255 USD 1,410 04/07/25 (57)
Citigroup COP 6,920,439 USD 1,570 04/07/25 (61)
Citigroup COP 52,827,244 USD 12,050 04/07/25 (403)
Citigroup EUR 19 CHF 18 04/07/25 —
Citigroup EUR 2,665 CHF 2,486 04/07/25 (49)
Citigroup EUR 375 JPY 60,192 04/07/25 2
Citigroup EUR 865 JPY 139,025 04/07/25 5
Citigroup EUR 1,569 JPY 253,721 04/07/25 29
Citigroup EUR 3,501 JPY 566,325 04/07/25 68
Citigroup EUR 2,380 USD 2,481 04/07/25 5
Citigroup EUR 4,000 USD 4,137 04/07/25 (25)
Citigroup EUR 6,533 USD 6,757 04/07/25 (41)
Citigroup EUR 52,819 USD 54,642 04/07/25 (315)
Citigroup GBP 754 EUR 896 04/07/25 (5)
Citigroup GBP 758 EUR 899 04/07/25 (9)
Citigroup GBP 5,991 USD 7,363 04/07/25 (64)
Citigroup HUF 61,679 USD 154 04/07/25 (2)
Citigroup JPY 95,008 USD 614 04/07/25 (3)
Citigroup JPY 2,463,774 USD 15,787 04/07/25 (211)
Citigroup MXN 9,557 USD 454 04/07/25 (3)
Citigroup MXN 662,522 USD 31,516 04/07/25 (154)
Citigroup NOK 42,735 USD 3,727 04/07/25 (49)
Citigroup SEK 56,369 USD 5,084 02/10/25 (2)
Citigroup THB 128,420 USD 3,695 04/08/25 (133)
Citigroup ZAR 21,799 USD 1,158 04/07/25 (3)
Citigroup ZAR 48,875 USD 2,597 04/07/25 (5)
Citigroup ZAR 81,803 USD 4,251 04/07/25 (104)
HSBC CHF 13,765 USD 15,199 02/10/25 75
Royal Bank of Canada USD 5,045 EUR 4,895 02/10/25 35
Royal Bank of Canada USD 500 GBP 400 02/07/25 (4)
Royal Bank of Canada GBP 6,110 USD 7,576 02/10/25 1
State Street USD 812 COP 3,384,360 02/03/25 (7)
State Street USD 812 COP 3,384,360 02/03/25 (7)
State Street USD 2,551 EUR 2,445 02/10/25 (14)
State Street USD 7,617 GBP 6,110 02/10/25 (42)
State Street USD 36 JPY 5,531 02/10/25 —
State Street USD 18 SEK 203 02/10/25 —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street CHF 96 USD 105 02/10/25 —
State Street COP 3,384,360 USD 812 02/03/25 7
State Street EUR 1,679 USD 1,814 02/07/25 72
State Street GBP 165 USD 209 02/07/25 4
State Street GBP 14,220 USD 18,333 02/07/25 702
State Street JPY 402,714 USD 2,572 02/10/25 (26)
State Street NOK 720 USD 64 02/10/25 —
UBS AUD 16,337 USD 10,184 02/10/25 27
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,143)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup JPY 9,800,000 TONAR
(4)
0.286%
(4)
03/18/26
— 179 179
Citigroup BRL 20,644 11.870%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (182) (182)
Citigroup BRL 21,120 11.160%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (245) (245)
Citigroup BRL 23,696
Brazil Interbank
Deposit Rate
(4)
14.020%
(4)
01/04/27
— 59 59
Citigroup BRL 23,696
Brazil Interbank
Deposit Rate
(4)
14.260%
(4)
01/04/27
— 42 42
Citigroup BRL 24,145 9.810%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (425) (425)
Citigroup BRL 24,442 10.200%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (383) (383)
Citigroup BRL 26,383
Brazil Interbank
Deposit Rate
(4)
14.770%
(4)
01/04/27
— 6 6
Citigroup BRL 28,093
Brazil Interbank
Deposit Rate
(4)
14.060%
(4)
01/04/27
— 66 66
Citigroup BRL 36,833
Brazil Interbank
Deposit Rate
(4)
15.380%
(4)
01/04/27
— (60) (60)
Citigroup BRL 48,352 10.710%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (649) (649)
Citigroup NOK 102,400 4.290%
(3)
6 Month NIBOR
(4)
10/19/28
— 88 88
Citigroup NOK 20,300 3.780%
(3)
6 Month NIBOR
(4)
02/09/29
— 17 17
Citigroup NOK 27,774 3.930%
(3)
6 Month NIBOR
(4)
07/15/29
— 50 50
Citigroup HUF 150,350 5.580%
(3)
6 Month BUBOR
(4)
12/18/29
— (14) (14)
Citigroup HUF 363,347 5.828%
(3)
6 Month BUBOR
(4)
12/18/29
— (24) (24)
Citigroup HUF 538,910 5.798%
(3)
6 Month BUBOR
(4)
12/18/29
— (37) (37)
Citigroup HUF 697,893 5.318%
(3)
6 Month BUBOR
(4)
12/18/29
— (84) (84)
Citigroup HUF 3,733,200 6.353%
(3)
6 Month BUBOR
(4)
12/18/29
— (37) (37)
Citigroup HUF 400,000 6.630%
(3)
6 Month BUBOR
(4)
03/19/30
— 8 8
Citigroup EUR 10,650
Euro Short-Term
Overnight Rate
(4)
1.960%
(4)
02/15/34
— 242 242
Citigroup EUR 10,650
Euro Short-Term
Overnight Rate
(4)
1.950%
(4)
02/15/34
— 259 259
Citigroup CAD 8,000 CORRA
(3)
3.416%
(3)
03/26/54
— (517) (517)
Citigroup USD 8,500 SOFR
(4)
3.364%
(4)
08/20/54
— 974 974
Citigroup CAD 2,800 CORRA
(3)
3.215%
(3)
11/07/54 — (112) (112)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å) — (779) (779)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA Emerging Markets
Index Citigroup USD 17,716 (1.000%)
(2)
12/20/29 442 (10) 432
Total Open Credit Indices - Purchase Protection Contracts 442 (10) 432
Total Open Credit Default Swap Contracts (å) 442 (10) 432
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 111,786 $ —
$ —
$ 111,786
Corporate Bonds and Notes — 466,489 —
—
466,489
International Debt — 263,523 —
—
263,523
Mortgage-Backed Securities — 567,718 —
—
567,718
Non-US Bonds — 136,579 —
—
136,579
United States Government Treasuries — 122,085 —
—
122,085
Short-Term Investments — 230,646 — 261,059 491,705
Total Investments
— 1,898,826 — 261,059 2,159,885
Other Financial Instruments
Assets
Futures Contracts 6, 0 41 — — — 6, 0 41
Foreign Currency Exchange Contracts — 1,701 — — 1,701
Interest Rate Swap Contracts — 1,990 — — 1,990
Credit Default Swap Contracts — 432 — — 432
Liabilities
Futures Contracts (13,288) — — — (13,288)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (2,844) — — (2,844)
Interest Rate Swap Contracts — (2,769) — — (2,769)
Total Other Financial Instruments
*
$ (7,2 47 ) $ (1,4 90 ) $ — $ — $ (8,737)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
8,003
Australia .............................................................................................
11,286
Bermuda .............................................................................................
21,840
Brazil ..................................................................................................
4,594
Canada ................................................................................................
34,063
Cayman Islands ..................................................................................
29,215
Chile ...................................................................................................
9,706
China ..................................................................................................
7,581
Colombia ............................................................................................
10,953
Denmark .............................................................................................
3,085
Finland ...............................................................................................
2,786
France .................................................................................................
12,498
Germany .............................................................................................
7,052
Greece ................................................................................................
7,473
Iceland ................................................................................................
2,871
India ...................................................................................................
6,223
Ireland ................................................................................................
7,447
Italy ....................................................................................................
7,826
Japan ..................................................................................................
16,974
Jersey ..................................................................................................
11,322
Macao .................................................................................................
2,145
Malaysia .............................................................................................
2,632
Mexico ...............................................................................................
45,797
Netherlands ........................................................................................
5,056
Nigeria ................................................................................................
3,619
Norway ...............................................................................................
6,511
Panama ...............................................................................................
1,931
Peru ....................................................................................................
2,628
Portugal ..............................................................................................
2,308
Romania .............................................................................................
31,034

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia .......................................................................................
2,046
South Africa .......................................................................................
3,485
South Korea .......................................................................................
12,087
Spain ..................................................................................................
2,343
Switzerland ........................................................................................
1,759
Thailand .............................................................................................
1,663
Turkey ................................................................................................
2,436
United Kingdom .................................................................................
54,210
United States ......................................................................................
1,753,397
Total Investments ............................................................................... 2,159,885
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 293,882 $ 338,917 $ 371,721 $ 6 $ (25) $ 261,059 $ 3,406 $ —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 92.8%
Asset-Backed Securities - 5.2%
AGL CLO 23, Ltd.
Series 2022-23A Class A1R
1.000% due 04/20/38 (~)(Ê) 2,740 2,740
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.794% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 1,386 1,385
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 1,660 1,671
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,205 1,210
Barings CLO, Ltd.
Series 2025-1A Class A1R2
5.562% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,260 3,290
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 873 874
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,206 1,193
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,545 1,553
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
3.526% due 09/25/34 (~)(Ê) 14 12
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 2,059 2,102
Eagle RE, Ltd.
Series 2023-1 Class M1A
6.734% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 1,461 1,464
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 640 643
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,579 2,613
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 752 765
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,438 1,422
Series 2024-SL1 Class A1
1.000% due 07/25/53 (~)(Ê)(Þ) 1,275 1,276
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.960% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 425 411
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 1,900 1,927
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
6.511% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 1,546 1,556
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 2,236 2,263
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 830 841
MMAF Equipment Finance LLC
Series 2020-BA Class A4
0.660% due 11/15/27 (Þ) 1,087 1,071
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,500 1,511
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 1,350 1,356
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 1,641 1,543
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,427 1,435
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,970 1,986
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 2,341 2,380
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,424 1,422
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 975 997
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 3,020 3,026
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 2,182 2,183
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 297 288
50,409
Corporate Bonds and Notes - 27.2%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 385 344
AbbVie, Inc.
5.050% due 03/15/34 660 655
5.400% due 03/15/54 130 126
Series WI
4.550% due 03/15/35 425 402
4.250% due 11/21/49 320 262
AEP Texas, Inc.
5.450% due 05/15/29 1,335 1,356
Series WI
3.950% due 06/01/28 347 336
Aetna, Inc.
6.750% due 12/15/37 1,240 1,308
Air Lease Corp.
5.850% due 12/15/27 815 836

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 02/01/30 860 778
Aircastle, Ltd.
4.250% due 06/15/26 323 320
2.850% due 01/26/28 (Þ) 187 175
5.750% due 10/01/31 (Þ) 760 766
Alleghany Corp.
3.250% due 08/15/51 460 308
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 449 469
6.184% due 07/26/35 (SOFR +
2.290%)(Ê) 1,035 1,036
Altria Group, Inc.
6.200% due 11/01/28 226 235
3.400% due 02/04/41 397 287
Amcor PLC
Series WI
3.625% due 04/28/26 222 219
Ameren Corp.
1.750% due 03/15/28 586 532
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,622 1,543
American Electric Power Co., Inc.
5.625% due 03/01/33 1,405 1,418
American Express Co.
5.085% due 01/30/31 (SOFR +
1.020%)(Ê) 915 918
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 269 266
American Tower Trust #1
5.490% due 03/15/28 (Þ) 6,544 6,614
Amgen, Inc.
5.250% due 03/02/30 610 618
3.150% due 02/21/40 1,200 895
5.650% due 03/02/53 880 851
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 289 283
Aon NA, Inc.
5.750% due 03/01/54 875 859
Arizona Public Service Co.
5.550% due 08/01/33 915 915
5.700% due 08/15/34 895 902
AT&T, Inc.
4.300% due 02/15/30 865 840
6.800% due 05/15/36 525 565
3.500% due 06/01/41 1,190 913
Series WI
8.750% due 11/15/31 415 489
4.900% due 08/15/37 780 733
3.500% due 09/15/53 695 469
3.550% due 09/15/55 1,285 861
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,525 1,474
2.500% due 03/24/28 (Þ) 855 791
AutoZone, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 11/01/28 293 307
Avnet, Inc.
6.250% due 03/15/28 266 274
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 1,620 1,604
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 925 884
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,560 1,553
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,917
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 580 436
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 321
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 198 190
Block Financial LLC
2.500% due 07/15/28 370 339
Blue Owl Capital Corp.
2.625% due 01/15/27 291 276
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,679
5.705% due 05/01/40 615 591
Series WI
6.298% due 05/01/29 2,055 2,136
6.528% due 05/01/34 1,275 1,348
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,470 1,484
Broadcom, Inc.
5.150% due 11/15/31 1,400 1,404
3.419% due 04/15/33 (Þ) 895 781
4.800% due 10/15/34 460 440
4.926% due 05/15/37 (Þ) 508 480
Series WI
4.150% due 11/15/30 346 331
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 1,050 1,081
Brunswick Corp.
5.100% due 04/01/52 42 33
Burlington Northern Santa Fe LLC
3.050% due 02/15/51 175 114
5.500% due 03/15/55 585 574
Campbell Soup Co.
3.125% due 04/24/50 482 309
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 595
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 361
5.100% due 03/01/30 790 783
Celanese US Holdings LLC
6.950% due 11/15/33 670 701
Centene Corp.
2.450% due 07/15/28 560 507

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.100% due 06/01/29 795 814
3.900% due 06/01/52 1,330 854
Series WI
4.200% due 03/15/28 504 489
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 297
3.700% due 11/15/29 697 655
2.742% due 12/31/39 695 553
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 316 310
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 578
Citadel, LP
4.875% due 01/15/27 (Þ) 625 620
Citigroup, Inc.
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 880 884
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 2,185 2,191
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 2,435 2,079
8.125% due 07/15/39 450 556
Coca-Cola Co. (The)
2.500% due 03/15/51 419 246
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 316
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 110
Comcast Corp.
6.450% due 03/15/37 835 895
5.350% due 05/15/53 1,050 959
Series WI
3.999% due 11/01/49 265 199
2.887% due 11/01/51 590 355
Comerica, Inc.
3.800% due 07/22/26 215 211
Conagra Brands, Inc.
1.375% due 11/01/27 334 304
4.850% due 11/01/28 205 204
Consolidated Edison Co. of New York
Inc.
4.625% due 12/01/54 870 727
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 491
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 457
CVS Health Corp.
4.780% due 03/25/38 625 549
5.050% due 03/25/48 3,404 2,850
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 710 717
Darden Restaurants, Inc.
4.550% due 02/15/48 202 164
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 518 514
Devon Energy Corp.
7.875% due 09/30/31 560 632
Diamondback Energy, Inc.
4.250% due 03/15/52 415 312
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 163
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 990 1,004
DTE Energy Co.
4.950% due 07/01/27 895 899
5.850% due 06/01/34 1,230 1,257
Duke Energy Corp.
4.850% due 01/05/29 1,120 1,118
5.000% due 08/15/52 288 249
5.800% due 06/15/54 990 957
Duke Energy Florida LLC
5.875% due 11/15/33 850 883
East Ohio Gas Co. (The)
3.000% due 06/15/50 (Þ) 445 272
Eastern Energy Gas Holdings LLC
5.800% due 01/15/35 910 925
Elevance Health, Inc.
5.375% due 06/15/34 870 866
5.700% due 02/15/55 1,105 1,064
Energy Transfer, LP
4.000% due 10/01/27 655 641
6.100% due 12/01/28 325 337
5.250% due 04/15/29 1,560 1,568
3.750% due 05/15/30 546 510
5.950% due 05/15/54 1,030 992
EnLink Midstream Partners, LP
4.850% due 07/15/26 166 166
Entergy Corp.
3.750% due 06/15/50 508 360
5.750% due 06/01/54 750 739
Entergy Louisiana LLC
5.800% due 03/15/55 585 579
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 539 528
EPR Properties Co.
4.500% due 06/01/27 152 149
4.950% due 04/15/28 182 180
Equinix, Inc.
1.550% due 03/15/28 338 306
Essent Group, Ltd.
6.250% due 07/01/29 680 694

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Estee Lauder Cos., Inc. (The)
3.125% due 12/01/49 435 281
Expand Energy Corp.
5.700% due 01/15/35 1,180 1,161
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 361 376
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,189
FactSet Research Systems, Inc.
2.900% due 03/01/27 269 259
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 660 591
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 727
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 507 500
Fifth Third Bank NA
4.967% due 01/28/28 (SOFR +
0.810%)(Ê) 755 759
Florida Power & Light Co.
5.960% due 04/01/39 319 333
Ford Motor Credit Co. LLC
5.125% due 11/05/26 2,250 2,247
6.050% due 03/05/31 339 339
6.054% due 11/05/31 2,211 2,199
6.500% due 02/07/35 555 556
Fox Corp.
Series WI
5.576% due 01/25/49 275 255
FS KKR Capital Corp.
2.625% due 01/15/27 218 207
General Mills, Inc.
5.500% due 10/17/28 281 287
General Motors Co.
5.200% due 04/01/45 302 260
General Motors Financial Co., Inc.
2.400% due 04/10/28 273 252
4.900% due 10/06/29 1,375 1,352
5.750% due 02/08/31 1,175 1,191
5.950% due 04/04/34 1,165 1,168
Georgia Power Co.
5.250% due 03/15/34 935 930
Goldman Sachs Group, Inc. (The)
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,251
6.345% due 02/15/34 1,220 1,274
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 540 540
6.450% due 05/01/36 585 616
5.734% due 01/28/56 (SOFR +
1.696%)(Ê) 360 359
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 4,030 3,391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,165 1,129
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 318
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 678
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 488 500
HCA, Inc.
4.500% due 02/15/27 670 665
5.200% due 06/01/28 236 237
5.600% due 04/01/34 885 877
5.450% due 09/15/34 680 665
5.500% due 06/15/47 965 882
5.250% due 06/15/49 615 536
Series WI
3.125% due 03/15/27 263 254
Health Care Service Corp. A Mutual
Legal Reserve Co.
5.875% due 06/15/54 (Þ) 550 535
Hercules Capital, Inc.
2.625% due 09/16/26 324 310
3.375% due 01/20/27 227 218
Hess Corp.
6.000% due 01/15/40 1,500 1,560
5.600% due 02/15/41 315 309
5.800% due 04/01/47 440 440
Hewlett Packard Enterprise Co.
4.550% due 10/15/29 770 759
5.000% due 10/15/34 435 424
Hexcel Corp.
3.950% due 02/15/27 379 371
HF Sinclair Corp.
Series WI
5.000% due 02/01/28 965 958
Horizon Mutual Holdings, Inc.
Series 144A
6.200% due 11/15/34 (Þ) 1,000 979
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 1,435 1,599
Humana, Inc.
5.750% due 03/01/28 450 460
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 287 297
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30 1,080 1,084
Series WI
3.483% due 12/01/27 535 515
Hyatt Hotels Corp.
4.375% due 09/15/28 363 355
Hyundai Capital America
5.400% due 01/08/31 (Þ) 805 809
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 395 386
Intel Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 08/05/27 880 856
3.050% due 08/12/51 1,115 637
Series WI
3.734% due 12/08/47 414 278
Intercontinental Exchange, Inc.
5.250% due 06/15/31 715 725
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 555 511
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 432
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 165
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
5.125% due 02/01/28 529 529
6.500% due 12/01/52 1,065 1,084
Jersey Central Power & Light Co.
5.100% due 01/15/35 (Þ) 575 560
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,660 1,545
Series 2019
2.750% due 05/15/32 2,108 1,829
JPMorgan Chase & Co.
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 515 500
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,710
8.750% due 09/01/30 405 477
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 970 1,028
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 738
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 1,230 1,262
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 515
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,393
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 698
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 200 194
Kirby Corp.
4.200% due 03/01/28 195 190
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 208 169
Kroger Co. (The)
5.000% due 09/15/34 695 675
5.500% due 09/15/54 635 596
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 906
Las Vegas Sands Corp.
3.500% due 08/18/26 509 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Æ)(Ø) 1,450 1
Lennox International, Inc.
5.500% due 09/15/28 357 364
LKQ Corp.
Series WI
5.750% due 06/15/28 261 266
Main Street Capital Corp.
3.000% due 07/14/26 358 346
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,470 868
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 130
Merck & Co., Inc.
2.750% due 12/10/51 515 312
Mercury General Corp.
4.400% due 03/15/27 2,362 2,293
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 264 248
Meta Platforms, Inc.
5.400% due 08/15/54 710 687
5.550% due 08/15/64 665 645
Series WI
4.450% due 08/15/52 840 706
4.650% due 08/15/62 254 215
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 647
5.850% due 02/15/34 (Þ) 600 613
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 1,560 1,500
4.654% due 10/18/30 (SOFR +
1.100%)(Ê) 1,330 1,304
5.230% due 01/15/31 (SOFR +
1.108%)(Ê) 1,200 1,206
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,704
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 1,595 1,590
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 922
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 184 181
MPLX, LP
4.000% due 03/15/28 521 507
4.500% due 04/15/38 190 166
Nasdaq, Inc.
5.550% due 02/15/34 805 814
National Fuel Gas Co.
4.750% due 09/01/28 258 255
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 895
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 142
NextEra Energy Capital Holdings, Inc.
5.250% due 03/15/34 835 823

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.900% due 03/15/55 1,135 1,126
4.800% due 12/01/77 (USD 3 Month
LIBOR + 2.409%)(Ê) 204 196
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 299 286
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 332
NiSource, Inc.
5.350% due 04/01/34 1,035 1,027
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 (Þ) 405 417
NMI Holdings, Inc.
6.000% due 08/15/29 940 954
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 519
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 528 499
Occidental Petroleum Corp.
7.875% due 09/15/31 291 323
5.550% due 10/01/34 715 696
6.050% due 10/01/54 300 282
OGE Energy Corp.
5.450% due 05/15/29 735 747
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 615 605
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 257 254
Oncor Electric Delivery Co. LLC
Series WI
5.550% due 06/15/54 865 837
ONEOK, Inc.
4.550% due 07/15/28 291 288
Oracle Corp.
2.950% due 04/01/30 270 244
5.250% due 02/03/32 550 549
3.900% due 05/15/35 200 175
3.800% due 11/15/37 160 133
3.600% due 04/01/40 1,876 1,465
6.900% due 11/09/52 1,435 1,592
4.375% due 05/15/55 380 294
6.000% due 08/03/55 945 943
O'Reilly Automotive, Inc.
4.350% due 06/01/28 185 182
Owens Corning
4.400% due 01/30/48 344 278
Pacific Gas and Electric Co.
2.100% due 08/01/27 1,325 1,225
6.100% due 01/15/29 169 172
2.500% due 02/01/31 635 533
4.500% due 07/01/40 302 250
4.200% due 06/01/41 360 283
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 203
PacifiCorp
2.900% due 06/15/52 865 509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Paramount Global
6.875% due 04/30/36 665 681
5.900% due 10/15/40 380 334
4.600% due 01/15/45 235 176
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 429
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 517 464
Pfizer, Inc.
5.300% due 05/19/53 940 882
Philip Morris International, Inc.
4.375% due 11/01/27 1,200 1,192
Piedmont Operating Partnership, LP
9.250% due 07/20/28 222 244
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 715 730
Potomac Electric Power Co.
5.500% due 03/15/54 915 884
Prologis Targeted US Logistics Fund,
LP
5.250% due 01/15/35 (Þ) 720 704
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 331 328
Public Service Co. of Colorado
5.750% due 05/15/54 895 882
Public Service Co. of Oklahoma
5.200% due 01/15/35 985 955
Series G
6.625% due 11/15/37 115 122
Radian Group, Inc.
4.875% due 03/15/27 510 508
6.200% due 05/15/29 895 920
Regions Financial Corp.
1.800% due 08/12/28 250 225
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 337
Reynolds American, Inc.
8.125% due 05/01/40 695 808
Royalty Pharma PLC
5.900% due 09/02/54 885 841
RPM International, Inc.
3.750% due 03/15/27 336 329
RTX Corp.
6.100% due 03/15/34 970 1,022
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 515 501
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 815 818
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,751
Series WI
5.125% due 08/15/26 251 251
Santander Holdings USA, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 241
SBL Holdings, Inc.
7.200% due 10/30/34 (Þ) 260 252
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 79 75
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 293 282
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 182 178
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 361 350
Sprint Capital Corp.
6.875% due 11/15/28 263 279
8.750% due 03/15/32 1,345 1,608
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 1,898 1,904
Starbucks Corp.
4.300% due 06/15/45 314 257
Synchrony Financial
5.625% due 08/23/27 362 365
3.950% due 12/01/27 291 282
5.935% due 08/02/30 (SOFR +
2.130%)(Ê) 865 875
Synovus Financial Corp.
5.625% due 02/15/28 170 171
System Energy Resources, Inc.
6.000% due 04/15/28 155 160
5.300% due 12/15/34 600 586
Teledyne Technologies, Inc.
2.250% due 04/01/28 275 254
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,216 1,092
8.375% due 06/15/32 515 586
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 171
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 820
Time Warner Cable LLC
6.550% due 05/01/37 2,508 2,458
7.300% due 07/01/38 380 395
6.750% due 06/15/39 370 368
T-Mobile USA, Inc.
3.500% due 04/15/31 696 634
Series WI
2.050% due 02/15/28 289 267
4.500% due 04/15/50 1,330 1,091
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 506 497
Truist Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 984
5.711% due 01/24/35 (SOFR +
1.922%)(Ê) 1,010 1,021
Tyson Foods, Inc.
3.550% due 06/02/27 431 419
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,657 1,670
Series AA
4.150% due 08/25/31 598 567
2.700% due 05/01/32 653 577
UnitedHealth Group, Inc.
5.875% due 02/15/53 790 793
5.375% due 04/15/54 495 463
5.625% due 07/15/54 675 656
Universal Health Services, Inc.
Series WI
2.650% due 10/15/30 253 218
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 810 828
Verizon Communications, Inc.
7.750% due 12/01/30 925 1,048
Series WI
1.680% due 10/30/30 240 200
2.355% due 03/15/32 1,990 1,656
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 09/01/26 (Þ) 276 273
Virginia Electric & Power Co.
5.000% due 01/15/34 840 817
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 509 496
5.700% due 12/30/34 (Þ) 1,325 1,312
Volkswagen Group of America Finance
LLC
4.750% due 11/13/28 (Þ) 400 393
Vontier Corp.
Series WI
1.800% due 04/01/26 870 837
Voya Financial, Inc.
5.000% due 09/20/34 1,080 1,028
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 293
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,291 1,039
5.141% due 03/15/52 800 597
Waste Management, Inc.
4.500% due 03/15/28 1,235 1,232
WEA Finance LLC
4.125% due 09/20/28 (Þ) 183 175
Wells Fargo & Co.
5.064% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,504
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 2,021

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,250
5.244% due 01/24/31 (SOFR +
1.110%)(Ê) 1,035 1,040
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,043
5.950% due 12/15/36 100 100
Western Gas Partners, LP
4.750% due 08/15/28 302 297
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 240 238
Xcel Energy, Inc.
4.000% due 06/15/28 477 463
XPO, Inc.
6.250% due 06/01/28 (Þ) 202 205
Zions Bancorp NA
3.250% due 10/29/29 381 341
263,634
International Debt - 10.3%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 515 513
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 237 235
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 575 536
4.625% due 09/10/29 985 964
4.950% due 09/10/34 680 651
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 785 804
AGL CLO, Ltd.
Series 2025-37A Class A1
5.536% due 04/22/38 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 800 800
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 1,325 1,332
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 171
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 644
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 250
5.450% due 01/23/39 785 783
4.900% due 02/01/46 885 800
Series WI
4.439% due 10/06/48 370 311
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.459% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,019 2,019
ArcelorMittal SA
6.350% due 06/17/54 1,055 1,047
Ares Loan Funding VIII, Ltd.
Series 2025-ALF8 Class A1
5.543% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 590 590
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ares LVI CLO, Ltd.
Series 2025-56A Class A1R2
5.550% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 2,000 2,016
Ares LXVII CLO, Ltd.
Series 2025-67A Class A1R
1.000% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 1,640 1,641
AstraZeneca PLC
6.450% due 09/15/37 915 1,006
Avolon Holdings Funding, Ltd.
4.950% due 01/15/28 (Þ) 1,155 1,146
6.375% due 05/04/28 (Þ) 1,150 1,186
5.750% due 03/01/29 (Þ) 640 647
5.750% due 11/15/29 (Þ) 785 794
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,030 1,026
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 532 513
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 296 281
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 335 323
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 539 529
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,244
5.588% due 08/08/28 254 259
5.439% due 07/15/31 1,200 1,211
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 330 373
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 285 273
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 221
Barclays PLC
5.200% due 05/12/26 462 463
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,609
Barrick NA Finance LLC
5.750% due 05/01/43 500 494
BAT Capital Corp.
2.259% due 03/25/28 1,179 1,089
6.421% due 08/02/33 2,085 2,200
Series WI
4.390% due 08/15/37 800 692
BDS, Ltd.
Series 2021-FL7 Class A

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.795% due 06/16/36 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 291 291
Bellemeade Re, Ltd.
Series 2021-3A Class M1B
6.134% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 370 370
Series 2021-3A Class M1C
6.284% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,472
Series 2022-2 Class M1A
8.734% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 1,416 1,433
Series 2023-1 Class M1A
6.934% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 544 545
BNP Paribas SA
4.625% due 03/13/27 (Þ) 233 231
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 850 856
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 177 170
5.906% due 11/19/35 (SOFR +
1.920%)(Ê)(Þ) 725 714
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 199 190
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 164 161
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 245
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 556 538
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 431 423
Cencosud SA
4.375% due 07/17/27 (Þ) 477 468
Chile Electricity MPC SARL
6.010% due 01/20/33 (Þ) 1,414 1,438
CI Financial Corp.
3.200% due 12/17/30 2,073 1,774
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 280 264
Colombia Government International
Bond
7.750% due 11/07/36 670 657
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,231
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 196 186
Danske Bank A/S
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,460 1,472
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 1,335 1,301
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,157
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 870 855
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 474 461
Electricite de France SA
5.750% due 01/13/35 (Þ) 1,035 1,032
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 479 487
Emera US Finance, LP
Series WI
3.550% due 06/15/26 513 504
Enbridge, Inc.
5.700% due 03/08/33 443 449
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 64
Enel Chile SA
4.875% due 06/12/28 253 251
Enel Finance International NV
1.625% due 07/12/26 (Þ) 286 273
3.500% due 04/06/28 (Þ) 214 205
Eni USA, Inc.
5.950% due 05/15/54 (Þ) 720 697
Fairfax Financial Holdings, Ltd.
6.350% due 03/22/54 575 587
Series WI
4.850% due 04/17/28 232 231
Flatiron CLO 26, Ltd.
Series 2024-4A Class A
5.772% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,900 2,927
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 359
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 1,331 1,278
2.940% due 09/30/40 (Þ) 729 585
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.725% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 1,648 1,643
HSBC Holdings PLC
4.041% due 03/13/28 (CME Term
SOFR 3 Month + 1.808%)(Ê) 508 499
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 1,125 1,130
5.130% due 11/19/28 (SOFR +
1.040%)(Ê) 990 992

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.874% due 11/18/35 (SOFR +
1.900%)(Ê) 460 452
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 517 507
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 291
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 251
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 353 342
JDE Peet's NV
1.375% due 01/15/27 (Þ) 546 510
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 363 366
Lloyds Banking Group PLC
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 374 359
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,440 1,461
Magnetite XXVI, Ltd.
Series 2025-26A Class AR2
1.000% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,510 1,510
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 284 277
Mexico Government International
Bond
6.000% due 05/13/30 1,025 1,031
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 251 245
Mitsubishi UFJ Financial Group, Inc.
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,120
National Grid PLC
5.418% due 01/11/34 945 939
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,170 1,193
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 560
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 780 790
Nokia OYJ
4.375% due 06/12/27 509 500
Nordea Bank Abp
6.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.660%)(Ê) (ƒ) (Þ) 690 662
Oaktown Re, Ltd.
Series 2021-1A Class M1C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.734% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 552 557
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 300
Prosus NV
4.850% due 07/06/27 (Þ) 260 256
PTTEP Treasury Center Co, Ltd.
2.587% due 06/10/27 (Þ) 232 220
Regatta XX Funding, Ltd.
Series 2025-2A Class AR
1.000% due 01/15/38 (CME Term
SOFR 3 Month + 1.180%)(Ê)(Þ) 3,440 3,440
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 364 352
Royal Bank of Canada
Series GMTN
5.153% due 02/04/31 (SOFR +
1.030%)(Ê) 1,220 1,226
Royal Bank of Scotland Group PLC
4.892% due 05/18/29 (USD 3 Month
LIBOR + 1.754%)(Ê) 264 262
Royalty Pharma PLC
5.400% due 09/02/34 435 425
Sands China, Ltd.
Series WI
2.300% due 03/08/27 287 270
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
LIBOR + 1.400%)(Ê) 405 391
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 287
5.750% due 07/17/54 (Þ) 795 742
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 1,140 1,080
Scentre Group Trust 2
Series 144A
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 430 419
Sigma Finance Netherlands BV
4.875% due 03/27/28 (Þ) 286 280
SK Hynix, Inc.
5.500% due 01/16/27 (Þ) 155 156
Societe Generale SA
4.250% due 08/19/26 (Þ) 515 507
Series 144A
5.250% due 02/19/27 (Þ) 1,380 1,382
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 380 365
Standard Chartered PLC
6.750% due 02/08/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.850%)(Ê)(Þ) 203 209
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 446 450
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 2,112 2,077

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 455 443
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 62
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,170
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 199 198
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 438 421
United Utilities PLC
6.875% due 08/15/28 481 508
Var Energi ASA
8.000% due 11/15/32 (Þ) 436 489
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 541 522
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 277 264
Yara International ASA
3.800% due 06/06/26 (Þ) 260 256
4.750% due 06/01/28 (Þ) 177 175
100,309
Mortgage-Backed Securities - 27.3%
Arbor Realty CLO, Ltd.
Series 2021-FL4 Class A
6.074% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 2,446 2,448
Series 2022-FL1 Class A
6.256% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,808 1,808
Banc of America Mortgage Trust
Series 2004-D Class 2A2
6.419% due 05/25/34 (~)(Ê) 26 26
Series 2006-B Class 1A1
7.497% due 10/20/46 (~)(Ê) 2 2
BX Commercial Mortgage Trust
Series 2024-MDHS Class A
5.948% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,165 2,174
Series 2024-MDHS Class B
6.450% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 3,151 3,154
BX Trust
Series 2024-BIO Class C
7.249% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,339
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
7.057% due 12/15/37 (CME Term
SOFR 1 Month + 2.447%)(Ê)(Þ) 3,188 3,185
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
6.952% due 10/25/57 (CME Term
SOFR 1 Month + 2.364%)(Ê)(Þ) 944 965
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 2,963 2,997
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,345
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,539
DK Trust
Series 2024-SPBX Class A
6.109% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,295
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,687 1,688
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
6.244% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 3,543 3,531
Fannie Mae
2.600% due 2031 329 290
5.500% due 2033 9 9
5.500% due 2034 104 106
4.500% due 2035 151 149
6.000% due 2035 26 27
5.500% due 2036 77 79
5.500% due 2037 58 59
5.500% due 2038 246 251
6.000% due 2039 16 16
4.500% due 2040 55 54
5.500% due 2040 2 32 236
4.000% due 2041 65 62
3.500% due 2043 626 574
4.000% due 2043 68 64
4.000% due 2044 348 327
3.500% due 2045 4 95 448
4.000% due 2045 314 294
4.000% due 2046 700 65 2
4.500% due 2046 174 167
4.000% due 2047 222 207
4.500% due 2047 48 46
4.000% due 2048 284 263
5.000% due 2048 797 782
3.000% due 2049 2,450 2,091
4.000% due 2049 296 275
2.000% due 2051 4,085 3,217
4.000% due 2052 7,308 6,697
5.000% due 2052 2,848 2,761
5.500% due 2052 5,160 5,126
5.000% due 2053 6,339 6,140
5.500% due 2053 10,486 10,406
5.500% due 2054 7,383 7,319
30 Year TBA(Ï)
5.500% 10,788 10,650

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% 19,907 20,042
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 268 279
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 5 6
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,665 1,667
Freddie Mac
5.500% due 2032 4 4
7.500% due 2032 4 4
5.500% due 2034 9 9
4.000% due 2040 293 278
5.500% due 2041 85 87
3.500% due 2044 66 60
4.000% due 2044 220 207
4.000% due 2045 454 425
3.500% due 2046 57 51
4.000% due 2047 392 365
4.500% due 2048 153 147
3.000% due 2050 5,634 4,847
2.500% due 2051 1,261 1,045
3.500% due 2051 1,767 1,571
3.500% due 2052 3,860 3,421
4.000% due 2052 5,449 4,996
5.000% due 2052 2,908 2,818
5.500% due 2053 20,212 20,026
6.000% due 2054 4,892 4,927
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 104 107
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 192 195
Series 2006-3123 Class HT
5.000% due 03/15/26 5 5
Series 2010-3632 Class PK
5.000% due 02/15/40 36 36
Series 2012-4019 Class JD
3.000% due 05/15/41 29 28
Ginnie Mae
30 Year TBA(Ï)
5.000% 8,000 7,765
Ginnie Mae II
4.500% due 2042 72 70
2.500% due 2052 3,987 3,333
5.500% due 2053 1,354 1,348
30 Year TBA(Ï)
5.500% 17,839 17,697
6.000% 16,600 16,731
6.500% 8,300 8,456
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,328 2,301
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.678% due 01/13/40 (~)(Ê)(Þ) 1,257 1,273
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 146 126
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,951 1,705
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,841 2,611
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 462 405
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,181 1,989
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,758 2,413
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,288 1,118
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,328 1,150
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 580 502
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 814 724
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,870 1,873
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 930 932
MF1 LLC
Series 2022-FL9 Class A
6.756% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,043 3,046
Series 2023-FL12 Class A
6.677% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 3,018 3,035
Series 2024-FL14 Class A
6.348% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,102 2,110
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.221% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 1,786 1,784
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 77
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 13
Preston Ridge Partners Mortgage LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 3,406 3,331
RCKT Mortgage Trust
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 993 998
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 3,661 3,669
Saluda Grade Alternative Mortgage
Trust

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 1,553 1,582
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,489 1,357
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.743% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,117 1,116
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.875% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 2,955 2,949
264,720
Municipal Bonds - 0.1%
Maricopa County Industrial
Development Authority Revenue
Bonds
7.375% due 10/01/29 (Þ) 610 620
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 378 404
1,024
Non-US Bonds - 0.8%
Eurohome UK Mortgages PLC
Series 2007-1 Class A
5.160% due 06/15/44 (SONIA +
0.269%)(Ê)(Þ) GBP 444 547
Eurosail-UK PLC
Series 2007-2X Class A3C
5.169% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 3 4
Series 2014-4X Class A3
5.969% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 746 921
Parkmore Point RMBS PLC
Series 2022-1A Class A
6.282% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,022 1,270
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
5.172% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 242 296
Series 2006-NS4X Class A3A
5.192% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 626 762
Shamrock Residential
Series 2022-2 Class A
4.329% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 748 776
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.027% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 614
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 2,090 2,643
7,833
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Government Treasuries - 21.9%
United States Treasury Notes
0.500% due 02/28/26 5,170 4,968
1.625% due 05/15/26 8,419 8,147
1.500% due 08/15/26 9,281 8,909
6.750% due 08/15/26 12,280 12,719
6.500% due 11/15/26 4,720 4,912
0.625% due 03/31/27 5,327 4,937
2.375% due 05/15/27 4,803 4,612
0.500% due 05/31/27 4,958 4,554
0.625% due 12/31/27 5,471 4,934
2.750% due 02/15/28 6,391 6,119
1.125% due 02/29/28 1 1
1.250% due 03/31/28 8,137 7,422
2.875% due 05/15/28 6,246 5,982
1.250% due 09/30/28 8,155 7,322
3.125% due 11/15/28 6,937 6,655
1.500% due 11/30/28 6,737 6,078
2.375% due 05/15/29 4,850 4,485
1.625% due 08/15/29 3,558 3,171
3.625% due 08/31/29 7,065 6,861
4.000% due 10/31/29 1,771 1,745
4.375% due 12/31/29 1,275 1,277
0.625% due 05/15/30 5,001 4,126
0.625% due 08/15/30 5,923 4,840
0.875% due 11/15/30 6,400 5,266
1.125% due 02/15/31 4,248 3,523
1.625% due 05/15/31 4,069 3,451
1.250% due 08/15/31 4,753 3,901
4.500% due 12/31/31 1,465 1,470
1.875% due 02/15/32 4,959 4,193
3.500% due 02/15/33 7,275 6,790
4.500% due 11/15/33 5,382 5,374
4.000% due 02/15/34 1,900 1,826
4.250% due 11/15/34 3,200 3,126
4.500% due 02/15/36 2,950 2,956
1.125% due 08/15/40 3,097 1,856
1.375% due 11/15/40 3,563 2,215
1.875% due 02/15/41 1 1
2.250% due 05/15/41 2,192 1,562
1.750% due 08/15/41 1,564 1,018
3.125% due 11/15/41 1,780 1,437
2.750% due 11/15/42 3,977 2,982
3.750% due 11/15/43 1,515 1,307
3.125% due 08/15/44 1,692 1,318
4.625% due 11/15/44 3,710 3,603
2.875% due 08/15/45 3,070 2,272
3.000% due 02/15/48 3,342 2,459
3.125% due 05/15/48 3,256 2,446
3.375% due 11/15/48 1,567 1,228
1.250% due 05/15/50 1,457 692
1.375% due 08/15/50 1,126 550
1.625% due 11/15/50 4,172 2,179
1.875% due 02/15/51 4,234 2,358
2.000% due 08/15/51 4,074 2,329
1.875% due 11/15/51 3,879 2,141
2.250% due 02/15/52 2,073 1,258
3.625% due 05/15/53 1,856 1,510
4.750% due 11/15/53 1,710 1,690

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 08/15/54 2,090 1,907
4.500% due 11/15/54 3,115 2,968
211,938
Total Long-Term Investments
(cost $923,183) 899,867
Short-Term Investments - 15.5%
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,095
Barclays PLC
3.650% due 03/16/25 740 739
4.375% due 01/12/26 1,030 1,027
Celanese US Holdings LLC
6.050% due 03/15/25 491 491
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 1,059
Hyundai Capital America
5.800% due 06/26/25 (Þ) 470 471
JPMorgan Chase & Co.
7.750% due 07/15/25 260 264
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 875 880
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 1,025 1,003
Scentre Group Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,532
Synchrony Financial
Series BKNT
5.400% due 08/22/25 1,690 1,692
U.S. Cash Management Fund(@) 116,007,657
(∞)
115,984
UBS Group AG
Series WI
3.750% due 03/26/25 1,175 1,174
United States Treasury Bills
4.058% due 02/13/25 (ž) 1,600 1,598
3.271% due 02/25/25 (ž) 6,326 6,308
United States Treasury Notes
2.250% due 11/15/25 6,202 6,105
4.500% due 11/15/25 7,055 7,066
4.875% due 11/30/25 1,155 1,160
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 885 860
Total Short-Term Investments
(cost $150,542) 150,508
Total Investments - 108.3%
(identified cost $1,073,725) 1,050,375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - (8.3)%
(80,473)
Net Assets - 100.0%
969,902

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.6%
7-Eleven, Inc. 10/02/24 385,000 91.29 351
344
ABN AMRO Bank NV 12/07/21 515,000 99.84 513
514
AGL CLO, Ltd. 12/18/24 800,000 100.00 800
800
Aircastle, Ltd. 07/15/24 760,000 99.66 757
766
Aircastle, Ltd. 08/07/24 187,000 93.10 174
175
Alimentation Couche-Tard, Inc. 01/23/18 176,000 98.47 173
171
American Tower Trust #1 06/09/23 6,544,000 100.91 6,603
6,614
Anglo American Capital PLC 04/03/24 640,000 99.67 638
644
Antero Resources Corp. 12/11/24 289,000 98.55 285
283
Arbor Realty CLO, Ltd. 11/23/22 2,445,663 97.02 2,373
2,448
Arbor Realty CLO, Ltd. 11/22/24 1,808,097 99.98 1,808
1,808
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 1,385,787 99.66 1,381
1,385
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 2,018,764 100.12 2,021
2,019
Ares Loan Funding VIII, Ltd. 12/19/24 590,000 100.00 590
590
Ares LVI CLO, Ltd. 12/27/24 2,000,000 100.00 2,000
2,016
Ares LXVII CLO, Ltd. 01/21/25 1,640,000 100.00 1,640
1,641
Athene Global Funding 11/06/19 1,525,000 96.49 1,471
1,474
Athene Global Funding 09/24/24 855,000 94.10 805
791
Avolon Holdings Funding, Ltd. 12/05/23 1,150,000 100.23 1,153
1,186
Avolon Holdings Funding, Ltd. 01/16/24 640,000 99.29 635
647
Avolon Holdings Funding, Ltd. 05/08/24 785,000 99.28 779
794
Avolon Holdings Funding, Ltd. 12/03/24 1,155,000 99.61 1,151
1,146
AXIS Equipment Finance Receivables XIV LLC 07/18/24 1,660,000 99.99 1,660
1,671
AXIS Equipment Finance Receivables XIV LLC 07/23/24 1,205,000 100.14 1,207
1,210
BAE Systems PLC 03/19/24 1,030,000 99.51 1,025
1,026
Banco de Bogota SA 05/06/24 532,000 95.04 506
513
Banco de Credito del Peru 04/16/24 296,000 92.87 275
281
Banco de Credito e Inversiones SA 12/12/24 335,000 96.27 323
323
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 06/04/24 539,000 97.13 524
529
Bangkok Bank PCL 01/07/25 330,000 112.70 372
373
Barings CLO, Ltd. 12/20/24 3,260,000 100.00 3,260
3,290
BDS, Ltd. 05/14/21 291,334 99.02 288
291
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.19 1,449
1,472
Bellemeade Re, Ltd. 09/23/22 1,416,343 100.00 1,416
1,433
Bellemeade Re, Ltd. 02/15/23 370,012 97.82 362
370
Bellemeade Re, Ltd. 10/18/23 544,000 100.00 544
545
BNP Paribas SA 02/12/24 850,000 100.00 850
856
BNP Paribas SA 05/06/24 233,000 98.20 229
231
BNP Paribas SA 08/07/24 177,000 96.42 171
170
BNP Paribas SA 11/12/24 725,000 100.00 725
714
BRAVO Residential Funding Trust 10/09/24 873,106 100.00 873
874
Brighthouse Financial Global Funding 04/04/24 1,470,000 100.11 1,472
1,484
British Airways Pass-Through Trust 11/17/20 199,188 100.00 199
190
Broadcom, Inc. 05/05/20 895,000 84.31 755
781
Broadcom, Inc. 05/05/20 508,000 93.53 475
480
Brooklyn Union Gas Co. (The) 07/15/24 1,050,000 100.00 1,050
1,081
Business Jet Securities LLC 09/06/24 1,205,814 100.00 1,206
1,193
BX Commercial Mortgage Trust 05/02/24 2,165,177 99.76 2,160
2,174
BX Commercial Mortgage Trust 05/02/24 3,150,667 99.76 3,143
3,154
BX Trust 01/24/24 7,432,000 99.76 7,414
7,339
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,185
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.64 2,686
2,138
Cantor Fitzgerald, LP 11/14/22 605,000 96.51 584
595
Cemex SAB de CV 12/12/24 431,000 99.51 429
423
Cencosud SA 12/11/23 477,000 95.85 457
468
Chase Home Lending Mortgage Trust 07/22/20 944,446 100.00 944
965
Chase Home Lending Mortgage Trust 01/25/24 2,962,650 100.38 2,974
2,997
Chile Electricity MPC SARL 08/14/23 1,413,600 100.08 1,415
1,438
Citadel Finance LLC 03/03/21 590,000 99.89 589
578
Citadel, LP 09/11/19 625,000 99.92 624
620
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,400
2,345
CLI Funding IX LLC 07/24/24 1,544,873 100.49 1,552
1,553
Coca-Cola Icecek AS 07/12/24 280,000 93.93 264
265
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 104.39 320
316
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.83 99
110
Continental Resources, Inc. 10/25/24 515,000 95.13 490
491
Cooperatieve Rabobank UA 03/30/22 1,365,000 90.35 1,233
1,231
Credit Agricole SA 09/13/23 196,000 92.58 181
186

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Danske Bank A/S 09/19/23 1,460,000 100.00 1,460
1,472
Danske Bank A/S 09/25/24 1,335,000 100.00 1,335
1,301
DBGS Mortgage Trust 04/03/19 1,961,000 101.00 1,981
1,539
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 518,000 96.84 502
514
DK Trust 03/01/24 2,292,000 100.00 2,292
2,295
DLLAA LLC 07/25/23 2,059,000 100.00 2,059
2,102
Eagle RE, Ltd. 09/20/23 1,460,653 100.00 1,461
1,464
East Ohio Gas Co. (The) 07/12/24 445,000 63.41 282
272
Electricite de France SA 01/06/25 1,035,000 99.61 1,031
1,032
Element Fleet Management Corp. 07/28/23 479,000 100.26 480
487
Ellington Financial Mortgage Trust 12/10/24 1,686,909 100.00 1,687
1,688
ELP Commercial Mortgage Trust 09/19/23 3,542,876 97.80 3,465
3,531
Enel Finance International NV 07/27/23 286,000 94.05 269
273
Enel Finance International NV 07/12/24 214,000 95.34 204
205
Eni USA, Inc. 05/08/24 720,000 98.84 712
697
Eurohome UK Mortgages PLC 03/18/24 GBP 443,523 126.05 559
547
Eurosail-UK PLC 11/14/22 GBP 3,204 116.23 4
4
Eurosail-UK PLC 11/23/22 GBP 746,054 118.72 886
921
F&G Global Funding 06/23/21 1,245,000 96.49 1,201
1,189
Farmers Exchange Capital III 10/12/16 660,000 93.74 619
591
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
727
Ferguson Finance PLC 03/06/24 507,000 98.23 498
500
FIGRE Trust 04/28/23 640,474 99.43 637
643
FIGRE Trust 03/19/24 2,579,064 100.03 2,580
2,613
FIGRE Trust 07/19/24 751,904 101.27 761
765
FIGRE Trust 09/09/24 1,437,609 100.00 1,438
1,422
FIGRE Trust 10/31/24 1,274,978 100.11 1,276
1,276
FIGRE Trust 12/11/24 1,664,984 100.00 1,665
1,667
Flatiron CLO 26, Ltd. 11/01/24 2,900,000 100.00 2,900
2,927
GA Global Funding Trust 01/08/21 1,090,000 97.85 1,067
1,059
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 1,331,369 96.16 1,280
1,278
Galaxy Pipeline Assets Bidco, Ltd. 09/20/23 728,789 79.75 581
585
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
678
GS Mortgage Securities Trust 08/04/23 2,328,000 96.11 2,237
2,301
Harley-Davidson Financial Services, Inc. 04/16/24 488,000 100.65 491
500
Health Care Service Corp. A Mutual Legal Reserve Co. 06/05/24 550,000 99.69 548
535
HGI CRE CLO, Ltd. 09/17/21 1,648,457 97.89 1,614
1,643
Horizon Mutual Holdings, Inc. 10/31/24 1,000,000 99.74 997
979
Hudson Yards Mortgage Trust 01/07/25 1,257,000 100.00 1,257
1,273
Hyundai Capital America 06/21/23 470,000 99.98 470
471
Hyundai Capital America 01/03/24 805,000 99.69 802
809
Imperial Brands Finance PLC 07/28/23 517,000 96.87 501
507
Indianapolis Power & Light Co. 03/07/24 395,000 99.85 394
386
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 95.15 293
291
InRetail Consumer 12/11/23 272,000 90.43 246
251
International Flavors & Fragrances, Inc. 08/03/22 555,000 92.04 511
511
Intesa Sanpaolo SpA 11/14/24 353,000 96.98 342
342
JDE Peet's NV 02/07/24 546,000 93.10 508
510
Jersey Central Power & Light Co. 12/02/24 575,000 99.65 573
560
JPMorgan Mortgage Trust 03/30/21 145,741 101.92 149
126
JPMorgan Mortgage Trust 04/26/21 2,841,358 101.59 2,887
2,611
JPMorgan Mortgage Trust 06/24/21 2,181,163 102.33 2,232
1,989
JPMorgan Mortgage Trust 02/24/22 579,528 97.66 566
502
JPMorgan Mortgage Trust 04/27/22 813,777 95.86 780
724
JPMorgan Mortgage Trust 01/19/23 1,328,232 90.07 1,196
1,150
JPMorgan Mortgage Trust 01/30/23 1,950,556 89.31 1,742
1,705
JPMorgan Mortgage Trust 01/31/23 462,420 89.45 414
405
JPMorgan Mortgage Trust 03/10/23 2,757,945 88.54 2,442
2,413
JPMorgan Mortgage Trust 04/20/23 1,287,721 88.53 1,140
1,118
JPMorgan Mortgage Trust 06/22/23 1,546,060 100.00 1,546
1,556
JPMorgan Mortgage Trust 05/29/24 1,870,400 100.21 1,874
1,873
JPMorgan Mortgage Trust 01/29/25 930,000 100.00 930
932
KeySpan Gas East Corp. 07/28/23 200,000 95.24 190
194
Kubota Credit Owner Trust 02/14/24 2,236,000 99.98 2,236
2,263
Kubota Credit Owner Trust 06/18/24 830,000 99.99 830
841
LG Energy Solution, Ltd. 06/04/24 363,000 100.14 364
366
Magnetite XXVI, Ltd. 01/28/25 1,510,000 100.00 1,510
1,510
Maricopa County Industrial Development Authority Revenue Bonds 11/22/24 610,000 100.00 610
620

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Massachusetts Mutual Life Insurance Co. 11/18/21 1,470,000 73.31 1,078
868
Meritage Homes Corp. 10/02/24 264,000 96.18 254
248
MF1 LLC 05/13/22 3,043,341 99.16 3,018
3,046
MF1 LLC 09/29/23 3,018,000 99.53 3,004
3,035
MF1 LLC 01/30/24 2,102,000 99.76 2,097
2,110
MHC Commercial Mortgage Trust 04/06/21 1,786,212 99.38 1,775
1,784
MISC Capital Two Labuan, Ltd. 11/14/24 251,000 97.43 245
245
MMAF Equipment Finance LLC 01/17/24 1,500,000 99.99 1,500
1,511
MMAF Equipment Finance LLC 07/08/24 1,086,790 96.84 1,053
1,071
MMAF Equipment Finance LLC 01/22/25 1,350,000 99.96 1,349
1,356
Monongahela Power Co. 07/26/23 665,000 95.90 638
647
Monongahela Power Co. 09/12/23 600,000 99.46 597
613
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.21 13
13
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.76 77
77
Nationwide Mutual Insurance Co. 09/15/23 700,000 125.24 877
895
New York Life Insurance Co. 04/08/20 195,000 99.45 194
142
NGPL PipeCo LLC 10/02/19 297,000 123.28 366
332
Nissan Motor Acceptance Co. LLC 01/07/25 405,000 103.29 418
417
Nordea Bank Abp 09/19/24 690,000 100.00 690
662
NRG Energy, Inc. 04/16/24 558,000 91.52 511
519
Oaktown Re, Ltd. 08/23/23 551,597 101.53 560
557
Ohio National Financial Services, Inc. 01/16/20 615,000 103.51 637
605
Open Text Corp. 08/01/23 290,000 101.31 294
300
Pacific Life Insurance Co. 06/15/18 255,000 92.44 236
203
Parkmore Point RMBS PLC 02/07/23 GBP 1,021,505 118.48 1,210
1,270
Pernod Ricard International Finance LLC 10/02/24 517,000 91.17 471
464
Preston Ridge Partners Mortgage LLC 06/09/23 3,406,077 94.02 3,202
3,331
Prologis Targeted US Logistics Fund, LP 08/08/24 720,000 99.38 716
704
Prosus NV 08/01/23 260,000 97.16 253
256
PTTEP Treasury Center Co, Ltd. 11/14/24 232,000 94.86 220
220
RCKT Mortgage Trust 02/15/24 1,427,174 99.99 1,427
1,435
RCKT Mortgage Trust 03/19/24 1,970,442 99.99 1,970
1,986
RCKT Mortgage Trust 06/27/24 2,340,813 101.15 2,368
2,380
RCKT Mortgage Trust 08/14/24 1,424,374 99.99 1,424
1,422
RCKT Mortgage Trust 12/12/24 3,661,425 100.00 3,661
3,669
RCKT Mortgage Trust 12/12/24 993,174 100.68 1,000
998
Regatta XX Funding, Ltd. 01/28/25 3,440,000 100.00 3,440
3,440
Reliance Industries, Ltd. 02/07/24 364,000 96.35 351
352
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.45 389
337
RMAC Securities No. 1 PLC 04/15/21 GBP 626,027 133.70 837
762
RMAC Securities No. 1 PLC 04/15/21 GBP 242,428 134.64 326
296
Sabal Trail Transmission LLC 08/07/24 515,000 98.10 505
501
Saluda Grade Alternative Mortgage Trust 02/07/24 974,907 102.07 995
997
Saluda Grade Alternative Mortgage Trust 04/05/24 3,019,820 99.99 3,020
3,026
Saluda Grade Alternative Mortgage Trust 10/16/24 1,553,233 101.39 1,575
1,582
Saudi Arabian Oil Co. 08/01/23 336,000 88.50 297
287
Saudi Arabian Oil Co. 07/10/24 795,000 97.48 775
742
Saudi Government International Bond 01/08/24 1,140,000 97.82 1,115
1,080
SBL Holdings, Inc. 10/23/24 260,000 99.70 259
252
Scentre Group Trust 2 05/19/20 1,550,000 98.53 1,527
1,532
Scentre Group Trust 2 09/25/24 430,000 98.24 422
419
Sequoia Mortgage Trust 05/06/21 1,488,991 102.47 1,526
1,357
Shamrock Residential 11/20/23 EUR 747,741 109.37 818
776
Sigma Finance Netherlands BV 12/11/24 286,000 99.04 283
280
SK Hynix, Inc. 11/14/24 155,000 100.91 156
156
Smithfield Foods, Inc. 06/04/24 182,000 97.13 177
178
Societe Generale SA 01/10/24 515,000 97.97 505
507
Societe Generale SA 11/12/24 1,380,000 100.00 1,380
1,382
Sodexo, Inc. 11/06/23 380,000 95.26 362
365
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,898,000 99.74 1,893
1,904
Standard Chartered PLC 11/14/24 203,000 103.33 210
209
Suzano Austria GmbH 10/17/23 446,000 99.72 445
450
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
614
TCO Commercial Mortgage Trust 12/06/24 1,117,000 99.75 1,114
1,116
Tennessee Gas Pipeline Co. LLC 11/14/22 1,216,000 88.27 1,073
1,092
Texas Eastern Transmission, LP 11/13/19 178,000 101.41 181
171
Textainer Marine Containers VII, Ltd. 08/06/24 2,112,000 100.00 2,112
2,077

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Towd Point HE Trust 02/24/23 2,181,770 100.07 2,183
2,183
Towd Point Mortgage Trust 08/17/20 297,041 101.65 302
288
Triton Container International, Ltd. 04/06/21 1,215,000 97.11 1,180
1,170
UBS Group AG 11/14/24 199,000 99.45 198
198
UniCredit SpA 12/11/23 438,000 94.86 415
421
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 2,090,000 127.07 2,656
2,643
Var Energi ASA 08/01/23 436,000 106.50 464
489
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 276,000 97.00 268
273
Vistra Operations Co. LLC 05/06/24 509,000 96.21 490
496
Vistra Operations Co. LLC 11/19/24 1,325,000 100.06 1,326
1,312
Volkswagen Group of America Finance LLC 11/14/22 885,000 96.86 857
860
Volkswagen Group of America Finance LLC 01/07/25 400,000 97.27 389
393
WEA Finance LLC 01/07/25 183,000 95.22 174
175
Weir Group PLC (The) 01/10/24 541,000 96.04 520
522
Wells Fargo Commercial Mortgage Trust 11/15/22 2,955,424 94.18 2,783
2,949
Wipro IT Services LLC 07/31/23 277,000 94.76 262
264
XPO, Inc. 12/11/24 202,000 102.05 206
205
Yara International ASA 12/06/22 260,000 97.36 253
256
Yara International ASA 12/11/24 177,000 99.26 176 175
238,141
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 152 GBP 28,202 03/25
(428)
United States 2 Year Treasury Note Futures 258 USD 106,102 03/25
(31)
United States 5 Year Treasury Note Futures 274 USD 58,302 03/25
(203)
United States 10 Year Treasury Note Futures 581 USD 126,476 03/25
(696)
United States 10 Year Ultra Treasury Note Futures 1,292 USD 287,793 03/25
(1,748)
United States Treasury Long Bond Futures 92 USD 20,959 03/25
(242)
United States Treasury Ultra Bond Futures 214 USD 50,704 03/25 (1,127)
Short Positions
Euro-Bund Futures 156 EUR 41,346 03/25
711
Japanese 10 Year Government Bond Futures 9 JPY 2,532,060 03/25
100
Japanese 10 Year Mini Government Bond Futures 12 JPY 337,776 03/25
9
Long Gilt Futures 8 GBP 1,484 03/25
14
United States 2 Year Treasury Note Futures 313 USD 128,721 03/25
91
United States 5 Year Treasury Note Futures 542 USD 115,327 03/25
167
United States 10 Year Ultra Treasury Note Futures 336 USD 74,844 03/25
893
United States Treasury Long Bond Futures 48 USD 10,935 03/25 22
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,468)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 856 USD 925 02/07/25 37
Bank of New York USD 2,437 NOK 27,723 02/10/25 13
Citigroup USD 2,438 NOK 27,723 02/10/25 11
Citigroup SEK 17,998 USD 1,623 02/10/25 (1)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC CHF 4,395 USD 4,853 02/10/25 24
JPMorgan Chase USD 3,293 GBP 2,590 02/07/25 (81)
Royal Bank of Canada USD 1,611 EUR 1,563 02/10/25 11
Royal Bank of Canada USD 375 GBP 300 02/07/25 (3)
Royal Bank of Canada GBP 1,951 USD 2,419 02/10/25 —
State Street USD 805 EUR 772 02/10/25 (5)
State Street USD 2,432 GBP 1,951 02/10/25 (14)
State Street USD 15 JPY 2,245 02/10/25 —
State Street USD 12 SEK 133 02/10/25 —
State Street CHF 14 USD 15 02/10/25 —
State Street GBP 8,760 USD 11,294 02/07/25 432
State Street JPY 128,580 USD 821 02/10/25 (8)
State Street NOK 439 USD 39 02/10/25 —
UBS AUD 5,197 USD 3,239 02/10/25 9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 425
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 50,409 $ —
$ —
$ 50,409
Corporate Bonds and Notes — 263,634 —
—
263,634
International Debt — 100,309 —
—
100,309
Mortgage-Backed Securities — 264,720 —
—
264,720
Municipal Bonds — 1,024 —
—
1,024
Non-US Bonds — 7,833 —
—
7,833
United States Government Treasuries — 211,938 —
—
211,938
Short-Term Investments — 34,524 — 115,984 150,508
Total Investments
— 934,391 — 115,984 1,050,375
Other Financial Instruments
Assets
Futures Contracts 2,007 — — — 2,007
Foreign Currency Exchange Contracts — 537 — — 537
Liabilities
Futures Contracts (4,475) — — — (4,475)
Foreign Currency Exchange Contracts — (112) — — (112)
Total Other Financial Instruments
*
$ (2,468) $ 425 $ — $ — $ (2,043)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
1,951
Belgium ..............................................................................................
2,144
Bermuda .............................................................................................
7,011
Brazil ..................................................................................................
881
Canada ................................................................................................
9,660
Cayman Islands ..................................................................................
12,309
Chile ...................................................................................................
3,018
China ..................................................................................................
2,333
Colombia ............................................................................................
1,170
Denmark .............................................................................................
2,773
Finland ...............................................................................................
1,162
France .................................................................................................
5,443
Germany .............................................................................................
3,333
India ...................................................................................................
616
Ireland ................................................................................................
8,118
Italy ....................................................................................................
1,938
Japan ..................................................................................................
1,120
Jersey ..................................................................................................
4,568
Luxembourg .......................................................................................
1,047
Macao .................................................................................................
270
Malaysia .............................................................................................
245
Mexico ...............................................................................................
2,554
Netherlands ........................................................................................
2,489
Norway ...............................................................................................
489
Peru ....................................................................................................
532
Poland ................................................................................................
—
Saudi Arabia .......................................................................................
2,109
South Africa .......................................................................................
644
South Korea .......................................................................................
522
Spain ..................................................................................................
2,714
Switzerland ........................................................................................
1,372
Thailand .............................................................................................
593
Turkey ................................................................................................
264
United Arab Emirates .........................................................................
1,863
United Kingdom .................................................................................
27,683
United States ......................................................................................
935,437
Total Investments ............................................................................... 1,050,375
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 165,912 $ 138,113 $ 188,030 $ 7 $ (18) $ 115,984 $ 1,570 $ —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.6%
Asset-Backed Securities - 14.3%
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 78 78
Alinea CLO Ltd.
Series 2025-1A Class AR
1.000% due 07/20/31 (CME Term
SOFR 3 Month + 0.900%)(Ê)(Þ) 840 840
American Express Credit Account
Master Trust
Series 2022-3 Class A
3.750% due 08/15/27 500 498
Series 2024-1 Class A
5.230% due 04/16/29 700 711
American Homes 4 Rent Trust
Series 2015-SFR1 Class A
3.467% due 04/17/52 2 2
AMSR Trust
Series 2020-SFR2 Class A
1.632% due 07/17/37 (Þ) 753 744
Series 2020-SFR4 Class A
1.355% due 11/17/37 (Þ) 829 810
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 323 315
Series 2021-SFR2 Class A
1.527% due 08/17/38 (Þ) 2,659 2,540
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 150 144
Apidos CLO XXVI
Series 2024-12A Class ARR
5.736% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 101 102
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 930 923
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 1,540 1,569
Bank of America Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/15/28 200 201
Series 2024-A1 Class A
4.930% due 05/15/29 280 283
Battalion CLO XV, Ltd.
Series 2020-15A Class A1RR
5.284% due 01/17/33 (~)(Ê) 1,465 1,465
Capital One Multi-Asset Execution
Trust
Series 2022-A3 Class A
4.950% due 10/15/27 1,000 1,003
CarMax Auto Owner Trust
Series 2024-1 Class B
5.170% due 08/15/29 75 76
Series 2024-2 Class A3
5.500% due 01/16/29 235 238
Series 2025-1 Class A3
4.840% due 01/15/30 275 276
CarVal CLO XI C, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-3A Class A1
5.961% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 182
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,097
Series 2024-A1 Class A
4.600% due 01/16/29 960 962
DLLAA LLC
Series 2025-1A Class A3
4.950% due 09/20/29 (Þ) 320 321
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
5.813% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 131
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 31 31
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 08/17/37 (Þ) 447 438
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 504 493
Series 2022-SFR3 Class A
4.250% due 07/17/38 (Þ) 1,448 1,434
Ford Credit Auto Owner Trust
Series 2023-B Class A3
5.230% due 05/15/28 770 776
Ford Credit Floorplan Master Owner
Trust A
Series 2024-1 Class A1
5.290% due 04/15/29 (Þ) 450 456
GECU Auto Receivables Trust
Series 2023-1A Class A3
5.630% due 08/15/28 (Þ) 270 273
Golden Credit Card Trust
Series 2021-1A Class A
1.140% due 08/15/28 (Þ) 1,000 949
GoldenTree Loan Management US
CLO 4, Ltd.
Series 2024-4A Class ARR
5.785% due 04/24/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 152 152
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 143 117
Hertz Vehicle Financing III LLC
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 975 1,004
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 3,845 3,639
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 236
Hertz Vehicle Financing LLC
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 890 838
Hilton Grand Vacations Trust
Series 2020-AA Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.740% due 02/25/39 (Þ) 94 91
HINNT LLC
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 167 168
Home Partners of America Trust
Series 2019-2 Class B
2.922% due 10/19/39 (Þ) 888 835
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 979 867
Honda Auto Receivables Owner Trust
Series 2023-3 Class A2
5.710% due 03/18/26 147 147
Series 2024-1 Class A2
5.360% due 09/15/26 347 348
Series 2024-2 Class A2
5.480% due 11/18/26 177 177
Hyundai Auto Receivables Trust
Series 2023-A Class A3
4.580% due 04/15/27 347 347
Series 2024-A Class A2A
5.290% due 04/15/27 678 680
Invitation Homes Trust
Series 2024-SFR1 Class A
4.000% due 09/17/41 (Þ) 190 182
John Deere Owner Trust
Series 2024-A Class A2A
5.190% due 02/16/27 851 853
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
5.002% due 01/25/37 (CME Term
SOFR 1 Month + 0.414%)(Ê) 226 220
M&T Bank Auto Receivables Trust
Series 2024 -A Class A3
5.220% due 02/17/32 (Þ) 1,315 1,329
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 284
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A4
4.710% due 02/15/29 1,020 1,022
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A2A
4.500% due 02/15/28 1,250 1,249
Merchants Fleet Funding LLC
Series 2024-1A Class A
5.820% due 04/20/37 (Þ) 300 303
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
5.557% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 97 97
MVW LLC
Series 2021-1WA Class A
1.140% due 01/22/41 (Þ) 84 79
Navient Private Education Refi Loan
Trust
Series 2020-DA Class A
1.690% due 05/15/69 (Þ) 102 95
Series 2021-BA Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.940% due 07/15/69 (Þ) 141 126
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 167 162
Navistar Financial Dealer Note Master
Trust
Series 2024-1 Class A
5.590% due 04/25/29 (Þ) 195 197
Series 2024-1 Class B
5.790% due 04/25/29 (Þ) 100 101
Nelnet Student Loan Trust
Series 2021-A Class A2
5.443% due 04/20/62 (CME Term
SOFR 1 Month + 1.144%)(Ê)(Þ) 385 387
NextGear Floorplan Master Owner
Trust
Series 2024-2A Class A2
4.420% due 09/15/29 (Þ) 500 496
Nissan Auto Lease Trust
Series 2025-A Class B
5.030% due 02/15/29 265 266
Series 2025-A Class C
5.110% due 06/15/29 265 265
Nissan Auto Receivables Owner Trust
Series 2023-A Class A2A
5.340% due 02/17/26 14 14
Series 2023-B Class A2A
5.950% due 05/15/26 440 441
Nissan Master Owner Trust Receivables
Series 2024-B Class A
5.050% due 02/15/29 (Þ) 235 237
Octagon Investment Partners 47, Ltd.
Series 2025-1A Class XR2
5.335% due 01/22/38 (CME Term
SOFR 3 Month + 1.050%)(Ê)(Þ) 495 495
Palmer Square Loan Funding, Ltd.
Series 2024-1A Class A1
6.161% due 10/15/32 (CME Term
SOFR 3 Month + 1.050%)(Ê)(Þ) 258 258
Progress Residential Trust
Series 2021-SFR2 Class A
1.546% due 04/19/38 (Þ) 334 325
Series 2021-SFR4 Class A
1.558% due 05/17/38 (Þ) 772 745
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 180 172
Series 2022-SFR2 Class A
2.950% due 04/17/27 (Þ) 532 510
Series 2025-SFR1 Class A
3.400% due 02/17/42 (Þ) 795 735
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (Ê)(Þ) 1,347 1,355
SBNA Auto Lease Trust
Series 2023-A Class A4
6.520% due 04/20/28 (Þ) 950 970
SFS Auto Receivables Securitization
Trust
Series 2024-1A Class A3
4.950% due 05/21/29 (Þ) 170 171

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-3A Class A3
4.550% due 06/20/30 (Þ) 700 698
SLM Student Loan Trust
Series 2006-B Class A5
5.478% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 166 163
SMB Private Education Loan Trust
Series 2023-B Class A1B
6.606% due 10/16/56 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 223 231
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 208 209
STAR Trust
Series 2022-SFR3 Class A
6.259% due 05/17/39 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,628 1,628
Series 2024-SFR4 Class A
6.359% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 1,719 1,729
Synchrony Card Funding LLC
Series 2023-A1 Class A
5.540% due 07/15/29 160 162
Series 2024-A1 Class A
5.040% due 03/15/30 920 927
Tesla Sustainable Energy Trust
Series 2024-1A Class A2
5.080% due 06/21/50 (Þ) 605 605
THL Credit Wind River CLO, Ltd.
Series 2024-3A Class AR2
5.362% due 04/15/31 (CME Term
SOFR 3 Month + 1.060%)(Ê)(Þ) 2,324 2,332
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 1,028 1,029
Towd Point Mortgage Trust
Series 2024-CES1 Class A1A
5.848% due 01/25/64 (~)(Ê)(Þ) 1,221 1,226
Toyota Auto Loan Extended Note Trust
Series 2022-1A Class A
3.820% due 04/25/35 (Þ) 400 393
Toyota Auto Receivables Owner Trust
Series 2022-D Class A3
5.300% due 09/15/27 1,089 1,095
Series 2023-B Class A2A
5.280% due 05/15/26 199 199
Series 2024-A Class A2A
5.130% due 12/15/26 157 157
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,802 1,650
Tricon Residential Trust
Series 2024-SFR2 Class A
4.750% due 06/17/40 (Þ) 225 223
Series 2024-SFR4 Class A
4.300% due 11/17/29 (Þ) 185 179
Verizon Master Trust
Series 2024-3 Class A1A
5.340% due 04/22/30 500 508
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-6 Class A1A
4.170% due 08/20/30 700 693
Series 2025-1 Class B
4.940% due 01/21/31 315 316
Series 2025-1 Class C
5.090% due 01/21/31 335 336
Voya CLO, Ltd.
Series 2024-3A Class A1R2
5.856% due 10/15/31 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 142 142
WF Card Issuance Trust
Series 2024-A1 Class A
4.940% due 02/15/29 610 616
World Omni Auto Receivables Trust
Series 2024-B Class A3
5.270% due 09/17/29 950 961
Zais CLO 13, Ltd.
Series 2024-13A Class A1AR
5.956% due 07/15/32 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 130 130
62,685
Corporate Bonds and Notes - 33.9%
AbbVie, Inc.
4.800% due 03/15/27 715 719
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 584
Aircastle, Ltd.
4.250% due 06/15/26 507 502
2.850% due 01/26/28 (Þ) 231 216
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 443 439
Alcoa, Inc.
6.750% due 01/15/28 551 581
Alphabet, Inc.
0.800% due 08/15/27 1,800 1,650
Altria Group, Inc.
4.400% due 02/14/26 430 429
American Airlines Group, Inc.
8.500% due 05/15/29 (Þ) 90 95
American Express Co.
1.650% due 11/04/26 1,900 1,807
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 970 980
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 600 604
Amgen, Inc.
2.200% due 02/21/27 50 48
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,300 1,276
Ares Capital Corp.
2.150% due 07/15/26 609 584
2.875% due 06/15/28 181 167
AT&T, Inc.
1.700% due 03/25/26 2,200 2,128
4.350% due 03/01/29 1,490 1,462
Avangrid, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.800% due 06/01/29 585 556
Avery Dennison Corp.
4.875% due 12/06/28 590 589
Aviation Capital Group LLC
1.950% due 09/20/26 (Þ) 706 673
Bank of America Corp.
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,800 1,796
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 440 421
2.551% due 02/04/28 (SOFR +
1.050%)(Ê) 1,000 957
5.162% due 01/24/31 (SOFR +
1.000%)(Ê) 1,650 1,655
Series frn
5.212% due 01/24/29 (SOFR +
0.830%)(Ê) 1,585 1,585
Bank of New York Mellon Corp. (The)
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 2,000 1,997
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 236
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 623 599
Becton Dickinson & Co.
Series WI
6.700% due 12/01/26 175 181
Berry Global, Inc.
Series WI
1.650% due 01/15/27 709 667
Blue Owl Capital Corp.
3.400% due 07/15/26 593 576
Boeing Co. (The)
2.196% due 02/04/26 505 492
Bristol-Myers Squibb Co.
4.900% due 02/22/27 2,685 2,707
Broadcom, Inc.
4.150% due 02/15/28 635 624
5.050% due 07/12/29 1,240 1,245
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26 680 667
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 31 31
Carnival Corp.
10.375% due 05/01/28 (Þ) 80 85
CDW LLC / CDW Finance Corp.
4.250% due 04/01/28 609 594
Centene Corp.
2.450% due 07/15/28 730 661
Series WI
4.250% due 12/15/27 90 87
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 666 662
Charles Schwab Corp. (The)
5.875% due 08/24/26 60 61
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.150% due 11/10/26 567 578
Chevron Corp.
2.954% due 05/16/26 1,800 1,769
Choice Hotels International, Inc.
3.700% due 12/01/29 239 223
Cigna Group (The)
3.050% due 10/15/27 80 77
Citigroup, Inc.
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 695 666
CMS Energy Corp.
3.000% due 05/15/26 683 668
CNH Industrial Capital LLC
1.450% due 07/15/26 765 730
CNO Financial Group, Inc.
5.250% due 05/30/29 665 661
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 210 213
6.042% due 08/15/28 (Þ) 565 581
Comerica, Inc.
4.000% due 02/01/29 603 575
Conagra Brands, Inc.
1.375% due 11/01/27 622 566
Constellation Brands, Inc.
3.700% due 12/06/26 965 948
3.600% due 02/15/28 429 414
Consumers Energy Co.
4.900% due 02/15/29 875 878
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 190 181
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 133 137
CVS Health Corp.
3.625% due 04/01/27 100 97
3.250% due 08/15/29 573 526
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 668 663
Devon Energy Corp.
Series WI
5.250% due 10/15/27 250 250
Diamondback Energy, Inc.
5.200% due 04/18/27 100 101
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 18
DTE Energy Co.
4.950% due 07/01/27 865 868
Enstar Group, Ltd.
4.950% due 06/01/29 676 664
Enterprise Products Operating LLC
3.700% due 02/15/26 240 238
4.600% due 01/11/27 700 701
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 711 694
EPR Properties Co.
4.750% due 12/15/26 631 626

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EQT Corp.
3.125% due 05/15/26 (Þ) 290 283
Equinix, Inc.
1.550% due 03/15/28 446 404
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 373
Exxon Mobil Corp.
3.043% due 03/01/26 1,800 1,775
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 592
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 596
Florida Power & Light Co.
5.050% due 04/01/28 560 566
Ford Motor Credit Co. LLC
5.800% due 03/05/27 445 449
4.950% due 05/28/27 855 849
Fortinet, Inc.
1.000% due 03/15/26 310 298
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 625
FS KKR Capital Corp.
2.625% due 01/15/27 586 557
3.250% due 07/15/27 205 195
General Motors Financial Co., Inc.
5.400% due 05/08/27 915 924
4.300% due 04/06/29 735 709
Georgia Power Co.
5.004% due 02/23/27 210 212
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 162
GFL Environmental, Inc.
5.125% due 12/15/26 (Þ) 90 90
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 500 506
Goldman Sachs Group, Inc. (The)
5.414% due 05/21/27 (SOFR +
0.750%)(Ê) 1,175 1,185
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 560 557
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,650 1,599
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 584
Haleon US Capital LLC
Series WI
3.375% due 03/24/27 1,035 1,007
Harley-Davidson Financial Services,
Inc.
3.050% due 02/14/27 (Þ) 706 673
Hasbro, Inc.
3.900% due 11/19/29 236 222
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 694 673
HCA, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 06/01/28 585 588
Hercules Capital, Inc.
3.375% due 01/20/27 706 677
Hexcel Corp.
3.950% due 02/15/27 607 595
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 496
Highwoods Properties, Inc.
4.125% due 03/15/28 644 621
Home Depot, Inc. (The)
4.875% due 06/25/27 745 752
Honeywell International, Inc.
2.500% due 11/01/26 1,400 1,355
Huntsman International LLC
4.500% due 05/01/29 746 713
Hyatt Hotels Corp.
5.750% due 01/30/27 651 662
Hyundai Capital America
5.275% due 06/24/27 (Þ) 200 202
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 637
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
2.500% due 01/15/27 790 753
John Deere Capital Corp.
5.150% due 09/08/26 1,725 1,745
JPMorgan Chase & Co.
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 1,000 972
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 530 510
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 1,585 1,595
4.979% due 07/22/28 (SOFR +
0.930%)(Ê) 1,040 1,044
4.915% due 01/24/29 (SOFR +
0.800%)(Ê) 805 806
Series VAR
2.947% due 02/24/28 (SOFR +
1.170%)(Ê) 745 718
Kenvue, Inc.
Series WI
5.350% due 03/22/26 90 91
KeyCorp.
Series BKNT
3.400% due 05/20/26 568 557
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 607 587
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,815 1,840
Las Vegas Sands Corp.
3.500% due 08/18/26 738 720
5.900% due 06/01/27 275 279
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lennox International, Inc.
5.500% due 09/15/28 541 552

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LKQ Corp.
Series WI
5.750% due 06/15/28 566 576
Lowe's Cos., Inc.
Series 10YR
3.650% due 04/05/29 1,240 1,185
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 779 739
M&T Bank Corp.
4.833% due 01/16/29 (SOFR +
0.930%)(Ê) 820 816
Main Street Capital Corp.
3.000% due 07/14/26 661 638
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27 610 609
MasTec, Inc.
4.500% due 08/15/28 (Þ) 550 535
Mattel, Inc.
3.375% due 04/01/26 (Þ) 607 596
McDonald's Corp.
Series MTN
3.500% due 07/01/27 270 263
Mercury General Corp.
4.400% due 03/15/27 668 649
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 495 495
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 935
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 440 428
Morgan Stanley
5.652% due 04/13/28 (SOFR +
1.010%)(Ê) 2,300 2,339
Series GMTN
1.512% due 07/20/27 (SOFR +
0.858%)(Ê) 1,215 1,159
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 260 261
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 608 599
MPLX, LP
1.750% due 03/01/26 755 731
Series 0005
4.125% due 03/01/27 240 237
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 440
National Fuel Gas Co.
5.500% due 10/01/26 730 736
NCL Corp., Ltd.
8.125% due 01/15/29 (Þ) 30 32
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,513
NextEra Energy Capital Holdings, Inc.
5.183% due 02/04/28 (SOFR +
0.800%)(Ê) 560 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 532
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 247 251
1.850% due 09/16/26 (Þ) 401 377
Northrop Grumman Corp.
3.200% due 02/01/27 80 78
NRG Energy, Inc.
4.450% due 06/15/29 (Þ) 576 553
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 649
Occidental Petroleum Corp.
3.400% due 04/15/26 197 193
3.000% due 02/15/27 60 57
5.000% due 08/01/27 935 936
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 607 602
3.625% due 10/01/29 238 220
ONEOK, Inc.
5.550% due 11/01/26 140 142
Oracle Corp.
1.650% due 03/25/26 170 164
4.800% due 08/03/28 1,225 1,226
5.143% due 08/03/28 (SOFR +
0.760%)(Ê) 530 532
Orlando Health Obligated Group
3.777% due 10/01/28 865 845
Owl Rock Capital Corp.
2.875% due 06/11/28 185 169
PACCAR Financial Corp.
Series R
4.500% due 11/25/26 590 591
Pacific Gas and Electric Co.
3.000% due 06/15/28 656 606
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 525 527
Philip Morris International, Inc.
0.875% due 05/01/26 70 67
4.750% due 02/12/27 230 231
Piedmont Operating Partnership, LP
9.250% due 07/20/28 138 152
PNC Financial Services Group, Inc.
(The)
6.615% due 10/20/27 (SOFR +
1.730%)(Ê) 465 479
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 1,085 1,096
PPG Industries, Inc.
1.200% due 03/15/26 100 96
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,746
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 612 607
PulteGroup, Inc.
5.000% due 01/15/27 660 662
Radian Group, Inc.
4.875% due 03/15/27 609 606
Rohm & Haas Co.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.850% due 07/15/29 499 549
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 100 100
RPM International, Inc.
3.750% due 03/15/27 672 658
RTX Corp.
5.750% due 11/08/26 540 549
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 575 575
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 580 599
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 976 922
Sherwin-Williams Co. (The)
2.950% due 08/15/29 644 592
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 452 471
6.125% due 03/01/29 261 264
Skyworks Solutions, Inc.
1.800% due 06/01/26 741 710
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 752 737
Solventum Corp.
Series WI
5.450% due 02/25/27 130 132
Sonoco Products Co.
4.450% due 09/01/26 775 770
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 656 637
Spectra Energy Partners, LP
3.375% due 10/15/26 677 662
State Street Corp.
4.993% due 03/18/27 1,925 1,941
Sun Communities, Inc.
2.300% due 11/01/28 675 612
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 676 668
Synchrony Financial
3.700% due 08/04/26 576 564
Synovus Financial Corp.
5.625% due 02/15/28 455 458
System Energy Resources, Inc.
6.000% due 04/15/28 581 599
T-Mobile USA, Inc.
4.950% due 03/15/28 935 938
4.800% due 07/15/28 583 582
Toll Brothers Finance Corp.
4.875% due 03/15/27 737 737
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 70 72
TransDigm, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 03/01/29 (Þ) 90 91
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 130 132
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 443 437
3.750% due 09/03/26 858 840
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 190 187
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 638 606
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 80 89
Veralto Corp.
Series WI
5.500% due 09/18/26 569 576
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 584 578
Vistra Operations Co. LLC
5.050% due 12/30/26 (Þ) 365 365
3.700% due 01/30/27 (Þ) 684 666
Vontier Corp.
Series WI
1.800% due 04/01/26 135 130
2.400% due 04/01/28 671 613
Walmart, Inc.
3.950% due 09/09/27 1,300 1,289
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Series WI
3.755% due 03/15/27 180 174
Waste Management, Inc.
4.500% due 03/15/28 965 963
Wells Fargo & Co.
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,235 1,255
Series W
4.900% due 01/24/28 (SOFR +
0.780%)(Ê) 1,270 1,271
Western Midstream Operating, LP
4.650% due 07/01/26 720 718
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 679 663
Xcel Energy, Inc.
2.600% due 12/01/29 851 760
XPO, Inc.
6.250% due 06/01/28 (Þ) 573 581
YMCA of Greater New York
2.303% due 08/01/26 465 445
Zions Bancorp NA
3.250% due 10/29/29 725 648
148,997
International Debt - 14.4%
ABN AMRO Bank NV

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 04/18/26 (Þ) 516 514
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 1,560 1,594
4.875% due 04/01/28 620 619
AGL CLO 6, Ltd.
Series 2021-6A Class AR
6.079% due 07/20/34 (CME Term
SOFR 3 Month + 1.462%)(Ê)(Þ) 800 803
America Movil SAB de CV
3.625% due 04/22/29 270 255
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 200 199
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 565 556
Australia & New Zealand Banking
Group, Ltd.
4.400% due 05/19/26 (Þ) 734 729
BAE Systems PLC
5.000% due 03/26/27 (Þ) 850 854
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 634 623
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 393
5.365% due 07/15/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.950%)(Ê) 200 202
5.588% due 08/08/28 539 549
Bank of Montreal
5.266% due 12/11/26 1,940 1,962
Series f2f
4.567% due 09/10/27 (SOFR +
0.880%)(Ê) 630 628
Bank of Nova Scotia (The)
4.750% due 02/02/26 1,450 1,454
1.050% due 03/02/26 360 347
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 1,270 1,258
Series GMTN
5.400% due 06/04/27 60 61
Barclays PLC
4.836% due 05/09/28 610 603
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 670 655
BAT Capital Corp.
3.215% due 09/06/26 250 244
Series WI
3.557% due 08/15/27 650 630
BAT International Finance PLC
1.668% due 03/25/26 630 609
Battery Park CLO, Ltd.
Series 2024-1A Class AR
6.056% due 07/15/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 101
BCRED MML CLO LLC
Series 2021-1A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.398% due 01/15/35 (CME Term
SOFR 3 Month + 1.742%)(Ê)(Þ) 200 200
BNP Paribas SA
4.375% due 05/12/26 (Þ) 759 753
Canadian Imperial Bank of Commerce
5.615% due 07/17/26 1,740 1,763
CCL Industries, Inc.
3.250% due 10/01/26 (Þ) 683 666
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 206 199
Cencosud SA
4.375% due 07/17/27 (Þ) 584 573
Coca-Cola Europacific Partners PLC
1.500% due 01/15/27 (Þ) 717 673
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 438
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 590 570
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 521 496
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 706 670
Deutsche Bank AG
2.552% due 01/07/28 (SOFR +
1.318%)(Ê) 777 741
Deutsche Telekom International Finance
BV
3.600% due 01/19/27 (Þ) 750 733
Dryden Senior Loan Fund
Series 2018-55A Class A1
5.584% due 04/15/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 131 131
Series 2021-87A Class A1
5.883% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 200 200
Series 2022-80A Class BR
6.398% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 271
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 604 614
Emera US Finance, LP
Series WI
3.550% due 06/15/26 640 628
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 630
Enel Finance International NV
3.500% due 04/06/28 (Þ) 584 559
Equinor ASA
3.000% due 04/06/27 475 462

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evergreen Credit Card Trust
Series 2025-CRT5 Class B
5.240% due 05/15/29 (Þ) 320 321
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 525
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 200 212
Fortis, Inc.
Series WI
3.055% due 10/04/26 604 587
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 710 666
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 180 177
Greywolf CLO VI, Ltd.
Series 2018-1A Class A2
6.509% due 04/26/31 (CME Term
SOFR 3 Month + 1.892%)(Ê)(Þ) 250 250
Harbour Energy PLC
5.500% due 10/15/26 (Þ) 673 671
Honda Motor Co., Ltd.
2.534% due 03/10/27 440 422
HSBC Holdings PLC
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 638 612
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 685 695
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 200 202
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 735 721
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 265
Series VAR
1.726% due 04/01/27 (SOFR +
1.005%)(Ê) 763 736
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 474
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 227
Israel Government International Bond
Series 5Y
5.375% due 03/12/29 200 200
JDE Peet's NV
1.375% due 01/15/27 (Þ) 722 674
KKR Static CLO, Ltd.
Series 2025-1A Class AR2
5.273% due 07/20/31 (CME Term
SOFR 3 Month + 0.980%)(Ê)(Þ) 2,893 2,895
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 542 546
Lloyds Banking Group PLC
5.462% due 01/05/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.375%)(Ê) 700 706
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 767 738
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 309 302
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 255
Mercedes-Benz Finance North America
LLC
1.450% due 03/02/26 (Þ) 210 203
MF1, Ltd.
Series 2021-FL7 Class A
5.805% due 10/16/36 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 171 171
Mountain View CLO XVI, Ltd.
Series 2024-1A Class A1R
5.762% due 04/15/34 (CME Term
SOFR 3 Month + 1.460%)(Ê)(Þ) 100 100
NBK Tier 1 Financing 2, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 628 593
Nokia OYJ
4.375% due 06/12/27 674 661
Nomura Holdings, Inc.
1.653% due 07/14/26 626 598
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 350 336
nVent Finance SARL
Series WI
4.550% due 04/15/28 534 527
Open Text Corp.
6.900% due 12/01/27 (Þ) 630 652
Promigas SA ESP / Gases del Pacifico
SAC
3.750% due 10/16/29 (Þ) 363 330
Prosus NV
3.257% due 01/19/27 (Þ) 647 619
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 440 422
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,730
Series GMTN
4.875% due 01/19/27 210 211
5.069% due 07/23/27 (SOFR +
0.790%)(Ê) 630 633
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 890 883
Sands China, Ltd.
Series WI
2.300% due 03/08/27 200 188
Saudi Government International Bond
5.125% due 01/13/28 (Þ) 610 615
Societe Generale SA
4.250% due 08/19/26 (Þ) 430 423
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 334 319
Standard Chartered PLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.187% due 07/06/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.850%)(Ê)(Þ) 648 659
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 323
Suncor Energy, Inc.
7.875% due 06/15/26 489 508
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 696 702
Suzano International Finance BV
5.500% due 01/17/27 384 386
TELUS Corp.
2.800% due 02/16/27 698 671
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 350 339
Toronto-Dominion Bank (The)
4.693% due 09/15/27 755 755
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 265 258
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 481
Toyota Motor Credit Corp.
1.339% due 03/25/26 60 58
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 627 620
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 478
TSMC Arizona Corp.
1.750% due 10/25/26 400 381
UBS AG/Stamford CT
4.864% due 01/10/28 (SOFR +
0.720%)(Ê) 815 818
UBS Group AG
1.494% due 08/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 712 677
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 635 610
Var Energi ASA
5.000% due 05/18/27 (Þ) 194 194
7.500% due 01/15/28 (Þ) 201 213
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 348 323
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 659 636
Yara International ASA
4.750% due 06/01/28 (Þ) 593 585
63,380
Mortgage-Backed Securities - 11.8%
Angel Oak Mortgage Trust
Series 2024-7 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.621% due 05/25/69 (~)(Ê)(Þ) 481 481
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 168 163
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 324
AREIT, Inc.
Series 2021-CRE5 Class A
5.805% due 11/17/38 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 14 14
Bank Commercial Mortgage Pass-
Through Certificates
Series 2019-BN22 Class ASB
2.897% due 11/15/62 109 105
Series 2019-BN24 Class ASB
2.929% due 11/15/62 39 38
Series 2020-BN29 Class A1
0.549% due 11/15/53 257 252
Barclays Commercial Mortgage Trust
Series 2020-C8 Class ASB
1.867% due 10/15/53 60 55
BBCMS Mortgage Trust
Series 2023 C19 Class A1
5.698% due 04/15/56 184 186
Series 2023-C20 Class A1
5.862% due 07/15/56 81 81
Benchmark Mortgage Trust
2.859% due 12/15/72 145 139
Series 2020-B21 Class A1
0.537% due 12/17/53 20 20
Series 2020-B22 Class A1
0.509% due 01/15/54 400 390
Series 2021-B27 Class XA
Interest Only STRIPS
1.368% due 07/15/54 (~)(Ê) 4,058 228
Series 2023-B39 Class A1
6.035% due 07/15/56 173 175
Series 2023-V3 Class A1
5.957% due 07/15/56 137 139
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 278 281
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class A
6.227% due 08/15/41 (CME Term
SOFR 1 Month + 1.921%)(Ê)(Þ) 270 272
BPR Trust
Series 2022-OANA Class A
6.204% due 04/15/37 (CME Term
SOFR 1 Month + 1.898%)(Ê)(Þ) 300 301
BRAVO Residential Funding Trust
Series 2024-NQM1 Class A1
5.943% due 12/01/63 (~)(Ê) 33 33
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 1,148 1,152
BX Commercial Mortgage Trust
Series 2020-VIVA Class D
3.549% due 03/11/44 (~)(Ê)(Þ) 100 89

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 219
Series 2021-VOLT Class C
5.521% due 09/15/36 (CME Term
SOFR 1 Month + 1.214%)(Ê)(Þ) 475 472
Series 2022-LP2 Class A
5.622% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 151 151
BX Trust
Series 2021-ARIA Class A
5.623% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 310 310
Series 2022-LBA6 Class A
5.306% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 250 250
Series 2022-PSB Class A
7.060% due 08/15/39 (CME Term
SOFR 1 Month + 2.451%)(Ê)(Þ) 72 72
Citigroup Commercial Mortgage Trust
2.720% due 08/10/56 138 132
Series 2016-P4 Class A3
2.646% due 07/10/49 840 815
COLT Mortgage Loan Trust
Series 2024-1 Class A1
5.835% due 02/25/69 (~)(Ê)(Þ) 1,111 1,116
Series 2024-4 Class A1
5.949% due 07/25/69 (~)(Ê) 13 14
Series 2024-6 Class A1
5.390% due 11/25/69 (~)(Ê)(Þ) 2,134 2,130
Series 2024-INV1 Class A1
5.903% due 12/25/68 (~)(Ê) 14 14
Series 2024-INV3 Class A1
5.443% due 09/25/69 (~)(Ê)(Þ) 668 666
Commercial Mortgage Trust
Series 2015-LC23 Class ASB
3.598% due 10/10/48 8 8
Connecticut Avenue Securities Trust
Series 2021-R03 Class 1M2
6.001% due 12/25/41 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 185 186
Series 2023-R08 Class 1M2
7.234% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 450 462
Series 2024-R02 Class 1M2
6.151% due 02/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 230 233
Cross Mortgage Trust
Series 2023-H2 Class A1A
7.135% due 11/25/68 (~)(Ê)(Þ) 247 251
CSAIL Commercial Mortgage Trust
Series 2016-C7 Class ASB
3.314% due 11/15/49 56 56
Series 2019-C17 Class ASB
2.957% due 09/15/52 148 143
Series 2020-C19 Class A1
1.296% due 03/15/53 17 17
ELM Trust
Series 2024-ELM Class A15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.994% due 06/10/39 (~)(Ê)(Þ) 250 253
Fannie Mae
2.280% due 2026 275 264
3.000% due 2034 65 63
Fannie Mae REMICS
6.047% due 02/25/55 (SOFR 30 Day
Average + 1.500%)(Ê)(Š) 1,950 1,952
Series 2007-73 Class A1
0.236% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 6 6
Series 2024-15 Class FD
6.084% due 04/25/54 (SOFR 30 Day
Average + 1.350%)(Ê) 1,074 1,080
Series 2024-25 Class AD
5.000% due 03/25/44 1,010 999
Series 2024-63 Class HA
5.000% due 06/25/52 702 690
Series 2024-90 Class B
5.000% due 07/25/51 1,819 1,793
Series 2024-103 Class FE
5.924% due 01/25/55 (SOFR 30 Day
Average + 1.300%)(Ê) 1,072 1,067
Series 2024-103 Class FH
5.874% due 01/25/55 (SOFR 30 Day
Average + 1.250%)(Ê) 2,685 2,682
Series 2024-5487 Class EA
5.000% due 12/25/51 2,435 2,399
Series 2024-5488 Class HA
5.000% due 01/25/52 1,038 1,021
Series 2024-5490 Class LA
5.000% due 04/25/52 2,845 2,787
Series 2025-1 Class FB
6.103% due 02/25/55 (SOFR 30 Day
Average + 1.500%)(Ê) 1,950 1,952
Freddie Mac REMICS
Series 2024-5475 Class FA
5.669% due 11/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 1,226 1,217
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
6.001% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 104 104
Series 2021-DNA6 Class M2
5.851% due 10/25/41 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 380 382
Series 2022-DNA2 Class M1A
5.651% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 27 27
Series 2022-DNA2 Class M1B
7.134% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 100 102
FRESB Mortgage Trust
Series 2018-SB52 Class A10F
3.480% due 06/25/28 (~)(Ê) 149 144
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 150 148
Series 2023-SHIP Class B
5.101% due 09/10/38 (~)(Ê)(Þ) 320 318

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hawaii Hotel Trust
Series 2019-MAUI Class F
7.657% due 05/15/38 (CME Term
SOFR 1 Month + 3.047%)(Ê)(Þ) 250 250
JPMDB Commercial Mortgage
Securities Trust
2.982% due 11/13/52 72 70
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2017-JP5 Class ASB
3.549% due 03/15/50 164 161
Series 2017-JP7 Class A3
3.379% due 09/15/50 157 153
JPMorgan Mortgage Trust
Series 2023-8 Class A4
6.000% due 02/25/54 (~)(Ê)(Þ) 11 11
Series 2024-CCM1 Class A4A
5.500% due 04/25/55 (~)(Ê)(Þ) 3,156 3,132
Mill City Mortgage Loan Trust
Series 2019-1 Class A1
3.250% due 10/25/69 (~)(Ê)(Þ) 41 39
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C32 Class ASB
3.514% due 12/15/49 134 133
Morgan Stanley Capital I Trust
3.171% due 07/15/52 276 267
Series 2021-L5 Class A1
0.785% due 05/15/54 164 159
Series 2021-L7 Class A1
0.881% due 10/15/54 560 541
MSWF Commercial Mortgage Trust
Series 2023-1 Class A1
5.539% due 05/15/56 150 151
Onslow Bay Financial LLC
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê) 33 33
Series 2024-NQM4 Class A1
6.067% due 01/25/64 (~)(Ê) 15 15
Preston Ridge Partners Mortgage Trust
Series 2024-RCF1 Class A1
4.000% due 01/25/54 (~)(Ê)(Þ) 285 278
Rate Mortgage Trust
Series 2024-J4 Class A5
5.500% due 12/25/54 (~)(Ê)(Þ) 3,101 3,072
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 282 285
Series 2024-CES8 Class A1A
5.490% due 11/25/44 (~)(Ê)(Þ) 950 950
Series 2025-CES1 Class A1A
5.653% due 02/25/45 (~)(Ê)(Þ) 950 953
Sequoia Mortgage Trust
Series 2024-INV1 Class A6
5.500% due 10/25/54 (~)(Ê)(Þ) 2,626 2,605
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
6.648% due 07/15/36 (CME Term
SOFR 1 Month + 2.038%)(Ê)(Þ) 250 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 30 29
Series 2018-5 Class A1A
3.250% due 07/25/58 (~)(Ê)(Þ) 1,473 1,449
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 181 172
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 302 288
Series 2021-SJ2 Class A1A
2.250% due 12/25/61 (~)(Ê)(Þ) 218 210
Verus Securitization Trust
Series 2024-1 Class A1
5.712% due 01/25/69 (~)(Ê) 18 18
Series 2024-2 Class A1
6.095% due 02/25/69 (~)(Ê) 33 33
Series 2024-INV1 Class A1
6.116% due 03/25/69 (~)(Ê)(Þ) 210 211
Series 2024-INV2 Class A1
5.332% due 08/26/69 (~)(Ê)(Þ) 483 482
Wells Fargo Commercial Mortgage
Trust
2.833% due 08/15/52 82 78
2.651% due 02/15/53 60 57
Series 2015-C28 Class A3
3.290% due 05/15/48 474 472
Series 2016-C35 Class A3
2.674% due 07/15/48 744 724
Series 2020-C57 Class A1
0.903% due 08/15/53 33 32
51,847
Municipal Bonds - 0.4%
County of Miami-Dade Seaport
Department Revenue Bonds
1.522% due 10/01/27 (µ) 345 321
Pennsylvania Higher Educational
Facilities Authority Revenue Bonds
4.861% due 11/01/26 (µ) 605 607
Redevelopment Authority of the City of
Philadelphia Revenue Bonds
4.518% due 09/01/27 470 469
Taxable Municipal Funding Trust
Revenue Bonds
4.900% due 09/01/30 (~)(Ê)(Þ) 170 170
1,567
United States Government Treasuries - 9.8%
United States Treasury Notes
0.625% due 07/31/26 1,440 1,366
4.375% due 07/31/26 3,300 3,307
4.625% due 09/15/26 750 755
1.250% due 12/31/26 1,800 1,703
2.500% due 03/31/27 3,250 3,137
4.500% due 04/15/27 5,350 5,381
3.250% due 06/30/27 705 690
3.750% due 08/15/27 2,000 1,977
3.375% due 09/15/27 5,150 5,042
4.250% due 01/15/28 3,170 3,171
4.375% due 11/30/28 13,975 14,010
1.750% due 01/31/29 875 794
3.500% due 09/30/29 1,670 1,612

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
42,945
Total Long-Term Investments
(cost $370,491) 371,421
Short-Term Investments - 15.7%
American Honda Finance Corp.
Series GMTN
4.950% due 01/09/26 1,300 1,305
Barclays Bank PLC
4.345% due 04/03/25 (Þ)(ž) 1,000 992
BPCE SA
4.235% due 03/06/25 (ç)(Þ)(ž) 250 249
Broadcom, Inc.
Series WI
3.150% due 11/15/25 372 368
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 210 205
Cancara Asset Securitisation LLC
4.145% 02/10/25 (ç)(ž) 500 499
Cargill, Inc.
3.500% due 04/22/25 (Þ) 370 369
4.875% due 10/10/25 (Þ) 1,300 1,303
Caterpillar Financial Services Corp.
4.800% due 01/06/26 1,765 1,773
Citigroup, Inc.
5.500% due 09/13/25 570 572
Devon Energy Corp.
5.850% due 12/15/25 80 80
DZ Bank AG Deutsche
Zentral-Genossenschaftsbank
4.479% due 07/08/25 (Þ)(ž) 1,150 1,128
Fannie Mae
4.500% due 06/01/25 2 2
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,885
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 277
General Mills, Inc.
4.000% due 04/17/25 1,800 1,797
General Motors Financial Co., Inc.
2.750% due 06/20/25 250 248
1.250% due 01/08/26 1,350 1,308
Glencove Funding LLC
4.400% due 02/20/25 (ç)(Þ)(ž) 800 798
KeyCorp.
4.700% due 01/26/26 395 395
KFW International Finance, Inc.
4.306% due 04/15/25 (Þ)(ž) 1,500 1,487
Las Vegas Sands Corp.
2.900% due 06/25/25 190 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LMA-Americas LLC
4.254% due 03/13/25 (ç)(Þ)(ž) 1,000 995
Manhattan Asset Funding Co. LLC
4.306% due 02/24/25 (ç)(Þ)(ž) 1,000 997
4.377% due 04/08/25 (Þ)(ž) 600 595
Merck & Co., Inc.
2.750% due 02/10/25 1,800 1,799
Microsoft Corp.
3.125% due 11/03/25 1,835 1,819
Mont Blanc Capital Corp.
4.354% due 02/18/25 (ç)(Þ)(ž) 1,500 1,497
MUFG Bank, Ltd.
4.489% due 07/07/25 (ž) 1,000 981
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 330
Natixis SA
4.496% due 10/07/25 (ž) 500 485
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 198
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 551
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 210 205
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,260
Pacific Gas and Electric Co.
4.950% due 06/08/25 310 309
Pioneer Natural Resources Co.
1.125% due 01/15/26 330 320
Province of Alberta
3.923% due 03/03/25 (ç)(ž) 1,000 996
Province of British Columbia
3.794% due 02/06/25 (ç)(ž) 1,500 1,499
Sheffield Receivables Co. LLC
4.228% due 03/11/25 (ç)(Þ)(ž) 1,400 1,393
Societe Generale SA
4.506% due 02/18/25 (ç)(Þ)(ž) 300 299
Southern Power Co.
0.900% due 01/15/26 685 661
Toronto-Dominion Bank (The)
4.403% due 05/20/25 (Þ)(ž) 1,500 1,480
Toyota Motor Credit Corp.
3.000% due 04/01/25 300 299
3.650% due 08/18/25 1,800 1,791
U.S. Cash Management Fund(@) 22,442,608
(∞)
22,438
UBS Group AG
4.125% due 09/24/25 (Þ) 340 339
Unilever Capital Corp.
3.100% due 07/30/25 1,800 1,788

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 113 112
United States Treasury Bills
3.803% due 03/18/25 (ž) 2,325 2,313
4.088% due 05/20/25 (ž) 150 148
Victory Receivables Corp.
3.054% due 02/03/25 (ç)(ž) 1,000 1,000
4.348% due 04/07/25 (Þ)(ž) 650 645
Western Union Co. (The)
2.987% due 02/03/25 (ç)(ž) 1,350 1,350
Total Short-Term Investments
(cost $69,252) 69,120
Total Investments - 100.3%
(identified cost $439,743) 440,541
Other Assets and Liabilities,
Net - (0.3)%
(1,176)
Net Assets - 100.0%
439,365

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
30.5%
ABN AMRO Bank NV 10/18/23 516,000 98.23 507
514
AGL CLO 6, Ltd. 11/12/24 800,000 100.20 802
803
Aircastle, Ltd. 09/14/23 231,000 89.79 207
216
Alaska Airlines Pass-Through Trust 11/17/23 442,758 97.40 431
439
Alinea CLO Ltd. 01/23/25 840,000 100.00 840
840
American Airlines Group, Inc. 11/17/23 90,000 102.54 92
95
AMSR Trust 11/21/23 322,554 92.22 297
315
AMSR Trust 11/28/23 753,004 94.45 711
744
AMSR Trust 02/01/24 829,111 94.07 780
810
AMSR Trust 06/07/24 2,659,388 91.91 2,444
2,540
AMSR Trust 10/29/24 150,000 95.73 144
144
Angel Oak Mortgage Trust 08/07/24 480,830 93.68 450
481
Anglo American Capital PLC 08/13/24 200,000 100.09 200
199
Apidos CLO XXVI 06/24/24 101,280 100.00 101
102
Arbor Multifamily Mortgage Securities Trust 09/27/21 168,173 100.00 168
163
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.72 354
324
AREIT, Inc. 09/28/21 14,269 99.99 14
14
Ashtead Capital, Inc. 04/29/24 565,000 96.61 546
556
Australia & New Zealand Banking Group, Ltd. 10/09/24 734,000 99.36 729
729
Aviation Capital Group LLC 09/12/24 706,000 95.56 675
673
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 1,540,000 100.92 1,552
1,569
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 930,000 96.54 898
923
BAE Systems PLC 03/19/24 850,000 99.63 847
854
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 11/13/24 634,000 97.89 621
623
Barclays Bank PLC 10/09/24 1,000,000 99.23 992
992
Battery Park CLO, Ltd. 10/31/24 100,000 100.25 100
101
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
200
BNP Paribas SA 07/17/24 759,000 98.84 750
753
BOCA Commercial Mortgage Trust 08/07/24 270,000 100.03 270
272
BPCE SA 12/03/24 250,000 99.58 249
249
BPR Trust 12/13/24 300,000 100.46 301
301
BRAVO Residential Funding Trust 07/31/24 1,147,871 100.00 1,148
1,152
BX Commercial Mortgage Trust 06/16/21 250,000 100.39 251
219
BX Commercial Mortgage Trust 02/10/22 150,547 99.64 150
151
BX Commercial Mortgage Trust 12/13/24 475,000 99.38 472
472
BX Commercial Mortgage Trust 01/30/25 100,000 89.16 89
89
BX Trust 10/13/21 310,000 99.80 309
310
BX Trust 01/18/24 71,560 100.31 72
72
BX Trust 11/12/24 250,000 99.63 249
250
Caesars Entertainment, Inc. 02/29/24 31,000 102.06 32
31
Cargill, Inc. 10/05/22 1,300,000 100.08 1,301
1,303
Cargill, Inc. 10/31/23 370,000 99.56 368
369
Carnival Corp. 02/29/24 80,000 107.54 86
85
CarVal CLO XI C, Ltd. 08/14/24 180,000 100.00 180
182
CCL Industries, Inc. 08/13/24 683,000 97.38 665
666
Cedar Funding V CLO, Ltd. 07/23/21 205,990 100.00 206
199
Cencosud SA 08/14/23 584,000 96.57 564
573
CF Industries, Inc. 08/13/24 666,000 99.63 664
662
Coca-Cola Europacific Partners PLC 09/12/24 717,000 94.80 680
673
COLT Mortgage Loan Trust 01/31/24 1,110,876 99.99 1,111
1,116
COLT Mortgage Loan Trust 08/12/24 668,119 100.00 668
666
COLT Mortgage Loan Trust 10/11/24 2,133,608 100.00 2,134
2,130
Columbia Pipelines Holding Co. LLC 09/14/23 565,000 100.44 568
581
Columbia Pipelines Holding Co. LLC 09/27/23 210,000 100.20 210
213
Connecticut Avenue Securities Trust 11/13/24 185,000 100.68 186
186
Connecticut Avenue Securities Trust 01/14/25 450,000 102.65 462
462
Connecticut Avenue Securities Trust 01/15/25 230,000 101.13 233
233
Continental Resources, Inc. 04/25/22 190,000 94.86 180
181
Cooperatieve Rabobank UA 04/05/22 450,000 99.48 448
438
Credit Agricole SA 05/20/21 590,000 97.93 578
570
Credit Agricole SA 01/22/24 521,000 93.62 488
496
Cross Mortgage Trust 01/08/25 247,181 101.86 252
251
Danske Bank A/S 08/13/24 706,000 94.76 669
670
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 08/13/24 668,000 99.37 664
663
Deutsche Telekom International Finance BV 10/09/24 750,000 98.30 737
733
DISH DBS Corp. 11/10/21 20,000 100.00 20
18
DLLAA LLC 01/14/25 320,000 99.99 320
321
Dryden Senior Loan Fund 07/26/21 130,896 100.00 131
131

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Dryden Senior Loan Fund 04/08/22 270,000 99.36 268
271
Dryden Senior Loan Fund 11/20/23 200,000 99.48 199
200
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 01/10/25 1,150,000 98.10 1,128
1,128
Element Fleet Management Corp. 01/22/24 604,000 100.94 610
615
ELM Trust 11/01/24 250,000 100.93 252
253
Elmwood CLO I, Ltd. 02/01/24 130,000 100.00 130
131
Enel Finance International NV 04/29/24 584,000 94.08 549
559
Enterprise Fleet Financing LLC 03/23/22 31,255 99.99 31
31
EQT Corp. 09/07/21 290,000 98.66 286
283
ERAC USA Finance LLC 04/26/23 375,000 99.75 374
373
Evergreen Credit Card Trust 01/08/25 320,000 100.00 320
321
First Quantum Minerals, Ltd. 02/29/24 200,000 103.38 207
212
FirstKey Homes Trust 02/29/24 446,784 94.37 422
438
FirstKey Homes Trust 05/01/24 503,766 93.78 472
493
FirstKey Homes Trust 05/06/24 1,448,038 97.04 1,405
1,434
Ford Credit Floorplan Master Owner Trust A 01/29/25 450,000 101.45 457
456
Freddie Mac STACR REMIC Trust 07/19/21 103,519 100.00 104
104
Freddie Mac STACR REMIC Trust 02/07/22 26,526 100.00 27
27
Freddie Mac STACR REMIC Trust 02/07/22 100,000 100.92 101
102
Freddie Mac STACR REMIC Trust 12/27/24 380,000 100.50 382
382
Fresenius Medical Care US Finance III, Inc. 08/13/24 710,000 94.30 670
666
GA Global Funding Trust 01/08/21 285,000 99.98 285
277
GECU Auto Receivables Trust 08/07/23 270,000 99.99 270
273
Georgia-Pacific LLC 05/20/21 170,000 96.82 165
162
GFL Environmental, Inc. 02/29/24 90,000 98.63 89
90
Glencore Funding LLC 04/30/24 180,000 97.32 175
177
Glencove Funding LLC 11/22/24 800,000 99.76 798
798
Golden Credit Card Trust 11/13/24 1,000,000 94.43 944
949
GoldenTree Loan Management US CLO 4, Ltd. 03/07/24 152,069 100.00 152
152
GoodGreen Trust 04/21/21 143,138 99.98 143
117
Greywolf CLO VI, Ltd. 11/20/23 250,000 99.53 249
250
GS Mortgage Securities Trust 11/01/24 150,000 98.38 148
148
GS Mortgage Securities Trust 12/05/24 320,000 99.35 318
318
Harbour Energy PLC 11/13/24 673,000 99.83 672
671
Harley-Davidson Financial Services, Inc. 11/13/24 706,000 95.06 671
673
Hat Holdings I LLC 09/12/24 694,000 97.21 675
673
Hawaii Hotel Trust 06/17/21 250,000 100.13 250
250
Hertz Vehicle Financing III LLC 12/26/23 975,000 102.95 1,004
1,004
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.98 250
236
Hertz Vehicle Financing III, LP 05/27/22 3,845,000 93.98 3,587
3,639
Hertz Vehicle Financing LLC 02/06/24 890,000 93.69 834
838
Highmark, Inc. 05/05/21 520,000 99.97 520
496
Hilton Grand Vacations Trust 06/02/20 93,647 100.00 94
91
HINNT LLC 03/19/24 166,613 99.97 167
168
Home Partners of America Trust 02/13/24 978,764 86.10 843
867
Home Partners of America Trust 01/30/25 888,375 96.16 854
835
Hyundai Capital America 06/18/24 200,000 100.07 200
202
Imperial Brands Finance PLC 06/13/24 735,000 97.16 714
721
InRetail Consumer 02/14/24 513,000 91.33 469
474
Inversiones CMPC SA 08/23/23 230,000 96.69 222
227
Invitation Homes Trust 08/16/24 189,675 96.03 182
182
Jackson National Life Global Funding 06/23/20 650,000 101.71 661
637
JDE Peet's NV 09/12/24 722,000 94.28 681
674
JPMorgan Mortgage Trust 09/21/23 11,299 98.38 11
11
JPMorgan Mortgage Trust 11/13/24 3,156,293 98.64 3,113
3,132
KeySpan Gas East Corp. 07/17/24 607,000 96.20 584
587
KFW International Finance, Inc. 01/13/25 1,500,000 99.12 1,487
1,487
KKR Static CLO, Ltd. 12/17/24 2,893,150 100.00 2,893
2,895
LG Energy Solution, Ltd. 04/29/24 542,000 99.81 541
546
LMA-Americas LLC 12/09/24 1,000,000 99.49 995
995
LPL Holdings, Inc. 10/09/24 779,000 95.28 742
739
M&T Bank Auto Receivables Trust 03/13/24 1,315,000 99.98 1,315
1,329
M&T Equipment Notes 08/08/23 280,000 99.98 280
284
Manhattan Asset Funding Co. LLC 12/18/24 1,000,000 99.71 997
997
Manhattan Asset Funding Co. LLC 01/06/25 600,000 99.20 595
595
MasTec, Inc. 09/14/23 550,000 93.28 513
535
Mattel, Inc. 09/14/23 607,000 96.77 587
596
MEGlobal BV 08/23/23 260,000 97.59 254
255

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mercedes-Benz Finance North America LLC 05/20/21 210,000 100.19 210
203
Merchants Fleet Funding LLC 06/11/24 300,000 99.99 300
303
Met Tower Global Funding 09/07/21 985,000 97.87 964
935
MF1, Ltd. 09/10/21 171,346 100.00 171
171
Mill City Mortgage Loan Trust 01/29/25 40,596 96.66 39
39
Monongahela Power Co. 12/12/23 440,000 96.46 424
428
Mont Blanc Capital Corp. 11/21/24 1,500,000 99.78 1,497
1,497
Mountain View CLO XVI, Ltd. 04/02/24 100,000 100.00 100
100
Mutual of Omaha Insurance Co. 07/19/23 435,000 99.96 435
440
MVW LLC 11/19/24 84,322 93.94 79
79
National Securities Clearing Corp. 05/20/21 340,000 99.79 339
330
Navient Private Education Refi Loan Trust 01/27/23 167,172 96.67 162
162
Navient Private Education Refi Loan Trust 11/21/24 101,754 92.80 94
95
Navient Private Education Refi Loan Trust 11/22/24 140,810 89.13 126
126
Navistar Financial Dealer Note Master Trust 10/28/24 100,000 100.97 101
101
Navistar Financial Dealer Note Master Trust 11/25/24 195,000 100.96 197
197
NBK Tier 1 Financing 2, Ltd. 07/17/24 628,000 93.78 589
593
NCL Corp., Ltd. 01/10/24 30,000 104.28 31
32
Nelnet Student Loan Trust 01/07/22 385,000 99.81 384
387
Nestle Holdings, Inc. 02/29/24 1,500,000 100.33 1,505
1,513
NextGear Floorplan Master Owner Trust 11/22/24 500,000 99.01 495
496
NGPL PipeCo LLC 04/26/23 536,000 98.57 528
532
Nissan Master Owner Trust Receivables 11/04/24 235,000 100.83 237
237
Nissan Motor Acceptance Co. LLC 01/10/25 247,000 101.74 251
251
Nissan Motor Acceptance Co. LLC 01/10/25 401,000 93.93 377
377
Nissan Motor Co., Ltd. 04/25/22 200,000 99.48 199
198
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.97 570
551
NRG Energy, Inc. 12/05/24 576,000 96.91 558
553
NTT Finance Corp. 02/24/21 350,000 97.23 340
336
Octagon Investment Partners 47, Ltd. 12/20/24 495,000 100.00 495
495
Open Text Corp. 08/13/24 630,000 104.03 655
652
Palmer Square Loan Funding, Ltd. 08/01/24 257,575 100.00 258
258
Pennsylvania Electric Co. 03/28/23 525,000 99.90 525
527
Preston Ridge Partners Mortgage Trust 01/07/25 285,165 97.16 277
278
Progress Residential Trust 01/12/24 772,322 92.41 714
745
Progress Residential Trust 02/28/24 333,588 92.69 309
325
Progress Residential Trust 02/29/24 179,771 91.83 165
172
Progress Residential Trust 11/21/24 531,579 95.52 508
510
Progress Residential Trust 01/10/25 795,000 91.34 726
735
Promigas SA ESP / Gases del Pacifico SAC 01/10/25 363,000 90.78 330
330
Prosus NV 02/15/23 647,000 94.69 613
619
QazaqGaz NC JSC 08/23/23 440,000 95.45 420
422
Rate Mortgage Trust 11/14/24 3,101,355 98.87 3,066
3,072
RCKT Mortgage Trust 05/20/24 1,346,996 100.09 1,345
1,355
RCKT Mortgage Trust 11/12/24 950,133 99.41 945
950
RCKT Mortgage Trust 11/19/24 282,459 100.71 284
285
RCKT Mortgage Trust 01/17/25 950,000 100.00 950
953
Royal Caribbean Cruises, Ltd. 02/29/24 100,000 98.79 99
100
Saudi Government International Bond 01/06/25 610,000 99.86 609
615
SBNA Auto Lease Trust 11/21/24 950,000 102.17 971
970
Sealed Air Corp. 09/15/21 976,000 96.92 937
922
Sequoia Mortgage Trust 11/15/24 2,625,539 99.21 2,605
2,605
SFS Auto Receivables Securitization Trust 01/09/24 170,000 99.99 170
171
SFS Auto Receivables Securitization Trust 12/17/24 700,000 99.92 699
698
Sheffield Receivables Co. LLC 12/13/24 1,400,000 99.52 1,393
1,393
SMB Private Education Loan Trust 05/12/23 223,202 100.00 223
231
SMB Private Education Loan Trust 03/07/24 208,216 99.97 208
209
Smithfield Foods, Inc. 10/09/24 752,000 98.17 738
737
Societe Generale SA 09/09/24 300,000 99.78 299
299
Societe Generale SA 09/12/24 430,000 98.59 424
423
Societe Generale SA 10/09/24 334,000 95.28 318
319
Standard Chartered PLC 11/13/24 648,000 101.61 658
659
STAR Trust 07/06/23 1,628,244 99.78 1,625
1,628
STAR Trust 09/18/24 1,718,658 100.00 1,719
1,729
Starwood Real Estate Income Trust 07/12/21 250,000 99.72 249
249
Suzano Austria GmbH 05/09/24 696,000 99.97 696
702
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 170,000 100.00 170
170
Tesla Sustainable Energy Trust 11/01/24 605,000 100.00 605
605

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
THL Credit Wind River CLO, Ltd. 11/25/24 2,324,240 100.13 2,327
2,332
Toronto-Dominion Bank (The) 12/13/24 1,500,000 98.66 1,480
1,480
Towd Point HE Trust 05/20/24 1,028,031 100.12 1,029
1,029
Towd Point Mortgage Trust 07/01/19 29,943 101.25 30
29
Towd Point Mortgage Trust 11/18/21 302,048 101.00 305
288
Towd Point Mortgage Trust 12/15/21 218,036 96.24 210
210
Towd Point Mortgage Trust 05/20/24 1,472,676 96.97 1,428
1,449
Towd Point Mortgage Trust 05/20/24 1,220,898 99.38 1,213
1,226
Towd Point Mortgage Trust 11/19/24 181,095 94.86 172
172
Toyota Auto Loan Extended Note Trust 11/21/24 400,000 97.94 392
393
TransDigm, Inc. 02/29/24 90,000 100.52 90
91
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98.13 475
478
Tricon American Homes Trust 01/12/24 1,801,511 89.10 1,605
1,650
Tricon Residential Trust 05/22/24 224,860 96.72 217
223
Tricon Residential Trust 10/30/24 185,000 96.03 178
179
UBS Group AG 05/21/21 340,000 101.81 346
339
UBS Group AG 11/13/24 712,000 94.62 674
677
UniCredit SpA 09/14/23 635,000 92.53 588
610
United Airlines, Inc. 05/21/21 190,000 99.60 189
187
Var Energi ASA 05/11/23 194,000 98.66 191
194
Var Energi ASA 09/14/23 201,000 102.48 206
213
Venture Global LNG, Inc. 02/29/24 80,000 105.77 85
89
Verus Securitization Trust 05/20/24 209,712 99.87 209
211
Verus Securitization Trust 08/14/24 482,514 100.00 483
482
VICI Properties, Inc. 07/17/24 584,000 98.59 576
578
Victory Receivables Corp. 01/10/25 650,000 99.21 645
645
Videotron, Ltd. 12/05/24 348,000 94.26 328
323
Vistra Operations Co. LLC 09/14/23 684,000 96.98 663
666
Vistra Operations Co. LLC 11/19/24 365,000 99.95 365
365
Voya CLO, Ltd. 04/24/24 141,765 100.00 142
142
Weir Group PLC (The) 01/22/24 659,000 95.95 632
636
XPO, Inc. 09/14/23 573,000 98.73 566
581
Yara International ASA 08/14/23 593,000 96.05 570
585
Zais CLO 13, Ltd. 08/07/24 129,542 100.00 130 130
134,046
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Bond Futures 28 GBP 2,598 03/25
(56)
United States 2 Year Treasury Note Futures 340 USD 69,912 03/25
(46)
United States 5 Year Treasury Note Futures 73 USD 7,767 03/25
(58)
United States 10 Year Ultra Treasury Note Futures 38 USD 4,232 03/25
(96)
United States Treasury Ultra Bond Futures 2 USD 237 03/25 (9)
Short Positions
Euro-Bund Futures 30 EUR 3,976 03/25
125
Japanese 10 Year Government Bond Futures 4 JPY 562,680 03/25
45
Japanese 10 Year Mini Government Bond Futures 13 JPY 182,962 03/25
12
United States 2 Year Treasury Note Futures 18 USD 3,701 03/25 2
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (81)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 2,931 NOK 33,351 02/10/25 15
Citigroup USD 2,933 NOK 33,351 02/10/25 13
Citigroup SEK 20,298 USD 1,831 02/10/25 (1)
HSBC CHF 5,287 USD 5,838 02/10/25 29
Royal Bank of Canada USD 2,543 EUR 2,468 02/10/25 17
Royal Bank of Canada GBP 2,347 USD 2,910 02/10/25 1
State Street USD 730 EUR 700 02/10/25 (4)
State Street USD 3,294 GBP 2,642 02/10/25 (18)
State Street USD 9 SEK 99 02/10/25 —
State Street CHF 30 USD 33 02/10/25 —
State Street NOK 361 USD 32 02/10/25 —
UBS AUD 6,463 USD 4,029 02/10/25 11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 63
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 62,685 $ —
$ —
$ 62,685
Corporate Bonds and Notes — 148,997 —
—
148,997
International Debt — 63,380 —
—
63,380
Mortgage-Backed Securities — 49,895 1,952
—
51,847
Municipal Bonds — 1,567 —
—
1,567
United States Government Treasuries — 42,945 —
—
42,945
Short-Term Investments — 46,682 — 22,438 69,120
Total Investments
— 416,151 1,952 22,438 440,541
Other Financial Instruments
Assets
Futures Contracts 18 4 — — — 18 4
Foreign Currency Exchange Contracts — 86 — — 86
Liabilities
Futures Contracts (26 5 ) — — — (26 5 )
Foreign Currency Exchange Contracts — (23) — — (23)
Total Other Financial Instruments
*
$ (81) $ 63 $ — $ — $ (18)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
906
Brazil ..................................................................................................
1,674
Canada ................................................................................................
23,651
Cayman Islands ..................................................................................
5,321
Chile ...................................................................................................
800
China ..................................................................................................
619
Colombia ............................................................................................
808
Denmark .............................................................................................
670
Finland ...............................................................................................
661
France .................................................................................................
3,294
Germany .............................................................................................
3,471
Ireland ................................................................................................
3,011
Israel ...................................................................................................
539
Italy ....................................................................................................
1,169
Japan ..................................................................................................
2,914
Kazakhstan .........................................................................................
423
Kuwait ................................................................................................
848
Macao .................................................................................................
188
Mexico ...............................................................................................
878
Netherlands ........................................................................................
2,628
Norway ...............................................................................................
868
Peru ....................................................................................................
474
Saudi Arabia .......................................................................................
615
South Africa .......................................................................................
199
South Korea .......................................................................................
546
Spain ..................................................................................................
1,144
Switzerland ........................................................................................
1,833
Taiwan ................................................................................................
381
United Kingdom .................................................................................
15,166
United States ......................................................................................
364,630
Zambia ...............................................................................................
212
Total Investments ............................................................................... 440,541
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 24,217 $ 126,873 $ 128,648 $ (2) $ (2) $ 22,438 $ 309 $ —

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 95.8%
Alabama - 2.5%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,001
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,625
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 538
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,550 5.250 05/01/55 1,647
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (ae)(Þ) 150 8.000 07/01/28 157
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (ae)(Þ) 375 6.000 07/01/45 390
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,167
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/44 6,468
County of Jefferson Sewer Revenue Bonds 5,320 5.250 10/01/49 5,643
County of Jefferson Sewer Revenue Bonds 2,500 5.500 10/01/53 2,686
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 248
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,313
Homewood Educational Building Authority Revenue Bonds 1,900 5.500 10/01/54 1,965
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 99
Hoover Industrial Development Board Revenue Bonds 1,805 5.750 10/01/49 1,875
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 867
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,104
Midcity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 97
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 863
MidCity Improvement District Special Assessment 250 4.750 11/01/49 213
Mobile County Industrial Development Authority Revenue Bonds 3,250 5.000 06/01/54 3,273
Mobile County Industrial Development Authority Revenue Bonds 1,000 4.750 12/01/54 978
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 821
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 690 4.000 11/01/49 418
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,947
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(Ê) 2,550 5.000 01/01/56 2,673
Sumter County Industrial Development Authority Revenue Bonds (Š) 1,100 6.000 07/15/52 —
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 7,500 5.250 05/01/44 7,609
53,685
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,802
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 248
2,050
Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 4,795 4.080 01/01/37 4,659
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,204
Arizona Industrial Development Authority Revenue Bonds (Þ) 440 5.000 06/01/31 450
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,365 6.000 07/01/37 1,401
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 373
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 66
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 106
Arizona Industrial Development Authority Revenue Bonds (Þ) 675 7.125 05/01/44 706
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 742
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 176
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 472
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 91
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 53
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,741

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 24
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,988
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 171
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 101
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 685
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,050 7.625 05/01/54 1,099
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 266
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,325
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 24
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 101
Arizona Industrial Development Authority Revenue Bonds 774 5.125 01/01/59 651
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,187
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 601
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,004
Estrella Mountain Ranch Community Facilities District Special Assessment 20 3.500 07/01/29 19
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 99
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 711
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,293
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 1,650 5.000 07/01/46 1,601
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 25 5.500 05/01/40 24
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 50 5.750 05/01/50 47
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 538
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 270
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 107
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 225 3.500 07/01/44 184
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 299
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 154
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 47
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 83
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 103
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.250 07/01/53 191
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 47
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 325 6.375 10/01/54 327
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 80
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 194
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 246
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 5.000 06/15/54 95
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 118
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 175 5.000 06/15/64 166
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 77
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 96
31,231
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 849
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 835
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 280
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 132
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 631

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,680
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,364
Arkansas Development Finance Authority Revenue Bonds 130 5.700 05/01/53 136
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,743
11,650
California - 8.1%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 102
Alameda Corridor Transportation Authority Revenue Bonds 150
Zero
coupon 10/01/47 87
Alameda Corridor Transportation Authority Revenue Bonds 150
Zero
coupon 10/01/48 86
Alameda Corridor Transportation Authority Revenue Bonds 800
Zero
coupon 10/01/49 458
Alameda Corridor Transportation Authority Revenue Bonds 125
Zero
coupon 10/01/50 71
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275
Zero
coupon 10/01/51 157
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 720
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 499
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 625 5.250 07/01/54 661
California Community Choice Financing Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.450%)(ae)(Ê) 180 3.630 02/01/52 168
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,165
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 1,000 5.000 05/01/54 1,068
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 462
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 151
California Community Housing Agency Revenue Bonds (Þ) 3,095 4.000 02/01/56 2,538
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 118
California County Tobacco Securitization Agency Revenue Bonds 10,020 4.904 06/01/55 2,031
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 654
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 920
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 251
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,027
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,925
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,014
California Health Facilities Financing Authority Revenue Bonds 530 4.000 04/01/49 502
California Health Facilities Financing Authority Revenue Bonds (ae) 20 4.000 04/01/49 21
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 221
California Health Facilities Financing Authority Revenue Bonds 400 5.000 12/01/54 421
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 765 4.125 01/01/35 736
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê)
(Þ) 1,800 8.000 01/01/50 1,854
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 660
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,791
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 103
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 232
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 257
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,509
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,139
California Municipal Finance Authority Revenue Bonds (ae) 1,000 4.250 02/01/40 1,000
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,004
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,719
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,704

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,790
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 58
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,701
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 776
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 85
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 60
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 239
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 91
California Municipal Finance Authority Revenue Bonds (Þ) 175 5.375 01/01/55 176
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 41
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.500 01/01/60 127
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 259
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 209
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 258
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 592
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 999
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 270
California Pollution Control Financing Authority Revenue Bonds (Þ) 750 5.000 07/01/37 804
California Pollution Control Financing Authority Revenue Bonds (Æ)(Ø)(Š)(Þ) 1,328 7.500 12/01/40 159
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,614
California Public Finance Authority Revenue Bonds (Þ) 100 3.125 05/15/29 98
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 626
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,004
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 438
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,016
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 53
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 501
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 929
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 130
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 386
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 71
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 1,010
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 240
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 249
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 165
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 820
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 251
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 559
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 147
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 53
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 91
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 300
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 237
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 185
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 397
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 520
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 252
California School Finance Authority Revenue Bonds (Þ) 375 5.000 06/01/64 358
California Statewide Communities Development Authority Revenue Bonds (ae) 460 5.000 05/15/25 463
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 203
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 509

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 205
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 402
California Statewide Communities Development Authority Revenue Bonds 1,450 5.250 12/01/44 1,450
California Statewide Communities Development Authority Revenue Bonds (Þ) 8,100 5.000 12/01/46 8,125
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,236
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 278
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 252
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 99
California Statewide Communities Development Authority Revenue Bonds (Þ) 225 5.250 07/01/52 227
California Statewide Communities Development Authority Revenue Bonds 1,445 5.500 12/01/54 1,445
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,500 5.250 12/01/56 1,505
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,016
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 73
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 46
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 416
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 259
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 512
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,848
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 517
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 66
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 64
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 87
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 291
City of Dublin Special Tax 100 5.375 09/01/51 104
City of Irvine Special Tax (µ) 100 5.000 09/01/51 103
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 225
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,175
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 49
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,560
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,557
City of Oroville Revenue Bonds 100 5.250 04/01/34 75
City of Oroville Revenue Bonds 185 5.250 04/01/39 132
City of Oroville Revenue Bonds 1,435 5.250 04/01/49 992
City of Oroville Revenue Bonds 1,050 5.250 04/01/54 728
City of Palm Desert Special Tax 100 3.000 09/01/31 92
City of Roseville Special Tax 25 4.000 09/01/40 23
City of Roseville Special Tax 50 4.000 09/01/45 45
City of Roseville Special Tax 1,550 4.000 09/01/50 1,330
City of Roseville Special Tax 150 5.250 09/01/53 153
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 192
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 237
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,095
County of El Dorado Special Tax 80 5.000 09/01/49 78
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 230
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 735
County of San Diego Special Tax 40 3.000 09/01/50 28
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 444
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 973
CSCDA Community Improvement Authority Revenue Bonds (Þ) 925 3.000 12/01/56 642
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 690

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
CSCDA Community Improvement Authority Revenue Bonds (Þ) 600 3.250 04/01/57 440
Dublin Community Facilities District No. 2015-1 Special Tax 100 5.000 09/01/37 102
Dublin Community Facilities District No. 2015-1 Special Tax 340 5.000 09/01/47 342
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 152
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 4,039
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,325
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,261
Golden State Tobacco Securitization Corp. Revenue Bonds 1,055 3.850 06/01/50 973
Golden State Tobacco Securitization Corp. Revenue Bonds 2,365 5.000 06/01/51 2,435
Golden State Tobacco Securitization Corp. Revenue Bonds 55,700
Zero
coupon 06/01/66 6,522
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 5,500 5.000 07/01/45 5,282
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 884
Inland Empire Tobacco Securitization Authority Revenue Bonds 70 3.678 06/01/38 67
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250
Zero
coupon 06/01/36 1,049
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 224
Irvine Unified School District Special Tax 570 5.000 03/01/57 582
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,009
Los Angeles Department of Water Revenue Bonds (~)(Ê) 18,000 1.160 07/01/35 18,000
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 777
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,334
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 425
Northern California Gas Authority No. 1 Revenue Bonds (USD 3 Month LIBOR +
0.720%)(Ê) 785 3.973 07/01/27 785
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 120
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 5.000 08/01/47 479
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 236
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 331
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,854
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 148
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 298
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 122
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 165 3.740 06/01/34 161
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,805
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,576
San Francisco City & County Airports Commission International Airport Revenue
Bonds 1,500 5.500 05/01/55 1,622
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,214
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 68
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 89
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 87
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 86
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 283
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 338
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 229
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 836
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,039
State of California General Obligation Unlimited 230 4.000 04/01/49 226
Tobacco Securitization Authority of Southern California Revenue Bonds 400 5.000 06/01/48 406

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 107
University of California Revenue Bonds 450 3.000 05/15/51 357
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
177,145
Colorado - 3.6%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 640
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 476
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 517
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/50 480
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (~)(Ê)
(Þ) 500 4.875 12/01/51 404
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (~)(Ê) 500 5.750 12/01/51 462
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 502
Belford North Metropolitan District General Obligation Limited (~)(Ê) 500 8.500 12/15/50 481
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 487
BNC Metropolitan District No. 1 General Obligation Limited (~)(Ê) 456 7.375 12/15/47 445
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 479
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,630
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/01/54 515
Cascade Ridge Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 436
Castleview Metropolitan District No. 1 General Obligation Limited (~)(Ê) 500 5.000 12/01/50 418
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (~)(Ê) 600 6.000 12/01/51 506
Citadel on Colfax Business Improvement District Revenue Bonds 350 5.350 12/01/50 350
Citadel on Colfax Business Improvement District Revenue Bonds (~)(Ê) 365 7.875 12/15/50 346
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,616
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 513
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 500
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,440
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 144
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,772
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 404
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 321
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 171
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 213
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 315
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 405
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,113
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 97
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 176
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 519
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 816
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 394
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 44
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,086
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 199
Colorado Health Facilities Authority Revenue Bonds 1,095 3.250 08/01/49 861
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,116
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,175 1.650 12/01/52 1,175
Colorado Health Facilities Authority Revenue Bonds 1,400 5.250 12/01/54 1,492
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,429

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 100
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 820
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,755
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Constitution Heights Metropolitan District General Obligation Limited 1,755 5.000 12/01/49 1,652
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 681
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 494
Copperleaf Metropolitan District No. 9 General Obligation Limited (~)(Ê) 500 4.875 12/01/51 409
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 500
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 463
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited (~)
(Ê) 500 6.125 12/15/54 496
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 383
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 163
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 111
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 306
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 196
Denver Health & Hospital Authority Revenue Bonds (Þ) 340 4.000 12/01/36 331
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 94
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 46
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,502
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 248
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 281
Denver Urban Renewal Authority Tax Allocation (Þ) 525 5.250 12/01/39 531
Dinosaur Ridge Metropolitan District Revenue Bonds 470 5.000 06/01/49 455
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,281
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 518
Glen Metropolitan District No. 3 General Obligation Limited 500 4.250 12/01/51 417
Granary Metropolitan District No. 9 Special Assessment (Þ) 260 5.450 12/01/44 250
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 474
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 233
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 425
Independence Metropolitan District No. 3 General Obligation Limited 500 5.375 12/01/54 490
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,229
Johnstown Farms East Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 437
Johnstown Plaza Metropolitan District General Obligation Limited 2,229 4.250 12/01/46 1,977
Jones District Community Authority Board Revenue Bonds 500
Zero
coupon 12/01/50 484
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 1,016
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 502
Loretto Heights Community Authority Revenue Bonds (~)(Ê) 500 4.875 12/01/51 404
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 512
Mineral Business Improvement District General Obligation Limited (Þ) 150 5.750 12/01/54 151
Mineral Business Improvement District General Obligation Limited (~)(Ê)(Þ) 100 8.500 12/15/54 99
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 722
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 516
Mirabelle Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.125 12/15/49 503
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 791

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 479
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 496
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 474
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,003
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 501
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Palisade Metropolitan District No. 2 Revenue Bonds (Þ) 500 5.875 12/15/54 450
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 485
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.750 12/15/50 469
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/53 408
Powhaton Community Authority Revenue Bonds (~)(Ê) 500 5.000 12/01/51 439
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 525
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 501
Prairie Center Metropolitan District No. 7 General Obligation Limited 1,425 4.875 12/15/44 1,231
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 452
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 89
Pueblo Urban Renewal Authority Tax Allocation (Þ) 1,175 4.750 12/01/45 1,010
RRC Metropolitan District No. 2 Revenue General Obligation Limited (~)(Ê) 500 5.250 12/01/51 438
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 474
Senac South Metropolitan District No. 1 General Obligation Limited (~)(Ê) 625 5.250 12/01/51 542
Sky Dance Metropolitan District No. 2 General Obligation Limited 500 6.000 12/01/54 496
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 724
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,004
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 956
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 102
Sterling Ranch Community Authority Board Special Assessment 435 5.625 12/01/43 443
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 494
Takoda Metropolitan District General Obligation Limited 500 6.000 12/01/50 512
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (~)(Ê) 500 6.875 12/15/52 488
Trevenna Metropolitan District General Obligation Limited 500 5.750 12/01/54 500
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,349 5.625 12/01/48 1,355
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 469
Waterview North Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.750 12/01/54 495
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 532
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 435
Westview South Community Development District Special Assessment 95 5.375 05/01/43 98
Winsome Metropolitan District No. 3 General Obligation Limited (~)(Ê)(Þ) 500 5.125 12/01/50 436
77,861
Connecticut - 0.9%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 106
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,154
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 414
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 725
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,012
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 974
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 654
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 986
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,500 5.000 07/01/48 1,430
Connecticut State Health & Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 133

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,042
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 197
Connecticut State Health & Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 407
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 189
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 246
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 350
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,070 7.000 02/01/45 2,070
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 485
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 217
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 127
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,592
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 106
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,880
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 375 6.000 04/01/52 401
Town of Hamden Revenue Bonds 750 7.000 01/01/53 809
19,706
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 45
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 102
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 60
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 58
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 319
Delaware State Health Facilities Authority Revenue Bonds 400 4.375 06/01/48 365
Town of Bridgeville Special Tax 305 4.000 07/01/35 280
1,229
District of Columbia - 1.1%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,505
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,011
District of Columbia Revenue Bonds 750 5.000 07/01/37 754
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,020
District of Columbia Revenue Bonds 575 5.250 05/01/48 625
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 997
District of Columbia Tax Allocation (Þ) 325
Zero
coupon 06/01/49 190
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835 7.666 06/15/46 3,080
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,019
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,409
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 10,620 4.000 10/01/49 9,778
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 963
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 90
24,441
Florida - 10.8%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 117
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,303
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 119
Antillia Community Development District Special Assessment 100 5.600 05/01/44 104
Antillia Community Development District Special Assessment 100 5.875 05/01/54 105
Arbors Community Development District Special Assessment (Þ) 100 5.150 05/01/44 98
Arbors Community Development District Special Assessment 200 5.625 05/01/53 205
Arbors Community Development District Special Assessment (Þ) 125 5.500 05/01/55 123
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 27
Armstrong Community Development District Special Assessment 160 4.000 11/01/50 133

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Artisan Lakes East Community Development District Special Assessment 135 2.300 05/01/26 134
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 236
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 787
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 394
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,104
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 40
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 21
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 157
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 102
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,424
Avelar Creek Community Development District Special Assessment 90 4.000 05/01/36 89
Avenir Community Development District Special Assessment 100 5.250 05/01/29 100
Avenir Community Development District Special Assessment (Þ) 370 5.000 05/01/41 374
Avenir Community Development District Special Assessment 120 5.375 05/01/43 122
Avenir Community Development District Special Assessment 360 3.400 05/01/52 278
Avenir Community Development District Special Assessment 405 5.625 05/01/54 410
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 96
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 93
Babcock Ranch Community Independent Special District Special Assessment 100 5.000 11/01/31 100
Babcock Ranch Community Independent Special District Special Assessment (Þ) 1,060 5.000 11/01/39 1,066
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 1,014
Babcock Ranch Community Independent Special District Special Assessment 500 5.000 05/01/42 502
Babcock Ranch Community Independent Special District Special Assessment (Þ) 125 5.000 05/01/44 125
Babcock Ranch Community Independent Special District Special Assessment (Þ) 250 5.250 05/01/55 248
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 98
Bartram Park Community Development District Special Assessment 390 4.250 05/01/29 391
Bartram Park Community Development District Special Assessment 480 4.500 05/01/35 481
Bay Laurel Center Community Development District Special Assessment 85 4.000 05/01/37 79
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 176
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 91
Berry Bay Community Development District Special Assessment 105 2.625 05/01/26 104
Berry Bay Community Development District Special Assessment 75 5.000 05/01/44 72
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 155
Berry Bay Community Development District Special Assessment 75 5.350 05/01/54 72
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 105
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 42
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 94
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,416
Bonterra Community Development District Special Assessment 580 5.000 05/01/47 573
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 202
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 251
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 65
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 189
Brightwater Community Development District Special Assessment (Þ) 50 5.350 05/01/44 50
Brightwater Community Development District Special Assessment (Þ) 125 5.625 05/01/55 123
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 256
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 106
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 104
Buckhead Trails Community Development District Special Assessment 125 5.875 05/01/54 126

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buena Lago Community Development District Special Assessment 100 5.500 05/01/52 103
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 102
Caldera Community Development District Special Assessment 1,000 5.200 05/01/54 938
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 91
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 126
Capital Projects Finance Authority Revenue Bonds (Þ) 2,295 5.000 06/01/49 2,249
Capital Projects Finance Authority Revenue Bonds (Þ) 155 5.000 06/01/54 150
Capital Projects Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/58 120
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 938
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,970 4.500 01/01/35 1,954
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 306
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 301
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 440
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,027
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 80
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 414
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 6.500 06/15/54 103
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 78
Capital Trust Agency, Inc. Revenue Bonds (Þ) 5,405 5.250 12/01/58 5,420
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 323
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 900
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 102
Capital Trust Authority Revenue Bonds (Þ) 350 6.875 12/01/44 356
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 101
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 94
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 546
Caymas Community Development District Special Assessment 100 5.625 05/01/54 103
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 237
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 101
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 104
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 866
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 508
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,399
CFM Community Development District Special Assessment 490 4.000 05/01/51 407
Chaparral Palm Bay Community Development District Special Assessment 100 5.200 05/01/44 99
Chaparral Palm Bay Community Development District Special Assessment 200 5.500 05/01/55 197
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 25
Chapel Creek Community Development District Special Assessment (Þ) 45 4.000 05/01/52 37
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 83
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 210 5.500 10/01/36 211
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 347
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,000 4.000 10/01/51 1,683
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,001
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,001
City of Palmetto Revenue Bonds 75 5.250 06/01/52 76
City of Palmetto Revenue Bonds 150 5.375 06/01/57 153
City of Palmetto Revenue Bonds 125 5.625 06/01/62 129
City of Tampa Revenue Bonds 960 5.000 04/01/45 962
City of Venice Revenue Bonds (Þ) 100 5.500 01/01/55 101
City of Venice Revenue Bonds (Þ) 175 5.625 01/01/60 178

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,532
Coddington Community Development District Special Assessment 100 5.750 05/01/52 103
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,311
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 895
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 265
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 250
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 94
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 202
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 157
Copes Landing Community Development District Special Assessment 100 5.450 05/01/54 102
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 51
Coral Keys Homes Community Development District Special Assessment 90 4.000 05/01/40 81
Cordova Palms Community Development District Special Assessment 1,015 5.400 05/01/42 1,036
Cordova Palms Community Development District Special Assessment 1,555 4.000 05/01/52 1,283
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 151
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 50
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 97
Coronado Community Development District Special Assessment 25 4.000 05/01/31 24
Coronado Community Development District Special Assessment 44 4.250 05/01/38 42
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 50
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 347
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 131
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 188
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,129
County of Lake Revenue Bonds 500 5.750 08/15/50 503
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,818
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,200
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,250
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,404
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,386
Creekview Community Development District Special Assessment 200 5.375 05/01/44 196
Creekview Community Development District Special Assessment 300 5.625 05/01/55 294
Cresswind Lake Harris Community Development District Special Assessment 1,000 5.300 05/01/55 947
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 180
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 121
Crossings Community Development District Special Assessment 175 5.125 05/01/52 173
Crossings Community Development District Special Assessment 100 5.600 05/01/54 103
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 98
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.400 05/01/44 98
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.700 05/01/55 97
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 102
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 102
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 85
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 84
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 101
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 150
Deer Run Community Development District Special Assessment 175 5.400 05/01/39 183
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 205
Deerbrook Community Development District Revenue Bonds 100 5.500 05/01/53 102
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 351
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 74

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 119
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 62
Eagle Hammock Community Development District Special Assessment 195 5.375 05/01/52 197
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 69
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 189
East 547 Community Development District Special Assessment 100 6.500 05/01/54 109
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 629
East Nassau Stewardship District Special Assessment 1,250 5.250 05/01/29 1,251
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,072
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 45
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 169
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 63
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 132
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 255
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 657
Enclave at Black Point Marina Community Development District Special Assessment 135 3.250 05/01/25 134
Enclave at Black Point Marina Community Development District Special Assessment 140 3.500 05/01/26 139
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 760
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,109
Entrada Community Development District Special Assessment 100 5.800 05/01/53 104
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 51
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 77
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 518
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 190
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,795
Esplanade Lake Club Community Development District Special Assessment 140 4.125 11/01/50 119
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 99
Everlands Community Development District Special Assessment (Þ) 100 5.500 06/15/54 99
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 51
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 102
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 83
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 470
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 57
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,475 12.000 07/15/32 10,154
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 79
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 906
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 72
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,152
Florida Development Finance Corp. Revenue Bonds 2,000 5.250 07/01/47 2,005
Florida Development Finance Corp. Revenue Bonds (µ) 550 5.250 07/01/47 576
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 194
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 219
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 105
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 144
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 409
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,465
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 358
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 233
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 343
Florida Development Finance Corp. Revenue Bonds (µ) 1,000 5.250 07/01/53 1,037
Florida Development Finance Corp. Revenue Bonds 2,925 5.500 07/01/53 2,969

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 254
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 152
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 109
Florida Development Finance Corp. Revenue Bonds (Þ) 1,220 5.250 06/01/55 1,175
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 134
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 281
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 174
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,000 8.250 07/01/57 3,116
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 211
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 177
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,850 10.000 07/15/59 2,948
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 77
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 252
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,203
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 350
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 311
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 266
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 102
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 102
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 65
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 83
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 750
Greenbriar Community Development District Special Assessment 100 5.650 05/01/45 101
Greenbriar Community Development District Special Assessment 100 5.875 05/01/54 101
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 92
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 271
Hammock Oaks Community Development District Special Assessment 125 6.150 05/01/54 130
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 49
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 141
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 93
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 95
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 86
Harmony on Lake Eloise Community Development District Special Assessment 100 5.450 11/01/45 102
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 101
Harmony on Lake Eloise Community Development District Special Assessment 100 5.650 11/01/54 101
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,192
Harmony West Community Development District Special Assessment 100 5.650 05/01/55 101
Hawks Point Community Development District Special Assessment 185 4.250 05/01/35 184
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 90
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 154
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 83
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 132
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 112
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 151
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 300
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 82
Highlands Community Development District Special Assessment 200 4.250 05/01/36 192
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 421
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 101
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 29
Hillcrest Preserve Community Development District Special Assessment (Þ) 100 5.000 05/01/44 96
Hillcrest Preserve Community Development District Special Assessment (Þ) 150 5.300 05/01/54 144
Hills Minneola Community Development District Special Assessment (Þ) 160 4.000 05/01/40 144
Hills Minneola Community Development District Special Assessment 50 5.550 05/01/44 52
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 187
Hills Minneola Community Development District Special Assessment 100 5.875 05/01/54 105
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,555
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,897
Hobe-St Lucie Conservancy District Special Assessment 100 5.600 05/01/44 104
Hobe-St Lucie Conservancy District Special Assessment 250 5.875 05/01/55 261
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 139
Island Lakes Estate Special Assessment 150 6.000 12/15/53 158
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 152
Juniper Cove Community Development District Special Assessment 100 5.450 05/01/45 102
Juniper Cove Community Development District Special Assessment 100 5.700 05/01/55 102
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 179
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 80
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 257
Kelly Park Community Development District Special Assessment 100 6.250 11/01/53 106
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 105
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 78
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 104
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 77
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 50
Knightsbridge Community Development District Revenue Bonds (Þ) 1,000 5.500 06/15/54 1,019
Lake Deer Community Development District Special Assessment 145 5.625 05/01/53 149
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 51
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 102
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 86
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 650
Lakeside Preserve Community Development District Special Assessment 30 5.250 05/01/30 31
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 75
Lakeside Preserve Community Development District Special Assessment 115 6.375 05/01/54 124
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 103
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 915
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 100
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 151
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 311
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 100
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 226
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 243
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 80
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 692
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 102
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 343
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 102
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 98
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 95

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 35
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 103
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 99
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 49
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 256
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 309
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 713
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 181
Longleaf Community Development District Special Assessment 100 5.450 05/01/55 102
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 167
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 103
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 1,044
LTC Ranch West Residential Community Development District Special Assessment 60 3.250 05/01/31 56
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 42
LTC Ranch West Residential Community Development District Special Assessment 100 5.650 05/01/54 102
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 51
LTC Ranch West Residential Community Development District Special Assessment 100 6.050 05/01/54 106
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 92
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 87
Magnolia Island Community Development District Special Assessment (Þ) 50 5.550 05/01/45 50
Magnolia Island Community Development District Special Assessment (Þ) 120 5.750 05/01/55 121
Mandarin Grove Community Development District Special Assessment (Þ) 70 6.625 05/01/53 80
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 53
Marion Ranch Community Development District Special Assessment 140 5.950 05/01/54 147
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 203
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 251
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 521
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 115
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 641
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 79
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 98
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 103
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,646
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,751
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 921
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 513
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,153
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 130
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 187
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,003
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 125 5.625 05/01/44 126
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 106
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,342
Mirada II Community Development District Special Assessment 175 5.750 05/01/53 178
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 190
Normandy Community Development District Revenue Bonds (Þ) 150 5.300 05/01/44 153
Normandy Community Development District Revenue Bonds (Þ) 200 5.550 05/01/54 205
North AR-1 Pasco Community Development District Special Assessment 735 5.750 05/01/43 773
North AR-1 Pasco Community Development District Special Assessment 75 5.750 05/01/44 79

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North AR-1 Pasco Community Development District Special Assessment 200 6.000 05/01/54 211
North Loop Community Development District Special Assessment 150 6.625 05/01/54 165
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 83
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 124
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 142
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 190
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 933
Ocala Preserve Community Development District Special Assessment 95 5.700 05/01/43 100
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 105
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 140
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 102
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 211
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 101
Orange County Health Facilities Authority Revenue Bonds 805 4.500 10/01/56 791
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,249
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 91
Pacific Ace Community Development District Special Assessment 100 5.500 05/01/55 100
Paddocks Community Development District Special Assessment (Þ) 140 5.450 05/01/55 134
Palermo Community Development District Special Assessment 100 5.000 06/15/43 100
Palermo Community Development District Special Assessment 125 5.250 06/15/53 125
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 783
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 166
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 201
Palm Beach County Health Facilities Authority Revenue Bonds 435 5.000 05/15/53 419
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 254
Palm Beach County Health Facilities Authority Revenue Bonds 125 7.625 05/15/58 141
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 586
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 103
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 990
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 103
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 349
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 182
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 114
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 234
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 1,037
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 499
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 343
Parkway Center Community Development District Special Assessment 130 4.375 05/01/31 131
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 173
Parrish Lakes Community Development District Special Assessment 95 5.125 05/01/43 96
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 51
Parrish Lakes Community Development District Special Assessment 100 5.500 05/01/44 104
Parrish Lakes Community Development District Special Assessment 115 5.400 05/01/53 116
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 154
Parrish Lakes Community Development District Special Assessment 200 5.800 05/01/54 208
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 252
Parrish Lakes II Community Development District Special Assessment 450 5.450 05/01/54 457
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 106
Pasadena Ridge Community Development District Special Assessment 100 5.050 05/01/44 98
Pasadena Ridge Community Development District Special Assessment 100 5.375 05/01/55 98
Paseo Community Development District Capital Improvements Special Assessment 195 4.375 05/01/36 198

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Peace Creek Community Development Special Assessment 100 5.125 06/15/43 101
Peace Creek Community Development Special Assessment 180 5.375 06/15/53 182
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 221
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 312
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 545 4.125 12/15/28 550
Pinellas County Industrial Development Authority Revenue Bonds 1,270 5.000 07/01/29 1,284
Pioneer Ranch Community Development District Special Assessment 100 5.000 05/01/44 95
Pioneer Ranch Community Development District Special Assessment 100 5.300 05/01/55 94
Portico Community Development District Special Assessment 25 3.625 05/01/40 22
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 544
Preserve at South Branch Community Development District Special Assessment 100 4.000 11/01/39 94
Prosperity Lakes Community Development District Special Assessment 100 6.125 12/15/53 106
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 544
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 897
Regal Village Community Development District Special Assessment 150 5.500 05/01/54 153
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 755
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,611
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 79
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 51
River Glen Community Development District Special Assessment 600 4.000 05/01/51 498
River Hall Community Development District Special Assessment (Þ) 65 5.350 05/01/44 67
River Hall Community Development District Special Assessment 150 6.500 05/01/54 164
River Hall Community Development District Special Assessment (Þ) 75 5.625 05/01/55 77
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 104
Rivington Community Development District Special Assessment 300 4.000 05/01/52 248
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 784
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 203
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 161
Rookery Community Development District Special Assessment 125 5.350 05/01/55 119
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 829
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 100
Rye Crossing Community Development District Special Assessment (Þ) 60 6.000 11/01/53 63
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 220
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 821
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 316
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 127
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 51
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 39
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 105
Sarasota County Public Hospital District Revenue Bonds 1,000 4.000 07/01/48 923
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 253
Sarasota National Community Development District Special Assessment 200 4.125 05/01/41 180
Savanna Lakes Community Development District Special Assessment 50 5.500 06/15/54 51
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 204
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 146
Scenic Terrace North Community Development District Special Assessment 175 5.875 05/01/43 186
Scenic Terrace North Community Development District Special Assessment 200 6.125 05/01/54 212
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Scenic Terrace South Community Development District Special Assessment 225 4.625 05/01/53 199
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 109
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 102
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 96
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 275
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 80
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 100
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 103
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 176
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 78
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 201
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 139
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 448
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 102
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 293
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 625
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 63
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 39
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 129
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 101
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 155
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 242
Somerset Bay Community Development District Special Assessment (Þ) 100 5.900 05/01/54 104
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 920
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,319
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 201
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 92
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 531
Southern Groves Community Development District No. 5 Special Assessment 2,030 4.000 05/01/48 1,723
Southshore Bay Community Development District Revenue Bonds 100 5.625 05/01/54 103
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 51
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 103
St. Augustine Lakes Community Development District Special Assessment 995 5.500 06/15/53 1,013
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 456
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 20
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 157
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 318
Stellar North Community Development District Special Assessment 825 3.200 05/01/41 669
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 213
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 111
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 193
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 139
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 897
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 102
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 51
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 76
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 533

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stuart Crossing Community Development District Revenue Bonds (Þ) 100 5.500 05/01/54 102
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Summer Woods Community Development District Special Assessment 285 4.000 05/01/52 235
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 198
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 95
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 42
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 99
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 401
Terreno Community Development District Special Assessment 100 5.400 05/01/45 101
Terreno Community Development District Special Assessment 100 5.250 05/01/53 100
Terreno Community Development District Special Assessment 100 5.650 05/01/55 101
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 981
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 210
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 1,082
Tohoqua Community Development District Special Assessment 100 3.600 05/01/41 86
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 190
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 101
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 222
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 251
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 98
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 95
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 55
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 108
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 79
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 83
Triple Creek Community Development District Special Assessment 20 5.250 11/01/27 20
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 84
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 266
TSR Community Development District Special Assessment 200 5.000 11/01/39 201
TSR Community Development District Special Assessment 200 4.750 11/01/47 186
TSR Community Development District Special Assessment 485 5.125 11/01/49 483
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 281
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 83
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 80
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 53
Twisted Oaks Pointe Community Development District Special Assessment 125 6.000 05/01/55 132
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 98
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 95
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 133
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 197
Two Lakes Community Development District Special Assessment 175 5.000 05/01/55 177
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 283
Two Rivers North Community Development District Special Assessment 150 5.250 05/01/52 146
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 159
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 316
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 154
Two Rivers West Community Development District Special Assessment 125 5.875 05/01/54 131
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 506
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 126
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 473

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
V-Dana Community Development District Special Assessment 100 5.250 05/01/43 110
V-Dana Community Development District Special Assessment (Þ) 100 5.375 05/01/45 100
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 83
V-Dana Community Development District Special Assessment 195 5.500 05/01/54 212
V-Dana Community Development District Special Assessment (Þ) 125 5.550 05/01/55 125
Ventana Community Development District Special Assessment (Þ) 790 5.000 05/01/38 798
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 498
Veranda Community Development District II Special Assessment 205 5.000 11/01/39 207
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 51
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 161
Veranda Community Development District II Special Assessment 120 5.375 05/01/44 123
Veranda Community Development District II Special Assessment 285 5.125 11/01/49 284
Veranda Community Development District II Special Assessment (Þ) 50 4.000 05/01/51 42
Veranda Community Development District II Special Assessment 300 5.375 05/01/54 303
Veranda Community Development District II Special Assessment 25 5.625 05/01/54 26
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 102
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 193
Verano No. 1 Community Development District Special Assessment 30 4.750 11/01/25 30
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 97
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 254
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 95
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 247
Verano No. 2 Community Development District Special Assessment 50 5.350 05/01/44 51
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 50
Verano No. 2 Community Development District Special Assessment 65 5.625 05/01/55 67
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 505
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 77
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 77
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 94
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 141
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 41
Viera Stewardship District Special Assessment 100 5.300 05/01/43 102
Viera Stewardship District Special Assessment 250 5.500 05/01/54 254
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 215
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 475
Village Community Development District No. 13 Special Assessment 320 3.250 05/01/52 233
Village Community Development District No. 14 Special Assessment 960 5.500 05/01/53 995
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 206
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 410
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 99
Villamar Community Development District Special Assessment 905 4.625 05/01/39 877
Villamar Community Development District Special Assessment 495 4.000 11/01/51 397
Villamar Community Development District Special Assessment 500 4.125 05/01/52 409
Villamar Community Development District Special Assessment 1,275 5.750 05/01/53 1,320
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 88
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 238
Waterford Community Development District Special Assessment 40 5.375 05/01/43 41
Waterford Community Development District Special Assessment 60 5.600 05/01/53 62
Waterford Community Development District Special Assessment 75 5.450 05/01/54 76
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 261
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 150
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 126
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.000 06/15/44 96
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 126
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.200 06/15/55 94
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 66
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 102
West Port Community Development District Special Assessment 90 3.400 05/01/41 74
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,371
West Port Community Development District Special Assessment 50 5.250 05/01/52 49
West Villages Improvement District Revenue Bonds 100 5.375 05/01/43 103
West Villages Improvement District Revenue Bonds 200 5.625 05/01/53 205
West Villages Improvement District Special Assessment 135 4.750 05/01/39 134
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,634
West Villages Improvement District Special Assessment 50 5.375 05/01/42 51
West Villages Improvement District Special Assessment 210 5.000 05/01/50 202
West Villages Improvement District Special Assessment 150 5.500 05/01/53 153
West Villages Improvement District Special Assessment 100 5.625 05/01/54 103
West Villages Improvement District Special Assessment 100 6.250 05/01/54 107
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 94
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 93
Westside Community Development District Special Assessment 815 4.000 05/01/50 614
Westside Haines City Community Development District Special Assessment 165 5.750 05/01/44 169
Westside Haines City Community Development District Special Assessment 165 6.000 05/01/54 169
Westview North Community Development District Special Assessment 100 6.000 06/15/52 105
Westview South Community Development District Special Assessment 100 5.375 05/01/43 103
Westview South Community Development District Special Assessment 260 5.600 05/01/53 267
Westview South Community Development District Special Assessment 150 5.625 05/01/53 154
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 514
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 102
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 102
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 117
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 223
Willowbrook Community Development District Special Assessment 100 5.900 05/01/55 105
Willows Community Development District Special Assessment 100 5.750 05/01/52 103
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 770
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 128
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 99
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 98
Winding Oaks Community Development District Special Assessment 100 5.400 05/01/44 103
Winding Oaks Community Development District Special Assessment 100 5.700 05/01/55 103
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 86
Windward Community Development District Special Assessment 80 4.400 11/01/35 80
Woodland Ranch Estates Community Development District Special Assessment 60 5.550 05/01/45 61
Woodland Ranch Estates Community Development District Special Assessment 100 5.750 05/01/55 101
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,668
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 41
Zephyr Lakes Community Development District Special Assessment 50 4.000 05/01/51 40
234,658
Georgia - 1.9%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200
Zero
coupon 12/15/48 2,650

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,153
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,845
City of Rockdale Special Assessment (Þ) 400 7.500 09/15/54 422
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 136
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,231
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 862
Development Authority of Burke County (The) Revenue Bonds 1,000 4.125 11/01/45 921
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 50
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,454
East Palm Drive Community Development District Special Assessment 100 5.375 06/15/54 98
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 45
George L Smith II Congress Center Authority Revenue Bonds (Þ) 1,210 3.625 01/01/31 1,138
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 162
George L Smith II Congress Center Authority Revenue Bonds 3,920 4.000 01/01/54 3,472
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,651
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 912
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 45
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 77
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 357
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,095
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,275 5.000 12/01/53 1,358
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 1,775 5.000 06/01/55 1,894
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,492
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 2,956
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,453
Municipal Electric Authority of Georgia Revenue Bonds 2,000 4.000 01/01/49 1,838
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,019
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,034
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,382
Municipal Electric Authority of Georgia Revenue Bonds 1,500 5.000 01/01/63 1,501
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,007
Private Colleges & Universities Authority Revenue Bonds (~)(Ê) 450 1.230 09/01/52 450
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 225
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 178
41,563
Guam - 0.5%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 96
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 631
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 105
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 105
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 106
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 105
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,771
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,338
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 744
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 543
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,616
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 1,018
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 204
Territory of Guam General Obligation Unlimited 325 5.000 11/15/31 326
Territory of Guam Revenue Bonds 500 5.000 12/01/31 509

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 500 5.000 11/01/35 524
10,741
Hawaii - 0.6%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,274
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,022
State of Hawaii Department of Budget & Finance Revenue Bonds 1,670 3.100 05/01/26 1,625
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 3,940 6.000 07/01/28 4,066
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,470 5.000 01/01/30 1,415
State of Hawaii Department of Budget & Finance Revenue Bonds 1,150 4.000 03/01/37 1,058
State of Hawaii Department of Budget & Finance Revenue Bonds 1,360 3.200 07/01/39 1,124
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.000 07/01/39 248
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.125 07/01/43 246
State of Hawaii Department of Budget & Finance Revenue Bonds 105 3.500 10/01/49 80
12,158
Idaho - 0.2%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 198 5.875 09/01/53 207
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 390
Idaho Health Facilities Authority Revenue Bonds 750 4.375 03/01/53 727
Idaho Housing & Finance Association Revenue Bonds 1,935 4.650 01/01/54 1,946
3,270
Illinois - 7.4%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,167
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,317
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 227
Chicago Board of Education General Obligation Unlimited (µ) 250
Zero
coupon 12/01/27 224
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 86
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,564
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 282
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 225
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 338
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,635
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,036
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 362
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 735
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 997
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,855
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,012
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,793
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,696
Chicago Board of Education General Obligation Unlimited 1,875 5.000 12/01/42 1,875
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,118
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 514
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 702
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,357
Chicago Board of Education General Obligation Unlimited 5,720 5.000 12/01/46 5,628
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,495
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,583
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,508
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,801

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 297
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 520
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,254
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,728
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,573
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 170
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 194
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,004
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 604
Chicago O'Hare International Airport Revenue Bonds 3,000 5.500 01/01/53 3,197
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,808
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds 3,450 5.000 12/01/46 3,485
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 195
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 48
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,654
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,241
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 379
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 975
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 1,994
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,650
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,318
County of Cook Revenue Bonds 300 6.500 01/01/45 308
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 435
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 250
Illinois Finance Authority Revenue Bonds 965 5.000 05/15/33 871
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 411
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 1,390 5.000 05/15/36 877
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,001
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,885
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 627
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 1,000 4.000 05/15/41 631
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,891
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,001
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 92
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 100
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 260
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,504
Illinois Finance Authority Revenue Bonds (Þ) 3,250 6.125 04/01/49 3,266
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 244
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/50 959
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 2,018
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.125 12/31/50 995
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 45
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 90
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 266
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 203
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 523
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 854
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 44
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 431

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds (Þ) 2,075 6.125 04/01/58 2,076
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 534
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 602
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 261
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 234
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 208
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 285
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,215
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 744
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 472
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,237
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 223
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,026
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,777
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,380
Metropolitan Pier & Exposition Authority Revenue Bonds 400 5.000 06/15/53 415
Metropolitan Pier & Exposition Authority Revenue Bonds 2,370 5.047 12/15/54 560
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100 4.752 12/15/56 463
Metropolitan Pier & Exposition Authority Revenue Bonds 6,900 5.068 12/15/56 1,428
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 729
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,556
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,008
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,648
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,315
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 774
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 742
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,028
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 791
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,685
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 266
State of Illinois General Obligation Unlimited 450 5.000 05/01/32 470
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,047
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 516
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 108
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,660
State of Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 965
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,392
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 821
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,915
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 245
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 254
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 245
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,344
Town of Cortland Special Service Areas No. 9 Special Tax 100 5.800 03/01/37 88
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 302
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 190
Village of Bellwood Tax Allocation 225 5.000 12/01/50 218
Village of Lincolnwood Tax Allocation (Þ) 1,400 5.750 12/01/43 1,415

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 978
159,985
Indiana - 0.6%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 866
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 406
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 976
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 230
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,242
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 400
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,092
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 88
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 82
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 202
Indiana Finance Authority Revenue Bonds 560 5.000 07/01/55 530
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,708
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 528
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 265
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,607
Town of Upland Revenue Bonds 200 2.500 09/01/50 119
Town of Whiteland Tax Allocation (Þ) 125 6.125 03/01/49 126
13,467
Iowa - 0.9%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,754
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 905
Iowa Finance Authority Revenue Bonds 1,200 5.000 05/15/47 1,201
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 350
Iowa Finance Authority Revenue Bonds 2,000 5.000 05/15/49 2,001
Iowa Finance Authority Revenue Bonds (ae) 1,700 5.000 12/01/50 1,948
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 229
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 98
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,936
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,526
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 103
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,110 4.000 06/01/49 3,706
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,100
Zero
coupon 06/01/65 496
State of Iowa Board of Regents Revenue Bonds 285 3.000 09/01/61 194
Xenia Rural Water District Revenue Bonds (ae) 1,250 5.000 12/01/36 1,300
18,747
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 63
City of Manhattan Revenue Bonds 150 4.000 06/01/52 120
City of Prairie Village Tax Allocation 15 2.875 04/01/30 15
City of Prairie Village Tax Allocation 60 3.125 04/01/36 56
City of Topeka Revenue Bonds 180 6.500 12/01/52 188
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 74
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 74
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 143
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 52
Wyandotte County City Unified Government Revenue Bonds 865 5.000 09/01/27 865
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,250
Zero
coupon 09/01/34 2,345

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyandotte County City Unified Government Revenue Bonds 315 4.500 06/01/40 310
4,305
Kentucky - 0.6%
City of Ashland Revenue Bonds 750 4.000 02/01/38 722
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 343
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 1,005
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 355
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 261
Kentucky Bond Development Corp. Revenue Bonds 1,165 4.000 03/01/46 1,036
Kentucky Economic Development Finance Authority Revenue Bonds (~)(Ê) 3,650 1.850 05/01/34 3,650
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 150
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 100
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 96
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,515
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,748
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 617
12,598
Louisiana - 1.0%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 151
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 360
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,036
Juban Crossing Economic Development District Revenue Bonds (Þ) 600 7.000 09/15/44 602
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 91
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 79
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 743
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 176
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 200
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 500 5.250 11/15/53 496
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 625 5.250 11/15/59 613
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 500 6.625 06/15/62 513
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 609
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 454
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 302
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 280
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 194
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 102
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.375 06/01/54 422
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 163
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.500 06/01/59 424
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 103
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 152
Louisiana Public Facilities Authority Revenue Bonds 2,100 5.750 09/01/64 2,268
Louisiana Public Facilities Authority Revenue Bonds 8,140 5.000 09/01/66 8,247
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 110
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 136
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,008
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 1,029

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Plaquemines Port Harbor & Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 555
21,719
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê)(Þ) 275 4.625 12/01/47 275
Finance Authority of Maine Revenue Bonds (Æ)(Ø)(Þ) 925 8.000 12/01/51 303
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 507
Maine Health & Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 115
1,200
Maryland - 1.4%
Baltimore Convention Center Hotel Revenue Bonds 150 5.000 09/01/35 150
Baltimore Convention Center Hotel Revenue Bonds 735 5.000 09/01/42 714
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/45 139
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 766
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 86
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 82
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 300 5.000 09/01/38 303
City of Baltimore Revenue Bonds 180 5.000 09/01/39 177
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,036
City of Baltimore Revenue Bonds 130 5.000 06/01/51 128
City of Brunswick Special Tax 100 5.000 07/01/36 103
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 178
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 304
County of Frederick Educational Facilities Revenue Bonds (Þ) 3,705 5.000 09/01/45 3,375
County of Frederick Special Tax (Þ) 230 4.000 07/01/50 199
County of Frederick Tax Allocation (Þ) 1,985 4.625 07/01/43 1,959
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 343
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 283
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 998
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 72
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,539
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 93
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 230
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,062
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,021
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,583
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 125
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 545
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 318
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 47
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 601
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 25
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,240
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,405
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 94
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 101
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 300
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 224

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 159
31,309
Massachusetts - 1.1%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,502
Commonwealth of Massachusetts General Obligation Limited 500 5.000 01/01/54 529
Commonwealth of Massachusetts General Obligation Unlimited 1,500 5.000 12/01/51 1,596
Massachusetts Development Finance Agency Revenue Bonds 1,525 8.500 10/01/26 1,541
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,421
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,587
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,004
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 1,010
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 102
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 949
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,190
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 143
Massachusetts Development Finance Agency Revenue Bonds 3,585 5.000 07/01/44 3,498
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 154
Massachusetts Development Finance Agency Revenue Bonds 4,000 5.000 10/01/48 3,846
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 227
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 271
Massachusetts Development Finance Agency Revenue Bonds 2,000 4.500 07/01/54 1,964
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 101
Massachusetts Educational Financing Authority Revenue Bonds 280 2.000 07/01/37 250
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,354
24,239
Michigan - 2.1%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,179
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 47
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,041
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 109
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 327
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 44
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,034
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 54
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 686
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 501
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 322
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 370
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 71
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 71
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 112
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 600
City of Detroit General Obligation Unlimited 1,775 5.000 04/01/46 1,823
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 1,019
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 866
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 196
Grand Rapids Charter Township Revenue Bonds 375 5.000 05/15/44 351
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 100
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 101
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 309

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 86
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 21
Michigan Finance Authority Revenue Bonds 1,400 4.000 02/01/29 1,384
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,005
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,655
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 413
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 84
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 89
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 622
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,340
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,279
Michigan Finance Authority Revenue Bonds 1,025 4.000 09/01/45 872
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,588
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 87
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 21
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 291
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 82
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 226
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,530
Michigan Finance Authority Revenue Bonds 17,355 4.785 06/01/65 1,857
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 970
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 122
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 995
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 94
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 415
Michigan Strategic Fund Revenue Bonds 4,500 5.000 06/30/48 4,491
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 299
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690 8.675 06/01/46 1,069
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 585
Michigan Tobacco Settlement Finance Authority Revenue Bonds 34,055
Zero
coupon 06/01/58 1,115
State of Michigan Trunk Line Revenue Bonds 3,500 5.500 11/15/49 3,901
Summit Academy North Revenue Bonds 555 2.250 11/01/26 538
Tipton Academy Revenue Bonds 315 4.000 06/01/51 239
Universal Academy Revenue Bonds 500 4.000 12/01/31 489
Universal Academy Revenue Bonds 65 4.000 12/01/40 59
45,300
Minnesota - 0.5%
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 964
City of Eagan Revenue Bonds (Þ) 100 6.500 02/01/65 100
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 503
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,006
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,389
City of State Cloud Revenue Bonds 125 4.000 05/01/49 112
City of Woodbury Revenue Bonds 50 4.000 12/01/40 44
City of Woodbury Revenue Bonds 25 4.000 12/01/50 20
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 89
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 385
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 190
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,524
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,443

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 35
Duluth Independent School District No. 709 Certificate of Participation (ae) 45 4.000 03/01/29 46
Duluth Independent School District No. 709 Certificate of Participation (ae) 75 4.000 03/01/32 77
Duluth Independent School District No. 709 Certificate of Participation (ae) 705 4.200 03/01/34 725
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 89
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 90
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 140
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 231
St. Paul Housing & Redevelopment Authority Revenue Bonds 200 5.500 12/01/57 202
11,404
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê)(Þ) 830 6.000 10/15/30 806
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 892
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 916
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 796
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 831
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 166
4,407
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 199
Branson Industrial Development Authority Tax Allocation 90 5.500 06/01/29 90
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 77
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,604
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 138
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 470
City of St. Louis Industrial Development Authority (The) Revenue Bonds 525 4.875 06/15/34 530
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.750 06/15/54 205
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 203
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,296
City of St. Louis Industrial Development Authority Revenue Bonds 250 4.750 11/15/47 206
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 251
Joplin Industrial Development Authority Revenue Bonds 75 3.500 11/01/40 64
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 177
Kansas City Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/01/54 117
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,750 5.000 02/01/40 1,725
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 406
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 235
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 385 1.950 06/01/36 385
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 928
Missouri State Health & Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 156
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,200 5.000 12/01/52 1,252
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.250 02/01/54 134
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 449
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 109
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 644
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 444
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 403
University City Industrial Development Authority Revenue Bonds 200 4.875 06/15/36 191
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 492
14,580
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 753

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,542
2,295
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,033
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 544
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 381
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 50
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 40
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 69
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,115 5.000 12/01/49 1,095
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 474
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 45
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 41
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 25
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 52
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 160
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 251
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 24
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 66
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 49
State of Nevada Department of Business & Industry Revenue Bonds 1,100 5.000 07/15/37 1,102
State of Nevada Department of Business & Industry Revenue Bonds (~)(ae)(Ê) 300 8.125 01/01/50 312
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,048
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 169
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 178
7,247
New Hampshire - 0.9%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 400 2.950 04/01/29 376
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 5.625 02/01/30 502
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 5.375 12/01/31 500
New Hampshire Business Finance Authority Revenue Bonds (Þ) 750 5.300 12/01/32 742
New Hampshire Business Finance Authority Revenue Bonds (Þ) 450 5.875 12/15/32 454
New Hampshire Business Finance Authority Revenue Bonds (Þ) 220 4.875 12/01/33 219
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,275 5.625 12/15/33 1,289
New Hampshire Business Finance Authority Revenue Bonds (Þ) 7,300 6.890 04/01/34 7,406
New Hampshire Business Finance Authority Revenue Bonds (Þ) 900
Zero
coupon 12/01/34 481
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,579 5.375 12/15/35 1,579
New Hampshire Business Finance Authority Revenue Bonds (Þ) 545 6.250 12/15/38 566
New Hampshire Business Finance Authority Revenue Bonds 991 4.250 07/20/41 968
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 152
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 452
New Hampshire Business Finance Authority Revenue Bonds 350 5.250 07/01/48 361
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 811
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 406
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 874
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 507
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 962

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 1,003
20,610
New Jersey - 3.7%
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 450
Atlantic City General Obligation Unlimited 160 5.000 12/01/28 160
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 540
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 750
New Jersey Economic Development Authority Revenue Bonds 2,785 5.250 09/15/29 2,786
New Jersey Economic Development Authority Revenue Bonds 500 5.625 11/15/30 500
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 492
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 501
New Jersey Economic Development Authority Revenue Bonds (ae) 500 5.000 06/15/41 520
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 557
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 203
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 654
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,207
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,233
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 94
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,005
New Jersey Economic Development Authority Revenue Bonds 2,000 5.000 10/01/47 2,017
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,165
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 142
New Jersey Educational Facilities Authority Revenue Bonds 410 5.000 07/01/46 355
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 384
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 300
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 417
New Jersey Health Care Facilities Financing Authority Revenue Bonds 650 5.250 07/01/54 706
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,316
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 507
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 475
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,966
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 393
New Jersey Transportation Trust Fund Authority Revenue Bonds 910 4.403 12/15/32 681
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 365
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 477
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 68
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 390
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975 5.130 12/15/35 1,948
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,125 5.591 12/15/35 2,048
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425 4.342 12/15/36 2,143
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255 4.668 12/15/36 2,037
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 484
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235 4.649 12/15/37 4,311
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,370
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 322
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,558
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.000 06/15/41 497
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,687
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 163
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 61
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 4.125 06/15/55 2,848

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.250 06/15/55 3,224
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,774
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 103
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,451
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,365
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,607
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 315
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 945
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,014
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,010
Tobacco Settlement Financing Corp. Revenue Bonds 4,215 5.000 06/01/46 4,227
Union County Improvement Authority Revenue Bonds (Þ) 100 6.000 12/01/25 95
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 744
80,127
New Mexico - 0.1%
New Mexico Finance Authority Revenue Bonds (Þ) 1,100 8.250 12/01/45 1,111
Village of Los Ranchos de Albuquerque Revenue Bonds 500 4.000 09/01/40 480
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 923
2,514
New York - 8.0%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 95
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 197
Brooklyn Arena Local Development Corp. Revenue Bonds 1,780 5.000 07/15/42 1,805
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 135 3.000 07/15/43 107
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 384
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 186
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 91
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 167
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 378
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 512
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/49 96
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 81
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 821
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 287
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 96
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 55
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 255
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 151
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 101
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 86
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 45
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 95
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 381
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 151
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 118
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 507
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 101
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,024
Dutchess County Local Development Corp. Revenue Bonds 1,000 5.000 07/01/45 1,011
Dutchess County Local Development Corp. Revenue Bonds 2,175 5.000 07/01/46 2,187
Dutchess County Local Development Corp. Revenue Bonds 1,500 5.000 07/01/51 1,503

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 189
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,917
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 479
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 502
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 668
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 598
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 898
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 152
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 36
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 321
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 20
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 369
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,502
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,453
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 513
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,565
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 185
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,344
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 821
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 4,033
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 298
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,172
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 803
New York City Housing Development Corp. Revenue Bonds 500 5.250 12/15/31 511
New York City Industrial Development Revenue Bonds (µ) 1,665 3.000 01/01/46 1,305
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,048
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 91
New York City Transitional Finance Authority Revenue Bonds 850 5.250 05/01/48 920
New York City Transitional Finance Authority Revenue Bonds 425 5.500 11/01/49 476
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 558
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,900
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 772
New York Liberty Development Corp. Revenue Bonds (Þ) 12,615 5.000 11/15/44 12,619
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,600
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,915
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 892
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 390
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,120
New York State Dormitory Authority Revenue Bonds 150 4.000 07/01/45 129
New York State Dormitory Authority Revenue Bonds (µ) 720 3.000 09/01/50 530
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 402
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 513
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 871
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,867
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,369
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 925
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 495

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 260
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,437
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,164
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 393
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,732
New York State Urban Development Corp. Revenue Bonds 850 5.000 03/15/52 900
New York Transportation Development Corp. Revenue Bonds 70 2.250 08/01/26 68
New York Transportation Development Corp. Revenue Bonds 720 5.000 08/01/26 720
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,907
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 494
New York Transportation Development Corp. Revenue Bonds 1,245 5.250 08/01/31 1,273
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,280
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/34 102
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/34 3,185
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,144
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 2,004
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 801
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,676
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,575
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 670
New York Transportation Development Corp. Revenue Bonds 875 5.000 10/01/40 901
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,643
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 370
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,700
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 885
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 750
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,440
New York Transportation Development Corp. Revenue Bonds 5,435 5.500 06/30/54 5,726
New York Transportation Development Corp. Revenue Bonds 2,225 6.000 06/30/54 2,398
New York Transportation Development Corp. Revenue Bonds 3,700 5.000 06/30/60 3,747
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.250 06/30/60 2,614
New York Transportation Development Corp. Revenue Bonds 4,050 5.375 06/30/60 4,161
New York Transportation Development Corp. Revenue Bonds 6,700 5.500 06/30/60 7,031
New York Transportation Development Corp. Revenue Bonds 4,000 5.500 12/31/60 4,226
Niagara Area Development Corp. Revenue Bonds 250 5.000 07/01/52 241
Nuveen AMT-Free Municipal Credit Income Fund Tax-Exempt Preferreds (~)(Ê) 10,800 3.310 03/01/29 10,800
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 90
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 316
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 182
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 50
Oneida Indian Nation of New York Revenue Bonds (Þ) 700 6.000 09/01/43 765
Onondaga Civic Development Corp. Revenue Bonds 100 5.000 08/01/32 98
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 93
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 90
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 93
Port Authority of New York & New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,533
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 214
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,228
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,238
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,809

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,784
TSASC, Inc. Revenue Bonds 350 5.000 06/01/48 324
Westchester County Industrial Development Agency Revenue Bonds (Þ) 350 7.000 06/01/46 365
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 99
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 99
Westchester County Local Development Corp. Revenue Bonds 150 5.000 11/01/34 146
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 119
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,048
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 112
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 103
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 251
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 98
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 74
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 98
174,683
North Carolina - 0.9%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,068
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 272
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 325
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 500
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 1,026
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,949
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 100
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 22
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 978
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,100
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 279
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 337
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,601
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 581
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,306
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,084
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,005
North Carolina Turnpike Authority Revenue Bonds (µ) 4,360 5.000 01/01/58 4,527
19,060
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 453
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 141
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,020
City of Horace General Obligation Unlimited 250 4.850 08/01/26 251
City of Horace General Obligation Unlimited 150 5.000 05/01/50 147
County of Burleigh Revenue Bonds 395 5.200 04/15/46 374
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 1,013
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,513
5,912
Ohio - 4.5%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,028
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 448
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 169
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 800 3.000 06/01/48 595
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,730 4.000 06/01/48 2,442

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 34,755 5.000 06/01/55 31,254
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,915 6.259 06/01/57 3,031
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 98
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 137
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,246
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 888
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 150 5.875 01/01/49 145
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,566
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 85
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 172
Columbus Regional Airport Authority Revenue Bonds 3,335 5.500 01/01/55 3,569
Columbus-Franklin County Finance Authority Revenue Bonds 1,405 4.000 11/15/38 1,316
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 607
County of Darke Revenue Bonds 200 4.000 09/01/40 176
County of Darke Revenue Bonds 50 4.000 09/01/45 42
County of Darke Revenue Bonds 75 5.000 09/01/49 73
County of Franklin Revenue Bonds 400 5.250 07/01/41 413
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,106
County of Franklin Revenue Bonds 1,195 5.250 11/15/55 1,145
County of Lucas Hospital Revenue Bonds 4,325 5.250 11/15/48 4,360
County of Lucas Revenue Bonds 120 4.000 11/15/45 100
County of Muskingum Revenue Bonds 200 5.000 02/15/48 196
Cuyahoga County Hospital Revenue Bonds 170 5.000 05/15/32 168
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,023
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 219
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,157
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 388
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 1,000
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,323
Cuyahoga County Hospital Revenue Bonds 3,020 5.500 02/15/57 3,059
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 948
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 1,000
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,067
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 20
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 22
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 224
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 267
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 3,344
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,326
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,895
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 983
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 206
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,536
Ohio Higher Educational Facility Commission Revenue Bonds 1,300 5.000 12/01/50 1,255
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 282
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,274
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 368
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 115 4.250 12/01/50 111
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 179
Port of Greater Cincinnati Development Authority Tax Allocation 3,000 5.000 12/01/44 2,922

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 243
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 107
State of Ohio Revenue Bonds 350 3.000 01/15/45 275
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,797
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 258
State of Ohio Revenue Bonds 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 923
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 91
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 926
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 43
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 126
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,088
96,972
Oklahoma - 0.4%
Oklahoma Capitol Improvement Authority Revenue Bonds (Þ) 100 6.000 06/15/44 98
Oklahoma Capitol Improvement Authority Revenue Bonds (Þ) 125 6.250 06/15/54 122
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 202
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 443
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,869
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 963
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,564
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 594
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 505
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 690 4.000 12/01/43 659
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,020
9,039
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 646
Astoria Hospital Facilities Authority Revenue Bonds 450 5.250 08/01/54 469
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 25
County of Yamhill Revenue Bonds 350 4.000 12/01/41 344
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,503
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 197
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 1,000
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,503
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 942
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 810
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,552
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 108
10,130
Pennsylvania - 4.7%
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,516
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 863
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,705
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 234
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 900 3.000 06/15/31 847
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 87
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 80
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 78
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,515 5.000 05/01/28 1,530

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 505
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 750 5.250 05/01/32 777
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,012
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 521
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,445
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 700 5.250 05/01/42 704
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 6.000 05/01/42 745
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 211
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 398
Berks County Municipal Authority (The) Revenue Bonds 2,907 5.000 06/30/39 2,889
Berks County Municipal Authority (The) Revenue Bonds 1,338
Zero
coupon 06/30/44 952
Berks County Municipal Authority (The) Revenue Bonds 1,175 5.000 10/01/49 1,038
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,657
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 614
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 2,241
Cheltenham Township Industrial Development Authority Revenue Bonds 985 5.000 04/01/44 993
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 210
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 622
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,723
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,016
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 2,018
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 744
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,257
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 256
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,065 4.500 10/01/54 968
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 305
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,751
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,315
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,526
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 717
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 766
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,041
Doylestown Hospital Authority Revenue Bonds 210 5.000 07/01/25 210
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 225
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 50
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,211
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 41
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 166
Franklin County Industrial Development Authority Revenue Bonds 2,000 5.000 12/01/38 1,972
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 94
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 92
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 465

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 133
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 4.461 05/01/37 100
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 71
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,813
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 298
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 210 5.000 07/01/28 215
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 500 5.000 07/01/34 506
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,001
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 1,000
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 638
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,202
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,943
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 590
Lancaster Municipal Authority Healthcare Revenue Bonds 100 5.000 12/01/55 102
Lancaster Municipal Authority Healthcare Revenue Bonds 530 5.000 05/01/59 540
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 318
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 105
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 101
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 862
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 325 5.250 07/01/44 310
Mercer County Industrial Development Authority Revenue Bonds (Þ) 370 6.125 10/01/50 279
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,517
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,644
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 54
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 71
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,110 5.000 12/31/34 2,142
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 2,550 5.250 12/01/37 2,574
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 328
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 1,004
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,262
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 261
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,682
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 135
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 210
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,073
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 157
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 129
Pennsylvania Economic Development Financing Authority Revenue Bonds (µ) 500 5.000 12/31/57 514
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 734
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,415
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 250 4.000 05/01/32 207
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 185
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 269
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,033
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,252
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 913
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 102
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 901
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 201

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,775 6.250 05/01/42 1,641
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 753
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 152
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 141
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 145
Scranton Redevelopment Authority Revenue Bonds 55 5.000 11/15/28 55
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,028
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 202
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 355
Washington County Redevelopment Authority Tax Allocation 205 5.000 07/01/28 208
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 357
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 488
101,165
Puerto Rico - 7.5%
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,352
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 703
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,868
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,483
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,428
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,897
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 828
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,395
Commonwealth of Puerto Rico General Obligation Unlimited 4,337 4.000 07/01/46 3,893
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 13,550 1.000 11/01/43 8,435
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 2,492
Zero
coupon 11/01/51 1,302
Commonwealth of Puerto Rico Notes (~)(Ê) 5,055 1.000 11/01/51 1,715
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 5,670 1.000 11/01/51 3,538
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 8,226 7.500 08/20/40 8,011
HTA CL 6 Trust Revenue Bonds 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 577
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 560
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/30 420
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,877
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,622
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,480 4.000 07/01/42 4,210
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,797
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 11,650 5.000 07/01/47 11,793
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 357
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/20 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 27
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 55
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/22 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 125 5.250 07/01/24 69
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 55
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 426
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 487
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 1,048
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 1,854
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 3,525 3.772 07/01/29 3,366

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 28
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 633
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,280 5.000 07/01/32 2,354
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 100
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 105
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 353
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 74
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 360
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,020 6.750 07/01/36 561
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 179
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,675 5.500 07/01/38 2,021
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,205 5.250 07/01/40 2,313
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,670 5.000 07/01/42 919
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 550
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 250 6.500 01/01/41 294
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/42 234
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 625 6.750 01/01/45 736
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.750 01/01/46 236
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 363
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 233
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 276 4.491 07/01/31 218
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 424
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,649 4.329 07/01/40 8,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,179
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,638
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 64,961 5.709 07/01/46 21,292
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 19,794 5.772 07/01/51 4,746
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 31
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,593 4.750 07/01/53 5,469
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,525 4.784 07/01/58 10,376
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 21,060 5.000 07/01/58 20,995
163,949
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds (~)(Ê) 485 1.600 09/01/43 485
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 965
Rhode Island Health & Educational Building Corp. Revenue Bonds 750 5.250 05/15/54 779
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 519
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 635
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 249
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 591
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,907
6,130
South Carolina - 0.8%
Berkeley County Special Assessment 395 4.000 11/01/30 389
County of Berkeley Special Assessment 2,250 4.250 11/01/40 2,104
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,079
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 200 4.625 06/15/32 196
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 5.125 06/15/42 95

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Jobs-Economic Development Authority Revenue Bonds 350 5.000 11/15/47 354
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 458
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,472
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 569
South Carolina Jobs-Economic Development Authority Revenue Bonds 450 5.500 11/01/54 491
South Carolina Jobs-Economic Development Authority Revenue Bonds 225 5.750 11/15/54 239
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 384
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,881
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,319
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,040
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 251
South Carolina State Housing Finance & Development Authority Revenue Bonds 1,000 4.625 07/01/54 992
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,617
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 126
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 739
16,795
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,738
County of Lincoln Revenue Bonds 75 4.000 08/01/56 60
County of Lincoln Revenue Bonds 650 4.000 08/01/61 506
2,304
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 501
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,092
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 265
Industrial Development Board of The City of Kingsport Tennessee (The) Revenue
Bonds (~)(ae)(Ê)(Þ) 375 5.250 12/01/54 375
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 279
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 236
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 100
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,330
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 71
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 86
Shelby County Health & Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 102
Shelby County Health & Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 228
Wilson County Sports Authority Revenue Bonds (~)(Ê) 3,205 1.810 09/01/29 3,205
9,870
Texas - 5.7%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 23
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 43
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,468
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 41
Arlington Higher Education Finance Corp. Revenue Bonds 800 5.000 08/15/48 754
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 385
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 91
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 906
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 96
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 97
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 215

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 137
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 96
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 510
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 97
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bastrop Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,054
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 748
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 736
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 326
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 64
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 49
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 194
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 486
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 933
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,972
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 495
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 957
Central Texas Regional Mobility Authority Revenue Bonds (ae) 100 5.000 01/01/45 101
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 432
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 180
City of Anna Special Assessment (Þ) 200 7.375 09/15/52 213
City of Anna Special Assessment (Þ) 125 5.875 09/15/53 128
City of Anna Special Assessment (Þ) 100 5.750 09/15/54 102
City of Arlington Tax Allocation 920 4.000 08/15/41 828
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 124
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 192
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 129
City of Austin Special Assessment (Þ) 230 5.125 11/01/33 232
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 101
City of Austin Special Assessment (Þ) 100 5.250 11/01/53 99
City of Bee Cave Special Assessment (Þ) 191 4.125 09/01/26 190
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 97
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 118
City of Buda Special Assessment (Þ) 500 6.625 09/01/45 504
City of Buda Special Assessment (Þ) 250 6.000 09/01/55 250
City of Buda Special Assessment (Þ) 500 6.750 09/01/55 502
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 23
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 27
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 909
City of Celina Special Assessment (Þ) 135 4.125 09/01/39 123
City of Celina Special Assessment (µ) 1,955 2.625 09/01/40 1,487
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 59
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 55
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 44
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 102
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 87
City of Celina Special Assessment (Þ) 150 5.125 09/01/44 144

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment (Þ) 300 5.500 09/01/45 304
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,592
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 105
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 84
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 79
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 97
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 204
City of Celina Special Assessment 100 5.250 09/01/52 98
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 101
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 133
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 128
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 659
City of Celina Special Assessment (Þ) 100 5.375 09/01/53 97
City of Celina Special Assessment (Þ) 375 5.500 09/01/53 378
City of Celina Special Assessment (Þ) 140 6.000 09/01/53 144
City of Celina Special Assessment (Þ) 125 6.125 09/01/53 127
City of Celina Special Assessment (Þ) 200 5.500 09/01/54 194
City of Celina Special Assessment (Þ) 100 5.750 09/01/54 102
City of Celina Special Assessment (Þ) 630 5.625 09/01/55 633
City of Corpus Christi Special Assessment 100 6.125 09/15/44 97
City of Corpus Christi Special Assessment 175 6.500 09/15/54 173
City of Crandall Special Assessment (Þ) 246 6.125 09/15/32 252
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 92
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 99
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 91
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 100
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 522
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 182
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 105
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 100
City of Dayton Special Assessment (Þ) 150 5.750 09/01/54 153
City of Dayton Special Assessment (Þ) 200 6.250 09/01/54 205
City of Decatur Special Assessment (Þ) 200 6.875 09/15/54 210
City of Dorchester Special Assessment (Þ) 100 6.000 09/15/44 95
City of Dorchester Special Assessment (Þ) 131 7.000 09/15/44 125
City of Dorchester Special Assessment (Þ) 150 6.250 09/15/54 144
City of Dorchester Special Assessment (Þ) 146 7.250 09/15/54 140
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 65
City of Elmendorf Special Assessment (Þ) 272 4.000 09/01/51 219
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 90
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 96
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 89
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 233
City of Fate Special Assessment (Þ) 100 5.375 08/15/53 96
City of Forney Special Assessment (Þ) 628 6.500 09/15/53 632
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 150
City of Friendswood Special Assessment 600 7.000 09/15/54 596
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 89
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 87
City of Hackberry Special Assessment 85 4.500 09/01/32 82
City of Hackberry Special Assessment 620 4.500 09/01/38 567

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 99
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 145
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 173
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 161
City of Houston Airport System Revenue Bonds 695 5.000 07/01/27 708
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 754
City of Houston Airport System Revenue Bonds 3,595 5.000 07/15/28 3,682
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 500
City of Houston Airport System Revenue Bonds 100 5.000 07/15/30 100
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,802
City of Houston Airport System Revenue Bonds 250 5.500 07/15/38 268
City of Houston Airport System Revenue Bonds 750 5.500 07/15/39 800
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 522
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 474
City of Huntsville Special Assessment (Þ) 100 5.375 09/15/44 98
City of Huntsville Special Assessment (Þ) 100 5.625 09/15/54 98
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 171
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 245
City of Hutto Special Assessment (Þ) 170 5.625 09/01/58 171
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 257
City of Justin Special Assessment (Þ) 802 5.750 09/01/53 821
City of Kaufman Special Assessment (Þ) 125 5.250 09/15/44 120
City of Kaufman Special Assessment (Þ) 100 6.000 09/15/52 104
City of Kaufman Special Assessment (Þ) 125 5.500 09/15/54 120
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 211
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 95
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 88
City of Kyle Special Assessment 160 5.000 09/01/42 155
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 200
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 94
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 101
City of Kyle Special Assessment (Þ) 260 5.750 09/01/53 265
City of Kyle Special Assessment (Þ) 100 5.375 09/01/54 96
City of Lago Vista Special Assessment 55 3.750 09/01/42 46
City of Lago Vista Special Assessment (Þ) 210 6.000 09/01/54 219
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 92
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 118
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 88
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 119
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 258
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 83
City of Lavon Special Assessment (Þ) 100 5.375 09/15/52 99
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 408
City of Lavon Special Assessment (Þ) 100 5.500 09/15/54 96
City of Lewisville Special Assessment (Þ) 125 8.000 09/01/53 133
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 86
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 84
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 95
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 80
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 86
City of Manor Special Assessment (Þ) 100 5.625 09/15/54 102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Marble Falls Special Assessment (Þ) 100 4.125 09/01/41 92
City of Marble Falls Special Assessment (Þ) 100 6.375 09/01/44 97
City of Marble Falls Special Assessment (Þ) 100 7.375 09/01/44 98
City of Marble Falls Special Assessment (Þ) 100 4.375 09/01/51 89
City of Marble Falls Special Assessment (Þ) 100 5.125 09/01/51 96
City of Marble Falls Special Assessment (Þ) 100 6.625 09/01/54 97
City of Marble Falls Special Assessment (Þ) 100 7.625 09/01/54 97
City of McLendon -Chisholm Special Assessment (µ) 100 2.500 09/15/35 83
City of McLendon -Chisholm Special Assessment (Þ) 35 3.625 09/15/41 29
City of McLendon -Chisholm Special Assessment (µ) 650 3.000 09/15/45 489
City of McLendon -Chisholm Special Assessment (Þ) 100 4.375 09/15/49 87
City of McLendon -Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon -Chisholm Special Assessment (Þ) 270 5.750 09/15/52 277
City of Mesquite Special Assessment (Þ) 100 5.750 09/15/39 103
City of Mesquite Special Assessment (Þ) 150 5.500 09/01/43 153
City of Mesquite Special Assessment (Þ) 1,000 5.375 09/01/48 1,002
City of Mesquite Special Assessment (Þ) 150 6.000 09/15/49 155
City of Mesquite Special Assessment (Þ) 100 5.250 09/01/53 94
City of Mesquite Special Assessment (Þ) 200 5.625 09/01/53 202
City of Mesquite Special Assessment (Þ) 400 5.750 09/01/53 409
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 98
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 82
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 92
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 199
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 120
City of Mustang Ridge Special Assessment (Þ) 75 6.375 09/01/53 79
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 90
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 88
City of Oak Point Special Assessment (Þ) 625 3.125 09/01/41 501
City of Oak Point Special Assessment (Þ) 75 4.125 09/01/48 66
City of Oak Point Special Assessment (Þ) 75 4.500 09/01/48 66
City of Oak Point Special Assessment (Þ) 100 5.250 09/15/54 95
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 204
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 208
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 312
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 156
City of Pilot Point Special Assessment (Þ) 117 6.500 09/15/52 125
City of Plano Special Assessment (Þ) 140 8.250 09/15/43 150
City of Plano Special Assessment (Þ) 115 7.500 09/15/53 123
City of Plano Special Assessment (Þ) 225 8.500 09/15/53 241
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 281
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 101
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 192
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 109
City of Princeton Special Assessment (Þ) 74 5.125 09/01/42 74
City of Princeton Special Assessment (Þ) 100 5.250 09/01/43 100
City of Princeton Special Assessment (Þ) 100 7.000 09/01/43 104
City of Princeton Special Assessment (Þ) 50 5.125 09/01/44 49
City of Princeton Special Assessment (Þ) 100 5.250 09/01/44 98
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 127
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 92

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 101
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 263
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 133
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 149
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 89
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 264
City of Princeton Special Assessment (Þ) 125 5.500 09/01/53 125
City of Princeton Special Assessment (Þ) 100 6.375 09/01/53 105
City of Princeton Special Assessment (Þ) 250 7.000 09/01/53 257
City of Princeton Special Assessment (Þ) 150 7.875 09/01/53 157
City of Princeton Special Assessment (Þ) 100 5.250 09/01/54 95
City of Princeton Special Assessment (Þ) 100 5.375 09/01/54 95
City of Princeton Special Assessment (Þ) 150 5.500 09/01/54 147
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 81
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 80
City of Royse City Special Assessment (Þ) 30 4.375 09/15/30 29
City of Royse City Special Assessment (Þ) 100 4.375 09/15/49 87
City of Royse City Special Assessment (Þ) 200 4.375 09/15/50 173
City of Royse City Special Assessment (Þ) 100 5.875 09/15/54 104
City of Royse Special Assessment (Þ) 50 5.625 09/15/54 50
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 112
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 89
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 104
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 102
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 153
City of San Marcos Special Assessment (Þ) 130 6.000 09/01/48 135
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 87
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 501
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 824
City of Seagoville Special Assessment (Þ) 150 6.000 09/15/44 152
City of Seagoville Special Assessment (Þ) 200 6.250 09/15/54 203
City of Seagoville Special Assessment (Þ) 325 7.000 09/15/54 328
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 142
City of Sinton Special Assessment (Þ) 200 5.125 09/01/42 195
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 97
City of Tomball Special Assessment (Þ) 112 5.750 09/15/52 114
City of Tomball Special Assessment (Þ) 100 6.000 09/15/53 104
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 806
City of Uhland Special Assessment (Þ) 100 5.500 09/01/55 98
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 101
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 24
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 48
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 97
Club Municipal Management District No. 1 Special Assessment (Þ) 100 5.100 09/01/44 96
Club Municipal Management District No. 1 Special Assessment (Þ) 1,172 5.375 09/01/55 1,115
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 58
County of Bastrop Special Assessment 100 5.250 09/01/44 98
County of Bastrop Special Assessment (Þ) 100 5.375 09/01/53 99
County of Bastrop Special Assessment 100 5.500 09/01/54 97
County of Dento Special Assessment (Þ) 175 5.250 12/31/44 172
County of Dento Special Assessment (Þ) 100 5.750 12/31/44 99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Dento Special Assessment (Þ) 175 6.000 12/31/44 175
County of Dento Special Assessment (Þ) 300 5.625 12/31/54 300
County of Dento Special Assessment (Þ) 175 6.125 12/31/54 175
County of Dento Special Assessment (Þ) 300 6.250 12/31/54 299
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 200
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 357
County of Montgomery Special Assessment 100 5.250 09/15/45 99
County of Montgomery Special Assessment 100 5.375 09/15/54 99
County of Montgomery Special Assessment 150 5.500 09/15/54 148
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 94
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 94
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.800 10/01/46 1,083
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,778
Hickory Tree Community Development District Special Assessment 150 5.450 05/01/55 152
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 101
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 99
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 100
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 94
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 93
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 92
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 945
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 92
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 311
Karis Municipal Management District of Tarrant County Special Assessment 60 5.000 12/01/44 60
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 71
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 155
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,660 4.500 09/01/54 1,576
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 281
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 21
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,227
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 272
Mission Economic Development Corp. Revenue Bonds (Þ) 2,570 4.625 10/01/31 2,575
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 46
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 80
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 41
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 301
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 50 4.250 10/01/26 50
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 925
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/40 274
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 970
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 11/01/40 202
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 249
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 591
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 1,027

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,065 5.750 07/15/52 1,073
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 883
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 5,545 5.500 01/01/57 5,464
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 475 7.000 01/01/57 267
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 254
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 351
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 66
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,547
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,039
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 944
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 84
Port Beaumont Navigation District Revenue Bonds (Þ) 400 5.000 01/01/39 412
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 253
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.125 01/01/44 305
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 999
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 350
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,700
Red River Education Finance Corp. Education Revenue Bonds 1,255 5.500 10/01/46 1,260
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 802
South Manvel Development Authority Tax Allocation 150 4.500 04/01/39 149
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 122
South Manvel Development Authority Tax Allocation 200 5.250 04/01/50 196
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 505 5.000 05/15/45 470
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 285 5.000 10/01/49 293
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 218
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 703
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,057
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,144
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,150 5.500 12/31/58 5,424
Texas Water Development Board Revenue Bonds 1,500 5.000 10/15/58 1,600
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 144
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 185
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 174
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 745
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 85
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 96
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 81
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 820
Town of Providence Village Special Assessment (Þ) 370 5.250 09/01/54 355
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 101
Travis County Development Authority Special Assessment (Þ) 100 5.125 09/01/54 92
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 91
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 43
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 41
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 40
Village of Salado Special Assessment (Þ) 100 6.500 09/01/54 102
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 356
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 38

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westside 211 Special Improvement District General Obligation Limited 600 3.000 08/15/51 376
124,054
Utah - 1.0%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 334 9.750 12/01/39 299
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,000 4.000 03/01/51 831
Black Desert Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 7.375 09/15/51 436
Black Desert Public Infrastructure District Special Assessment (Þ) 600 5.625 12/01/53 606
City of Salt Lake City Public Utilities Revenue Bonds 1,965 5.500 07/01/53 2,100
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 146 5.500 06/01/41 148
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 514
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 550 5.625 12/01/43 557
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 648
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,138
MIDA Mountain Veterans Program Public Infrastructure District Tax Allocation (Þ) 500 5.200 06/01/54 492
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 967
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.125 06/15/54 487
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 6.000 06/15/54 521
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 492
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,846
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 521
Olympia Public Infrastructure District No. 1 Revenue Bonds (Þ) 500 5.125 12/01/29 508
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 372
UIPA Crossroads Public Infrastructure District Tax Allocation (Þ) 1,000 4.125 06/01/41 940
Utah Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 373
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 734
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,097
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 506
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 300
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 952
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,015
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 781
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,203
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 141
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 290
22,815
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 177
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 550 5.000 10/01/42 519
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 253
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 875 5.250 10/01/52 726
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,473
3,148
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 775
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,116
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,727
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/39 775
Virgin Islands Public Finance Authority Revenue Bonds 1,680 5.000 10/01/32 1,634
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 423
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 359
14,809
Virginia - 1.3%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 428
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,263
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 193
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 34
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 49
Newport News Economic Development Authority Revenue Bonds 1,000 5.000 12/01/38 991
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 36
Tobacco Settlement Financing Corp. Revenue Bonds 1,120 5.200 06/01/46 1,115
Tobacco Settlement Financing Corp. Revenue Bonds 3,805 6.706 06/01/46 3,277
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 120
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 604
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,338
Virginia Beach Development Authority Revenue Bonds 275 7.000 09/01/53 312
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 907
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 77
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 64
Virginia Housing Development Authority Revenue Bonds 250 4.500 08/01/54 241
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,056
Virginia Small Business Financing Authority Revenue Bonds 500 5.000 12/31/47 517
Virginia Small Business Financing Authority Revenue Bonds 4,500 4.000 01/01/48 3,993
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 1,005
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,573
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,577
28,770
Washington - 1.3%
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 1,006
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,511
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 460
Port of Seattle Revenue Bonds 235 4.000 08/01/47 213
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,187
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 1,013
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 881
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 71
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,061
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,827
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,229
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 3,070
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,273
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,502
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 2,157
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 180
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,380
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 167
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 138
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 179
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,467
27,972
West Virginia - 0.4%
City of Huntington Tax Allocation 700 5.000 06/01/39 682
City of Huntington Tax Allocation 75 5.500 06/01/49 74
City of Huntington Tax Allocation 75 5.625 05/01/50 73
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 143

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 143
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 80
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 917
County of Monongalia Tax Allocation (Þ) 90 5.750 06/01/43 98
County of Monongalia Tax Allocation (Þ) 130 6.000 06/01/53 142
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 49
County of Ohio Special District Excise Tax Revenue Bonds 90 3.000 03/01/37 77
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,155 4.125 06/01/43 1,045
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,070 4.875 06/01/43 1,039
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 975
Zero
coupon 06/01/53 225
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 335
West Virginia Hospital Finance Authority Revenue Bonds 1,725 4.125 01/01/47 1,494
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 940
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 319
7,875
Wisconsin - 2.7%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,646
Public Finance Authority Revenue Bonds 1,720 5.250 07/01/28 1,722
Public Finance Authority Revenue Bonds 70 6.145 08/01/28 44
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,023
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds (Þ) 30 4.000 07/01/30 29
Public Finance Authority Revenue Bonds (Þ) 325 5.000 07/15/30 330
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 98
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/30 351
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 3,436
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 690
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 724
Public Finance Authority Revenue Bonds (Þ) 531 5.375 12/15/32 531
Public Finance Authority Revenue Bonds (Þ) 516 5.500 12/15/32 503
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 66
Public Finance Authority Revenue Bonds (Þ) 1,000
Zero
coupon 12/15/34 557
Public Finance Authority Revenue Bonds 282
Zero
coupon 12/15/34 159
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,002
Public Finance Authority Revenue Bonds (Þ) 90 5.000 12/01/35 89
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 632
Public Finance Authority Revenue Bonds (Þ) 200 6.500 12/01/37 203
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,851
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,617
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 509
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 152
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 48
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 06/01/41 1,180
Public Finance Authority Revenue Bonds (Þ) 1,710 7.125 06/01/41 1,785
Public Finance Authority Revenue Bonds (Þ) 600 5.000 01/01/42 537
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 90
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 750
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 625 8.000 06/15/42 633
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 493

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 1,032
Public Finance Authority Revenue Bonds (Þ) 350 5.500 12/01/44 350
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 69
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 510
Public Finance Authority Revenue Bonds (Þ) 1,285 6.500 06/01/45 1,132
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 742
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 105
Public Finance Authority Revenue Bonds (Þ) 100 6.250 09/01/46 104
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 333
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 139
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,660
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 72
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 791
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 78
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 46
Public Finance Authority Revenue Bonds (Þ) 525 7.000 12/01/50 534
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 556
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 80
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 919
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,477
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,648
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 984
Public Finance Authority Revenue Bonds (Þ) 650 5.750 02/01/52 677
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,341
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 91
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 163
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 177
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 420
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 785
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 53
Public Finance Authority Revenue Bonds (Þ) 100 4.500 07/15/53 90
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 72
Public Finance Authority Revenue Bonds 100 5.250 06/15/54 102
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 702
Public Finance Authority Revenue Bonds (Þ) 500 5.750 12/01/54 501
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 421
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 59
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 113
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 1,061
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,923
Public Finance Authority Revenue Bonds (Þ) 1,550 4.500 06/01/56 1,258
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 739
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 225
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 136
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 153
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 101
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 53
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 73
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 78
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 623
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 215

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 301
Total Short-Term Investments
(cost $44,757)
44,755
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 111
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,601
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 166
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 135
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 305
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 900 1.000 07/01/62 659
Public Finance Authority Tax Allocation 125 5.000 08/01/39 122
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 750 5.000 08/01/27 764
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 808
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,187
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 35
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 852
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 265
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 34
Wisconsin Health & Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 421
59,725
Wyoming - 0.0%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 899
Total Municipal Bonds
(cost $2,121,063) 2,083,517
Loan Agreements - 0.0%
Rialto Bioenergy Facility LLC 2024 New Money Term Loan (USD 3 Month
LIBOR  + 10.000%)(Ê)(Š) 217 14.326 02/28/31 —
Rialto Bioenergy Facility LLC 2024 Roll Up Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š) 28 14.286 02/28/31 25
Rialto Bioenergy Facility LLC First Lien Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š) 453 14.326 06/06/24 —
Rialto Bioenergy Facility LLC New Money Dip Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š) 112 14.286 06/06/25 102
Rialto Bioenergy Facility LLC New Money Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š) 57 14.286 06/06/25 52
Rialto Bioenergy Facility LLC Term Loan (USD 3 Month LIBOR  + 10.000%)(Ê)(Š) 923 14.326 06/06/25 —
Total Loan Agreements
(cost $1,786) 179
United States Government Treasuries - 1.6%
United States Treasury Bills 10,702 3.977 04/03/25 10,628
United States Treasury Bills 23,023 3.989 04/10/25 22,845
United States Treasury Bills 1,349 3.992 04/15/25 1,338
Total United States Government Treasuries
(cost $34,802) 34,811
Short-Term Investments - 2.1%
U.S. Cash Management Fund (@) 44,763,511 (∞) 44,755
Total Investments - 99.5%
(identified cost $2,202,408) 2,163,262
Other Assets and Liabilities, Net - 0.5%
10,740
Net Assets - 100.0%
2,174,002

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
20.5%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 900,000 102.04 918
847
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.12 4,524
4,445
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 105.44 527
505
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 105.12 1,051
1,012
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,515,000 100.70 1,527
1,530
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 710,000 100.00 710
745
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 700,000 99.49 699
704
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/20/24 750,000 103.46 776
777
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
96
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.39 634
631
Arbors Community Development District Special Assessment 11/06/24 125,000 100.15 125
123
Arbors Community Development District Special Assessment 11/06/24 100,000 99.63 100
98
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,365,000 106.92 1,460
1,401
Arizona Industrial Development Authority Revenue Bonds 08/28/20 440,000 98.69 434
450
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.85 741
685
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.25 215
171
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.74 78
66
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.11 33
24
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.65 33
24
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,204
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.34 98
101
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.35 98
101
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,050,000 97.14 1,020
1,099
Arizona Industrial Development Authority Revenue Bonds 12/04/24 675,000 97.44 658
706
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 84.95 4,885
5,680
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.47 517
510
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
215
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.16 97
96
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.48 97
97
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.84 99
96
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.81 1,378
1,104
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 80.64 2,581
2,650
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,153
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.59 2,883
2,845
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,424
Avenir Community Development District Special Assessment 03/19/24 370,000 100.24 371
374
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
93
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
96
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 198,000 100.00 198
207
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 1,060,000 99.49 1,055
1,066
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 250,000 100.00 250
248
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 125,000 100.00 125
125
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
82
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.13 100
86
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
404
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
91
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 334,164 100.00 334
299
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
487
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
436
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,000,000 100.95 1,009
831
Black Desert Public Infrastructure District Special Assessment 05/09/24 600,000 100.00 600
606
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97.90 636
194
Brightwater Community Development District Special Assessment 11/06/24 50,000 100.00 50
50
Brightwater Community Development District Special Assessment 11/06/24 125,000 100.00 125
123
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.60 309
287
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.89 106
81
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
91

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 303
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.27 1,103
821
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
167
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
151
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.88 151
151
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.71 509
512
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.75 99
86
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.35 97
101
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.00 99
101
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 98.46 98
96
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
933
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100.68 2,014
1,972
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.60 464
462
California Community Housing Agency Revenue Bonds 05/03/22 3,095,000 86.75 2,648
2,538
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75.86 152
151
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.37 114
118
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.54 838
920
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.14 255
251
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 765,000 100.30 767
736
California Infrastructure & Economic Development Bank Revenue Bonds 07/26/24 1,800,000 99.25 1,787
1,854
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.52 995
1,004
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.21 1,533
1,509
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.48 1,878
1,704
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.34 65
60
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.21 99
91
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.50 63
58
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105.85 1,196
1,139
California Municipal Finance Authority Revenue Bonds 01/16/25 175,000 98.46 172
176
California Municipal Finance Authority Revenue Bonds 01/16/25 125,000 99.53 124
127
California Pollution Control Financing Authority Revenue Bonds 01/17/19 1,327,632 95.54 1,268
159
California Pollution Control Financing Authority Revenue Bonds 02/17/23 750,000 104.84 786
804
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.37 2,550
2,614
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.37 253
270
California Public Finance Authority Revenue Bonds 01/26/21 600,000 112.99 678
626
California Public Finance Authority Revenue Bonds 03/17/23 100,000 91.44 91
98
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.47 532
501
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.50 1,055
1,004
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.01 624
559
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.13 158
147
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.95 59
53
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.10 109
91
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.13 1,211
929
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.55 84
53
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.43 106
71
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.31 409
386
California School Finance Authority Revenue Bonds 07/22/21 465,000 112.64 524
438
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.99 245
185
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.64 320
300
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.59 256
240
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.90 1,029
1,016
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.22 251
237
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.45 172
165
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
397
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
249
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
251
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.27 251
252
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.07 490
520
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.53 961
1,010
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.18 642
820
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.72 123
130
California School Finance Authority Revenue Bonds 05/22/24 375,000 98.33 371
358
California Statewide Communities Development Authority Revenue Bonds 12/28/16 8,100,000 97.39 7,888
8,125
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 105.32 211
203
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.37 1,074
1,016
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.04 260
252
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.59 209
205
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.26 110
99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 08/24/22 1,500,000 100.70 1,511
1,505
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.65 399
402
California Statewide Communities Development Authority Revenue Bonds 10/30/24 225,000 98.01 221
227
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.92 490
470
Capital Projects Finance Authority Revenue Bonds 12/06/24 155,000 100.22 155
150
Capital Projects Finance Authority Revenue Bonds 12/06/24 2,295,000 100.52 2,307
2,249
Capital Projects Finance Authority Revenue Bonds 12/06/24 125,000 99.35 124
120
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 5,405,000 98.73 5,336
5,420
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.95 1,330
1,027
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 1,970,000 100.00 1,970
1,954
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 109.99 357
306
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.22 107
78
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.91 108
80
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 115.32 346
301
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
414
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
440
Capital Trust Agency, Inc. Revenue Bonds 04/24/24 100,000 100.00 100
103
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
900
Capital Trust Authority Revenue Bonds 11/25/24 350,000 100.99 353
356
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 375,000 100.00 375
390
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
157
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
25
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 103.47 47
37
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 210,000 99.15 208
211
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.89 364
347
Charlotte County Industrial Development Authority Revenue Bonds 06/17/22 2,000,000 76.40 1,528
1,683
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
256
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.17 1,983
2,018
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,065,000 94.36 1,005
968
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 97.95 784
744
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.14 1,397
1,583
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.65 1,893
2,118
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.36 110
87
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 11/17/23 275,000 96.99 267
291
City of Anna Special Assessment 07/28/21 504,000 100.00 504
432
City of Anna Special Assessment 12/14/22 175,000 100.00 175
180
City of Anna Special Assessment 09/13/23 125,000 99.38 124
128
City of Anna Special Assessment 10/11/23 200,000 98.54 197
213
City of Anna Special Assessment 07/10/24 100,000 100.00 100
102
City of Aubrey Special Assessment 09/23/22 183,000 99.41 182
192
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
124
City of Aubrey Special Assessment 08/25/23 125,000 99.32 124
129
City of Austin Special Assessment 12/14/18 230,000 100.00 230
232
City of Austin Special Assessment 12/01/22 100,000 99.30 99
101
City of Austin Special Assessment 11/22/24 100,000 99.55 100
99
City of Bee Cave Special Assessment 10/27/21 191,000 100.00 191
190
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
97
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
118
City of Buda Special Assessment 01/22/25 500,000 100.00 500
504
City of Buda Special Assessment 01/22/25 250,000 99.03 248
250
City of Buda Special Assessment 01/22/25 500,000 99.10 496
502
City of Celina Special Assessment 09/11/19 135,000 100.00 135
123
City of Celina Special Assessment 08/12/20 1,845,000 95.23 1,757
1,592
City of Celina Special Assessment 11/10/21 72,000 100.00 72
59
City of Celina Special Assessment 11/10/21 90,000 100.00 90
79
City of Celina Special Assessment 11/10/21 61,000 100.00 61
55
City of Celina Special Assessment 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment 11/10/21 28,000 100.00 28
27
City of Celina Special Assessment 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment 11/10/21 131,000 98.84 129
105
City of Celina Special Assessment 12/15/21 255,000 99.32 253
204
City of Celina Special Assessment 12/15/21 55,000 99.41 55
44
City of Celina Special Assessment 01/12/22 100,000 100.00 100
87
City of Celina Special Assessment 01/12/22 100,000 100.00 100
84
City of Celina Special Assessment 04/13/22 100,000 100.00 100
97
City of Celina Special Assessment 09/14/22 100,000 100.00 100
101
City of Celina Special Assessment 02/15/23 650,000 100.00 650
659

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 305
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment 03/15/23 130,000 100.00 130
133
City of Celina Special Assessment 03/15/23 100,000 100.00 100
102
City of Celina Special Assessment 03/15/23 125,000 100.00 125
128
City of Celina Special Assessment 04/12/23 375,000 99.29 372
378
City of Celina Special Assessment 06/14/23 125,000 100.00 125
127
City of Celina Special Assessment 07/12/23 140,000 100.00 140
144
City of Celina Special Assessment 04/10/24 100,000 99.57 100
102
City of Celina Special Assessment 11/13/24 200,000 100.00 200
194
City of Celina Special Assessment 11/13/24 150,000 99.08 149
144
City of Celina Special Assessment 11/13/24 100,000 99.63 100
97
City of Celina Special Assessment 01/15/25 300,000 100.00 300
304
City of Celina Special Assessment 01/15/25 630,000 98.92 623
633
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
100
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
91
City of Crandall Special Assessment 06/08/21 100,000 99.29 99
92
City of Crandall Special Assessment 06/08/21 100,000 99.32 99
99
City of Crandall Special Assessment 10/18/22 175,000 100.00 175
182
City of Crandall Special Assessment 10/18/22 500,000 100.00 500
522
City of Crandall Special Assessment 10/18/22 246,000 100.00 246
252
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
105
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
100
City of Dayton Special Assessment 03/19/24 200,000 100.00 200
205
City of Dayton Special Assessment 03/19/24 150,000 99.29 149
153
City of Decatur Special Assessment 11/28/23 200,000 100.00 200
210
City of Dorchester Special Assessment 09/10/24 150,000 99.33 149
144
City of Dorchester Special Assessment 09/10/24 146,000 99.39 145
140
City of Dorchester Special Assessment 09/10/24 100,000 99.77 100
95
City of Dorchester Special Assessment 09/10/24 131,000 99.78 131
125
City of Dripping Springs Special Assessment 09/18/24 70,000 99.25 69
65
City of Eagan Revenue Bonds 01/30/25 100,000 99.29 99
100
City of Elmendorf Special Assessment 08/20/21 272,000 87.28 237
219
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.11 301
305
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.11 1,807
1,751
City of Fate Special Assessment 10/19/21 110,000 100.52 111
96
City of Fate Special Assessment 10/19/21 100,000 99.39 99
90
City of Fate Special Assessment 04/05/22 105,000 100.00 105
89
City of Fate Special Assessment 09/07/22 225,000 100.00 225
233
City of Fate Special Assessment 05/02/23 100,000 99.05 99
96
City of Forney Special Assessment 06/27/23 628,000 96.84 608
632
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
150
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
87
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
89
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
866
City of Haslet Special Assessment 07/30/20 200,000 105.23 210
173
City of Haslet Special Assessment 10/19/21 200,000 98.86 198
161
City of Henderson Revenue Bonds 03/25/22 350,000 100.00 350
343
City of Henderson Revenue Bonds 03/25/22 1,050,000 99.29 1,040
1,005
City of Huntsville Special Assessment 10/16/24 100,000 100.00 100
98
City of Huntsville Special Assessment 10/16/24 100,000 99.49 100
98
City of Hutto Special Assessment 04/05/21 296,000 99.89 296
245
City of Hutto Special Assessment 10/22/21 200,000 99.03 198
171
City of Hutto Special Assessment 07/07/23 170,000 99.62 169
171
City of Justin Special Assessment 03/27/18 255,000 100.00 255
257
City of Justin Special Assessment 04/01/24 802,000 99.30 796
821
City of Kaufman Special Assessment 11/22/22 100,000 101.06 101
104
City of Kaufman Special Assessment 10/01/24 125,000 100.00 125
120
City of Kaufman Special Assessment 10/01/24 125,000 100.00 125
120
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
94
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
88
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
211
City of Kyle Special Assessment 01/18/23 100,000 100.00 100
101
City of Kyle Special Assessment 01/18/23 200,000 99.41 199
200
City of Kyle Special Assessment 06/21/23 260,000 100.00 260
265
City of Kyle Special Assessment 10/16/24 100,000 100.00 100
96
City of Lago Vista Special Assessment 01/05/24 210,000 100.00 210
219
City of Lavon Special Assessment 08/21/19 135,000 104.24 141
119
City of Lavon Special Assessment 08/21/19 100,000 99.46 99
92

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
88
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
83
City of Lavon Special Assessment 02/02/22 318,000 98.78 314
258
City of Lavon Special Assessment 02/02/22 136,000 99.12 135
118
City of Lavon Special Assessment 11/16/22 400,000 100.00 400
408
City of Lavon Special Assessment 10/16/24 100,000 100.00 100
96
City of Lavon Special Assessment 10/16/24 100,000 100.00 100
99
City of Lewisville Special Assessment 10/03/23 125,000 100.00 125
133
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
86
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
84
City of Manor Special Assessment 12/19/19 100,000 100.00 100
95
City of Manor Special Assessment 05/06/21 100,000 100.00 100
86
City of Manor Special Assessment 05/06/21 100,000 102.37 102
80
City of Manor Special Assessment 05/16/24 100,000 99.06 99
102
City of Marble Falls Special Assessment 07/21/21 100,000 100.00 100
89
City of Marble Falls Special Assessment 07/21/21 100,000 100.00 100
92
City of Marble Falls Special Assessment 07/21/21 100,000 100.00 100
96
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
97
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
98
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
97
City of Marble Falls Special Assessment 08/21/24 100,000 100.00 100
97
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 104.96 105
87
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100.00 35
29
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101.60 51
40
City of McLendon -Chisholm Special Assessment 05/25/22 270,000 99.44 269
277
City of Mesquite Special Assessment 09/05/18 1,000,000 100.00 1,000
1,002
City of Mesquite Special Assessment 06/04/19 150,000 100.00 150
155
City of Mesquite Special Assessment 06/04/19 100,000 100.00 100
103
City of Mesquite Special Assessment 07/18/23 200,000 99.68 199
202
City of Mesquite Special Assessment 07/18/23 400,000 100.00 400
409
City of Mesquite Special Assessment 07/18/23 150,000 99.42 149
153
City of Mesquite Special Assessment 10/08/24 100,000 99.26 99
94
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
82
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
92
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
98
City of Midlothian Special Assessment 08/10/22 115,000 100.00 115
120
City of Midlothian Special Assessment 08/10/22 200,000 100.00 200
199
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.80 1,425
1,389
City of Mustang Ridge Special Assessment 11/21/23 75,000 100.00 75
79
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
90
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
88
City of Oak Point Special Assessment 07/25/18 75,000 100.00 75
66
City of Oak Point Special Assessment 07/25/18 75,000 99.56 75
66
City of Oak Point Special Assessment 07/22/21 625,000 100.00 625
501
City of Oak Point Special Assessment 09/26/24 100,000 98.96 99
95
City of Pilot Point Special Assessment 05/13/22 117,000 100.00 117
125
City of Pilot Point Special Assessment 05/13/22 300,000 100.00 300
312
City of Pilot Point Special Assessment 06/10/22 204,000 100.00 204
208
City of Pilot Point Special Assessment 06/10/22 150,000 100.00 150
156
City of Pilot Point Special Assessment 06/10/22 200,000 100.00 200
204
City of Plano Special Assessment 10/24/23 115,000 100.00 115
123
City of Plano Special Assessment 10/24/23 140,000 100.00 140
150
City of Plano Special Assessment 10/24/23 225,000 100.00 225
241
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
127
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
92
City of Princeton Special Assessment 08/27/19 300,000 103.17 310
281
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
263
City of Princeton Special Assessment 06/23/20 160,000 100.00 160
133
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
109
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
192
City of Princeton Special Assessment 05/25/21 185,000 101.01 185
149
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
89
City of Princeton Special Assessment 06/28/22 270,000 100.00 270
264
City of Princeton Special Assessment 07/26/22 74,000 100.00 74
74
City of Princeton Special Assessment 07/25/23 100,000 100.00 100
100
City of Princeton Special Assessment 07/25/23 125,000 100.00 125
125

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 307
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 09/12/23 150,000 100.00 150
157
City of Princeton Special Assessment 09/12/23 100,000 100.00 100
104
City of Princeton Special Assessment 09/12/23 250,000 98.18 245
257
City of Princeton Special Assessment 10/11/23 100,000 99.01 99
105
City of Princeton Special Assessment 08/27/24 100,000 99.25 99
95
City of Princeton Special Assessment 08/27/24 100,000 99.63 100
95
City of Princeton Special Assessment 10/29/24 100,000 100.00 100
98
City of Princeton Special Assessment 10/29/24 150,000 99.71 149
147
City of Princeton Special Assessment 10/29/24 50,000 99.08 50
49
City of Red Oak Special Assessment 06/15/21 100,000 102.60 103
80
City of Red Oak Special Assessment 06/15/21 100,000 99.05 99
81
City of Rockdale Special Assessment 10/31/23 400,000 97.10 388
422
City of Royse City Special Assessment 06/30/20 100,000 102.73 103
87
City of Royse City Special Assessment 07/15/20 200,000 100.69 201
173
City of Royse City Special Assessment 07/30/20 30,000 100.76 30
29
City of Royse City Special Assessment 04/24/24 100,000 99.64 100
104
City of Royse Special Assessment 07/10/24 50,000 98.93 49
50
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.51 124
112
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.26 101
89
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
104
City of Sachse Special Assessment 11/15/22 150,000 100.00 150
153
City of Sachse Special Assessment 11/15/22 100,000 100.00 100
102
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
87
City of San Marcos Special Assessment 12/20/23 130,000 100.00 130
135
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
501
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
824
City of Seagoville Special Assessment 03/19/24 150,000 100.00 150
152
City of Seagoville Special Assessment 03/19/24 200,000 100.00 200
203
City of Seagoville Special Assessment 03/19/24 325,000 98.77 321
328
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
97
City of Sinton Special Assessment 01/19/22 200,000 98.94 198
195
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
143
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
143
City of South Charleston Revenue Bonds 01/14/22 100,000 100.34 100
80
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.35 1,154
917
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98.35 2,311
2,296
City of Tomball Special Assessment 08/22/23 112,000 98.64 110
114
City of Tomball Special Assessment 08/22/23 100,000 99.32 99
104
City of Uhland Special Assessment 11/03/22 750,000 100.00 750
806
City of Uhland Special Assessment 10/31/24 100,000 100.00 100
98
City of Valparaiso Revenue Bonds 04/26/24 400,000 100.00 400
406
City of Venice Revenue Bonds 11/20/24 100,000 101.23 101
101
City of Venice Revenue Bonds 11/20/24 175,000 101.64 178
178
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
101
Cleveland-Cuyahoga County Port Authority Revenue Bonds 11/14/24 150,000 99.68 150
145
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.06 180
172
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.66 102
85
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.45 25
24
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.44 99
97
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.87 50
48
Club Municipal Management District No. 1 Special Assessment 11/26/24 1,172,000 100.00 1,172
1,115
Club Municipal Management District No. 1 Special Assessment 11/26/24 100,000 100.00 100
96
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.71 261
192
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.30 323
237
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.09 435
405
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.36 1,729
1,440
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
404
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.51 285
315
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
321
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.80 196
213
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
607
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 112.65 1,126
974
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,100,000 92.73 922
986
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 225,000 91.82 207
189
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 146,000 100.00 146
148
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
97
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
50
County of Bastrop Special Assessment 05/22/23 100,000 98.91 99
99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
County of Dento Special Assessment 11/19/24 175,000 100.00 175
175
County of Dento Special Assessment 11/19/24 175,000 98.78 173
172
County of Dento Special Assessment 11/19/24 100,000 98.83 99
99
County of Dento Special Assessment 11/19/24 300,000 99.33 298
299
County of Dento Special Assessment 11/19/24 300,000 99.64 299
300
County of Dento Special Assessment 11/19/24 175,000 99.66 174
175
County of Frederick Educational Facilities Revenue Bonds 01/18/18 3,705,000 98.94 3,666
3,375
County of Frederick Special Tax 10/29/20 230,000 98.04 225
199
County of Frederick Tax Allocation 07/20/23 1,985,000 97.75 1,940
1,959
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.94 1,029
753
County of Hays Revenue Bonds 12/06/22 356,000 100.00 356
357
County of Hays Revenue Bonds 12/06/22 200,000 100.00 200
200
County of Monongalia Tax Allocation 07/21/23 130,000 99.18 129
142
County of Monongalia Tax Allocation 07/21/23 90,000 99.21 89
98
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.48 338
343
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 925,000 85.77 793
642
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 89.10 468
444
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.56 656
690
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.78 1,097
973
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 600,000 73.87 443
440
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
97
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
98
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.17 982
766
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
717
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.64 2,828
2,041
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.98 148
150
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 99.01 99
101
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 107.07 321
306
Denver Health & Hospital Authority Revenue Bonds 08/23/17 340,000 97.60 332
331
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99.13 198
196
Denver Urban Renewal Authority Tax Allocation 10/11/18 525,000 99.29 523
531
District of Columbia Tax Allocation 05/01/24 325,000 54.58 177
190
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.94 2,069
2,211
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.69 75
62
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.26 228
189
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 93.81 70
69
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
629
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.95 101
94
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.91 100
94
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 6.37 255
189
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
99
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
99
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,281
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69.73 645
303
Finance Authority of Maine Revenue Bonds 12/18/24 275,000 100.00 275
275
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.40 497
514
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 550,000 99.48 547
557
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.50 119
105
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.66 163
109
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.72 103
79
Florida Development Finance Corp. Revenue Bonds 10/21/20 1,220,000 97.78 1,193
1,175
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.44 224
219
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.29 106
72
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.87 186
134
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.66 173
152
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.89 509
409
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.92 397
358
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.19 309
281
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
174
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
343
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
233
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
211
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,475,000 100.51 9,523
10,154
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.71 168
177
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.66 242
254

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 309
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.21 140
144
Florida Development Finance Corp. Revenue Bonds 08/07/24 3,000,000 100.00 3,000
3,116
Florida Development Finance Corp. Revenue Bonds 12/20/24 2,850,000 98.00 2,793
2,948
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 103.91 1,403
1,203
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
311
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
266
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106.86 1,886
1,813
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 81.96 2,300
2,651
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 1,210,000 94.31 1,141
1,138
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.48 159
162
Granary Metropolitan District No. 9 Special Assessment 12/11/24 260,000 100.00 260
250
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,192
Hastings Campus Housing Finance Authority Revenue Bonds 08/28/20 5,500,000 96.78 5,323
5,282
Hillcrest Preserve Community Development District Special Assessment 12/04/24 100,000 99.26 99
96
Hillcrest Preserve Community Development District Special Assessment 12/04/24 150,000 99.41 149
144
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.41 208
187
Hills Minneola Community Development District Special Assessment 07/16/20 160,000 93.33 149
144
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
251
Illinois Finance Authority Revenue Bonds 02/25/20 3,250,000 102.06 3,253
3,266
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.38 3,526
2,891
Illinois Finance Authority Revenue Bonds 10/13/22 2,075,000 97.71 2,012
2,076
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.22 496
523
Illinois Finance Authority Revenue Bonds 11/26/24 1,000,000 100.00 1,000
995
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.72 996
884
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 50,000 100.00 50
47
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 25,000 100.00 25
24
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
270
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
538
Industrial Development Board of The City of Kingsport Tennessee (The)
Revenue Bonds 11/21/24 375,000 100.21 376
375
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.02 307
311
Juban Crossing Economic Development District Revenue Bonds 06/21/23 600,000 100.48 603
602
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 125,000 97.74 122
117
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,750,000 100.05 1,751
1,725
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
257
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
179
Knightsbridge Community Development District Revenue Bonds 03/14/24 1,000,000 99.70 997
1,019
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.36 984
1,016
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.18 50
51
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.42 99
102
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
176
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.41 99
91
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.02 99
100
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.46 99
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
95
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
98
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.63 244
200
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/17/23 500,000 99.23 496
513
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 625,000 100.30 627
613
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 500,000 100.99 505
496
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.43 236
163
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.62 272
193
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.94 148
153
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.15 98
103
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.62 99
102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 96.99 388
424
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.07 388
422
Magnolia Island Community Development District Special Assessment 01/24/25 120,000 100.00 120
121
Magnolia Island Community Development District Special Assessment 01/24/25 50,000 100.00 50
50
Mandarin Grove Community Development District Special Assessment 10/19/22 70,000 100.00 70
80
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.54 55
47
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.26 55
47
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.56 117
103
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.72 117
107
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
184
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.33 109
80
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 86.88 152
154
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
194
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
191
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 76.04 76
83
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.93 322
327
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.49 100
94
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.27 100
101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.30 100
101
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 105.89 1,059
1,004
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
154
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
102
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.63 1,425
1,190
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.23 99
101
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.63 247
251
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.27 199
203
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
648
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 370,000 73.38 272
279
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
86
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 40.45 71
71
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.22 128
130
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.45 182
187
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.54 1,223
1,138
MIDA Mountain Veterans Program Public Infrastructure District Tax
Allocation 10/03/24 500,000 100.00 500
492
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
967
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 101.57 508
521
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 96.33 482
487
Midcity Improvement District Special Assessment 09/13/24 100,000 100.00 100
97
Mineral Business Improvement District General Obligation Limited 10/30/24 150,000 100.00 150
151
Mineral Business Improvement District General Obligation Limited 10/30/24 100,000 100.00 100
99
Mission Economic Development Corp. Revenue Bonds 10/30/18 2,570,000 99.63 2,561
2,575
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.17 831
806
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.43 209
166
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.13 999
831
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.24 947
796
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105.52 1,082
916
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,070,000 100.03 2,071
2,070
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,070,000 99.25 1,055
1,039
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,155,000 95.07 1,057
1,045
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 975,000 21.94 214
225
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.51 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.66 189
190
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 400,000 96.45 386
376
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
152
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 535,000 89.97 481
452
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 7,300,000 100.00 7,300
7,406
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 545,000 100.00 545
566
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,275,000 100.00 1,275
1,289
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 220,000 100.00 220
219
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,579,000 100.00 1,579
1,579
New Hampshire Business Finance Authority Revenue Bonds 10/18/24 750,000 100.00 750
742
New Hampshire Business Finance Authority Revenue Bonds 10/31/24 500,000 100.00 500
502
New Hampshire Business Finance Authority Revenue Bonds 11/20/24 900,000 53.85 485
481

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 311
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New Hampshire Business Finance Authority Revenue Bonds 12/04/24 500,000 100.00 500
500
New Hampshire Business Finance Authority Revenue Bonds 12/06/24 450,000 99.23 447
454
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.53 1,015
970
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.59 570
591
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 111.62 1,116
925
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.08 1,090
883
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.33 1,079
1,027
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98.98 99
100
New Mexico Finance Authority Revenue Bonds 12/10/24 1,100,000 100.15 1,102
1,111
New York Liberty Development Corp. Revenue Bonds 05/27/20 12,615,000 95.39 11,852
12,619
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.23 2,632
2,600
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.43 313
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.52 1,891
1,900
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.56 410
390
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 94.81 853
892
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
260
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
496
Normandy Community Development District Revenue Bonds 08/14/24 150,000 100.00 150
153
Normandy Community Development District Revenue Bonds 08/14/24 200,000 99.56 199
205
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.40 75
66
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
142
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97.74 3,373
3,344
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 97.13 262
267
Oklahoma Capitol Improvement Authority Revenue Bonds 05/16/24 125,000 97.76 122
122
Oklahoma Capitol Improvement Authority Revenue Bonds 05/16/24 100,000 98.64 99
98
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.38 497
521
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
508
Oneida Indian Nation of New York Revenue Bonds 02/02/24 700,000 107.21 750
765
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 108.86 1,089
1,000
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.66 1,037
942
Paddocks Community Development District Special Assessment 10/17/24 140,000 100.00 140
134
Palisade Metropolitan District No. 2 Revenue Bonds 11/14/24 500,000 89.89 449
450
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
783
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,008
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
110
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
136
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 80.68 403
408
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 110.65 996
901
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.86 148
152
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.57 100
102
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 91.22 858
913
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 1,775,000 94.71 1,681
1,641
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 545,000 97.98 534
550
Plaquemines Port Harbor & Terminal District Revenue Bonds 06/04/24 550,000 97.74 538
555
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
84
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.56 1,284
999
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.57 294
253
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
305
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100.00 925
944
Port Beaumont Navigation District Revenue Bonds 05/31/24 400,000 100.00 400
412
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100.00 350
350
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,700
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 115,000 99.22 114
111
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.66 498
501
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.87 772
750
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.92 648
632
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.90 525
509
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.37 15
14
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
702
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.45 77
72
Public Finance Authority Revenue Bonds 07/30/20 30,000 100.20 30
29
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.54 128
113
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.82 52
48
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.13 159
152
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.45 533
510
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.97 472
421
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.86 68
66

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89.97 1,035
1,061
Public Finance Authority Revenue Bonds 03/26/21 1,285,000 91.27 1,173
1,132
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.54 862
791
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.11 108
78
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.54 109
80
Public Finance Authority Revenue Bonds 08/02/21 1,550,000 85.91 1,332
1,258
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.76 906
739
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.44 1,084
919
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.85 1,683
1,646
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
111
Public Finance Authority Revenue Bonds 11/19/21 785,000 83.96 659
623
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.75 1,660
1,341
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.88 105
90
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.39 282
225
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,601
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
136
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.75 101
91
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.33 148
135
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.65 171
177
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.19 295
305
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.23 162
166
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98.95 989
1,023
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.72 99
105
Public Finance Authority Revenue Bonds 08/04/23 90,000 92.92 84
89
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
53
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
53
Public Finance Authority Revenue Bonds 09/08/23 1,710,000 92.61 1,584
1,785
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.14 1,735
1,851
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
785
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.85 403
420
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 82.69 3,163
3,436
Public Finance Authority Revenue Bonds 03/27/24 1,150,000 97.29 1,119
1,180
Public Finance Authority Revenue Bonds 03/27/24 625,000 97.68 611
633
Public Finance Authority Revenue Bonds 06/28/24 531,000 100.00 531
531
Public Finance Authority Revenue Bonds 07/31/24 325,000 100.00 325
330
Public Finance Authority Revenue Bonds 08/28/24 515,597 100.00 516
503
Public Finance Authority Revenue Bonds 08/29/24 200,000 102.57 205
203
Public Finance Authority Revenue Bonds 08/29/24 525,000 102.61 539
534
Public Finance Authority Revenue Bonds 10/04/24 1,000,000 55.63 556
557
Public Finance Authority Revenue Bonds 11/21/24 600,000 91.85 551
537
Public Finance Authority Revenue Bonds 11/25/24 100,000 97.11 97
104
Public Finance Authority Revenue Bonds 11/27/24 900,000 73.62 663
659
Public Finance Authority Revenue Bonds 12/04/24 100,000 97.18 97
90
Public Finance Authority Revenue Bonds 12/13/24 350,000 100.22 351
350
Public Finance Authority Revenue Bonds 12/13/24 500,000 100.37 502
501
Public Finance Authority Revenue Bonds 12/16/24 500,000 71.05 355
351
Public Finance Authority Revenue Bonds 01/28/25 650,000 104.39 679
677
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 1,175,000 90.54 1,064
1,010
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 96.00 96
89
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 11,650,000 94.90 10,734
11,793
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 4,480,000 93.75 4,268
4,210
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
560
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
577
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.71 1,544
1,622
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.80 1,814
1,877
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.40 1,828
1,797
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/25 400,000 104.33 417
420
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
897
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
544
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
372
River Hall Community Development District Special Assessment 11/01/24 65,000 100.00 65
67
River Hall Community Development District Special Assessment 11/01/24 75,000 100.00 75
77
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.41 226
225
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
102
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
203
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.35 149
161
Rye Crossing Community Development District Special Assessment 09/13/23 60,000 99.31 60
63
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
51

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 313
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.19 50
39
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.28 99
102
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.11 309
275
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.04 112
80
Shelby County Health & Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.52 226
228
Shelby County Health & Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.75 101
102
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.65 174
176
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.75 198
201
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 175,000 97.97 171
166
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.86 124
118
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 100,000 99.69 100
95
Somerset Bay Community Development District Special Assessment 05/20/24 100,000 100.00 100
104
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.56 415
384
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.13 496
458
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/06/25 100,000 96.27 96
95
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/07/25 200,000 98.01 196
196
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.72 141
140
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.86 232
231
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100.00 400
485
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,470,000 101.56 1,493
1,415
State of Hawaii Department of Budget & Finance Revenue Bonds 10/10/23 3,940,000 100.00 3,940
4,066
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 100.38 251
248
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 98.53 246
246
State of Ohio Revenue Bonds 11/14/19 275,000 105.96 291
258
State of Ohio Revenue Bonds 12/05/19 110,000 107.68 118
107
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.52 1,681
1,880
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 375,000 102.04 383
401
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.89 99
106
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,125,000 87.72 1,094
897
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.94 643
533
Stuart Crossing Community Development District Revenue Bonds 03/13/24 100,000 98.99 99
102
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
494
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
403
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.29 983
981
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.34 99
101
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.30 99
95
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.45 99
98
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
144
Town of Lakewood Village Special Assessment 08/12/22 175,000 100.00 175
174
Town of Little Elm Special Assessment 12/06/17 100,000 100.33 100
96
Town of Little Elm Special Assessment 11/07/18 727,000 100.00 727
745
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
81
Town of Little Elm Special Assessment 12/22/21 100,000 99.11 99
85
Town of Little Elm Special Assessment 11/02/22 750,000 100.00 750
820
Town of Providence Village Special Assessment 08/07/24 370,000 99.26 367
355
Town of Whiteland Tax Allocation 07/11/24 125,000 99.75 125
126
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.67 100
108
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
101
Travis County Development Authority Special Assessment 12/03/24 100,000 98.86 99
92
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.65 261
266
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 690,000 98.65 681
659
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.32 528
505
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 7,500,000 94.51 7,088
7,609
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.35 205
197
UIPA Crossroads Public Infrastructure District Tax Allocation 12/28/21 1,000,000 100.00 1,000
940
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 84.99 935
744
Union County Improvement Authority Revenue Bonds 02/22/24 100,000 95.81 96
95
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.61 513
506
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
355
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.17 194
190
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.97 288
302
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.57 453
300
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.11 909
734
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.22 1,451
1,097
Utah Charter School Finance Authority Revenue Bonds 12/14/21 400,000 103.18 413
373
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
506

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.80 314
290
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.11 138
141
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.40 98
83
V-Dana Community Development District Special Assessment 01/29/25 125,000 100.00 125
125
V-Dana Community Development District Special Assessment 01/29/25 100,000 100.00 100
100
Ventana Community Development District Special Assessment 03/01/18 790,000 97.20 768
798
Ventana Community Development District Special Assessment 03/01/18 500,000 97.62 488
498
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
51
Veranda Community Development District II Special Assessment 02/24/21 50,000 101.54 51
42
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.85 99
95
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
97
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
177
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 875,000 90.25 790
726
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98.28 270
253
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,349,000 100.00 1,349
1,355
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100.00 575
475
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100.00 260
215
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100.00 400
410
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.30 201
206
Village of Lincolnwood Tax Allocation 01/23/25 1,400,000 100.00 1,400
1,415
Village of Salado Special Assessment 06/07/24 100,000 100.00 100
102
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.05 455
423
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.51 359
359
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 103.84 1,038
1,013
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.44 215
179
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 107.95 162
138
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.55 2,640
2,157
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
150
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
152
Waterview North Metropolitan District No. 1 General Obligation Limited 12/18/24 500,000 100.00 500
495
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 100.47 100
96
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 99.70 100
94
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.25 496
532
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.77 1,730
1,371
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 350,000 102.44 359
365
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.98 114
103
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
94
Westside Community Development District Special Assessment 09/20/19 100,000 99.85 100
93
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
117
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.26 251
223
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.35 934
923
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
436
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 750,000 101.84 764
764
Wyandotte County City Unified Government Revenue Bonds 04/03/23 5,250,000 44.67 2,374 2,345
445,434
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 53,685 $ — $ — $ 53,685
Alaska — 2,050 — — 2,050
Arizona — 31,231 — — 31,231
Arkansas — 11,650 — — 11,650
California — 176,986 159 — 177,145
Colorado — 77,861 — — 77,861

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 315
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Connecticut — 19,706 — — 19,706
Delaware — 1,229 — — 1,229
District of Columbia — 24,441 — — 24,441
Florida — 234,658 — — 234,658
Georgia — 41,563 — — 41,563
Guam — 10,741 — — 10,741
Hawaii — 12,158 — — 12,158
Idaho — 3,270 — — 3,270
Illinois — 159,985 — — 159,985
Indiana — 13,467 — — 13,467
Iowa — 18,747 — — 18,747
Kansas — 4,305 — — 4,305
Kentucky — 12,598 — — 12,598
Louisiana — 21,719 — — 21,719
Maine — 1,200 — — 1,200
Maryland — 31,309 — — 31,309
Massachusetts — 24,239 — — 24,239
Michigan — 45,300 — — 45,300
Minnesota — 11,404 — — 11,404
Mississippi — 4,407 — — 4,407
Missouri — 14,580 — — 14,580
Montana — 2,295 — — 2,295
Nevada — 7,247 — — 7,247
New Hampshire — 20,610 — — 20,610
New Jersey — 80,127 — — 80,127
New Mexico — 2,514 — — 2,514
New York — 174,683 — — 174,683
North Carolina — 19,060 — — 19,060
North Dakota — 5,912 — — 5,912
Ohio — 96,972 — — 96,972
Oklahoma — 9,039 — — 9,039
Oregon — 10,130 — — 10,130
Pennsylvania — 101,165 — — 101,165
Puerto Rico — 163,949 — — 163,949
Rhode Island — 6,130 — — 6,130
South Carolina — 16,795 — — 16,795
South Dakota — 2,304 — — 2,304
Tennessee — 9,870 — — 9,870
Texas — 124,054 — — 124,054
Utah — 22,516 299 — 22,815
Vermont — 3,148 — — 3,148
Virgin Islands — 14,809 — — 14,809
Virginia — 28,770 — — 28,770

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Washington — 27,972 — — 27,972
West Virginia — 7,875 — — 7,875
Wisconsin — 59,725 — — 59,725
Wyoming — 899 — — 899
Loan Agreements — — 179 — 179
United States Government Treasuries — 34,811 — — 34,811
Short-Term Investments — — — 44,755 44,755
Total Investments
$ — $ 2,117,870 $ 637 $ 44,755 $ 2,163,262
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 77,991 $ 341,769 $ 375,003 $ 1 $ (3) $ 44,755 $ 834 $ —

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
u
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 99.9%
Alabama - 4.0%
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,429 5.000 06/01/25 3,447
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 02/01/28 522
Alabama Housing Finance Authority Revenue Bonds 3,000 5.750 10/01/55 3,257
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,323
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,621
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 22,880 5.000 07/01/31 24,228
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,460 5.000 09/01/32 7,872
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 8,170 5.250 09/01/32 8,679
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 31,260 5.000 11/01/34 33,351
Black Belt Energy Gas District Revenue Bonds 1,600 5.000 11/01/34 1,709
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 850 4.000 12/01/49 851
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 3.210 10/01/52 2,065
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 14,300 4.000 10/01/52 14,347
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,803
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 3.510 04/01/53 23,921
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 712
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,268
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,360 5.250 12/01/53 2,541
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,009
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,771
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/40 548
County of Jefferson Sewer Revenue Bonds 580 5.250 10/01/41 633
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/44 1,105
County of Jefferson Sewer Revenue Bonds 4,500 5.250 10/01/49 4,774
County of Jefferson Sewer Revenue Bonds 3,000 5.500 10/01/53 3,224
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 255
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,063
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 06/01/32 10,721
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 938
Health Care Authority for Baptist Health (The) Revenue Bonds 1,000 5.000 11/15/36 1,066
Health Care Authority for Baptist Health (The) Revenue Bonds 1,195 5.000 11/15/37 1,267
Homewood Educational Building Authority Revenue Bonds 1,475 5.500 10/01/49 1,539
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 356
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 3,240 5.125 08/01/44 3,418
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 840 5.250 08/01/49 889
Limestone County Water & Sewer Authority Revenue Bonds 375 5.000 12/01/41 410
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 704
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 210 2.250 11/01/27 127
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 550 2.375 11/01/28 333
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,590 4.000 11/01/37 963
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,670 4.000 11/01/38 1,012
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 1,690 5.000 04/01/32 1,795
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(Ê) 6,350 5.000 06/01/35 6,656
Southeast Energy Authority, A Cooperative District Revenue Bonds 14,000 5.000 11/01/35 14,626
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,887
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 867
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,273
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,265

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 250 5.250 05/01/44 254
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 745
Water Works Board of the City of Birmingham (The) Revenue Bonds (Þ) 1,825 3.750 09/01/26 1,833
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,742
232,585
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,171
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 486
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 165
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 667
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 315
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 325
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 230
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 813
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 784
CIVICVentures Revenue Bonds 800 4.000 09/01/38 761
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 1,002
State of Alaska General Obligation Unlimited 580 5.000 08/01/27 603
State of Alaska General Obligation Unlimited 870 5.000 08/01/28 917
8,239
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(ae)(Ê) 715 3.430 11/04/25 712
Arizona Health Facilities Authority Revenue Bonds (USD 3 Month LIBOR + 0.810%)
(Ê) 6,575 1.770 01/01/37 6,389
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,035 3.430 01/01/46 3,037
Arizona Industrial Development Authority Revenue Bonds 170 2.650 07/01/26 168
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,500 5.000 09/01/26 1,539
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/27 13,412
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 261
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 144
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,204
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 277
Arizona Industrial Development Authority Revenue Bonds (Þ) 215 3.000 12/15/31 196
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 252
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,321
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,983
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 231
Arizona Industrial Development Authority Revenue Bonds 895 5.125 01/01/59 796
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,740
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,667
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,621
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,115
City of Glendale Water & Sewer  Revenue Bonds 1,500 5.000 07/01/42 1,658
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,104
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,105
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,610
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/39 1,945
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,313
City of Phoenix Civic Improvement Corp. Revenue Bonds 4,270 5.000 07/01/41 4,730
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 284

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 1,007
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,778
Entertainment Center Community Facilities District Revenue Bonds 2,772 4.000 07/01/37 2,780
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 1,000 5.000 07/01/36 1,002
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 1,002
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 541
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 44
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 892
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 96
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,049
Maricopa County Industrial Development Authority Revenue Bonds 4,000 5.000 01/01/32 4,117
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 969
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 838
Maricopa County Industrial Development Authority Revenue Bonds 1,225 4.000 07/01/34 1,229
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,127
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 605
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 453
Maricopa County Industrial Development Authority Revenue Bonds 3,780 6.250 03/01/55 4,246
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 06/01/29 5,103
Maricopa County Pollution Control Corp. Revenue Bonds 1,800 2.400 06/01/35 1,478
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 2,963
Maricopa County Pollution Control Corp. Revenue Bonds 825 4.500 08/01/42 813
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 400 5.000 07/01/26 411
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 339
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,119
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 130
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 224
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 795
Salt River Project Agricultural Improvement & Power District Revenue Bonds 1,950 5.000 12/01/45 1,962
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 431
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 316
105,673
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 188
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 224
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 44
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 185
Batesville Public Facilities Board Revenue Bonds 390 5.000 06/01/26 397
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/27 236
City of Batesville Sales & Use Tax Revenue Bonds (µ) 1,355 5.000 02/01/39 1,462
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,702
City of Hot Springs Waterworks Revenue Bonds (µ) 300 4.000 10/01/37 292
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 512
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,081
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,808
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,303
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,854
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 861

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 330
17,479
California - 8.2%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 128
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 3.160 04/01/56 1,727
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 3.590 04/01/56 1,191
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 999
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 205
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 256
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 978
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 08/01/31 1,252
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 7,300 5.000 10/01/32 7,764
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,150 5.000 11/01/32 3,375
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 18,060 5.000 12/01/32 19,081
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 13,002
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 292
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 650 5.000 05/01/54 694
California County Tobacco Securitization Agency Revenue Bonds 130 5.000 06/01/49 130
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 474
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 847
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,323
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/27 1,038
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,406
California Health Facilities Financing Authority Revenue Bonds 2,075 5.000 12/01/28 2,190
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 374
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 614
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,628
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,227
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 252
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/42 5,556
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,216
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,621
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 854
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 11/01/26 340
California Infrastructure & Economic Development Bank Revenue Bonds 2,150 3.250 08/01/29 2,151
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 687
California Infrastructure & Economic Development Bank Revenue Bonds 540 4.000 05/01/40 547
California Infrastructure & Economic Development Bank Revenue Bonds 1,410 5.000 07/01/40 1,509
California Infrastructure & Economic Development Bank Revenue Bonds 2,100 5.000 07/01/41 2,238
California Infrastructure & Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,911
California Infrastructure & Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,478
California Infrastructure & Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 1,050
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 509
California Infrastructure & Economic Development Bank Revenue Bonds 5,000 5.250 07/01/49 5,279
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,478
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,283
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/25 101
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/27 1,164
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 730

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 103
California Municipal Finance Authority Revenue Bonds (ae) 350 5.000 01/01/28 374
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 875 5.000 07/01/28 926
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 156
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 590
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 233
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,612
California Municipal Finance Authority Revenue Bonds 70 4.000 07/01/31 71
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 839
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 103
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,257
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 238
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 853
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 572
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 328
California Public Finance Authority Revenue Bonds 415 4.000 10/15/26 417
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 363
California Public Finance Authority Revenue Bonds (~)(ae)(Ê) 680 4.000 10/15/31 660
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 287
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 198
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 491
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 100
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 781
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 432
California School Finance Authority Revenue Bonds (Þ) 545 5.000 07/01/40 562
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,015
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 245
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 125
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 84
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 239
California State Public Works Board Revenue Bonds 1,500 5.000 04/01/41 1,672
California State Public Works Board Revenue Bonds 2,040 5.000 04/01/43 2,251
California State Public Works Board Revenue Bonds 1,725 5.000 04/01/45 1,882
California State University Revenue Bonds 6,350 5.000 11/01/41 6,466
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,620 3.500 11/01/27 1,605
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 357
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,140
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 11/01/29 2,519
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 281
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 704
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,865 6.125 11/01/33 2,868
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 371
California Statewide Communities Development Authority Revenue Bonds 225 5.000 05/15/40 227
California Statewide Communities Development Authority Revenue Bonds 3,500 5.000 12/01/41 3,907
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 570
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,841
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 300
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 298
California Statewide Communities Development Authority Special Assessment 435 4.750 09/02/33 444
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,050
Central Valley Energy Authority Revenue Bonds (~)(Ê) 3,570 5.000 08/01/35 3,882

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 840
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 707
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,489
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 114
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 383
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 383
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 244
City of Beaumont Special Tax 600 5.000 09/01/43 612
City of Beaumont Special Tax 650 5.000 09/01/44 677
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 490
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 487
City of Calimesa Special Tax 185 4.000 09/01/33 179
City of Fillmore Special Tax 920 5.000 09/01/38 955
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,121
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 524
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 628
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,096
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,840
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,183
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,121
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 24
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rancho Cordova Special Tax 1,490 4.000 09/01/26 1,499
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,493
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10
City of Roseville Special Tax 25 4.000 09/01/32 24
City of Roseville Special Tax 250 4.000 09/01/33 242
City of Roseville Special Tax 490 4.500 09/01/33 495
City of Roseville Special Tax 30 4.000 09/01/34 29
City of Roseville Special Tax 2,250 5.000 09/01/35 2,276
City of Roseville Special Tax 35 4.000 09/01/36 33
City of Roseville Special Tax 125 2.500 09/01/37 97
City of Roseville Special Tax 40 4.000 09/01/38 37
City of Roseville Special Tax 45 4.000 09/01/40 41
City of Roseville Special Tax 725 4.000 09/01/41 671
City of Roseville Special Tax 1,500 6.000 09/01/53 1,610
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,246
Corona Community Facilities District Special Tax 100 5.000 09/01/30 105
Corona Community Facilities District Special Tax 100 5.000 09/01/31 106
Corona Community Facilities District Special Tax 180 5.250 09/01/33 194
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 104
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 292
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 530
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 632
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 411
County of Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,781
County of Sacramento Airport System Revenue Bonds 3,550 5.000 07/01/42 3,983
County of Sacramento Airport System Revenue Bonds 2,500 5.000 07/01/43 2,786

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,154
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 417
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 807
Dublin Community Facilities District No. 2015-1 Special Tax 2,285 5.000 09/01/37 2,320
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 10,000 3.125 09/01/26 10,029
El Camino Community College District Foundation (The) General Obligation
Unlimited 315 4.000 08/01/43 325
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,061
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 1,150 5.000 06/01/25 1,159
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 3,690 5.000 06/01/27 3,893
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 3,050 5.000 06/01/28 3,283
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 455
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 2,000
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,247
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 683
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,020
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 806
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 434
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,953
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,719
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,162
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,035
Inglewood Unified School District General Obligation Unlimited (µ) 290 5.000 08/01/31 297
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 353
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 512
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,881
Irvine Unified School District Special Tax 60 5.000 09/01/30 66
Irvine Unified School District Special Tax 60 5.000 09/01/34 65
Irvine Unified School District Special Tax 75 5.000 09/01/36 82
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,153
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 628
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,257
Los Angeles Department of Water & Power Revenue Bonds 655 5.000 07/01/27 680
Los Angeles Department of Water & Power Revenue Bonds 5,050 5.000 07/01/28 5,186
Los Angeles Department of Water & Power Revenue Bonds 3,960 5.000 07/01/29 4,214
Los Angeles Department of Water & Power Revenue Bonds 940 5.000 07/01/30 1,008
Los Angeles Department of Water & Power Revenue Bonds 1,000 5.000 07/01/32 1,103
Los Angeles Department of Water & Power Revenue Bonds 1,595 5.000 07/01/33 1,675
Los Angeles Department of Water & Power Revenue Bonds 290 5.000 07/01/34 315
Los Angeles Department of Water & Power Revenue Bonds 610 5.000 07/01/35 661
Los Angeles Department of Water & Power Revenue Bonds 985 5.000 07/01/37 1,090
Los Angeles Department of Water & Power Revenue Bonds 665 5.000 07/01/38 736
Los Angeles Department of Water & Power Revenue Bonds 485 5.000 07/01/39 509
Los Angeles Department of Water & Power Revenue Bonds 4,580 5.000 07/01/40 4,845
Los Angeles Department of Water & Power Revenue Bonds 210 5.000 07/01/41 222
Los Angeles Department of Water & Power Revenue Bonds 325 5.000 07/01/42 345
Los Angeles Department of Water & Power Revenue Bonds (~)(Ê) 6,550 3.400 07/01/47 6,550
Los Angeles Department of Water & Power Revenue Bonds 525 5.000 07/01/48 533
Los Angeles Department of Water & Power Revenue Bonds (~)(Ê) 28,450 4.050 07/01/50 28,450
Los Angeles Department of Water & Power Revenue Bonds 220 5.000 07/01/52 228
Los Angeles Department of Water & Power System Revenue Bonds 1,065 5.000 07/01/34 1,120
Los Angeles Department of Water & Power System Revenue Bonds 240 5.000 07/01/39 250

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Los Angeles Department of Water Revenue Bonds 1,100 5.000 07/01/39 1,167
Los Angeles Unified School District General Obligation Unlimited 2,135 5.000 07/01/25 2,155
Los Angeles Unified School District General Obligation Unlimited 675 5.000 07/01/26 697
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,427
Lynwood Unified School District General Obligation Unlimited (µ) 565
Zero
coupon 08/01/31 432
Lynwood Unified School District General Obligation Unlimited (µ) 500
Zero
coupon 08/01/32 366
Lynwood Unified School District General Obligation Unlimited (µ) 685
Zero
coupon 08/01/33 479
Lynwood Unified School District General Obligation Unlimited (µ) 630
Zero
coupon 08/01/34 421
Lynwood Unified School District General Obligation Unlimited (µ) 785
Zero
coupon 08/01/35 499
Lynwood Unified School District General Obligation Unlimited (µ) 990
Zero
coupon 08/01/36 598
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 484
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,452
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,242
Menifee Union School District Special Tax 150 5.000 09/01/42 157
Modesto Irrigation District Revenue Bonds (USD 3 Month LIBOR + 0.630%)(µ)(Ê) 2,500 3.820 09/01/37 2,436
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,022
Needles Unified School District General Obligation Unlimited (µ) 700 1.000 08/01/33 566
Northern California Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 08/01/30 1,061
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 776
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 819
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 367
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 194
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 408
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 424
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,259
Paramount Unified School District General Obligation Unlimited (µ) 1,355
Zero
coupon 08/01/34 921
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 693
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 285
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 244
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 558
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 114
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,012
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,163
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 505
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,035
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 314
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 414
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 534
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 246
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 260
Root Creek Water District Community Facilities District No. 2016-1 Improvement
Area No. 2 Special Tax 2,690 5.000 09/01/43 2,807

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sacramento County Water Financing Authority Revenue Bonds (USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 1,770 0.785 06/01/34 1,728
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,960
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,129
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,805
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,072
San Diego Unified School District General Obligation Unlimited 110
Zero
coupon 07/01/31 90
San Diego Unified School District General Obligation Unlimited 1,000 1.000 07/01/41 973
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 10,906
San Francisco City & County Airports Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,279
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 105
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,640 5.250 01/15/49 1,641
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 450
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,186
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 548
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 813
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,329
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,060
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 879
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 688
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,438
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,506
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,583
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,234
Santa Clara Unified School District General Obligation Unlimited 3,500 3.250 07/01/44 3,014
South Orange County Public Financing Authority Special Tax 1,500 5.000 08/15/28 1,577
South Orange County Public Financing Authority Special Tax (µ) 700 5.000 08/15/30 742
South Orange County Public Financing Authority Special Tax (µ) 385 5.000 08/15/31 408
Southern California Public Power Authority Revenue Bonds (~)(ae)(Ê) 10,595 5.000 09/01/30 11,179
Southern California Public Power Authority Revenue Bonds 5,600 5.000 07/01/31 6,134
Southern California Public Power Authority Revenue Bonds 1,215 5.000 07/01/35 1,344
Southern California Public Power Authority Revenue Bonds 910 5.000 07/01/43 972
State of California General Obligation Unlimited 5,000 5.000 04/01/25 5,018
State of California General Obligation Unlimited 1,285 4.000 09/01/43 1,303
State of California General Obligation Unlimited 4,565 5.250 08/01/44 5,183
State of California General Obligation Unlimited 270 5.000 04/01/49 281
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 59
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 56
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 63
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 62
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 66
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 43
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 130
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 105
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 124
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 832
Stockton Community Facilities District Special Tax 525 5.000 09/01/49 540
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,669
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 137
Tobacco Settlement Financing Corp. Revenue Bonds 500 5.000 06/01/35 529

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 120 4.000 06/01/49 120
Town of Tiburon Special Assessment 75 2.375 09/02/41 52
Town of Tiburon Special Assessment 150 2.500 09/02/46 94
Transbay Joint Powers Authority Tax Allocation 205 5.000 10/01/35 212
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 708
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 124
Transbay Joint Powers Authority Tax Allocation 250 5.000 10/01/39 257
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/40 123
University of California Revenue Bonds 3,300 5.000 05/15/28 3,540
University of California Revenue Bonds 13,295 5.500 05/15/40 15,398
University of California Revenue Bonds 2,650 5.000 05/15/41 2,696
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,864
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 946
478,122
Colorado - 2.5%
Adams Co. 12 Five Star Schools General Obligation Unlimited 1,000 5.250 12/15/43 1,122
Adams Co. 12 Five Star Schools General Obligation Unlimited 1,700 5.250 12/15/44 1,895
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,137
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,610
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,041
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,263
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,051
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,044
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 781
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,727
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 2,000 5.000 12/01/33 2,186
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 343
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 290
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 372
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited (ae) 1,500 5.000 12/15/26 1,561
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,045
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,490
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,316
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 982
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,323
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,288
City & County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,612
City of Boulder Water & Sewer Revenue Bonds 4,250 4.000 12/01/42 4,223
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 875
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,000 5.000 12/01/42 1,086
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,500 5.000 12/01/43 1,620
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,660 5.250 12/01/49 1,796
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,001
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 851
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 97
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 24
Colorado Educational & Cultural Facilities Authority Revenue Bonds 330 4.000 10/01/46 283
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 75
Colorado Health Facilities Authority Revenue Bonds 1,725 5.000 11/01/25 1,752
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 703

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,075 5.000 11/15/29 1,168
Colorado Health Facilities Authority Revenue Bonds 250 5.000 08/01/30 269
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,295 5.000 11/15/31 2,562
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,457
Colorado Health Facilities Authority Revenue Bonds 2,000 5.000 05/15/33 2,236
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,109
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,584
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 898
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,418
Colorado Health Facilities Authority Revenue Bonds 4,000 5.000 05/15/36 4,417
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,015
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/38 376
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,223
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,044
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,106
Colorado Health Facilities Authority Revenue Bonds 3,010 5.000 12/01/39 3,359
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,201
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 773
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,785 5.000 08/01/49 4,792
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/26 457
Colorado Housing and Finance Authority Revenue Bonds 805 4.250 11/01/49 811
Colorado Housing and Finance Authority Revenue Bonds 3,110 3.250 05/01/52 3,044
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,435
Denver Health & Hospital Authority Revenue Bonds 1,465 5.000 12/01/30 1,552
Denver Health & Hospital Authority Revenue Bonds 620 5.000 12/01/31 654
Denver Health & Hospital Authority Revenue Bonds 450 5.000 12/01/33 471
Denver Urban Renewal Authority Tax Allocation (Þ) 1,125 5.250 12/01/39 1,138
Douglas County School District No. Re-1 Douglas & Elbert Counties General
Obligation Unlimited 5,000 5.000 12/15/43 5,497
Douglas County School District No. Re-1 Douglas & Elbert Counties General
Obligation Unlimited 5,000 5.000 12/15/44 5,463
E-470 Public Highway Authority Revenue Bonds (SOFR + 0.750%)(ae)(Ê) 5,400 3.825 09/01/26 5,406
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,553
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,063
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,333
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 168
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,299
Elbert County Independence Water & Sanitation District Revenue Bonds 500 5.125 12/01/33 488
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,281
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 858
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,256
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,051
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 525
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,671
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 999
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 443
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,012
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,179
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 368
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 503
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,502

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Authority for Colorado Energy Revenue Bonds 835 6.250 11/15/28 885
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 521
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 311
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,703
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,327
Sterling Ranch Community Authority Board Revenue Bonds 500 3.375 12/01/30 485
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (µ) 325 4.000 12/01/44 309
Trailside Metropolitan District No. 4 General Obligation Limited (µ) 750 5.000 12/01/39 803
University of Colorado Hospital Authority Revenue Bonds 5,385 5.000 11/15/29 5,866
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 129
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 129
VDW Metropolitan District No. 2 General Obligation Limited (µ) 885 4.000 12/01/45 829
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 467
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 986
149,177
Connecticut - 1.6%
City of Ansonia Certificate of Participation 475 4.750 12/01/45 477
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,414
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,714
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 731
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,426
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 252
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,219
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 371
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 615
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 622
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 468
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 133
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 531
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,932
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 212
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 106
City of New Haven General Obligation Unlimited (µ) 1,000 4.000 08/01/37 980
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,087
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 405
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 540
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 454
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,605 3.850 05/15/27 1,608
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,014
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 01/01/27 1,891
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 6,700 5.000 07/01/29 7,174
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 98
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 07/01/33 2,648
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/35 3,313
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,091
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 454
Connecticut State Health & Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 478
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,981

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,315 2.950 07/01/49 1,302
Metropolitan District (The) General Obligation Unlimited (µ) 630 5.000 11/01/30 646
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 1,000 3.050 09/01/27 996
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 3,985
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,324
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,114
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,516
State of Connecticut General Obligation Unlimited 345 5.000 06/15/28 369
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,616
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 292
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,913
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,775
State of Connecticut General Obligation Unlimited 1,000 3.000 11/15/42 881
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,304
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,524
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,353
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,221
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 423
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,944
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,618
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 704
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,562
95,821
Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds 45 4.000 08/01/29 45
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 189
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 166
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 620
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,097
Delaware State Housing Authority Revenue Bonds 2,105 4.300 07/01/44 2,055
Delaware State Housing Authority Revenue Bonds 1,995 4.650 07/01/49 2,005
Delaware State Housing Authority Revenue Bonds 6,065 5.750 01/01/55 6,566
Delaware State Housing Authority Revenue Bonds 2,340 6.000 01/01/55 2,570
Delaware State Housing Authority Revenue Bonds 2,800 5.500 07/01/55 3,021
Delaware State Housing Authority Revenue Bonds 4,000 5.750 01/01/56 4,381
Delaware Transportation Authority Revenue Bonds 1,730 3.000 07/01/41 1,552
Delaware Transportation Authority Revenue Bonds 1,780 3.000 07/01/42 1,574
State of Delaware General Obligation Unlimited 3,605 5.000 02/01/25 3,605
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,734
Town of Bridgeville Special Tax 95 4.000 07/01/25 95
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 89
Town of Bridgeville Special Tax 365 4.000 07/01/30 350
Town of Bridgeville Special Tax (Þ) 875 5.250 07/01/44 882
33,696
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,055
District of Columbia General Obligation Unlimited 1,285 5.250 01/01/48 1,393
District of Columbia General Obligation Unlimited 1,600 5.000 08/01/49 1,718
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,850 5.000 12/01/25 1,875
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,605 5.000 06/01/26 1,625

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/26 5,034
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/27 1,581
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/27 5,222
District of Columbia Housing Finance Agency Revenue Bonds (~)(Ê) 1,000 5.000 02/01/28 1,045
District of Columbia Housing Finance Agency Revenue Bonds 575 5.000 03/01/28 603
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,588
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,011
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,355
District of Columbia Revenue Bonds 1,755 5.000 10/01/37 1,999
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,788
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,955
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,121
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 422
Metropolitan Washington Airports Authority Aviation Revenue Bonds 5,000 5.000 10/01/26 5,191
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 159
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 641
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 845
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,050
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 3,000 4.000 10/01/44 2,908
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,662
Washington Convention & Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,371
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 654
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,659
56,530
Florida - 6.0%
Abbott Square Community Development District Special Assessment 125 4.500 06/15/27 125
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 941
AH at Turnpike South Community Development District Special Assessment 70 2.350 05/01/26 69
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 174
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 408
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 228
Arbors Community Development District Special Assessment 105 4.500 05/01/30 105
Arbors Community Development District Special Assessment 130 5.400 05/01/43 134
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,209
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,254
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,294
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,347
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,371
Artisan Lakes East Community Development District Special Assessment 140 2.300 05/01/26 139
Artisan Lakes East Community Development District Special Assessment (Þ) 195 2.300 05/01/26 192
Astonia Community Development District Special Assessment (Þ) 85 2.500 05/01/26 84
Astonia Community Development District Special Assessment 220 4.350 06/15/30 220
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 236
Astonia Community Development District Special Assessment 210 4.500 05/01/31 210
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 201
Ave Maria Stewardship Community District Special Assessment 540 2.875 05/01/27 531
Ave Maria Stewardship Community District Special Assessment 170 3.000 05/01/27 168
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,027
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 499
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,566
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,784

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Avenir Community Development District Special Assessment 120 4.500 05/01/30 120
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 159
Babcock Ranch Community Independent Special District Special Assessment 65 2.375 05/01/26 64
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 234
Babcock Ranch Community Independent Special District Special Assessment (Þ) 850 4.300 05/01/31 846
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 47
Bauer Drive Community Development District Special Assessment 130 4.500 06/15/30 130
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 416
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 805
Bella Collina Community Development District Special Assessment 595 4.250 05/01/31 594
Berry Bay Community Development District Special Assessment 295 4.625 05/01/30 297
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 256
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 214
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 219
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 708
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 637
Bridgewalk Community Development District Special Assessment 100 2.500 06/15/27 95
Bridgewalk Community Development District Special Assessment 205 5.500 12/15/30 212
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 347
Buena Lago Community Development District Special Assessment 465 4.700 05/01/31 469
Buena Lago Community Development District Special Assessment 255 4.500 05/01/32 254
Capital Projects Finance Authority Revenue Bonds (Þ) 250 5.250 06/01/39 258
Capital Projects Finance Authority Revenue Bonds (Þ) 225 5.250 06/01/44 229
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 119
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 87
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,003
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 501
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,481
Caymas Community Development District Special Assessment 300 4.450 05/01/31 300
Celebration Community Development District Special Assessment 100 2.250 05/01/26 99
Celebration Community Development District Special Assessment 115 2.750 05/01/31 107
Center Lake Ranch West Community Development District Special Assessment 445 5.000 05/01/30 452
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 242
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 789
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 119
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 127
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 632
Century Gardens Village Community Development District Special Assessment 443 3.500 05/01/31 428
Century Gardens Village Community Development District Special Assessment 1,036 4.000 05/01/37 962
CFM Community Development District Special Assessment 100 2.400 05/01/26 99
CFM Community Development District Special Assessment 125 2.875 05/01/31 117
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 99
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 264
City of Fort Lauderdale Revenue Bonds (Þ) 210 5.000 07/01/28 213
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 234
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 244
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 259
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,300
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 837
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,259

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,447
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,103
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,769
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,355
City of Palmetto Revenue Bonds 165 4.250 06/01/27 166
City of Palmetto Revenue Bonds 400 5.000 06/01/32 419
City of Palmetto Revenue Bonds 300 5.125 06/01/42 309
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,037
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 659
City of Tampa Special Assessment 2,345 5.250 05/01/46 2,419
City of Venice Revenue Bonds (Þ) 900 4.250 01/01/30 883
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,851
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,340
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 3,020
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 188
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 443
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 226
Coddington Community Development District Special Assessment 175 4.200 05/01/27 175
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,464
Connerton East Community Development District Special Assessment 605 4.250 06/15/30 602
Copes Landing Community Development District Special Assessment 480 4.875 05/01/30 486
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 638
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 638
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 99
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment 160 2.800 05/01/31 150
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 174
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 103
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 249
Corkscrew Farms Community Development District Special Assessment (Þ) 125 4.500 11/01/28 125
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 101
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 6,002
County of Broward Tourist Development Tax Revenue Bonds (µ) 4,500 4.000 09/01/39 4,555
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,500 3.450 10/01/31 1,505
County of Hillsborough Utility Revenue Bonds (µ) 1,500 3.000 08/01/36 1,378
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,118
County of Miami-Dade Revenue Bonds (µ) 4,310
Zero
coupon 10/01/35 2,619
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,973
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,350
County of Miami-Dade Transit System Revenue Bonds 9,515 5.000 07/01/44 10,137
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,269
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 4,064
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/24 1,199
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 372
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 466
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 634
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 553
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 830
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 114
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 113
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 57

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 46
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,257
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 783
County of St. Johns Water & Sewer Revenue Bonds 3,000 5.000 06/01/52 3,166
Creek Preserve Community Development District Revenue Bonds (Þ) 500 4.250 11/01/30 497
Creek Preserve Community Development District Special Assessment (Þ) 1,255 4.700 11/01/39 1,222
Cresswind Lake Harris Community Development District Special Assessment 175 4.250 05/01/31 173
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 705
Cross Creek North Community Development District Special Assessment 330 4.500 05/01/30 331
Crossings Community Development District Special Assessment 300 4.750 05/01/31 303
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,742
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 675
Cypress Bay West Community Development District Special Assessment 125 4.625 05/01/30 126
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 686
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 358
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 643
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 110
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 293
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 336
Deer Run Community Development District Special Assessment 1,040 5.400 05/01/39 1,088
Deerbrook Community Development District Special Assessment 300 4.375 05/01/30 300
DG Farms Community Development District Special Assessment 65 2.750 05/01/25 65
DW Bayview Community Development District Special Assessment (Þ) 25 2.375 05/01/26 25
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 56
Eagle Pointe Community Development District Special Assessment (Þ) 10 3.000 05/01/25 10
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 58
East 547 Community Development District Special Assessment 305 5.500 05/01/30 314
East Bonita Beach Road Community Development District Special Assessment (Þ) 290 4.375 11/01/29 290
East Nassau Stewardship District Special Assessment 125 2.400 05/01/26 123
East Nassau Stewardship District Special Assessment 1,025 5.250 05/01/29 1,026
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 212
Eden Hills Community Development District Special Assessment 40 3.250 05/01/27 40
Edgewater East Community Development District Special Assessment 20 2.500 05/01/26 20
Edgewater East Community Development District Special Assessment 95 3.000 05/01/27 94
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 95
Edgewater West Community Development District Special Assessment 1,000 4.500 05/01/31 1,002
Elevation Pointe Community Development District Special Assessment 205 3.900 05/01/27 204
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 244
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,074
Enbrook Community Development District Special Assessment (Þ) 55 2.500 05/01/25 55
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 343
Epperson North Community Development District Special Assessment 40 2.500 05/01/26 40
Epperson North Community Development District Special Assessment 135 2.450 11/01/26 132
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 141
Epperson North Community Development District Special Assessment 270 3.100 11/01/31 253
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 379
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,050
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 371
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 563
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,041
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 166

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Esplanade Lake Club Community Development District Special Assessment 40 3.250 11/01/25 40
Esplanade Lake Club Community Development District Special Assessment 170 4.000 11/01/40 153
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 172
Florida Department of Management Services Certificate of Participation 1,000 3.000 11/01/35 931
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 110
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 291
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 99
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 101
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 137
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 171
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 937
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 777
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 816
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 155
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 101
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,283
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,349
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,780
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,831
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 869
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 128
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 226
Florida Development Finance Corp. Revenue Bonds 1,000 5.250 06/01/44 1,045
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 756
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 139
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 275 3.350 10/01/26 274
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 7,000 3.500 05/01/28 6,979
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,802
Florida Insurance Assistance Revenue Bonds 605 5.000 09/01/26 617
Florida Insurance Assistance Revenue Bonds 1,425 5.000 09/01/27 1,467
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,834
Flow Way Community Development District Special Assessment 170 4.000 11/01/28 169
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 200
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 101
Flow Way Community Development District Special Assessment 1,100 5.000 05/01/44 1,119
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 105
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 104
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 113
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 113
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 871
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 313
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 518
Gracewater Sarasota Community Development District Special Assessment 240 2.400 05/01/26 237
Grand Oaks Community Development District Special Assessment 75 2.625 11/01/26 74
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 760
Grove Resort Community Development District Special Assessment 90 2.950 05/01/27 89
Hacienda North Community Development District Special Assessment 1,000 5.500 05/01/33 1,040
Hammock Oaks Community Development District Special Assessment 170 4.875 05/01/30 172
Hammock Oaks Community Development District Special Assessment 345 5.000 05/01/31 348
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 859

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 423
Harmony West Community Development District Special Assessment 175 4.125 05/01/30 174
Harmony West Community Development District Special Assessment 300 4.600 05/01/32 301
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 631
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 636
Harvest Ridge Community Development District Special Assessment 650 5.375 05/01/54 646
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 101
Hillcrest Community Development District Special Assessment 245 4.000 11/01/28 243
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 290
Hills Minneola Community Development District Special Assessment (Þ) 50 3.000 05/01/25 50
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 134
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 710 3.250 09/01/27 704
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 11,066
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 325
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 477
Hyde Park Community Development District No. 2 Special Assessment 265 3.250 05/01/27 262
Island Lakes Estate Special Assessment 265 4.875 12/15/28 268
JEA Water & Sewer System Revenue Bonds 12,795 5.250 10/01/49 13,915
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,096
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 254
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 93
Kelly Park Community Development District Special Assessment 250 5.125 11/01/30 256
Keys Edge Community Development District Special Assessment 975 5.100 05/01/44 948
Kindred Community Development District II Special Assessment 115 2.200 05/01/26 113
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 126
Kingman Gate Community Development District Special Assessment 85 2.500 06/15/26 84
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 236
Knightsbridge Community Development District Special Assessment (Þ) 690 5.200 06/15/44 700
Lake Emma Community Development District Special Assessment (Þ) 110 4.500 05/01/30 110
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 370
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 380
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 389
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 403
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 412
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,501
Lakewood Park Community Development District Special Assessment 170 4.750 05/01/30 172
Lakewood Ranch Stewardship District Special Assessment 315 2.125 05/01/26 311
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 529
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 531
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 298
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 96
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 241
Lakewood Ranch Stewardship District Special Assessment 410 2.700 05/01/31 381
Lakewood Ranch Stewardship District Special Assessment 545 4.500 05/01/31 546
Lakewood Ranch Stewardship District Special Assessment 420 4.625 05/01/31 422
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 539
Lakewood Ranch Stewardship District Special Assessment 585 5.250 05/01/44 596
Laurel Road Community Development District Special Assessment 130 2.600 05/01/26 129
Laurel Road Community Development District Special Assessment 460 3.125 05/01/31 412
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,556
Lee County Industrial Development Authority Revenue Bonds (~)(Ê) 2,635 5.000 04/01/33 2,669

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Liberty Cove Community Development District Special Assessment 240 4.800 05/01/31 243
Longleaf Community Development District Special Assessment 250 4.375 05/01/31 249
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 865
LT Ranch Community Development District Special Assessment 105 5.200 05/01/27 106
LT Ranch Community Development District Special Assessment 880 4.650 05/01/31 886
LTC Ranch West Residential Community Development District Special Assessment 345 4.750 05/01/31 344
LTC Ranch West Residential Community Development District Special Assessment 140 4.850 05/01/31 140
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 993
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 185 3.800 05/01/27 184
McJunkin Parkland Community Development District Special Assessment (Þ) 445 4.750 11/01/29 449
Meadow View at Twin Creeks Community Development District Special Assessment 440 2.400 05/01/26 435
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 193
Mediterranea Community Development District Special Assessment 220 4.250 05/01/29 219
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,127
Merrick Square Community Development District Special Assessment 175 4.500 05/01/30 175
Middleton Community Development District A Special Assessment 600 4.200 05/01/39 578
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,960
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 459
Naples Reserve Community Development District Special Assessment (Þ) 455 4.625 11/01/29 458
North Dade Community Development District Special Assessment 92 3.500 05/01/25 92
North Dade Community Development District Special Assessment 96 3.500 05/01/26 95
North Dade Community Development District Special Assessment 100 3.500 05/01/27 98
North Dade Community Development District Special Assessment 99 3.500 05/01/28 96
North Dade Community Development District Special Assessment 327 3.750 05/01/31 314
North Dade Community Development District Special Assessment 824 4.000 05/01/38 774
Orange County Health Facilities Authority Revenue Bonds 2,055 5.000 08/01/40 2,182
Orlando Utilities Commission Revenue Bonds (~)(ae)(Ê) 575 1.250 10/01/28 523
Pacific Ace Community Development District Special Assessment 375 4.450 05/01/31 376
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,055
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 312
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 150
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 98
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 610
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,006
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 224
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,573
Palm Coast Park Community Development District Special Assessment 55 2.400 05/01/26 54
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 201
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 757
Park East Community Development District Special Assessment 150 2.400 11/01/26 142
Parker Pointe Community Development District Special Assessment 450 4.950 05/01/31 457
Parker Road Community Development District Special Assessment 60 3.100 05/01/25 60
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 242
Parkview at Long Lake Ranch Community Development District Special Assessment 135 2.500 05/01/25 134
Parkway Center Community Development District Special Assessment 95 3.500 05/01/25 95
Parkway Center Community Development District Special Assessment 100 4.000 05/01/26 101
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 107
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 112
Parrish Plantation Community Development District Special Assessment 100 4.750 05/01/31 101
Paseo Community Development District Capital Improvements Special Assessment 455 4.000 05/01/25 456

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Paseo Community Development District Capital Improvements Special Assessment 495 4.000 05/01/27 502
Paseo Community Development District Capital Improvements Special Assessment 375 4.500 05/01/31 388
Pine Isle Community Development District Special Assessment (Þ) 125 2.375 12/15/26 122
Pine Isle Community Development District Special Assessment 100 4.500 06/15/30 100
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 94
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 539
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 830
Pinellas County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 365 3.300 01/01/27 363
Pioneer Ranch Community Development District Special Assessment 365 4.200 05/01/31 359
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 06/01/26 527
Portico Community Development District Special Assessment 25 3.250 05/01/31 24
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 198
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 320
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,471
Prosperity Lakes Community Development District Special Assessment 210 5.150 12/15/30 215
Ranches At Lake Mcleod Community Development District Special Assessment 155 4.625 06/15/30 156
Reunion East Community Development District Special Assessment 280 2.400 05/01/26 277
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 655
Reunion West Community Development District Special Assessment 75 2.600 05/01/27 74
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 393
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 385
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 382
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 412
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 396
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 510
River Glen Community Development District Special Assessment 151 2.500 05/01/29 142
River Glen Community Development District Special Assessment 159 2.500 05/01/31 146
River Glen Community Development District Special Assessment 750 3.000 05/01/31 689
River Glen Community Development District Special Assessment 509 3.000 05/01/34 453
River Glen Community Development District Special Assessment 750 3.000 05/01/36 608
River Glen Community Development District Special Assessment 685 3.000 05/01/38 574
River Hall Community Development District Special Assessment 220 5.375 05/01/30 226
River Landing Community Development District Special Assessment 850 4.125 05/01/40 780
Rivers Edge III Community Development District Special Assessment (Þ) 105 2.400 05/01/26 104
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 283
Riverwalk Community Development District Special Assessment 610 4.650 05/01/31 614
Rivington Community Development District Special Assessment 215 3.250 05/01/27 213
Rivington Community Development District Special Assessment 430 3.625 05/01/32 411
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 340
Rolling Hills Community Development District Special Assessment 340 3.650 05/01/32 313
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 419
Rye Crossing Community Development District Special Assessment 180 4.125 05/01/30 179
Rye Crossing Community Development District Special Assessment (Þ) 185 5.000 11/01/30 188
Sabal Palm Community Development District Special Assessment 810 5.000 05/01/34 841
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 82
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 153
Sanctuary Cove Community Development District Special Assessment 5 2.125 05/01/26 5
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 176
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 321
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 635
Sandmine Road Community Development District Special Assessment 125 2.300 11/01/26 122

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sandmine Road Community Development District Special Assessment 75 5.000 11/01/29 76
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 129
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,429
Sarasota National Community Development District Special Assessment 125 3.625 05/01/31 121
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,011
Savanna Lakes Community Development District Special Assessment (Þ) 175 4.250 06/15/30 174
Savanna Lakes Community Development District Special Assessment 375 4.625 06/15/31 377
Sawgrass Village Community Development District Special Assessment 100 4.875 05/01/30 101
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 246
Sawyers Landing Community Development District Special Assessment 295 3.250 05/01/26 293
Scenic Terrace South Community Development District Special Assessment 45 3.750 05/01/27 45
Scenic Terrace South Community Development District Special Assessment 195 5.750 11/01/30 203
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,023
School District of Broward County General Obligation Unlimited 885 5.000 07/01/39 958
School District of Broward County General Obligation Unlimited 590 5.000 07/01/40 635
Seaton Creek Reserve Community Development District Special Assessment (Þ) 220 4.625 06/15/30 221
Sebastian Isles Community Development District Special Assessment 285 4.250 05/01/31 282
Sebastian Isles Community Development District Special Assessment 700 5.000 05/01/44 671
Sedona Point Community Development District Special Assessment 260 4.125 06/15/30 258
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 349
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 350
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 501
Seminole Palms Community Development District Special Assessment 290 4.750 05/01/30 293
Seminole Palms Community Development District Special Assessment (Þ) 700 4.450 05/01/31 700
Sherwood Manor Community Development District Special Assessment (Þ) 470 4.625 11/01/29 473
Shingle Creek at Bronson Community Development District Special Assessment 100 2.500 06/15/26 99
Siena North Community Development District Special Assessment 80 2.875 06/15/27 79
Silver Oaks Community Development District Special Assessment 300 4.700 05/01/31 302
Silver Palms West Community Development District Special Assessment 255 2.600 06/15/27 250
Silverlake Community Development District Special Assessment 175 4.500 05/01/30 175
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 499
Six Mile Creek Community Development District Special Assessment 250 4.300 05/01/31 249
Somerset Bay Community Development District Special Assessment (Þ) 370 4.850 05/01/31 375
Somerset Community Development District Special Assessment 215 4.000 05/01/25 215
Somerset Community Development District Special Assessment 600 4.000 05/01/26 596
Somerset Community Development District Special Assessment 625 4.000 05/01/27 618
Somerset Community Development District Special Assessment 460 4.000 05/01/32 446
Sorrento Pines Community Development District Revenue Bonds 175 4.375 05/01/30 175
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 99
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 242
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,903
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 465
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 222
South Village Community Development District Special Assessment 415 3.500 05/01/32 411
South Village Community Development District Special Assessment 230 3.750 05/01/38 222
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 99
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 640
Southshore Bay Community Development District Revenue Bonds 415 4.750 05/01/31 419
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 204
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 208
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 211

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 218
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 221
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,117
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,207
Stonewater Community Development District Special Assessment (Þ) 115 2.250 11/01/26 112
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 481
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,238
Stoneybrook North Community Development District Special Assessment 165 5.500 11/01/29 170
Stoneybrook South at Championsgate Community Development District Special
Assessment 205 4.500 06/15/30 205
Storey Drive Community Development District Special Assessment 120 2.550 06/15/27 113
Stuart Crossing Community Development District Special Assessment (Þ) 260 4.375 05/01/31 259
Summer Woods Community Development District Special Assessment 105 2.500 05/01/26 104
Summerstone Community Development District Special Assessment (Þ) 120 2.200 05/01/26 118
Sumter County School Board Certificate of Participation (µ) 600 5.250 01/01/49 644
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 504
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 371
Talis Park Community Development District Special Assessment (Þ) 1,875 5.000 05/01/44 1,896
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,682
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,275
Tern Bay Community Development District Special Assessment 620 3.125 06/15/27 611
Terreno Community Development District Special Assessment 265 4.250 05/01/30 264
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 402
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 541
Timber Creek Southwest Community Development District Special Assessment 135 2.500 06/15/25 134
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 621
Tohoqua Community Development District Special Assessment 320 3.125 05/01/31 303
Tolomato Community Development District Special Assessment 1,050 2.625 05/01/27 1,030
Tolomato Community Development District Special Assessment 275 2.875 05/01/27 271
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,490
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,777
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,392
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,090
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 806
Tolomato Community Development District Special Assessment (µ) 600 3.000 05/01/40 514
Tolomato Community Development District Special Assessment (µ) 1,300 4.000 05/01/40 1,294
Tolomato Community Development District Special Assessment 880 4.800 05/01/44 826
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,839
Town of Davie Revenue Bonds 550 5.000 04/01/33 574
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 64
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 251
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 418
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 192
Tuckers Pointe Community Development District Special Assessment 30 3.000 05/01/27 30
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 94
Two Lakes Community Development District Special Assessment 715 5.000 05/01/33 764
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 413
Two Rivers East Community Development District Special Assessment 825 4.875 05/01/30 836
Two Rivers North Community Development District Special Assessment 80 4.625 05/01/27 80
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 639
Union Park East Community Development District Special Assessment (Þ) 43 2.400 05/01/26 42
Varrea South Community Development District Special Assessment 300 4.250 05/01/30 299

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
V-Dana Community Development District Special Assessment 195 2.600 05/01/26 193
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 118
V-Dana Community Development District Special Assessment (Þ) 405 4.450 05/01/32 405
V-Dana Community Development District Special Assessment (Þ) 500 5.375 05/01/45 501
Venetian Parc Community Development District Special Assessment 1,340 5.000 05/01/44 1,433
Veranda Community Development District II Special Assessment (Þ) 15 2.500 05/01/26 15
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 47
Veranda Landing Community Development District Special Assessment 270 4.500 06/15/30 271
Verano No. 3 Community Development District Special Assessment 40 2.375 05/01/26 40
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 113
Vida's Way Community Development District Special Assessment 355 4.150 05/01/31 350
Viera Stewardship District Special Assessment 155 2.300 05/01/26 153
Viera Stewardship District Special Assessment 460 2.800 05/01/31 430
Viera Stewardship District Special Assessment 300 4.600 05/01/33 301
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,022
Village Community Development District No. 12 Special Assessment 1,125 3.800 05/01/28 1,126
Village Community Development District No. 13 Special Assessment 495 1.800 05/01/26 488
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 177
Village Community Development District No. 15 Special Assessment (Þ) 660 4.375 05/01/33 675
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 207
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 98
Villamar Community Development District Special Assessment 225 4.875 05/01/30 228
Villamar Community Development District Special Assessment 255 3.625 05/01/32 244
Villamar Community Development District Special Assessment 295 3.500 11/01/32 278
Villamar Community Development District Special Assessment 900 5.625 05/01/43 939
Volusia County Educational Facility Authority Revenue Bonds 1,925 5.000 06/01/33 1,926
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,301
Waterford Community Development District Special Assessment 250 4.375 05/01/31 250
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 197
Watergrass Community Development District II Special Assessment 635 4.450 05/01/28 637
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 955
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,282
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,101
West Hillcrest Community Development District Special Assessment 370 4.500 06/15/30 371
West Port Community Development District Special Assessment 125 4.250 05/01/27 125
West Villages Improvement District Special Assessment 280 5.250 05/01/30 286
West Villages Improvement District Special Assessment 825 3.125 05/01/31 781
West Villages Improvement District Special Assessment 740 4.500 05/01/31 741
Westside Haines City Community Development District Special Assessment 65 2.500 05/01/26 64
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 203
Westview North Community Development District Special Assessment 300 5.000 06/15/29 304
Westview South Community Development District Special Assessment 185 4.750 05/01/28 186
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 103
Willowbrook Community Development District Special Assessment 250 4.950 05/01/31 254
Willows Community Development District Special Assessment 300 4.700 05/01/29 302
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 945
Windward at Lakewood Ranch Community Development District Special Assessment 245 3.250 05/01/27 242
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 520
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 94
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 242
352,229

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Georgia - 3.6%
Athens-Clarke County Unified Government Development Authority Revenue Bonds 850 3.000 06/15/39 754
Atlanta Development Authority (The) Tax Allocation (Þ) 500 5.000 04/01/34 500
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 785 2.375 07/01/26 774
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,896
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 4,700 5.000 05/01/27 4,869
Atlanta Urban Residential Finance Authority Revenue Bonds 500 3.400 02/01/29 500
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 777
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 997
Burke County (The) Development Authority Revenue Bonds (~)(Ê) 9,350 3.600 01/01/40 8,707
City of Atlanta Department of Aviation Revenue Bonds 1,000 5.000 07/01/41 1,100
City of Atlanta Department of Aviation Revenue Bonds 1,000 5.000 07/01/42 1,096
City of Atlanta Water & Wastewater Revenue Bonds (ae) 1,000 5.000 11/01/33 1,005
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,390
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,415
Coweta County Water & Sewage Authority Revenue Bonds 160 4.000 06/01/46 157
Coweta County Water & Sewage Authority Revenue Bonds 325 5.000 06/01/49 349
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 5,425 3.375 03/12/27 5,448
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 06/13/28 759
Development Authority of Burke County (The) Revenue Bonds (~)(Ê) 3,815 2.100 07/01/49 3,815
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 797
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,218
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 238
East Palm Drive Community Development District Special Assessment 375 4.375 06/15/31 371
Gainesville & Hall County Hospital Authority Revenue Bonds 2,000 5.000 10/15/30 2,199
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,586
Main Street Natural Gas Inc Revenue Bonds (~)(ae)(Ê) 3,000 5.000 12/01/32 3,177
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,344
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 547
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,210 4.000 11/01/27 1,193
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,931
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 3,300 5.000 04/01/31 3,507
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,500 5.000 09/01/31 8,010
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 28,750 5.000 12/01/31 30,402
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,763
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 13,500 5.000 03/01/32 14,471
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,022
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,499
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/52 6,233
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,670 5.000 07/01/53 2,824
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 4.775 12/01/53 36,139
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 3,065 5.000 12/01/53 3,265
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 9,525 5.000 06/01/55 10,166
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,207
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 07/01/52 2,080
Paulding County Hospital Authority Revenue Bonds (µ) 1,975 4.000 04/01/41 1,994
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 376
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 755
State of Georgia General Obligation Unlimited 9,585 5.000 07/01/25 9,675
Sunbridge Stewardship District Special Assessment 120 4.500 05/01/27 120
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 357

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 946
Upper Oconee Basin Water Authority Revenue Bonds 1,000 5.000 07/01/55 1,070
Warner Robins Housing Authority Resident Council Corp. Revenue Bonds (~)(ae)(Ê) 315 5.000 02/01/28 330
210,120
Guam - 0.6%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 215
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 109
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 110
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 110
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 217
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/38 216
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 311
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 214
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 437
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 212
Antonio B Won Pat International Airport Authority Revenue Bonds 245 5.000 10/01/43 259
Guam Business Privilege Tax Revenue Bonds 75 5.000 01/01/28 78
Guam Business Privilege Tax Revenue Bonds 100 5.000 01/01/29 105
Guam Business Privilege Tax Revenue Bonds 300 5.000 01/01/31 318
Guam Business Privilege Tax Revenue Bonds 5,980 4.000 01/01/36 5,867
Guam Department of Education Certificate of Participation 265 3.625 02/01/25 265
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 263
Guam Government Waterworks Authority Revenue Bonds 375 5.000 07/01/25 377
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 621
Guam Government Waterworks Authority Revenue Bonds 1,625 5.000 07/01/38 1,743
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,373
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,014
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 399
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,872
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,754
Guam Power Authority Revenue Bonds 425 5.000 10/01/41 450
Territory of Guam Revenue Bonds 50 5.000 11/01/27 52
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,803
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,044
Territory of Guam Revenue Bonds 50 5.000 11/01/29 52
Territory of Guam Revenue Bonds 175 5.000 11/01/30 185
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,579
Territory of Guam Revenue Bonds 555 5.000 12/01/35 564
Territory of Guam Revenue Bonds 980 5.000 12/01/36 994
35,234
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,606
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,295
Hawaii State General Obligation Unlimited 1,500 5.000 01/01/37 1,592
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 282
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 254
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 372
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 600 5.000 07/01/34 606
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,157
7,164

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Idaho - 0.3%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,045
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,099
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,052
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,373
Idaho Health Facilities Authority Revenue Bonds (~)(Ê) 1,000 5.000 03/01/35 1,110
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,075
Idaho Housing & Finance Association Revenue Bonds 4,495 6.000 07/01/54 4,913
16,339
Illinois - 10.8%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,069
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 204
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 636
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 49
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 24
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 589
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 271
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 265 5.750 04/01/34 276
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 785 5.000 04/01/46 786
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 682
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,469
Chicago Board of Education General Obligation Unlimited (µ) 10,880
Zero
coupon 12/01/28 9,334
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,880
Chicago Board of Education General Obligation Unlimited (µ) 3,630
Zero
coupon 12/01/30 2,830
Chicago Board of Education General Obligation Unlimited 3,575 5.000 12/01/31 3,640
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,302
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,734
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 7,996
Chicago Board of Education General Obligation Unlimited 1,465 5.250 12/01/35 1,466
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,907
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,262
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,402
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 250
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,295
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,371
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,729
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,411
Chicago Board of Education Revenue Bonds 250 5.000 04/01/34 256
Chicago Board of Education Revenue Bonds 325 5.000 04/01/35 332
Chicago Board of Education Revenue Bonds 415 5.000 04/01/36 424
Chicago Board of Education Revenue Bonds 225 5.000 04/01/37 229
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,578
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 4,034
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,449
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,463
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,329
Chicago O'Hare International Airport Revenue Bonds 6,500 4.000 01/01/37 6,575

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,556
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,239
Chicago O'Hare International Airport Revenue Bonds 9,050 5.000 01/01/39 9,602
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,882
Chicago O'Hare International Airport Revenue Bonds 6,210 5.000 01/01/41 6,699
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 397
Chicago O'Hare International Airport Revenue Bonds 3,075 5.000 01/01/42 3,353
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,093
Chicago O'Hare International Airport Revenue Bonds 3,900 5.000 01/01/43 4,226
Chicago O'Hare International Airport Revenue Bonds 3,250 5.250 01/01/44 3,568
Chicago O'Hare International Airport Revenue Bonds 2,300 5.000 01/01/45 2,472
Chicago O'Hare International Airport Revenue Bonds 6,830 5.000 01/01/48 7,242
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,124
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,945
Chicago Park District General Obligation Limited 1,000 5.000 01/01/38 1,097
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,095
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,795
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,864
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,939
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,612
Chicago Sales Tax Securitization Corp. Revenue Bonds 1,695 5.000 01/01/28 1,783
Chicago Sales Tax Securitization Corp. Revenue Bonds 8,015 5.000 01/01/29 8,549
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,542
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 713
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,303
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 215
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,730 5.000 12/01/40 2,986
Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 220
Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,151
City of Belleville Sales Tax Revenue Tax Allocation 320 3.750 07/01/41 305
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 771
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 869
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 433
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 588
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,734
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,493
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 693
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,861
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 902
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,231
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,051
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 221
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 630
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,688
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,881
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,084
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 682
City of Chicago General Obligation Unlimited 6,615 5.000 01/01/44 6,638
City of Chicago General Obligation Unlimited 1,465 5.500 01/01/49 1,487
City of Chicago Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/01/25 3,045
City of Chicago Special Assessment (Þ) 300 3.200 12/01/29 283

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago Special Assessment (Þ) 325 3.290 12/01/30 305
City of Chicago Special Assessment (Þ) 348 3.380 12/01/31 325
City of Chicago Special Assessment (Þ) 275 3.450 12/01/32 255
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,750 5.000 01/01/31 1,915
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,049
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,097
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,474
City of Chicago Waterworks Revenue Bonds 1,100 5.000 11/01/26 1,135
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,223
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,010
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,083
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,077
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,172
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,309
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 2,959
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 129
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 213
City of Springfield Electric Revenue Bonds (µ) 10,000 3.000 03/01/38 8,963
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,634
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,365
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 328
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,306
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,002
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,746
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 288
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 495
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 447
County of Cook Sales Tax Revenue Bonds 1,500 5.000 11/15/41 1,603
County of Cook Sales Tax Revenue Bonds 1,385 5.000 11/15/42 1,472
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 503
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,464
Illinois Finance Authority Revenue Bonds 2,540 4.000 06/15/25 2,549
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 300
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 463
Illinois Finance Authority Revenue Bonds (ae) 3,200 5.000 01/01/27 3,332
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 74
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 511
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 480
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,024
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 259
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 408
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 527
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 325
Illinois Finance Authority Revenue Bonds 625 5.000 08/01/30 640
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 691
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 258
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 236
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 330
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 258
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/32 1,072

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 514
Illinois Finance Authority Revenue Bonds 695 5.000 09/01/33 742
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 327
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,891
Illinois Finance Authority Revenue Bonds 230 5.000 09/01/34 244
Illinois Finance Authority Revenue Bonds 520 5.000 09/01/35 550
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 999
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,677
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,016
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,367
Illinois Finance Authority Revenue Bonds 790 5.000 09/01/38 827
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,137
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,010
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 798
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 202
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 91
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 94
Illinois Finance Authority Revenue Bonds 11,485 5.000 08/15/44 11,494
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 200
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 501
Illinois Finance Authority Revenue Bonds 1,915 5.250 10/01/49 2,050
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,154
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,418
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/26 4,385
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,825
Illinois Housing Development Authority Revenue Bonds 725 4.250 10/01/39 722
Illinois Housing Development Authority Revenue Bonds 2,575 4.375 10/01/41 2,554
Illinois Housing Development Authority Revenue Bonds 3,535 4.450 04/01/43 3,507
Illinois Housing Development Authority Revenue Bonds 590 4.700 10/01/44 596
Illinois Housing Development Authority Revenue Bonds 1,400 4.000 10/01/49 1,403
Illinois Housing Development Authority Revenue Bonds 2,250 3.000 04/01/51 2,190
Illinois Housing Development Authority Revenue Bonds 4,800 6.000 10/01/55 5,306
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,460
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 954
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,001
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,075
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,023
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,436
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,659
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,230
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,209
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 501
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,114
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,119
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,089
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,087
Metropolitan Pier & Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,638
Metropolitan Pier & Exposition Authority Revenue Bonds 380 4.000 12/15/27 387
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 372
Metropolitan Pier & Exposition Authority Revenue Bonds 800 5.000 06/15/29 836

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 258
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,743
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,356
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 579
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 623
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,768
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 519
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 414
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,108
Metropolitan Pier & Exposition Authority Revenue Bonds 1,250 4.000 12/15/42 1,193
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 600
Zero
coupon 06/15/44 252
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,187
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 766
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,517
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 336
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 342
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 478
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,314
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/29 2,133
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,208
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,091
Sales Tax Securitization Corp. Revenue Bonds 2,500 5.000 01/01/40 2,748
Sales Tax Securitization Corp. Revenue Bonds 4,600 5.000 01/01/43 4,948
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 797
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 511
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 505
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 179
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 56
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 51
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 60
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,474
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 852
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,020
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,700 5.500 12/01/36 3,046
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,836
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 135 5.000 01/01/26 137
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 250 5.000 01/01/29 264
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 325 5.000 01/01/37 354
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 300 5.000 01/01/38 325
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 350 5.000 01/01/40 375
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 525 5.000 01/01/43 556
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 400 5.000 01/01/49 415

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 220 5.000 01/01/41 235
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 600 5.000 01/01/44 632
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,310
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,537
State of Illinois General Obligation Unlimited 1,155 5.000 11/01/27 1,210
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,707
State of Illinois General Obligation Unlimited 11,210 5.000 11/01/28 11,701
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,355
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,378
State of Illinois General Obligation Unlimited 6,810 5.000 11/01/29 7,109
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,526
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,023
State of Illinois General Obligation Unlimited 600 5.500 05/01/30 647
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,358
State of Illinois General Obligation Unlimited 400 4.000 11/01/34 405
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 119
State of Illinois General Obligation Unlimited 490 5.250 05/01/38 536
State of Illinois General Obligation Unlimited 650 5.000 02/01/39 709
State of Illinois General Obligation Unlimited 805 5.250 05/01/39 877
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 977
State of Illinois General Obligation Unlimited 1,405 5.000 05/01/40 1,517
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 799
State of Illinois General Obligation Unlimited 1,250 5.000 05/01/41 1,343
State of Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,616
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 736
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 735
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,211
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,015
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,029
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,694
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,237
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,404
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,130
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 413
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,071
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 631
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 641
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,467
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,558
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,110
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,142
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 726
Will County Forest Preserve District General Obligation Limited 500 5.000 12/15/40 552
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 390
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 841
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,127
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,115
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,472
632,228
Indiana - 1.5%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,130

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,699
Brownsburg 1999 School Building Corp. Revenue Bonds 1,900 5.000 07/15/41 2,069
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,264
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,498
City of Rockport Revenue Bonds 1,275 3.125 07/01/25 1,272
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 541
Indiana Finance Authority Revenue Bonds 1,500 4.125 12/01/26 1,502
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 24
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 959
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 848
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 756
Indiana Finance Authority Revenue Bonds 170 5.000 03/01/39 183
Indiana Finance Authority Revenue Bonds 175 5.000 03/01/40 188
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Indiana Finance Authority Revenue Bonds 23,285 5.000 12/01/40 23,319
Indiana Finance Authority Revenue Bonds 115 5.000 03/01/41 123
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,654
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 886
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 327
Indiana Finance Authority Revenue Bonds 750 4.250 03/01/49 713
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 392
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,096
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 615 3.300 01/01/28 616
Indiana Municipal Power Agency Revenue Bonds (µ) 5,685 5.000 01/01/43 6,197
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,801
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,693
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 911
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,132
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,780
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 272
Terre Haute Sanitary District Revenue Bonds (µ) 2,890 5.000 07/01/37 3,164
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/39 1,086
Terre Haute Sanitary District Revenue Bonds (µ) 1,910 5.000 07/01/40 2,065
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/41 1,078
Terre Haute Sanitary District Revenue Bonds (µ) 1,700 5.000 07/01/42 1,825
Tippecanoe County School Building Corp. Revenue Bonds 500 6.000 07/15/41 581
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,189
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,495
Westfield-Washington Multi-School Building Corp. Revenue Bonds (µ) 1,750 5.250 07/15/41 1,970
87,338
Iowa - 0.7%
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,042
City of Coralville General Obligation Unlimited (µ) 1,170 5.000 06/01/42 1,215
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,046
City of Coralville Ia General Obligation Unlimited (µ) 735 5.000 05/01/36 771
City of Coralville Ia General Obligation Unlimited (µ) 1,400 5.000 05/01/38 1,457
City of Coralville Ia General Obligation Unlimited (µ) 2,265 5.000 05/01/40 2,339
City of Coralville Ia General Obligation Unlimited (µ) 1,650 5.000 05/01/41 1,699
City of Coralville Revenue Bonds 860 5.000 05/01/42 877
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,157
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 441

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 712
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,635
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 2,520 5.000 12/01/32 2,879
Iowa Finance Authority Revenue Bonds (ae) 1,000 5.000 12/01/32 1,146
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 679
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,512
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 375
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 400
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/50 1,611
Iowa Finance Authority Revenue Bonds 5,300 6.250 07/01/54 5,839
Iowa Higher Education Loan Authority Revenue Bonds 295 4.000 10/01/31 291
Iowa Higher Education Loan Authority Revenue Bonds 225 4.000 10/01/35 216
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 380
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 384
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 415
State of Iowa Board of Regents Revenue Bonds 7,000 4.125 09/01/42 7,012
Tobacco Settlement Financing Corp. Revenue Bonds 60 4.000 06/01/49 59
West Des Moines Community School District Infrastructure Sales Services & Use Tax
Revenue Bonds (µ) 2,265 6.000 07/01/29 2,454
42,043
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,160
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 06/01/26 1,243
City of Manhattan Revenue Bonds 125 4.000 06/01/36 114
City of Prairie Village Tax Allocation 145 2.875 04/01/30 142
City of Prairie Village Tax Allocation 820 3.125 04/01/36 772
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 90
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,795 5.000 06/01/27 7,037
Kansas Development Finance Authority Revenue Bonds (~)(Ê) 165 5.000 09/01/27 172
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,123
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,011
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,006
Wyandotte County City Unified Government Revenue Bonds 1,255 4.500 06/01/40 1,234
15,104
Kentucky - 1.1%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,601
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,743
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 202
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 774
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 803
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,116
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,376
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,734
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,003
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 335
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,102
Kentucky Interlocal School Transportation Association Certificate of Participation 210 4.000 03/01/26 212
Kentucky Interlocal School Transportation Association Certificate of Participation 200 4.000 03/01/27 204
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,930
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,896

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,105
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 02/01/32 8,662
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 7,000 5.000 08/01/32 7,436
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,007
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 470
Kentucky State Property & Building Commission Revenue Bonds 4,725 5.000 11/01/25 4,802
Kentucky State Property & Building Commission Revenue Bonds 7,270 5.000 11/01/27 7,678
Louisville/Jefferson County Metropolitan Government Revenue Bonds 1,400 5.000 10/01/27 1,466
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 797
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,808
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 867
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,332
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 888
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 596
64,945
Louisiana - 1.3%
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 299
Cameron Parish School District No. 15 General Obligation Unlimited 70 4.000 10/01/33 69
City of New Orleans Sewerage Service Revenue Bonds (ae) 1,000 5.000 06/01/25 1,006
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 351
City of Shreveport General Obligation Unlimited (µ) 1,000 5.000 03/01/41 1,072
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,068
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 2,983
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,009
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,667
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 2,850 0.180 08/01/35 2,850
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 11,280 0.180 12/01/40 11,280
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 812
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,921
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 368
Juban Crossing Economic Development District Revenue Bonds 340 5.000 09/15/38 367
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 74
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 278
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 709
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,978
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/27 2,023
Louisiana Housing Corp. Revenue Bonds 760 4.500 12/01/47 768
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,685
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 325 4.250 11/15/30 322
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,859
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 500
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,003
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 450 5.000 11/15/44 446
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,526
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/28 2,534

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 969
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 805
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,031
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 988
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 95
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,651
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 2.050 05/01/54 4,500
Louisiana Stadium & Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,157
Louisiana Stadium & Exposition District Revenue Bonds 200 5.000 07/01/38 219
New Orleans Aviation Board Revenue Bonds (µ) 2,250 5.000 01/01/33 2,347
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 4.050 06/01/37 1,432
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,018
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 654
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 540 3.713 05/01/43 538
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,072
78,423
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 779
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 167
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 302
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 381
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 947
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 497
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 481
3,554
Maryland - 0.9%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 87
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 71
Baltimore Research Park Project Revenue Bonds 235 4.000 01/01/34 239
Baltimore Research Park Project Revenue Bonds 245 4.000 01/01/37 241
Baltimore Research Park Project Revenue Bonds 415 4.000 01/01/38 404
Baltimore Research Park Project Revenue Bonds 365 4.000 01/01/39 351
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,778
City of Baltimore Revenue Bonds 150 4.500 06/01/33 150
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,482
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,056
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 609
City of Baltimore Revenue Bonds 100 4.875 06/01/42 100
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 686
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 607
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 539
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,034
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,293
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,546
County of Frederick Tax Allocation 890 3.250 07/01/29 870
County of Howard Tax Allocation 650 5.000 02/15/44 696
County of Prince George's General Obligation Limited 5,070 5.000 07/15/33 5,394
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 280
Maryland Community Development Administration Revenue Bonds 700 3.300 01/01/29 699
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,083
Maryland Community Development Administration Revenue Bonds 1,935 4.500 09/01/48 1,955

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Department of Housing & Community Development Revenue Bonds 1,750 4.450 07/01/44 1,739
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,543
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,658
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,099
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,371
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 3,000 5.000 07/01/31 3,288
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/45 1,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 10/01/50 1,301
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,553
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,123
State of Maryland General Obligation Unlimited 2,000 4.000 08/01/29 2,001
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,819
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,291
54,036
Massachusetts - 1.2%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,132
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,118
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,769
Commonwealth of Massachusetts General Obligation Limited 3,825 5.000 07/01/37 3,912
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 781
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,006
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,955
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,965
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,740
Commonwealth of Massachusetts General Obligation Unlimited 3,500 5.000 12/01/51 3,723
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,397
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,568
Massachusetts Development Finance Agency Revenue Bonds (Þ) 825 5.000 11/15/28 859
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,710
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,214
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,253
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 757
Massachusetts Development Finance Agency Revenue Bonds (Þ) 450 4.250 07/01/34 449
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 841
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 416
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 512
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 576
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 525
Massachusetts Development Finance Agency Revenue Bonds 1,230 5.250 01/01/41 1,334
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 440
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 11,955 1.950 03/01/48 11,955
Massachusetts Development Finance Agency Revenue Bonds 2,185 5.250 07/01/50 2,339
Massachusetts Educational Financing Authority Revenue Bonds 4,200 5.000 08/15/37 4,228
Massachusetts Housing Finance Agency Revenue Bonds 1,260 0.800 12/01/25 1,226
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,735
70,435
Michigan - 2.0%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 754
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,096
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 35

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 83
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 89
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 369
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 64
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 856
City of Detroit General Obligation Unlimited 305 5.000 04/01/30 327
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 812
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 657
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 806
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 512
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 995
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 802
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 359
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 160
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 379
City of Detroit General Obligation Unlimited 335 5.000 04/01/36 356
City of Detroit General Obligation Unlimited 50 5.000 04/01/38 53
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 263
City of Detroit Sewage Disposal System Revenue Bonds (USD 3 Month LIBOR +
0.600%)(µ)(Ê) 3,160 3.853 07/01/32 3,143
Detroit Downtown Development Authority Tax Allocation 1,375 5.000 07/01/48 1,438
Detroit Regional Convention Facility Authority Revenue Bonds 1,105 5.000 10/01/39 1,190
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 951
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,029
Ferndale Public Schools General Obligation Unlimited 1,010 5.000 05/01/41 1,095
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,483
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 2,230 4.000 05/15/27 2,226
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,477
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,068
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,019
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 151
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 374
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 135
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 105
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,031
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,050
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,346
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,370
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,676
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 881
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,029
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,435
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,006
Michigan Finance Authority Revenue Bonds (ae) 2,245 5.000 05/15/25 2,258
Michigan Finance Authority Revenue Bonds 1,575 5.250 02/01/27 1,604
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,661
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,308
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,412
Michigan Finance Authority Revenue Bonds (ae) 655 5.000 11/15/29 659
Michigan Finance Authority Revenue Bonds (ae) 7,385 3.750 12/01/29 7,605

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,535
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 276
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,548
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 503
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,478
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 585
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,344
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 695
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,419
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 386
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 5,790 3.625 04/01/27 5,834
Michigan State Housing Development Authority Revenue Bonds 500 4.000 12/01/39 493
Michigan State Housing Development Authority Revenue Bonds 265 4.450 10/01/44 258
Michigan State Housing Development Authority Revenue Bonds 1,000 4.350 12/01/44 961
Michigan State Housing Development Authority Revenue Bonds 2,545 4.250 12/01/49 2,561
Michigan State Housing Development Authority Revenue Bonds 750 4.450 12/01/49 707
Michigan State Housing Development Authority Revenue Bonds 3,000 6.250 06/01/55 3,305
South Lyon Community Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/39 1,093
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,698
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 804
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 11,302
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,166
Summit Academy North Revenue Bonds 780 4.000 11/01/31 737
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 636
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 327
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,917
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 683
119,344
Minnesota - 0.4%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,370
City of Independence Revenue Bonds 175 4.000 07/01/31 170
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 994
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 178
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 225
City of Woodbury Revenue Bonds 45 3.000 12/01/30 41
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 462
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 526
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 393
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 250
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 404
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,689
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 817
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,058
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 39
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 609
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 29
Minnesota Housing Finance Agency Revenue Bonds 1,850 6.250 01/01/55 2,068

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota Housing Finance Agency Revenue Bonds 5,400 6.250 07/01/55 6,051
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 228
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 467
St. Paul Housing & Redevelopment Authority Revenue Bonds 1,075 4.250 12/01/32 1,057
22,235
Mississippi - 1.7%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,475
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 7,975 0.140 12/01/30 7,975
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 37,180 0.180 12/01/30 37,180
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,440 0.250 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 1,498 2.000 12/01/30 1,498
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 34,580 2.000 11/01/35 34,580
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 100
Mississippi Development Bank Revenue Bonds (Þ) 200 5.000 10/01/27 199
Mississippi Development Bank Revenue Bonds (Þ) 300 5.000 10/01/29 296
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,009
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,291
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 325 5.000 11/01/27 339
Mississippi Home Corp. Revenue Bonds 2,000 5.000 12/01/39 2,134
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,024
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 495
97,035
Missouri - 1.4%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,033
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 146
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 87
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 95
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,013
City of St. Louis Airport Revenue Bonds (µ) 17,000 5.250 07/01/49 18,370
City of St. Louis Industrial Development Authority (The) Revenue Bonds 70 4.875 06/15/34 71
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,030
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,370
Jefferson City School District General Obligation Unlimited 2,115 5.250 03/01/39 2,333
Jefferson City School District General Obligation Unlimited 1,500 5.250 03/01/41 1,640
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 8,985
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 267
Lees Summit Industrial Development Authority Revenue Bonds 225 4.325 08/15/47 225
Lees Summit Industrial Development Authority Revenue Bonds 225 4.825 08/15/47 225
Maryland Heights Industrial Development Authority Revenue Bonds 715 4.375 03/15/30 676
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,249
Missouri Joint Municipal Electric Utility Commission Revenue Bonds 1,655 5.000 12/01/26 1,665
Missouri Southern State University Revenue Bonds 50 3.000 10/01/26 49
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 122
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 670 4.000 05/01/26 679
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/28 1,054
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,249
Missouri State Health & Educational Facilities Authority Revenue Bonds 50 4.000 08/01/36 47
Missouri State Health & Educational Facilities Authority Revenue Bonds 340 4.000 02/15/38 339
Missouri State Health & Educational Facilities Authority Revenue Bonds 50 4.000 08/01/41 44
Missouri State Health & Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 739
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 330

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 05/01/52 5,271
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,465
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,776
Pattonville R-3 School District General Obligation Unlimited 750 5.500 03/01/39 841
Pattonville R-3 School District General Obligation Unlimited 640 5.250 03/01/41 700
Pattonville R-3 School District General Obligation Unlimited 655 5.250 03/01/43 710
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 25
Spring Independent School District General Obligation Unlimited 2,895 5.000 03/01/40 3,160
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,229
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,088
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 586
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,163
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,157
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,034
82,337
Montana - 0.3%
City of Forsyth Revenue Bonds 5,340 3.875 07/01/28 5,419
City of Forsyth Revenue Bonds (~)(Ê) 2,035 3.900 03/01/31 2,021
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,248
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 393
Montana Board of Housing Revenue Bonds (~)(ae)(Ê) 325 3.320 02/01/28 326
Montana Board of Housing Revenue Bonds 825 4.300 12/01/44 804
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 680
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 430
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,047
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,375
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,531
16,274
Nebraska - 0.4%
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,780
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,254
Omaha Public Power District Revenue Bonds 7,645 5.000 02/01/42 7,879
Omaha Public Power District Revenue Bonds 7,130 5.000 02/01/46 7,181
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,419
22,513
Nevada - 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 88
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 432
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,870 5.000 12/01/44 1,879
Clark County General Obligation Limited 2,555 5.000 06/01/33 2,707
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,326
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 228
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 108
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,441
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,430
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,126
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,333
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,493
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,167
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,155 3.625 10/01/29 1,165
Henderson Local Improvement Districts Special Assessment 170 3.000 09/01/36 148

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Convention & Visitors Authority Revenue Bonds 420 5.000 07/01/26 433
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,834
Las Vegas Convention & Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,533
Las Vegas Convention & Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,421
Las Vegas Valley Water District General Obligation Limited 2,000 5.000 06/01/25 2,014
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,080
Nevada Department of Business & Industry Revenue Bonds (Þ) 390 4.500 12/15/29 384
Nevada Housing Division Revenue Bonds (~)(ae)(Ê) 300 5.000 07/01/27 313
Reno-Tahoe Airport Authority Revenue Bonds 450 5.000 07/01/39 497
Reno-Tahoe Airport Authority Revenue Bonds 600 5.000 07/01/41 653
Reno-Tahoe Airport Authority Revenue Bonds 650 5.000 07/01/42 703
Reno-Tahoe Airport Authority Revenue Bonds 690 5.000 07/01/43 741
Reno-Tahoe Airport Authority Revenue Bonds 670 5.000 07/01/44 715
State of Nevada Department of Business & Industry Revenue Bonds 220 5.000 07/15/27 221
State of Nevada Highway Improvement Revenue Bonds 2,850 3.000 12/01/39 2,567
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/40 882
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/41 870
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 887
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 207
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,630
55,656
New Hampshire - 0.9%
National Finance Authority Revenue Bonds (~)(Ê) 8,993 4.180 11/20/39 8,847
New Hampshire Business Finance Authority Revenue Bonds (Þ) 440 4.875 12/01/33 439
New Hampshire Business Finance Authority Revenue Bonds 5,697 3.625 08/20/39 5,344
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 676
New Hampshire Business Finance Authority Revenue Bonds 3,964 4.250 07/20/41 3,872
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,475 4.163 10/20/41 8,034
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,912
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,918
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 1,600 3.300 08/03/27 1,603
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,023
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,800
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,800
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,976
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,062
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,024
New Hampshire Housing Finance Authority Revenue Bonds 1,660 6.250 01/01/55 1,813
New Hampshire Housing Finance Authority Revenue Bonds 6,100 6.500 01/01/56 6,943
53,086
New Jersey - 3.3%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 501
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 460
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 773
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 322
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 343
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê) 950 5.000 03/01/27 967
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 288
City of Bayonne General Obligation Unlimited (µ)(ae) 3,365 5.000 07/01/26 3,469
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 74
Jersey City General Obligation Unlimited 450 5.000 11/01/31 471

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Jersey City Municipal Utilities Authority Revenue Notes 2,000 5.000 05/01/25 2,007
New Jersey Building Authority Revenue Bonds (µ)(ae) 580 5.000 06/15/26 597
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 528
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.000 12/15/26 936
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 802
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,080
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,049
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 336
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 686
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,184
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 362
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,040
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 326
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 370
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 368
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 435
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,969
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,031
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,742
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,780
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,157
New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,929
New Jersey Health Care Facilities Financing Authority Revenue Bonds (ae) 780 5.000 07/01/26 804
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,025
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,700 5.000 07/01/29 1,769
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,023
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,134
New Jersey Health Care Facilities Financing Authority Revenue Bonds 18,000 5.000 07/01/43 18,220
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 264
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,894
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 3,250 3.375 11/01/27 3,233
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 75
Zero
coupon 12/15/25 73
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,067
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100 2.493 12/15/26 1,974
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,388
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465 2.871 12/15/29 1,239
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,722
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 751
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320 2.851 12/15/31 252
New Jersey Transportation Trust Fund Authority Revenue Bonds 865 4.000 12/15/31 882
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,456
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,235
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,265 5.000 12/15/34 3,450
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,200 3.060 12/15/35 3,405
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 832
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 9,298
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,051
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955 4.649 12/15/37 16,061
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,832

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 689
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/39 5,660
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,229
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,278
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,110
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 1,018
New Jersey Turnpike Authority Revenue Bonds 3,755 5.000 01/01/27 3,885
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,787
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,064
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,275
New Jersey Turnpike Authority Revenue Bonds 5,500 5.000 01/01/44 6,003
New Jersey Turnpike Authority Revenue Bonds 7,750 5.000 01/01/45 8,410
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 697
Randolph Township School District General Obligation Unlimited 495 1.000 08/01/26 480
Randolph Township School District General Obligation Unlimited 735 1.000 08/01/27 697
Randolph Township School District General Obligation Unlimited 800 1.000 08/01/28 742
Randolph Township School District General Obligation Unlimited 665 1.000 08/01/29 604
Randolph Township School District General Obligation Unlimited 1,725 1.000 08/01/30 1,533
Randolph Township School District General Obligation Unlimited 1,785 1.000 08/01/31 1,550
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/38 1,107
South Jersey Transportation Authority Revenue Bonds (µ) 4,000 4.000 11/01/40 3,944
Tobacco Settlement Financing Corp. Revenue Bonds 3,000 5.000 06/01/46 3,009
190,487
New Mexico - 0.8%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,086
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/29 8,451
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,390
County of Santa Fe Revenue Bonds (~)(ae)(Ê) 3,100 3.290 06/01/28 3,102
New Mexico Hospital Equipment Loan Council Revenue Bonds (~)(Ê) 10,740 2.050 08/01/34 10,740
New Mexico Mortgage Finance Authority Revenue Bonds (~)(ae)(Ê) 1,045 5.000 02/01/42 1,047
New Mexico Mortgage Finance Authority Revenue Bonds 495 4.700 09/01/49 497
New Mexico Mortgage Finance Authority Revenue Bonds 3,875 3.000 07/01/52 3,745
New Mexico Municipal Energy Acquisition Authority Revenue Bonds (~)(ae)(Ê) 7,500 5.000 05/01/25 7,525
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,051
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 5,000 5.000 07/01/25 5,045
43,679
New York - 8.6%
Albany Capital Resource Corp. Revenue Bonds 835 4.000 06/01/29 736
Allegany County Capital Resource Corp. Revenue Bonds 250 5.250 04/01/39 264
Allegany County Capital Resource Corp. Revenue Bonds 400 5.250 04/01/49 412
Allegany County Capital Resource Corp. Revenue Bonds 350 5.250 04/01/54 357
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,024
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 109
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 714
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 98
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 415
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 393
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 611
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 252
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 507
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 579

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 451
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 602
Build NYC Resource Corp. Revenue Bonds (Þ) 125 5.000 09/01/39 125
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 680
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/44 97
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,570
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,914
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,391
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,268
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,796
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,224
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 20,591
City of New York General Obligation Unlimited 470 4.000 03/01/42 472
City of New York General Obligation Unlimited 275 5.000 03/01/44 282
City of New York General Obligation Unlimited 2,000 5.000 04/01/44 2,162
City of New York General Obligation Unlimited 2,995 5.250 09/01/45 3,298
City of New York General Obligation Unlimited 4,890 5.250 09/01/46 5,363
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 2,961
Clinton County Capital Resource Corp. Revenue Bonds (Þ) 460 5.000 07/01/37 493
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,719
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 690
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,748
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,884
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,443
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,869
Hudson Yards Infrastructure Corp. Revenue Bonds 5,000 5.000 02/15/45 5,087
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 4,068
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 6,055 3.000 09/01/29 5,897
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,048
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 785
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,046
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,307
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,897
Long Island Power Authority Revenue Bonds 750 5.000 09/01/39 839
Long Island Power Authority Revenue Bonds 4,250 5.000 09/01/42 4,705
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,677
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,393
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 75
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 1,220 3.675 11/01/26 1,214
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 293
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,392
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 203
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,725
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 607
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 103
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 343
Metropolitan Transportation Authority Revenue Bonds 2,800
Zero
coupon 11/15/33 2,006
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 461
Metropolitan Transportation Authority Revenue Bonds 1,510 5.000 11/15/37 1,676
Metropolitan Transportation Authority Revenue Bonds 1,665 5.000 11/15/39 1,826
Metropolitan Transportation Authority Revenue Bonds 1,055 5.000 11/15/40 1,150

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 786
Metropolitan Transportation Authority Revenue Bonds (µ) 6,500 4.000 11/15/44 6,347
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,490
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,801
Metropolitan Transportation Authority Revenue Bonds 3,040 5.000 11/15/45 3,043
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,732
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,401
Metropolitan Transportation Authority Revenue Bonds 5,230 5.500 11/15/47 5,781
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 11,085 2.000 11/15/50 11,085
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 763
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,400 3.400 01/02/29 2,376
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,585
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,872
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 275
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,836
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 400
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 293
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 303
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 312
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,025
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,868
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 2,800 0.700 06/15/43 2,800
New York City Municipal Water Finance Authority Revenue Bonds 5,270 5.000 06/15/46 5,710
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.250 06/15/47 5,466
New York City Municipal Water Finance Authority Revenue Bonds 5,855 5.000 06/15/49 6,054
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,087
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,766
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,786
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,930 5.000 05/01/34 5,200
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,293
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,616
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 11,950 2.100 08/01/42 11,950
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 3,720 2.200 08/01/42 3,720
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,326
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 488
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 7,300 1.250 02/01/45 7,300
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 164
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,090
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 6,100 5.500 11/01/45 6,764
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,149
New York City Transitional Finance Authority Revenue Bonds 5,150 5.250 05/01/48 5,575
New York City Transitional Finance Authority Revenue Bonds 5,100 5.500 11/01/49 5,714
New York City Water & Sewer System Revenue Bonds 5,050 4.000 06/15/40 5,061
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,028
New York Convention Center Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,019
New York Convention Center Development Corp. Revenue Bonds (µ) 6,985
Zero
coupon 11/15/40 3,406
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,490
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 750
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,001

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,305
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,867
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 675
New York Power Authority Revenue Bonds 2,900 4.000 04/01/34 2,950
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,136
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 460
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 516
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,351
New York State Dormitory Authority Revenue Bonds (ae) 450 5.000 08/15/26 465
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 08/15/27 11
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,436
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,667
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/32 1,495
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 105
New York State Dormitory Authority Revenue Bonds 4,800 5.000 10/01/32 5,000
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,552
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 85
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,698
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 516
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 95
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 267
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 85
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 69
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,871
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 332
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 97
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,151
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 506
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,311
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,034
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 72
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,052
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,021
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,043
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 542
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 81
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,550
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,087
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 94
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 94
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,354
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,687
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,352
New York State Dormitory Authority Revenue Bonds 725 5.250 05/01/41 777
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 109
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,039
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 560
New York State Dormitory Authority Revenue Bonds (µ) 835 5.000 10/01/42 898
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 2,094
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,093

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 966
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 373
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 5,097
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,690
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,214
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 935
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,865 3.350 06/15/29 1,887
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,375 3.450 12/15/30 1,401
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 401
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,963
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,500
New York State Thruway Authority Revenue Bonds 1,000 5.000 01/01/42 1,111
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,698
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,712
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,498
New York State Urban Development Corp. Revenue Bonds 1,650 5.000 03/15/52 1,746
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,204
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,092
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,330
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,288
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 773
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 532
New York Transportation Development Corp. Revenue Bonds 2,850 5.000 12/01/37 3,024
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 61
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 71
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 407
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 115
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 152
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 100
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 600
Oneida Indian Nation of New York Revenue Bonds (Þ) 1,000 6.000 09/01/43 1,093
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 662
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,107
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,101
Port Authority of New York & New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,772
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,010
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,524
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,355
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 215 4.000 06/01/50 200
Triborough Bridge & Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,794
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,063
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,011
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,359
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,522
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,066
Triborough Bridge & Tunnel Authority Revenue Bonds 1,150 5.250 12/01/54 1,244
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,571
Utility Debt Securitization Authority Revenue Bonds 1,000 5.000 12/15/33 1,016
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,293
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 500
Westchester County Local Development Corp. Revenue Bonds 500 5.000 07/01/35 538

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 541
Westchester County Local Development Corp. Revenue Bonds 300 5.000 07/01/38 320
502,860
North Carolina - 0.8%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 981
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 500 5.000 01/15/49 550
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,062
City of Charlotte Airport Revenue Bonds 1,500 5.000 07/01/47 1,528
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,400
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,209
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 322
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,112
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,834
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 6,575 3.200 01/15/26 6,560
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/28 836
North Carolina Housing Finance Agency Revenue Bonds 1,750 4.350 01/01/44 1,761
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 1,018
North Carolina Housing Finance Agency Revenue Bonds 895 4.000 01/01/50 898
North Carolina Housing Finance Agency Revenue Bonds 5,390 5.500 01/01/54 5,747
North Carolina Housing Finance Agency Revenue Bonds 2,500 6.250 01/01/55 2,781
North Carolina Housing Finance Agency Revenue Bonds 1,700 6.250 07/01/55 1,866
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 241
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 580
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 26
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 791
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 209
North Carolina Medical Care Commission Revenue Bonds 370 4.250 09/01/28 367
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 559
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 25
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 651
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 25
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 714
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 619
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 25
North Carolina Medical Care Commission Revenue Bonds 1,650 4.000 09/01/34 1,654
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 10/01/35 1,501
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 96
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 503
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 202
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,051
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,353
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,604
49,332
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 778
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 684
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 585
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 500

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,791
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 524
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 572
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,028
City of Horace General Obligation Unlimited 150 3.000 05/01/41 112
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,572
North Dakota Housing Finance Agency Revenue Bonds 2,250 6.000 07/01/55 2,503
10,649
Ohio - 1.8%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 672
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 427
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 182
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 90
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,051
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 954
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,754
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 619
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 509
Columbus Regional Airport Authority Revenue Bonds 2,500 5.250 01/01/50 2,707
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 329
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,348
County of Cuyahoga Certificate of Participation (ae) 16,055 5.000 02/07/25 16,058
County of Cuyahoga Revenue Bonds 1,000 5.500 02/15/52 1,014
County of Franklin Revenue Bonds 700 5.000 07/01/35 726
County of Franklin Revenue Bonds 800 5.000 07/01/36 827
County of Franklin Revenue Bonds 575 4.000 07/01/40 498
County of Franklin Revenue Bonds 580 5.250 11/15/40 581
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,764
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,356
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,960
County of Montgomery Revenue Bonds 1,000 5.250 09/01/49 1,054
County of Warren Revenue Bonds 340 5.000 05/15/34 369
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 7,619
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 375
Euclid City School District General Obligation Unlimited 3,925 5.250 01/15/44 3,976
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,130
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,083
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê) 4,300 5.000 08/01/49 4,300
North Olmsted City School District General Obligation Unlimited (µ) 1,240 5.000 10/15/48 1,293
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 982
Ohio Air Quality Development Authority Revenue Bonds 4,500 3.200 05/01/26 4,490
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,382
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,068
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 538
Ohio Higher Educational Facility Commission Revenue Bonds 200 5.000 01/15/33 216
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 774
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 433
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 693
Ohio Higher Educational Facility Commission Revenue Bonds 325 5.000 01/15/37 347
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 594

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 261
Ohio Higher Educational Facility Commission Revenue Bonds 685 5.000 05/01/40 722
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 261
Ohio Higher Educational Facility Commission Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,410
Ohio Higher Educational Facility Commission Revenue Bonds (~)(Ê) 8,850 3.100 01/01/52 8,850
Ohio Water Development Authority Revenue Bonds 1,440 5.000 12/01/38 1,545
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 97
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 149
State of Ohio General Obligation Unlimited 2,430 5.000 05/01/36 2,438
State of Ohio General Obligation Unlimited 4,025 5.000 05/01/37 4,172
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,156
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,966
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 238
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 92
103,549
Oklahoma - 0.6%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,736
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,617
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 799
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 788
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,876
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,010
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,042
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 150
Oklahoma Housing Finance Agency Revenue Bonds 3,250 4.400 09/01/44 3,278
Oklahoma Housing Finance Agency Revenue Bonds 5,000 6.500 03/01/56 5,661
Oklahoma Turnpike Authority Revenue Bonds 1,175 5.000 01/01/39 1,301
Oklahoma Turnpike Authority Revenue Bonds 1,000 5.000 01/01/40 1,099
Oklahoma Turnpike Authority Revenue Bonds 3,000 5.000 01/01/41 3,337
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,172
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,558
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 515
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 523
Tulsa County Home Finance Authority Revenue Bonds 2,000 5.750 01/01/56 2,156
37,618
Oregon - 0.4%
Astoria Hospital Facilities Authority Revenue Bonds 900 5.250 08/01/49 945
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/41 1,681
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/42 1,671
City of Portland Sewer System Revenue Bonds 1,250 5.000 10/01/49 1,348
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,170
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 505
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 53
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 81
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 53
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 750
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 138
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,086
State of Oregon General Obligation Unlimited 1,220 5.000 05/01/26 1,254
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 141
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 112

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 115
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 516
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,199
State of Oregon General Obligation Unlimited 940 5.000 08/01/43 1,027
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 410
State of Oregon Housing & Community Services Department Revenue Bonds 2,400 6.500 07/01/54 2,665
Tualatin Valley Water District Revenue Bonds 2,345 5.000 06/01/41 2,589
22,509
Pennsylvania - 3.2%
Adams County General Authority Revenue Bonds 500 3.600 06/01/29 497
Adams County General Authority Revenue Bonds 500 5.000 06/01/34 534
Adams County General Authority Revenue Bonds 300 5.000 06/01/39 316
Adams County General Authority Revenue Bonds 375 5.000 06/01/44 386
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,092
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 792
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 836
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 870
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 3.503 02/01/33 736
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 703
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 286
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,013
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,762
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 770 5.000 05/01/27 780
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 77
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 732
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,105 5.000 05/01/42 4,176
Bethel Park School District General Obligation Limited 1,295 5.000 08/01/42 1,417
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 51
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 76
Bucks County Industrial Development Authority Revenue Bonds 230 5.000 10/01/30 236
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 103
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 400
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 617
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 541
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 419
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 641
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,351
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,400
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,450
Butler County General Authority Revenue Bonds (USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,730 1.660 10/01/34 13,647
Cheltenham Township Industrial Development Authority Revenue Bonds 2,625 5.000 04/01/34 2,727
Chester County Industrial Development Authority Revenue Bonds (Þ) 3,715 5.000 10/15/32 3,704
Chester County Industrial Development Authority Revenue Bonds 1,000 5.125 10/15/37 983
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,342

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,517
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 1,001
Chester County Industrial Development Authority Special Assessment (Þ) 153 4.375 03/01/28 152
Chester County School Authority Revenue Bonds 500 5.000 04/01/42 533
City of Erie General Obligation Unlimited (µ) 3,750
Zero
coupon 11/15/37 2,064
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 92
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 87
City of Philadelphia General Obligation Unlimited (~)(Ê) 200 0.250 08/01/31 200
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,183
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,184
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 969
City of York General Obligation Unlimited 955 5.000 11/15/26 976
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,812
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 336
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 361
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 13,842
Commonwealth Financing Authority Revenue Bonds (µ) 10,075 4.000 06/01/39 10,082
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,711
Commonwealth of Pennsylvania General Obligation Unlimited 2,200 4.000 08/15/44 2,165
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,696
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 527
Cumberland County Municipal Authority Revenue Bonds 940 5.000 01/01/38 922
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,055
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,703
Doylestown Hospital Authority Revenue Bonds (Þ) 500 5.000 07/01/31 519
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 143
Haverford Township School District General Obligation Limited 750 5.000 03/15/42 800
Haverford Township School District General Obligation Limited 750 5.000 03/15/44 793
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 675
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,263
Lancaster Municipal Authority Healthcare Revenue Bonds 300 4.000 12/01/35 301
Lancaster Municipal Authority Healthcare Revenue Bonds 1,200 5.000 05/01/44 1,244
Lancaster Municipal Authority Healthcare Revenue Bonds 175 5.000 12/01/45 181
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 156
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,208
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 620
Montgomery County Higher Education & Health Authority Revenue Bonds 450 4.000 09/01/38 442
Montgomery County Higher Education & Health Authority Revenue Bonds 1,000 4.000 09/01/39 972
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,686
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/36 47
Montgomery County Industrial Development Authority Revenue Bonds 1,500 5.000 11/15/36 1,515
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/41 44
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 152
Northampton County General Purpose Authority Revenue Bonds 4,200 5.000 08/15/34 4,705
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 673
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(Ê) 1,400 3.600 04/01/25 1,394
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,733
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 461
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 157
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,300 5.000 07/01/38 2,417

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,321
Pennsylvania Economic Development Financing Authority Revenue Bonds 300 4.000 07/01/41 287
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,641
Pennsylvania Housing Finance Agency Revenue Bonds 2,756 5.750 10/01/53 2,918
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 6.000 10/01/54 1,088
Pennsylvania State University (The)  Revenue Bonds 920 5.000 09/01/41 936
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 806
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 802
Pennsylvania Turnpike Commission Revenue Bonds (SIFMA Municipal Swap Index
+ 0.850%)(ae)(Ê) 425 4.030 07/15/41 424
Pennsylvania Turnpike Commission Revenue Bonds 12,365 5.250 12/01/44 12,919
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 305
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 667
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 421
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,000 4.500 06/15/29 1,001
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 446
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 530
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 142
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 104
Philadelphia Authority for Industrial Development Revenue Bonds 285 5.000 06/15/32 290
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 270 5.000 06/15/33 269
Philadelphia Authority for Industrial Development Revenue Bonds 2,000 5.250 07/01/49 2,173
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 535
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,558
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/35 509
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 322
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 764
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 809
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 740
Redevelopment Authority of the City of Philadelphia Revenue Bonds 725 5.000 09/01/44 765
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Limited (µ) 490 5.000 06/01/32 516
Scranton School District General Obligation Limited (µ) 330 5.000 12/01/33 345
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 604
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 586
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,741
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,024
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,061
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 83
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 63
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 276
188,165
Puerto Rico - 3.3%
Commonwealth of Puerto Rico General Obligation Unlimited 236 5.375 07/01/25 239
Commonwealth of Puerto Rico General Obligation Unlimited 19,341 5.625 07/01/27 20,264
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,486
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,232
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,819
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,669
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,140
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,053

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,553
HTA CL 6 Trust Revenue Bonds 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,932
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 775 5.000 07/01/30 814
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,813
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 9,074
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,400 5.000 07/01/47 9,516
Puerto Rico Electric Power Authority Revenue Bonds (USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,835 1.480 07/01/29 8,437
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 223
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 250 5.000 07/01/32 265
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 223
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 1,435 5.000 08/01/27 1,435
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,927
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,575 3.071 07/01/29 3,910
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,003 3.171 07/01/31 10,262
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700 3.450 07/01/33 1,234
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 65,630 4.329 07/01/40 65,018
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,833
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450 5.709 07/01/46 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200 5.772 07/01/51 288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 610
195,806
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 220 5.875 06/15/26 220
Providence Public Building Authority Revenue Bonds (µ) 500 5.250 09/15/43 542
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 210
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,546
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,275
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 322
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 320
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,308
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,591
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,299
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,344
Rhode Island Health and Educational Building Corp. Revenue Bonds 2,130 5.000 05/15/49 2,239
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 542
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 509
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 3,330 5.000 10/01/41 3,486
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,038
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 756
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,524
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,217
31,288
South Carolina - 0.9%
Charleston County Airport District Revenue Bonds 770 5.000 07/01/39 859
Charleston County Airport District Revenue Bonds 800 5.000 07/01/40 887

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Charleston County Airport District Revenue Bonds 600 5.000 07/01/41 661
Charleston County Airport District Revenue Bonds 850 5.000 07/01/42 932
Charleston County Airport District Revenue Bonds 1,375 5.000 07/01/43 1,498
Charleston County Airport District Revenue Bonds 1,000 5.000 07/01/44 1,082
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,033
Clemson University Revenue Bonds 2,800 5.000 05/01/50 3,000
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,196
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,471
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,624
Patriots Energy Group Financing Agency Revenue Bonds (SOFR + 1.900%)(ae)(Ê) 5,150 4.969 03/01/31 5,149
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 543
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 182
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,845
South Carolina Jobs-Economic Development Authority Revenue Bonds 2,700 4.000 11/01/42 2,642
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 5.250 11/01/43 684
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,063
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,536
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,137
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 199
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,885
South Carolina Public Service Authority Revenue Bonds (µ) 5,700 5.000 12/01/42 6,177
South Carolina Public Service Authority Revenue Bonds 1,500 5.750 12/01/47 1,656
South Carolina State Housing Finance & Development Authority Revenue Bonds (~)
(Ê) 3,300 5.000 10/01/26 3,344
South Carolina State Housing Finance & Development Authority Revenue Bonds 3,750 4.600 07/01/49 3,714
South Carolina State Housing Finance & Development Authority Revenue Bonds 3,400 6.500 07/01/55 3,873
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,376
54,248
South Dakota - 0.1%
Brookings School District No. 005-1 General Obligation Limited (µ) 575 5.250 06/15/34 657
Brookings School District No. 005-1 General Obligation Limited (µ) 1,600 5.500 06/15/43 1,785
County of Lincoln Revenue Bonds 100 4.000 08/01/41 89
South Dakota Housing Development Authority Revenue Bonds 2,000 6.250 11/01/55 2,241
South Dakota Housing Development Authority Revenue Bonds 2,500 6.500 11/01/55 2,853
7,625
Tennessee - 1.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,009
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 605
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (µ) 11,000 5.000 12/01/34 12,314
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 130 5.000 10/01/35 130
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,845 5.250 12/01/49 1,950
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,716
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 676
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,811
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,739
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,357
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,799
Knox County Health Educational & Housing Facility Board Revenue Bonds (µ) 250 5.250 07/01/49 265
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 2,002

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,244
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 317
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,389
Metropolitan Knoxville Airport Authority Revenue Bonds 500 5.000 06/01/39 549
Metropolitan Knoxville Airport Authority Revenue Bonds 900 5.000 06/01/40 983
Metropolitan Knoxville Airport Authority Revenue Bonds 560 5.000 06/01/41 608
Metropolitan Knoxville Airport Authority Revenue Bonds 1,300 5.000 06/01/43 1,398
Shelby County Health Educational & Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/29 7,921
Shelby County Health Educational & Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 11,167
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 12/01/29 2,906
Tennessee Housing Development Agency Revenue Bonds (~)(ae)(Ê) 8,500 3.500 10/01/25 8,501
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,557
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,387
87,300
Texas - 10.2%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,507
Aldine Independent School District General Obligation Unlimited 500 3.000 02/15/42 432
Allen Independent School District General Obligation Unlimited 3,820 5.000 02/15/44 4,135
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 515
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 805
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 736
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,243
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 666
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,353
Arlington Higher Education Finance Corp. Revenue Bonds 550 5.000 08/15/37 606
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,078
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 08/15/38 548
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,208
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 194
Arlington Higher Education Finance Corp. Revenue Bonds 590 5.000 08/15/39 644
Arlington Higher Education Finance Corp. Revenue Bonds 2,500 4.000 02/15/44 2,397
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 220
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 148
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,205
Austin Community College District General Obligation Limited 750 5.250 08/01/53 804
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,641
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,518
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,589
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,660
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,684
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,434
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 835 3.020 05/01/28 833
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/28 1,033
Cedar Port Navigation & Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,452
Central Texas Regional Mobility Authority Revenue Bonds (ae) 1,200 5.000 07/01/25 1,210
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,461
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 150
Central Texas Turnpike System Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,429

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/30 4,269
Central Texas Turnpike System Revenue Bonds 2,775 5.000 08/15/34 3,169
Central Texas Turnpike System Revenue Bonds 2,150 5.000 08/15/39 2,286
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,013
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,140
City of Anna Special Assessment (Þ) 369 4.875 09/15/30 372
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,872
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,779
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,435
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,196
City of Austin Electric Utility Revenue Bonds 750 5.000 11/15/40 836
City of Austin Special Assessment (Þ) 465 4.250 11/01/32 463
City of Austin Water & Wastewater System Revenue Bonds 700 5.000 11/15/38 769
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/39 546
City of Austin Water & Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,086
City of Beaumont Waterworks & Sewer System Revenue Bonds (µ) 550 5.000 09/01/42 597
City of Boyd Special Assessment (Þ) 1,005 5.125 09/15/43 993
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,091
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,097
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,100
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,156
City of Carrollton General Obligation Limited 450 5.000 08/15/38 497
City of Celina Special Assessment (Þ) 191 4.375 09/01/27 192
City of Celina Special Assessment (Þ) 129 4.500 09/01/27 129
City of Celina Special Assessment (Þ) 75 3.625 09/01/30 73
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 510
City of Celina Special Assessment (Þ) 186 5.000 09/01/30 189
City of Celina Special Assessment (Þ) 200 4.375 09/01/31 199
City of Celina Special Assessment (Þ) 165 4.625 09/01/31 165
City of Celina Special Assessment 350 5.000 09/01/34 371
City of Celina Special Assessment 575 4.800 09/01/37 562
City of Celina Special Assessment 286 5.000 09/01/37 300
City of Celina Special Assessment 492 5.000 09/01/38 518
City of Celina Special Assessment (µ) 1,000 5.000 09/01/39 1,058
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 208
City of Celina Special Assessment (µ) 750 5.000 09/01/45 776
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,406
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,609
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,431
City of College Station General Obligation Limited 1,295 2.125 02/15/40 950
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,743
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,494
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/29 3,254
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/31 3,343
City of Corpus Christi Utility System Revenue Bonds 2,000 5.000 07/15/32 2,254
City of Corpus Christi Utility System Revenue Bonds 2,500 5.000 07/15/41 2,771
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 50
City of Crandall Special Assessment (Þ) 600 4.000 09/15/31 586
City of Dallas General Obligation Limited 10,160 5.000 02/15/26 10,388
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,155
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,120

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,414
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,037
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 205 5.000 08/01/26 210
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,912
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 935 5.000 10/01/27 975
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 665 3.300 01/01/28 666
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 363
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,776
City of Dripping Springs Special Assessment (Þ) 372 4.500 09/01/30 370
City of Dripping Springs Special Assessment (Þ) 381 4.250 09/01/31 376
City of El Paso Water & Sewer Revenue Bonds 6,500 5.250 03/01/49 7,025
City of Fate Special Assessment (Þ) 185 3.750 08/15/27 183
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,048
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,054
City of Fort Worth Special Assessment (µ) 1,000 5.000 09/01/44 1,054
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,586
City of Galveston Wharves & Terminal Revenue Bonds 1,700 5.000 08/01/39 1,829
City of Galveston Wharves & Terminal Revenue Bonds 550 5.250 08/01/40 600
City of Galveston Wharves & Terminal Revenue Bonds 1,900 5.250 08/01/41 2,063
City of Galveston Wharves & Terminal Revenue Bonds 750 5.250 08/01/42 810
City of Galveston Wharves & Terminal Revenue Bonds 600 5.250 08/01/43 645
City of Galveston Wharves & Terminal Revenue Bonds 675 5.250 08/01/44 722
City of Garland Electric Utility System Revenue Bonds (µ) 500 5.000 03/01/40 543
City of Greenville Waterworks & Sewer System Revenue Bonds (µ) 3,955 5.000 02/15/44 4,193
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,693
City of Hackberry Special Assessment 1,350 4.500 09/01/38 1,235
City of Haslet Special Assessment (Þ) 179 2.625 09/01/26 176
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,112
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,295
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 380
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 342
City of Houston Combined Utility System Revenue Bonds 4,535 5.000 11/15/26 4,701
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,092
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,783
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,489
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,299
City of Hutto Special Assessment (Þ) 153 2.500 09/01/26 151
City of Justin Special Assessment (Þ) 745 4.625 09/01/28 746
City of Kyle Special Assessment (Þ) 165 2.750 09/01/26 163
City of Kyle Special Assessment (Þ) 385 3.625 09/01/27 380
City of Kyle Special Assessment (Þ) 230 5.750 09/01/30 239
City of Kyle Special Assessment (Þ) 351 4.250 09/01/31 347
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 468
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,201
City of Laredo Waterworks & Sewer System Revenue Bonds 2,000 4.000 03/01/49 1,886
City of Lavon Special Assessment (Þ) 200 5.250 09/15/28 202
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 343
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 352
City of Lavon Special Assessment (Þ) 240 4.250 09/15/31 238
City of Lavon Special Assessment (Þ) 985 4.250 09/15/39 907
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 1,968

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Manor Special Assessment (Þ) 233 4.500 09/15/30 232
City of Mesquite Special Assessment (Þ) 240 4.750 09/01/28 242
City of Mesquite Special Assessment (Þ) 595 5.250 09/01/38 600
City of Mesquite Special Assessment (Þ) 816 5.000 09/01/43 794
City of Mesquite Waterworks & Sewer System Revenue Bonds 1,085 5.000 03/01/27 1,130
City of Midlothian Special Assessment (Þ) 145 2.875 09/15/26 143
City of Mustang Ridge Special Assessment (Þ) 284 5.250 09/01/30 291
City of Oak Point Special Assessment (Þ) 309 4.250 09/15/31 302
City of Pilot Point Special Assessment (Þ) 417 4.875 09/15/27 421
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 508
City of Princeton Special Assessment (Þ) 50 2.750 09/01/25 50
City of Princeton Special Assessment (Þ) 134 3.750 09/01/27 133
City of Princeton Special Assessment (Þ) 295 4.375 09/01/28 296
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 721
City of Princeton Special Assessment (Þ) 344 5.500 09/01/30 353
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 191
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 115
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 269
City of Royse City Special Assessment (Þ) 203 5.500 09/15/30 208
City of Royse Special Assessment (Þ) 175 4.125 09/15/39 157
City of Royse Special Assessment (Þ) 400 5.375 09/15/44 396
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 671
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,813
City of San Antonio Electric & Gas Systems Revenue Bonds 1,575 5.000 02/01/41 1,739
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 228
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,305
City of Waxahachie Special Assessment (Þ) 301 4.875 08/15/27 304
Clifton Higher Education Finance Corp. Revenue Bonds 405 4.000 08/15/30 415
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 340 3.000 08/15/32 295
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 217
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 490 3.000 08/15/34 455
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 675 3.000 08/15/35 555
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 325 3.000 08/15/36 263
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,500
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,491
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 380 3.000 08/15/38 297
Clifton Higher Education Finance Corp. Revenue Bonds 1,195 5.000 08/15/38 1,304
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 702
Club Municipal Management District No. 1 Special Assessment (Þ) 84 2.500 09/01/26 83
Club Municipal Management District No. 1 Special Assessment (Þ) 399 4.375 09/01/31 396
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 2,025 5.250 09/01/30 2,128
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,560
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,468
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 221
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 99
County of Bastrop Special Assessment (Þ) 367 4.375 09/01/30 364
County of Fort Bend General Obligation Limited 1,285 5.000 03/01/41 1,414
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 1,005
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,313
County of Montgomery Special Assessment 601 4.375 09/15/32 602

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Travis General Obligation Limited 160 4.000 03/01/43 159
County of Travis General Obligation Unlimited 185 4.000 03/01/44 182
County of Wise General Obligation Limited 210 5.000 02/15/26 214
County of Wise General Obligation Limited 220 5.000 02/15/27 229
County of Wise General Obligation Limited 210 5.000 02/15/28 222
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,417
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 350 5.000 08/15/37 372
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 555 5.000 08/15/41 580
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,231
Dallas Area Rapid Transit Tax Allocation (ae) 515 5.000 12/01/25 524
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,016
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,456
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,006
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,504
Dallas Fort Worth International Airport Revenue Bonds 8,750 5.000 11/01/41 9,626
Dallas Fort Worth International Airport Revenue Bonds 3,750 5.000 11/01/42 4,097
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,198
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,758
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,229
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,364
Eagle Mountain & Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 600 4.000 08/01/27 617
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 720 5.000 08/15/40 792
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 750 5.000 08/15/41 821
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 725 5.000 08/15/42 790
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 119
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 92
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 805
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,027
El Paso County Hospital District General Obligation Limited 1,115 5.000 08/15/31 1,133
El Paso County Hospital District General Obligation Limited 820 5.000 08/15/33 911
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 510
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 2,475 6.000 03/01/29 2,617
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/27 6,937
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,559
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 366
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 639
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,116
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 2.090 09/01/25 315
Harlandale Independent School District Revenue Bonds 1,125 4.000 08/15/32 1,132
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,000 5.000 07/01/29 1,066
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 2,800 5.000 07/01/31 3,101
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 3,650 5.000 07/01/33 4,118
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 9,160 5.000 07/01/34 10,412
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 4,002
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,156
Highland Park Independent School District General Obligation Unlimited 650 5.250 02/15/39 729
Highland Park Independent School District General Obligation Unlimited 2,195 5.250 02/15/40 2,446
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,060

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,612
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 52
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/28 1,060
Hutto Independent School District General Obligation Unlimited 1,660 5.000 08/01/43 1,816
Hutto Independent School District General Obligation Unlimited 1,600 5.000 08/01/44 1,740
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 704
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 450 4.375 09/01/30 448
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 1,150 5.000 02/01/29 1,232
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 250 4.000 09/01/39 239
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 1,105 4.250 09/01/43 1,057
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 498
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,633
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,046
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,290
Little Elm Independent School District General Obligation Unlimited 1,825 5.000 08/15/41 2,011
Lower Colorado River Authority Revenue Bonds 3,060 5.000 05/15/31 3,075
Lower Colorado River Authority Revenue Bonds (µ) 3,500 5.000 05/15/41 3,819
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 998
Mansfield Independent School District Revenue Bonds 1,570 5.000 02/15/36 1,571
Mansfield Independent School District Revenue Bonds 1,925 5.000 02/15/39 1,926
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,679
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 2,000 3.350 08/01/27 2,005
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/30 81
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 56
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,381
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,349
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 409
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 4.250 10/01/26 250
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 525
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 900
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 150
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 515
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,167
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 130
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 257
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 309
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,205 4.000 08/15/34 1,143
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,180
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 421
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 511
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/39 1,002
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 328
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 762
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,582
North Texas Municipal Water District Water System Revenue Bonds 1,600 3.000 09/01/32 1,547
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,116
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,030
North Texas Tollway Authority Revenue Bonds 900
Zero
coupon 01/01/37 562
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,877

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 49
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,980 3.450 08/01/27 2,010
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 995 3.000 08/01/53 998
Northwest Independent School District General Obligation Unlimited 1,375 5.000 02/15/40 1,498
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 08/15/27 5,803
Pearland Independent School District General Obligation Unlimited (ae) 250 5.250 02/15/26 256
Pearland Independent School District General Obligation Unlimited 1,250 5.250 02/15/32 1,274
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,335
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,671
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 658
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,250 5.000 02/15/40 2,276
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,748
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,455
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,691
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,098
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 432
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 700 4.000 08/15/27 720
Port Arthur Independent School District General Obligation Unlimited (ae) 1,860 5.000 02/15/45 1,861
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 750 4.000 08/15/27 769
Princeton Independent School District General Obligation Unlimited (ae) 2,000 5.000 02/15/44 2,001
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,784
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 534
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 500
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,501
Rockwall Independent School District General Obligation Unlimited (ae) 605 5.000 02/15/32 605
Royse City Special Assessment (Þ) 100 4.125 09/15/40 89
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 552
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 712
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,043
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,613
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 420 3.450 07/01/27 421
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 665 5.000 10/01/27 695
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 675 5.000 08/01/27 711
San Antonio Water System Revenue Bonds 680 5.000 05/15/38 774
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,322
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/27 1,047
South Manvel Development Authority Tax Allocation 250 4.500 04/01/30 248
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 324
South Manvel Development Authority Tax Allocation 290 4.500 04/01/39 287
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 55 4.000 09/01/34 55
Southwest Houston Redevelopment Authority Revenue Bonds (µ) 85 4.000 09/01/36 83
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,329
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,000
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 18,009
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,356
Strategic Housing Finance Corp of Travis County Revenue Bonds (~)(ae)(Ê) 905 3.350 03/01/28 907
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 205
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 313
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 371
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 190
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 310 5.000 10/01/44 324

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,456
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,147
Texas A&M University Revenue Bonds 1,395 3.000 05/15/39 1,244
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 490
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/27 1,997
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 666
Texas Department of Housing & Community Affairs Revenue Bonds 6,650 3.500 07/01/52 6,549
Texas Department of Housing & Community Affairs Revenue Bonds 5,920 5.750 01/01/56 6,489
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 1,425 6.250 12/15/26 1,473
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 725 0.670 09/15/27 719
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (USD 3 Month
LIBOR + 0.690%)(Ê) 27,240 4.117 09/15/27 27,041
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 384
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,484
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,790
Texas Municipal Gas Acquisition & Supply Corp. V Revenue Bonds (~)(ae)(Ê) 14,500 5.000 01/01/34 15,433
Texas Private Activity Bond Surface Transportation Corp Revenue Bonds 6,890 5.000 12/31/32 7,360
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,134
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,460
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 500
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,270
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,098
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 548
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 653
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 541
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 539
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 485
Texas Water Development Board Revenue Bonds 2,000 3.000 08/01/39 1,753
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,195
Texas Water Development Board Revenue Bonds 1,710 5.000 10/15/43 1,762
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,522
Tomball Independent School District General Obligation Unlimited 4,750 3.875 02/15/36 4,901
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 708
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 701
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 548
Travis County Development Authority Special Assessment (Þ) 563 4.500 09/01/31 560
Travis County Development Authority Special Assessment (Þ) 500 4.250 09/01/32 495
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 301
Travis County Development Authority Special Assessment (Þ) 600 5.000 09/01/44 572
Travis County Development Authority Special Assessment 688 5.000 09/01/44 668
Travis County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 725 3.400 07/01/28 730
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,444
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 135
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 827
Viridian Municipal Management District Special Assessment 52 2.375 12/01/25 51
Viridian Municipal Management District Special Assessment 465 3.750 12/01/27 454
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,856
Westpointe Special Improvement District General Obligation Limited (µ) 455 5.000 08/15/37 486
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,021
Westpointe Special Improvement District General Obligation Limited (µ) 550 5.000 08/15/41 578
Westside 211 Special Improvement District General Obligation Limited 295 2.125 08/15/30 256

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westside 211 Special Improvement District General Obligation Limited 310 3.000 08/15/32 278
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 909
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,009
Wylie Independent School District General Obligation Unlimited 150
Zero
coupon 08/15/36 91
596,224
Utah - 1.2%
City of Salt Lake City Public Utilities Revenue Bonds 2,200 5.000 02/01/43 2,429
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,731
City of Salt Lake City Public Utilities Revenue Bonds 4,125 5.250 02/01/55 4,521
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,603
Intermountain Power Agency Revenue Bonds 1,285 5.000 07/01/34 1,416
Intermountain Power Agency Revenue Bonds 1,300 5.000 07/01/40 1,415
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,060
Intermountain Power Agency Revenue Bonds 2,565 5.000 07/01/42 2,703
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,357
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,892
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.500 06/15/39 512
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,555
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 237
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,350
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/27 568
Utah Housing Corp. Revenue Bonds (~)(Ê) 455 3.400 02/01/28 455
Utah Housing Corp. Revenue Bonds 3,500 6.500 07/01/55 3,925
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 139
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 139
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,383
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 164
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 251
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,692
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,837
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 2,989
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,020
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 967
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,396
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,224
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/42 902
Utah State Charter School Finance Authority Revenue Bonds (µ) 1,110 4.000 04/15/35 1,091
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,005
70,928
Vermont - 0.1%
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 492
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 418
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 945
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 507
Vermont Housing Finance Agency Revenue Bonds 546 4.750 11/01/48 551
2,913
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,113
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,265
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,286
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,175

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 569
Virgin Islands Public Finance Authority Revenue Bonds (µ) 630 5.000 10/01/32 636
31,044
Virginia - 1.8%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,353
Ballston Quarter Community Development Authority Tax Allocation 255 5.000 03/01/26 252
Ballston Quarter Community Development Authority Tax Allocation 916 1.000 03/01/30 733
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 368
Chesapeake Bay Bridge & Tunnel District Revenue Bonds (µ) 3,760 5.000 07/01/41 3,795
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,549
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 869
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 971
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 147
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 266
County of Fairfax General Obligation Unlimited 3,385 4.000 10/01/28 3,421
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,400
FHLMC Multifamily VRD Certificates Revenue Bonds 14,993 4.759 08/25/41 15,418
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,162
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 830
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 770
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,024
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,133
James City County Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,100 5.000 02/01/25 2,100
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 219
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 05/28/27 4,307
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 804
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 32
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 845
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 364
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 119
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,167
Virginia Housing Development Authority Revenue Bonds (~)(ae)(Ê) 13,000 3.625 04/01/26 13,001
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 958
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,181
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,775
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,060
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,246
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 980
Winchester Economic Development Authority Revenue Bonds 1,700 5.000 01/01/39 1,872
Winchester Economic Development Authority Revenue Bonds 2,250 5.000 01/01/41 2,451
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 05/28/27 11,680
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 4,112
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,365
106,151
Washington - 1.6%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,636
City of Seattle Drainage & Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,865
City of Seattle Drainage & Wastewater Revenue Bonds 500 4.000 09/01/37 508
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 226
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,359

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 3.410 01/01/40 14,144
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,765
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 2,952
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,738
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,684
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,161
Franklin County School District No. 1 Pasco General Obligation Unlimited 8,125 5.500 12/01/40 9,303
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,175
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 535
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,646
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 688
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,135 5.000 12/01/41 1,255
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/42 1,428
Pierce County School District No. 403 Bethel General Obligation Unlimited 885 5.000 12/01/43 966
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 861
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 967
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,000
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,607
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,711
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,073
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 5,103
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,901
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,350
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,294
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,568
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,489
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,592
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 600 4.000 10/01/30 612
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/38 1,040
Washington Health Care Facilities Authority Revenue Bonds 1,650 4.000 03/01/41 1,621
Washington State Convention Center Public Facilities District Revenue Bonds 2,940 4.000 07/01/31 2,975
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,888
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 279
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 234
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,743 4.221 03/20/50 3,625
93,824
West Virginia - 0.3%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 265 7.000 06/01/43 274
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,955
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,236
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,175 3.375 06/15/28 4,166
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,541
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 397
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 758
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 498
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 236
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 277
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,900
West Virginia Housing Development Fund Revenue Bonds (~)(Ê) 400 5.000 08/01/27 413
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 1,023

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 1,027
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,736
19,437
Wisconsin - 1.5%
City of Milwaukee General Obligation Unlimited (µ) 1,375 5.000 04/01/26 1,405
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,214
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,552
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,014
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,467
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,265
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 30
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 843
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,068
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 438
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 35
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 45
Public Finance Authority Revenue Bonds (Þ) 1,410 4.000 04/01/32 1,396
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 436
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 55
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 814
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,300 4.000 07/15/34 1,264
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,020
Public Finance Authority Revenue Bonds (Þ) 825 5.000 12/15/34 837
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 285 5.000 07/01/35 288
Public Finance Authority Revenue Bonds (Þ) 215 5.000 12/01/35 212
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 40
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 30
Public Finance Authority Revenue Bonds 260 5.000 07/01/37 261
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 595
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 34
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 65
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 104
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 40
Public Finance Authority Revenue Bonds (Þ) 250 4.000 07/15/39 232
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 406
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,304
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 129
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 5,003
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 114
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 64
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 1,600 4.000 10/01/41 1,620

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 661
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 256
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,161
Public Finance Authority Revenue Bonds 725 5.250 11/15/50 758
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/38 272
Racine Unified School District General Obligation Unlimited (µ) 260 5.000 04/01/39 281
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/40 376
Racine Unified School District General Obligation Unlimited (µ) 325 5.000 04/01/41 347
University of Wisconsin Hospitals & Clinics Revenue Bonds (~)(ae)(Ê) 3,600 5.000 10/01/31 3,934
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 1,485 5.000 08/01/27 1,512
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 4.200 08/15/28 800
Wisconsin Health & Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 51
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 123
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 267
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,415 5.000 04/01/41 1,549
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 122
Wisconsin Health & Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 512
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 110
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 25,460 2.000 02/15/50 25,460
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,077
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 3.360 08/15/54 397
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,530 5.000 08/15/54 1,567
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,274
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 08/01/26 2,055
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/26 4,935
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,000 5.000 09/01/39 2,124
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 1,991
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,980 6.000 09/01/54 3,212
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,038
90,526
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 6,795 3.625 07/15/39 6,108
Wyoming Community Development Authority Revenue Bonds 1,645 4.300 12/01/40 1,668
7,776
Total Municipal Bonds
(cost $5,892,882) 5,858,932
Total Investments - 99.9%
(identified cost $5,892,882) 5,858,932
Other Assets and Liabilities, Net - 0.1%
4,474
Net Assets - 100.0%
5,863,406

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.9%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 770,000 100.96 777
780
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 4,105,000 100.00 4,105
4,176
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.65 737
732
Arizona Industrial Development Authority Revenue Bonds 04/15/21 215,000 101.82 219
196
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,204
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.23 248
252
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.42 766
736
Artisan Lakes East Community Development District Special Assessment 06/17/21 195,000 100.00 195
192
Astonia Community Development District Special Assessment 07/09/21 85,000 100.00 85
84
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
236
Atlanta Development Authority (The) Tax Allocation 08/22/24 500,000 100.00 500
500
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 92.54 1,925
1,896
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 785,000 98.38 772
774
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.65 498
499
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 850,000 100.00 850
846
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.40 256
252
Build NYC Resource Corp. Revenue Bonds 12/18/24 125,000 101.67 127
125
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 99.38 99
97
California School Finance Authority Revenue Bonds 04/29/21 295,000 101.02 298
287
California School Finance Authority Revenue Bonds 04/29/21 215,000 105.32 226
198
California School Finance Authority Revenue Bonds 07/16/21 500,000 112.49 562
491
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.90 1,029
1,016
California School Finance Authority Revenue Bonds 06/28/22 830,000 88.90 738
781
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.91 124
125
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.31 88
84
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
100
California School Finance Authority Revenue Bonds 06/09/23 545,000 100.37 547
562
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.69 429
432
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.63 252
239
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.59 254
245
California Statewide Communities Development Authority Revenue Bonds 02/12/14 2,865,000 105.43 3,020
2,869
California Statewide Communities Development Authority Revenue Bonds 09/22/17 1,620,000 99.64 1,614
1,605
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 103.79 363
357
Capital Projects Finance Authority Revenue Bonds 12/06/24 225,000 103.37 233
229
Capital Projects Finance Authority Revenue Bonds 12/06/24 250,000 105.92 265
258
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
119
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.56 493
501
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.66 1,057
1,003
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.96 109
87
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.94 1,539
1,481
Chester County Industrial Development Authority Revenue Bonds 09/14/22 3,715,000 99.06 3,667
3,704
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.27 1,050
1,001
Chester County Industrial Development Authority Special Assessment 08/16/18 153,000 99.64 152
152
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.65 4,732
5,295
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.52 392
383
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 107.15 402
384
City of Anna Special Assessment 09/13/23 369,000 100.00 369
372
City of Austin Special Assessment 11/22/24 465,000 99.34 462
463
City of Boyd Special Assessment 01/19/24 1,005,000 99.70 1,002
993
City of Celina Special Assessment 08/12/20 75,000 100.00 75
73
City of Celina Special Assessment 08/12/20 230,000 100.00 230
208
City of Celina Special Assessment 04/13/22 191,000 100.00 191
192
City of Celina Special Assessment 09/14/22 129,000 100.00 129
129
City of Celina Special Assessment 04/12/23 510,000 100.00 510
510
City of Celina Special Assessment 07/12/23 186,000 100.00 186
189
City of Celina Special Assessment 04/10/24 165,000 100.00 165
165
City of Celina Special Assessment 11/13/24 200,000 100.00 200
199
City of Chicago Special Assessment 02/16/22 300,000 100.00 300
283
City of Chicago Special Assessment 02/16/22 348,000 100.00 348
325
City of Chicago Special Assessment 02/16/22 325,000 100.00 325
305
City of Chicago Special Assessment 02/16/22 275,000 100.00 275
255
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
50

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 387
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Crandall Special Assessment 01/31/22 600,000 100.00 600
586
City of Dripping Springs Special Assessment 06/07/23 372,000 100.00 372
370
City of Dripping Springs Special Assessment 09/18/24 381,000 100.00 381
376
City of Fate Special Assessment 04/05/22 185,000 100.00 185
183
City of Fort Lauderdale Revenue Bonds 10/02/23 210,000 100.11 210
213
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.25 1,694
1,259
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.05 1,050
837
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.77 1,534
1,300
City of Fort Lauderdale Special Assessment 02/11/22 230,000 111.50 256
234
City of Fort Lauderdale Special Assessment 02/11/22 240,000 113.01 271
244
City of Fort Lauderdale Special Assessment 02/11/22 255,000 114.34 292
259
City of Haslet Special Assessment 10/19/21 179,000 100.00 179
176
City of Hutto Special Assessment 10/22/21 153,000 100.00 153
151
City of Justin Special Assessment 03/27/18 745,000 100.00 745
746
City of Kyle Special Assessment 10/20/21 165,000 100.00 165
163
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
468
City of Kyle Special Assessment 03/23/22 385,000 100.00 385
380
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,201
City of Kyle Special Assessment 10/18/23 230,000 99.52 229
239
City of Kyle Special Assessment 10/16/24 351,000 100.00 351
347
City of Lavon Special Assessment 11/16/22 200,000 100.00 200
202
City of Lavon Special Assessment 05/02/23 985,000 90.93 896
907
City of Lavon Special Assessment 10/16/24 240,000 100.00 240
238
City of Manor Special Assessment 06/22/23 233,000 99.75 232
232
City of Mesquite Special Assessment 09/05/18 240,000 100.00 240
242
City of Mesquite Special Assessment 09/05/18 595,000 100.00 595
600
City of Mesquite Special Assessment 04/04/23 816,000 100.00 816
794
City of Midlothian Special Assessment 03/24/21 145,000 100.00 145
143
City of Mustang Ridge Special Assessment 11/21/23 284,000 100.00 284
291
City of Oak Point Special Assessment 09/26/24 309,000 99.71 308
302
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
508
City of Pilot Point Special Assessment 05/13/22 417,000 100.00 417
421
City of Princeton Special Assessment 04/24/18 295,000 100.00 295
296
City of Princeton Special Assessment 10/02/20 50,000 100.23 50
50
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
115
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
191
City of Princeton Special Assessment 03/29/22 134,000 100.00 134
133
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
269
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
721
City of Princeton Special Assessment 10/11/23 344,000 100.00 344
353
City of Royse City Special Assessment 10/11/23 203,000 100.00 203
208
City of Royse Special Assessment 06/30/20 175,000 102.47 179
157
City of Royse Special Assessment 07/10/24 400,000 99.10 396
396
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
671
City of Venice Revenue Bonds 11/20/24 900,000 100.00 900
883
City of Venus Special Assessment 11/09/21 250,000 99.67 249
228
City of Waxahachie Special Assessment 05/17/22 301,000 100.00 301
304
Clinton County Capital Resource Corp. Revenue Bonds 01/15/25 460,000 106.41 489
493
Club Municipal Management District No. 1 Special Assessment 12/01/21 84,000 100.00 84
83
Club Municipal Management District No. 1 Special Assessment 11/26/24 399,000 100.00 399
396
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.62 234
226
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
329
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 104.75 105
98
Corkscrew Farms Community Development District Special Assessment 12/13/17 125,000 100.00 125
125
County of Bastrop Special Assessment 05/22/23 367,000 99.63 366
364
County of Gallatin Revenue Bonds 12/09/21 450,000 104.49 470
394
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.55 2,385
2,248
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.76 274
280
Creek Preserve Community Development District Revenue Bonds 01/17/24 500,000 98.64 493
497
Creek Preserve Community Development District Special Assessment 04/13/23 1,255,000 95.46 1,198
1,222
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.47 796
686
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,125,000 99.29 1,120
1,138
Doylestown Hospital Authority Revenue Bonds 04/15/24 500,000 101.36 507
519
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
56
DW Bayview Community Development District Special Assessment 02/05/21 25,000 100.00 25
25
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.58 60
58
Eagle Pointe Community Development District Special Assessment 07/15/20 10,000 99.99 10
10

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 290,000 99.89 290
290
Enbrook Community Development District Special Assessment 10/06/20 55,000 100.00 55
55
Entrada Community Development District Special Assessment 09/23/21 370,000 99.63 369
343
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.54 1,257
1,281
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 104.50 104
101
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 106.38 160
155
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.47 138
128
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.64 231
226
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 100.59 111
110
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 109.67 148
137
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 110.54 111
101
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 103.72 104
99
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.63 959
937
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.35 803
756
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.60 151
139
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
423
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
631
Hills Minneola Community Development District Special Assessment 07/16/20 50,000 100.00 50
50
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
134
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.52 1,294
1,367
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
1,002
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.54 503
541
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 450,000 100.00 450
448
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
267
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
254
Knightsbridge Community Development District Special Assessment 03/14/24 690,000 100.00 690
700
Lake Emma Community Development District Special Assessment 07/07/23 110,000 99.76 110
110
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.93 310
298
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
96
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 325,000 100.40 326
322
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 12/05/24 450,000 100.61 453
446
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 100.37 2,359
2,344
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 99.07 545
547
Main Street Natural Gas, Inc. Revenue Bonds 11/13/24 1,210,000 99.68 1,206
1,193
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 109.78 563
453
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 104.88 105
96
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 825,000 101.37 836
859
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 450,000 99.31 447
449
McJunkin Parkland Community Development District Special Assessment 11/01/18 445,000 100.00 445
449
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 100.95 505
512
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 103.26 206
199
Mississippi Development Bank Revenue Bonds 10/01/21 300,000 104.11 312
296
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 104.68 105
100
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 265,000 99.03 262
274
Naples Reserve Community Development District Special Assessment 05/10/18 455,000 99.68 454
458
Nevada Department of Business & Industry Revenue Bonds 04/06/18 390,000 100.00 390
384
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 440,000 100.00 440
439
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 104.76 1,273
1,167
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 106.65 571
525
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 89.28 406
421
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 95.57 889
900
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 98.34 506
508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 81.30 301
328
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 11/13/24 1,000,000 100.37 1,004
1,002
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/11/24 1,205,000 97.59 1,176
1,143
New York Liberty Development Corp. Revenue Bonds 07/07/20 4,865,000 96.63 4,579
4,867
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.56 679
675
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,490
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.89 742
750
Oneida Indian Nation of New York Revenue Bonds 11/15/24 1,000,000 110.09 1,101
1,093
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.21 782
750
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 101.07 308
305
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 105.97 699
667

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 389
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 107.96 448
421
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 108.53 477
446
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 270,000 100.47 271
269
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.30 143
142
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 1,000,000 100.00 1,000
1,001
Pine Isle Community Development District Special Assessment 11/04/21 125,000 100.00 125
122
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
94
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.22 100
97
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 96.14 1,442
1,502
Public Finance Authority Revenue Bonds 12/03/20 215,000 110.31 237
212
Public Finance Authority Revenue Bonds 01/21/22 1,410,000 100.98 1,424
1,396
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.35 775
661
Public Finance Authority Revenue Bonds 02/02/22 450,000 103.70 467
438
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.80 472
436
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.75 988
1,020
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.54 402
406
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 104.16 1,354
1,304
Public Finance Authority Revenue Bonds 09/25/24 825,000 106.04 875
837
Public Finance Authority Revenue Bonds 12/04/24 250,000 97.11 243
232
Public Finance Authority Revenue Bonds 12/04/24 1,300,000 99.61 1,295
1,263
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.50 4,937
4,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.04 315
318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/12/22 9,400,000 95.20 8,377
9,516
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.00 1,858
1,932
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/25/23 5,460,000 101.99 5,569
5,813
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.38 8,748
9,074
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/25 775,000 104.33 809
814
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.66 299
283
Rivers Edge III Community Development District Special Assessment 04/07/21 105,000 99.91 105
104
Royse City Special Assessment 07/15/20 100,000 100.00 100
89
Rye Crossing Community Development District Special Assessment 09/13/23 185,000 100.00 185
188
Savanna Lakes Community Development District Special Assessment 05/11/23 175,000 99.86 175
174
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 220,000 100.00 220
221
Seminole Palms Community Development District Special Assessment 09/04/24 700,000 100.00 700
700
Sherwood Manor Community Development District Special Assessment 09/13/18 470,000 99.47 467
473
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.89 328
316
Somerset Bay Community Development District Special Assessment 05/20/24 370,000 100.00 370
375
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 600,000 102.34 614
606
Stonewater Community Development District Special Assessment 10/13/21 115,000 100.00 115
112
Stuart Crossing Community Development District Special Assessment 03/13/24 260,000 100.00 260
259
Summerstone Community Development District Special Assessment 09/09/21 120,000 100.00 120
118
Talis Park Community Development District Special Assessment 11/13/24 1,875,000 100.00 1,875
1,896
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
541
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.89 400
402
Town of Bridgeville Special Tax 04/24/24 875,000 100.00 875
882
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
701
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
708
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
548
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
301
Travis County Development Authority Special Assessment 03/19/24 563,000 100.00 563
560
Travis County Development Authority Special Assessment 12/03/24 600,000 100.12 601
572
Travis County Development Authority Special Assessment 12/03/24 500,000 99.87 499
495
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
418
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
192
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 250,000 92.04 230
254
Union Park East Community Development District Special Assessment 01/12/22 42,500 100.07 43
42
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.50 400
413
V-Dana Community Development District Special Assessment 01/29/25 405,000 100.00 405
405
V-Dana Community Development District Special Assessment 01/29/25 500,000 100.00 500
501
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
47
Veranda Community Development District II Special Assessment 02/24/21 15,000 100.00 15
15
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.28 540
507
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
177
Village Community Development District No. 15 Special Assessment 06/22/23 660,000 100.00 660
675
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
207
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.47 212
234
Water Works Board of the City of Birmingham (The) Revenue Bonds 08/29/24 1,825,000 100.00 1,825
1,833
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 1,485,000 101.84 1,512 1,512

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
172,397
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 391
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 232,585 $ — $ — $ 232,585
Alaska — 8,239 — — 8,239
Arizona — 105,673 — — 105,673
Arkansas — 17,479 — — 17,479
California — 478,122 — — 478,122
Colorado — 149,177 — — 149,177
Connecticut — 95,821 — — 95,821
Delaware — 33,696 — — 33,696
District of Columbia — 56,530 — — 56,530
Florida — 352,229 — — 352,229
Georgia — 210,120 — — 210,120
Guam — 35,234 — — 35,234
Hawaii — 7,164 — — 7,164
Idaho — 16,339 — — 16,339
Illinois — 632,228 — — 632,228
Indiana — 87,338 — — 87,338
Iowa — 42,043 — — 42,043
Kansas — 15,104 — — 15,104
Kentucky — 64,945 — — 64,945
Louisiana — 78,423 — — 78,423
Maine — 3,554 — — 3,554
Maryland — 54,036 — — 54,036
Massachusetts — 70,435 — — 70,435
Michigan — 119,344 — — 119,344
Minnesota — 22,235 — — 22,235
Mississippi — 97,035 — — 97,035
Missouri — 82,337 — — 82,337
Montana — 16,274 — — 16,274
Nebraska — 22,513 — — 22,513
Nevada — 55,656 — — 55,656
New Hampshire — 53,086 — — 53,086
New Jersey — 190,487 — — 190,487
New Mexico — 43,679 — — 43,679
New York — 502,860 — — 502,860
North Carolina — 49,332 — — 49,332
North Dakota — 10,649 — — 10,649
Ohio — 103,549 — — 103,549
Oklahoma — 37,618 — — 37,618
Oregon — 22,509 — — 22,509
Pennsylvania — 188,165 — — 188,165
Puerto Rico — 195,806 — — 195,806
Rhode Island — 31,288 — — 31,288

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
South Carolina — 54,248 — — 54,248
South Dakota — 7,625 — — 7,625
Tennessee — 87,300 — — 87,300
Texas — 596,224 — — 596,224
Utah — 70,928 — — 70,928
Vermont — 2,913 — — 2,913
Virgin Islands — 31,044 — — 31,044
Virginia — 106,151 — — 106,151
Washington — 93,824 — — 93,824
West Virginia — 19,437 — — 19,437
Wisconsin — 90,526 — — 90,526
Wyoming — 7,776 — — 7,776
Total Investments
$ — $ 5,858,932 $ — $ — $ 5,858,932
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.3%
Australia - 6.8%
APA Group 8,549 36
Atlas Arteria, Ltd. 1,983,270 6,232
Aurizon Holdings, Ltd. 122,580 249
Cleanaway Waste Management, Ltd. 671,594 1,161
NEXTDC, Ltd.(Æ) 49,367 453
Qube Holdings, Ltd. 668,181 1,729
Transurban Group 1,598,679 13,260
23,120
Belgium - 0.1%
Elia Group SA 2,740 185
Brazil - 0.8%
CCR SA 1,025,804 1,971
Cia Paranaense de Energia - Copel 191,171 284
Santos Brasil Participacoes SA 244,709 552
2,807
Canada - 6.2%
AltaGas, Ltd. 87,694 2,024
Canadian Pacific Kansas City, Ltd. 5,689 453
Enbridge, Inc. 221,963 9,598
Gibson Energy, Inc. 1,563 26
Keyera Corp. 11,280 320
Pembina Pipeline Corp. 121,385 4,381
South Bow Corp. Class W 16,049 384
TC Energy Corp. 85,787 3,866
21,052
China - 2.3%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 4,738,000 1,728
China Merchants Port Holdings Co.,
Ltd. 412,466 695
ENN Energy Holdings, Ltd. 585,582 3,976
Guangdong Investment, Ltd. 349,342 264
Guangdong Land Holdings, Ltd.(Æ) 67,423 2
Shenzhen International Holdings, Ltd. 269,000 241
Zhejiang Expressway Co., Ltd. Class H 1,136,000 819
7,725
France - 6.0%
Aeroports de Paris SA 33,656 3,834
Engie SA 122,976 2,028
Getlink SE 625,518 10,021
Veolia Environnement SA 31,753 905
Vinci SA 31,441 3,393
20,181
Germany - 1.6%
E.ON SE 142,906 1,693
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 19,543 1,166
RWE AG 81,814 2,537
5,396
Hong Kong - 0.2%
CLP Holdings, Ltd. 92,500 769
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 2.2%
Enel SpA 416,286 2,957
Hera SpA 323,188 1,184
Infrastrutture Wireless Italiane SpA(Þ) 118,355 1,230
Italgas SpA 3,646 22
Snam Rete Gas SpA 197,386 912
Terna - Rete Elettrica Nazionale 144,880 1,195
7,500
Japan - 2.4%
East Japan Railway Co. 20,601 367
Japan Airport Terminal Co., Ltd. 139,400 4,523
Kamigumi Co., Ltd. 14,413 314
Kansai Electric Power Co., Inc. (The) 21,400 237
Tokyo Gas Co., Ltd. 11,700 331
Tokyo Metro Co., Ltd.(Æ) 39,400 440
West Japan Railway Co. 104,300 1,920
8,132
Luxembourg - 0.1%
SES SA 83,864 273
Malaysia - 0.1%
Tenaga Nasional BHD 146,200 446
Mexico - 6.5%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 33,207 314
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 17,210 1,301
Grupo Aeroportuario del Pacifico SAB
de CV Class B 449,926 8,316
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,557 2,142
Grupo Aeroportuario del Sureste SAB
de CV Class B 212,275 5,768
Grupo Aeroportuario del Sureste SAB
de CV - ADR 10,372 2,847
Promotora y Operadora de
Infraestructura SAB de CV 147,268 1,391
22,079
Netherlands - 0.2%
Koninklijke Vopak NV 15,144 693
New Zealand - 2.3%
Auckland International Airport, Ltd. 1,482,336 7,224
Infratil, Ltd. 69,021 436
Port of Tauranga, Ltd. 10,878 40
7,700
Philippines - 0.3%
International Container Terminal
Services, Inc. 157,865 947
Singapore - 0.5%
Keppel DC REIT(ö) 55,000 89
Parkway Life Real Estate Investment
Trust(ö) 138,017 394
Sembcorp Industries, Ltd. 250,400 1,025
1,508

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 5.8%
Aena SME SA(Þ) 65,597 14,136
Cellnex Telecom SA(Þ) 25,536 854
Endesa SA 29,272 648
Iberdrola SA 214,651 3,034
Redeia Corp. SA 49,761 837
19,509
Switzerland - 1.8%
Flughafen Zurich AG 24,823 5,980
Thailand - 0.0%
Airports of Thailand PCL 30,300 49
United Kingdom - 4.3%
National Grid PLC 751,144 9,133
National Grid PLC - ADR 11,334 696
Scottish & Southern Energy PLC 64,418 1,301
Severn Trent PLC Class H 106,493 3,330
14,460
United States - 45.8%
AES Corp. (The) 59,479 654
Alliant Energy Corp. 28,488 1,677
Ameren Corp. 29,486 2,778
American Electric Power Co., Inc. 63,921 6,287
American Tower Corp.(ö) 15,114 2,795
Casella Waste Systems, Inc. Class A(Æ) 4,599 495
CenterPoint Energy, Inc. 84,106 2,739
Cheniere Energy, Inc. 48,784 10,911
CMS Energy Corp. 26,910 1,776
Consolidated Edison, Inc. 12,195 1,143
Constellation Energy Corp. 15,570 4,671
CSX Corp. 43,006 1,414
Digital Realty Trust, Inc.(ö) 10,274 1,683
Dominion Energy, Inc. 60,512 3,364
DT Midstream, Inc. 25,921 2,620
DTE Energy Co. 2,867 344
Duke Energy Corp. 52,522 5,882
Edison International 7,667 414
Entergy Corp. 49,303 3,998
Equinix, Inc.(ö) 535 489
Evergy, Inc. 26,814 1,721
Eversource Energy 30,132 1,738
Exelon Corp. 126,505 5,060
Ferrovial SE 28,656 1,227
GFL Environmental, Inc. 59,489 2,566
Kinder Morgan, Inc. 239,283 6,576
Kinetik Holdings, Inc. 7,578 488
NextEra Energy, Inc. 161,421 11,551
NiSource, Inc. 82,679 3,084
Norfolk Southern Corp. 9,091 2,321
NRG Energy, Inc. 8,104 830
ONEOK, Inc. 88,847 8,633
PG&E Corp. 121,035 1,894
Pinnacle West Capital Corp. 14,511 1,262
PPL Corp. 8,773 295
Public Service Enterprise Group, Inc. 84,041 7,021
Republic Services, Inc. Class A 12,857 2,788
SBA Communications Corp.(ö) 4,080 806
Sempra Energy 37,552 3,114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. (The) 25,055 2,103
Targa Resources Corp. 41,250 8,118
UGI Corp. 62,134 1,909
Union Pacific Corp. 5,202 1,289
Venture Global, Inc.(Æ) 43,528 890
Vistra Corp. 14,688 2,468
Waste Connections, Inc. 16,471 3,027
Waste Management, Inc. 2,040 449
WEC Energy Group, Inc. 14,488 1,438
Williams Cos., Inc. (The) 131,714 7,301
Xcel Energy, Inc. 98,504 6,620
154,721
Total Common Stocks
(cost $269,047) 325,232
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 10,989,124 (∞) 10,987
Total Short-Term Investments
(cost $10,987) 10,987
Total Investments - 99.5%
(identified cost $280,034) 336,219
Other Assets and Liabilities,
Net - 0.5%
1,540
Net Assets - 100.0%
337,759

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 395
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.8%
Aena SME SA 02/11/15 EUR 65,597 117.45 7,704
14,136
Cellnex Telecom SA 03/20/19 EUR 25,536 30.96 790
854
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 118,355 9.29 1,100 1,230
16,220
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 44 EUR 2,328 03/25
143
MSCI Emerging Markets Index Futures 18 USD 981 03/25
(13)
S&P E-Mini Energy Select Sector Futures 21 USD 1,937 03/25
(36)
S&P E-Mini Utilities Select Sector Futures 56 USD 4,419 03/25
4
SPI 200 Index Futures 10 AUD 2,127 03/25 31
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 129
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 400 USD 251 03/19/25 2
Bank of America CAD 105 USD 72 02/03/25 —
Bank of America EUR 303 USD 311 03/19/25 (4)
Bank of America EUR 400 USD 420 03/19/25 4
Bank of America MXN 2,334 USD 113 02/04/25 —
HSBC USD 803 AUD 1,261 03/19/25 (19)
HSBC USD 1,558 EUR 1,474 03/19/25 (25)
Westpac USD 802 AUD 1,261 03/19/25 (18)
Westpac USD 1,554 EUR 1,474 03/19/25 (22)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (82)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 23,120 $ —
$ —
$ 23,120
Belgium — 185 —
—
185
Brazil 2,807 — —
—
2,807

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Canada 21,052 — —
—
21,052
China — 7,725 —
—
7,725
France — 20,181 —
—
20,181
Germany — 5,396 —
—
5,396
Hong Kong — 769 —
—
769
Italy — 7,500 —
—
7,500
Japan — 8,132 —
—
8,132
Luxembourg — 273 —
—
273
Malaysia — 446 —
—
446
Mexico 22,079 — —
—
22,079
Netherlands — 693 —
—
693
New Zealand — 7,700 —
—
7,700
Philippines — 947 —
—
947
Singapore — 1,508 —
—
1,508
Spain — 19,509 —
—
19,509
Switzerland — 5,980 —
—
5,980
Thailand — 49 —
—
49
United Kingdom 696 13,764 —
—
14,460
United States 153,494 1,227 —
—
154,721
Short-Term Investments — — — 10,987 10,987
Total Investments 200,128 125,104 — 10,987 336,219
Other Financial Instruments
Assets
Futures Contracts 178 — — — 178
Foreign Currency Exchange Contracts — 6 — — 6
Liabilities
Futures Contracts (49) — — — (49)
Foreign Currency Exchange Contracts — (88) — — (88)
Total Other Financial Instruments
*
$ 129 $ (82) $ — $ — $ 47
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 397
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Common Stocks
Airport Services .................................................................................
59,329
Cable & Satellite ................................................................................
273
Construction & Engineering ..............................................................
4,620
Data Centre REITs .............................................................................
2,261
Electric Utilities .................................................................................
67,065
Environmental & Facilities Services .................................................
10,485
Gas Utilities .......................................................................................
10,101
Healthcare REITs ...............................................................................
393
Highways & Railtracks ......................................................................
33,935
Independent Power Producers & Energy Traders ..............................
5,659
Integrated Telecommunication Services ............................................
2,084
Internet Services & Infrastructure ......................................................
453
Marine Ports & Services ....................................................................
4,277
Multi-Sector Holdings .......................................................................
436
Multi-Utilities ....................................................................................
43,464
Oil & Gas Storage & Transportation .................................................
63,915
Rail Transportation .............................................................................
8,454
Real Estate Development & Operations ............................................
2
Renewable Energy .............................................................................
830
Telecom Tower REITs ........................................................................
3,601
Water Utilities ....................................................................................
3,595
Short-Term Investments .......................................................
10,987
Total Investments ............................................................................... 336,219
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,375 $ 33,922 $ 32,309 $ — $ (1) $ 10,987 $ 123 $ —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.9%
Australia - 5.6%
Charter Hall Group(ö) 144,468 1,401
Dexus Property Group(ö) 285,773 1,285
Goodman Group(ö) 417,920 9,484
GPT Group (The)(ö) 62,666 179
Ingenia Communities Group(ö) 389,957 1,387
Mirvac Group(ö) 914,524 1,113
National Storage REIT(ö) 680,379 946
NEXTDC, Ltd.(Æ) 59,676 547
Region RE, Ltd.(ö) 410,626 557
Scentre Group(ö) 923,175 2,101
Stockland(ö) 680,896 2,172
21,172
Belgium - 0.6%
Aedifica SA(ö) 19,758 1,191
VGP NV 7,129 610
Warehouses De Pauw CVA(ö) 26,155 563
2,364
Canada - 1.2%
Boardwalk Real Estate Investment
Trust(ö) 42,513 1,833
Chartwell Retirement Residences 166,231 1,836
First Capital Real Estate Investment
Trust(ö) 71,571 818
4,487
China - 0.2%
ESR Cayman, Ltd.(Þ) 429,600 661
France - 2.4%
Argan SA(ö) 8,198 540
Covivio SA(ö) 19,620 1,040
Gecina SA(ö) 2,130 208
Icade SA(ö) 12,194 286
Klepierre SA(ö) 122,273 3,632
Unibail - Rodamco -Westfield(ö) 42,457 3,547
9,253
Germany - 2.4%
LEG Immobilien SE 15,918 1,318
Sirius Real Estate, Ltd.(ö) 262,230 260
TAG Immobilien AG 33,386 497
Vonovia SE 230,687 7,085
9,160
Hong Kong - 2.3%
CK Asset Holdings, Ltd. 93,522 390
Hongkong Land Holdings, Ltd. 220,400 960
Link Real Estate Investment Trust(ö) 605,783 2,498
Sun Hung Kai Properties, Ltd. 387,043 3,470
Wharf Real Estate Investment Co., Ltd. 507,000 1,259
8,577
Japan - 8.7%
Activia Properties, Inc.(ö) 406 884
Daiwa House REIT Investment Corp.(ö) 161 253
Daiwa Securities Living Investments
Corp.(ö) 677 390
GLP J-REIT(ö) 158 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hulic Co., Ltd. 28,000 247
Industrial & Infrastructure Fund
Investment Corp.(ö) 2,228 1,665
Invincible Investment Corp.(ö) 2,012 878
Japan Hotel REIT Investment Corp.(ö) 1,268 588
Japan Metropolitan Fund Investment
Corp.(ö) 4,311 2,626
Japan Real Estate Investment Corp.(ö) 235 166
Keihanshin Building Co., Ltd. 118,800 1,146
Kenedix Office Investment Corp. Class
A(ö) 2,754 2,752
Mitsubishi Estate Co., Ltd. 398,218 5,787
Mitsui Fudosan Co., Ltd. 707,081 6,384
Mitsui Fudosan Logistics Park, Inc.(ö) 1,848 1,217
Mori Trust Sogo REIT, Inc.(ö) 3,702 1,510
Nippon Accommodations Fund, Inc.(ö) 248 933
Nippon Prologis REIT, Inc.(ö) 1,051 1,605
Nomura Real Estate Holdings, Inc. 26,800 713
Nomura Real Estate Master Fund, Inc.
(ö) 1,133 1,091
Orix JREIT, Inc.(ö) 668 742
Sumitomo Realty & Development Co.,
Ltd. 47,100 1,628
33,334
Netherlands - 0.1%
CTP NV(Þ) 32,924 547
Singapore - 2.9%
CapitaLand Ascendas REIT(ö) 1,257,500 2,389
CapitaLand Integrated Commercial
Trust Class A(ö) 1,787,600 2,557
Capitaland Investment, Ltd. 310,600 560
Digital Core REIT Management Pte ,
Ltd.(ö) 1,907,400 1,059
Frasers Centrepoint Trust(ö) 665,400 1,048
Keppel DC REIT(ö) 611,500 992
Mapletree Industrial Trust(ö) 691,400 1,067
Parkway Life Real Estate Investment
Trust(ö) 429,582 1,224
10,896
Spain - 0.5%
Cellnex Telecom SA(Þ) 23,976 802
Merlin Properties Socimi SA(ö) 103,424 1,195
1,997
Sweden - 1.6%
Castellum AB(Æ) 91,032 985
Catena AB 18,405 798
Fastighets AB Balder Class B(Æ) 475,403 3,388
Nyfosa AB(Æ) 32,949 338
Wihlborgs Fastigheter AB 54,133 534
6,043
Switzerland - 0.3%
PSP Swiss Property AG 8,768 1,295
United Kingdom - 3.8%
Big Yellow Group PLC(ö) 89,475 1,059
British Land Co. PLC (The)(ö) 353,247 1,640

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Derwent London PLC(ö) 5,307 129
Grainger PLC 557,891 1,461
Land Securities Group PLC(ö) 161,394 1,166
Life Science REIT PLC(ö) 442,419 185
LondonMetric Property PLC(ö) 814,833 1,877
PRS REIT PLC (The)(ö) 299,440 410
Safestore Holdings PLC(ö) 129,167 984
Segro PLC(ö) 434,278 3,854
Shaftesbury Capital PLC(ö) 327,052 502
UNITE Group PLC (The)(ö) 111,555 1,183
14,450
United States - 64.3%
Agree Realty Corp.(ö) 72,668 5,274
American Healthcare REIT, Inc.(ö) 96,676 2,735
American Homes 4 Rent Class A(ö) 32,036 1,109
Americold Realty Trust, Inc.(ö) 81,917 1,790
AvalonBay Communities, Inc.(ö) 45,900 10,167
Brixmor Property Group, Inc.(ö) 160,857 4,192
Caesars Entertainment, Inc.(Æ) 68,282 2,461
Camden Property Trust(ö) 9,130 1,038
CareTrust REIT, Inc.(ö) 75,519 2,001
Crown Castle, Inc.(ö) 43,496 3,883
CubeSmart (ö) 60,781 2,535
Digital Realty Trust, Inc.(ö) 99,355 16,280
EastGroup Properties, Inc.(ö) 23,716 4,023
Equinix , Inc.(ö) 19,423 17,746
Equity LifeStyle Properties, Inc. Class
A(ö) 9,679 633
Essential Properties Realty Trust, Inc.
(ö) 134,368 4,313
Essex Property Trust, Inc.(ö) 8,754 2,491
Extra Space Storage, Inc.(ö) 28,774 4,431
Federal Realty Investment Trust(ö) 34,418 3,739
First Industrial Realty Trust, Inc. (ö) 48,801 2,605
Healthcare Realty Trust, Inc.(ö) 150,690 2,524
Healthpeak Properties, Inc.(ö) 106,785 2,206
Highwoods Properties, Inc.(ö) 37,790 1,126
Host Hotels & Resorts, Inc.(ö) 287,276 4,800
Independence Realty Trust, Inc.(ö) 81,185 1,560
Invitation Homes, Inc.(ö) 192,803 6,006
Iron Mountain, Inc.(ö) 84,000 8,532
Kilroy Realty Corp.(ö) 23,617 922
Kimco Realty Corp.(ö) 183,661 4,123
Lamar Advertising Co. Class A(ö) 5,551 702
Mid-America Apartment Communities,
Inc.(ö) 29,354 4,479
NETSTREIT Corp.(ö) 77,011 1,115
NexPoint Residential Trust, Inc.(ö) 11,267 445
Omega Healthcare Investors, Inc.(ö) 69,560 2,578
PACS Group, Inc.(Æ) 16,278 236
Park Hotels & Resorts, Inc.(ö) 66,995 904
Prologis, Inc.(ö) 153,591 18,316
Public Storage(ö) 42,874 12,797
PulteGroup, Inc. 3,354 382
Realty Income Corp.(ö) 72,480 3,960
Ryman Hospitality Properties, Inc.(ö) 17,916 1,878
Simon Property Group, Inc.(ö) 97,142 16,889
SL Green Realty Corp.(ö) 54,081 3,645
STAG Industrial, Inc.(ö) 33,018 1,129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Communities, Inc.(ö) 64,389 8,145
Terreno Realty Corp.(ö) 29,613 1,937
UDR, Inc.(ö) 84,746 3,537
Ventas, Inc.(ö) 84,892 5,129
VICI Properties, Inc.(ö) 138,884 4,135
Vornado Realty Trust(ö) 63,585 2,751
Welltower , Inc.(ö) 167,318 22,836
Weyerhaeuser Co.(ö) 64,436 1,973
245,143
Total Common Stocks
(cost $290,234 ) 369,379
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund(@) 9,863,230 (∞) 9,861
Total Short-Term Investments
(cost $9,862) 9,861
Total Investments - 99.5%
(identified cost $300,096) 379,240
Other Assets and Liabilities,
Net - 0.5%
1,717
Net Assets - 100.0%
380,957

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
Cellnex Telecom SA 09/25/23 EUR 23,976 34.28 822
802
CTP NV 04/16/21 EUR 32,924 16.20 533
547
ESR Cayman, Ltd. 03/18/24 HKD 429,600 1.01 434 661
2,010
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 314 USD 11,445 03/25 (150)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (150)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 416 AUD 669 02/03/25 (1)
Bank of America USD 261 EUR 250 02/03/25 (2)
Bank of America USD 484 GBP 388 02/03/25 (1)
Bank of America USD 100 GBP 81 02/04/25 —
Bank of America AUD 223 USD 139 02/03/25 —
Bank of America EUR 163 USD 171 02/03/25 1
Bank of America EUR 1,007 USD 1,051 02/03/25 7
Bank of America GBP 200 USD 250 02/03/25 1
Bank of America JPY 9,761 USD 63 02/03/25 —
Bank of America JPY 27,964 USD 181 02/04/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 5
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 21,172 $ —
$ —
$ 21,172
Belgium — 2,364 —
—
2,364
Canada 4,487 — —
—
4,487
China — 661 —
—
661
France — 9,253 —
—
9,253

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 401
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Germany — 9,160 —
—
9,160
Hong Kong — 8,577 —
—
8,577
Japan — 33,334 —
—
33,334
Netherlands — 547 —
—
547
Singapore — 10,896 —
—
10,896
Spain — 1,997 —
—
1,997
Sweden — 6,043 —
—
6,043
Switzerland — 1,295 —
—
1,295
United Kingdom — 14,450 —
—
14,450
United States 245,143 — —
—
245,143
Short-Term Investments — — — 9,861 9,861
Total Investments 249,630 119,749 — 9,861 379,240
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 9 — — — 9
Liabilities
Futures Contracts (150) — — — (150)
Foreign Currency Exchange Contracts (4) — — — (4)
Total Other Financial Instruments
*
$ (145) $ — $ — $ — $ (145)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Diversified ..........................................................................................
69,331
Healthcare ..........................................................................................
43,306
Industrial ............................................................................................
52,915
Lodging/Resorts .................................................................................
15,644
Office ..................................................................................................
13,925
Residential ..........................................................................................
59,410
Retail ..................................................................................................
55,219

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Global Real Estate Securities Fund
Amounts in thousands
Property Sector Exposure
Fair Value
$
Self Storage ........................................................................................
22,751
Technology .........................................................................................
36,878
Short-Term Investments .......................................................
9,861
Total Investments ............................................................................... 379,240
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,047 $ 49,795 $ 50,980 $ (1) $ — $ 9,861 $ 128 $ —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 36.3%
Corporate Bonds and Notes - 13.6%
8x8, Inc.
4.000% due 02/01/28 265 225
AES Corp. (The)
7.600% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.201%)(Ê) 83 84
6.950% due 07/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê) 87 85
Affirm Holdings, Inc.
5.114% due 11/15/26 (ž) 816 746
Air Lease Corp.
Series D
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.560%)(Ê)(ƒ) 40 39
Airbnb, Inc.
5.120% due 03/15/26 (ž) 1,004 949
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 101 97
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 191 173
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 126 128
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 159 163
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 133
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 134 129
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 89 85
Array Technologies, Inc.
1.000% due 12/01/28 482 375
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 100 102
Athene Holding, Ltd.
6.625% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.607%)(Ê) 93 93
Bandwidth, Inc.
0.500% due 04/01/28 525 419
Bank of America Corp.
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 111 112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 220 214
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 128 129
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê)(ƒ) 53 52
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 59 56
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 875 849
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 114 110
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.674%)(Ê)(ƒ) 100 99
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 115 117
Bridgebio Pharma, Inc.
2.250% due 02/01/29 483 429
Cable One, Inc.
5.820% due 03/15/26 (ž) 1,022 959
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.157%)(Ê)(ƒ) 109 105
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 40 40
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 85 87
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 33 33
Charles Schwab Corp. (The)
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 409 363
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 359 350
Series K
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.256%)(Ê)(ƒ) 34 33
Citigroup, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 242 254
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 250 260
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 42 42
Series X
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 214 210
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 39 37
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 134 117
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 330
CONMED Corp.
2.250% due 06/15/27 1,021 964
Corebridge Financial, Inc.
6.375% due 09/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.646%)(Ê) 78 77
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 165 170
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 292 295
DigitalOcean Holdings, Inc.
5.634% due 12/01/26 (ž) 1,138 1,029
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 25 25
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 177 179
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 96 100
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 66 70
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 248 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Edison International
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 112 105
Energy Transfer, LP
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 220 217
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 187 190
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 140 140
Enphase Energy, Inc.
5.649% due 03/01/26 (ž) 297 280
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 170 164
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 165 169
Enterprise Products Operating LLC
Series D
7.733% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 20 20
Envista Holdings Corp.
1.750% due 08/15/28 493 447
Etsy, Inc.
0.250% due 06/15/28 1,267 1,050
EUSHI Finance, Inc.
Series WI
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 115 120
Eventbrite, Inc.
0.750% due 09/15/26 642 569
Evergy, Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 80 80
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 52
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 125 123
FuboTV, Inc.
3.250% due 02/15/26 525 508
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 165 159
Global Atlantic Finance Co.
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 125 131

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 47 49
6.750% due 10/01/37 37 40
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 52 51
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 81
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 431 452
Groupon, Inc.
1.125% due 03/15/26 313 286
Guardant Health, Inc.
4.538% due 11/15/27 (ž) 1,080 954
Haemonetics Corp.
5.019% due 03/01/26 (ž) 683 648
Hartford Financial Services Group, Inc.
(The)
Series ICON
6.910% due 02/12/67 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 107 99
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 19 19
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 72 69
ILFC E-Capital Trust I
6.149% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 100 82
JetBlue Airways Corp.
0.500% due 04/01/26 993 928
JPMorgan Chase & Co.
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 263 275
Series OO
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.152%)(Ê)(ƒ) 115 116
Land O'Lakes, Inc.
Series 144A
7.250% due 12/31/99 (Þ) 185 154
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 80 87
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 22
Magnite, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 03/15/26 486 457
MARA Holdings, Inc.
1.000% due 12/01/26 444 401
2.506% due 06/01/31 (Þ)(ž) 175 150
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 773 725
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 221 209
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 300 328
MetLife, Inc.
9.250% due 04/08/68 (Þ) 125 147
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 35 35
MP Materials Corp.
0.250% due 04/01/26 (Þ) 918 871
NeoGenomics, Inc.
0.250% due 01/15/28 562 470
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 256 262
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 200 204
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 40 39
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 79 81
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 114 113
Okta, Inc.
0.375% due 06/15/26 260 244
Pebblebrook Hotel Trust
1.750% due 12/15/26 966 902
PennyMac Corp.
5.500% due 03/15/26 875 857
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 351 334
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 103 103
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 180
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 235 236
Porch Group, Inc.
0.750% due 09/15/26 (Þ) 466 384

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 243 229
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 72 72
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 64 65
Redfin Corp.
0.500% due 04/01/27 291 224
Redwood Trust, Inc.
7.750% due 06/15/27 187 185
Series REOP
7.750% due 06/15/27 572 562
Repay Holdings Corp.
6.635% due 02/01/26 (Þ)(ž) 963 903
Rivian Auto, Inc.
4.625% due 03/15/29 58 58
SBL Holdings, Inc.
5.000% due 02/18/31 (Þ) 39 35
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 129 120
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 85 84
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 300 285
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 193 187
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 177 177
Snap, Inc.
0.125% due 03/01/28 1,236 1,029
Square, Inc.
5.035% due 05/01/26 (ž) 304 286
0.250% due 11/01/27 369 322
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 174 178
Series J
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.628%)(Ê)(ƒ) 175 179
Summit Hotel Properties, Inc.
1.500% due 02/15/26 233 225
Teladoc Health, Inc.
1.250% due 06/01/27 1,137 1,011
The RealReal, Inc. (The)
1.000% due 03/01/28 397 299
Truist Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 149 144
Unity Software, Inc.
5.021% due 11/15/26 (ž) 335 307
Upstart Holdings, Inc.
0.250% due 08/15/26 1,202 1,105
Upwork, Inc.
0.250% due 08/15/26 481 446
US Bancorp
3.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.541%)(Ê)(ƒ) 40 38
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 70 69
Voya Financial, Inc.
Series A
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.358%)(Ê)(ƒ) 31 33
Wells Fargo & Co.
5.950% due 12/01/86 110 110
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 343 353
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 249 265
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 222 218
Ziff Davis, Inc.
1.750% due 11/01/26 1,022 958
39,991
International Debt - 22.2%
Abu Dhabi Government International
Bond
Series REGS
3.125% due 09/30/49 (Þ) 882 585
Adnoc Murban Rsc, Ltd.
4.500% due 09/11/34 (Þ) 356 336
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 150 154
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 662 456
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 506
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 275 262
AltaGas, Ltd.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 120 121
Argentine Republic Government
International Bond
1.000% due 07/09/29 50 39
0.750% due 07/09/30 (~)(Ê) 85 63
4.125% due 07/09/35 (~)(Ê) 129 88
3.500% due 07/09/41 (~)(Ê) 583 369
Avianca Midco 2 PLC
9.625% due 02/14/30 (Þ) 200 195
AXA SA
8.600% due 12/15/30 40 47
6.379% due 12/29/49 (SOFR +
2.256%)(Ê)(ƒ)(Þ) 100 107
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 381 378
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 200 203
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 197
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 203 161
Banco Santander SA
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.911%)(Ê)(ƒ) 200 208
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 230
Bank Gospodarstwa Krajowego
6.250% due 07/09/54 (Þ) 215 212
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 562 535
Bank of Montreal
7.300% due 11/26/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.010%)(Ê) 200 203
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 212
7.350% due 04/27/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.903%)(Ê) 200 200
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 100 100
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 40 42
Barclays PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.431%)(Ê)(ƒ) 200 208
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 222
BNP Paribas SA
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 172
7.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.535%)(Ê)(ƒ)(Þ) 200 201
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 207
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 400 421
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 215
Brazil Government International Bond
6.125% due 03/15/34 200 192
4.750% due 01/14/50 200 139
7.125% due 05/13/54 200 189
Brookfield Infrastructure Finance ULC
6.750% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.453%)(Ê) 45 45
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 400 382
Centrais Eletricas Brasileiras SA
Series REGS
4.625% due 02/04/30 (Þ) 350 319
China Government International Bond
4.125% due 11/20/27 (Þ) 473 476
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 220 218
Colombia Government International
Bond
8.750% due 11/14/53 200 203
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 (Þ) 260 244
Commerzbank AG
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 201
Corp. Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 185
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 871 522
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 232 238

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dai-ichi Life Insurance Co. Ltd. (The)
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê)(ƒ)(Þ) 200 202
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 281 283
Dominican Republic Government
International Bond
Series REGS
5.500% due 02/22/29 (Þ) 150 147
7.050% due 02/03/31 (Þ) 450 465
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 667
Ecopetrol SA
4.625% due 11/02/31 232 194
7.750% due 02/01/32 511 501
8.375% due 01/19/36 62 60
7.375% due 09/18/43 306 263
5.875% due 05/28/45 16 11
5.875% due 11/02/51 179 122
Ecuador Government International
Bond
Series REGS
8.611% due 07/31/30 (Þ)(ž) 229 145
5.500% due 07/31/35 (~)(Ê)(Þ) 241 158
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 200
Series REGS
9.450% due 02/04/33 (Þ) 221 218
8.500% due 01/31/47 (Þ) 400 320
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 43 43
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 538
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 526
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 699
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 145 148
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.122%)(Ê) 30 31
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 107 104
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 244 241
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 48
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 130 136
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 193 214
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 232 230
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 89 87
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 162 171
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 539 534
Export-Import Bank of India
Series REGS
3.250% due 01/15/30 (Þ) 200 183
2.250% due 01/13/31 (Þ) 784 664
First Majestic Silver Corp.
0.375% due 01/15/27 888 809
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 285
4.250% due 07/23/29 (Þ) 342 287
Freeport Indonesia PT
Series REGS
6.200% due 04/14/52 (Þ) 200 197
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 492
Ghana Government International Bond
7.875% due 08/07/27 (Æ)(Ø)(Š) 25 13
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 112 100
5.000% due 07/03/35 (~)(Æ)(Ê)
(Ø)(Þ) 161 118
Series REGS
5.000% due 07/03/28 (~)(Ê)(Þ) 28 25
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Þ) 709 678
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 290
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 352 375
6.500% due 04/26/30 (Þ) 253 251
HSBC Holdings PLC
6.500% due 09/15/37 100 104
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 200 178
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 200
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 587
Huarong Finance 2019 Co., Ltd.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 02/24/30 (Þ) 377 338
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 217 207
Series REGS
6.125% due 05/22/28 (Þ) 295 301
3.125% due 09/21/51 (Þ) 200 120
Indonesia Asahan Aluminium PT /
Mineral Industri Indonesia Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 184
Indonesia Government International
Bond
4.550% due 01/11/28 200 199
3.550% due 03/31/32 361 325
5.650% due 01/11/53 200 198
ING Groep NV
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(ƒ)(Þ) 200 210
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 184
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 199
7.250% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.084%)
(Ê)(ƒ)(Þ) 200 202
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 681
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 202
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 194
Jordan Government International Bond
Series REGS
7.500% due 01/13/29 (Þ) 273 272
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 192
6.375% due 10/24/48 (Þ) 464 426
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 203 201
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 233 231
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 199
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 587
Lloyds Banking Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê)(ƒ) 200 193
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 538
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 170
Mexico Government International
Bond
6.875% due 05/13/37 501 504
7.375% due 05/13/55 222 223
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 701 732
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 202
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 200
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 212
Navoi Mining & Metallurgical
Combinat
6.700% due 10/17/28 (Þ) 200 200
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 (Þ) 494 428
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 199
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 202
OCP SA
7.500% due 05/02/54 (Þ) 103 104
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 656
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 607
Oman Government International Bond
Series REGS
5.375% due 03/08/27 (Þ) 231 231
6.750% due 10/28/27 (Þ) 360 372
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 411
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 218 203
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 753 596

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Panama Government International
Bond
2.252% due 09/29/32 357 256
4.500% due 04/16/50 448 284
Paraguay Government International
Bond
Series REGS
4.950% due 04/28/31 (Þ) 200 193
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 462
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 254
Peruvian Government International
Bond
2.783% due 01/23/31 171 147
5.375% due 02/08/35 121 117
5.875% due 08/08/54 47 45
Petrobras Global Finance BV
6.900% due 03/19/49 100 94
6.750% due 06/03/50 2 2
6.850% due 12/31/99 637 573
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 284 35
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 246 30
5.500% due 04/12/37 (Æ)(Ø)(Þ) 77 9
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,431 905
Petroleos Mexicanos
6.375% due 01/23/45 787 524
Series REGS
6.625% due 12/31/99 (Þ) 894 573
Series WI
6.700% due 02/16/32 11 10
6.750% due 09/21/47 361 247
7.690% due 01/23/50 827 618
Petronas Capital, Ltd.
Series REGS
3.404% due 04/28/61 (Þ) 1,523 995
Philippine Government International
Bond
5.170% due 10/13/27 200 202
1.950% due 01/06/32 401 325
5.900% due 02/04/50 200 201
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 200 200
Series REGS
4.500% due 04/23/28 (Þ) 344 343
4.750% due 05/29/34 (Þ) 200 199
Republic of Angola Government
International Bond
Series REGS
8.000% due 11/26/29 (Þ) 336 303
Republic of Azerbaijan Government
International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.500% due 09/01/32 (Þ) 108 93
Republic of Chile Government
International Bond
4.950% due 01/05/36 404 383
3.500% due 01/25/50 225 155
Republic of Poland Government
International Bond
4.625% due 03/18/29 76 75
5.125% due 09/18/34 67 65
5.500% due 03/18/54 302 280
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 200 199
Republic of South Africa Government
International Bond
4.300% due 10/12/28 289 271
5.750% due 09/30/49 312 233
7.950% due 11/19/54 (Þ) 200 192
Republic of Zambia Government
International Bond
7.500% due 06/30/33 (~)(Ê)(Þ) 53 47
0.500% due 12/31/53 (Þ) 53 32
Romanian Government International
Bond
5.750% due 03/24/35 (Þ) 34 31
Series REGS
3.000% due 02/14/31 (Þ) 266 219
4.000% due 02/14/51 (Þ) 510 322
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 188
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 316 294
Series REGS
2.250% due 11/24/30 (Þ) 660 566
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 219 216
Series REGS
4.750% due 01/16/30 (Þ) 565 557
5.750% due 01/16/54 (Þ) 200 189
Sea, Ltd.
0.250% due 09/15/26 1,101 1,013
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 140 98
Societe Generale SA
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 192
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.790%)(Ê)(ƒ)(Þ) 200 199
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 211
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 400 436

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Bow Canadian Infrastructure
Holdings, Ltd.
7.500% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.667%)(Ê)(Þ) 110 113
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê)(Þ) 140 144
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 524 530
Sri Lanka Government International
Bond
3.600% due 08/15/27 (~)(Ê)(Þ) 131 108
3.600% due 11/15/27 (~)(Ê)(Þ) 34 27
3.600% due 12/15/27 (~)(Ê)(Þ) 147 104
SSR Mining, Inc.
2.500% due 04/01/39 622 604
Standard Chartered PLC
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.805%)(Ê)(ƒ)(Þ) 200 176
Sumitomo Life Insurance Co.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.841%)(Ê)(ƒ)(Þ) 200 198
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 180
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 207
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 200 199
Series REGS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 665 692
Tecpetrol SA
7.625% due 01/22/33 (Þ) 84 84
Telecommunications Co. Telekom
Srbija AD Belgrade
Series REGS
7.000% due 10/28/29 (Þ) 632 628
Tierra Mojada Luxembourg II Sarl
Series REGS
5.750% due 12/01/40 (Þ) 217 200
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 209
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
LIBOR + 3.208%)(Ê) 35 34
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 320 308
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 201 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 315 311
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 618
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 195
Trinidad Generation Unlimited
Series REGS
5.250% due 11/04/27 (Þ) 638 621
Turkiye Government International
Bond
6.500% due 01/03/35 264 249
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 700 698
UBS Group AG
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 175
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 198
6.850% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.630%)
(Ê)(ƒ)(Þ) 200 200
7.750% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.160%)
(Ê)(ƒ)(Þ) 200 210
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.758%)(Ê)(ƒ)(Þ) 200 231
Series 144A
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 200 218
Ukraine Government International
Bond
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 72 44
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 325 181
Series REGS
4.991% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 153 94
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (Æ)(Ø)(Þ) 933 768
Uruguay Government International
Bond
4.375% due 01/23/31 91 88
5.750% due 10/28/34 244 249
5.250% due 09/10/60 131 118
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 607
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 284 49
11.950% due 08/05/31 (Æ)(Ø)(Þ) 166 31
Vodafone Group PLC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 112
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 166 167
8.500% due 06/27/29 (Þ) 504 516
Ziraat Katilim Varlik Kiralama AS
9.375% due 11/12/26 (Þ) 342 362
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.777%)(Ê)(Þ) 200 170
65,303
Non-US Bonds - 0.5%
AIB Group PLC
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 222
CaixaBank SA
6.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.935%)(Ê)(ƒ)(Þ) EUR 200 213
Deutsche Bank AG
7.375% due 12/31/99 (EURIBOR
ICE Swap Rate + 5.112%)(Ê)(ƒ)(Þ) EUR 200 215
Erste Group Bank AG
7.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.407%)(Ê)(ƒ)(Þ) EUR 200 222
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) EUR 483 76
Natwest Group PLC
5.125% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.985%)(Ê)(ƒ) GBP 200 240
Stichting AK Rabobank Certificaten
6.500% due 12/29/49 (~)(Ê)(ƒ)(Þ) EUR 180 215
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 112
Unibail-Rodamco-Westfield
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.995%)(Ê)(ƒ)(Þ) EUR 100 113
1,628
Total Long-Term Investments
(cost $106,014) 106,922
Common Stocks - 51.4%
Consumer Discretionary - 6.5%
Alibaba Group Holding, Ltd. 64,860 783
Alibaba Group Holding, Ltd. - ADR 1,516 150
Amazon.com, Inc.(Æ) 6,162 1,465
Aristocrat Leisure, Ltd. 3,692 173
Autoliv, Inc. 3,264 316
AutoZone, Inc.(Æ) 79 265
Bandai Namco Holdings, Inc. 1,000 25
Bath & Body Works, Inc. 3,952 149
Best Buy Co., Inc. 292 25
Bridgestone Corp. 2,000 72
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caesars Entertainment, Inc.(Æ) 7,483 270
Cie Financiere Richemont SA Class A 2,163 415
Cie Generale des Etablissements
Michelin SCA
9,316 323
Comcast Corp. Class A 7,938 267
Costco Wholesale Corp. 548 537
CTS Eventim AG & Co. KGaA 329 32
Daiwa House Industry Co., Ltd. 600 19
Dassault Aviation SA 221 50
Dave & Buster's Entertainment, Inc.
(Æ)
8,033 213
Davide Campari-Milano NV 55,106 320
Deckers Outdoor Corp.(Æ) 672 119
Denny's Corp.(Æ) 31,061 197
Diageo PLC 7,238 217
DiDi Global, Inc. - ADR(Æ) 8,336 39
DR Horton, Inc. 1,016 144
eBay, Inc. 592 40
Ferguson Enterprises, Inc. 370 67
Ferrari NV 366 158
Foschini Group, Ltd. (The) 6,876 52
Fox Corp. Class B 4,741 230
Galaxy Entertainment Group, Ltd. 20,250 87
Games Workshop Group PLC 225 40
Gap, Inc. (The) 4,621 111
General Motors Co. 5,594 277
Genuine Parts Co. 146 17
Gildan Activewear, Inc. Class A 3,485 180
H World Group, Ltd. - ADR 2,180 70
Hermes International 115 322
Home Depot, Inc. (The) 498 205
Honda Motor Co., Ltd. 1,600 15
Howden Joinery Group PLC 8,186 83
Hyundai Department Store Co., Ltd. 3,549 122
Industria de Diseno Textil SA 7,396 403
InterContinental Hotels Group PLC 1,462 196
ITOCHU Corp. 6,800 313
JD.com, Inc. - ADR 2,065 84
JD.com, Inc. Class A 9,400 191
Kia Corp. 1,312 92
Kuaishou Technology(Æ)(Þ) 37,400 203
Kyocera Corp. 19,300 199
Lennar Corp. Class A 257 34
Li Auto, Inc. - ADR(Æ) 5,250 123
Li Auto, Inc. Class A(Æ) 7,600 90
Lojas Renner SA 36,417 85
LVMH Moet Hennessy Louis Vuitton
SE
485 349
Matthews International Corp. Class A 3,197 89
Mazda Motor Corp. 7,100 48
McDonald's Corp. 1,361 393
Meituan Class B(Æ)(Þ) 6,400 121
MercadoLibre, Inc.(Æ) 44 85
Millrose Properties, Inc. Class A(ö)(Š) 128 1
Moncler SpA 913 57
Mr Price Group, Ltd. 4,736 63
Netflix, Inc. Class B(Æ) 620 606
Next PLC 1,592 196
Nike, Inc. Class B 1,260 97

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nintendo Co., Ltd. 800 53
Omnicom Group, Inc. 304 26
Oriental Holdings BHD 21,374 34
PDD Holdings, Inc. - ADR(Æ) 580 65
Persimmon PLC Class A 1,492 23
PulteGroup, Inc. 646 74
Rational AG 35 31
Rolls-Royce Holdings PLC(Æ) 38,097 285
Ross Stores, Inc. 1,372 207
Santos Brasil Participacoes SA 29,850 67
Scout24 SE(Þ) 935 91
SEA, Ltd. - ADR(Æ) 1,453 177
Secom Co., Ltd. 600 20
Sekisui Chemical Co., Ltd. 5,300 88
SJM Holdings, Ltd.(Æ) 103,000 32
Spectris PLC 13,210 492
Subaru Corp. 1,900 33
Target Corp. 124 17
Taylor Wimpey PLC 15,036 22
Tencent Holdings, Ltd. 15,932 840
Tencent Holdings, Ltd. - ADR 1,327 70
Tesla, Inc.(Æ) 1,533 620
Thule Group AB (The)(Þ) 3,471 110
TJX Cos., Inc. (The) 4,191 523
Toyota Industries Corp. 2,500 208
Toyota Motor Corp. 800 15
Tri Pointe Homes, Inc.(Æ) 5,526 204
Under Armour, Inc. Class C(Æ) 29,640 223
Universal Music Group NV 6,446 180
Volkswagen AG 593 62
Walmart, Inc. 5,717 561
Williams-Sonoma, Inc. 399 84
Wolters Kluwer NV 213 39
Wuliangye Yibin Co., Ltd. Class A 3,800 67
XPeng, Inc. Class A(Æ) 5,000 38
Yamaha Corp. 36,100 255
Yum China Holdings, Inc. 1,707 79
Zalando SE(Æ)(Þ) 5,648 211
19,005
Consumer Staples - 2.4%
Albertsons Cos., Inc. Class A 1,078 22
Alimentation Couche-Tard, Inc. 339 18
Altria Group, Inc. 5,686 297
Ambev SA 40,791 77
Amorepacific Corp. 1,045 93
Anheuser-Busch InBev SA 262 13
Archer-Daniels-Midland Co. 387 20
Asahi Group Holdings, Ltd. 1,500 16
Astarta Holding PLC 5,199 53
Barry Callebaut AG 5 6
Beiersdorf AG 177 24
BIM Birlesik Magazalar AS 12,335 188
British American Tobacco PLC 775 31
Campbell Soup Co. 460 18
Carrefour SA 7,392 105
China Mengniu Dairy Co., Ltd. 105,000 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Resources Beverage Holdings
Co, Ltd.(Æ)
43,750 67
Church & Dwight Co., Inc. 279 29
Clorox Co. (The) 1,565 248
Coca-Cola Co. (The) 4,425 281
Coca-Cola Icecek AS 40,040 64
Colgate-Palmolive Co. 5,083 441
Conagra Brands, Inc. 577 15
CP ALL PCL 38,700 60
CVS Health Corp. 584 33
DO & CO AG(Æ) 418 84
Essity Aktiebolag Class B 595 15
First Pacific Co., Ltd. 68,000 38
First Resources, Ltd. 92,100 98
General Mills, Inc. 1,868 112
Genting Plantations Bhd 30,500 39
George Weston, Ltd. 113 17
Golden Agri-Resources, Ltd. 1,099,220 198
Grocery Outlet Holding Corp.(Æ) 20,658 334
GS Holdings Corp. 1,761 46
Haleon PLC 41,230 192
Henkel AG & Co. KGaA 301 23
Hershey Co. (The) 147 22
Hormel Foods Corp. 995 30
Imperial Tobacco Group PLC 1,101 37
Japan Tobacco, Inc. 700 18
JM Smucker Co. (The) 237 25
Kao Corp. 500 20
Kato Sangyo Co., Ltd. 600 17
Kellanova 1,175 96
Keurig Dr Pepper, Inc. 2,692 86
Kimberly-Clark Corp. 1,201 156
Kirin Holdings Co., Ltd. 1,300 16
Koninklijke Ahold Delhaize NV 590 21
Kraft Heinz Co. (The) 801 24
Kroger Co. (The) 2,335 144
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
Loblaw Cos., Ltd. 141 18
L'Oreal SA 679 251
Lotus Bakeries NV 3 32
Marks & Spencer Group PLC 20,439 85
McCormick & Co., Inc. 808 62
Metro, Inc. Class A 294 18
Mondelez International, Inc. Class A 3,515 204
Monster Beverage Corp.(Æ) 411 20
National Vision Holdings, Inc.(Æ) 19,395 221
PepsiCo, Inc. 2,395 361
Philip Morris International, Inc. 2,977 388
Procter & Gamble Co. (The) 2,294 381
Raia Drogasil SA 10,573 38
Tyson Foods, Inc. Class A 368 21
Unicharm Corp. 1,800 14
Unilever PLC 2,886 165
Uni-President Enterprises Corp. 23,000 54
US Foods Holding Corp.(Æ) 1,312 93
WH Group, Ltd.(Þ) 109,879 86
Zabka Group SA(Æ) 12,298 70

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6,918
Energy - 1.6%
Baker Hughes Co. 3,225 149
Cenovus Energy, Inc. 17,863 258
Chevron Corp. 1,257 188
Coterra Energy, Inc. 3,268 91
Daqo new Energy Corp. - ADR(Æ) 1,600 29
Ecopetrol SA - ADR 4,238 39
Enbridge, Inc. 649 28
EOG Resources, Inc. 1,954 246
Equinor ASA Class N 740 18
Exxon Mobil Corp. 4,610 492
Gazprom PJSC(Æ)(Š) 376,946 —
Hess Corp. 1,393 194
Imperial Oil, Ltd. 500 33
Japan Petroleum Exploration Co., Ltd. 6,000 42
Kinder Morgan, Inc. 1,368 38
NAC Kazatomprom JSC - GDR(Þ) 6,024 229
Paladin Energy Ltd.(Æ) 8,308 45
Petroleo Brasileiro SA - ADR 17,654 251
Phillips 66 206 24
Range Resources Corp. 4,942 183
Reliance Industries, Ltd. - GDR(Þ) 3,783 222
Schneider Electric SE 1,751 443
Shell PLC 2,129 70
Suncor Energy, Inc. 1,246 47
Targa Resources Corp. 1,304 257
TechnipFMC PLC 5,641 170
Teck Resources, Ltd. Class B 3,341 136
Tongwei Co., Ltd. Class A 39,300 111
TotalEnergies SE 778 45
Tourmaline Oil Corp. 1,077 49
Tullow Oil PLC(Æ) 92,600 21
Venture Global, Inc. 5,353 109
Williams Cos., Inc. (The) 6,894 382
YPF SA - ADR(Æ) 316 12
4,651
Financial Services - 14.3%
ABN AMRO Bank NV(Þ) 7,538 127
Absa Group, Ltd. 10,059 100
Aedifica SA(ö) 1,764 106
Affirm Holdings, Inc.(Æ) 450 28
Aflac, Inc. 2,078 223
Agree Realty Corp.(ö) 1,199 87
AIA Group, Ltd. 50,800 357
Air Lease Corp. Class A 6,174 285
Akbank TAS 104,866 188
Allianz SE 232 76
Allstate Corp. (The) 855 164
Alpha FX Group PLC(Þ) 2,181 69
Alpha Services and Holdings SA 50,354 93
Amadeus IT Group SA Class A 1,902 140
American Financial Group, Inc. 240 33
American Homes 4 Rent Class A(ö) 3,836 133
American Tower Corp.(ö) 499 92
Americold Realty Trust, Inc.(ö) 12,039 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ameriprise Financial, Inc. 286 155
Arch Capital Group, Ltd. 500 47
Argan SA(ö) 897 59
Ashmore Group PLC 8,009 17
Assicurazioni Generali SpA 1,306 41
Assurant, Inc. 255 55
Aurizon Holdings, Ltd. 11,595 24
AvalonBay Communities, Inc.(ö) 939 208
AXA Equitable Holdings 3,269 178
Baloise Holding AG 73 13
Banca Mediolanum SpA 3,837 52
Banco BTG Pactual SA 10,663 59
Banco Santander SA 12,661 65
Bank Central Asia Tbk PT 270,382 157
Bank Leumi Le-Israel BM 2,014 25
Bank Mandiri Persero Tbk PT 407,092 149
Bank of America Corp. 2,663 123
Bank of Ireland Group PLC 18,083 179
Bank of Montreal 977 97
Bank of New York Mellon Corp. (The) 454 39
Bank of Nova Scotia (The) 287 15
Bank Rakyat Indonesia Persero Tbk PT 326,613 84
BDO Unibank, Inc. 61,876 146
Beazley PLC 15,059 156
Berkshire Hathaway, Inc. Class B(Æ) 831 389
BGC Group, Inc. Class A 57,187 546
Big Yellow Group PLC(ö) 6,308 75
BlackRock, Inc. 291 313
Blackstone, Inc. Class A 1,524 270
BNP Paribas SA 2,130 145
BOC Hong Kong Holdings, Ltd. 6,500 21
Brixmor Property Group, Inc.(ö) 7,038 183
Brookfield Corp. 1,380 84
Brown & Brown, Inc. 313 33
Camden Property Trust(ö) 725 82
Canadian Imperial Bank of Commerce 1,620 102
CapitaLand Integrated Commercial
Trust Class A(ö)
124,500 178
Capitec Bank Holdings, Ltd. 773 123
Catena AB 1,220 53
Chailease Holding Co., Ltd. 13,000 45
Charles Schwab Corp. (The) 1,711 142
Charter Hall Group(ö) 14,846 144
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
158,500 129
China International Capital Corp., Ltd.
Class H(Þ)
56,400 93
China Merchants Bank Co., Ltd. Class
H
14,500 79
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
35,700 48
China Resources Land, Ltd. 43,500 132
Chubb, Ltd. 212 58
Cincinnati Financial Corp. 645 88
CITIC Securities Co., Ltd. Class H 23,000 63
Citigroup, Inc. 3,310 270
CK Hutchison Holdings, Ltd. Class B 49,000 246
Clarivate PLC(Æ) 65,430 355

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Close Brothers Group PLC(Æ) 4,313 17
CME Group, Inc. Class A 1,846 437
Country Garden Services Holdings
Co., Ltd.
91,000 59
Cresud SACIF y A - ADR 2,144 28
Crown Castle, Inc.(ö) 5,437 485
Daiwa Office Investment Corp.(ö) 18 34
DBS Group Holdings, Ltd. 4,300 141
Digital Core REIT Management Pte,
Ltd.(ö)
144,600 80
Digital Realty Trust, Inc.(ö) 6,324 1,036
Dime Community Bancshares, Inc. 5,008 156
DNB Bank ASA 919 20
EastGroup Properties, Inc.(ö) 1,351 229
Equinix, Inc.(ö) 1,049 958
Equities AB 3,818 125
Equity LifeStyle Properties, Inc. Class
A(ö)
58 4
Erie Indemnity Co. Class A 84 34
Erste Group Bank AG 275 17
Essex Property Trust, Inc.(ö) 829 236
EXOR NV 532 50
Extra Space Storage, Inc.(ö) 3,289 507
Fairfax Financial Holdings, Ltd. 49 66
Fastighets AB Balder Class B(Æ) 26,882 192
Fidelis Insurance Holdings, Ltd. 11,132 184
Fidelity National Financial, Inc. 518 30
FinecoBank Banca Fineco SpA 12,631 240
Franklin Resources, Inc. 2,564 57
Frasers Centrepoint Trust(ö) 67,300 106
Gecina SA(ö) 608 59
Goodman Group(ö) 27,277 619
Grainger PLC 28,450 75
Great-West Lifeco, Inc. 779 25
Grupo Financiero Banorte SAB de CV
Class O
17,560 121
Grupo Financiero Galicia SA
- ADR(Æ)
530 36
Haci Omer Sabanci Holding AS 28,843 80
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
4,393 84
Hana Financial Group, Inc. 3,881 161
Hang Seng Bank, Ltd. 1,600 20
Hankook Technology Group Co., Ltd. 5,709 67
Hannover Rueck SE 292 77
Hartford Financial Services Group, Inc.
(The)
1,172 131
HDFC Bank, Ltd. - ADR 7,275 441
Healthcare Realty Trust, Inc.(ö) 17,433 292
Highwoods Properties, Inc.(ö) 3,921 117
Hiscox, Ltd. 10,780 146
Hong Kong Exchanges & Clearing,
Ltd.
3,600 140
Host Hotels & Resorts, Inc.(ö) 16,480 275
HSBC Holdings PLC 7,162 75
iA Financial Corp., Inc. 211 20
ICICI Bank, Ltd. - ADR 20,341 583
Industrivarden AB Class A 580 21
ING Groep NV 789 13
Ingenia Communities Group(ö) 43,387 154
Insurance Australia Group, Ltd. 7,375 42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intact Financial Corp. 600 107
Investor AB Class B 6,382 182
Invincible Investment Corp.(ö) 181 79
Invitation Homes, Inc.(ö) 20,521 639
Iron Mountain, Inc.(ö) 4,918 500
Japan Metropolitan Fund Investment
Corp.(ö)
158 96
Japan Post Bank Co., Ltd. Class A 1,600 17
Japan Post Holdings Co., Ltd. 1,900 20
JPMorgan Chase & Co. 2,203 589
Kasikornbank PCL 9,800 47
KB Financial Group, Inc. 3,417 214
KE Holdings, Inc. - ADR 8,555 149
Kemper Corp. 9,805 659
Kenedix Office Investment Corp. Class
A(ö)
138 138
Kimco Realty Corp.(ƒ)(ö) 18,936 423
Klepierre SA(ö) 8,774 261
Korean Reinsurance Co. 8,463 48
Lamar Advertising Co. Class A(ö) 668 84
Land Securities Group PLC(ö) 24,685 178
LEG Immobilien SE 1,675 139
Link Real Estate Investment Trust(ö) 25,730 106
London Stock Exchange Group PLC 2,327 347
LondonMetric Property PLC(ö) 33,186 76
Longfor Group Holdings, Ltd.(Þ) 184,500 233
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 5
M&T Bank Corp. 106 21
Manulife Financial Corp. 6,191 185
Markel Group, Inc.(Æ) 12 22
Marsh & McLennan Cos., Inc. 1,950 423
MasterCard, Inc. Class A 1,249 694
MetLife, Inc. 2,091 181
Mitsubishi Estate Co., Ltd. 23,900 347
Mitsubishi UFJ Financial Group, Inc. 5,000 63
Mitsui Fudosan Co., Ltd. 55,675 503
Mitsui Fudosan Logistics Park, Inc.(ö) 232 153
Mizuho Financial Group, Inc. 5,200 143
Morgan Stanley 299 41
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
3,900 81
Muenchener Rueckversicherungs-
Gesellschaft AG
476 258
National Bank Holdings Corp. Class A 8,215 354
National Bank of Greece SA 6,807 59
National Storage REIT(ö) 80,411 112
NatWest Group PLC 37,166 199
Newmark Group, Inc. Class A 10,056 142
Nippon Accommodations Fund, Inc.(ö) 25 94
Nippon Prologis REIT, Inc.(ö) 57 87
Nomura Holdings, Inc. 16,000 104
Nomura Real Estate Holdings, Inc. 2,100 56
Nomura Real Estate Master Fund, Inc.
(ö)
101 97
Nordea Bank Abp 11,724 139
Northern Trust Corp. 277 31
Nyfosa AB(Æ) 3,966 41

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Omega Healthcare Investors, Inc.(ö) 7,882 292
Orix JREIT, Inc.(ö) 73 81
Oversea-Chinese Banking Corp., Ltd. 8,700 111
Parkway Life Real Estate Investment
Trust(ö)
46,900 134
Perella Weinberg Partners 2,298 59
Ping An Insurance Group Co. of China,
Ltd. Class H
64,061 359
Piraeus Financial Holdings SA 23,277 106
PNC Financial Services Group, Inc.
(The)
95 19
Principal Financial Group, Inc. 764 63
Progressive Corp. (The) 968 239
Prologis, Inc.(ö) 8,076 963
Prosperity Bancshares, Inc. 4,473 358
Prosus NV(Æ) 4,390 168
Public Storage(ö) 1,841 550
Qifu Technology, Inc. - ADR 5,696 227
Raiffeisen Bank International AG 1,218 28
Raymond James Financial, Inc. 162 27
REA Group, Ltd. 651 100
Realty Income Corp.(ö) 5,689 311
Regions Financial Corp. 852 21
RELX PLC 3,627 180
Resona Holdings, Inc. 29,800 221
Ringkjoebing Landbobank A/S 51 8
Royal Bank of Canada 2,346 286
Safestore Holdings PLC(ö) 15,878 121
Sampo OYJ Class A 1,846 76
Samsung Fire & Marine Insurance Co.,
Ltd.
289 75
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Schroders PLC 24,053 105
Segro PLC(ö) 23,604 210
SEI Investments Co. 473 41
SGS SA 720 70
Simon Property Group, Inc.(ö) 5,902 1,026
Sprott, Inc. 552 24
Standard Bank Group, Ltd. 3,880 45
Stockland(ö) 73,921 236
Sumitomo Mitsui Financial Group, Inc. 900 22
Sun Communities, Inc.(ö) 4,449 563
Sun Hung Kai Properties, Ltd. 19,000 170
Sun Life Financial, Inc. 2,138 123
Swiss Re AG 178 27
Swissquote Group Holding SA 324 141
T Rowe Price Group, Inc. 253 30
TAG Immobilien AG 2,789 42
Talanx AG 639 54
Tokio Marine Holdings, Inc. 5,300 175
Toronto-Dominion Bank (The) 516 29
Travelers Cos., Inc. (The) 802 197
UDR, Inc.(ö) 8,665 362
Unibail-Rodamco-Westfield(ö) 1,307 109
United Overseas Bank, Ltd. 800 22
Unum Group 2,273 173
Ventas, Inc.(ö) 2,158 130
VGP NV 621 53
VICI Properties, Inc.(ö) 13,565 404
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Visa, Inc. Class A 710 243
Vonovia SE 9,925 305
VTB Bank PJSC(Æ)(Š) 143,250 —
W.R. Berkley Corp. 1,519 89
Warehouses De Pauw CVA(ö) 2,844 61
Webster Financial Corp. 8,141 490
Wells Fargo & Co. 3,176 250
Welltower, Inc.(ö) 11,771 1,607
Weyerhaeuser Co.(ö) 7,790 239
Wharf Real Estate Investment Co., Ltd. 52,000 129
Yellow Cake PLC(Æ)(Þ) 15,882 96
Yoma Strategic Holdings, Ltd.(Æ) 417,882 23
Zurich Insurance Group AG 378 229
42,091
Health Care - 4.1%
Abbott Laboratories 2,147 275
AbbVie, Inc. 761 140
Alcon, Inc. 1,455 133
Align Technology, Inc.(Æ) 62 14
Aspen Pharmacare Holdings, Ltd. 2,973 28
AstraZeneca PLC 2,096 295
Becton, Dickinson and Co. 1,228 304
BeiGene, Ltd. - ADR(Æ) 79 18
Boston Scientific Corp.(Æ) 489 50
Bristol-Myers Squibb Co. 5,311 313
Cencora, Inc. Class A 133 34
Centene Corp.(Æ) 392 25
ChemoMetec A/S 2,179 168
Chong Kun Dang Pharmaceutical Corp. 261 15
Cigna Group (The) 218 64
Cochlear, Ltd. 894 177
Cooper Cos, Inc. (The)(Æ) 1,402 135
Danaher Corp. 734 164
Elevance Health, Inc. 145 57
Eli Lilly & Co. 760 616
Encompass Health Corp. 1,969 195
Enovis Corp. Class W(Æ) 14,710 691
Euroapi SA(Æ) 15,784 53
Fisher & Paykel Healthcare Corp., Ltd. 2,054 44
Fresenius SE & Co. KGaA 425 16
FUJIFILM Holdings Corp. 900 20
Genmab A/S(Æ) 298 59
Gerresheimer AG - GDR 537 38
Gilead Sciences, Inc. 2,293 223
Globus Medical, Inc. Class A(Æ) 1,151 107
GSK Finance No. 3 PLC 6,557 115
HCA Healthcare, Inc. 95 31
Henry Schein, Inc.(Æ) 190 15
Humana, Inc. 46 14
IDEXX Laboratories, Inc.(Æ) 508 214
Innovent Biologics, Inc.(Æ)(Þ) 39,000 166
Innoviva, Inc.(Æ) 9,205 172
Insulet Corp.(Æ) 345 96
Intuitive Surgical, Inc.(Æ) 439 251
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
12,200 75
Johnson & Johnson 5,808 884

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kyorin Pharmaceutical Co., Ltd. 10,000 95
Labcorp Holdings, Inc. 85 21
Lifco AB Class B 3,420 112
Lonza Group AG 65 41
McKesson Corp. 61 36
Medtronic PLC 3,790 344
Merck & Co., Inc. 2,643 261
Merck KGaA 95 14
Molina Healthcare, Inc.(Æ) 939 291
Novartis AG 2,955 310
Novo Nordisk A/S Class B 6,952 587
Ono Pharmaceutical Co., Ltd. 1,200 12
Otsuka Holdings Co., Ltd. 300 16
PACS Group, Inc.(Æ) 2,347 34
Pfizer, Inc. 2,154 57
Pro Medicus, Ltd. 684 118
QIAGEN NV(Æ) 1,921 86
Quest Diagnostics, Inc. 194 32
Regeneron Pharmaceuticals, Inc. 31 21
Roche Holding AG 647 207
Sanofi SA 4,725 513
Sartorius Stedim Biotech 239 55
Shionogi & Co., Ltd. 1,500 22
Siemens Healthineers AG(Þ) 1,147 65
Smith & Nephew PLC 18,970 242
Straumann Holding AG 1,345 191
Stryker Corp. 83 32
Suzuken Co., Ltd. 700 22
Teleflex, Inc. 2,204 397
Tenet Healthcare Corp.(Æ) 1,728 243
Terumo Corp. 1,000 19
United Therapeutics Corp.(Æ) 98 34
UnitedHealth Group, Inc. 863 468
Varex Imaging Corp.(Æ) 9,653 133
Vertex Pharmaceuticals, Inc.(Æ) 364 168
WuXi AppTec Co., Ltd. Class H(Þ) 5,300 38
Zoetis, Inc. Class A 914 156
11,997
Materials and Processing - 3.3%
AddTech AB Class B 3,868 113
Agnico Eagle Mines, Ltd. 1,476 137
Alcoa Corp. 6,070 214
Aluminum Corp. of China, Ltd. Class A 91,400 98
Aluminum Corp. of China, Ltd. Class
H
144,000 92
Amcor PLC 1,272 12
Anglo American Platinum, Ltd. 10,995 386
Anglo American PLC 4,536 134
Anglogold Ashanti PLC 13,336 403
ArcelorMittal SA 7,453 185
Aris Mining Corp.(Æ) 19,970 74
Artemis Gold, Inc.(Æ) 4,336 47
Ashland, Inc. 5,219 331
Atlas Arteria, Ltd. 20,638 65
Babcock International Group PLC 23,837 159
Barrick Gold Corp. 14,397 236
Bear Creek Mining Corp.(Æ) 25,338 6
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Belimo Holding AG 101 74
BHP Group, Ltd. 3,728 92
BrightView Holdings, Inc.(Æ) 7,996 126
Carrier Global Corp. 1,901 124
CCL Industries, Inc. Class B 821 41
Cemex SAB de CV - ADR 19,914 118
Copart, Inc.(Æ) 892 52
CRH PLC 445 44
Diploma PLC 2,509 141
Ecolab, Inc. 131 33
Equinox Gold Corp.(Æ) 34,046 205
ERO Copper Corp.(Æ) 19,382 260
Fastenal Co. 379 28
First Quantum Minerals, Ltd.(Æ) 12,523 157
Fortescue Metals Group, Ltd. 5,937 69
Freeport-McMoRan, Inc. 3,083 111
Fresnillo PLC 7,630 66
Gabriel Resources, Ltd.(Æ) 341,501 2
Geberit AG 156 87
General Electric Co. 785 160
Givaudan SA 10 44
Glencore PLC(Æ) 15,552 67
Gold Fields, Ltd. - ADR 9,961 169
Heidelberg Materials AG 181 26
Holcim AG(Æ) 1,068 107
Impala Platinum Holdings, Ltd.(Æ) 67,086 370
International Tower Hill Mines, Ltd.
(Æ)
41,509 19
Investment AB Latour Class B 1,117 29
Ivanhoe Electric, Inc.(Æ) 4,997 30
Ivanhoe Mines, Ltd. Class A(Æ) 14,756 158
K+S AG 19,839 278
Kronos Worldwide, Inc. 24,373 234
LG Chem, Ltd. 297 48
Linde PLC 535 239
LKQ Corp. 588 22
Lotte Chemical Corp. 1,482 57
LyondellBasell Industries NV Class A 313 24
Masco Corp. 717 57
MHP SE - GDR(Æ)(Þ) 18,022 97
Mitsui Chemicals, Inc. 1,700 37
Mondi PLC 2,293 36
Newmont Corp. 5 , 480 234
Northern Dynasty Minerals, Ltd.(Æ) 100,371 66
NOVAGOLD Resources, Inc.(Æ) 28,224 88
Novonesis (Novozymes) B Class B 5,334 305
Nucor Corp. 153 20
Packaging Corp. of America 246 52
Perpetua Resources Corp.(Æ) 5,722 68
Polyus PJSC - GDR(Æ)(Þ) 5,777 —
PPG Industries, Inc. 190 22
Rayonier Advanced Materials, Inc.(Æ) 21,058 168
Rio Tinto PLC 434 26
Rio Tinto, Ltd. 250 18
Royal Gold, Inc. 1,425 199
RPM International, Inc. 655 83
Sandstorm Gold, Ltd. 3,518 21
Seabridge Gold, Inc.(Æ) 13,725 168

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shenzhen International Holdings, Ltd. 33,500 30
Sherwin-Williams Co. (The) 490 175
Shin-Etsu Chemical Co., Ltd. 4,200 131
Sociedad Quimica y Minera de Chile
SA - ADR
2,780 110
Southern Copper Corp. 1,259 115
Symrise AG 480 49
Ternium SA - ADR 1,540 46
ThyssenKrupp AG - ADR 12,188 61
UPM-Kymmene OYJ 1,670 49
Vale SA Class B - ADR 11,306 105
Western Copper & Gold Corp.(Æ) 9,487 10
Wheaton Precious Metals Corp. 3,305 206
Zijin Mining Group Co., Ltd. Class H 112,000 210
9,665
Producer Durables - 6.9%
Adyen NV(Æ)(Þ) 93 151
Aena SME SA(Þ) 2,631 567
Aeroports de Paris SA 1,072 122
Airbus SE 2,203 381
Airtac International Group 5,000 131
Allfunds Group PLC 19,731 101
AO Smith Corp. 408 27
AP Moller - Maersk A/S Class B 94 139
Arcosa, Inc. 1,825 185
Atlas Copco AB Class A 15,221 255
Atlas Copco AB Class B 12,269 183
Auckland International Airport, Ltd. 33,423 163
Automatic Data Processing, Inc. 934 283
Avery Dennison Corp. 395 73
BAE Systems PLC 13,121 199
Brother Industries, Ltd. 4,100 72
Canadian National Railway Co. 1,278 134
Canadian Pacific Kansas City, Ltd. 3,071 244
Canon, Inc. 5,800 187
Cellnex Telecom SA(Þ) 3,031 101
Central Japan Railway Co. 800 15
Charoen Pokphand Foods PCL 114,700 75
China Communications Services Corp.,
Ltd. Class H
170,000 97
China Merchants Port Holdings Co.,
Ltd.
42,000 71
Cintas Corp. 1,679 337
Cleanaway Waste Management, Ltd. 43,212 75
Contemporary Amperex Technology
Co., Ltd. Class A
4,300 153
CSX Corp. 11,691 384
Cummins, Inc. 376 134
Custom Truck One Source, Inc.(Æ) 69,701 355
Danone SA 5,495 384
Denso Corp. 4,700 65
Deutsche Post AG 424 15
DL E&C Co., Ltd. 3,837 82
Dover Corp. 137 28
East Japan Railway Co. 1,000 18
Eiffage SA 339 30
EMCOR Group, Inc. 540 242
Equifax, Inc. 679 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Expeditors International of Washington,
Inc.
147 17
FedEx Corp. 168 45
Fortive Corp. 276 22
Fraport AG Frankfurt Airport Services
Worldwide(Æ)
703 42
Fukuda Corp. 1,000 33
Fuyao Glass Industry Group Co., Ltd.
Class A
12,200 100
Gartner, Inc.(Æ) 219 119
GE Vernova, Inc. 457 170
GEA Group AG 7,147 378
General Dynamics Corp. 1,103 283
Getlink SE 7,751 124
GFL Environmental, Inc. 1,514 65
Graco, Inc. 1,183 100
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
3,668 35
Grupo Aeroportuario del Pacifico SAB
de CV Class B
8,832 163
Grupo Aeroportuario del Sureste SAB
de CV Class B
9,858 268
Guangshen Railway Co., Ltd. Class H 186,000 50
Halma PLC 2,775 104
Hi Sun Technology China, Ltd.(Æ) 333,000 13
Holley, Inc.(Æ) 23,704 72
Honeywell International, Inc. 1,193 267
Huntington Ingalls Industries, Inc. 226 45
Hyundai Heavy Industries Co., Ltd.(Æ) 556 88
Illinois Tool Works, Inc. 361 94
International Container Terminal
Services, Inc.
12,690 76
Intertek Group PLC 4,329 273
Jacobs Solutions, Inc. 130 18
Japan Airport Terminal Co., Ltd. 2,100 68
Kamigumi Co., Ltd. 2,100 46
Keppel Corp., Ltd. 11,900 59
Kirby Corp.(Æ) 1,199 131
Knorr-Bremse AG 1,285 102
Kone OYJ Class B 906 47
Kongsberg Gruppen ASA 1,062 126
Koninklijke Vopak NV 1,758 80
L3Harris Technologies, Inc. 128 27
Larsen & Toubro, Ltd. - GDR(Þ) 4,110 168
LG Energy Solution, Ltd.(Æ) 248 60
Logitech International SA 2,509 250
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 11
Marubeni Corp. 6,700 100
Mettler-Toledo International, Inc.(Æ) 261 356
Mitsubishi Corp. 10,511 168
Mitsubishi Electric Corp. 8,100 133
Mitsui OSK Lines, Ltd. 2,200 75
Moody's Corp. 531 265
Mueller Industries, Inc. 2,588 204
MYR Group, Inc.(Æ) 1,524 216
Nestle SA 5,287 450
Nippon Yusen 4,100 129
Northrop Grumman Corp. 232 113
Otis Worldwide Corp. 1,416 135
PACCAR, Inc. 403 45

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pan Ocean Co., Ltd. 6,635 15
Paychex, Inc. 974 144
Poste Italiane SpA(Þ) 1,567 24
Pyeong Hwa Automotive Co., Ltd. 2,491 17
Qube Holdings, Ltd. 53,654 139
Real Alloy(Æ)(Š) 42 3,305
Republic Services, Inc. Class A 91 20
Rollins, Inc. 1,042 52
Ryanair Holdings PLC - ADR 9,861 460
S&P Global, Inc. 445 232
Samsung Heavy Industries Co., Ltd.
(Æ)
7,852 70
Sandvik AB 1,142 24
SF Holding Co., Ltd. Class H(Æ) 25,447 108
Snap-on, Inc. 145 51
Spirax-Sarco Engineering PLC 282 28
Techtronic Industries Co., Ltd. 12,500 168
Teledyne Technologies, Inc.(Æ) 37 19
Tenaris SA 1,626 31
Textron, Inc. 298 23
Trade Desk, Inc. (The) Class A(Æ) 2,190 260
TransDigm Group, Inc. 129 175
Transurban Group 21,676 180
Trelleborg AB Class B 2,828 106
Tutor Perini Corp.(Æ) 13,410 323
Union Pacific Corp. 1,060 263
Verisk Analytics, Inc. Class A 70 20
Vinci SA 754 81
W.W. Grainger, Inc. 39 41
Wartsila OYJ Abp Class B 2,304 43
Waste Connections, Inc. 368 68
Waste Management, Inc. 115 25
Weir Group PLC (The) 16,669 499
West Japan Railway Co. 4,600 85
WSP Global, Inc. 109 18
Yangzijiang Shipbuilding Holdings,
Ltd.
62,937 141
Zhejiang Expressway Co., Ltd. Class H 114,000 82
20,413
Technology - 9.2%
8x8, Inc.(Æ) 107,811 302
AAC Technologies Holdings, Inc. 39,500 203
Accenture PLC Class A 374 144
Adobe, Inc.(Æ) 230 101
Airbnb, Inc. Class A(Æ) 987 129
Akamai Technologies, Inc.(Æ) 225 22
Allegion PLC 922 122
Alpha & Omega Semiconductor, Ltd.
(Æ)
3,951 152
Alphabet, Inc. Class A 5,183 1,057
Alphabet, Inc. Class C 4,305 885
Amentum Holdings, Inc.(Æ) 806 17
Ansys, Inc.(Æ) 259 91
Apple, Inc. 10,489 2,475
Applied Materials, Inc. 1,262 228
AppLovin Corp. Class A(Æ) 772 285
ASM International NV 664 382
ASML Holding NV 486 360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Auto Trader Group PLC(Þ) 5,018 49
Baidu, Inc. Class A(Æ) 13,400 152
Baidu, Inc. - ADR(Æ) 397 36
BE Semiconductor Industries NV 498 64
Booking Holdings, Inc. 67 317
Broadcom, Inc. 5,039 1,115
Cars.com, Inc.(Æ) 11,604 208
CGI, Inc. 354 42
Check Point Software Technologies,
Ltd.(Æ)
132 29
Cisco Systems, Inc. 7,031 426
Cognizant Technology Solutions Corp.
Class A
410 34
Constellation Software, Inc. 14 46
Corning, Inc. 3,858 201
DoorDash, Inc. Class A(Æ) 1,670 315
Electronic Arts, Inc. 128 16
Fair Isaac Corp.(Æ) 125 234
Fiserv, Inc.(Æ) 225 49
Fortinet, Inc.(Æ) 1,338 135
Hewlett Packard Enterprise Co. 1,690 36
Hon Hai Precision Industry Co., Ltd. 47,000 254
Infosys, Ltd. - ADR 18,839 413
Intel Corp. 781 15
International Business Machines Corp. 175 45
Juniper Networks, Inc. 2,954 103
Kanzhun, Ltd. - ADR(Æ) 3,093 45
Keyence Corp. 600 259
KLA Corp. 176 130
Lam Research Corp. 1,040 84
Leidos Holdings, Inc. 186 26
LG Corp. Class H 2,627 134
MediaTek, Inc. 6,000 265
Meta Platforms, Inc. Class A 1,325 913
Microsoft Corp. 6,335 2,629
Motorola Solutions, Inc. 586 275
MSCI, Inc. Class A 762 455
NAVER Corp. 734 109
NCAB Group AB 7,208 43
NCR Voyix Corp.(Æ) 8,916 110
Nemetschek SE 1,232 148
NetApp, Inc. 1,116 136
NetEase, Inc. - ADR 499 51
Nice, Ltd.(Æ) 407 68
Nokia OYJ 56,303 264
NVIDIA Corp. 11,592 1,392
Obic Co., Ltd. 500 15
Ooma, Inc.(Æ) 5,806 83
Oracle Corp. 1,128 192
Orange SA 1,553 17
Otsuka Corp. 3,900 88
Parade Technologies, Ltd. 6,000 127
Parsons Corp.(Æ) 2,143 170
PAX Global Technology, Ltd. 40,000 25
Pinterest, Inc. Class A(Æ) 7,651 252
QUALCOMM, Inc. 3,509 607
Reply SpA 884 146
Roku, Inc.(Æ) 194 16
Roper Technologies, Inc. 52 30

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Salesforce, Inc. 450 154
Samsung Electronics Co., Ltd. 16,472 587
SAP SE 1,816 505
SES SA 8,371 27
Shopify, Inc. Class A(Æ) 107 12
Signify NV(Þ) 12,733 276
Silicon Motion Technology Corp.
- ADR
4,422 241
Singapore Telecommunications, Ltd. 22,400 55
SK Hynix, Inc. 1,815 247
Skyworks Solutions, Inc. 1,229 109
SoftBank Corp. 33,000 42
Softcat PLC 5,077 101
Sony Group Corp. 4,200 93
Spark New Zealand, Ltd. 11,740 19
Swisscom AG 81 45
Taiwan Semiconductor Manufacturing
Co., Ltd.
48,000 1,631
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
3,334 698
Texas Instruments, Inc. 169 31
Tokyo Electron, Ltd. 1,000 170
Tower Semiconductor, Ltd.(Æ) 5,850 286
Trend Micro, Inc. 1,900 113
Trip.com Group, Ltd. - ADR(Æ) 1,243 87
Uber Technologies, Inc.(Æ) 2,403 161
Unimicron Technology Corp. 26,000 109
Vimeo, Inc.(Æ) 25,744 173
Vivid Seats, Inc. Class A(Æ) 38,117 164
Vodafone Group PLC 127,126 108
Xero, Ltd.(Æ) 419 47
Xiaomi Corp. Class B(Æ)(Þ) 51,600 258
27,142
Utilities - 3.1%
AES Corp. (The) 11,091 122
Alliant Energy Corp. 951 56
Ameren Corp. 843 79
American Electric Power Co., Inc. 1,361 134
AT&T, Inc. 4,680 111
Atmos Energy Corp. 141 20
BKV Corp.(Æ) 4,972 122
Brookfield Renewable Corp. 1,988 53
Canadian Natural Resources, Ltd. 4,734 144
Centrais Eletricas Brasileiras SA 31,286 193
CGN Power Co., Ltd. Class H(Þ) 160,000 52
Cheniere Energy, Inc. 247 55
China Yangtze Power Co., Ltd. Class A 35,100 140
Cia Paranaense de Energia - Copel 13,835 21
CLP Holdings, Ltd. 3,500 29
CMS Energy Corp. 244 16
ConocoPhillips Co. 196 19
Consolidated Edison, Inc. 1,610 151
Constellation Energy Corp. 762 229
Deutsche Telekom AG 10,506 352
DTE Energy Co. 231 28
Duke Energy Corp. 215 24
Edison International 1,943 105
Elisa OYJ 955 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enbridge, Inc. 3,005 130
Endesa SA 1,011 22
Enel SpA 27,601 196
Engie SA 7,994 132
ENN Energy Holdings, Ltd. 22,196 151
Entergy Corp. 2,074 168
Evergy, Inc. 190 12
Eversource Energy 259 15
Exelon Corp. 4,769 191
Expand Energy Corp. 1,601 163
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 410,745,540 —
FirstEnergy Corp. 421 17
Fortis, Inc. 411 17
Fortum OYJ 18,271 265
GAIL India, Ltd. - GDR(Þ) 5,021 61
Gaztransport Et Technigaz SA 419 64
Hong Kong & China Gas Co., Ltd. 24,000 18
Iberdrola SA 8,486 120
Inpex Corp. 2,200 26
Kansai Electric Power Co., Inc. (The) 2,700 30
KDDI Corp. 5,600 187
Kinetik Holdings, Inc. 838 54
Korea Electric Power Corp. 8,924 128
Korea Electric Power Corp. - ADR 4,838 35
Kosmos Energy, Ltd.(Æ) 9,337 30
KT Corp. - ADR 19,143 332
LG Uplus Corp. 59,638 411
MEG Energy Corp. Class A 2,480 41
MTN Group, Ltd. 18,953 116
National Grid PLC 51,365 625
Naturgy Energy Group SA 1,433 35
NextEra Energy, Inc. 4,731 339
Nippon Telegraph & Telephone Corp. 197,800 194
NiSource, Inc. 2,578 96
Osaka Gas Co., Ltd. 800 16
Ovintiv, Inc. 2,503 106
Pembina Pipeline Corp. 7,262 262
PG&E Corp. 10,012 157
Portland General Electric Co. 6,001 247
Power Assets Holdings, Ltd. 10,500 68
PPL Corp. 941 32
PRIO SA(Æ) 5,000 35
Public Service Enterprise Group, Inc. 1,662 139
Redeia Corp. SA 775 13
RusHydro PJSC(Æ)(Š) 121,714,026 —
RWE AG 2,503 78
Scottish & Southern Energy PLC 716 14
Sempra Energy 528 44
South Bow Corp. Class W 1,675 40
Southern Co. (The) 232 19
TC Energy Corp. 6,692 302
Telefonica SA 4,022 16
Telstra Group, Ltd. 17,293 42
Tenaga Nasional BHD 18,000 55
Terna - Rete Elettrica Nazionale 3,742 31
T-Mobile US, Inc. 140 33
Tokyo Gas Co., Ltd. 1,400 40
Veolia Environnement SA 8,924 254

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verbund AG Class A 553 42
Verizon Communications, Inc. 2,350 93
Vistra Corp. 750 126
WEC Energy Group, Inc. 1,652 164
Xcel Energy, Inc. 1,180 79
9,264
Total Common Stocks
(cost $133,587) 151,146
Investments in Other Funds - 0.1%
iShares MSCI India ETF 5,621
287
Total Investments in Other
Funds
(cost $319) 287
Preferred Stocks - 2.4%
Consumer Discretionary - 0.0%
Ford Motor Co.
6.500% due 08/15/62 1,772 43
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 241
Henkel AG & Co. KGaA
2.216% (Ÿ) 386 34
275
Energy - 0.0%
Petroleo Brasileiro SA
15.848% (Ÿ) 10,082 65
Financial Services - 1.8%
AEGON Funding Co. LLC
5.100% due 12/15/49 5,653 116
Affiliated Managers Group, Inc.
5.875% due 03/30/59 2,012 47
4.750% due 09/30/60 3,600 67
4.200% due 09/30/61 6,032 98
6.750% due 03/30/64 3,036 76
Allstate Corp. (The)
4.750% due 04/15/25(¢) 1,681 34
5.100% due 04/15/25(¢) 4,730 106
American Financial Group, Inc.
5.125% due 12/15/59 2,575 52
Apollo Global Management, Inc.
7.625% due 09/15/53 2,455 66
Arch Capital Group, Ltd.
5.450% due 03/22/25(¢) 4,155 90
4.550% due 06/11/26(¢) 3,656 68
Assurant, Inc.
5.250% due 01/15/61 1,556 32
Athene Holding, Ltd.
7.250% due 03/30/64 4,319 109
4.875% due 12/30/25(¢) 4,797 85
7.750% due 12/30/27(¢) 2,251 59
6.350% due 06/30/29(¢) 4,892 120
Axis Capital Holdings, Ltd.
5.500% due 03/22/25(¢) 3,937 82
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Corp.
5.000% due 03/22/25(¢) 3,204 69
5.375% due 03/22/25(¢) 4,587 106
5.875% due 03/22/25(¢) 3,156 79
4.375% due 11/03/25(¢) 5,447 103
4.125% due 02/02/26(¢) 4,821 87
4.250% due 11/17/26(¢) 5,437 99
4.750% due 02/17/27(¢) 1,694 35
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 59
4.875% due 12/09/26(¢) 3,330 54
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 42
Brookfield Oaktree Holdings LLC
6.550% due 03/22/25(¢) 3,130 69
Capital One Financial Corp.
4.800% due 06/01/25(¢) 4,634 89
Carlyle Finance LLC
4.625% due 05/15/61 1,923 35
Corebridge Financial, Inc.
6.375% due 12/15/64 2,130 52
Equitable Holdings, Inc.
5.250% due 06/15/25(¢) 4,000 86
4.300% due 03/15/26(¢) 2,547 47
F&G Annuities & Life, Inc.
7.950% due 12/15/53 3,401 90
First Horizon Bank(Þ)
5.401% due 03/21/25(¢) 129 94
Itau Unibanco Holding SA
12.207% (Ÿ) 12,591 73
JPMorgan Chase & Co.
5.750% due 06/01/25(¢) 2,023 50
4.550% due 06/01/26(¢) 5,478 109
4.625% due 06/01/26(¢) 1,532 31
4.200% due 09/01/26(¢) 1,712 32
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 4,274 81
Lincoln National Corp.
9.000% due 12/01/27(¢) 1,450 39
M&T Bank Corp.
7.500% due 06/15/29(¢) 6,283 169
MetLife, Inc.
4.750% due 06/15/25(¢) 4,288 90
Morgan Stanley
6.375% due 04/15/25(¢) 4,019 101
6.875% due 04/15/25(¢) 2,293 58
4.250% due 01/15/27(¢) 3,793 70
5.850% due 04/15/27(¢) 3,089 75
6.500% due 10/15/27(¢) 1,585 41
6.625% due 10/15/29(¢) 12,815 333
Public Storage
4.700% due 03/22/25(¢) 1,780 35
4.750% due 03/22/25(¢) 900 18
4.625% due 06/17/25(¢) 2,640 51
Regions Financial Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.700% due 05/15/29(¢) 3,229 80
Reinsurance Group of America, Inc.
7.125% due 10/15/52 1,419 38
RenaissanceRe Holdings, Ltd.
5.750% due 03/22/25(¢) 1,907 43
4.200% due 07/15/26(¢) 1,979 33
TPG Operating Group II, LP
6.950% due 03/15/64 3,594 91
Truist Bank
5.250% due 06/01/25(¢) 4,021 90
Truist Financial Corp.
4.750% due 09/01/25(¢) 3,552 73
US Bancorp
5.584% due 03/22/25(¢) 64 56
4.000% due 04/15/26(¢) 2,151 38
W.R. Berkley Corp.
5.100% due 12/30/59 3,428 72
4.250% due 09/30/60 1,772 32
Wells Fargo & Co.
4.750% due 06/15/25(¢) 13,120 265
4.700% due 12/15/25(¢) 5,266 105
4.375% due 03/15/26(¢) 2,957 55
4.250% due 09/15/26(¢) 3,568 65
5,194
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
3.243% due 01/03/49(Ÿ) 1,447 85
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.920% due 01/24/30(Ÿ) 3,008 88
United States Cellular Corp.
5.500% due 06/01/70 2,296 51
139
Utilities - 0.4%
AT&T, Inc.
5.350% due 11/01/66 2,303 55
4.750% due 03/22/25(¢) 2,079 40
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 30
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 2,250 41
CMS Energy Corp.
5.875% due 10/15/78 2,871 67
DTE Energy Co.
4.375% due 10/15/80 1,821 34
4.375% due 12/01/81 1,844 35
Duke Energy Corp.
5.750% due 03/22/25(¢) 2,116 53
SCE Trust V
5.450% due 03/15/26(¢) 3,657 85
SCE Trust VI
5.000% due 03/22/25(¢) 3,431 59
SCE Trust VII
7.500% due 11/22/28(¢) 7,104 166
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCE Trust VIII
6.950% due 05/13/29(¢) 4,261 95
Southern Co. (The)
4.200% due 10/15/60 1,809 34
4.950% due 01/30/80 4,878 101
6.500% due 03/15/85 2,010 53
Telephone and Data Systems, Inc.
6.625% due 03/31/26(¢) 2,218 50
United States Cellular Corp.
6.250% due 09/01/69 2,457 59
5.500% due 03/01/70 1,802 40
1,097
Total Preferred Stocks
(cost $7,008) 6,898
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Apr 2025
5,975.00 Put (10) USD 5,975 (ÿ) 109
Total Options Purchased
(cost $90) 109
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Grupo Financiero Galicia SA(Æ)
  2025 Rights 5 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 6.6%
Alarm.com, Inc.
5.354% due 01/15/26 (ž) 1,030 980
Arbor Realty Trust, Inc.
7.500% due 08/01/25 87 87
Cardlytics, Inc.
1.000% due 09/15/25 292 263
Chegg, Inc.
0.125% due 03/15/25 439 431
EZCORP, Inc.
2.375% due 05/01/25 567 561
Five9, Inc.
0.500% due 06/01/25 321 316
Fiverr International, Ltd.
5.958% due 11/01/25 (ž) 292 279
Hat Holdings I LLC
0.000% due 05/01/25 (Þ) 271 294
Health Catalyst, Inc.
2.500% due 04/15/25 72 71
High Ridge Brands Co.
8.875% due 03/15/25 (ç)(Š) 1,640 —
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 977 951
Mesa Laboratories, Inc.
1.375% due 08/15/25 700 682
National Vision Holdings, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 05/15/25 729 720
NeoGenomics, Inc.
1.250% due 05/01/25 247 243
NuVasive, Inc.
0.375% due 03/15/25 628 624
Okta, Inc.
0.125% due 09/01/25 379 368
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 583 568
Pegasystems, Inc.
0.750% due 03/01/25 525 523
Petroleos de Venezuela SA
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 68 8
Retrophin, Inc.
2.500% due 09/15/25 117 115
Two Harbors Investment Corp.
6.250% due 01/15/26 408 405
U.S. Cash Management Fund(@) 8,444,048
(∞)
8,442
Vail Resorts, Inc.
4.919% due 01/01/26 (ž) 992 949
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 73 11
Wayfair, Inc.
0.625% due 10/01/25 960 928
Wix.com, Ltd.
4.702% due 08/15/25 (ž) 669 652
Total Short-Term Investments
(cost $19,508) 19,471
Total Investments - 96.8%
(identified cost $266,526) 284,833
Other Assets and Liabilities,
Net - 3.2%
9,526
Net Assets - 100.0%
294,359

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
19.4%
ABN AMRO Bank NV 03/23/23 EUR 7,538 15.92 120
127
Abu Dhabi Government International Bond 11/02/22 882,000 69.86 616
585
Adnoc Murban Rsc, Ltd. 09/04/24 356,000 99.03 353
336
Adyen NV 09/10/24 EUR 93 1,460.51 136
151
Aena SME SA 11/09/15 EUR 2,631 159.81 365
567
Aeropuerto Internacional De Tocumen SA 02/16/23 662,000 79.53 526
456
African Export-Import Bank (The) 12/15/22 548,000 90.03 493
506
AIB Group PLC 04/24/24 EUR 200,000 107.37 215
223
Alpha FX Group PLC 07/25/24 GBP 2,181 28.67 63
69
AltaGas, Ltd. 09/16/24 120,000 100.20 120
121
Ares Management Corp. 06/24/21 89,000 100.04 89
85
Auto Trader Group PLC 06/28/24 GBP 5,018 10.75 54
49
Avianca Midco 2 PLC 01/30/25 200,000 99.03 198
195
AXA SA 03/30/23 100,000 103.98 104
107
Axian Telecom 03/08/23 381,000 95.70 365
378
Bahrain Government International Bond 09/24/24 200,000 104.80 210
203
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 93.58 187
197
Banco Nacional de Panama 01/23/24 203,000 79.61 162
161
Bank Gospodarstwa Krajowego 07/01/24 215,000 99.28 213
212
Bank Negara Indonesia Persero Tbk PT 02/15/24 562,000 91.24 513
535
BNP Paribas SA 08/08/22 200,000 100.00 200
207
BNP Paribas SA 11/21/22 200,000 103.25 206
215
BNP Paribas SA 05/12/23 200,000 69.77 140
172
BNP Paribas SA 08/07/23 400,000 101.13 404
421
BNP Paribas SA 09/03/24 200,000 100.00 200
201
CaixaBank SA 01/16/25 EUR 200,000 103.77 208
213
CBB International Sukuk Programme Co. WLL 07/18/24 400,000 95.62 382
382
Cellnex Telecom SA 10/07/22 EUR 3,031 32.01 97
101
Centrais Eletricas Brasileiras SA 07/23/24 350,000 91.62 321
319
CGN Power Co., Ltd. 10/28/22 HKD 160,000 0.25 41
52
China Government International Bond 11/13/24 473,000 99.59 471
476
China International Capital Corp., Ltd. 09/11/23 HKD 56,400 1.70 96
93
Codelco Metals, Inc. 09/05/23 220,000 99.90 220
218
Comision Federal de Electricidad 06/15/22 260,000 94.42 245
244
Commerzbank AG 10/01/24 200,000 100.00 200
201
Corp. Financiera de Desarrollo SA 02/16/23 200,000 91.76 184
185
Corp. Nacional del Cobre de Chile 03/22/22 871,000 80.95 705
522
Costa Rica Government International Bond 10/23/24 232,000 103.81 241
238
Dai-ichi Life Insurance Co. Ltd. (The) 01/07/25 200,000 100.00 200
202
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
241
Deutsche Bank AG 11/14/24 EUR 200,000 105.28 211
215
Development Bank of Kazakhstan JSC 04/04/24 281,000 99.80 280
283
Dominican Republic Government International Bond 03/20/23 450,000 98.71 444
465
Dominican Republic Government International Bond 10/17/24 150,000 99.25 149
147
DP World PLC 03/22/22 620,000 115.84 718
667
Ecuador Government International Bond 10/03/22 241,268 45.09 109
158
Ecuador Government International Bond 02/29/24 229,173 53.06 122
145
Egypt Government International Bond 06/28/24 400,000 75.16 301
320
Egypt Government International Bond 01/28/25 221,000 100.00 221
218
Egypt Government International Bond 01/28/25 200,000 100.00 200
200
Emirates NBD Bank PJSC 03/22/22 539,000 99.73 538
538
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
526
Empresa Nacional del Petroleo 03/22/22 921,000 83.95 773
699
Erste Group Bank AG 12/18/24 EUR 200,000 110.89 222
222
Eskom Holdings SOC, Ltd. 03/22/22 539,000 101.49 547
534
Export-Import Bank of India 03/22/22 784,000 90.17 707
664
Export-Import Bank of India 11/06/24 200,000 91.85 184
183
Farm Credit Bank of Texas 07/15/20 125,000 1.00 125
123
First Horizon Bank 12/07/22 129 808.04 104
94
Franshion Brilliant, Ltd. 07/26/22 342,000 77.29 264
287
Franshion Brilliant, Ltd. 10/19/22 300,000 87.69 263
285
Freeport Indonesia PT 04/22/24 200,000 94.71 189
197
GA Global Funding Trust 06/24/21 165,000 99.32 164
159
GAIL India, Ltd. 10/04/24 5,021 1,673.55 84
61
Georgian Railway JSC 03/22/22 563,000 90.38 509
492
Ghana Government International Bond 10/10/24 161,472 72.61 117
118
Ghana Government International Bond 10/10/24 112,288 88.07 99
100
Ghana Government International Bond 11/20/24 28,000 87.22 24
25

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 425
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Global Atlantic Finance Co. 06/04/24 125,000 100.18 125
131
Grupo Energia Bogota SA 03/22/22 709,000 101.20 718
678
Guatemala Government International Bond 06/06/23 294,000 100.00 294
290
Halyk Savings Bank of Kazakhstan JSC 03/02/22 4,393 8.82 39
84
Hartford Financial Services Group, Inc. (The) 02/05/21 107,000 94.67 101
99
Hat Holdings I LLC 10/13/23 271,000 103.13 279
294
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 352,000 100.64 354
375
Hazine Mustesarligi Varlik Kiralama AS 11/19/24 253,000 99.79 252
251
Huarong Finance 2017 Co., Ltd. 02/16/23 595,000 93.84 558
587
Huarong Finance 2019 Co., Ltd. 03/09/23 377,000 78.04 294
338
Hungary Government International Bond 07/25/23 295,000 100.45 296
301
Hungary Government International Bond 01/03/24 217,000 98.02 213
207
Hungary Government International Bond 11/06/24 200,000 60.02 120
120
ILFC E-Capital Trust I 04/29/21 100,000 82.94 83
82
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 03/09/23 200,000 88.06 176
184
ING Groep NV 10/13/22 200,000 68.98 138
184
ING Groep NV 09/16/24 200,000 102.50 205
202
ING Groep NV 09/25/24 200,000 107.75 215
210
Innovent Biologics, Inc. 11/10/23 HKD 39,000 5.10 199
166
Instituto Costarricense de Electricidad 03/22/22 762,000 79.61 607
681
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
202
Ivory Coast Government International Bond 01/23/24 200,000 98.18 196
194
Jordan Government International Bond 01/17/24 273,000 99.08 270
272
KazMunayGas National Co. JSC 03/22/22 464,000 91.07 423
426
KazMunayGas National Co. JSC 03/22/22 200,000 95.29 191
192
Kenya Government International Bond 02/12/24 203,000 97.54 198
201
Khazanah Global Sukuk Bhd 07/19/23 233,000 100.00 233
231
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99.97 200
199
Krung Thai Bank PCL 10/19/22 600,000 78.56 471
587
Kuaishou Technology 06/10/22 HKD 37,400 7.79 291
203
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
154
Larsen & Toubro, Ltd. 05/10/22 4,110 38.00 156
168
Lebanon Government International Bond 10/31/22 EUR 483,000 8.87 43
76
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 06/16/23 HKD 184,500 1.58 292
233
MARA Holdings, Inc. 01/15/25 175,000 84.18 147
150
Match Group Financeco, Inc. 11/01/23 221,000 93.06 206
209
Mazoon Assets Co. 03/22/22 545,000 102.01 556
538
Meituan 06/21/24 HKD 6,400 17.84 114
121
MetLife Capital Trust IV 11/27/18 300,000 110.80 332
328
MetLife, Inc. 07/14/16 125,000 138.91 174
147
Mexico City Airport Trust 03/22/22 213,000 88.31 188
170
MHP SE 03/16/21 18,022 5.59 101
97
MP Materials Corp. 03/07/24 918,000 92.96 853
871
MVM Energetika Zrt. 01/23/24 701,000 102.92 722
732
NAC Kazatomprom JSC 12/17/19 6,024 13.00 78
229
Navoi Mining & Metallurgical Combinat 10/09/24 200,000 100.00 200
200
Nigeria Government International Bond 09/20/22 494,000 75.78 374
428
Nippon Life Insurance Co. 11/08/22 200,000 93.01 186
199
Nordea Bank Abp 09/15/20 200,000 113.66 227
202
OCP SA 04/24/24 103,000 97.28 100
104
OCP, Inc. 03/22/22 755,000 91.65 692
656
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 104.94 600
607
Oman Government International Bond 09/20/22 360,000 101.44 365
372
Oman Government International Bond 12/03/24 231,000 99.95 231
231
OQ SAOC 03/22/22 418,000 99.69 417
411
Pakistan Government International Bond 01/21/25 218,000 92.06 201
203
Pakistan Water and Power Development Authority 03/22/22 753,000 73.09 550
596
Paraguay Government International Bond 11/15/24 200,000 95.91 192
193
Pertamina Persero PT 04/18/22 650,000 81.97 533
462
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 83.10 264
254
Petroleos de Venezuela SA 05/14/24 245,706 17.95 44
30
Petroleos de Venezuela SA 08/06/24 67,701 100.00 68
8
Petroleos de Venezuela SA 01/15/25 77,000 11.52 9
9
Petroleos de Venezuela SA 01/15/25 283,600 11.72 33
35
Petroleos del Peru SA 03/22/22 1,431,000 69.46 1,030
905
Petroleos Mexicanos 03/22/22 894,000 64.84 580
573
Petronas Capital, Ltd. 04/01/22 1,523,000 77.46 1,276
995

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Polyus PJSC 10/20/22 1 — —
—
Porch Group, Inc. 12/06/24 466,000 80.68 376
384
Poste Italiane SpA 09/10/24 EUR 1,567 13.72 22
24
Qatar Government International Bond 10/30/23 344,000 97.97 337
343
Qatar Government International Bond 05/21/24 200,000 99.56 199
200
Qatar Government International Bond 01/13/25 200,000 97.86 196
199
Reliance Industries, Ltd. 03/21/22 3,783 59.66 226
222
Repay Holdings Corp. 05/22/23 963,000 93.59 901
903
Republic of Angola Government International Bond 09/24/24 336,000 92.55 311
303
Republic of Azerbaijan Government International Bond 09/21/22 108,000 85.80 93
93
Republic of Serbia Government International Bond 06/05/24 200,000 97.96 196
199
Republic of South Africa Government International Bond 11/12/24 200,000 100.00 200
192
Republic of Zambia Government International Bond 06/28/24 52,899 48.96 26
32
Republic of Zambia Government International Bond 06/28/24 52,761 88.03 46
47
Romania Government International Bond 02/12/24 510,000 68.29 348
322
Romania Government International Bond 10/22/24 34,000 96.32 33
31
Romanian Government International Bond 12/10/24 266,000 83.36 222
219
Samruk-Kazyna JSC 03/22/22 200,000 94.52 189
188
Saudi Arabian Oil Co. 03/22/22 660,000 93.67 618
566
Saudi Arabian Oil Co. 07/10/24 316,000 97.65 309
294
Saudi Government International Bond 01/18/24 219,000 99.14 217
216
Saudi Government International Bond 10/18/24 565,000 99.75 564
557
Saudi Government International Bond 01/24/25 200,000 93.95 188
189
SBL Holdings, Inc. 02/04/20 85,000 85.44 73
84
SBL Holdings, Inc. 06/17/21 129,000 96.86 125
120
SBL Holdings, Inc. 12/09/24 39,000 91.02 35
35
Scout24 SE 07/25/24 EUR 935 83.23 78
91
Senegal Government International Bond 02/05/24 140,000 73.30 103
98
Siemens Healthineers AG 10/14/22 EUR 1,147 48.95 56
65
Signify NV 06/10/22 EUR 12,733 30.40 387
276
Societe Generale SA 11/14/22 200,000 100.00 200
211
Societe Generale SA 11/07/23 400,000 104.25 417
436
Societe Generale SA 11/14/24 200,000 100.00 200
199
Societe Generale SA 01/21/25 200,000 95.88 192
192
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 110,000 100.55 111
113
South Bow Canadian Infrastructure Holdings, Ltd. 08/14/24 140,000 101.50 142
144
Southern Gas Corridor CJSC 03/22/22 524,000 101.77 533
530
Sri Lanka Government International Bond 12/20/24 33,612 68.98 23
27
Sri Lanka Government International Bond 12/20/24 147,001 70.43 104
104
Sri Lanka Government International Bond 12/20/24 131,253 71.88 94
108
Standard Chartered PLC 10/31/24 200,000 87.75 176
176
Stichting AK Rabobank Certificaten 05/03/24 EUR 180,000 118.50 213
215
Sumitomo Life Insurance Co. 01/10/24 200,000 100.00 200
198
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
180
Swedbank AB 02/06/24 200,000 100.00 200
207
TC Ziraat Bankasi AS 01/15/25 665,000 102.73 683
692
TC Ziraat Bankasi AS 01/28/25 200,000 99.49 199
199
Tecpetrol SA 01/16/25 84,000 99.94 84
84
Telecommunications Co. Telekom Srbija AD Belgrade 12/12/24 632,000 100.10 633
628
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
112
Thule Group AB (The) 11/01/24 SEK 3,471 33.36 116
110
Tierra Mojada Luxembourg II Sarl 10/19/22 216,818 69.91 152
200
Transnet SOC, Ltd. 07/25/23 607,000 99.66 605
618
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.38 199
195
Trinidad Generation Unlimited 12/12/24 638,000 98.55 629
621
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 97.00 679
698
UBS Group AG 10/13/22 200,000 85.30 171
198
UBS Group AG 11/09/23 200,000 102.08 204
231
UBS Group AG 01/17/24 200,000 105.70 211
218
UBS Group AG 07/10/24 200,000 82.67 165
175
UBS Group AG 09/16/24 200,000 101.05 202
200
UBS Group AG 01/15/25 200,000 103.63 207
210
Ukraine Government International Bond 08/30/24 72,086 42.27 30
44
Ukraine Government International Bond 08/30/24 324,801 45.14 147
181
Ukraine Government International Bond 10/10/24 152,819 55.82 85
94
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 932,610 86.27 805
768
Unibail-Rodamco-Westfield 01/18/24 EUR 100,000 111.08 111
113
Uzbekneftegaz JSC 03/22/22 687,000 84.51 581
607

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 427
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Venezuela Government International Bond 03/19/24 283,600 19.75 56
49
Venezuela Government International Bond 07/30/24 73,300 15.32 11
11
Venezuela Government International Bond 09/06/24 166,000 15.72 26
31
WH Group, Ltd. 09/10/24 HKD 109,879 0.77 85
86
WuXi AppTec Co., Ltd. 12/17/24 HKD 5,300 7.10 38
38
Xiaomi Corp. 09/10/24 HKD 51,600 2.39 123
258
Yellow Cake PLC 09/23/19 GBP 15,882 3.42 54
96
YPF SA 02/16/23 166,000 87.60 145
167
YPF SA 07/25/23 504,000 89.77 452
516
Zalando SE 12/14/23 EUR 5,648 27.66 134
211
Ziraat Katilim Varlik Kiralama AS 03/14/24 342,000 103.86 355
362
Zurich Finance (Ireland) Designated Activity Co. 08/28/24 200,000 86.18 172 170
57,080
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 44 GBP 4,082 03/25
(108)
MSCI EAFE Index Futures 300 USD 35,557 03/25
504
MSCI Emerging Markets Index Futures 55 USD 2,999 03/25
(54)
Russell 2000 E-Mini Index Futures 7 USD 803 03/25
(29)
S&P 400 E-Mini MidCap Index Futures 1 USD 325 03/25
(7)
S&P 500 E-Mini Index Futures 62 USD 18,808 03/25
(226)
United States 2 Year Treasury Note Futures 65 USD 13,366 03/25
(5)
United States 5 Year Treasury Note Futures 256 USD 27,236 03/25
(142)
United States 10 Year Treasury Note Futures 419 USD 45,606 03/25
(753)
United States 10 Year Ultra Treasury Note Futures 76 USD 8,464 03/25
(186)
United States Treasury Long Bond Futures 9 USD 1,025 03/25
(23)
United States Treasury Ultra Bond Futures 47 USD 5,568 03/25 30
Short Positions
EURO STOXX 50 Index Futures 401 EUR 21,217 03/25
(1,338)
Euro-Bund Futures 46 EUR 6,096 03/25
200
FTSE 100 Index Futures 69 GBP 5,976 03/25
(335)
Hang Seng Index Futures 61 HKD 61,991 02/25
(220)
Japanese 10 Year Government Bond Futures 8 JPY 1,125,360 03/25
89
Japanese 10 Year Mini Government Bond Futures 3 JPY 42,222 03/25
1
MSCI Emerging Markets Index Futures 65 USD 3,544 03/25
72
Russell 2000 E-Mini Index Futures 60 USD 6,886 03/25
246
S&P 500 E-Mini Index Futures 75 USD 22,752 03/25
245
S&P/TSX 60 Index Futures 14 CAD 4,319 03/25
(41)
SPI 200 Index Futures 16 AUD 3,403 03/25
(62)
TOPIX Index Futures 41 JPY 1,144,310 03/25
(134)
United States 5 Year Treasury Note Futures 10 USD 1,064 03/25
8
United States Treasury Ultra Bond Futures 3 USD 355 03/25 16
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,252)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 10 5,175.00 USD 5,175 04/17/25 (19)
Total Liability for Options Written (premiums received $19) (19)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 41 CAD 59 02/03/25 —
Bank of America USD 19 TRY 690 02/03/25 —
Bank of America HKD 98 USD 13 02/04/25 —
Bank of America HKD 146 USD 19 02/04/25 —
Bank of New York USD 642 NOK 7,300 02/10/25 3
Bank of New York DKK 3,746 USD 530 03/19/25 8
Bank of New York EUR 3,008 USD 3,172 03/19/25 46
Bank of New York GBP 1,118 USD 1,426 03/19/25 39
Bank of New York HKD 10,169 USD 1,309 03/19/25 3
Bank of New York JPY 225,762 USD 1,501 03/19/25 38
Barclays DKK 3,746 USD 530 03/19/25 8
Barclays EUR 3,008 USD 3,169 03/19/25 41
Barclays GBP 1,118 USD 1,424 03/19/25 38
Barclays HKD 10,169 USD 1,309 03/19/25 3
Barclays JPY 225,762 USD 1,498 03/19/25 35
BNP Paribas DKK 3,746 USD 530 03/19/25 8
BNP Paribas EUR 3,008 USD 3,170 03/19/25 42
BNP Paribas GBP 1,118 USD 1,425 03/19/25 39
BNP Paribas HKD 10,169 USD 1,309 03/19/25 3
BNP Paribas JPY 225,762 USD 1,501 03/19/25 38
Brown Brothers Harriman EUR 1,260 USD 1,312 02/27/25 3
Brown Brothers Harriman GBP 192 USD 237 02/27/25 (1)
Citigroup USD 642 NOK 7,300 02/10/25 3
Citigroup SEK 9,241 USD 833 02/10/25 —
HSBC CHF 1,157 USD 1,278 02/10/25 6
HSBC DKK 3,746 USD 531 03/19/25 9
HSBC EUR 3,008 USD 3,179 03/19/25 52
HSBC GBP 1,118 USD 1,426 03/19/25 40
HSBC HKD 10,169 USD 1,310 03/19/25 3
HSBC JPY 225,762 USD 1,499 03/19/25 36
Royal Bank of Canada USD 445 EUR 432 02/10/25 3
Royal Bank of Canada USD 382 GBP 308 02/10/25 —
State Street USD 69 AUD 110 02/03/25 —
State Street USD 653 CHF 571 03/19/25 (24)
State Street USD 6 EUR 6 02/03/25 —
State Street USD 13 EUR 13 02/03/25 —
State Street USD 14 EUR 13 02/03/25 —
State Street USD 61 EUR 59 02/03/25 —
State Street USD 6 GBP 5 02/03/25 —
State Street USD 452 GBP 362 02/10/25 (3)
State Street USD 7 JPY 1,040 02/10/25 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 429
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 6 SEK 64 02/10/25 —
State Street AUD 2,956 USD 1,883 03/19/25 45
State Street CAD 1,845 USD 1,311 03/19/25 39
State Street CHF 4 USD 5 02/10/25 —
State Street EUR 2 USD 2 02/10/25 —
State Street HKD 25 USD 3 02/04/25 —
State Street JPY 3,101 USD 20 02/03/25 —
State Street JPY 60,942 USD 389 02/10/25 (4)
State Street NOK 110 USD 10 02/10/25 —
State Street NOK 8,070 USD 725 03/19/25 12
State Street SEK 300 USD 27 02/03/25 —
State Street SEK 11,488 USD 1,055 03/19/25 16
UBS AUD 719 USD 448 02/10/25 1
Westpac DKK 3,746 USD 530 03/19/25 8
Westpac EUR 3,008 USD 3,172 03/19/25 45
Westpac GBP 1,118 USD 1,425 03/19/25 39
Westpac HKD 10,169 USD 1,309 03/19/25 3
Westpac JPY 225,762 USD 1,501 03/19/25 38
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 761
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets Index Bank of America USD 12,000 (1.000%)
(2)
12/20/29 334 (42) 292
Total Open Credit Indices - Purchase Protection Contracts 334 (42) 292
Total Open Credit Default Swap Contracts (å) 334 (42) 292
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 39,991 $ — $ — $ 39,991
International Debt — 65,290 13 — 65,303
Non-US Bonds — 1,628 — — 1,628
Common Stocks
Consumer Discretionary 9,945 9,059 1 — 19,005
Consumer Staples 4,371 2,547 — — 6,918
Energy 3,451 1,200 — — 4,651

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Financial Services 26,365 15,726 — — 42,091
Health Care 7,848 4,149 — — 11,997
Materials and Processing 5,604 4,061 — — 9,665
Producer Durables 8,189 8,919 3,305 — 20,413
Technology 19,538 7,604 — — 27,142
Utilities 5,197 4,067 — — 9,264
Investments in Other Funds 287 — — — 287
Preferred Stocks 6,355 543 — — 6,898
Options Purchased 109 — — — 109
Warrants and Rights — — — — —
Short-Term Investments — 11,029 — 8,442 19,471
Total Investments 97,259 175,813 3,319 8,442 284,833
Other Financial Instruments
Assets
Futures Contracts 1,411 — — — 1,411
Foreign Currency Exchange Contracts — 793 — — 793
Credit Default Swap Contracts — 292 — — 292
Liabilities
Futures Contracts (3,663) — — — (3,663)
Options Written (19) — — — (19)
Foreign Currency Exchange Contracts — (32) — — (32)
Total Other Financial Instruments
*
$ (2,271) $ 1,053 $ — $ — $ (1,218)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Investments
International Debt Other* 13
Common Stocks
Consumer Discretionary Other* 1
Producer Durables Discounted cash flow*** Discount rate** 13.3% 3,305
Market approach*** EBITDA multiple**** 6.05x
Discount to guideline
comparables 9.7%

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 431
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Total Investments 3,319
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended January 31, 2025 were less than 1% of net assets.
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
1/31/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
1/31/2025
Long-Term Investments
International Debt $13 $— $— $1 $— $— $— $(1) $13 $(1)
Common Stocks
Consumer Discretionary — 1 — — — — — — 1 —
Producer Durables 3,433 — — — — — — (128) 3,305 1,815
Total Investments
$3,446 $1 $— $1 $— $— $— $(129) $3,319 $1,814
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
303
Argentina ............................................................................................
1,403
Australia .............................................................................................
2,717
Austria ................................................................................................
428
Azerbaijan ..........................................................................................
623
Bahrain ...............................................................................................
1,192
Belgium ..............................................................................................
266
Bermuda .............................................................................................
76
Brazil ..................................................................................................
3,325
Canada ................................................................................................
10,201
Chile ...................................................................................................
2,086
China ..................................................................................................
9,997
Colombia ............................................................................................
2,144
Costa Rica ..........................................................................................
919
Denmark .............................................................................................
1,265
Dominican Republic ..........................................................................
612
Ecuador ..............................................................................................
303
Egypt ..................................................................................................
1,243
Finland ...............................................................................................
1,127
France .................................................................................................
6,297
Georgia ...............................................................................................
492
Germany .............................................................................................
4,127
Ghana .................................................................................................
306
Greece ................................................................................................
257
Guatemala ..........................................................................................
290
Hong Kong .........................................................................................
1,341
Hungary ..............................................................................................
1,359
India ...................................................................................................
2,736

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Indonesia ............................................................................................
3,078
Ireland ................................................................................................
699
Israel ...................................................................................................
1,060
Italy ....................................................................................................
1,769
Ivory Coast .........................................................................................
194
Jamaica ...............................................................................................
199
Japan ..................................................................................................
7,558
Jordan .................................................................................................
272
Kazakhstan .........................................................................................
1,402
Kenya .................................................................................................
201
Lebanon ..............................................................................................
77
Luxembourg .......................................................................................
282
Macao .................................................................................................
119
Malaysia .............................................................................................
1,354
Mauritius ............................................................................................
378
Mexico ...............................................................................................
4,246
Morocco .............................................................................................
761
Myanmar ............................................................................................
23
Netherlands ........................................................................................
2,837
New Zealand ......................................................................................
273
Nigeria ................................................................................................
428
Norway ...............................................................................................
163
Oman ..................................................................................................
1,553
Pakistan ..............................................................................................
798
Panama ...............................................................................................
1,682
Paraguay .............................................................................................
193
Peru ....................................................................................................
1,399
Philippines ..........................................................................................
951
Poland ................................................................................................
632
Qatar ...................................................................................................
741
Romania .............................................................................................
571
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,823
Senegal ...............................................................................................
98
Serbia .................................................................................................
827
Singapore ...........................................................................................
2,076
South Africa .......................................................................................
3,837
South Korea .......................................................................................
3,448
Spain ..................................................................................................
2,246
Sri Lanka ............................................................................................
239
Sweden ...............................................................................................
2,305
Switzerland ........................................................................................
3,008
Taiwan ................................................................................................
3,424
Thailand .............................................................................................
890
Trinidad and Tobago ..........................................................................
816
Turkey ................................................................................................
3,346
Ukraine ...............................................................................................
1,237
United Arab Emirates .........................................................................
2,125
United Kingdom .................................................................................
10,040
United States ......................................................................................
148,047
Uruguay ..............................................................................................
456
Uzbekistan ..........................................................................................
808
Venezuela, Bolivarian Republic of ....................................................
173

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 433
Amounts in thousands
Country Exposure
Fair Value
$
Zambia ...............................................................................................
236
Total Investments ............................................................................... 284,833
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,535 $ 64,895 $ 73,986 $ (2) $ — $ 8,442 $ 146 $ —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 16.4%
Corporate Bonds and Notes - 10.1%
8x8, Inc.
4.000% due 02/01/28 589 499
Affirm Holdings, Inc.
5.114% due 11/15/26 (ž) 1,816 1,661
Airbnb, Inc.
5.120% due 03/15/26 (ž) 2,233 2,111
Array Technologies, Inc.
1.000% due 12/01/28 1,073 836
Bandwidth, Inc.
0.500% due 04/01/28 1,167 930
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,946 1,887
Bridgebio Pharma, Inc.
2.250% due 02/01/29 1,077 957
Cable One, Inc.
5.820% due 03/15/26 (ž) 2,271 2,131
CONMED Corp.
2.250% due 06/15/27 2,270 2,144
DigitalOcean Holdings, Inc.
5.634% due 12/01/26 (ž) 2,529 2,287
Enphase Energy, Inc.
5.649% due 03/01/26 (ž) 660 622
Envista Holdings Corp.
1.750% due 08/15/28 1,096 994
Etsy, Inc.
0.250% due 06/15/28 2,818 2,336
Eventbrite, Inc.
0.750% due 09/15/26 1,427 1,266
FuboTV , Inc.
3.250% due 02/15/26 1,168 1,131
Groupon, Inc.
1.125% due 03/15/26 696 635
Guardant Health, Inc.
4.538% due 11/15/27 (ž) 2,400 2,121
Haemonetics Corp.
5.019% due 03/01/26 (ž) 1,518 1,440
JetBlue Airways Corp.
0.500% due 04/01/26 2,206 2,062
Magnite , Inc.
0.250% due 03/15/26 980 921
MARA Holdings, Inc.
1.000% due 12/01/26 987 891
2.506% due 06/01/31 (ž) 391 334
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 1,719 1,612
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 490 462
MP Materials Corp.
0.250% due 04/01/26 (Þ) 2,042 1,937
NeoGenomics , Inc.
0.250% due 01/15/28 1,188 994
Okta , Inc.
0.375% due 06/15/26 578 542
Pebblebrook Hotel Trust
1.750% due 12/15/26 2,148 2,005
PennyMac Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/15/26 1,946 1,906
Porch Group, Inc.
0.750% due 09/15/26 1,038 856
Redfin Corp.
0.500% due 04/01/27 649 499
Redwood Trust, Inc.
7.750% due 06/15/27 537 530
Series REOP
7.750% due 06/15/27 1,150 1,129
Repay Holdings Corp.
6.635% due 02/01/26 (Þ)(ž) 2,141 2,008
Rivian Auto, Inc.
4.625% due 03/15/29 130 130
Snap, Inc.
0.125% due 03/01/28 2,748 2,288
Square, Inc.
5.035% due 05/01/26 (ž) 639 601
0.250% due 11/01/27 860 751
Summit Hotel Properties, Inc.
1.500% due 02/15/26 518 501
Teladoc Health, Inc.
1.250% due 06/01/27 2,527 2,248
The RealReal , Inc. (The)
1.000% due 03/01/28 882 664
Unity Software, Inc.
5.021% due 11/15/26 (ž) 746 683
Upstart Holdings, Inc.
0.250% due 08/15/26 2,673 2,457
Upwork , Inc.
0.250% due 08/15/26 972 901
Ziff Davis, Inc.
1.750% due 11/01/26 2,271 2,130
58,030
International Debt - 6.3%
Abu Dhabi Government International
Bond
5.500% due 04/30/54 (Þ) 200 196
Series REGS
3.125% due 09/30/49 (Þ) 444 294
Adnoc Murban Rsc , Ltd.
4.500% due 09/11/34 (Þ) 518 488
Series REGS
4.500% due 09/11/34 (Þ) 331 312
Argentine Republic Government
International Bond
1.000% due 07/09/29 59 46
0.750% due 07/09/30 (~)(Ê) 118 88
4.125% due 07/09/35 (~)(Ê) 151 102
3.500% due 07/09/41 (~)(Ê) 865 547
Avianca Midco 2 PLC
9.625% due 02/14/30 (Þ) 200 195
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 197 170
Bahrain Government International
Bond
Series REGS
6.750% due 09/20/29 (Þ) 688 700

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 119 74
Brazil Government International Bond
6.125% due 01/22/32 384 376
4.750% due 01/14/50 200 139
7.125% due 05/13/54 200 189
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 213 203
China Government International Bond
4.125% due 11/20/27 (Þ) 472 475
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 272 270
Colombia Government International
Bond
8.750% due 11/14/53 433 439
Corp Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 200 203
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 298 305
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 329 331
Dominican Republic Government
International Bond
Series REGS
5.500% due 02/22/29 (Þ) 150 147
7.050% due 02/03/31 (Þ) 487 503
Ecopetrol SA
7.750% due 02/01/32 449 440
Ecuador Government International
Bond
Series REGS
8.611% due 07/31/30 (Þ)(ž) 317 201
5.493% due 07/31/35 (~)(Ê)(Þ) 343 225
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 477 476
Series REGS
9.450% due 02/04/33 (Þ) 310 306
8.500% due 01/31/47 (Þ) 617 494
El Salvador Government International
Bond
9.650% due 11/21/54 (Þ) 150 160
Series REGS
9.650% due 11/21/54 (Þ) 150 160
Export-Import Bank of India
Series REGS
3.250% due 01/15/30 (Þ) 200 183
2.250% due 01/13/31 (Þ) 116 98
First Majestic Silver Corp.
0.375% due 01/15/27 1,974 1,798
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 22 19
5.000% due 07/03/35 (~)(Æ)(Ê)
(Ø)(Þ) 175 128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.000% due 07/03/29 (~)(Ê)(Þ) 30 27
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 396
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 327 348
Series REGS
8.509% due 01/14/29 (Þ) 200 213
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 321 306
Series REGS
6.125% due 05/22/28 (Þ) 604 617
Indonesia Government International
Bond
4.550% due 01/11/28 210 209
3.550% due 03/31/32 609 548
5.650% due 01/11/53 400 396
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 299 291
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 46
Series REGS
7.500% due 01/13/29 (Þ) 326 325
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 202 200
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 199
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 657 104
Mexico Government International
Bond
6.875% due 05/13/37 454 457
7.375% due 05/13/55 312 314
Nigeria Government International Bond
10.375% due 12/09/34 (Þ) 332 344
Series REGS
7.375% due 09/28/33 (Þ) 521 452
OCP SA
7.500% due 05/02/54 (Þ) 355 360
Oman Government International Bond
Series REGS
5.375% due 03/08/27 (Þ) 206 206
6.750% due 10/28/27 (Þ) 476 492
7.000% due 01/25/51 (Þ) 200 210
ORLEN SA
6.000% due 01/30/35 (Þ) 200 200
Pakistan Government International
Bond
Series REGS
6.875% due 12/05/27 (Þ) 412 383
Panama Government International
Bond
2.252% due 09/29/32 208 149
8.000% due 03/01/38 200 203
4.500% due 04/16/50 767 487

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Paraguay Government International
Bond
Series REGS
4.950% due 04/28/31 (Þ) 259 249
Peruvian Government International
Bond
2.783% due 01/23/31 240 206
5.375% due 02/08/35 135 131
5.875% due 08/08/54 203 194
Petroleos de Venezuela SA
5.375% due 04/12/27 (Æ)(Ø)(Þ) 551 67
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 349 42
5.500% due 04/12/37 (Æ)(Ø)(Þ) 115 14
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 263
Petroleos Mexicanos
6.375% due 01/23/45 574 382
Series WI
6.750% due 09/21/47 993 680
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 422 353
3.404% due 04/28/61 (Þ) 400 261
Philippine Government International
Bond
5.170% due 10/13/27 446 450
1.950% due 01/06/32 500 406
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 200 200
Series REGS
4.500% due 04/23/28 (Þ) 784 781
Republic of Angola Government
International Bond
Series REGS
8.000% due 11/26/29 (Þ) 420 379
Republic of Chile Government
International Bond
4.950% due 01/05/36 400 379
Republic of Poland Government
International Bond
4.625% due 03/18/29 89 88
5.125% due 09/18/34 221 216
5.500% due 03/18/54 627 582
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 232 231
Republic of South Africa Government
International Bond
4.300% due 10/12/28 508 476
5.750% due 09/30/49 241 180
7.950% due 11/19/54 (Þ) 271 260
Republic of Uzbekistan Government
International Bond
6.900% due 02/28/32 (Þ) 200 196
Republic of Zambia Government
International Bond
7.500% due 06/30/33 (~)(Ê)(Þ) 62 55
0.500% due 12/31/53 (Þ) 62 38
Romanian Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 03/24/35 (Þ) 48 43
Series REGS
3.000% due 02/14/31 (Þ) 372 306
4.000% due 02/14/51 (Þ) 716 452
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 370 344
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 707 698
Series REGS
5.750% due 01/16/54 (Þ) 400 379
Sea, Ltd.
0.250% due 09/15/26 2,448 2,252
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 200 139
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 234 165
3.600% due 05/15/36 (~)(Ê)(Þ) 45 36
3.600% due 02/15/38 (~)(Ê)(Þ) 161 133
SSR Mining, Inc.
2.500% due 04/01/39 1,383 1,343
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 200 199
Tecpetrol SA
7.625% due 01/22/33 (Þ) 118 118
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 195
Turkiye Government International
Bond
6.500% due 01/03/35 648 612
Ukraine Government International
Bond
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 84 51
1.750% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 498 277
Series REGS
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 190 117
Uruguay Government International
Bond
4.375% due 01/23/31 107 104
5.750% due 10/28/34 394 403
5.250% due 09/10/60 184 165
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 332 57
11.950% due 08/05/31 (Æ)(Ø)(Þ) 195 37
36,346
Total Long-Term Investments
(cost $92,436) 94,376
Common Stocks - 67.4%
Consumer Discretionary - 8.8%
Adtalem Global Education, Inc.(Æ) 1,753 188
Alibaba Group Holding, Ltd. 224,308 2,706
Alibaba Group Holding, Ltd. - ADR 3,855 381
Amazon.com, Inc.(Æ) 17,863 4,246

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aristocrat Leisure, Ltd. 4,667 219
Autoliv , Inc. 9,205 890
AutoZone, Inc.(Æ) 267 894
Axon Enterprise, Inc.(Æ) 451 294
Bandai Namco Holdings, Inc. 7,800 194
Bath & Body Works, Inc. 9,075 341
Best Buy Co., Inc. 1,796 154
Bridgestone Corp. 5,600 201
Caesars Entertainment, Inc.(Æ) 13,642 492
Celestica, Inc.(Æ) 646 80
Cie Financiere Richemont SA Class A 7,865 1,508
Cie Generale des Etablissements
Michelin SCA
28,127 975
Comcast Corp. Class A 20,197 680
Costco Wholesale Corp. 1,092 1,070
CTS Eventim AG & Co. KGaA 1,107 108
Daiwa House Industry Co., Ltd. 4,800 151
Dassault Aviation SA 280 63
Dave & Buster's Entertainment, Inc.
(Æ)
18,446 490
Davide Campari-Milano NV 149,159 865
Deckers Outdoor Corp.(Æ) 849 151
Denny's Corp.(Æ) 71,326 451
Diageo PLC 10,895 326
DiDi Global, Inc. - ADR(Æ) 15,542 72
DR Horton, Inc. 2,359 335
eBay, Inc. 3,260 220
Ferguson Enterprises, Inc. 468 85
Ferrari NV 950 409
Foschini Group, Ltd. (The) 15,549 118
Fox Corp. Class B 5,994 291
Freshpet , Inc.(Æ) 1,037 166
Galaxy Entertainment Group, Ltd. 25,750 110
Games Workshop Group PLC 1,054 189
Gap, Inc. (The) 5,841 141
General Motors Co. 10,120 501
Genius Sports, Ltd.(Æ) 14,605 129
Genuine Parts Co. 764 89
Gildan Activewear , Inc. Class A 8,003 413
Grand Canyon Education, Inc.(Æ) 675 119
H World Group, Ltd. - ADR 5,059 163
Hermes International 146 409
Home Depot, Inc. (The) 1,370 564
Honda Motor Co., Ltd. 19,000 180
Howden Joinery Group PLC 17,502 178
Hyundai Department Store Co., Ltd. 11,246 387
Industria de Diseno Textil SA 17,212 938
InterContinental Hotels Group PLC 5,513 738
ITOCHU Corp. 7,500 346
JD.com, Inc. - ADR 8,263 336
JD.com, Inc. Class A 44,900 913
Kia Corp. 2,875 201
Kuaishou Technology(Æ)(Þ) 79,500 431
Kyocera Corp. 29,400 303
Lennar Corp. Class A 1,299 170
Li Auto, Inc. - ADR(Æ) 10,895 255
Li Auto, Inc. Class A(Æ) 18,600 220
Lincoln Educational Services Corp.(Æ) 11,765 192
Lojas Renner SA 108,385 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton
SE
1,757 1,266
Magnite , Inc.(Æ) 4,568 79
Mahindra & Mahindra, Ltd. 23,463 807
Matthews International Corp. Class A 7,344 206
Mazda Motor Corp. 9,000 61
McDonald's Corp. 2,336 674
Meituan Class B(Æ)(Þ) 18,200 345
MercadoLibre , Inc.(Æ) 98 188
Millrose Properties, Inc. Class A(Æ)
(ö)(Š)
649 7
Moncler SpA 4,069 256
Mr Price Group, Ltd. 13,060 174
Netflix, Inc. Class B(Æ) 1,178 1,151
Next PLC 4,903 604
Nintendo Co., Ltd. 4,400 289
Omnicom Group, Inc. 1,814 157
Oriental Holdings BHD 84,567 134
PDD Holdings, Inc. - ADR(Æ) 1,455 163
Persimmon PLC Class A 1,886 29
PulteGroup, Inc. 1,764 201
Rational AG 44 39
Restoration Hardware(Æ) 249 104
Rolls-Royce Holdings PLC(Æ) 48,157 361
Ross Stores, Inc. 1,734 261
Rush Street Interactive, Inc.(Æ) 29,660 432
Scout24 SE(Þ) 2,672 260
SEA, Ltd. - ADR(Æ) 1,836 224
Secom Co., Ltd. 5,000 168
Sekisui Chemical Co., Ltd. 6,700 111
SJM Holdings, Ltd.(Æ) 380,000 119
Spectris PLC 35,062 1,307
Strategic Education, Inc. 1,139 112
Stride, Inc.(Æ) 3,280 442
Target Corp. 1,000 138
Taylor Wimpey PLC 19,007 28
Tencent Holdings, Ltd. 51,966 2,738
Tencent Holdings, Ltd. - ADR 5,858 311
Tesla, Inc.(Æ) 1,938 784
Thule Group AB (The)(Þ) 11,540 364
TJX Cos., Inc. (The) 9,898 1,235
Toyota Industries Corp. 5,700 475
Toyota Motor Corp. 1,000 19
Tri Pointe Homes, Inc.(Æ) 12,689 468
Under Armour , Inc. Class C(Æ) 68,076 513
Universal Music Group NV 24,691 688
Volkswagen AG 750 79
Walmart, Inc. 13,139 1,290
Wolters Kluwer NV 1,262 230
Wuliangye Yibin Co., Ltd. Class A 9,350 165
XPeng , Inc. Class A(Æ) 14,200 108
Yamaha Corp. 98,400 695
Yum China Holdings, Inc. 5,224 242
Zalando SE(Æ)(Þ) 14,730 550
50,533
Consumer Staples - 2.9%
Albertsons Cos., Inc. Class A 6,865 138
Alimentation Couche-Tard, Inc. 2,724 144

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc. 11,989 626
Ambev SA 76,565 145
Amorepacific Corp. 2,575 228
Anheuser-Busch InBev SA 329 16
Archer-Daniels-Midland Co. 3,142 161
Asahi Group Holdings, Ltd. 12,000 130
Astarta Holding PLC 17,362 177
Barry Callebaut AG 62 68
Beiersdorf AG 1,101 147
BIM Birlesik Magazalar AS 31,314 478
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
13,161 51
British American Tobacco PLC 8,456 335
Campbell Soup Co. 3,019 117
Carrefour SA 21,829 310
China Mengniu Dairy Co., Ltd. 367,000 730
China Resources Beverage Holdings
Co, Ltd.(Æ)
132,197 202
Chocoladefabriken Lindt & Spruengli
AG
1 113
Church & Dwight Co., Inc. 1,714 181
Clorox Co. (The) 2,779 441
Coca-Cola Co. (The) 4,117 261
Coca-Cola Icecek AS 57,407 91
Colgate-Palmolive Co. 5,195 450
Conagra Brands, Inc. 4,314 112
CP ALL PCL 250,300 385
CVS Health Corp. 3,880 219
DO & CO AG(Æ) 1,692 339
Essity Aktiebolag Class B 4,911 124
First Pacific Co., Ltd. 290,000 160
First Resources, Ltd. 297,997 318
General Mills, Inc. 4,198 253
Genting Plantations Bhd 48,600 63
George Weston, Ltd. 924 143
Golden Agri-Resources, Ltd. 3,677,100 663
Grocery Outlet Holding Corp.(Æ) 47,448 768
GS Holdings Corp. 6,234 164
Haleon PLC 160,688 749
Henkel AG & Co. KGaA 376 29
Hershey Co. (The) 760 113
Imperial Tobacco Group PLC 6,219 210
Japan Tobacco, Inc. 5,200 133
JM Smucker Co. (The) 1,080 115
Kao Corp. 3,800 151
Kato Sangyo Co., Ltd. 2,400 68
Kellanova 1,879 154
Kimberly-Clark Corp. 1,603 208
Kirin Holdings Co., Ltd. 10,900 138
Koninklijke Ahold Delhaize NV 4,689 166
Kraft Heinz Co. (The) 3,366 100
Kroger Co. (The) 4,862 300
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
Loblaw Cos., Ltd. 1,167 146
L'Oreal SA 858 317
Lotus Bakeries NV 4 43
Marks & Spencer Group PLC 25,821 107
Metro, Inc. Class A 2,416 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mondelez International, Inc. Class A 2,470 143
Monster Beverage Corp.(Æ) 2,631 128
National Vision Holdings, Inc.(Æ) 44,536 508
PepsiCo, Inc. 4,675 705
Philip Morris International, Inc. 5,524 719
Procter & Gamble Co. (The) 3,737 620
Raia Drogasil SA 32,442 117
Sprouts Farmers Market, Inc.(Æ) 502 80
Tyson Foods, Inc. Class A 1,788 101
Unicharm Corp. 15,000 118
Unilever PLC 2,317 133
Uni -President Enterprises Corp. 58,000 137
US Foods Holding Corp.(Æ) 1,663 118
WH Group, Ltd.(Þ) 138,169 108
Zabka Group SA(Æ) 32,550 186
16,770
Energy - 2.2%
ABB, Ltd. 5,874 397
AltaGas , Ltd. 5,744 133
Baker Hughes Co. 11,764 543
Bharat Petroleum Corp., Ltd. 38,975 117
Cenovus Energy, Inc. 45,530 658
Chevron Corp. 3,479 519
Coterra Energy, Inc. 6,468 179
Daqo new Energy Corp. - ADR(Æ) 4,536 81
Ecopetrol SA - ADR 13,826 128
EOG Resources, Inc. 2,125 267
Equinor ASA Class N 5,946 143
Exxon Mobil Corp. 8,793 939
Gazprom PJSC(Æ)(Š) 332,583 —
Hess Corp. 1,762 245
Japan Petroleum Exploration Co., Ltd. 19,000 134
Kinder Morgan, Inc. 24,285 667
Lukoil PJSC(Æ)(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 19,600 745
Natural Gas Services Group, Inc.(Æ) 3,609 94
Newpark Resources, Inc.(Æ) 10,769 75
ONEOK, Inc. 3,546 345
Paladin Energy Ltd.(Æ) 27,538 150
Petroleo Brasileiro SA - ADR 42,504 604
Phillips 66 1,281 151
Range Resources Corp. 17,860 662
Reliance Industries, Ltd. 22,518 328
Schneider Electric SE 6,361 1,608
Shell PLC 11,571 380
Suncor Energy, Inc. 6,865 258
Targa Resources Corp. 2,482 488
TechnipFMC PLC 7,130 214
Teck Resources, Ltd. Class B 9,198 376
Tongwei Co., Ltd. Class A 81,100 230
TotalEnergies SE 3,977 231
Tourmaline Oil Corp. 3,728 170
Tullow Oil PLC(Æ) 213,313 48
YPF SA - ADR(Æ) 2,838 112
12,419
Financial Services - 16.8%

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ABN AMRO Bank NV(Þ) 19,429 326
Absa Group, Ltd. 35,702 355
Aedifica SA(ö) 3,693 223
Affirm Holdings, Inc.(Æ) 568 35
Aflac, Inc. 2,921 314
Agree Realty Corp.(ö) 2,211 160
AIA Group, Ltd. 229,200 1,612
Air Lease Corp. Class A 14,734 681
Akbank TAS 255,976 459
Allianz SE 1,246 406
Allstate Corp. (The) 818 157
Alpha FX Group PLC(Þ) 7,181 229
Alpha Services and Holdings SA 140,457 258
Amadeus IT Group SA Class A 5,952 438
American Homes 4 Rent Class A(ö) 6,853 237
American Tower Corp.(ö) 1,038 192
Americold Realty Trust, Inc.(ö) 17,077 373
Arch Capital Group, Ltd. 2,551 237
ARGAN SA(ö) 1,319 87
Ashmore Group PLC 23,350 49
Assicurazioni Generali SpA 6,918 219
Assurant, Inc. 655 141
AvalonBay Communities, Inc.(ö) 1,399 310
AXA Equitable Holdings 4,132 225
Axis Bank, Ltd. 2,797 32
Baloise Holding AG 879 160
Banca Mediolanum SpA 4,850 65
Banco BTG Pactual SA 22,910 128
Banco Santander SA 15,999 82
Bank Central Asia Tbk PT 1,298,422 752
Bank Leumi Le-Israel BM 16,595 208
Bank Mandiri Persero Tbk PT 1,412,492 518
Bank of America Corp. 10,507 486
Bank of Ireland Group PLC 49,394 490
Bank of Montreal 1,235 122
Bank of New York Mellon Corp. (The) 3,102 267
Bank of Nova Scotia (The) 4,521 231
Bank Rakyat Indonesia Persero Tbk PT 579,264 149
BDO Unibank , Inc. 274,912 648
Beazley PLC 40,013 414
Berkshire Hathaway, Inc. Class B(Æ) 2,103 986
BGC Group, Inc. Class A 131,374 1,253
Big Yellow Group PLC(ö) 10,673 126
BlackRock, Inc. 207 223
BNP Paribas SA 6,005 409
BOC Hong Kong Holdings, Ltd. 50,000 162
Brixmor Property Group, Inc.(ö) 16,161 421
Brookfield Corp. 1,744 107
Brown & Brown, Inc. 1,996 209
Camden Property Trust(ö) 1,664 189
Canadian Imperial Bank of Commerce 4,208 265
CapitaLand Integrated Commercial
Trust Class A(ö)
252,400 361
Capitec Bank Holdings, Ltd. 1,594 253
Catena AB 1,750 76
Chailease Holding Co., Ltd. 58,000 203
Charles Schwab Corp. (The) 6,800 562
Charter Hall Group(ö) 26,764 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Construction Bank Corp. Class
H
471,694 383
China International Capital Corp., Ltd.
Class H(Þ)
147,600 245
China Merchants Bank Co., Ltd. Class
H
45,000 246
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
73,300 99
China Resources Land, Ltd. 134,000 406
Chubb, Ltd. 1,692 460
Cincinnati Financial Corp. 1,114 153
CITIC Securities Co., Ltd. Class H 57,500 156
Citigroup, Inc. 6,267 510
CK Hutchison Holdings, Ltd. Class B 184,000 925
Clarivate PLC(Æ) 150,248 814
Close Brothers Group PLC(Æ) 20,831 82
CME Group, Inc. Class A 3,222 762
Country Garden Services Holdings
Co., Ltd.
301,000 196
Cresud SACIF y A - ADR 5,544 71
Crown Castle, Inc.(ö) 10,036 896
Cushman & Wakefield PLC(Æ) 18,188 251
DBS Group Holdings, Ltd. 22,600 741
Digital Core REIT Management Pte ,
Ltd.(ö)
201,600 112
Digital Realty Trust, Inc.(ö) 12,533 2,054
Dime Community Bancshares, Inc. 11,499 359
DLF, Ltd. 12,888 111
DNB Bank ASA 7,554 161
EastGroup Properties, Inc.(ö) 2,946 500
Equinix , Inc.(ö) 1,571 1,435
Equities AB 13,041 427
Equity LifeStyle Properties, Inc. Class
A(ö)
111 7
Erste Group Bank AG 3,767 232
Essex Property Trust, Inc.(ö) 1,510 430
EXOR NV 673 64
Extra Space Storage, Inc.(ö) 6,379 982
Fairfax Financial Holdings, Ltd. 175 236
Fastighets AB Balder Class B(Æ) 48,510 346
Fidelis Insurance Holdings, Ltd. 25,567 422
Fidelity National Financial, Inc. 3,312 193
FinecoBank Banca Fineco SpA 36,609 697
Franklin Resources, Inc. 14,178 315
Frasers Centrepoint Trust(ö) 161,000 254
FTAI Aviation, Ltd. 2,417 243
Gecina SA(ö) 1,826 178
Goodman Group(ö) 50,580 1,148
Grainger PLC 63,116 165
Grupo Financiero Banorte SAB de CV
Class O
44,863 310
Grupo Financiero Galicia SA
- ADR(Æ)
2,525 170
Haci Omer Sabanci Holding AS 77,325 214
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
14,523 278
Hana Financial Group, Inc. 16,154 670
Hang Seng Bank, Ltd. 12,700 159
Hankook Technology Group Co., Ltd. 18,367 215
Hannover Rueck SE 709 187
Hartford Financial Services Group, Inc.
(The)
2,282 255

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HDFC Bank, Ltd. 50,037 982
HDFC Bank, Ltd. - ADR 5,012 304
Healthcare Realty Trust, Inc.(ö) 33,737 565
Highwoods Properties, Inc.(ö) 6,970 208
Hiscox , Ltd. 28,644 388
Hong Kong Exchanges & Clearing,
Ltd.
17,200 668
Host Hotels & Resorts, Inc.(ö) 33,727 564
HSBC Holdings PLC 31,226 326
iA Financial Corp., Inc. 1,983 183
ICICI Bank, Ltd. 112,649 1,624
Industrivarden AB Class A 732 26
ING Groep NV 997 17
Ingenia Communities Group(ö) 84,515 301
Intact Financial Corp. 820 146
Investor AB Class B 8,068 230
Invincible Investment Corp.(ö) 373 163
Invitation Homes, Inc.(ö) 39,447 1,229
Iron Mountain, Inc.(ö) 9,412 956
Japan Metropolitan Fund Investment
Corp.(ö)
240 146
Japan Post Bank Co., Ltd. Class A 19,600 203
Japan Post Holdings Co., Ltd. 15,400 161
JPMorgan Chase & Co. 4,895 1,308
Kasikornbank PCL 30,300 144
KB Financial Group, Inc. 8,085 507
KE Holdings, Inc. - ADR 38,874 678
Kemper Corp. 22,514 1,512
Kenedix Office Investment Corp. Class
A(ö)
314 314
Kimco Realty Corp.(ö) 33,139 744
Klepierre SA(ö) 16,250 483
Korean Reinsurance Co. 33,554 190
Lamar Advertising Co. Class A(ö) 845 107
Land Securities Group PLC(ö) 42,115 304
LEG Immobilien SE 3,113 258
Link REIT(ö) 64,000 264
London Stock Exchange Group PLC 8,291 1,235
LondonMetric Property PLC(ö) 57,108 132
Longfor Group Holdings, Ltd.(Þ) 455,000 576
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 5
M&T Bank Corp. 887 178
Macrotech Developers, Ltd.(Þ) 10,860 151
Manulife Financial Corp. 8,428 252
Marex Group PLC 3,852 137
Markel Group, Inc.(Æ) 98 179
Marsh & McLennan Cos., Inc. 1,807 392
MasterCard, Inc. Class A 4,521 2,511
MetLife, Inc. 2,643 229
Mitsubishi Estate Co., Ltd. 40,199 584
Mitsubishi UFJ Financial Group, Inc. 6,400 81
Mitsui Fudosan Co., Ltd. 101,400 915
Mitsui Fudosan Logistics Park, Inc.(ö) 447 294
Mizuho Financial Group, Inc. 12,700 349
Morgan Stanley 1,729 239
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
538 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Bank Holdings Corp. Class A 18,867 814
National Bank of Greece SA 15,323 133
National Storage REIT(ö) 132,414 184
NatWest Group PLC 116,227 621
Newmark Group, Inc. Class A 23,094 326
Nippon Accommodations Fund, Inc.(ö) 44 166
Nippon Prologis REIT, Inc.(ö) 61 93
Nomura Holdings, Inc. 20,100 131
Nomura Real Estate Holdings, Inc. 5,800 154
Nomura Real Estate Master Fund, Inc.
(ö)
227 219
Nordea Bank Abp 14,819 176
Northern Trust Corp. 1,397 157
Nyfosa AB(Æ) 4,931 51
Omega Healthcare Investors, Inc.(ö) 14,438 535
Orix JREIT, Inc.(ö) 96 107
Oversea-Chinese Banking Corp., Ltd. 13,500 173
Palomar Holdings, Inc.(Æ) 826 89
Parkway Life Real Estate Investment
Trust(ö)
84,700 241
Perella Weinberg Partners 10,806 279
Ping An Insurance Group Co. of China,
Ltd. Class H
163,267 915
Piper Sandler Cos. 1,004 318
Piraeus Financial Holdings SA 39,509 179
PNC Financial Services Group, Inc.
(The)
841 169
Progressive Corp. (The) 1,827 450
Prologis, Inc.(ö) 16,231 1,936
Prosperity Bancshares, Inc. 10,279 822
Prosus NV(Æ) 14,411 550
Public Storage(ö) 3,747 1,118
Qifu Technology, Inc. - ADR 27,199 1,085
Raiffeisen Bank International AG 1,540 35
Raymond James Financial, Inc. 1,214 205
REA Group, Ltd. 822 127
Realty Income Corp.(ö) 10,857 593
Regions Financial Corp. 6,720 166
RELX PLC 15,446 768
Resona Holdings, Inc. 80,400 596
Ringkjoebing Landbobank A/S 644 105
Royal Bank of Canada 3,490 425
Safestore Holdings PLC(ö) 29,966 228
Sampo OYJ Class A 3,103 128
Samsung Fire & Marine Insurance Co.,
Ltd.
963 250
SBA Communications Corp.(ö) 349 69
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
SBI Life Insurance Co., Ltd.(Þ) 5,889 101
Schroders PLC 77,472 338
Segro PLC(ö) 44,054 391
SEI Investments Co. 197 17
SGS SA 1,745 169
Shriram Finance, Ltd. 29,645 186
Simon Property Group, Inc.(ö) 10,724 1,864
Skyward Specialty Insurance Group,
Inc.(Æ)
4,207 186
Sprott , Inc. 2,273 99
Standard Bank Group, Ltd. 5,665 66
Stockland(ö) 129,614 413

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Financial Group, Inc. 6,900 171
Sun Communities, Inc.(ö) 8,197 1,037
Sun Hung Kai Properties, Ltd. 35,000 314
Sun Life Financial, Inc. 3,358 194
Swiss Re AG 1,109 169
Swissquote Group Holding SA 1,150 501
T Rowe Price Group, Inc. 1,150 134
TAG Immobilien AG 5,384 80
Talanx AG 809 69
Toronto-Dominion Bank (The) 2,784 159
Travelers Cos., Inc. (The) 955 234
UDR, Inc.(ö) 16,658 695
Unibail - Rodamco -Westfield(ö) 1,852 155
United Overseas Bank, Ltd. 6,200 171
Unum Group 2,874 219
Ventas, Inc.(ö) 2,727 165
VGP NV 963 82
VICI Properties, Inc.(ö) 27,314 813
Visa, Inc. Class A 1,963 671
Vonovia SE 18,630 572
VTB Bank PJSC(Æ)(Š) 58,930 —
Warehouses De Pauw CVA(ö) 5,305 114
Webster Financial Corp. 18,164 1,094
Wells Fargo & Co. 4,015 316
Welltower , Inc.(ö) 22,532 3,075
Weyerhaeuser Co.(ö) 14,801 453
Wharf Real Estate Investment Co., Ltd. 96,000 238
Wintrust Financial Corp. 790 103
WR Berkley Corp. 3,174 187
Yellow Cake PLC(Æ)(Þ) 45,714 277
Yoma Strategic Holdings, Ltd.(Æ) 978,808 54
Zurich Insurance Group AG 611 371
97,000
Health Care - 6.1%
Abbott Laboratories 2,085 267
AbbVie, Inc. 2,317 426
ADMA Biologics, Inc.(Æ) 28,619 462
Alcon, Inc. 5,028 460
Align Technology, Inc.(Æ) 79 17
Artivion , Inc.(Æ) 5,714 177
Aspen Pharmacare Holdings, Ltd. 8,579 82
AstraZeneca PLC 8,823 1,242
AtriCure , Inc.(Æ) 7,512 300
Aurobindo Pharma, Ltd. 46,178 624
Axogen , Inc.(Æ) 6,813 124
Becton Dickinson & Co. 1,277 316
BeiGene , Ltd. - ADR(Æ) 100 22
BioLife Solutions, Inc.(Æ) 6,434 176
Boston Scientific Corp.(Æ) 2,952 302
Bristol-Myers Squibb Co. 6,714 396
Butterfly Network, Inc.(Æ) 21,875 87
CareDx , Inc.(Æ) 6,871 160
Cencora , Inc. Class A 832 212
Centene Corp.(Æ) 2,655 170
ChemoMetec A/S 7,252 559
Chong Kun Dang Pharmaceutical Corp. 749 44
Cigna Group (The) 1,154 340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cochlear, Ltd. 1,129 224
Cooper Cos, Inc. (The)(Æ) 5,571 538
Corcept Therapeutics, Inc.(Æ) 3,945 264
Danaher Corp. 2,933 653
Elevance Health, Inc. 785 311
Eli Lilly & Co. 1,347 1,093
Encompass Health Corp. 2,492 247
Enovis Corp. Class W(Æ) 33,780 1,587
Euroapi SA(Æ) 50,477 168
Fisher & Paykel Healthcare Corp., Ltd. 2,597 55
Fresenius SE & Co. 5,418 208
FUJIFILM Holdings Corp. 6,900 152
GeneDx Holdings Corp.(Æ) 5,318 398
Genmab A/S(Æ) 376 74
Gerresheimer AG 1,539 108
Gilead Sciences, Inc. 5,065 492
Globus Medical, Inc. Class A(Æ) 1,455 135
GSK Finance No. 3 PLC 9,762 171
Harrow Health, Inc.(Æ) 2,226 68
HCA Healthcare, Inc. 988 326
Henry Schein, Inc.(Æ) 1,648 132
Humana, Inc. 295 87
IDEXX Laboratories, Inc.(Æ) 642 271
Innovent Biologics, Inc.(Æ)(Þ) 180,500 767
Innoviva , Inc.(Æ) 21,146 394
Insmed , Inc.(Æ) 3,280 251
Insulet Corp.(Æ) 436 121
Intuitive Surgical, Inc.(Æ) 555 317
iRadimed Corp. 1,299 77
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A
30,700 190
Johnson & Johnson 9,876 1,503
Kyorin Pharmaceutical Co., Ltd. 27,900 264
Labcorp Holdings, Inc. 668 167
Lifco AB Class B 10,988 361
Ligand Pharmaceuticals, Inc. Class
B(Æ)
2,052 239
MannKind Corp.(Æ) 8,968 52
Masimo Corp.(Æ) 821 143
McKesson Corp. 368 219
Medtronic PLC 8,176 743
Merck & Co., Inc. 3,722 368
Merck KGaA 730 111
Mirum Pharmaceuticals, Inc.(Æ) 2,196 107
Molina Healthcare, Inc.(Æ) 1,631 506
Natera , Inc.(Æ) 1,132 200
Novartis AG 4,059 425
Novo Nordisk A/S Class B 22,563 1,905
Otsuka Holdings Co., Ltd. 2,600 136
PACS Group, Inc.(Æ) 3,576 52
Penumbra, Inc.(Æ) 542 145
Pfizer, Inc. 18,380 487
Phreesia , Inc.(Æ) 2,861 81
Pro Medicus , Ltd. 865 149
QIAGEN NV(Æ) 7,202 321
Quest Diagnostics, Inc. 933 152
RadNet , Inc.(Æ) 3,670 240
Regeneron Pharmaceuticals, Inc. 188 127
Roche Holding AG 1,435 461

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sanofi SA 8,948 971
Sartorius Stedim Biotech 845 194
Shionogi & Co., Ltd. 11,100 163
Siemens Healthineers AG(Þ) 4,474 255
Smith & Nephew PLC 48,623 620
Straumann Holding AG 4,807 681
Stryker Corp. 558 218
Summit Therapeutics, Inc.(Æ) 2,574 55
Suzuken Co., Ltd. 2,500 78
Teleflex, Inc. 5,061 912
Tenet Healthcare Corp.(Æ) 3,968 559
Terumo Corp. 8,300 156
UFP Technologies, Inc.(Æ) 688 189
United Therapeutics Corp.(Æ) 498 175
UnitedHealth Group, Inc. 2,625 1,424
Universal Health Services, Inc. Class B 848 160
Varex Imaging Corp.(Æ) 22,170 305
Vaxcyte , Inc.(Æ) 1,872 165
Vertex Pharmaceuticals, Inc.(Æ) 810 374
WuXi AppTec Co., Ltd. Class H(Þ) 22,200 158
Zoetis, Inc. Class A 3,748 641
34,961
Materials and Processing - 5.1%
AddTech AB Class B 13,810 402
Alcoa Corp. 13,939 492
Aluminum Corp. of China, Ltd. Class A 314,700 338
Aluminum Corp. of China, Ltd. Class
H
480,000 306
Amcor PLC 12,264 119
Anglo American Platinum, Ltd. 37,378 1,314
Anglo American PLC 14,366 423
Anglogold Ashanti PLC 33,989 1,027
ArcelorMittal SA 23,280 578
Aris Mining Corp.(Æ) 68,109 254
Artemis Gold, Inc.(Æ) 19,262 209
Ashland, Inc. 11,990 761
Atlas Arteria, Ltd. 126,740 398
Babcock International Group PLC 56,214 375
Barrick Gold Corp. 31,244 511
BASF SE 1,661 80
Bear Creek Mining Corp.(Æ) 109,903 27
Belimo Holding AG 127 93
BHP Group, Ltd. 5,809 143
BrightView Holdings, Inc.(Æ) 18,366 289
Carpenter Technology Corp. 1,014 196
Carrier Global Corp. 6,229 407
CCL Industries, Inc. Class B 2,632 131
CCR SA 74,434 143
Cemex SAB de CV - ADR 39,419 234
Copart , Inc.(Æ) 5,344 310
CRH PLC 2,243 223
Diploma PLC 9,075 510
Ecolab, Inc. 819 205
Equinox Gold Corp.(Æ) 104,689 632
ERO Copper Corp.(Æ) 44,506 596
Fastenal Co. 3,996 293
First Quantum Minerals, Ltd.(Æ) 25,207 316
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortescue Metals Group, Ltd. 7,504 88
Freeport-McMoRan, Inc. 9,123 327
Fresnillo PLC 19,267 166
Gabriel Resources, Ltd.(Æ) 802,802 6
Geberit AG 532 297
General Electric Co. 993 202
Givaudan SA 57 249
Glencore PLC(Æ) 41,325 179
Gold Fields, Ltd. - ADR 23,858 404
Heidelberg Materials AG 1,494 211
Hindalco Industries, Ltd. 15,956 109
Holcim AG(Æ) 3,224 324
Impala Platinum Holdings, Ltd.(Æ) 217,468 1,199
International Tower Hill Mines, Ltd.
(Æ)
104,920 48
Investment AB Latour Class B 1,410 37
Ivanhoe Electric, Inc.(Æ) 14,706 87
Ivanhoe Mines, Ltd. Class A(Æ) 35,483 381
K+S AG 65,970 926
Knife River Corp.(Æ) 444 46
Kronos Worldwide, Inc. 55,980 537
LG Chem , Ltd. 1,118 181
Linde PLC 2,277 1,016
LKQ Corp. 2,576 96
Lotte Chemical Corp. 4,601 178
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 22
LyondellBasell Industries NV Class A 1,791 136
MHP SE - GDR(Æ)(Þ) 69,777 376
Mitsui Chemicals, Inc. 2,200 48
Modine Manufacturing Co.(Æ) 2,214 225
Mondi PLC 7,834 122
Newmont Corp. 17 ,6 33 751
Northern Dynasty Minerals, Ltd.(Æ) 302,827 196
NovaGold Resources, Inc.(Æ) 77,017 241
Novonesis ( Novozymes ) B Class B 13,678 781
Nucor Corp. 952 122
Perpetua Resources Corp.(Æ) 12,396 146
Polyus PJSC(Æ)(Š) 4,869 —
PPG Industries, Inc. 1,131 131
Promotora y Operadora de
Infraestructura SAB de CV
14,183 134
Rayonier Advanced Materials, Inc.(Æ) 48,365 387
Rio Tinto PLC 2,628 159
Rio Tinto, Ltd. 2,111 154
Royal Gold, Inc. 4,807 672
RPM International, Inc. 1,488 188
Sandstorm Gold, Ltd. 15,008 88
Seabridge Gold, Inc.(Æ) 37,479 461
Sherwin-Williams Co. (The) 1,679 601
Shin-Etsu Chemical Co., Ltd. 15,000 468
Sibanye Stillwater, Ltd.(Æ) 55,666 53
Sociedad Quimica y Minera de Chile
SA - ADR
9,104 360
Southern Copper Corp. 1,591 146
Symrise AG 2,597 266
Ternium SA - ADR 4,404 132
ThyssenKrupp AG 27,987 139
UltraTech Cement, Ltd. 1,850 244

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vale SA Class B - ADR 28,214 262
VSE Corp. 814 83
Western Copper & Gold Corp.(Æ) 31,468 33
Wheaton Precious Metals Corp. 11,432 714
Zijin Mining Group Co., Ltd. Class H 300,000 561
29,231
Producer Durables - 7.4%
Adyen NV(Æ)(Þ) 293 475
Aena SME SA(Þ) 2,878 620
Aeroports de Paris SA 1,067 122
Airbus SE 6,181 1,068
Airtac International Group 22,000 577
Allfunds Group PLC 69,652 358
AP Moller - Maersk A/S Class B 118 174
Arcosa , Inc. 4,191 425
Argan , Inc. 1,460 200
Atlas Copco AB Class A 35,177 589
Atlas Copco AB Class B 10,264 153
Auckland International Airport, Ltd. 36,807 179
Automatic Data Processing, Inc. 526 159
Avery Dennison Corp. 818 152
BAE Systems PLC 43,178 653
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
398,000 145
Canadian Pacific Kansas City, Ltd. 8,839 704
Canon, Inc. 4,500 145
CECO Environmental Corp.(Æ) 5,826 165
Cellnex Telecom SA(Þ) 5,315 178
Central Japan Railway Co. 6,500 121
Charoen Pokphand Foods PCL 371,600 243
China Communications Services Corp.,
Ltd. Class H
584,886 332
Cintas Corp. 3,465 695
CompoSecure , Inc. Class A 8,166 130
Construction Partners, Inc. Class A(Æ) 1,467 118
Contemporary Amperex Technology
Co., Ltd. Class A
9,700 346
CSX Corp. 35,850 1,178
Custom Truck One Source, Inc.(Æ) 160,053 815
Danone SA 15,122 1,058
Deutsche Post AG 3,514 127
DL E&C Co., Ltd. 13,660 294
Dover Corp. 991 202
Eiffage SA 1,422 127
Embraer SA - ADR(Æ) 1,033 42
EMCOR Group, Inc. 683 306
Equifax, Inc. 2,564 705
Everus Construction Group, Inc.(Æ) 1,840 127
Expeditors International of Washington,
Inc.
1,227 139
FedEx Corp. 1,067 283
Flughafen Zurich AG 1,786 430
Fortive Corp. 2,075 169
Fukuda Corp. 2,600 85
Fuyao Glass Industry Group Co., Ltd.
Class A
58,800 484
Gartner, Inc.(Æ) 276 150
GE Vernova , Inc. 578 215
GEA Group AG 18,831 997
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Dynamics Corp. 1,577 405
Getlink SE 35,863 575
GFL Environmental, Inc. 4,280 185
GMR Infrastructure, Ltd.(Æ) 247,195 207
Graco , Inc. 4,026 339
Grupo Aeroportuario del Pacifico SAB
de CV Class B
33,501 619
Grupo Aeroportuario del Sureste SAB
de CV Class B
15,044 409
Guangshen Railway Co., Ltd. Class H 724,000 194
Halma PLC 9,038 338
Hi Sun Technology China, Ltd.(Æ) 864,000 34
Holley, Inc.(Æ) 54,431 166
Honeywell International, Inc. 1,152 258
Huntington Ingalls Industries, Inc. 591 117
Hyundai Heavy Industries Co., Ltd.(Æ) 1,396 221
Illinois Tool Works, Inc. 620 161
Infrastrutture Wireless Italiane SpA (Þ) 6,342 66
InterGlobe Aviation, Ltd.(Æ)(Þ) 18,694 927
Intertek Group PLC 10,868 686
Jacobs Solutions, Inc. 1,056 148
Japan Airport Terminal Co., Ltd. 9,400 305
Kamigumi Co., Ltd. 9,400 205
Keppel Corp., Ltd. 15,000 75
Kirby Corp.(Æ) 1,516 165
Knorr- Bremse AG 3,902 310
Kone OYJ Class B 3,592 186
Kongsberg Gruppen ASA 1,344 160
Korean Air Lines Co., Ltd. 2,948 50
L3Harris Technologies, Inc. 593 126
LG Energy Solution, Ltd.(Æ) 549 133
Limbach Holdings, Inc.(Æ) 2,902 268
Loar Holdings, Inc.(Æ) 715 57
Logitech International SA 3,168 316
Mama's Creations, Inc.(Æ) 31,107 239
Marubeni Corp. 8,400 126
Mettler -Toledo International, Inc.(Æ) 496 677
Mitsubishi Corp. 13,235 211
Mitsubishi Electric Corp. 17,400 287
Mitsui OSK Lines, Ltd. 2,700 92
Moody's Corp. 1,816 907
Mueller Industries, Inc. 3,274 258
MYR Group, Inc.(Æ) 3,499 495
Nestle SA 13,859 1,178
Nippon Yusen 5,200 163
Norfolk Southern Corp. 419 107
Northrop Grumman Corp. 322 157
Otis Worldwide Corp. 4,640 443
PACCAR, Inc. 2,370 263
Pan Ocean Co., Ltd. 33,572 76
Paychex, Inc. 1,307 193
Poste Italiane SpA (Þ) 1,973 30
Pyeong Hwa Automotive Co., Ltd. 8,879 61
Republic Services, Inc. Class A 740 160
Rollins, Inc. 3,869 191
Ryanair Holdings PLC - ADR 27,297 1,274
S&P Global, Inc. 1,446 754
Samsung Heavy Industries Co., Ltd.
(Æ)
23,594 210

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sezzle , Inc.(Æ) 579 135
SF Holding Co., Ltd. Class H(Æ) 61,484 262
Spirax-Sarco Engineering PLC 955 95
Sterling Infrastructure, Inc.(Æ) 2,937 418
Techtronic Industries Co., Ltd. 52,500 705
Teledyne Technologies, Inc.(Æ) 308 157
Textron, Inc. 1,911 146
Trade Desk, Inc. (The) Class A(Æ) 2,768 328
TransDigm Group, Inc. 495 670
Transurban Group 85,404 708
Trelleborg AB Class B 11,319 425
Tutor Perini Corp.(Æ) 30,792 742
Union Pacific Corp. 1,235 306
Verisk Analytics, Inc. Class A 556 160
Vinci SA 4,031 435
W.W. Grainger, Inc. 234 249
Wartsila OYJ Abp Class B 2,911 55
Waste Management, Inc. 933 205
Weir Group PLC (The) 47,596 1,426
West Japan Railway Co. 24,100 444
Willdan Group, Inc.(Æ) 1,456 51
WSP Global, Inc. 898 152
XPO, Inc.(Æ) 563 75
Yangzijiang Shipbuilding Holdings,
Ltd.
79,543 178
42,649
Technology - 13.5%
8x8, Inc.(Æ) 247,380 693
AAC Technologies Holdings, Inc. 189,500 975
Accenture PLC Class A 1,645 633
Adobe, Inc.(Æ) 1,149 503
Airbnb, Inc. Class A(Æ) 4,113 539
Akamai Technologies, Inc.(Æ) 1,388 139
Alchip Technologies, Ltd. 2,000 188
Allegion PLC 3,544 470
Alpha & Omega Semiconductor, Ltd.
(Æ)
9,073 349
Alphabet, Inc. Class A 17,183 3,506
Alphabet, Inc. Class C 11,860 2,438
Amentum Holdings, Inc.(Æ) 4,917 103
Ansys , Inc.(Æ) 1,335 468
Apple, Inc. 27,299 6,442
Applied Materials, Inc. 5,935 1,070
AppLovin Corp. Class A(Æ) 976 361
ASM International NV 1,644 945
ASML Holding NV 1,592 1,181
AudioEye , Inc.(Æ) 4,255 81
Auto Trader Group PLC(Þ) 17,414 171
AvePoint , Inc.(Æ) 20,972 394
Baidu, Inc.(Æ) 1,276 116
Baidu, Inc. Class A(Æ) 42,150 477
BE Semiconductor Industries NV 1,761 227
Blend Labs, Inc. Class A(Æ) 39,074 150
Booking Holdings, Inc. 85 403
Broadcom, Inc. 9,617 2,128
Cars.com, Inc.(Æ) 26,651 478
Cellebrite Di, Ltd.(Æ) 6,346 152
CGI, Inc. 1,952 230
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Check Point Software Technologies,
Ltd.(Æ)
1,014 221
Cisco Systems, Inc. 15,077 914
Cognizant Technology Solutions Corp.
Class A
3,059 253
Coherent Corp.(Æ) 1,376 124
Constellation Software, Inc. 76 248
Credo Technology Group Holding, Ltd.
(Æ)
2,459 172
CyberArk Software, Ltd.(Æ) 824 306
Descartes Systems Group, Inc. (The)
(Æ)
1,340 155
DoorDash , Inc. Class A(Æ) 2,111 399
Electronic Arts, Inc. 1,041 128
Extreme Networks, Inc.(Æ) 10,733 170
Fair Isaac Corp.(Æ) 158 296
Fiserv, Inc.(Æ) 1,357 293
Five9, Inc.(Æ) 3,663 150
Fortinet, Inc.(Æ) 1,690 170
Hewlett Packard Enterprise Co. 9,799 208
Hon Hai Precision Industry Co., Ltd. 192,000 1,039
Infosys, Ltd. 29,897 651
Intel Corp. 988 19
International Business Machines Corp. 1,014 259
Kanzhun , Ltd. - ADR(Æ) 9,489 137
Keyence Corp. 2,100 906
KLA Corp. 223 165
Lam Research Corp. 6,532 529
Leidos Holdings, Inc. 1,291 183
LG Corp. Class H 7,787 398
Lumentum Holdings, Inc. Class E(Æ) 2,306 196
MediaTek , Inc. 15,000 661
Meta Platforms, Inc. Class A 3,757 2,589
Microsoft Corp. 17,700 7,346
Motorola Solutions, Inc. 741 348
MSCI, Inc. Class A 2,059 1,229
NAVER Corp. 1,725 256
NCAB Group AB 34,151 205
NCR Voyix Corp.(Æ) 20,474 252
Nemetschek SE 4,065 487
NetEase , Inc. - ADR 1,791 184
Nice, Ltd.(Æ) 514 86
Nokia OYJ 100,355 470
NVIDIA Corp. 22,786 2,736
Obic Co., Ltd. 4,500 134
ON Semiconductor Corp.(Æ) 2,229 117
Onestream , Inc.(Æ) 3,724 111
Ooma , Inc.(Æ) 13,333 192
Oracle Corp. 3,866 657
Orange SA 12,739 137
Parade Technologies, Ltd. 27,000 569
Parsons Corp.(Æ) 2,708 215
PAX Global Technology, Ltd. 70,000 43
Pegasystems , Inc. 1,834 199
Pinterest, Inc. Class A(Æ) 9,671 319
Powerfleet , Inc.(Æ) 32,983 195
QUALCOMM, Inc. 4,942 855
Red Violet, Inc. 2,666 97
Reply SpA 2,919 481

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Roku, Inc.(Æ) 245 20
Roper Technologies, Inc. 552 318
Salesforce, Inc. 1,602 547
Samsung Electronics Co., Ltd. 44,169 1,575
SAP SE 6,227 1,730
Semtech Corp.(Æ) 4,991 334
Shopify, Inc. Class A(Æ) 135 16
Signify NV(Þ) 29,761 645
Silicon Laboratories, Inc.(Æ) 803 109
Silicon Motion Technology Corp. 10,157 555
SimilarWeb , Ltd.(Æ) 18,883 306
Singapore Telecommunications, Ltd. 81,400 199
SiTime Corp.(Æ) 610 124
SK Hynix, Inc. 8,037 1,093
Skyworks Solutions, Inc. 1,550 138
SoftBank Corp. 181,000 233
Softcat PLC 17,623 349
Sony Group Corp. 5,400 119
Taiwan Semiconductor Manufacturing
Co., Ltd.
172,000 5,844
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
12,098 2,532
Texas Instruments, Inc. 1,056 195
Tokyo Electron, Ltd. 1,300 221
Tower Semiconductor, Ltd.(Æ) 13,434 657
Trip.com Group, Ltd. - ADR(Æ) 3,859 271
Uber Technologies, Inc.(Æ) 10,403 695
Unimicron Technology Corp. 52,000 218
Vimeo, Inc.(Æ) 59,125 397
Vivid Seats, Inc. Class A(Æ) 87,530 376
Vodafone Group PLC 482,753 412
Wix.com, Ltd.(Æ) 631 151
Workiva , Inc.(Æ) 1,322 130
Xero , Ltd.(Æ) 529 60
Xiaomi Corp. Class B(Æ)(Þ) 246,200 1,231
Zeta Global Holdings Corp. Class
A(Æ)
4,742 87
Zomato ., Ltd.(Æ) 71,209 180
77,936
Utilities - 4.6%
AES Corp. (The) 22,553 248
Ameren Corp. 1,814 171
American Electric Power Co., Inc. 8,518 838
AT&T, Inc. 32,179 764
Atmos Energy Corp. 1,217 173
Bharti Airtel, Ltd. 52,108 975
BKV Corp.(Æ) 11,417 280
Brookfield Renewable Corp. 2,513 67
Canadian Natural Resources, Ltd. 12,780 388
Centrais Eletricas Brasileiras SA 87,836 542
CGN Power Co., Ltd. Class H(Þ) 617,000 199
Cheniere Energy, Inc. 3,155 706
China Gas Holdings, Ltd. 86,200 71
China Yangtze Power Co., Ltd. Class A 165,100 658
CMS Energy Corp. 2,024 134
ConocoPhillips Co. 2,553 252
Consolidated Edison, Inc. 2,924 274
Deutsche Telekom AG 19,489 654
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dominion Energy, Inc. 5,421 301
DT Midstream, Inc. 2,872 290
DTE Energy Co. 1,059 127
Duke Energy Corp. 6,416 719
Edison International 3,332 180
EDP Group ( Energias de Portugal) SA 48,404 152
Elisa OYJ 3,226 139
Emera , Inc. 4,536 172
Enbridge, Inc. 10,813 468
Endesa SA 6,283 139
Enel SpA 33,611 239
Engie SA 17,916 295
ENN Energy Holdings, Ltd. 69,700 473
Entergy Corp. 2,004 162
Evergy , Inc. 1,705 109
Eversource Energy 4,887 282
Exelon Corp. 19,313 773
Expand Energy Corp. 4,834 491
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 136
Fortis, Inc. 3,360 143
Fortum OYJ 46,809 680
GAIL India, Ltd. 73,723 150
Gaztransport Et Technigaz SA 1,376 211
Hera SpA 16,895 62
Hong Kong & China Gas Co., Ltd. 195,000 149
Iberdrola SA 19,381 274
Inpex Corp. 7,900 95
KDDI Corp. 7,700 257
Korea Electric Power Corp. 30,978 446
Korea Electric Power Corp. - ADR 11,267 82
Kosmos Energy, Ltd.(Æ) 22,558 72
KT Corp. - ADR 62,321 1,080
LG Uplus Corp. 198,573 1,369
MEG Energy Corp. Class A 3,289 54
MTN Group, Ltd. 29,257 179
National Grid PLC 151,226 1,839
Naturgy Energy Group SA 1,812 44
NextEra Energy, Inc. 6,536 468
Nippon Telegraph & Telephone Corp. 436,600 429
Osaka Gas Co., Ltd. 6,300 124
Ovintiv , Inc. 3,164 134
PG&E Corp. 6,811 107
Portland General Electric Co. 13,781 567
Power Assets Holdings, Ltd. 23,000 149
PRIO SA(Æ) 7,183 50
Public Service Enterprise Group, Inc. 5,334 446
Redeia Corp. SA 7,131 120
RusHydro PJSC(Æ)(Š) 104,654,642 —
RWE AG 4,086 127
Scottish & Southern Energy PLC 5,493 111
Sempra Energy 3,379 280
Severn Trent PLC Class H 6,384 200
Southern Co. (The) 1,654 139
Telefonica SA 45,189 184
Telstra Group, Ltd. 57,808 142
Terna - Rete Elettrica Nazionale 17,132 141
T-Mobile US, Inc. 923 215

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UGI Corp. 7,431 228
Veolia Environnement SA 23,795 678
Verbund AG Class A 698 54
Verizon Communications, Inc. 18,514 729
WEC Energy Group, Inc. 1,388 138
Xcel Energy, Inc. 7,921 532
26,719
Total Common Stocks
(cost $336,710) 388,218
Preferred Stocks - 0.2%
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.216% (Ÿ) 1,936 169
Energy - 0.0%
Petroleo Brasileiro SA
15.848% (Ÿ) 28,988 187
Financial Services - 0.0%
Itau Unibanco Holding SA
12.207% (Ÿ) 27,633 160
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
3.243% (Ÿ) 4,432 261
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.920% (Ÿ) 11,020 323
Total Preferred Stocks
(cost $1,131) 1,100
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Apr 2025
5,975.00 Put (19) USD 11,353 (ÿ) 206
Total Options Purchased
(cost $172) 206
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Grupo Financiero Galicia SA(Æ)
  2025 Rights 28 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 13.6%
Alarm.com, Inc.
5.354% due 01/15/26 (ž) 2,289 2,177
Arbor Realty Trust, Inc.
7.500% due 08/01/25 194 194
Cardlytics, Inc.
1.000% due 09/15/25 648 583
Chegg , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.125% due 03/15/25 972 954
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 200 195
EZCORP, Inc.
2.375% due 05/01/25 1,143 1,130
Five9, Inc.
0.500% due 06/01/25 713 702
Fiverr International, Ltd.
5.959% due 11/01/25 (ž) 1,309 1,253
Hat Holdings I LLC
0.000% due 05/01/25 (Þ) 603 654
Health Catalyst, Inc.
2.500% due 04/15/25 164 162
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 2,173 2,115
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,557 1,516
National Vision Holdings, Inc.
2.500% due 05/15/25 1,623 1,603
NeoGenomics , Inc.
1.250% due 05/01/25 604 595
NuVasive , Inc.
0.375% due 03/15/25 1,397 1,389
Okta , Inc.
0.125% due 09/01/25 843 818
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 1,297 1,263
Pegasystems , Inc.
0.750% due 03/01/25 1,168 1,163
Petroleos de Venezuela SA
Series REGS
6.000% due 05/16/24 (Æ)(Ø)(Þ) 95 11
Retrophin , Inc.
2.500% due 09/15/25 260 255
Two Harbors Investment Corp.
6.250% due 01/15/26 908 902
U.S. Cash Management Fund(@) 52,885,012
(∞)
52,874
Vail Resorts, Inc.
4.919% due 01/01/26 (ž) 2,206 2,111
Venezuela Government International
Bond
Series REGS
7.750% due 10/13/19 (Æ)(Ø)(Þ) 86 13
Wayfair, Inc.
0.625% due 10/01/25 2,134 2,063
Wix.com, Ltd.
4.702% due 08/15/25 (ž) 1,384 1,350
Total Short-Term Investments
(cost $78,082) 78,045
Total Investments - 97.6%
(identified cost $508,531) 561,945
Other Assets and Liabilities,
Net - 2.4%
13,554
Net Assets - 100.0%
575,499

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 447
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.3%
ABN AMRO Bank NV 03/22/23 EUR 19,429 16.33 317
326
Abu Dhabi Government International Bond 11/02/22 444,000 70.31 312
294
Abu Dhabi Government International Bond 04/23/24 200,000 98.34 197
196
Adnoc Murban Rsc , Ltd. 09/04/24 518,000 99.14 513
488
Adnoc Murban Rsc , Ltd. 11/05/24 331,000 95.09 315
312
Adyen NV 02/16/24 EUR 293 1,484.66 435
475
Aena SME SA 04/27/20 EUR 2,878 170.55 452
620
Alpha FX Group PLC 05/31/24 GBP 7,181 30.66 220
229
Auto Trader Group PLC 02/02/24 GBP 17,414 9.30 162
171
Avianca Midco 2 PLC 01/30/25 200,000 99.03 198
195
Azerbaijan Government International Bond 09/21/22 197,000 85.80 169
170
Bahrain Government International Bond 09/11/24 688,000 104.48 719
700
Bolivia Government International Bond 12/07/23 119,000 55.29 66
74
CBB International Sukuk Programme Co. WLL 07/18/24 213,000 95.68 204
203
Cellnex Telecom SA 08/11/23 EUR 5,315 35.92 191
178
CGN Power Co., Ltd. 09/30/22 HKD 617,000 0.26 159
199
China Government International Bond 10/17/24 200,000 97.45 195
195
China Government International Bond 11/13/24 472,000 99.59 470
475
China International Capital Corp., Ltd. 09/11/23 HKD 147,600 1.74 257
245
Codelco Metals, Inc. 06/17/24 272,000 100.45 273
270
Corp Nacional del Cobre de Chile 01/08/25 200,000 99.96 200
203
Costa Rica Government International Bond 05/01/24 298,000 101.09 301
305
Development Bank of Kazakhstan JSC 04/04/24 329,000 99.80 328
331
Dominican Republic Government International Bond 03/20/23 487,000 98.29 479
503
Dominican Republic Government International Bond 10/17/24 150,000 99.25 149
147
Ecuador Government International Bond 10/03/22 343,385 48.08 165
225
Ecuador Government International Bond 02/29/24 316,646 53.99 171
201
Egypt Government International Bond 04/11/24 617,000 77.72 480
494
Egypt Government International Bond 01/28/25 477,000 100.00 477
476
Egypt Government International Bond 01/28/25 310,000 100.00 310
306
El Salvador Government International Bond 12/09/24 150,000 108.89 163
160
El Salvador Government International Bond 01/02/25 150,000 105.10 158
160
Export-Import Bank of India 09/20/22 116,000 84.11 98
98
Export-Import Bank of India 11/06/24 200,000 91.85 184
183
Ghana Government International Bond 10/10/24 175,044 72.61 127
128
Ghana Government International Bond 10/10/24 21,726 88.07 19
19
Ghana Government International Bond 11/20/24 30,000 87.22 26
27
Guatemala Government International Bond 06/06/23 401,000 100.00 401
396
Halyk Savings Bank of Kazakhstan JSC 12/10/21 14,523 10.73 156
278
Hat Holdings I LLC 10/13/23 603,000 103.12 622
654
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 327,000 100.52 329
348
Hazine Mustesarligi Varlik Kiralama AS 11/25/24 200,000 107.50 215
213
Hungary Government International Bond 07/19/23 604,000 102.33 618
617
Hungary Government International Bond 01/03/24 321,000 98.02 315
306
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
66
Innovent Biologics, Inc. 11/10/23 HKD 180,500 5.26 949
767
InterGlobe Aviation, Ltd. 06/10/22 INR 18,694 35.46 663
927
Ivory Coast Government International Bond 01/23/24 299,000 98.18 294
291
Jordan Government International Bond 04/04/23 46,000 99.13 46
46
Jordan Government International Bond 01/17/24 326,000 99.78 325
325
Kenya Government International Bond 02/12/24 202,000 97.54 197
200
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99.97 200
199
Kuaishou Technology 06/10/22 HKD 79,500 7.79 619
431
Lebanon Government International Bond 10/31/22 657,000 8.87 58
104
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Longfor Group Holdings, Ltd. 04/21/23 HKD 455,000 1.82 829
576
Macrotech Developers, Ltd. 04/05/24 INR 10,860 15.86 172
151
Match Group Financeco , Inc. 11/01/23 490,000 93.20 457
462
Meituan 06/21/24 HKD 18,200 17.87 325
345
MHP SE 03/10/17 69,777 9.68 676
376
MP Materials Corp. 03/07/24 2,042,000 92.97 1,898
1,937
NAC Kazatomprom JSC 10/15/19 19,600 17.00 333
745
Nigeria Government International Bond 09/20/22 521,000 71.72 374
452
Nigeria Government International Bond 12/02/24 332,000 100.00 332
344
OCP SA 04/24/24 355,000 97.28 345
360
Oman Government International Bond 09/20/22 476,000 101.44 483
492
Oman Government International Bond 11/06/24 200,000 106.43 213
210
Oman Government International Bond 12/03/24 206,000 99.95 206
206

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
ORLEN SA 01/23/25 200,000 98.56 197
200
Pakistan Government International Bond 08/29/24 412,000 89.81 370
383
Paraguay Government International Bond 11/18/24 259,000 95.91 248
249
Petroleos de Venezuela SA 02/29/24 349,297 18.10 63
42
Petroleos de Venezuela SA 09/10/24 95,023 100.00 95
11
Petroleos de Venezuela SA 12/18/24 114,900 11.49 13
14
Petroleos de Venezuela SA 01/07/25 550,800 11.80 65
67
Petroleos del Peru SA 09/20/22 416,000 64.85 270
263
Petronas Capital, Ltd. 09/20/22 422,000 86.50 365
353
Petronas Capital, Ltd. 10/31/23 400,000 64.19 257
261
Poste Italiane SpA 09/10/24 EUR 1,973 13.73 27
30
Qatar Government International Bond 10/30/23 784,000 98.29 771
781
Qatar Government International Bond 05/21/24 200,000 99.56 199
200
Repay Holdings Corp. 05/22/23 2,141,000 93.63 2,005
2,008
Republic of Angola Government International Bond 10/04/24 420,000 91.32 384
379
Republic of Serbia Government International Bond 06/05/24 232,000 97.96 227
231
Republic of South Africa Government International Bond 11/12/24 271,000 100.00 271
260
Republic of Uzbekistan Government International Bond 05/22/24 200,000 98.72 197
196
Republic of Zambia Government International Bond 06/28/24 61,980 49.26 31
38
Republic of Zambia Government International Bond 06/28/24 62,354 88.03 55
55
Romania Government International Bond 02/12/24 716,000 68.58 491
452
Romania Government International Bond 09/19/24 48,000 98.81 47
43
Romanian Government International Bond 12/10/24 372,000 83.32 310
306
Saudi Arabian Oil Co. 07/10/24 370,000 97.65 361
344
Saudi Government International Bond 01/08/24 707,000 99.24 702
698
Saudi Government International Bond 05/28/24 400,000 97.06 388
379
SBI Life Insurance Co., Ltd. 01/24/25 INR 5,889 16.72 98
101
Scout24 SE 05/17/24 EUR 2,672 77.04 206
260
Senegal Government International Bond 09/20/22 200,000 71.31 143
139
Siemens Healthineers AG 02/05/21 EUR 4,474 53.00 237
255
Signify NV 06/10/22 EUR 29,761 29.65 882
645
Sri Lanka Government International Bond 12/20/24 44,658 68.98 31
36
Sri Lanka Government International Bond 12/20/24 233,688 70.17 164
165
Sri Lanka Government International Bond 12/20/24 161,353 71.53 115
133
TC Ziraat Bankasi AS 01/28/25 200,000 99.49 199
199
Tecpetrol SA 01/16/25 118,000 99.94 118
118
Thule Group AB (The) 11/08/24 SEK 11,540 33.38 385
364
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.38 199
195
Ukraine Government International Bond 08/30/24 83,665 42.27 35
51
Ukraine Government International Bond 08/30/24 498,275 45.20 225
277
Ukraine Government International Bond 10/10/24 190,243 55.48 106
117
Venezuela Government International Bond 03/19/24 332,000 19.75 66
57
Venezuela Government International Bond 07/30/24 85,800 15.32 13
13
Venezuela Government International Bond 09/06/24 194,500 15.72 31
37
WH Group, Ltd. 09/10/24 HKD 138,169 0.77 106
108
WuXi AppTec Co., Ltd. 12/19/24 HKD 22,200 7.10 158
158
Xiaomi Corp. 09/10/24 HKD 246,200 2.40 590
1,231
Yellow Cake PLC 07/08/19 GBP 45,714 2.64 121
277
Zalando SE 12/15/23 EUR 14,730 28.26 362 550
36,534
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 8 EUR 637 02/25
42
DAX Index Futures 3 EUR 1,636 03/25
103
EURO STOXX 50 Index Futures 23 EUR 1,217 03/25
75
FTSE 100 Index Futures 8 GBP 693 03/25
38
FTSE/MIB Index Futures 3 EUR 549 03/25
32

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 449
Futures Contracts
Amounts in thousands (except contract amounts )
Hang Seng Index Futures 3 HKD 3,049 02/25
11
IBEX 35 Index Futures 3 EUR 372 02/25
19
Long Gilt Futures 96 GBP 8,906 03/25
(224)
MSCI Emerging Markets Index Futures 36 USD 1,963 03/25
(26)
OMXS30 Index Futures 9 SEK 2,406 02/25
12
S&P 500 E-Mini Index Futures 338 USD 102,537 03/25
(1,226)
S&P/TSX 60 Index Futures 3 CAD 925 03/25
8
SPI 200 Index Futures 10 AUD 2,127 03/25
32
TOPIX Index Futures 11 JPY 307,010 03/25
36
United States 2 Year Treasury Note Futures 156 USD 32,077 03/25
(13)
United States 5 Year Treasury Note Futures 726 USD 77,240 03/25
(253)
United States 10 Year Treasury Note Futures 496 USD 53,986 03/25
(898)
United States 10 Year Ultra Treasury Note Futures 128 USD 14,256 03/25
(326)
United States Treasury Long Bond Futures 42 USD 4,784 03/25
(108)
United States Treasury Ultra Bond Futures 46 USD 5,450 03/25 29
Short Positions
EURO STOXX 50 Index Futures 485 EUR 25,661 03/25
(1,662)
Euro-Bund Futures 101 EUR 13,385 03/25
437
FTSE 100 Index Futures 132 GBP 11,433 03/25
(641)
Hang Seng Index Futures 64 HKD 65,040 02/25
(232)
Japanese 10 Year Government Bond Futures 17 JPY 2,391,390 03/25
189
Japanese 10 Year Mini Government Bond Futures 12 JPY 168,888 03/25
6
MSCI Emerging Markets Index Futures 677 USD 36,910 03/25
852
Russell 2000 E-Mini Index Futures 473 USD 54,286 03/25
1,939
S&P/TSX 60 Index Futures 22 CAD 6,786 03/25 (64)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,813)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 19 5,175.00 USD 9,833 04/17/25 (36)
Total Liability for Options Written (premiums received $36) (36)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 208 USD 27 02/03/25 —
Bank of New York USD 4,111 NOK 46,777 02/10/25 21
Bank of New York DKK 6,388 USD 904 03/19/25 14
Bank of New York EUR 2,338 USD 2,466 03/19/25 35
Bank of New York GBP 2,031 USD 2,589 03/19/25 71
Bank of New York HKD 6,579 USD 847 03/19/25 2
Bank of New York SEK 5,844 USD 536 03/19/25 8
Citigroup USD 4,114 NOK 46,777 02/10/25 19
Citigroup SEK 59,215 USD 5,340 02/10/25 (2)
HSBC CHF 7,415 USD 8,188 02/10/25 40
HSBC DKK 6,388 USD 906 03/19/25 16
HSBC EUR 2,338 USD 2,471 03/19/25 40
HSBC GBP 2,031 USD 2,590 03/19/25 72
HSBC HKD 6,579 USD 847 03/19/25 2
HSBC SEK 5,844 USD 537 03/19/25 8
Royal Bank of Canada USD 2,854 EUR 2,769 02/10/25 19
Royal Bank of Canada USD 2,449 GBP 1,975 02/10/25 —
State Street USD 87 AUD 139 02/03/25 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1,402 AUD 2,201 03/19/25 (34)
State Street USD 712 CAD 1,003 03/19/25 (21)
State Street USD 7 EUR 7 02/03/25 —
State Street USD 17 EUR 16 02/03/25 —
State Street USD 17 EUR 17 02/03/25 —
State Street USD 141 EUR 136 02/03/25 —
State Street USD 8 EUR 7 02/10/25 —
State Street USD 8 GBP 6 02/03/25 —
State Street USD 2,928 GBP 2,348 02/10/25 (17)
State Street USD 27 JPY 4,203 02/10/25 —
State Street USD 1,491 JPY 224,307 03/19/25 (38)
State Street USD 3 SEK 35 02/10/25 —
State Street CHF 74 USD 82 02/10/25 —
State Street CHF 1,382 USD 1,582 03/19/25 57
State Street DKK 6,388 USD 905 03/19/25 14
State Street EUR 2,338 USD 2,467 03/19/25 37
State Street GBP 2,031 USD 2,590 03/19/25 73
State Street HKD 41 USD 5 02/04/25 —
State Street HKD 6,579 USD 847 03/19/25 2
State Street JPY 3,876 USD 25 02/03/25 —
State Street JPY 390,505 USD 2,494 02/10/25 (25)
State Street NOK 107 USD 10 02/10/25 —
State Street SEK 380 USD 34 02/03/25 —
State Street SEK 5,844 USD 537 03/19/25 8
UBS AUD 4,635 USD 2,889 02/10/25 8
UBS DKK 6,388 USD 904 03/19/25 14
UBS EUR 2,338 USD 2,465 03/19/25 35
UBS GBP 2,031 USD 2,589 03/19/25 71
UBS HKD 6,579 USD 847 03/19/25 2
UBS SEK 5,844 USD 535 03/19/25 7
Westpac DKK 6,388 USD 904 03/19/25 14
Westpac EUR 2,338 USD 2,465 03/19/25 35
Westpac GBP 2,031 USD 2,588 03/19/25 71
Westpac HKD 6,579 USD 847 03/19/25 2
Westpac SEK 5,844 USD 536 03/19/25 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 687
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG Morgan Stanley 2.106% EUR 175 (5.000%)
(2)
12/20/29 (26) 2 (24)
Total Open Corporate Issues - Purchase Protection Contracts (26) 2 (24)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 451
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 29,000 (1.000%)
(2)
12/20/29 815 (110) 705
Total Open Credit Indices - Purchase Protection Contracts 815 (110) 705
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Schaeffler AG Morgan Stanley 2.106% EUR 175 5.000%
(2)
12/20/29 29 (5) 24
Total Open Corporate Issues - Sell Protection Contracts 29 (5) 24
Total Open Credit Default Swap Contracts (å) 818 (113) 705
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 58,030 $ —
$ —
$ 58,030
International Debt — 36,346 —
—
36,346
Common Stocks
Consumer Discretionary 24,671 25,855 7
—
50,533
Consumer Staples 8,736 8,034 —
—
16,770
Energy 8,058 4,361 —
—
12,419
Financial Services 54,231 42,769 —
—
97,000
Health Care 22,424 12,537 —
—
34,961
Materials and Processing 15,932 13,299 —
—
29,231
Producer Durables 20,676 21,973 —
—
42,649
Technology 53,140 24,796 —
—
77,936
Utilities 14,511 12,208 —
—
26,719
Preferred Stocks 347 753 — — 1,100
Options Purchased 206 — — — 206
Warrants and Rights — — — — —
Short-Term Investments — 25,171 — 52,874 78,045
Total Investments 222,932 286,132 7 52,874 561,945

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 3,860 — — — 3,860
Foreign Currency Exchange Contracts — 824 — — 824
Credit Default Swap Contracts — 729 — — 729
A
Liabilities
Futures Contracts (5,673) — — — (5,673)
Options Written (36) — — — (36)
Foreign Currency Exchange Contracts (1) (136) — — (137)
Credit Default Swap Contracts — (24) — — (24)
Total Other Financial Instruments
*
$ (1,850) $ 1,393 $ — $ — $ (457)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2025, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
379
Argentina ............................................................................................
1,257
Australia .............................................................................................
5,144
Austria ................................................................................................
782
Azerbaijan ..........................................................................................
170
Bahrain ...............................................................................................
903
Belgium ..............................................................................................
478
Bolivia, Plurinational State of ............................................................
74
Brazil ..................................................................................................
4,888
Canada ................................................................................................
13,985
Chile ...................................................................................................
1,212
China ..................................................................................................
26,811
Colombia ............................................................................................
1,260
Costa Rica ..........................................................................................
305
Denmark .............................................................................................
3,598
Dominican Republic ..........................................................................
650
Ecuador ..............................................................................................
426
Egypt ..................................................................................................
1,276
El Salvador .........................................................................................
319
Finland ...............................................................................................
1,833
France .................................................................................................
9,950
Germany .............................................................................................
10,242
Ghana .................................................................................................
293

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 453
Amounts in thousands
Country Exposure
Fair Value
$
Greece ................................................................................................
570
Guatemala ..........................................................................................
396
Hong Kong .........................................................................................
4,466
Hungary ..............................................................................................
922
India ...................................................................................................
9,487
Indonesia ............................................................................................
3,713
Ireland ................................................................................................
1,123
Israel ...................................................................................................
3,130
Italy ....................................................................................................
4,395
Ivory Coast .........................................................................................
291
Jamaica ...............................................................................................
199
Japan ..................................................................................................
15,079
Jordan .................................................................................................
371
Kazakhstan .........................................................................................
1,353
Kenya .................................................................................................
200
Luxembourg .......................................................................................
764
Macao .................................................................................................
229
Malaysia .............................................................................................
811
Mexico ...............................................................................................
3,983
Montenegro ........................................................................................
104
Morocco .............................................................................................
360
Myanmar ............................................................................................
54
Netherlands ........................................................................................
5,048
New Zealand ......................................................................................
294
Nigeria ................................................................................................
795
Norway ...............................................................................................
463
Oman ..................................................................................................
908
Pakistan ..............................................................................................
383
Panama ...............................................................................................
839
Paraguay .............................................................................................
249
Peru ....................................................................................................
794
Philippines ..........................................................................................
1,504
Poland ................................................................................................
1,086
Portugal ..............................................................................................
152
Qatar ...................................................................................................
981
Romania .............................................................................................
801
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
1,421
Senegal ...............................................................................................
139
Serbia .................................................................................................
231
Singapore ...........................................................................................
4,802
South Africa .......................................................................................
6,563
South Korea .......................................................................................
10,886
Spain ..................................................................................................
3,018
Sri Lanka ............................................................................................
334
Sweden ...............................................................................................
4,705
Switzerland ........................................................................................
4,956
Taiwan ................................................................................................
11,946
Thailand .............................................................................................
1,052
Trinidad and Tobago ..........................................................................
195
Turkey ................................................................................................
2,615
Ukraine ...............................................................................................
998
United Arab Emirates .........................................................................
1,291
United Kingdom .................................................................................
22,031

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
330,711
Uruguay ..............................................................................................
672
Uzbekistan ..........................................................................................
196
Venezuela, Bolivarian Republic of ....................................................
242
Zambia ...............................................................................................
409
Total Investments ............................................................................... 561,945
Transactions (amounts in thousands) during the period ended January 31, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 75,312 $ 70,089 $ 92,521 $ (4) $ (2) $ 52,874 $ 698 $ —

Russell Investment Company
Notes to Schedules of Investments — January 31, 2025 (Unaudited)
Notes to Schedules of Investments 455
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i )
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Company
Notes to Schedules of Investments, continued — January 31, 2025 (Unaudited)
456 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — January 31, 2025 (Unaudited)
Notes to Quarterly Report 457
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. This Quarterly Report reports on 24 of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated
Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2025 (Unaudited)
458 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2025 (Unaudited)
Notes to Quarterly Report 459
proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Equity, U.S. Strategic Equity, Multifactor International Equity,
International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid &
Small Cap, Tax-Managed International Equity, Tax-Managed Real Assets, Long Duration Bond, Strategic Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income and Multi-
Asset Growth Strategy had no transfers into or out of Level 3 for the period ended January 31, 2025.
The Opportunistic Credit Fund, Investment Grade Bond Fund and Short Duration Bond Fund had transfers out of Level 3 into
Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable.
The amounts transferred were $453,300, $1,160 and $179,149 respectively.
U.S. Small Cap Equity Fund had transfers out of Level 3 into Level 1 representing financials instruments for which quoted prices in an active market became available. The amount transferred was $20,045.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2025 (Unaudited)
460 Notes to Quarterly Report
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
3. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure except the following:
Effective March 1, 2025, the Sustainable Equity Fund was renamed the Sustainable Aware Equity Fund.
Effective March 1, 2025, the Multi-Asset Growth Strategy Fund was renamed the Multi-Asset Strategy Fund.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com